UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779
______________________________________________________________________________________

JOHN HANCOCK FUNDS II
______________________________________________________________________________________

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210
______________________________________________________________________________________
(Address of principal executive offices)                                                                       (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210
______________________________________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-3000

Date of fiscal year end: August 31
Date of reporting period: May 31, 2007

Item 1. Schedule of Investments.

John Hancock

MUTUAL FUNDS

John Hancock Funds II

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)
(showing percentage of total net assets)

Absolute Return Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 92.11%

Investment Companies - 2.02%
PowerShares DB Commodity
Index Tracking Fund *	4,545	$115,943

JOHN HANCOCK FUNDS II - 90.09%
Capital Appreciation (Jennison)	21,261	232,384
Core Bond (Wells Capital)	13,675	170,392
Equity-Income (T. Rowe Price)	11,263	231,785
Fundamental Value (Davis)	6,399	117,157
Global Bond (PIMCO)	11,806	168,944
High Income (MFC Global U.S.)	41,296	464,584
High Yield (WAMCO)	10,956	115,035
International Opportunities (Marsico)	7,559	145,061
International Small Company (DFA)	14,433	173,916
International Value (Templeton)	7,144	144,533
Investment Quality Bond (Wellington)	24,279	284,065
Large Cap (UBS)	10,208	174,040
Large Cap Value (BlackRock)	4,204	116,699
Natural Resources (Wellington)	4,146	177,534
Quantitative Value (MFC Global U.S.A.)	6,279	116,418
Real Estate Equity (T. Rowe Price)	33,121	403,740
Real Return Bond (PIMCO)	43,342	565,618
Small Company Value (T. Rowe Price)	6,341	174,369
Spectrum Income (T. Rowe Price)	32,130	342,507
Strategic Bond (WAMCO)	19,115	227,665
Strategic Income (MFC Global U.S.)	16,952	171,387
Total Return (PIMCO)	25,058	340,033
U.S. Government Securities (WAMCO)	8,414	113,335

		5,171,201

TOTAL INVESTMENT COMPANIES (Cost $4,808,874)		$5,287,144

SHORT TERM INVESTMENTS - 7.47%
U.S. Treasury Bills
zero coupon due 06/21/2007	$430,000	$428,827

TOTAL SHORT TERM INVESTMENTS
(Cost $428,827)		$428,827

Total Investments (Absolute Return Fund)
(Cost $5,237,701) - 99.58%		$5,715,971
Other Assets in Excess of Liabilities - 0.42%		24,200

TOTAL NET ASSETS - 100.00%		$5,740,171

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 16.10%
Treasury Inflation Protected
Securities (d) - 0.33%
1.875% due 07/15/2013	$1,872,248	$1,807,889
U.S. Treasury Bonds - 1.57%
4.50% due 02/15/2036	5,228,000	4,812,620

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Bonds (continued)
4.75% due 02/15/2037	$920,000	$882,553
8.75% due 08/15/2020	2,073,000	2,802,760

		8,497,933
U.S. Treasury Notes - 14.20%
4.25% due 11/15/2013	7,410,000	7,168,597
4.50% due 04/30/2009 to 05/15/2017	49,574,000	48,434,780
4.75% due 02/15/2010 to 05/15/2014	21,585,000	21,502,523

		77,105,900

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $87,840,947)		$87,411,722

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.67%

Federal Home Loan Bank - 0.03%
5.80% due 09/02/2008	135,000	135,796

Federal Home Loan Mortgage Corp. - 1.65%
3.952% due 06/01/2034	132,427	130,002
5.168% due 11/01/2035	1,064,559	1,046,171
5.287% due 12/01/2035	996,111	977,565
5.50% due 03/22/2022	1,505,000	1,478,909
5.64% due 04/01/2037	1,040,000	1,045,616
5.82% due 04/01/2037	920,238	923,667
5.845% due 11/01/2036	759,648	759,524
5.875% due 03/21/2011	81,000	82,987
5.885% due 03/01/2037	2,523,849	2,537,739

		8,982,180
Federal National Mortgage
Association - 23.92%
2.50% due 06/15/2008	3,039,000	2,953,771
3.716% due 07/01/2033 (b)	6,283	6,294
4.375% due 03/15/2013	20,000	19,170
4.50% TBA **	6,000,000	5,739,372
4.875% due 12/15/2016	705,000	685,018
5.00% due 05/01/2018 to 12/01/2034	7,086,080	6,869,484
5.00% TBA **	30,000,000	28,662,490
5.057% due 05/01/2035	3,931,144	3,949,648
5.50% due 03/15/2011 to 06/01/2037	30,170,574	29,709,024
5.50% TBA **	17,450,000	17,035,562
6.00% due 05/15/2008 to 01/01/2037	14,976,499	14,990,924
6.00% TBA **	11,000,000	10,986,250
6.25% due 05/15/2029	157,000	173,401
6.50% due 02/01/2036 to 02/01/2037	2,672,352	2,714,458
6.625% due 09/15/2009	5,046,000	5,203,360
7.00% due 09/01/2010 to 10/25/2041	108,732	112,250
7.50% due 09/01/2029 to 08/01/2031	6,242	6,531

		129,817,007
Government National Mortgage
Association - 0.05%
5.00% due 04/15/2035	117,972	113,331
5.50% due 03/15/2035	120,199	118,239
6.00% due 03/15/2033 to 06/15/2033	50,880	51,260
6.50% due 09/15/2028 to 08/15/2031	9,361	9,628

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government National Mortgage
Association (continued)
7.00% due 04/15/2029		$2,816	$2,946
8.00% due 10/15/2026		2,424	2,578

			297,982
The Financing Corp. - 0.02%
10.35% due 08/03/2018		75,000	106,652

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $140,767,407)			$139,339,617

FOREIGN GOVERNMENT OBLIGATIONS - 0.24%

Argentina - 0.02%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	177,218	33,060
0.6491% due 12/15/2035 (b)		393,449	16,997
5.83% due 12/31/2033 (b)		72,870	35,573

			85,630
Brazil - 0.11%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	920,000	592,352

Canada - 0.00%
Government of Canada
5.50% due 06/01/2010	CAD	5,000	4,792

Chile - 0.04%
Republic of Chile
5.755% due 01/28/2008 (b)		$223,000	223,223

Colombia - 0.01%
Republic of Colombia
10.00% due 01/23/2012		20,000	23,540
11.75% due 03/01/2010	COP	16,000,000	8,989

			32,529
Japan - 0.01%
Government of Japan
0.90% due 12/22/2008	JPY	550,000	4,517
1.50% due 09/20/2014		1,350,000	11,040
1.80% due 03/22/2010		2,650,000	22,157

			37,714
Mexico - 0.05%
Government of Mexico
8.00% due 12/07/2023	MXN	238,900	23,189
8.00% due 12/19/2013		167,800	16,018
9.875% due 02/01/2010		$205,000	227,550

			266,757
Panama - 0.00%
Republic of Panama
8.875% due 09/30/2027		6,000	7,770
9.375% due 07/23/2012		2,000	2,315

			10,085
Peru - 0.00%
Republic of Peru
9.875% due 02/06/2015		2,000	2,532

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Philippines - 0.00%
Republic of Philippines
9.125% due 02/22/2010	EUR	2,000	$2,965

Sweden - 0.00%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	30,000	4,401
5.25% due 03/15/2011		30,000	4,480

			8,881

Turkey - 0.00%
Turkey Government Bond
20.00% due 10/17/2007	TRY	23,700	18,499

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,178,021)			$1,285,959

CORPORATE BONDS - 27.19%

Aerospace - 0.04%
BAE Systems PLC, 2001 Asset Trust
6.664% due 09/15/2013		$42,828	44,544
TransDigm, Inc.
7.75% due 07/15/2014		150,000	156,000

			200,544

Agriculture - 0.09%
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010		285,000	289,275
Mosaic Company
7.625% due 12/01/2016		180,000	191,250

			480,525

Air Travel - 0.25%
Continental Airlines, Inc., Series 00-2
8.307% due 04/02/2018		172,372	179,698
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019		105,206	108,362
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012		515,000	527,875
Qantas Airways, Ltd.
5.125% due 06/20/2013		545,000	519,742

			1,335,677

Amusement & Theme Parks - 0.03%
HRP Myrtle Beach Operations LLC
10.07% due 04/01/2012 (b)		140,000	140,700

Apparel & Textiles - 0.03%
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)		135,000	140,063

Auto Parts - 0.00%
Delphi Corp.
6.197% due 11/15/2033		2,000	2,300

Auto Services - 0.00%
ERAC USA Finance Company
7.95% due 12/15/2009		10,000	10,538

Automobiles - 0.12%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		234,000	230,750

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Automobiles (continued)
DaimlerChrysler N.A. Holding Corp. (continued)
5.875% due 03/15/2011		$395,000	$398,994

			629,744
Banking - 2.62%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	1,000	1,459
BAC Capital Trust XI
6.625% due 05/23/2036		$555,000	580,769
BAC Capital Trust XV
6.16% due 06/01/2056 (b)		925,000	923,736
Banco Macro SA
8.50% due 02/01/2017		310,000	311,550
Banco Mercantil del Norte SA
6.862% due 10/13/2021		435,000	441,540
Banco Santander Chile
5.375% due 12/09/2014		5,000	4,913
5.71% due 12/09/2009 (b)		18,000	18,041
BanColombia SA
6.875% due 05/25/2017		225,000	224,662
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000	1,402
BankAmerica Institutional Capital B
7.70% due 12/31/2026		$125,000	129,809
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)		350,000	335,448
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		1,225,000	1,174,637
HBOS PLC
5.375% due 11/29/2049 (b)		22,000	21,538
6.413% due 09/29/2049 (b)		450,000	431,227
ICICI Bank, Ltd.
5.895% due 01/12/2010 (b)		420,000	420,311
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		5,000	4,835
Landsbanki Islands HF
6.06% due 08/25/2009 (b)		490,000	495,221
6.10% due 08/25/2011		295,000	300,127
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)		1,490,000	1,451,258
NB Capital Trust IV
8.25% due 04/15/2027		50,000	52,001
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)		755,000	732,152
RBS Capital Trust IV
6.15% due 09/29/2049 (b)		18,000	18,276
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)		580,000	665,019
Shinhan Bank
6.819% due 09/20/2036 (b)		515,000	528,841
Silicon Valley Bank
6.05% due 06/01/2017		415,000	408,568
Societe Generale
5.922% due 12/31/2049		290,000	284,717
Standard Chartered PLC
6.409% due 01/30/2017 (b)		1,215,000	1,187,444

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Standard Chartered PLC (continued)
7.014% due 12/30/2049 (b)	$300,000	$298,454
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	1,300,000	1,204,468
TuranAlem Finance BV
7.875% due 06/02/2010	12,000	12,137
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	700,000	700,891
Washington Mutual Bank, Series BKNT
6.75% due 05/20/2036	400,000	418,330
Washington Mutual, Inc.
4.20% due 01/15/2010	222,000	215,110
5.65% due 03/22/2012 (b)	7,000	6,975
Wells Fargo & Company
3.50% due 04/04/2008	219,000	215,566

		14,221,432
Broadcasting - 0.29%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	214,000	224,512
News America Holdings, Inc.
6.75% due 01/09/2038	2,000	2,110
7.75% due 12/01/2045	9,000	10,060
8.25% due 08/10/2018	375,000	438,625
Viacom, Inc.
6.625% due 05/15/2011	575,000	593,448
XM Satellite Radio, Inc.
9.75% due 05/01/2014	330,000	331,650

		1,600,405
Building Materials & Construction - 0.18%
USG Corp.
6.30% due 11/15/2016	1,000,000	986,690

Business Services - 0.36%
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,000	2,060
Minerva Overseas, Ltd.
9.50% due 02/01/2017	460,000	483,000
Science Applications International Corp.
5.50% due 07/01/2033	825,000	717,183
Xerox Corp.
6.75% due 02/01/2017	715,000	739,919

		1,942,162
Cable and Television - 0.98%
Comcast Corp.
6.50% due 11/15/2035	530,000	524,214
Comcast Corp., Class A
7.05% due 03/15/2033	11,000	11,615
Cox Communications, Inc.
4.625% due 01/15/2010	22,000	21,535
5.45% due 12/15/2014	218,000	213,065
6.75% due 03/15/2011	209,000	217,480
7.75% due 11/01/2010	207,000	221,357
Rogers Cable, Inc.
6.75% due 03/15/2015	290,000	302,740

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable and Television (continued)
Shaw Communications, Inc.
8.25% due 04/11/2010	$275,000	$291,500
TCI Communications, Inc.
9.80% due 02/01/2012	285,000	331,808
Time Warner Companies, Inc.
7.57% due 02/01/2024	34,000	37,063
Time Warner Entertainment Company LP
8.375% due 07/15/2033	535,000	636,859
8.375% due 03/15/2023	300,000	352,158
Time Warner, Inc.
6.50% due 11/15/2036	540,000	525,829
6.75% due 04/15/2011	575,000	597,845
7.625% due 04/15/2031	9,000	9,898
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	1,002,045

		5,297,011
Cellular Communications - 0.36%
America Movil S.A. de CV
5.75% due 01/15/2015	280,000	279,605
American Tower Corp.
7.50% due 05/01/2012	12,000	12,510
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	211,000	228,152
8.75% due 03/01/2031	209,000	267,740
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	240,000	265,998
Nextel Communications, Inc.
6.875% due 10/31/2013	435,000	439,931
7.375% due 08/01/2015	2,000	2,043
Nextel Partners, Inc.
8.125% due 07/01/2011	415,000	432,704
Rogers Wireless, Inc.
9.625% due 05/01/2011	8,000	9,052

		1,937,735
Chemicals - 0.18%
American Pacific Corp.
9.00% due 02/01/2015	305,000	307,669
Cytec Industries, Inc.
6.75% due 03/15/2008	13,000	13,057
ICI Wilmington, Inc.
4.375% due 12/01/2008	218,000	214,085
Lyondell Chemical Company
10.875% due 05/01/2009	25,000	25,000
Nova Chemicals, Ltd.
7.875% due 09/15/2025	265,000	247,444
Sterling Chemicals, Inc.
10.25% due 04/01/2015	145,000	146,812

		954,067
Commercial Services - 0.02%
Aramark Corp.
8.50% due 02/01/2015	120,000	126,150

Computers & Business Equipment - 0.09%
Cisco Systems, Inc.
5.50% due 02/22/2016	510,000	504,055

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Containers & Glass - 0.14%
BWAY Corp.
10.00% due 10/15/2010		$337,000	$353,008
Greif, Inc.
6.75% due 02/01/2017		125,000	126,250
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		145,000	146,087
US Corrugated, Inc.
10.00% due 06/12/2013		110,000	110,000

			735,345

Crude Petroleum & Natural Gas - 0.39%
Apache Corp.
5.625% due 01/15/2017		1,000,000	992,992
Hess Corp.
7.30% due 08/15/2031		212,000	230,324
OPTI Canada, Inc.
8.25% due 12/15/2014		400,000	424,000
Premcor Refining Group, Inc.
7.50% due 06/15/2015		4,000	4,171
Sabine Pass LNG LP
7.50% due 11/30/2016		480,000	492,000

			2,143,487

Diversified Financial Services - 0.04%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014		208,000	192,796

Domestic Oil - 0.08%
Devon Financing Corp., ULC
6.875% due 09/30/2011		205,000	215,364
Enterprise Products Operating LP
6.375% due 02/01/2013		210,000	215,495

			430,859

Drugs & Health Care - 0.15%
Allegiance Corp.
7.00% due 10/15/2026		205,000	214,326
Allergan, Inc.
5.75% due 04/01/2016		400,000	401,610
Wyeth
4.375% due 03/01/2008		210,000	208,147

			824,083

Educational Services - 0.04%
Riverdeep Interactive Learning
8.095% due 11/28/2013 (f)	EUR	199,497	200,452

Electrical Equipment - 0.05%
Ametek, Inc.
7.20% due 07/15/2008		$295,000	299,576

Electrical Utilities - 2.14%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017		569,815	636,768
AES Gener SA
7.50% due 03/25/2014		218,000	231,132
American Electric Power Company, Inc.
5.25% due 06/01/2015		210,000	204,368
Appalachian Power Company
5.80% due 10/01/2035		39,000	36,704

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Arizona Public Service Company
5.50% due 09/01/2035	$222,000	$195,373
Beaver Valley Funding Corp.
9.00% due 06/01/2017	1,020,000	1,139,207
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	10,000	10,896
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	235,000	259,116
Constellation Energy Group, Inc.
7.60% due 04/01/2032	360,000	407,211
Dominion Resources, Inc.
5.70% due 09/17/2012	207,000	208,583
6.30% due 09/30/2066 (b)	800,000	808,051
7.50% due 06/30/2066 (b)	320,000	341,376
Empresa Nacional De Electricidad
8.50% due 04/01/2009	8,000	8,388
Enersis SA
7.375% due 01/15/2014	12,000	12,813
Entergy (Waterford 3 Funding)
8.09% due 01/02/2017	465,542	473,773
FirstEnergy Corp.
6.45% due 11/15/2011	209,000	215,987
7.375% due 11/15/2031	226,000	252,884
HQI Transelec Chile SA
7.875% due 04/15/2011	325,000	344,440
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/2010	93,005	97,571
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	285,000	309,938
Monterrey Power SA De CV
9.625% due 11/15/2009	157,906	173,894
National Grid PLC
6.30% due 08/01/2016	485,000	500,533
Nevada Power Company
6.65% due 04/01/2036	530,000	542,679
Pacific Gas & Electric Company
4.20% due 03/01/2011	246,000	235,795
4.80% due 03/01/2014	212,000	202,662
6.05% due 03/01/2034	834,000	826,811
PSEG Power LLC
5.00% due 04/01/2014	214,000	203,962
8.625% due 04/15/2031	214,000	266,440
Scottish Power PLC
4.91% due 03/15/2010	225,000	221,758
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	840,000	836,980
TXU Corp., Series R
6.55% due 11/15/2034	1,120,000	944,287
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	6,000	5,835
Virginia Electric and Power Company
6.00% due 01/15/2036	500,000	488,278

		11,644,493

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electronics - 0.00%
Jabil Circuit, Inc.
5.875% due 07/15/2010	$17,000	$16,847

Energy - 0.52%
Abu Dhabi National Energy Company
6.50% due 10/27/2036	570,000	564,419
Duke Capital LLC
6.75% due 02/15/2032	511,000	512,507
Enterprise Products Operating LP
4.95% due 06/01/2010	210,000	206,628
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015	211,000	199,098
6.875% due 03/01/2033	209,000	217,101
Nexen, Inc.
5.875% due 03/10/2035	212,000	193,904
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	170,360	179,084
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	322,500	343,623
Sempra Energy
4.75% due 05/15/2009	208,000	205,398
TXU Energy Company, LLC
7.00% due 03/15/2013	217,000	223,715

		2,845,477
Financial Services - 5.66%
Astoria Depositor Corp.
8.144% due 05/01/2021	600,000	648,000
AXA Financial, Inc.
7.75% due 08/01/2010	210,000	224,146
Bank of New York Institutional Capital Trust A
7.78% due 12/01/2026	60,000	62,393
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	219,000	218,556
Bosphorus Financial Services, Ltd.
7.16% due 02/15/2012 (b)	375,000	378,787
Capital One Capital III
7.686% due 08/15/2036	1,435,000	1,533,158
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	210,000	206,449
CIT Group, Inc.
6.10% due 03/15/2067 (b)	475,000	444,331
Citigroup, Inc.
5.00% due 09/15/2014	218,000	209,968
5.625% due 08/27/2012	219,000	219,913
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033	10,000	9,168
Cosan Finance, Ltd.
7.00% due 02/01/2017	185,000	181,994
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	208,000	207,014
6.50% due 01/15/2012	209,000	217,834
Dresdner Bank-New York
7.25% due 09/15/2015	211,000	232,397
E*Trade Financial Corp.
7.375% due 09/15/2013	310,000	322,787

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
ERP Operating LP
4.75% due 06/15/2009	$13,000	$12,804
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	530,000	538,443
Ford Motor Credit Company
9.875% due 08/10/2011	180,000	192,817
Ford Motor Credit Company LLC
9.75% due 09/15/2010	468,000	496,072
FPL Group Capital, Inc.
6.35% due 10/01/2066 (b)	650,000	648,481
Fund American Companies, Inc.
5.875% due 05/15/2013	214,000	211,011
General Electric Capital Corp.
5.45% due 01/15/2013	261,000	260,467
General Motors Acceptance Corp.
6.75% due 12/01/2014	330,000	328,942
6.875% due 09/15/2011	232,000	233,750
7.75% due 01/19/2010	42,000	43,139
GMAC LLC
6.00% due 12/15/2011	1,475,000	1,437,833
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	760,000	748,600
Goldman Sachs Group, Inc.
5.25% due 04/01/2013	224,000	219,949
5.625% due 01/15/2017	390,000	381,724
6.45% due 05/01/2036	450,000	455,889
Household Finance Corp.
6.40% due 06/17/2008	237,000	239,316
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	300,000	295,661
HSBC Finance Corp.
4.625% due 01/15/2008	213,000	212,028
Huntington Capital III
6.65% due 05/15/2037 (b)	375,000	366,417
HVB Funding Trust III
9.00% due 10/22/2031	10,000	12,708
International Lease Finance Corp.
3.50% due 04/01/2009	213,000	205,830
4.55% due 10/15/2009	7,000	6,852
4.75% due 07/01/2009	30,000	29,688
5.00% due 04/15/2010	211,000	208,543
5.875% due 05/01/2013	215,000	216,989
International Lease Finance Corp., Series P
5.7556% due 01/15/2010 (b)	13,000	13,100
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011	1,200,000	1,197,774
Jefferies Group, Inc.
6.25% due 01/15/2036	300,000	288,407
John Deere Capital Corp., Series D
4.125% due 01/15/2010	39,000	37,818
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	1,185,000	1,171,909
JP Morgan Chase Capital XXIII
6.36% due 05/15/2047 (b)	915,000	905,823
JPMorgan Chase & Company
6.75% due 02/01/2011	218,000	227,156

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
JSG Funding PLC
9.625% due 10/01/2012		$27,000	$28,485
Kaupthing Bank HF
5.75% due 10/04/2011		750,000	751,097
Lehman Brothers Holdings, Inc.
4.25% due 01/27/2010		285,000	277,707
MBNA Capital, Series B
6.1563% due 02/01/2027 (b)		23,000	22,740
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016		340,000	343,916
6.11% due 01/29/2037		350,000	338,960
Metallurg Holdings, Inc.
10.50% due 10/01/2010		355,000	371,863
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		455,000	476,522
Morgan Stanley
4.25% due 05/15/2010 (c)		232,000	225,022
10.09% due 05/03/2017 (c)	BRL	855,000	462,984
Nelnet, Inc.
7.40% due 09/29/2036 (b)		$400,000	408,667
Nexstar Finance, Inc.
7.00% due 01/15/2014		210,000	213,675
NiSource Finance Corp.
5.25% due 09/15/2017		640,000	597,620
6.15% due 03/01/2013		219,000	221,421
7.875% due 11/15/2010		216,000	231,557
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		29,000	28,080
Osiris Capital PLC, Series C
8.21% due 01/15/2010 (b)		920,000	926,900
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)		360,000	363,780
Popular North America, Inc.
4.70% due 06/30/2009		12,000	11,785
Preferred Term Securities VIII
5.35% due 01/03/2033 (b)		1,140,000	1,135,896
QBE Capital Funding II LP
6.797% due 06/01/2049		430,000	425,631
Reliastar Financial Corp.
6.50% due 11/15/2008		14,000	14,143
Residential Capital Corp.
6.00% due 02/22/2011		630,000	619,085
7.1869% due 04/17/2009 (b)		700,000	697,417
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)		400,000	382,376
SLM Corp., Series A
5.00% due 04/15/2015		27,000	23,200
SLM Corp., Series MTNA
4.50% due 07/26/2010		410,000	389,677
SMFG Preferred Capital
6.078% due 01/29/2049 (b)		400,000	393,620
Sovereign Capital Trust VI
7.908% due 06/13/2036		295,000	324,598
St. George Funding Company LLC
zero coupon, Step up to 8.985% on
06/30/2017 due 12/31/2049 (b)		495,000	516,530

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
State Street Institutional Capital A
7.94% due 12/30/2026 (c)	$160,000	$166,793
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	247,000	237,983
Trinity Industries Leasing Companies
7.755% due 02/15/2009	196,989	203,391
Ucar Finance, Inc.
10.25% due 02/15/2012	245,000	258,475
Vita Capital III, Ltd., Series B-I
6.465% due 01/01/2011 (b)	870,000	870,783
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	400,000	396,476
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010	214,000	206,409

		30,728,099
Food & Beverages - 0.50%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	395,000	370,313
Cargill, Inc.
6.125% due 09/15/2036	665,000	662,680
General Mills, Inc.
5.70% due 02/15/2017	245,000	241,743
Kellogg Company, Series B
6.60% due 04/01/2011	209,000	216,782
Kraft Foods, Inc.
5.625% due 11/01/2011	219,000	218,860
Nabisco, Inc.
7.05% due 07/15/2007	8,000	8,013
7.55% due 06/15/2015	229,000	253,806
Panamerican Beverages, Inc.
7.25% due 07/01/2009	190,000	195,351
Smithfield Foods, Inc.
7.00% due 08/01/2011	18,000	18,270
Supervalu, Inc.
7.50% due 11/15/2014	500,000	525,000

		2,710,818
Gas & Pipeline Utilities - 0.88%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	360,000	380,250
Energy Transfer Partners LP
5.95% due 02/01/2015	270,000	269,700
6.625% due 10/15/2036	235,000	235,429
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	208,000	189,118
7.30% due 08/15/2033	212,000	225,393
Kinder Morgan Finance Company ULC
6.40% due 01/05/2036	700,000	642,315
KN Capital Trust I, Series B
8.56% due 04/15/2027	275,000	279,836
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	330,000	347,325
Michigan Consolidated Gas Company
5.70% due 03/15/2033	14,000	13,284

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
ONEOK Partners LP
6.65% due 10/01/2036	$545,000	$553,785
Southern Union Company
7.20% due 11/01/2066 (b)	950,000	954,907
TEPPCO Partners LP
7.00% due 06/01/2067 (b)	705,000	692,946

		4,784,288
Healthcare Services - 0.15%
Coventry Health Care, Inc.
5.875% due 01/15/2012	225,000	226,290
UnitedHealth Group, Inc.
5.375% due 03/15/2016	240,000	233,842
5.80% due 03/15/2036	115,000	108,408
WellPoint, Inc.
3.50% due 09/01/2007	14,000	13,930
3.75% due 12/14/2007	10,000	9,910
5.00% due 12/15/2014	208,000	199,118

		791,498
Holdings Companies/Conglomerates - 0.19%
General Electric Company
5.00% due 02/01/2013	1,037,000	1,013,795
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013	16,000	16,304

		1,030,099
Homebuilders - 0.04%
Pulte Homes, Inc.
6.25% due 02/15/2013	210,000	207,062

Hotels & Restaurants - 0.19%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	445,000	457,794
Hilton Hotels Corp.
8.25% due 02/15/2011	9,000	9,641
Hyatt Equities LLC
6.875% due 06/15/2007	185,000	185,043
Marriott International, Inc.
4.625% due 06/15/2012	26,000	24,805
Turning Stone Resort Casino
9.125% due 09/15/2014	340,000	346,800

		1,024,083
Industrial Machinery - 0.15%
Caterpillar, Inc.
7.25% due 09/15/2009	213,000	221,220
Weatherford International, Ltd.
6.50% due 08/01/2036	600,000	600,714

		821,934
Insurance - 3.86%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	470,000	487,815
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	1,490,000	1,583,807
Allstate Corp.
6.125% due 05/15/2037 (b)	220,000	215,874

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
AON Capital Trust A
8.205% due 01/01/2027	$390,000	$425,785
Assurant, Inc.
5.625% due 02/15/2014	209,000	206,099
6.75% due 02/15/2034	550,000	572,249
Avalon Re, Ltd.
7.732% due 06/06/2008 (b)	250,000	230,107
AXA SA
6.379% due 12/14/2049 (b)	995,000	942,165
Catlin Insurance Company, Ltd.
7.249% due 12/01/2049 (b)	500,000	496,431
Chubb Corp
6.375% due 03/29/2067 (b)	315,000	313,221
Cigna Corp.
6.15% due 11/15/2036	500,000	489,032
Cincinnati Financial Corp.
6.92% due 05/15/2028	960,000	1,031,038
CNA Financial Corp.
6.00% due 08/15/2011	280,000	282,510
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	300,000	299,924
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)	795,000	770,919
First American Corp.
7.55% due 04/01/2028	290,000	308,294
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)	250,000	250,175
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	790,000	764,086
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	8,000	7,606
Horace Mann Educators Corp.
6.85% due 04/15/2016	230,000	234,713
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	683,000	636,614
7.50% due 08/15/2036	1,820,000	1,908,878
7.80% due 03/15/2037	455,000	442,381
Liberty Mutual Insurance Company
7.697% due 10/15/2097	300,000	301,404
Lincoln National Corp.
6.05% due 04/20/2067 (b)	155,000	150,597
Markel Corp.
6.80% due 02/15/2013	325,000	334,322
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014	206,000	194,732
5.75% due 09/15/2015	238,000	227,563
MetLife, Inc.
5.70% due 06/15/2035	255,000	240,564
Mystic Re, Ltd.
11.66% due 12/05/2008 (b)	250,000	248,750
Ohio Casualty Corp.
7.30% due 06/15/2014	380,000	404,391
PartnerRe Finance
6.44% due 12/01/2066 (b)	395,000	384,580
Provident Financing Trust I
7.405% due 03/15/2038	300,000	301,040

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Prudential Financial, Inc.
4.75% due 04/01/2014	$227,000	$215,499
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	400,000	405,768
Stancorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	825,000	822,523
Sul America Participacoes SA
8.625% due 02/15/2012	275,000	285,313
Symetra Financial Corp.
6.125% due 04/01/2016	350,000	349,609
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	575,000	565,879
Travelers Property Casualty, Inc.
6.375% due 03/15/2033	21,000	21,176
W.R. Berkley Corp.
5.125% due 09/30/2010	900,000	887,296
6.15% due 08/15/2019	14,000	13,882
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)	685,000	688,630
XL Capital, Ltd.
5.25% due 09/15/2014	214,000	206,964
Zurich Capital Trust I
8.376% due 06/01/2037	760,000	793,583

		20,943,788
International Oil - 0.48%
ConocoPhillips Canada Funding Company
5.95% due 10/15/2036	1,000,000	991,683
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013	234,936	230,819
Pemex Project Funding Master Trust
6.125% due 08/15/2008	13,000	13,065
6.6549% due 06/15/2010 (b)	18,000	18,540
9.125% due 10/13/2010	320,000	356,000
Petroplus Finance, Ltd.
7.00% due 05/01/2017	80,000	80,600
Pioneer Natural Resources Company
5.875% due 07/15/2016	207,000	189,895
6.875% due 05/01/2018	500,000	484,817
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009	12,960	12,780
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027	250,000	234,470

		2,612,669
Investment Companies - 0.05%
Allied Capital Corp.
6.625% due 07/15/2011	255,000	257,860

Leisure Time - 0.52%
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014 (b)	150,000	138,563
Fontainebleau Las Vegas Holdings LLC /
Fontainebleau Las Vegas Capital Corp.
10.25% due 06/15/2015	195,000	200,850
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	310,000	323,175

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	$310,000	$322,400
MGM Mirage, Inc.
6.00% due 10/01/2009	16,000	15,920
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	208,000	208,520
8.00% due 04/01/2012	150,000	156,187
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	185,000	195,637
9.75% due 04/01/2010	220,000	230,175
Pokagon Gaming Authority
10.375% due 06/15/2014	135,000	151,875
Seminole Indian Tribe of Florida
6.535% due 10/01/2020	405,000	390,408
Seneca Gaming Corp.
7.25% due 05/01/2012	410,000	418,200
Waterford Gaming LLC
8.625% due 09/15/2012	88,000	93,060

		2,844,970
Liquor - 0.00%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	10,000	10,210

Medical-Hospitals - 0.05%
Alliance Imaging, Inc.
7.25% due 12/15/2012	275,000	270,188

Metal & Metal Products - 0.03%
Alcan, Inc.
5.00% due 06/01/2015	6,000	5,642
Vedanta Resources PLC
6.625% due 02/22/2010	170,000	170,425

		176,067
Mining - 0.11%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	209,000	207,669
Drummond Company, Inc.
7.375% due 02/15/2016	290,000	286,375
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	80,000	87,400

		581,444
Paper - 0.12%
Plum Creek Timberlands LP
5.875% due 11/15/2015	320,000	310,980
Verso Paper Holdings LLC
9.125% due 08/01/2014	325,000	344,500

		655,480
Petroleum Services - 0.61%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	210,000	213,675
Anadarko Petroleum Corp.
3.25% due 05/01/2008	600,000	587,323
6.45% due 09/15/2036	1,000,000	972,969
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	700,000	761,097

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services (continued)
Premcor Refining Group, Inc.
6.75% due 05/01/2014	$380,000	$391,264
9.50% due 02/01/2013	150,000	160,078
Valero Logistics Operations LP
6.05% due 03/15/2013	248,000	248,785

		3,335,191
Pharmaceuticals - 0.13%
Hospira, Inc.
5.90% due 06/15/2014	8,000	7,918
6.05% due 03/30/2017	140,000	139,573
Schering Plough Corp.
5.30% due 12/01/2013 (b)	218,000	219,626
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	170,000	165,303
6.15% due 02/01/2036	170,000	162,186

		694,606
Publishing - 0.02%
Idearc, Inc.
8.00% due 11/15/2016	105,000	108,675

Real Estate - 1.99%
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	605,000	602,639
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	215,000	221,372
Camden Property Trust, REIT
5.00% due 06/15/2015	216,000	204,743
Colonial Properties Trust, REIT
6.25% due 06/15/2014	211,000	214,779
Colonial Realty LP
5.50% due 10/01/2015	231,000	224,032
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	22,000	21,353
Duke Realty LP
5.95% due 02/15/2017	975,000	981,120
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	750,000	758,210
Health Care Property Investors, Inc.,
Series MTN, REIT
4.875% due 09/15/2010	229,000	222,181
5.625% due 02/28/2013	520,000	508,334
Health Care, Inc., REIT
6.00% due 11/15/2013	215,000	214,007
6.20% due 06/01/2016	650,000	649,982
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	360,000	387,934
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	612,000	635,371
iStar Financial, Inc., REIT
6.05% due 04/15/2015	20,000	19,769
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011	285,000	290,399
Realty Income Corp.
5.95% due 09/15/2016	560,000	560,335
Rouse Company LP, REIT
6.75% due 05/01/2013	420,000	423,311

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Rouse Company, REIT
3.625% due 03/15/2009		$645,000	$617,265
5.375% due 11/26/2013		209,000	196,918
Shimao Property Holdings, Ltd.
8.00% due 12/01/2016		270,000	278,100
Simon Property Group LP, REIT
5.75% due 12/01/2015		530,000	532,113
Socgen Real Estate Company LLC
7.64% due 12/29/2049 (b)		274,000	275,769
USB Realty Corp.
6.091% due 12/22/2049 (b)		500,000	496,083
Vornado Realty, LP
5.60% due 02/15/2011		800,000	796,060
Westfield Group
5.40% due 10/01/2012		475,000	470,725

			10,802,904
Retail - 0.32%
CVS Caremark Corp.
5.66% due 06/01/2010 (b)		900,000	899,748
6.125% due 08/15/2016		515,000	521,257
JC Penney Corp., Inc.
8.125% due 04/01/2027		330,000	339,369

			1,760,374
Semiconductors - 0.05%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016		300,000	300,375

Steel - 0.08%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016		450,000	462,375

Telecommunications Equipment &
Services - 0.65%
Axtel SAB de CV
7.625% due 02/01/2017		325,000	328,250
Citizens Communications Company
6.25% due 01/15/2013		270,000	267,300
Deutsche Telekom International Finance BV
5.75% due 03/23/2016		1,000,000	984,203
6.625% due 07/11/2011	EUR	1,000	1,438
8.00% due 06/15/2010		$222,000	237,581
8.25% due 06/15/2030 (b)		227,000	277,386
Embarq Corp.
7.082% due 06/01/2016		880,000	896,357
France Telecom SA
7.75% due 03/01/2011		20,000	21,493
8.50% due 03/01/2031 (b)		220,000	282,259
SBC Communications, Inc.
4.125% due 09/15/2009		207,000	201,172
5.10% due 09/15/2014		16,000	15,459
5.625% due 06/15/2016		12,000	11,877
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011		9,000	9,324

			3,534,099

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone - 0.88%
AT&T, Inc.
6.80% due 05/15/2036	$400,000	$423,408
BellSouth Corp.
4.20% due 09/15/2009	212,000	206,323
6.00% due 11/15/2034	820,000	783,406
Sprint Capital Corp.
6.125% due 11/15/2008	216,000	217,232
6.375% due 05/01/2009	212,000	214,516
6.875% due 11/15/2028	642,000	626,519
8.375% due 03/15/2012	207,000	226,870
8.75% due 03/15/2032	317,000	365,414
Telecom Italia Capital SA
4.00% due 01/15/2010	670,000	644,998
4.00% due 11/15/2008	169,000	165,213
7.20% due 07/18/2036	550,000	576,596
Verizon Communications, Inc.
5.55% due 02/15/2016	300,000	295,268
Verizon New York, Inc., Series A
6.875% due 04/01/2012	15,000	15,630

		4,761,393
Tobacco - 0.08%
Alliance One International, Inc.
8.50% due 05/15/2012	145,000	148,988
Altria Group, Inc.
7.00% due 11/04/2013	6,000	6,413
Reynolds American, Inc.
7.25% due 06/01/2013	245,000	257,131

		412,532
Transportation - 0.15%
CMA CGM SA
7.25% due 02/01/2013	455,000	465,238
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	250,000	265,312
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	2,000	2,092
8.75% due 12/01/2013	75,000	82,500

		815,142
Travel Services - 0.06%
TDS Investor Corp.
9.875% due 09/01/2014	285,000	309,225

Utility Service - 0.00%
Public Service Company of New Mexico
4.40% due 09/15/2008	13,000	12,793

TOTAL CORPORATE BONDS (Cost $148,363,788)		$147,603,454

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.08%
American Home Mortgage Assets, Series 2006-6,
Class XP
2.122% IO due 12/25/2046	10,079,222	532,309
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	914,393	897,960

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
American Tower Trust, Series 2007-1A, Class D
5.956% due 04/15/2037	$535,000	$528,259
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	895,000	880,151
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	32,284	31,439
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043 (b)	50,846	48,305
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.1811% due 09/10/2047 (b)	470,000	458,887
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	1,600,000	1,567,216
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.7123% due 05/10/2045 (b)	970,000	979,877
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	775,000	787,235
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	750,000	750,255
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8813% due 03/20/2036 (b)	570,388	570,882
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.9569% due 05/20/2036 (b)	324,584	323,926
Banc of America Large Loan, Series 2006-BIX1,
Class C
5.50% due 10/15/2019 (b)	1,000,000	1,000,943
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.58% due 03/15/2022 (b)	895,000	895,942
Banc of America Large Loan, Series 2006-LAQ,
Class H
6.00% due 02/09/2021 (b)	525,000	525,524
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	6,585	6,524
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.3007% due 04/25/2035 (b)	194,191	192,527
Bear Stearns Alt-A Trust, Series 2006-1, Class 23A1
5.6198% due 02/25/2036 (b)	499,869	496,846
Bear Stearns Asset Backed Securities, Inc., Series
2003-AC4, Class A
5.00% due 09/25/2033	11,456	11,199
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038	400,000	380,648
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T10, Class A2
4.74% due 03/13/2040	790,000	758,406

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.076% IO due 07/11/2042 (b)	$474,254	$9,804
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.1489% IO due 02/13/2046 (b)	583,703	11,220
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	47,292	44,289
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
5.76% due 03/15/2019 (b)	700,000	699,997
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.451% IO due 10/12/2041	32,250,000	690,260
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	715,000	692,090
Bear Stearns Mortgage Funding Trust, Series
2006-AR4, Class A1
5.53% due 12/25/2036 (b)	2,409,069	2,407,582
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	29,619	31,631
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 05/25/2020	323,376	312,917
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.7238% due 03/15/2049 (b)	645,000	651,164
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.856% due 12/25/2035 (b)	439,844	439,560
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	294,396	285,610
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
4.90% due 10/25/2035 (b)	1,278,824	1,266,866
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF2, Class A2C
5.852% due 05/25/2036	2,000,000	2,000,502
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.2255% due 07/15/2044 (b)	190,000	183,339
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3996% due 07/15/2044 (b)	360,000	352,831
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.4092% due 01/15/2046 (b)	1,000,000	981,643
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class X
0.0866% IO due 01/15/2046 (b)	110,288,924	595,880
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	49,859	46,222

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.2187% due 06/10/2044 (b)	$49,365	$47,669
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.52% due 11/15/2017 (b)	595,000	595,132
Commercial Mortgage Pass-Through Certificates,
Series 2005-C6, Class XC1
0.04% IO due 06/10/2044 (b)	2,226	15
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.7067% due 06/10/2046 (b)	585,000	590,787
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
2.3054% IO due 05/25/2036 (b)	3,296,547	170,882
Countrywide Alternative Loan Trust,
Series 2005-2, Class 1A1
5.0951% due 03/25/2035 (b)	1,542,859	1,550,298
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	731,095	736,464
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.5288% due 07/20/2034 (b)	1,440,272	1,429,846
Countrywide Home Loans, Series 2005-HYB5,
Class 1A2
4.8854% due 09/20/2035 (b)	656,951	648,053
Credit Suisse Mortgage Capital Certificates, Series
2006-C4, Class AX
0.0577% IO due 09/15/2039 (b)	66,044,703	1,135,183
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.55% due 04/15/2021 (b)	870,000	870,749
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036	470,000	463,406
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036	1,760,000	1,743,439
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036	1,225,000	1,212,152
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035	571,000	565,142
CS First Boston Mortgage Securities Corp, Series
2003-CPN1, Class A2
4.597% due 03/15/2035	1,175,000	1,122,371
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	14,441	14,446
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	34,555	34,458
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	32,087	32,786
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	19,746	20,209

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039		$10,860	$10,370
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1203% IO due 02/15/2038 (b)		1,177,041	13,709
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037 (b)		58,053	55,137
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032		405,000	406,548
Federal Home Loan Mortgage Corp., Series 3306,
Class PB
5.50% due 09/15/2029		440,000	436,629
Federal Home Loan Mortgage Corp., Series 3320,
Class PB
5.50% due 11/15/2031		615,000	618,171
Federal Home Loan Mortgage Corp., Series 3320,
Class TB
5.50% due 06/15/2030		868,000	874,205
Federal Home Loan Mortgage Corp., Series 3322,
Class NC
5.50% due 08/15/2030		520,000	515,983
Federal Home Loan Mortgage Corp., Series	3174,
Class CB
5.50% due 02/15/2031		710,000	706,521
Federal Home Loan Mortgage Corp., Series	3228,
Class PJ
5.50% due 03/15/2029		990,000	983,777
Federal Home Loan Mortgage Corp., Series	3245,
Class MC
5.50% due 10/15/2030		645,000	641,831
Federal Home Loan Mortgage Corp., Series	3280,
Class MB
5.50% due 06/15/2030		1,075,000	1,066,378
Federal Home Loan Mortgage Corp., Series	3290,
Class PB
5.50% due 08/15/2029		415,000	411,628
Federal Home Loan Mortgage Corp., Series	3294,
Class NB
5.50% due 12/15/2029		800,000	793,111
Federal Home Loan Mortgage Corp.,
Series 2003-2640, Class WA
3.50% due 03/15/2033		94,620	90,631
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031		2,151,898	2,116,898
Federal Home Loan Mortgage Corp.,
Series 2006-3184, Class PD
5.50% due 07/15/2034		2,320,000	2,263,384
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032		4,520	4,656
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028		8,628	8,889

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2003-18, Class EX
4.00% due 06/25/2017	$1,760,119	$1,694,510
Federal National Mortgage Association,
Series 2003-33, Class AC
4.25% due 03/25/2033	79,960	76,417
Federal National Mortgage Association,
Series 2003-49, Class JE
3.00% due 04/25/2033	356,573	319,024
Federal National Mortgage Association,
Series 2003-58, Class AD
3.25% due 07/25/2033	233,797	213,592
Federal National Mortgage Association,
Series 2003-63, Class PE
3.50% due 07/25/2033	191,646	173,657
Federal National Mortgage Association,
Series 2006-64, Class PC
5.50% due 10/25/2034	690,000	672,935
Federal National Mortgage Association,
Series 2006-67, Class PD
5.50% due 12/25/2034	720,000	701,680
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.028% due 08/25/2034 (b)	1,611,401	1,595,294
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2244% due 12/25/2034 (b)	148,178	146,872
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.1973% due 05/25/2036 (b)	199,700	200,484
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	23,459	23,527
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	10,765	10,775
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	22,214	22,656
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	14,809	14,681
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.0933% IO due 06/10/2048 (b)	1,707,566	22,214
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	43,737	41,847
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014	295,000	288,419
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036	367,000	368,201
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037	135,000	135,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.2999% due 05/10/2040 (b)	$1,050,000	$1,047,707
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A1
5.988% due 04/15/2034	12,192	12,175
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C1, Class A1
5.785% due 11/15/2039	221,134	221,659
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class AJ
5.349% due 11/10/2045 (b)	945,000	924,439
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6481% due 04/19/2036 (b)	325,255	324,022
Government National Mortgage Association,
Series 2003-42, Class XA
3.75% due 05/16/2033	69,803	65,078
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 03/10/2039	315,000	306,934
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 03/10/2039	170,000	164,235
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9146% due 07/10/2038 (b)	735,000	752,139
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	41,860	40,829
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	705,000	698,403
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class A2
5.479% due 11/10/2039 (b)	955,000	953,178
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class E
5.078% due 07/10/2039 (b)	52,919	49,554
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.1502% IO due 07/10/2039 (b)	2,083,791	40,895
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038 (b)	1,350,000	1,343,787
GSR Mortgage Loan Trust, Series 2004-14,
Class 3A2
4.58% due 12/25/2034 (b)	1,118,615	1,115,150
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.6674% due 08/25/2034 (b)	426,567	420,350
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.394% due 01/25/2036 (b)	833,038	823,291
Harborview NIM Corp., Series 2006-BU1, Class N1
5.926% due 02/20/2046	19,068	19,002

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
zero coupon IO due 10/25/2036 (b)	$13,196,549	$404,144
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.296% due 01/25/2035	236,535	236,242
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.3812% due 05/25/2035 (b)	353,092	356,618
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.4197% due 08/25/2036 (b)	298,896	302,670
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	845,000	837,881
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.07% due 04/15/2045 (b)	490,000	499,826
JP Morgan Commercial Mortgage Finance Corp.,
Series 1997-C5, Class D
7.351% due 09/15/2029	730,000	744,289
JP Morgan Mortgage Trust, Series 2006-A7, Class
2A5
5.8644% due 01/25/2037 (b)	913,194	914,573
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	51,734	51,396
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	13,408	13,111
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	485,000	463,834
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	145,000	138,389
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	228,310	232,519
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	511,927	504,728
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	29,619	30,743
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.1895% IO due 02/15/2040 (b)	739,740	15,694
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040 (b)	25,472	23,877
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	58,053	57,280
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.10% due 06/15/2038 (b)	575,000	586,609

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Lehman XS Trust, Series 2007-5H, Class 3A4
6.45% due 05/25/2037 (b)	$3,400,000	$3,397,106
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.8177% due 04/21/2034 (b)	1,785,983	1,754,165
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.6113% due 08/25/2034 (b)	854,459	841,279
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.1151% due 03/25/2035 (b)	1,874,278	1,879,695
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.991% due 02/25/2036 (b)	726,356	715,175
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
5.7166% due 05/25/2036 (b)	4,951,238	4,950,464
Merrill Lynch Mortgage Trust, Series 2004-BPB1,
Class XC
0.058% IO due 09/12/2041	487,693	9,680
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	31,988	30,612
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0549% IO due 07/12/2038	5,546,398	35,490
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.244% due 11/12/2037 (b)	435,000	425,920
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.6595% due 05/12/2039 (b)	1,000,000	1,003,037
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.5739% IO due 08/12/2043	15,725,131	464,097
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
5.9097% due 06/12/2046 (b)	785,000	801,842
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	595,000	583,854
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	390,000	376,734
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.983% due 08/12/2041	455,000	463,247
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	22,457	21,772
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.2032% due 11/14/2042 (b)	415,000	409,450
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.2032% due 11/14/2042 (b)	415,000	405,043
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	675,000	657,222

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.149% IO due 07/15/2056 (b)	$684,455	$20,042
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1091% IO due 12/13/2041 (b)	1,472,572	22,159
Morgan Stanley Capital I, Series 2006-HQ9, Class X
0.2044% IO due 07/12/2044 (b)	53,524,794	924,764
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
5.62% due 12/20/2049 (b)	1,000,000	995,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
5.72% due 12/20/2049 (b)	1,000,000	995,000
Nomura Asset Acceptance Corp.,
Series 2006-AF1, Class CB1
6.5091% due 06/25/2036 (b)	303,825	308,358
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.3527% due 05/25/2035 (b)	315,960	304,623
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.992% due 12/25/2035 (b)	527,508	527,402
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	655,365	660,717
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	12,045	12,384
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	3,708	3,706
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	24,682	25,339
SBA CMBS Trust, Series 2006-1A, Class F
6.709% due 11/15/2036	445,000	441,823
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	680,000	675,219
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	580,000	575,958
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	397,000	396,322
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035	100,000	100,271
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035	110,000	110,016
Sequoia Mortgage Trust, Series 2005-3, Class A1
5.52% due 05/20/2035 (b)	7,906	7,911
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.7483% due 04/25/2037 (b)	1,741,837	1,750,750
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036	900,000	895,061
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class XC
0.0529% IO due 07/15/2045 (b)	51,424,831	510,571

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.0824% IO due 03/15/2042 (b)	$990,994	$8,915
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	37,517	35,137
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
zero coupon IO due 06/25/2047	32,475,000	488,676
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.2053% due 02/25/2037 (b)	361,197	361,197
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	274,107	276,120
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	17,153	17,338
Washington Mutual, Inc.,
Series 2005-AR12, Class 1A8
4.8363% due 10/25/2035 (b)	1,339,023	1,321,443
Washington Mutual, Inc., Series 2006-SL1, Class A
5.303% due 11/23/2043	891,410	892,417
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6803% due 10/25/2036 (b)	942,917	939,873
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	320,393	311,031
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.9452% due 10/25/2035 (b)	3,078,929	3,073,594

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $109,349,232)		$109,004,666

ASSET BACKED SECURITIES - 5.14%
Airplanes Pass Through Trust, Series 2001-1A,
Class A9
5.87% due 03/15/2019 (b)	1,000,000	691,875
Alesco Preferred Funding, Ltd., Series 14A, Class B
6.015% due 09/23/2037 (b)	1,500,000	1,492,500
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	1,677	1,678
Ansonia CDO, Ltd.
5.812% due 07/28/2046	1,150,000	1,109,840
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037	600,000	600,375
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.96% due 01/26/2042 (b)	370,000	366,078
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	615,000	602,270
Argent Securities, Inc., Series 2004-W1, Class M3
6.77% due 03/25/2034 (b)	31,593	31,593

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.79% due 03/20/2050 (b)	$400,000	$399,780
Cedarwoods Credit CDO Ltd.,
Series 2007-2A, Class B
5.70% due 02/25/2052 (b)	1,000,000	1,000,000
Citigroup Mortgage Loan Trust Inc., Series
2007-OPX1, Class A3A
5.972% due 01/25/2037	405,000	400,368
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036	460,000	374,756
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	1,000,000	989,777
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	1,250,000	1,244,157
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031	1,610,000	1,618,124
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	125,000	126,577
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
6.08% due 12/05/2046	975,000	967,151
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037	535,000	534,996
Equity One ABS, Inc., Series 2004-2, Class AV2
5.57% due 07/25/2034 (b)	649	649
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	1,000,000	999,895
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.77% due 11/25/2051 (b)	1,230,000	1,221,759
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.56% due 11/25/2035 (b)	8,302	8,303
JER CDO, Series 2006-2A, Class AFL
5.65% due 03/25/2045 (b)	700,000	697,760
LNR CDO, Ltd., Series 2006-1A, Class BFL
5.87% due 05/28/2043 (b)	700,000	700,000
Mesa West Capital CDO, Ltd.,
Series 2007-1A, Class A1
5.6293% due 06/25/2047 (b)	970,000	965,005
Morgan Stanley Mortgage Loan Trust, Series
2007-3XS, Class 2A4S
5.9631% due 01/25/2047	455,000	449,394
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
4.72% due 12/25/2050	570,000	570,662
North Street Referenced Linked Notes, Series
2000-1A, Class C
7.1263% due 04/28/2011 (b)	500,000	400,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
5.70% due 06/22/2051 (b)	900,000	896,025

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.07% due 02/01/2041 (b)	$475,000	$468,017
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.27% due 02/01/2041 (b)	475,000	466,497
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	1,050,000	1,045,384
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	1,000,000	992,890
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.9816% due 09/25/2035 (b)	65,162	64,449
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	900,000	894,995
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/28/2048	1,522,935	1,527,753
Rait Cre CDO, Ltd., Series 2006-1A, Class H
7.57% due 11/20/2046 (b)	710,000	709,702
RAIT Preferred Funding, Ltd.
6.131% due 06/25/2045	685,000	685,000
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 08/25/2035	210,000	207,729
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 08/25/2035	335,000	327,373
Renaissance Home Equity Loan Trust,
Series 2005-4, Class A2
5.399% due 02/25/2036	1,000,000	996,320
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	22,108	21,876
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.63% due 10/25/2035 (b)	2,000	2,000
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)	49,000	46,691

TOTAL ASSET BACKED SECURITIES
(Cost $28,073,976)		$27,918,023

SUPRANATIONAL OBLIGATIONS - 0.05%

Honduras - 0.01%
Central American Bank for Economic Integration
6.75% due 04/15/2013	12,000	12,553

Venezuela - 0.04%
Corporacion Andina de Fomento
5.20% due 05/21/2013	214,000	208,451
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	20,000	21,046

		229,497

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $249,254)		$242,050

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.41%

Banking - 0.10%
USB Capital IX * (b)	520,000	$527,302

Financial Services - 0.10%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. *	540,000	541,620

Food & Beverages - 0.05%
Ocean Spray Cranberries, Inc. *	3,200	268,100

Mining - 0.09%
Freeport-McMoRan Copper & Gold, Inc. *	4,000	491,280

Telephone - 0.07%
Telephone & Data Systems, Inc. *	16,000	400,640

TOTAL PREFERRED STOCKS (Cost $2,113,003)		$2,228,942

SHORT TERM INVESTMENTS - 12.42%
Federal Home Loan Bank Discount Notes
zero coupon due 06/01/2007	$7,500,000	$7,500,000
Federal Home Loan Mortgage Corp., Discount Notes
zero coupon due 06/12/2007 to
06/18/2007 ***	60,000,000	59,903,245

TOTAL SHORT TERM INVESTMENTS
(Cost $67,403,245)		$67,403,245

REPURCHASE AGREEMENTS - 4.19%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$22,756,908 on 06/01/2007,
collateralized by $105,000 Federal
National Mortgage Association,
5.55% due 07/10/2028 (valued at
$101,216, including interest) and
$515,000 Federal Home Loan
Mortgage Corp., 5.75% due
06/12/2026 (valued at $546,544,
including interest) and $5,450,000
Federal Home Loan Mortgage
Corp., 6% due 02/16/2022 (valued
at $5,484,063, including interest)
and $15,315,000 Federal National
Mortgage Association, 5.7% due
03/27/2023 (valued at
$14,932,125, including interest)
and $2,225,000 Federal National
Mortgage Association, 5.57% due
06/30/2028 (valued at $2,153,026,
including interest)	$22,753,999	$22,753,999

TOTAL REPURCHASE AGREEMENTS
(Cost $22,753,999)		$22,753,999

Total Investments (Active Bond Fund)
(Cost $608,092,872) - 111.49%		$605,191,677
Liabilities in Excess of Other Assets - (11.49)%		(62,363,569)

TOTAL NET ASSETS - 100.00%		$542,828,108

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.54%
Aerospace - 4.63%
Boeing Company	80,000	$8,047,200
Lockheed Martin Corp.	77,300	7,583,130
Raytheon Company	122,800	6,827,680

		22,458,010
Air Travel - 1.21%
Alaska Air Group, Inc. *	29,100	848,556
AMR Corp. *	89,800	2,545,830
US Airways Group, Inc. *	70,300	2,506,195

		5,900,581
Aluminum - 0.14%
Century Aluminum Company *	12,000	676,080

Apparel & Textiles - 1.42%
Coach, Inc. *	50,400	2,588,544
Jones Apparel Group, Inc.	20,300	604,534
Liz Claiborne, Inc.	26,100	905,409
Polo Ralph Lauren Corp., Class A	19,900	1,940,847
The Gymboree Corp. *	14,900	666,030
Wolverine World Wide, Inc.	7,100	206,113

		6,911,477
Auto Parts - 0.35%
TRW Automotive Holdings Corp. *	42,200	1,712,476

Banking - 2.83%
Bank of America Corp.	245,500	12,449,305
KeyCorp	12,100	430,881
US Bancorp	24,500	847,210

		13,727,396
Biotechnology - 1.69%
Applera Corp.	28,600	811,954
Digene Corp. *	19,200	854,400
Genzyme Corp. *	81,200	5,239,024
Invitrogen Corp. *	13,000	941,720
MGI Pharma, Inc. *	11,500	245,870
Pharmanet Development Group, Inc. *	3,700	118,807

		8,211,775
Building Materials & Construction - 0.07%
Dycom Industries, Inc. *	11,400	339,036

Business Services - 0.37%
Acxiom Corp.	10,100	280,780
Brinks Company	8,300	547,219
Convergys Corp. *	7,200	185,328
Heidrick & Struggles International, Inc. *	8,400	409,416
R.R. Donnelley & Sons Company	8,400	359,688

		1,782,431
Cable and Television - 1.34%
DIRECTV Group, Inc. *	278,700	6,510,432

Cellular Communications - 0.24%
Telephone & Data Systems, Inc.	18,800	1,163,720

Chemicals - 3.36%
Cambrex Corp.	5,500	68,365

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Celanese Corp., Series A	104,700	$3,810,033
Chemtura Corp.	50,900	554,301
Dow Chemical Company	60,600	2,750,028
FMC Corp.	5,100	426,666
Huntsman Corp.	178,600	3,572,000
Lyondell Chemical Company	124,900	4,642,533
Praxair, Inc.	7,000	476,630

		16,300,556
Computers & Business Equipment - 3.25%
Cisco Systems, Inc. *	6,000	161,520
International Business Machines Corp.	84,400	8,997,040
Lexmark International, Inc. *	78,700	4,086,891
Silicon Storage Technology, Inc. *	26,200	103,490
Western Digital Corp. *	129,000	2,426,490

		15,775,431
Construction & Mining Equipment - 0.28%
National Oilwell, Inc. *	14,200	1,341,190

Containers & Glass - 0.52%
Packaging Corp. of America	47,400	1,225,764
Sonoco Products Company	29,600	1,281,680

		2,507,444
Cosmetics & Toiletries - 1.65%
Colgate-Palmolive Company	104,900	7,024,104
Estee Lauder Companies, Inc., Class A	20,400	964,920

		7,989,024
Crude Petroleum & Natural Gas - 3.73%
Chesapeake Energy Corp.	119,700	4,172,742
Devon Energy Corp.	40,500	3,109,590
Marathon Oil Corp.	46,400	5,744,784
Noble Energy, Inc.	22,000	1,392,380
Unit Corp. *	59,700	3,678,117

		18,097,613
Domestic Oil - 0.08%
Comstock Resources, Inc. *	13,500	409,860

Electrical Utilities - 1.82%
Consolidated Edison, Inc.	6,900	336,858
FirstEnergy Corp.	87,900	6,085,317
The Southern Company	67,200	2,419,872

		8,842,047
Electronics - 0.04%
Teleflex, Inc.	2,500	200,750

Energy - 1.10%
Sempra Energy Corp.	87,400	5,359,368

Financial Services - 9.05%
Citigroup, Inc.	72,900	3,972,321
Goldman Sachs Group, Inc.	35,200	8,124,864
JP Morgan Chase & Company	212,700	11,024,241
Merrill Lynch & Company, Inc.	38,000	3,523,740
Morgan Stanley (c)	91,200	7,755,648

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
SEI Investments Company	9,000	$555,570
Wells Fargo & Company (c)	248,800	8,979,192

		43,935,576
Food & Beverages - 1.71%
Coca-Cola Enterprises, Inc.	50,500	1,179,175
Dean Foods Company *	12,700	416,052
General Mills, Inc.	45,700	2,798,668
J.M. Smucker Company	3,200	184,640
PepsiCo, Inc.	48,300	3,300,339
Smithfield Foods, Inc. *	13,900	446,746

		8,325,620
Gas & Pipeline Utilities - 0.38%
Global Industries, Ltd. *	78,900	1,870,719

Healthcare Products - 2.43%
Becton, Dickinson & Company	85,000	6,481,250
Dade Behring Holdings, Inc.	18,800	1,012,568
Kinetic Concepts, Inc. *	28,200	1,415,076
Zimmer Holdings, Inc. *	33,000	2,905,980

		11,814,874
Healthcare Services - 1.40%
Alliance Imaging, Inc. *	24,000	210,240
Covance, Inc. *	4,400	292,820
Coventry Health Care, Inc. *	13,100	781,677
Humana, Inc. *	66,800	4,144,940
Wellpoint, Inc. *	16,800	1,367,688

		6,797,365
Holdings Companies/Conglomerates - 0.94%
General Electric Company	121,000	4,547,180

Homebuilders - 0.48%
NVR, Inc. *	2,900	2,311,300

Hotels & Restaurants - 2.09%
Choice Hotels International, Inc.	5,500	221,760
Darden Restaurants, Inc.	6,100	277,977
Domino's Pizza, Inc.	9,900	194,238
McDonald's Corp.	45,700	2,310,135
Starbucks Corp. *	178,700	5,148,347
Yum! Brands, Inc.	29,700	2,011,284

		10,163,741
Industrial Machinery - 2.17%
AGCO Corp. *	89,000	3,851,920
Caterpillar, Inc.	57,900	4,549,782
Intevac, Inc. *	62,500	1,205,625
The Manitowoc Company, Inc.	12,200	924,516

		10,531,843
Insurance - 2.74%
Allstate Corp.	26,800	1,648,200
CNA Financial Corp.	57,300	2,911,986
Genworth Financial, Inc., Class A	69,800	2,519,780
MetLife, Inc.	15,500	1,054,000

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Philadelphia Consolidated Holding Corp. *	43,000	$1,771,600
Principal Financial Group, Inc.	2,800	170,240
Reinsurance Group of America, Inc.	3,200	200,384
The Travelers Companies, Inc.	27,300	1,478,841
W.R. Berkley Corp.	46,700	1,538,298

		13,293,329
International Oil - 3.60%
Chevron Corp.	120,900	9,852,141
Exxon Mobil Corp.	91,600	7,618,372

		17,470,513
Internet Content - 0.94%
Google, Inc., Class A *	7,000	3,484,250
Yahoo!, Inc. *	37,500	1,076,250

		4,560,500
Internet Retail - 0.21%
eBay, Inc. *	30,800	1,002,848

Internet Software - 0.10%
Symantec Corp. *	25,100	501,749

Liquor - 0.53%
Anheuser-Busch Companies, Inc.	48,500	2,586,990

Manufacturing - 0.40%
Snap-on, Inc.	35,700	1,930,299

Metal & Metal Products - 0.13%
Southern Copper Corp.	7,100	629,628

Mining - 0.14%
Cleveland-Cliffs, Inc.	6,600	582,714
Stillwater Mining Company *	9,300	118,110

		700,824
Paper - 0.02%
Buckeye Technologies, Inc. *	6,800	96,696

Petroleum Services - 1.63%
Atwood Oceanics, Inc. *	1,200	78,768
Tidewater, Inc.	58,400	3,854,400
Valero Energy Corp.	53,500	3,992,170

		7,925,338
Pharmaceuticals - 6.97%
Abbott Laboratories	117,100	6,598,585
Caraco Pharmaceutical Labs *	2,600	40,196
Eli Lilly & Company	112,600	6,600,612
Gilead Sciences, Inc. *	38,400	3,178,368
Merck & Company, Inc.	51,000	2,674,950
Mylan Laboratories, Inc.	92,600	1,830,702
Pfizer, Inc.	380,700	10,465,443
Sciele Pharma, Inc. *	35,700	882,504
Sepracor, Inc. *	17,900	871,730
Valeant Pharmaceuticals International	44,600	704,234

		33,847,324
Publishing - 1.40%
McGraw-Hill Companies, Inc.	96,400	6,777,884

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate - 1.61%
Apartment Investment & Management
Company, Class A, REIT	3,500	$192,045
Equity Residential, REIT	22,200	1,124,874
Health Care REIT, Inc.	10,000	437,700
Hospitality Properties Trust, REIT	11,900	528,836
Liberty Property Trust, REIT	11,400	534,888
ProLogis, REIT	18,000	1,163,880
Public Storage, Inc., REIT	1,900	170,050
Regency Centers Corp., REIT	9,400	738,558
Simon Property Group, Inc., REIT	12,800	1,382,144
Thornburg Mortgage, Inc., REIT (a)	13,600	377,128
Vornado Realty Trust, REIT	9,500	1,149,595

		7,799,698
Retail Grocery - 0.95%
Safeway, Inc.	133,200	4,592,736

Retail Trade - 4.76%
Dick's Sporting Goods, Inc. *	31,300	1,739,341
Dollar Tree Stores, Inc. *	80,600	3,410,186
Family Dollar Stores, Inc.	83,800	2,819,870
Kohl's Corp. *	48,800	3,675,616
Macy's, Inc. *	130,500	5,210,865
Nordstrom, Inc.	32,400	1,682,532
Payless ShoeSource, Inc. *	8,500	303,620
Ross Stores, Inc.	18,900	620,676
Target Corp.	40,900	2,553,387
United Rentals, Inc. *	32,500	1,090,375

		23,106,468
Semiconductors - 3.93%
Asyst Technologies, Inc. *	13,300	95,494
Intel Corp.	226,600	5,023,722
Kulicke & Soffa Industries, Inc. *	3,900	37,323
MEMC Electronic Materials, Inc. *	50,900	3,093,702
National Semiconductor Corp.	28,800	775,296
Novellus Systems, Inc. *	121,700	3,734,973
NVIDIA Corp. *	87,600	3,037,092
Teradyne, Inc. *	190,600	3,244,012
Tessera Technologies, Inc. *	600	27,282

		19,068,896
Software - 2.80%
Microsoft Corp.	419,300	12,859,931
MicroStrategy, Inc., Class A *	7,100	737,122

		13,597,053
Telecommunications Equipment &
Services - 1.93%
Alaska Communications Systems Group, Inc.	2,100	33,138
Citizens Communications Company	182,200	2,887,870
Embarq Corp.	63,400	4,074,084
Level 3 Communications, Inc. *	408,500	2,377,470

		9,372,562

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone - 1.96%
AT&T, Inc.	39,500	$1,632,930
U.S. Cellular Corp. *	3,900	309,543
Verizon Communications, Inc.	173,700	7,561,161

		9,503,634
Tobacco - 1.01%
Altria Group, Inc.	52,200	3,711,420
Loews Corp. - Carolina Group	15,500	1,205,125

		4,916,545
Trucking & Freight - 1.01%
Ryder Systems, Inc.	91,000	4,906,720

TOTAL COMMON STOCKS (Cost $405,157,333)		$434,703,149

SHORT TERM INVESTMENTS - 0.50%
John Hancock Cash Investment Trust (c)	$368,363	$368,363
U.S. Treasury Bills
zero coupon due 07/19/2007	2,075,000	2,061,672

TOTAL SHORT TERM INVESTMENTS
(Cost $2,430,035)		$2,430,035

REPURCHASE AGREEMENTS - 9.82%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$47,673,091 on 06/01/2007,
collateralized by $24,625,000
Federal Home Loan Mortgage
Corp., 6.25% due 07/15/2032
(valued at $27,980,156, including
interest) and $18,915,000 Federal
National Mortgage Association,
6.09% due 09/27/2027 (valued at
$20,640,994, including interest)	$47,667,000	$47,667,000

TOTAL REPURCHASE AGREEMENTS
(Cost $47,667,000)		$47,667,000

Total Investments (All Cap Core Fund)
(Cost $455,254,368) - 99.86%		$484,800,184
Other Assets in Excess of Liabilities - 0.14%		664,464

TOTAL NET ASSETS - 100.00%		$485,464,648

All Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.78%

Aerospace - 6.04%
Boeing Company	14,508	$1,459,360
General Dynamics Corp.	24,405	1,958,257
Spirit Aerosystems Holdings, Inc., Class A *	62,839	2,193,710
United Technologies Corp.	36,104	2,547,137

		8,158,464

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles - 1.62%
Carter's, Inc. *	43,347	$1,175,571
Phillips-Van Heusen Corp.	16,452	1,005,546

		2,181,117
Broadcasting - 1.40%
Grupo Televisa SA, SADR *	65,736	1,891,882

Business Services - 2.84%
Accenture, Ltd., Class A	53,116	2,174,569
Fiserv, Inc. *	18,528	1,097,784
Global Payments, Inc.	13,895	556,356

		3,828,709
Cellular Communications - 1.76%
America Movil SA de CV, Series L, ADR	21,813	1,320,777
China Mobile, Ltd.	113,000	1,055,622

		2,376,399
Chemicals - 0.82%
Syngenta AG *	5,887	1,107,926

Colleges & Universities - 0.72%
Apollo Group, Inc., Class A *	20,295	973,551

Computers & Business Equipment - 10.66%
Apple Computer, Inc. *	41,198	5,008,029
Cisco Systems, Inc. *	122,820	3,306,315
Dell, Inc. *	39,915	1,072,516
Hewlett-Packard Company	52,399	2,395,158
Micros Systems, Inc. *	14,578	808,933
Research In Motion, Ltd. *	10,815	1,796,155

		14,387,106
Construction & Mining Equipment - 1.17%
National Oilwell, Inc. *	16,685	1,575,898

Cosmetics & Toiletries - 1.22%
Colgate-Palmolive Company	24,652	1,650,698

Crude Petroleum & Natural Gas - 1.08%
Occidental Petroleum Corp.	26,384	1,450,329

Electrical Equipment - 2.53%
Cooper Industries, Ltd., Class A	28,151	1,508,330
Emerson Electric Company	39,415	1,909,657

		3,417,987
Electronics - 0.90%
Amphenol Corp., Class A	33,801	1,209,400

Energy - 1.52%
McDermott International, Inc. *	26,211	2,044,458

Financial Services - 6.96%
Ameriprise Financial, Inc.	8,060	506,571
Goldman Sachs Group, Inc.	13,065	3,015,663
JP Morgan Chase & Company	55,303	2,866,354
Merrill Lynch & Company, Inc.	25,186	2,335,498
UBS AG	10,276	670,083

		9,394,169

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 0.75%
PepsiCo, Inc.	14,859	$1,015,316

Healthcare Products - 0.96%
Zimmer Holdings, Inc. *	14,691	1,293,690

Healthcare Services - 4.80%
Health Net, Inc. *	46,743	2,668,090
McKesson Corp.	22,500	1,420,425
UnitedHealth Group, Inc.	43,731	2,395,147

		6,483,662
Hotels & Restaurants - 2.03%
Burger King Holdings, Inc.	34,104	873,062
Darden Restaurants, Inc.	41,026	1,869,555

		2,742,617
Household Products - 1.98%
The Clorox Company	39,713	2,666,331

Industrial Machinery - 2.74%
Cameron International Corp. *	24,436	1,732,512
Komatsu, Ltd.	40,830	1,082,988
Terex Corp. *	10,462	886,864

		3,702,364
Industrials - 0.93%
ABB, Ltd.	58,529	1,251,497

Insurance - 2.45%
American International Group, Inc.	23,414	1,693,769
Assurant, Inc.	27,178	1,615,732

		3,309,501
Internet Content - 0.97%
Google, Inc., Class A *	2,642	1,315,056

Internet Retail - 1.94%
Amazon.com, Inc. *	6,859	474,231
eBay, Inc. *	65,846	2,143,946

		2,618,177
Leisure Time - 0.66%
Electronic Arts, Inc. *	18,318	895,201

Manufacturing - 0.72%
Acuity Brands, Inc.	16,038	973,667

Medical-Hospitals - 1.76%
Manor Care, Inc.	17,955	1,220,940
VCA Antech, Inc. *	29,049	1,149,759

		2,370,699
Metal & Metal Products - 2.32%
Precision Castparts Corp.	26,236	3,136,776

Office Furnishings & Supplies - 1.09%
OfficeMax, Inc.	32,653	1,466,120

Petroleum Services - 1.39%
Valero Energy Corp.	25,095	1,872,589

Pharmaceuticals - 8.68%
Abbott Laboratories	27,089	1,526,465
Forest Laboratories, Inc. *	24,431	1,238,896

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Gilead Sciences, Inc. *	20,035	$1,658,297
Merck & Company, Inc.	67,667	3,549,134
Roche Holdings AG	13,977	2,564,294
Shire PLC	50,303	1,182,042

		11,719,128
Publishing - 1.04%
McGraw-Hill Companies, Inc.	19,956	1,403,106

Retail Grocery - 0.70%
Safeway, Inc.	27,512	948,614

Retail Trade - 9.24%
Aeropostale, Inc. *	26,251	1,215,421
Best Buy Company, Inc.	27,688	1,337,054
DSW, Inc., Class A *	18,883	721,708
Family Dollar Stores, Inc.	89,790	3,021,434
J.C. Penney Company, Inc.	28,580	2,300,118
Longs Drug Stores Corp.	17,510	1,002,973
Nordstrom, Inc.	26,370	1,369,394
PetSmart, Inc.	43,878	1,501,505

		12,469,607
Semiconductors - 2.92%
Microchip Technology, Inc.	36,734	1,490,666
Texas Instruments, Inc.	69,329	2,451,473

		3,942,139
Software - 3.10%
Adobe Systems, Inc. *	33,110	1,459,489
Microsoft Corp.	47,394	1,453,574
Sybase, Inc. *	14,933	359,288
VeriFone Holdings, Inc. *	26,352	912,570

		4,184,921
Telecommunications Equipment &
Services - 3.37%
Amdocs, Ltd. *	84,411	3,281,055
KDDI Corp.	149	1,272,511

		4,553,566

TOTAL COMMON STOCKS (Cost $101,867,608)		$131,982,437

REPURCHASE AGREEMENTS - 1.99%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.94% to be repurchased at
$2,684,368 on 6/01/2007,
collateralized by $2,805,000
Federal National Mortgage
Association, 4.625% due
10/15/2013 (valued at $2,738,381,
including interest)	$2,684,000	$2,684,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,684,000)		$2,684,000

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (All Cap Growth Fund)
(Cost $104,551,608) - 99.77%		$134,666,437
Other Assets in Excess of Liabilities - 0.23%		312,348

TOTAL NET ASSETS - 100.00%		$134,978,785

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.56%

Advertising - 0.62%
The Interpublic Group of Companies, Inc. *	51,000	$599,250

Aerospace - 2.86%
Alliant Techsystems, Inc. *	7,400	747,400
Curtiss-Wright Corp.	10,500	473,235
General Dynamics Corp.	17,000	1,364,080
Moog, Inc., Class A *	4,387	188,904

		2,773,619
Banking - 3.64%
Bank of New York Company, Inc.	18,909	766,949
Cullen Frost Bankers, Inc.	27,735	1,474,670
Marshall & Ilsley Corp.	14,964	718,122
TCF Financial Corp.	10,100	285,123
US Bancorp	8,400	290,472

		3,535,336
Business Services - 2.68%
Cadence Design Systems, Inc. *	43,830	995,380
R.H. Donnelley Corp. *	6,600	514,404
R.R. Donnelley & Sons Company	14,315	612,968
URS Corp. *	9,600	482,688

		2,605,440
Cable and Television - 2.14%
Comcast Corp.-Special Class A *	55,005	1,495,036
Time Warner, Inc.	27,300	583,401

		2,078,437
Chemicals - 3.11%
Cabot Corp.	5,800	280,198
Cytec Industries, Inc.	14,700	873,915
Eastman Chemical Company	1,170	77,407
Olin Corp.	17,300	350,152
Praxair, Inc.	13,218	900,014
Rohm & Haas Company	10,100	535,401

		3,017,087
Commercial Services - 0.73%
Shaw Group, Inc. *	17,579	711,246

Computers & Business Equipment - 0.82%
Intermec, Inc. *	5,300	130,380
Sun Microsystems, Inc. *	130,600	666,060

		796,440
Construction & Mining Equipment - 0.40%
Carbo Ceramics, Inc.	8,700	386,280
Containers & Glass - 0.62%
Ball Corp.	10,931	605,140

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries - 2.22%
International Flavors & Fragrances, Inc.	11,100	$569,763
Procter & Gamble Company	24,994	1,588,369

		2,158,132
Crude Petroleum & Natural Gas - 2.02%
Apache Corp.	4,900	395,675
Chesapeake Energy Corp.	29,800	1,038,828
Forest Oil Corp. *	13,000	527,670

		1,962,173
Domestic Oil - 0.46%
Range Resources Corp.	11,600	449,384

Drugs & Health Care - 1.30%
Wyeth	21,791	1,260,392

Electrical Equipment - 3.38%
Anixter International, Inc. *	14,289	1,055,385
Cooper Industries, Ltd., Class A	7,100	380,418
Emerson Electric Company	12,598	610,373
Molex, Inc.	24,874	739,753
W.H. Brady Company, Class A	13,500	501,390

		3,287,319
Electrical Utilities - 3.13%
Black Hills Corp.	11,300	463,187
CMS Energy Corp.	6,560	119,720
Dominion Resources, Inc.	7,800	691,002
PNM Resources, Inc.	12,100	357,071
The Southern Company	26,000	936,260
Wisconsin Energy Corp.	9,800	474,614

		3,041,854
Electronics - 2.53%
Agilent Technologies, Inc. *	15,700	599,269
Rogers Corp. *	12,676	510,082
Zebra Technologies Corp., Class A *	33,700	1,351,707

		2,461,058
Energy - 0.37%
Hanover Compressor Company *	14,400	360,000

Financial Services - 3.96%
Citigroup, Inc.	30,578	1,666,195
GATX Corp.	8,000	411,600
JP Morgan Chase & Company	24,300	1,259,469
Mellon Financial Corp.	11,700	506,961

		3,844,225
Food & Beverages - 2.83%
Coca-Cola Enterprises, Inc.	11,000	256,850
Diageo PLC, SADR	12,200	1,041,758
PepsiCo, Inc.	21,279	1,453,994

		2,752,602
Gas & Pipeline Utilities - 1.42%
AGL Resources, Inc.	5,000	213,300
El Paso Corp.	35,000	596,400

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities (continued)
UGI Corp.	19,600	$564,480

		1,374,180
Gold - 1.15%
Barrick Gold Corp. (a)	38,297	1,115,592

Healthcare Products - 1.07%
Patterson Companies, Inc. *	14,300	536,536
Zimmer Holdings, Inc. *	5,700	501,942

		1,038,478
Healthcare Services - 0.83%
IMS Health, Inc.	24,600	804,420

Holdings Companies/Conglomerates - 4.61%
Berkshire Hathaway, Inc., Class B *	380	1,377,500
General Electric Company	82,579	3,103,319

		4,480,819
Hotels & Restaurants - 0.11%
Brinker International, Inc.	2,555	81,658
OSI Restaurant Partners, Inc.	700	28,490

		110,148
Industrial Machinery - 2.53%
Caterpillar, Inc.	16,200	1,272,996
IDEX Corp.	20,067	756,526
Kennametal, Inc.	5,600	430,752

		2,460,274
Insurance - 3.15%
American International Group, Inc.	32,700	2,365,518
Hartford Financial Services Group, Inc.	6,700	691,239

		3,056,757
International Oil - 7.56%
Chevron Corp.	14,800	1,206,052
EnCana Corp.	20,100	1,234,140
Exxon Mobil Corp.	58,891	4,897,965

		7,338,157
Internet Retail - 0.64%
IAC/InterActiveCorp. *	17,900	619,340

Internet Software - 0.47%
McAfee, Inc. *	12,399	455,787

Liquor - 0.66%
Anheuser-Busch Companies, Inc.	12,000	640,080

Manufacturing - 7.10%
AptarGroup, Inc.	12,000	450,720
Carlisle Companies, Inc.	111,054	4,903,034
Eaton Corp.	5,390	505,259
Hexcel Corp. *	18,700	432,531
Trinity Industries, Inc.	13,015	600,902

		6,892,446
Metal & Metal Products - 0.91%
Quanex Corp.	18,485	886,171

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining - 0.98%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	9,000	$708,300
Newmont Mining Corp.	6,071	246,968

		955,268
Petroleum Services - 1.89%
BJ Services Company	27,700	812,441
Halliburton Company	17,058	613,235
Superior Energy Services, Inc. *	10,100	405,616

		1,831,292
Pharmaceuticals - 6.60%
Abbott Laboratories	37,100	2,090,585
Bristol-Myers Squibb Company	14,600	442,526
Eli Lilly & Company	9,400	551,028
Mylan Laboratories, Inc.	20,698	409,199
Novartis AG, SADR	19,870	1,116,297
Schering-Plough Corp.	19,804	648,383
Teva Pharmaceutical Industries, Ltd., SADR	29,400	1,152,480

		6,410,498
Retail Grocery - 1.31%
The Kroger Company	42,034	1,274,471

Retail Trade - 2.26%
Costco Wholesale Corp.	15,500	875,285
Macy's, Inc.	13,114	523,642
MSC Industrial Direct Company, Inc., Class A	14,900	798,044

		2,196,971
Steel - 2.27%
Carpenter Technology Corp.	16,600	2,200,662

Telecommunications Equipment &
Services - 2.23%
Corning, Inc. *	51,400	1,285,000
JDS Uniphase Corp. *	25,400	332,740
Tellabs, Inc. *	49,902	546,427

		2,164,167
Telephone - 2.74%
AT&T, Inc.	59,030	2,440,300
Qwest Communications International, Inc. *	21,900	225,351

		2,665,651
Transportation - 0.18%
Bristow Group, Inc. *	3,453	170,095

Trucking & Freight - 2.07%
Oshkosh Truck Corp.	32,600	2,011,094

TOTAL COMMON STOCKS (Cost $75,403,146)		$91,838,232

SHORT TERM INVESTMENTS - 1.15%
John Hancock Cash Investment Trust (c)	$1,114,370	$1,114,370

TOTAL SHORT TERM INVESTMENTS
(Cost $1,114,370)		$1,114,370

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 6.39%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$6,210,794 on 06/01/2007,
collateralized by $6,525,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(valued at $6,337,080, including
interest)	$6,210,000	$6,210,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,210,000)		$6,210,000

Total Investments (All Cap Value Fund)
(Cost $82,727,516) - 102.10%		$99,162,602
Liabilities in Excess of Other Assets - (2.10)%		(2,041,489)

TOTAL NET ASSETS - 100.00%		$97,121,113

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.51%

Advertising - 0.64%
Monster Worldwide, Inc. *	186,300	$8,795,223
Omnicom Group, Inc.	19,100	2,011,230

		10,806,453
Aerospace - 1.45%
General Dynamics Corp.	178,226	14,300,854
Rockwell Collins, Inc.	74,301	5,250,852
United Technologies Corp.	70,300	4,959,665

		24,511,371
Agriculture - 0.85%
Monsanto Company	231,996	14,290,954

Apparel & Textiles - 0.68%
Coach, Inc. *	169,500	8,705,520
NIKE, Inc., Class B	48,800	2,769,400

		11,474,920
Banking - 0.87%
Northern Trust Corp.	224,911	14,637,208

Biotechnology - 1.38%
Amgen, Inc. *	30,455	1,715,530
Genentech, Inc. *	270,278	21,560,076

		23,275,606
Broadcasting - 0.42%
Grupo Televisa SA, SADR *	249,000	7,166,220

Building Materials & Construction - 0.29%
Foster Wheeler, Ltd. *	47,200	4,887,088

Business Services - 1.52%
Accenture, Ltd., Class A	37,500	1,535,250
Automatic Data Processing, Inc.	462,319	22,977,254

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Paychex, Inc.	29,257	$1,181,983

		25,694,487
Cable and Television - 1.80%
Rogers Communications, Inc.	394,132	16,352,537
Time Warner, Inc.	173,886	3,715,944
Viacom, Inc., Class B *	230,081	10,335,238

		30,403,719
Cellular Communications - 1.66%
America Movil SA de CV, Series L, ADR	399,049	24,162,417
Metropcs Communications, Inc. *	110,400	3,936,864

		28,099,281
Computers & Business Equipment - 5.62%
Apple Computer, Inc. *	215,000	26,135,400
Cisco Systems, Inc. *	1,096,482	29,517,295
Dell, Inc. *	291,627	7,836,018
EMC Corp. *	577,148	9,748,030
Hewlett-Packard Company	96,400	4,406,444
Juniper Networks, Inc. *	710,479	17,342,792

		94,985,979
Construction & Mining Equipment - 0.22%
Joy Global, Inc.	64,900	3,675,287

Cosmetics & Toiletries - 1.24%
Procter & Gamble Company	328,468	20,874,141

Crude Petroleum & Natural Gas - 0.44%
EOG Resources, Inc.	73,000	5,613,700
Sunoco, Inc.	21,900	1,745,649

		7,359,349
Drugs & Health Care - 1.36%
Novartis AG	173,600	9,754,640
Wyeth	229,846	13,294,292

		23,048,932
Electronics - 1.16%
Harman International Industries, Inc.	132,240	15,690,276
Thermo Electron Corp. *	70,800	3,865,680

		19,555,956
Energy - 0.18%
McDermott International, Inc. *	38,900	3,034,200

Financial Services - 14.92%
Ameriprise Financial, Inc.	111,789	7,025,939
Charles Schwab Corp.	754,214	16,947,189
Chicago Merchantile Exchange Holdings, Inc.	12,300	6,531,300
Citigroup, Inc.	386,179	21,042,894
Countrywide Financial Corp.	247,000	9,618,180
Deutsche Boerse AG	10,600	2,508,558
E*TRADE Financial Corp. *	494,771	11,849,765
Franklin Resources, Inc.	203,135	27,573,545
Goldman Sachs Group, Inc.	105,424	24,333,968
Interactive Brokers Group Inc *	36,500	930,750
IntercontinentalExchange, Inc. *	32,600	4,725,044

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Legg Mason, Inc.	140,680	$14,212,900
Mellon Financial Corp.	211,739	9,174,651
Merrill Lynch & Company, Inc.	126,710	11,749,818
Morgan Stanley (c)	264,100	22,459,064
State Street Corp.	418,665	28,582,259
UBS AG (c)	340,240	22,186,547
Wells Fargo & Company (c)	292,908	10,571,050

		252,023,421
Food & Beverages - 0.93%
PepsiCo, Inc.	165,466	11,306,292
Sysco Corp.	131,005	4,338,885

		15,645,177
Healthcare Products - 3.11%
Alcon, Inc.	28,000	3,865,680
Baxter International, Inc.	59,700	3,393,348
Medtronic, Inc.	375,864	19,984,689
St. Jude Medical, Inc. *	293,164	12,515,171
Stryker Corp.	189,721	12,770,121

		52,529,009
Healthcare Services - 5.06%
Cardinal Health, Inc.	97,505	7,065,212
Express Scripts, Inc. *	123,200	12,578,720
Humana, Inc. *	109,600	6,800,680
Laboratory Corp. of America Holdings *	73,400	5,779,516
Medco Health Solutions, Inc. *	173,600	13,499,136
UnitedHealth Group, Inc.	343,241	18,799,310
Wellpoint, Inc. *	256,528	20,883,944

		85,406,518
Holdings Companies/Conglomerates - 3.48%
General Electric Company	1,563,599	58,760,051

Hotels & Restaurants - 1.45%
Marriott International, Inc., Class A	248,912	11,462,398
McDonald's Corp.	55,400	2,800,470
Wynn Resorts, Ltd. * (a)	105,373	10,172,709

		24,435,577
Household Products - 0.02%
Fortune Brands, Inc.	3,962	320,050

Insurance - 4.00%
Aetna, Inc.	307,452	16,273,434
American International Group, Inc.	365,553	26,444,104
Hartford Financial Services Group, Inc.	62,516	6,449,776
Prudential Financial, Inc.	180,900	18,455,418

		67,622,732
International Oil - 1.62%
Exxon Mobil Corp.	236,462	19,666,545
Murphy Oil Corp.	130,042	7,672,478

		27,339,023
Internet Content - 2.56%
Google, Inc., Class A *	78,234	38,940,973

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Content (continued)
Yahoo!, Inc. *	150,268	$4,312,692

		43,253,665
Internet Retail - 2.61%
Amazon.com, Inc. *	442,611	30,602,125
eBay, Inc. *	413,565	13,465,676

		44,067,801
Leisure Time - 1.23%
Electronic Arts, Inc. *	147,100	7,188,777
International Game Technology	284,698	11,442,013
MGM Mirage, Inc. *	27,900	2,218,887

		20,849,677
Manufacturing - 3.22%
Danaher Corp.	508,337	37,362,769
Illinois Tool Works, Inc.	134,926	7,113,299
Tyco International, Ltd.	299,400	9,987,984

		54,464,052
Petroleum Services - 5.75%
Baker Hughes, Inc.	256,541	21,159,502
Schlumberger, Ltd.	472,108	36,763,050
Smith International, Inc.	467,028	25,924,724
Total SA, ADR	175,792	13,263,506

		97,110,782
Pharmaceuticals - 5.49%
Allergan, Inc.	45,200	5,628,756
Celgene Corp. *	231,300	14,164,812
Eli Lilly & Company	125,900	7,380,258
Gilead Sciences, Inc. *	319,719	26,463,142
Merck & Company, Inc.	194,500	10,201,525
Roche Holdings AG	83,900	15,392,736
Schering-Plough Corp.	270,200	8,846,348
Sepracor, Inc. *	96,288	4,689,226

		92,766,803
Retail Trade - 6.31%
Bed Bath & Beyond, Inc. *	202,300	8,225,518
CVS Caremark Corp.	799,632	30,817,817
Home Depot, Inc.	246,652	9,587,363
Kohl's Corp. *	360,070	27,120,472
Target Corp.	329,678	20,581,798
Wal-Mart Stores, Inc.	216,636	10,311,874

		106,644,842
Semiconductors - 4.89%
Analog Devices, Inc.	289,457	10,481,238
Applied Materials, Inc.	151,800	2,899,380
ASML Holding N.V. *	246,200	6,344,574
Intel Corp.	529,108	11,730,324
Marvell Technology Group, Ltd. *	816,790	12,839,939
Maxim Integrated Products, Inc.	354,628	10,904,811
Texas Instruments, Inc.	363,682	12,859,796
Xilinx, Inc.	511,575	14,569,656

		82,629,718

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software - 5.07%
Adobe Systems, Inc. *	273,925	$12,074,614
Autodesk, Inc. *	292,400	13,289,580
Intuit, Inc. *	141,378	4,312,029
Microsoft Corp.	1,400,760	42,961,309
Oracle Corp. *	669,238	12,969,833

		85,607,365
Telecommunications Equipment &
Services - 4.06%
American Tower Corp., Class A *	556,562	24,032,347
Corning, Inc. *	316,985	7,924,625
Nokia Oyj, SADR	518,672	14,201,239
QUALCOMM, Inc.	316,323	13,586,073
Telefonaktiebolaget LM Ericsson, SADR	235,000	8,925,300

		68,669,584
Telephone - 0.04%
AT&T, Inc.	16,500	682,110

Transportation - 0.43%
Expeditors International of Washington, Inc.	167,400	7,308,684

Travel Services - 1.48%
American Express Company	384,948	25,013,921

TOTAL COMMON STOCKS (Cost $1,350,080,399)		$1,680,931,713

SHORT TERM INVESTMENTS - 0.73%
John Hancock Cash Investment Trust (c)	$10,123,016	$10,123,016
T. Rowe Price Reserve Investment Fund (c)	2,221,982	2,221,982

TOTAL SHORT TERM INVESTMENTS
(Cost $12,344,998)		$12,344,998

REPURCHASE AGREEMENTS - 0.19%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$3,139,401 on 06/01/2007,
collateralized by $3,120,000 U.S.
Treasury Note, 10.375% due
11/15/2012 (valued at $3,201,900,
including interest)	$3,139,000	$3,139,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,139,000)		$3,139,000

Total Investments (Blue Chip Growth Fund)
(Cost $1,365,564,397) - 100.43%		$1,696,415,711
Liabilities in Excess of Other Assets - (0.43)%		(7,195,292)

TOTAL NET ASSETS - 100.00%		$1,689,220,419

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.00%

Aerospace - 4.14%
Boeing Company	136,100	$13,690,299
United Technologies Corp.	186,200	13,136,410

		26,826,709
Agriculture - 1.41%
Monsanto Company	148,700	9,159,920

Apparel & Textiles - 3.69%
Coach, Inc. *	288,856	14,835,644
NIKE, Inc., Class B	159,292	9,039,821

		23,875,465
Biotechnology - 2.20%
Genentech, Inc. *	178,731	14,257,372

Broadcasting - 1.89%
News Corp., Class A	554,800	12,255,532

Cellular Communications - 1.49%
NII Holdings, Inc. *	118,100	9,621,607

Computers & Business Equipment - 9.83%
Apple Computer, Inc. *	173,556	21,097,467
Cisco Systems, Inc. *	613,030	16,502,768
Hewlett-Packard Company	285,000	13,027,350
Juniper Networks, Inc. *	211,000	5,150,510
Research In Motion, Ltd. *	47,400	7,872,192

		63,650,287
Cosmetics & Toiletries - 2.99%
Colgate-Palmolive Company	126,600	8,477,136
Procter & Gamble Company	170,984	10,866,033

		19,343,169
Crude Petroleum & Natural Gas - 0.94%
Occidental Petroleum Corp.	111,000	6,101,670

Drugs & Health Care - 1.36%
Wyeth	152,600	8,826,384

Electronics - 0.81%
Sony Corp.	91,400	5,273,780

Energy - 0.86%
Suntech Power Holdings Company, Ltd., ADR *	164,500	5,579,840
(a)

Financial Services - 7.63%
Charles Schwab Corp.	382,731	8,599,966
Goldman Sachs Group, Inc.	66,710	15,398,002
Lazard, Ltd., Class A	60,000	3,232,800
NYSE Euronext * (a)	122,300	10,160,684
UBS AG	184,500	12,036,780

		49,428,232
Food & Beverages - 2.17%
PepsiCo, Inc.	205,635	14,051,039

Healthcare Products - 4.55%
Alcon, Inc.	80,419	11,102,647
Baxter International, Inc.	162,900	9,259,236

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
St. Jude Medical, Inc. *	213,374	$9,108,936

		29,470,819
Holdings Companies/Conglomerates - 2.01%
General Electric Company	345,888	12,998,471

Hotels & Restaurants - 2.20%
Marriott International, Inc., Class A	180,500	8,312,025
Starbucks Corp. *	205,200	5,911,812

		14,223,837
Insurance - 2.39%
American International Group, Inc.	213,708	15,459,637

Internet Content - 4.68%
Google, Inc., Class A *	60,893	30,309,491

Internet Retail - 1.08%
eBay, Inc. *	214,500	6,984,120

Leisure Time - 4.97%
Electronic Arts, Inc. *	95,208	4,652,815
International Game Technology	182,300	7,326,637
Las Vegas Sands Corp. *	16,700	1,302,934
The Walt Disney Company	532,800	18,882,432

		32,164,818
Petroleum Services - 1.44%
Schlumberger, Ltd.	85,994	6,696,353
Suncor Energy, Inc.	30,200	2,632,836

		9,329,189
Pharmaceuticals - 11.13%
Abbott Laboratories	195,400	11,010,790
Gilead Sciences, Inc. *	253,686	20,997,590
Merck & Company, Inc.	122,100	6,404,145
Novartis AG, SADR	94,676	5,318,898
Roche Holdings, Ltd., SADR	190,711	17,492,280
Schering-Plough Corp.	234,100	7,664,434
Teva Pharmaceutical Industries, Ltd., SADR	80,400	3,151,680

		72,039,817
Publishing - 0.69%
McGraw-Hill Companies, Inc.	63,500	4,464,685

Retail Trade - 6.29%
Best Buy Company, Inc.	127,500	6,156,975
Costco Wholesale Corp.	54,200	3,060,674
J.C. Penney Company, Inc.	72,600	5,842,848
Kohl's Corp. *	84,800	6,387,136
Lowe's Companies, Inc.	206,600	6,780,612
Saks, Inc.	224,800	4,504,992
Target Corp.	127,593	7,965,631

		40,698,868
Semiconductors - 4.66%
Broadcom Corp., Class A *	225,750	6,898,920
Intel Corp.	609,200	13,505,964
Marvell Technology Group, Ltd. *	409,250	6,433,410

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
NVIDIA Corp. *	95,900	$3,324,853

		30,163,147
Software - 6.18%
Adobe Systems, Inc. *	445,915	19,655,933
Infosys Technologies, Ltd., ADR	65,700	3,235,725
Microsoft Corp.	558,341	17,124,319

		40,015,977
Telecommunications Equipment &
Services - 3.01%
QUALCOMM, Inc.	453,600	19,482,120

Travel Services - 1.31%
American Express Company	130,974	8,510,690

TOTAL COMMON STOCKS (Cost $545,940,566)		$634,566,692

SHORT TERM INVESTMENTS - 1.01%
John Hancock Cash Investment Trust (c)	$6,567,900	$6,567,900

TOTAL SHORT TERM INVESTMENTS
(Cost $6,567,900)		$6,567,900

REPURCHASE AGREEMENTS - 2.06%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$13,355,706 on 6/1/2007,
collateralized by $14,025,000
Federal Home Loan Bank, 4.50%
due 11/15/2012 (valued at
$13,621,781, including interest)	$13,354,000	$13,354,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,354,000)		$13,354,000

Total Investments (Capital Appreciation Fund)
(Cost $565,862,466) - 101.07%		$654,488,592
Liabilities in Excess of Other Assets - (1.07)%		(6,947,912)

TOTAL NET ASSETS - 100.00%		$647,540,680

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 14.16%

U.S. Treasury Bonds - 5.24%
4.50% due 02/15/2036	$4,441,000	$4,088,149
5.375% due 02/15/2031	192,000	200,235
6.25% due 08/15/2023	4,826,000	5,428,121
6.25% due 05/15/2030 ***	1,356,000	1,571,901
6.625% due 02/15/2027	754,000	895,199
8.875% due 02/15/2019 ***	991,000	1,326,778

		13,510,383

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes - 8.92%
4.50% due 04/30/2009 to 05/15/2017	$15,400,000	$15,108,632
4.50% due 11/15/2015 ***	534,000	519,649
4.625% due 12/31/2011 to 02/15/2017	6,682,000	6,577,666
4.75% due 05/31/2012	818,000	814,293

		23,020,240

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $37,085,816)		$36,530,623

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.77%

Federal Home Loan Mortgage Corp. - 5.69%
3.57% due 06/15/2029 ***	679,764	661,009
3.90% due 01/15/2023 ***	913,071	884,185
4.00% due 03/01/2019 to 10/01/2021	4,118,743	3,848,691
5.095% due 02/01/2036	5,810	5,719
5.50% due 01/01/2017 to 05/15/2026	3,078,704	3,070,933
5.50% due 11/01/2018 to 01/01/2020 ***	1,924,594	1,914,259
5.601% due 05/01/2036	24,241	24,345
5.785% due 05/01/2037	533,000	532,097
5.91% due 01/01/2037	594,199	595,957
5.915% due 04/01/2037 (b)	1,255,000	1,256,391
6.009% due 04/01/2037	806,000	807,643
6.171% due 07/01/2036	1,076,307	1,082,271

		14,683,500
Federal National Mortgage
Association - 25.09%
4.00% due 02/01/2020 to 03/01/2036	6,782,258	6,151,191
4.00% due 09/01/2020 ***	1,882,838	1,761,523
4.868% due 09/01/2035	190,844	187,165
5.00% due 07/01/2033 to 09/01/2036	7,554,330	7,204,784
5.00% due 07/01/2033 to 08/01/2033 ***	4,816,034	4,596,739
5.068% due 07/01/2035	353,877	350,760
5.082% due 10/01/2036	654,236	649,121
5.188% due 11/01/2036	198,525	196,346
5.50% due 01/01/2017 to 06/01/2036	13,945,778	13,705,154
5.50% due 10/01/2021 to 02/01/2035 ***	17,810,072	17,518,554
5.50% TBA **	8,039,000	7,846,906
5.614% due 05/01/2037	408,989	407,517
5.67% due 03/01/2009	424,115	424,895
5.74% due 04/01/2036	356,400	356,073
5.927% due 09/01/2036 to 11/01/2036	2,240,322	2,252,458
5.935% due 05/01/2037	426,929	427,861
6.44% due 06/01/2036	657,150	665,275

		64,702,322
Government National Mortgage
Association - 1.99%
5.50% due 10/20/2034	923,656	907,239
6.00% due 07/15/2034	1,647,308	1,660,035
6.00% TBA **	2,557,000	2,568,187

		5,135,461

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $85,136,401)		$84,521,283

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.78%

Canada - 0.20%
Province of Quebec Canada
5.125% due 11/14/2016	$525,000	$514,716

Israel - 0.16%
Government of Israel
5.50% due 11/09/2016	430,000	423,098

Italy - 0.10%
Republic of Italy
5.375% due 06/15/2033	255,000	244,322

Mexico - 0.16%
Government of Mexico
5.875% due 01/15/2014	219,000	224,037
6.75% due 09/27/2034	160,000	178,080

		402,117
Russia - 0.16%
Russian Federation
5.00% due 03/31/2030	373,175	418,180

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,016,796)		$2,002,433

CORPORATE BONDS - 16.94%

Automobiles - 0.79%
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013	575,000	599,689
8.50% due 01/18/2031	135,000	172,424
DaimlerChrysler N.A. Holding Corp., Series MTN
5.71% due 03/13/2009 (b)	850,000	851,570
5.75% due 09/08/2011	405,000	407,386

		2,031,069
Banking - 1.35%
BAC Capital Trust XI
6.625% due 05/23/2036	225,000	235,447
Bank of America Corp.
4.25% due 10/01/2010	225,000	217,872
5.375% due 06/15/2014	275,000	271,996
PNC Funding Corp.
5.25% due 11/15/2015	429,000	415,907
5.625% due 02/01/2017	205,000	202,856
Royal Bank of Scotland Group PLC
5.00% due 10/01/2014	355,000	341,493
Wachovia Corp.
4.875% due 02/15/2014	355,000	340,548
5.30% due 10/15/2011	685,000	680,912
Washington Mutual Bank
5.65% due 08/15/2014	520,000	513,551
Zions Bancorporation
5.50% due 11/16/2015	270,000	262,656

		3,483,238
Cable and Television - 0.58%
Comcast Corp.
5.65% due 06/15/2035	326,000	288,745
Cox Communications, Inc.
5.875% due 12/01/2016	260,000	257,857

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable and Television (continued)
News America, Inc.
6.40% due 12/15/2035	$390,000	$381,004
Time Warner Cable, Inc.
5.85% due 05/01/2017	135,000	133,080
6.55% due 05/01/2037	170,000	167,466
Time Warner Entertainment Company LP
8.375% due 07/15/2033	216,000	257,124

		1,485,276

Cellular Communications - 0.58%
America Movil SA de CV
6.375% due 03/01/2035	405,000	406,526
AT&T Broadband Corp.
8.375% due 03/15/2013	787,000	888,098
Rogers Wireless, Inc.
6.375% due 03/01/2014	200,000	205,175

		1,499,799

Commercial Services - 0.17%
Hutchison Whampoa International 03/33, Ltd.
7.45% due 11/24/2033	385,000	435,962

Computers & Business Equipment - 0.12%
Xerox Corp.
5.50% due 05/15/2012	320,000	315,859

Cosmetics & Toiletries - 0.13%
Estee Lauder Company, Inc.
5.55% due 05/15/2017	335,000	331,248

Crude Petroleum & Natural Gas - 0.68%
Canadian Natural Resources, Ltd.
6.25% due 03/15/2038	200,000	192,714
ConocoPhillips Canada Funding Company
5.625% due 10/15/2016	360,000	360,881
Husky Oil Company, Ltd.
7.55% due 11/15/2016	240,000	265,746
Petrobras International Finance Company
6.125% due 10/06/2016	415,000	417,075
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027	355,000	353,190
Southern Natural Gas Company
5.90% due 04/01/2017	165,000	162,428

		1,752,034

Domestic Oil - 0.15%
Devon Financing Corp., ULC
6.875% due 09/30/2011	370,000	388,707

Drugs & Health Care - 0.63%
Amgen, Inc.
5.85% due 06/01/2017	325,000	323,584
Wyeth
5.95% due 04/01/2037	90,000	87,315
6.70% due 03/15/2011	1,165,000	1,222,531

		1,633,430

Electrical Utilities - 1.40%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012	250,000	271,875

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
DPL, Inc.
6.875% due 09/01/2011	$775,000	$810,284
FirstEnergy Corp.
6.45% due 11/15/2011	390,000	403,038
7.375% due 11/15/2031	255,000	285,334
Kansas Gas & Electric
5.647% due 03/29/2021	384,000	372,234
Midamerican Energy Holdings Company
6.125% due 04/01/2036	255,000	251,913
Nevada Power Company, Series A
8.25% due 06/01/2011	565,000	612,640
Nevada Power Company, Series M
5.95% due 03/15/2016	180,000	178,986
Public Service Company of Colorado
7.875% due 10/01/2012	382,000	423,159

		3,609,463
Financial Services - 5.01%
Capital One Bank
4.875% due 05/15/2008	445,000	442,883
Capital One Financial Corp.
6.15% due 09/01/2016	265,000	265,429
Citigroup, Inc.
3.625% due 02/09/2009	900,000	875,690
5.10% due 09/29/2011	185,000	182,598
5.50% due 02/15/2017	310,000	304,917
Credit Suisse USA, Inc.
5.50% due 08/16/2011	620,000	621,323
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	576,000	554,762
6.00% due 06/15/2012	1,013,000	1,035,314
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,000,000	985,000
International Lease Finance Corp., Series MTN
5.65% due 06/01/2014	245,000	243,878
5.75% due 06/15/2011	485,000	492,160
International Lease Finance Corp., Series MTN
5.58% due 05/24/2010 (b)	245,000	245,875
JP Morgan Chase & Company
5.125% due 09/15/2014	215,000	209,335
5.60% due 06/01/2011	645,000	648,880
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036	515,000	534,384
Lazard Group, LLC
7.125% due 05/15/2015	830,000	863,336
Lehman Brothers Holdings Capital Trust V, Series
MTN
5.857% due 11/29/2049 (b)	375,000	371,033
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 05/17/2013	530,000	533,779
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	280,000	275,636
Morgan Stanley
5.30% due 03/01/2013 (c)	380,000	374,138
5.375% due 10/15/2015 (c)	205,000	199,540

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Residential Capital Corp.
6.125% due 11/21/2008	$840,000	$837,992
6.50% due 04/17/2013	670,000	662,205
Shell International Finance BV
5.20% due 03/22/2017	325,000	315,938
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	653,000	629,162
Washington Mutual, Inc.
4.00% due 01/15/2009	212,000	206,985

		12,912,172

Food & Beverages - 0.11%
Kraft Foods, Inc.
5.25% due 10/01/2013	290,000	282,378

Gas & Pipeline Utilities - 0.06%
El Paso Natural Gas
5.95% due 04/15/2017	150,000	147,771

Healthcare Services - 0.16%
Coventry Health Care, Inc.
5.95% due 03/15/2017	420,000	415,067

Insurance - 0.90%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	170,000	176,444
American International Group, Inc.
4.70% due 10/01/2010	368,000	360,999
5.60% due 10/18/2016	175,000	174,743
American International Group, Inc., Series MTN
5.45% due 05/18/2017	480,000	472,973
Cigna Corp.
6.15% due 11/15/2036	195,000	190,722
Hartford Financial Services Group, Inc.
5.50% due 10/15/2016	210,000	207,114
Liberty Mutual Group, Inc.
7.50% due 08/15/2036	390,000	409,045
Prudential Financial, Inc., Series MTN
5.70% due 12/14/2036	345,000	324,416

		2,316,456

International Oil - 0.11%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	205,000	201,349
Pemex Project Funding Master Trust
6.625% due 06/15/2035	80,000	84,800

		286,149

Investment Companies - 0.38%
Allied Capital Corp.
6.625% due 07/15/2011	965,000	975,824

Manufacturing - 0.33%
Tyco International Group SA
6.375% due 10/15/2011	464,000	483,891
6.875% due 01/15/2029	320,000	374,759

		858,650

Mining - 0.26%
Vale Overseas, Ltd.
6.25% due 01/23/2017	490,000	493,052

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Mining (continued)
Vale Overseas, Ltd. (continued)
6.875% due 11/21/2036	$160,000	$163,886

		656,938
Petroleum Services - 0.04%
Tesoro Corp.
6.50% due 06/01/2017	110,000	110,138

Pharmaceuticals - 0.23%
Abbott Laboratories
5.875% due 05/15/2016	425,000	431,328
Teva Pharmaceutical Finance LLC
6.15% due 02/01/2036	170,000	162,186

		593,514
Real Estate - 0.84%
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	161,000	158,370
ERP Operating LP
5.50% due 10/01/2012	80,000	79,542
5.75% due 06/15/2017	325,000	322,436
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	490,000	480,112
ProLogis, REIT
5.25% due 11/15/2010	120,000	118,951
5.50% due 04/01/2012	365,000	362,982
Simon Property Group LP, REIT
5.60% due 09/01/2011	270,000	270,983
Westfield Group
5.40% due 10/01/2012	385,000	381,535

		2,174,911
Retail - 0.22%
Target Corp.
5.375% due 05/01/2017	585,000	572,023

Steel - 0.10%
United States Steel Corp.
5.65% due 06/01/2013	160,000	157,954
6.05% due 06/01/2017	110,000	108,411

		266,365
Telecommunications Equipment &
Services - 0.85%
Corning, Inc.
7.25% due 08/15/2036	130,000	135,665
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	165,000	201,624
Embarq Corp.
7.995% due 06/01/2036	170,000	177,304
France Telecom SA
8.50% due 03/01/2031 (b)	270,000	346,409
SBC Communications, Inc.
5.625% due 06/15/2016	340,000	336,514
6.15% due 09/15/2034	680,000	666,278
Verizon Communications, Inc.
5.50% due 04/01/2017	335,000	326,986

		2,190,780

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone - 0.69%
AT&T, Inc.
6.80% due 05/15/2036	$180,000	$190,534
Sprint Capital Corp.
6.125% due 11/15/2008	421,000	423,401
8.75% due 03/15/2032	155,000	178,672
Sprint Nextel Corp.
6.00% due 12/01/2016	170,000	163,909
Telefonica Emisones SAU
5.984% due 06/20/2011	815,000	825,597

		1,782,113

Transportation - 0.07%
Burlington Northern Santa Fe Corp.
6.15% due 05/01/2037	175,000	171,941

TOTAL CORPORATE BONDS (Cost $44,122,254)		$43,679,275

COLLATERALIZED MORTGAGE
OBLIGATIONS - 33.60%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037	484,000	479,708
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	143,000	147,333
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	318,000	304,484
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	451,000	431,176
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	78,000	73,687
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933% due 07/10/2045	79,000	75,385
Banc of America Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.115% due 10/10/2045 (b)	84,000	81,154
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.3533% due 09/10/2047 (b)	590,000	576,049
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016	319,000	316,351
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	88,000	84,236
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T18, Class A4
4.933% due 02/13/2042 (b)	316,000	302,536
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-PW15, Class A3
5.309% due 02/11/2044	361,000	354,868
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class C
5.5295% due 04/15/2040 (b)	211,000	208,950

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class E
7.2241% due 05/15/2032 (b)	$604,000	$614,417
Commercial Mortgage Pass Through Certificates,
Series 2000-C1, Class C
7.706% due 08/15/2033	74,000	78,440
Commercial Mortgage Pass Through Certificates,
Series 2004-LB3A, Class B
5.4396% due 07/10/2037 (b)	330,000	323,004
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
5.39% due 07/25/2036 (b)	648,707	648,406
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	431,000	423,640
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	238,000	232,850
CS First Boston Mortgage Securities Corp.,
Series 2004-C5, Class A4
4.829% due 11/15/2037	446,000	425,841
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AAB
4.815% due 02/15/2038	159,000	154,031
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	168,000	159,687
Federal Home Loan Bank,
Series 2007-2014, Class 1
5.34% due 03/20/2014	2,197,464	2,181,338
Federal Home Loan Mortgage Corp.,
Series 1994-1663, Class ZB
6.75% due 01/15/2024	206,212	211,276
Federal Home Loan Mortgage Corp.,
Series 2003-2583, Class TD
4.50% due 12/15/2013	660,743	641,917
Federal Home Loan Mortgage Corp.,
Series 2003-2614, Class TD
3.50% due 05/15/2016	936,962	904,615
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	330,000	318,763
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class MT
3.50% due 01/15/2022	364,668	361,804
Federal Home Loan Mortgage Corp.,
Series 2003-2632, Class NE
4.00% due 06/15/2013	1,631,036	1,569,047
Federal Home Loan Mortgage Corp.,
Series 2003-2647, Class PJ
3.25% due 06/15/2026	1,597,871	1,547,454
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	277,821	270,978
Federal Home Loan Mortgage Corp.,
Series 2004-2841, Class BD
4.00% due 04/15/2018	57,192	55,249

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2004-2899, Class QY
4.00% due 10/15/2025	$339,702	$332,800
Federal Home Loan Mortgage Corp.,
Series 2005-2950, Class OP
5.50% due 10/15/2033	623,000	614,831
Federal Home Loan Mortgage Corp.,
Series 2005-2964, Class ND
5.50% due 04/15/2033	603,000	589,376
Federal Home Loan Mortgage Corp.,
Series 2005-2975, Class EA
5.00% due 05/15/2018	296,188	292,756
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	460,000	439,309
Federal Home Loan Mortgage Corp.,
Series 2005-3020, Class MA
5.50% due 04/15/2027	820,478	819,778
Federal Home Loan Mortgage Corp.,
Series 2006-3135, Class JA
6.00% due 09/15/2027	739,333	744,035
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class LA
6.00% due 11/15/2027	753,640	757,928
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class PA
6.00% due 03/15/2026	833,385	838,251
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NA
6.00% due 02/15/2027	2,289,012	2,303,983
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NC
6.00% due 12/15/2032	84,000	84,519
Federal Home Loan Mortgage Corp.,
Series 2006-3167, Class QA
6.00% due 10/15/2026	2,180,477	2,188,059
Federal Home Loan Mortgage Corp.,
Series 2006-3171, Class NE
6.00% due 05/15/2027	374,284	376,676
Federal Home Loan Mortgage Corp.,
Series 2006-3172, Class PA
6.00% due 04/15/2027	968,271	971,607
Federal Home Loan Mortgage Corp.,
Series 2006-3173, Class PH
6.00% due 09/15/2027	684,890	689,568
Federal Home Loan Mortgage Corp.,
Series 2006-3176, Class HA
6.00% due 02/15/2028 ***	1,212,168	1,221,001
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MA
6.00% due 10/15/2026	436,467	439,307
Federal Home Loan Mortgage Corp.,
Series 2006-3179, Class PD
5.75% due 12/15/2018	2,021,000	2,024,162
Federal Home Loan Mortgage Corp.,
Series 2006-3184, Class LA
6.00% due 03/15/2028	1,177,197	1,184,944

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2006-3192, Class GA
6.00% due 03/15/2027	$592,567	$596,367
Federal Home Loan Mortgage Corp.,
Series 2006-3205, Class PC
6.00% due 09/15/2032	641,000	645,200
Federal Home Loan Mortgage Corp.,
Series 2006-3215, Class QA
6.00% due 06/15/2027	671,778	676,238
Federal Home Loan Mortgage Corp.,
Series 2006-3216, Class NA
6.00% due 05/15/2028	507,248	511,036
Federal Home Loan Mortgage Corp.,
Series 2006-3217, Class PY
6.00% due 07/15/2029	1,359,416	1,364,056
Federal Home Loan Mortgage Corp.,
Series 2006-3228, Class PC
5.50% due 07/15/2030	527,000	523,693
Federal Home Loan Mortgage Corp.,
Series 2006-3228, Class PH
5.50% due 04/15/2027	1,197,458	1,195,582
Federal Home Loan Mortgage Corp.,
Series 2007-3268, Class HC
5.00% due 12/15/2032	273,000	262,013
Federal Home Loan Mortgage Corp.,
Series 2007-3279, Class PA
5.50% due 02/15/2023	1,389,000	1,387,815
Federal Home Loan Mortgage Corp.,
Series 2007-3279, Class PH
6.00% due 02/15/2027	673,000	679,676
Federal Home Loan Mortgage Corp.,
Series 2007-3288, Class PA
5.50% due 05/15/2029	910,053	908,530
Federal Home Loan Mortgage Corp.,
Series 2007-3291, Class BY
4.50% due 03/15/2022	569,000	517,371
Federal Home Loan Mortgage Corp.,
Series 2007-3298, Class VB
5.00% due 11/15/2025	302,000	280,612
Federal Home Loan Mortgage Corp.,
Series 2007-3300, Class PB
5.50% due 02/15/2031	391,000	388,206
Federal Home Loan Mortgage Corp.,
Series 2007-3303, Class PB
5.50% due 08/15/2030	640,000	635,552
Federal Home Loan Mortgage Corp.,
Series 2007-3305, Class PD
5.50% due 11/15/2035	264,000	257,249
Federal Home Loan Mortgage Corp.,
Series 2007-3312, Class AP
5.50% due 11/15/2025	295,000	294,635
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class EA
5.50% due 10/15/2029	1,835,000	1,831,998
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class HA
5.00% due 07/15/2035	990,000	959,992

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class PB
5.50% due 03/15/2031	$186,000	$184,563
Federal National Mortgage Association,
Series 1993-20, Class ZQ
7.00% due 05/25/2023	206,010	212,905
Federal National Mortgage Association,
Series 1993-39, Class ZQ
6.50% due 12/25/2023	224,757	230,600
Federal National Mortgage Association,
Series 1993-41, Class Z
7.00% due 12/25/2023	290,314	300,528
Federal National Mortgage Association,
Series 2001-T11, Class B
5.503% due 09/25/2011	200,000	201,812
Federal National Mortgage Association,
Series 2002-T11, Class A
4.768% due 04/25/2012	44,705	44,095
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	219,082	212,095
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	285,000	279,817
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	545,832	526,286
Federal National Mortgage Association,
Series 2003-33, Class CH
4.00% due 07/25/2017	527,666	508,050
Federal National Mortgage Association,
Series 2003-34, Class QJ
4.50% due 01/25/2016 ***	447,370	439,198
Federal National Mortgage Association,
Series 2003-86, Class OX
4.50% due 09/25/2026	1,298,000	1,269,828
Federal National Mortgage Association,
Series 2003-92, Class PC
4.50% due 05/25/2015	588,000	577,475
Federal National Mortgage Association,
Series 2003-T1, Class A
3.807% due 11/25/2012	137,556	131,874
Federal National Mortgage Association,
Series 2004-19, Class AY
4.00% due 04/25/2019	605,000	539,188
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	314,374	308,548
Federal National Mortgage Association,
Series 2005-29, Class AD
4.50% due 08/25/2034	673,739	658,380
Federal National Mortgage Association,
Series 2005-38, Class CD
5.00% due 06/25/2019	342,424	337,027
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014 ***	762,678	757,176

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2005-69, Class JM
4.50% due 08/25/2025	$703,000	$639,510
Federal National Mortgage Association,
Series 2006-112, Class QA
5.50% due 03/25/2033	1,299,195	1,294,991
Federal National Mortgage Association,
Series 2006-18, Class PA
5.50% due 01/25/2026	444,453	443,263
Federal National Mortgage Association,
Series 2006-29, Class PA
5.50% due 08/25/2026 ***	1,278,403	1,275,620
Federal National Mortgage Association,
Series 2006-31, Class PA
5.50% due 11/25/2026	454,284	453,267
Federal National Mortgage Association,
Series 2006-34, Class PA
6.00% due 05/25/2027	1,073,594	1,077,619
Federal National Mortgage Association,
Series 2006-41, Class MA
5.50% due 04/25/2024	483,869	482,875
Federal National Mortgage Association,
Series 2006-53, Class PA
5.50% due 12/25/2026	144,000	143,632
Federal National Mortgage Association,
Series 2006-55, Class PA
6.00% due 05/25/2026	344,952	346,363
Federal National Mortgage Association,
Series 2006-64, Class PA
5.50% due 02/25/2030	280,284	279,499
Federal National Mortgage Association,
Series 2006-80, Class PB
6.00% due 10/25/2027	925,705	927,918
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	1,115,889	1,062,296
Federal National Mortgage Association,
Series 2007-5, Class PB
6.00% due 07/25/2033	685,000	688,683
Federal National Mortgage Association,
Series 2007-B1, Class VA
5.50% due 04/25/2017	636,840	634,646
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	188,000	194,199
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	219,819	221,540
GE Capital Commercial Mortgage Corp.,
Series 2004-C3, Class A4
5.189% due 07/10/2039 (b)	179,000	174,926
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc., Series 2004-C1,
Class A1
3.118% due 03/10/2038	201,226	197,007

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association,
Series 2004-88, Class MA
3.65% due 01/20/2028	$825,146	$807,365
Government National Mortgage Association,
Series 2006-17, Class KY
5.00% due 04/20/2036	1,321,847	1,292,436
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	118,870	115,792
Government National Mortgage Association,
Series 2006-33, Class NA
5.00% due 01/20/2036	509,000	478,750
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	238,480
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	175,275	170,810
Government National Mortgage Association,
Series 2007-7, Class PG
5.00% due 02/16/2037	1,823,000	1,710,290
GS Mortgage Securities Corp. II,
Series 1998-C1, Class B
6.97% due 10/18/2030	109,000	110,525
GS Mortgage Securities Corp. II,
Series 1998-GLII, Class A2
6.562% due 04/13/2031	728,000	731,361
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6
5.396% due 08/10/2038 (b)	144,000	142,399
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C2, Class A2
5.05% due 12/12/2034	711,000	694,895
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	149,000	146,394
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	765,562	749,394
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class ASB
5.201% due 08/12/2037 (b)	234,000	230,394
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB13, Class AM
5.513% due 01/12/2043 (b)	158,000	155,184
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class ASB
4.893% due 08/15/2042 (b)	321,000	311,113
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	651,000	652,980
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	285,000	278,841
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A4
5.124% due 11/15/2032 (b)	214,000	209,100

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class AM
5.263% due 11/15/2040 (b)	$191,000	$186,041
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A2
5.303% due 12/31/2035	505,000	500,115
Merrill Lynch Mortgage Trust, Series 2004-BPC1,
Class A5
4.855% due 10/12/2041 (b)	836,000	800,354
Merrill Lynch Mortgage Trust, Series 2004-MKB1,
Class B
5.28% due 02/12/2042 (b)	126,000	123,197
Merrill Lynch Mortgage Trust, Series 2005-LC1,
Class A4
5.291% due 01/12/2044 (b)	650,000	634,690
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class AM
5.107% due 07/12/2038 (b)	162,000	155,766
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-4, Class ASB
5.133% due 12/12/2049 (b)	923,000	898,290
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	503,000	489,910
Morgan Stanley Capital I, Series 2004-HQ3, Class D
4.90% due 01/13/2041	100,000	95,966
Morgan Stanley Capital I, Series 2004-T13, Class B
4.76% due 09/13/2045 (b)	158,000	150,765
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	484,000	472,433
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.35% due 11/14/2042 (b)	902,000	888,605
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	317,481	317,269
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
5.43% due 02/25/2047 (b)	192,443	192,443
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	347,000	357,771
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	278,000	270,612
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	588,000	577,079
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C7, Class A2
5.077% due 10/15/2035 (b)	553,000	538,345
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	186,000	180,699
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A4
5.012% due 12/15/2035	808,000	782,346

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class B
5.109% due 12/15/2035	$79,000	$76,843
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	1,369,000	1,305,230
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class B
5.306% due 01/15/2041	414,000	402,920
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class B
4.892% due 10/15/2041	219,000	208,460
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	537,000	513,539
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699% due 05/15/2044	186,000	174,669
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	685,000	662,630
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.368% due 10/15/2044 (b)	246,000	240,926
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.4405% due 12/15/2044 (b)	1,077,000	1,056,050
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	536,000	545,345

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $87,299,856)		$86,670,495

ASSET BACKED SECURITIES - 5.09%
AmeriCredit Automobile Receivables Trust,
Series 2003-DM, Class A4
2.84% due 08/06/2010	230,281	229,311
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.12% due 10/08/2009	537,000	536,991
California Infrastructure PG&E-1, Series 1997-1,
Class A8
6.48% due 12/26/2009	68,842	69,090
California Infrastructure SCE-1, Series 1997-1,
Class A7
6.42% due 12/26/2009	285,406	286,115
Capital Auto Receivables Asset Trust,
Series 2006-1, Class A3
5.03% due 10/15/2009	315,000	313,969
Capital Auto Receivables Asset Trust,
Series 2007-1, Class A3A
5.00% due 04/15/2011	290,000	288,550
Capital One Master Trust, Series 1998-1, Class A
6.31% due 06/15/2011	1,199,000	1,208,526
Capital One Multi-Asset Execution Trust,
Series 2006-A10, Class A10
5.15% due 06/15/2014	204,000	203,000

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Carmax Auto Owner Trust, Series 2006-2, Class A3
5.15% due 02/15/2011	$576,000	$574,261
Carmax Auto Owner Trust, Series 2007-2, Class A3
5.23% due 12/15/2011	373,000	372,929
Chase Issuance Trust, Series 2004-A9, Class A9
3.22% due 06/15/2010	435,000	431,683
Citibank Credit Card Issuance Trust,
Series 2004-A4, Class A4
3.20% due 08/24/2009	510,000	507,442
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	282,000	281,051
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	308,000	305,305
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
5.36% due 12/25/2036 (b)	440,088	440,012
CNH Equipment Trust, Series 2004-A, Class A4A
5.43% due 09/15/2011 (b)	476,000	476,444
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A5
6.21% due 12/30/2011	190,000	194,099
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	544,000	541,433
Countrywide Asset-Backed Certificates,
Series 2007-3, Class 2A1
5.42% due 02/25/2037 (b)	197,197	197,136
Daimler Chrysler Auto Trust, Series
2006-D, Class A4
4.94% due 02/08/2012	300,000	296,821
Discover Card Master Trust I, Series 2003-1,
Class A3
5.46% due 04/16/2010 (b)	138,000	138,082
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class A2
5.261% due 04/25/2037	480,000	484,050
Ford Credit Auto Owner Trust,
Series 2005-A, Class A3
3.48% due 11/15/2008	147,567	147,002
Ford Credit Auto Owner Trust,
Series 2005-B, Class A3
4.17% due 01/15/2009	121,107	120,705
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010	289,000	288,819
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class A2
5.29% due 01/15/2011	248,000	247,871
Honda Auto Receivables Owner Trust,
Series 2004-2, Class A3
3.30% due 06/16/2008	82,986	82,815
M.A.S.Transactions Asset Backed Securities Trust,
Series 2005-AB1, Class A1B
5.143% due 11/25/2035 (b)	85,141	84,646

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
MBNA Credit Card Master Note Trust, Series
2003-A7, Class A7
2.65% due 11/15/2010	$372,000	$361,889
Morgan Stanley ABS Capital I,
Series 2006-WMC1, Class A2A
5.39% due 12/25/2035 (b)	76,180	76,190
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
5.36% due 01/25/2037 (b)	216,444	216,377
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
5.37% due 12/25/2036 (b)	211,882	211,866
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.16% due 02/15/2010	152,000	151,598
Ownit Mortgage Loan Asset-Backed Certificates,
Series 2006-1, Class AF1
5.424% due 12/25/2036	116,665	116,071
Residential Asset Mortgage Products, Inc.,
Series 2003-RS7, Class AI6
5.34% due 08/25/2033	187,358	183,056
Triad Auto Receivables Owner Trust,
Series 2003-B, Class A4
3.20% due 12/13/2010	76,073	74,869
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	249,000	248,522
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	142,000	142,294
USAA Auto Owner Trust, Series 2004-3, Class A3
3.16% due 02/17/2009	38,237	38,112
USAA Auto Owner Trust, Series 2004-3, Class A4
3.53% due 06/15/2011	265,000	261,009
USAA Auto Owner Trust, Series 2005-1, Class A3
3.90% due 07/15/2009	38,349	38,145
USAA Auto Owner Trust, Series 2006-3, Class A4
5.36% due 06/15/2012	238,000	238,409
Wachovia Auto Owner Trust,
Series 2004-A, Class A4
3.66% due 07/20/2010	557,619	555,157
Wachovia Auto Owner Trust,
Series 2005-B, Class A2
4.82% due 02/20/2009	46,222	46,192
WFS Financial Owner Trust,
Series 2003-3, Class A4
3.25% due 05/20/2011	343,024	341,206
WFS Financial Owner Trust,
Series 2003-4, Class A4
3.15% due 05/20/2011	42,230	41,899
WFS Financial Owner Trust,
Series 2004-1, Class A4
2.81% due 08/22/2011	364,675	360,597

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
WFS Financial Owner
Trust, Series 2005-3, Class A3A
4.25% due 06/17/2010	$70,277	$69,943

TOTAL ASSET BACKED SECURITIES
(Cost $13,121,844)		$13,121,559

SHORT TERM INVESTMENTS - 1.20%
Deutsche Bank Financial, LLC
5.31% due 06/01/2007	$3,105,000	$3,105,000

TOTAL SHORT TERM INVESTMENTS
(Cost $3,105,000)		$3,105,000

REPURCHASE AGREEMENTS - 1.10%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$2,831,362 on 06/01/2007,
collateralized by $2,975,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(valued at $2,889,320, including
interest)	$2,831,000	$2,831,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,831,000)		$2,831,000

Total Investments (Core Bond Fund)
(Cost $274,718,967) - 105.64%		$272,461,668
Liabilities in Excess of Other Assets - (5.64)%		(14,539,613)

TOTAL NET ASSETS - 100.00%		$257,922,055

Core Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.55%

Automobiles - 0.44%
General Motors Corp.	122,500	$3,673,775

Cable and Television - 4.39%
DIRECTV Group, Inc. *	721,802	16,861,295
Time Warner, Inc.	930,800	19,891,196

		36,752,491

Cellular Communications - 0.63%
Motorola, Inc.	291,000	5,293,290

Computers & Business Equipment - 6.06%
Cisco Systems, Inc. *	469,100	12,628,172
Hewlett-Packard Company	340,700	15,573,397
International Business Machines Corp.	117,700	12,546,820
Seagate Technology	487,426	10,036,101

		50,784,490

Electrical Utilities - 5.37%
The AES Corp. *	1,895,500	44,980,215

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services - 11.87%
Capital One Financial Corp.	169,500	$13,522,710
Citigroup, Inc.	407,600	22,210,124
Countrywide Financial Corp.	666,700	25,961,298
JP Morgan Chase & Company	729,600	37,815,168

		99,509,300
Healthcare Services - 6.81%
Health Net, Inc. *	330,344	18,856,036
UnitedHealth Group, Inc.	697,100	38,180,167

		57,036,203
Holdings Companies/Conglomerates - 1.84%
General Electric Company	411,500	15,464,170

Homebuilders - 3.61%
Beazer Homes USA, Inc.	90,308	3,230,317
Centex Corp.	238,610	11,539,179
Pulte Homes, Inc.	423,100	11,546,399
Ryland Group, Inc.	84,808	3,918,130

		30,234,025
Insurance - 6.37%
Aetna, Inc.	629,100	33,298,263
American International Group, Inc.	277,400	20,067,116

		53,365,379
Internet Content - 7.95%
Google, Inc., Class A *	77,600	38,625,400
Yahoo!, Inc. *	974,300	27,962,410

		66,587,810
Internet Retail - 14.92%
Amazon.com, Inc. *	901,800	62,350,452
eBay, Inc. *	704,000	22,922,240
Expedia, Inc. *	736,500	17,698,095
IAC/InterActiveCorp. *	636,800	22,033,280

		125,004,067
Leisure Time - 1.50%
Electronic Arts, Inc. *	257,800	12,598,686

Manufacturing - 5.49%
Tyco International, Ltd.	1,379,900	46,033,464

Pharmaceuticals - 1.64%
Pfizer, Inc.	500,285	13,752,835

Photography - 2.55%
Eastman Kodak Company	842,148	21,356,873

Retail Trade - 6.25%
Home Depot, Inc.	467,800	18,183,386
Sears Holdings Corp. *	189,900	34,185,798

		52,369,184
Software - 1.29%
CA, Inc.	406,600	10,787,098

Telephone - 10.57%
Qwest Communications International, Inc. *	4,000,300	41,163,087

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Sprint Nextel Corp.	2,074,700	$47,406,895

		88,569,982

TOTAL COMMON STOCKS (Cost $694,484,487)		$834,153,337

REPURCHASE AGREEMENTS - 0.34%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$2,856,365 on 06/01/2007,
collateralized by $2,340,000 U.S.
Treasury Bond, 7.25% due
08/15/2022 (valued at $2,914,978,
including interest)	$2,856,000	$2,856,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,856,000)		$2,856,000

Total Investments (Core Equity Fund)
(Cost $697,340,487) - 99.89%		$837,009,337
Other Assets in Excess of Liabilities - 0.11%		942,419

TOTAL NET ASSETS - 100.00%		$837,951,756

Emerging Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.85%

Advertising - 3.55%
Aquantive, Inc. *	111,450	$7,109,396

Aerospace - 1.60%
Argon ST, Inc. *	134,050	3,197,093

Auto Parts - 0.63%
LKQ Corp. *	50,550	1,262,234

Banking - 4.02%
Boston Private Financial Holdings, Inc.	81,150	2,297,357
IBERIABANK Corp.	33,650	1,720,524
PrivateBancorp, Inc. (a)	55,000	1,844,700
Umpqua Holdings Corp.	87,440	2,182,502

		8,045,083
Biotechnology - 3.13%
Advanced Magnetics, Inc. * (a)	36,750	2,317,823
Exelixis, Inc. *	186,550	2,066,974
Martek Biosciences Corp. * (a)	89,450	1,872,188

		6,256,985
Buildings - 0.11%
Modtech Holdings, Inc. *	82,350	226,463

Business Services - 6.67%
Access Integrated Technologies, Inc. * (a)	153,950	1,103,822
Barrett Business Services, Inc.	107,800	2,706,858
Euronet Worldwide, Inc. *	175,300	4,710,311

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
FTI Consulting, Inc. *	79,250	$2,938,590
Hill International, Inc. * (a)	176,355	1,241,539
Seachange International, Inc. *	72,000	648,000

		13,349,120
Chemicals - 0.30%
American Vanguard Corp. (a)	44,250	610,207

Commercial Services - 6.44%
Color Kinetics, Inc. * (a)	148,700	4,356,910
Providence Service Corp. * (a)	97,370	2,626,069
Stantec, Inc. *	100,200	3,293,574
Team, Inc. *	66,550	2,608,094

		12,884,647
Computers & Business Equipment - 4.50%
Lasercard Corp. * (a)	226,550	2,741,255
Stratasys, Inc. * (a)	47,400	2,282,310
Trident Microsystems, Inc. *	194,850	3,974,940

		8,998,505
Correctional Facilities - 0.95%
Corrections Corp. of America *	29,425	1,906,740

Drugs & Health Care - 2.65%
Healthextras, Inc. *	86,350	2,627,630
Matrixx Initiatives, Inc. *	133,750	2,676,338

		5,303,968
Electronics - 3.22%
Measurement Specialties, Inc. *	109,950	2,186,905
Medis Technologies, Ltd. * (a)	291,600	4,260,276

		6,447,181
Energy - 3.83%
Evergreen Energy, Inc. * (a)	198,200	1,369,562
Headwaters, Inc. *	77,350	1,525,342
InterOil Corp. * (a)	129,850	4,771,987

		7,666,891
Healthcare Products - 8.06%
Caliper Life Sciences, Inc. *	189,250	870,550
Kyphon, Inc. *	71,800	3,409,782
Nuvasive, Inc. *	118,900	3,086,644
ResMed, Inc. *	62,000	2,794,960
SenoRx, Inc. *	114,450	1,052,940
Somanetics Corp. *	114,200	2,092,144
SonoSite, Inc. *	98,900	2,819,639

		16,126,659
Hotels & Restaurants - 2.53%
McCormick & Schmick's Seafood
Restaurants, Inc. *	104,450	2,940,267
Texas Roadhouse, Inc., Class A *	152,550	2,112,818

		5,053,085
Household Products - 2.17%
iRobot Corp. * (a)	163,500	2,691,210

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products (continued)
Select Comfort Corp. * (a)	90,825	$1,645,749

		4,336,959
Industrial Machinery - 1.32%
Flow International Corp. *	204,500	2,625,780
Quixote Corp.	1,151	21,259

		2,647,039
Insurance - 2.62%
Infinity Property & Casualty Corp.	63,750	3,367,912
ProAssurance Corp. *	33,300	1,882,116

		5,250,028
Leisure Time - 4.08%
Bally Technologies, Inc. *	108,050	2,935,719
Imax Corp. * (a)	438,200	1,971,900
Pinnacle Entertainment, Inc. *	56,600	1,731,960
Progressive Gaming International Corp. * (a)	263,050	1,517,798

		8,157,377
Manufacturing - 5.44%
Force Protection, Inc. * (a)	305,500	8,773,960
Raven Industries, Inc. (a)	60,250	2,122,005

		10,895,965
Medical-Hospitals - 3.43%
Electro-Optical Sciences, Inc. *	35,972	205,400
EV3, Inc. * (a)	107,300	1,864,874
Neurometrix, Inc. * (a)	82,550	743,775
Northstar Neuroscience, Inc. *	100,100	1,336,335
Vital Images, Inc. *	98,550	2,718,995

		6,869,379
Petroleum Services - 2.57%
Superior Energy Services, Inc. *	72,300	2,903,568
TETRA Technologies, Inc. *	80,150	2,238,589

		5,142,157
Pharmaceuticals - 2.32%
Inspire Pharmaceuticals, Inc. *	164,950	978,153
Medicis Pharmaceutical Corp., Class A (a)	110,764	3,655,212

		4,633,365
Retail Trade - 2.20%
A.C. Moore Arts & Crafts, Inc. *	109,950	2,501,363
Hibbett Sports, Inc. *	68,300	1,910,351

		4,411,714
Semiconductors - 4.64%
Cymer, Inc. *	64,200	2,576,988
FormFactor, Inc. *	100,800	4,009,824
Mattson Technology, Inc. *	273,050	2,692,273

		9,279,085
Software - 9.24%
Allscripts Healthcare Solution, Inc. * (a)	134,800	3,310,688
Concur Technologies, Inc. *	193,450	3,853,524
DivX, Inc. *	53,200	850,136
FARO Technologies, Inc. *	88,500	2,937,315

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Opsware, Inc. *	508,100	$4,598,305
Progress Software Corp. *	89,474	2,940,116

		18,490,084
Telecommunications Equipment &
Services - 2.17%
Comtech Telecommunications Corp. *	96,950	4,340,452

Trucking & Freight - 2.46%
Celadon Group, Inc. *	142,425	2,351,437
ID Systems, Inc. * (a)	190,300	2,576,662

		4,928,099

TOTAL COMMON STOCKS (Cost $177,368,023)		$193,825,960

SHORT TERM INVESTMENTS - 27.93%
Federal Home Loan Bank Discount Notes
zero coupon due 06/01/2007	$6,200,000	$6,200,000
John Hancock Cash Investment Trust (c)	49,690,129	49,690,129

TOTAL SHORT TERM INVESTMENTS
(Cost $55,890,129)		$55,890,129

REPURCHASE AGREEMENTS - 0.05%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$94,012 on 6/01/2007,
collateralized by $100,000 Federal
Home Loan Bank, 4.5% due
11/15/2012 (valued at $97,125,
including interest)	$94,000	$94,000

TOTAL REPURCHASE AGREEMENTS
(Cost $94,000)		$94,000

Total Investments (Emerging Growth Fund)
(Cost $233,352,152) - 124.83%		$249,810,089
Liabilities in Excess of Other Assets - (24.83)%		(49,684,490)

TOTAL NET ASSETS - 100.00%		$200,125,599

Emerging Markets Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.43%

Brazil - 6.06%
Aracruz Celulose SA, ADR	26,821	$1,613,819
Braskem SA, ADR	119,002	2,014,704
Eternit SA *	30,000	153,023
Forjas Taurus SA	99,900	497,632
Gerdau SA, SADR	372,589	8,472,674
Perdigao SA, ADR	48,663	1,751,868
Sadia SA, ADR *	47,529	2,438,238
Votorantim Celulose & Papel SA, SADR *	102,450	2,215,993

		19,157,951

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile - 2.18%
Compania de Telecomunicaciones de Chile
SA, ADR	122,262	$1,173,715
Corpbanca SA, ADR	2,432	71,014
Enersis SA, ADR	291,995	5,366,868
Madeco SA, ADR *	21,859	285,479

		6,897,076
Czech Republic - 1.34%
Telefonica Czech Republic AS	112,575	3,272,809
Unipetrol AS *	73,084	962,024

		4,234,833
Hungary - 2.98%
Egis Nyrt.	2,511	296,872
Fotex PLC *	26,185	125,381
Gedeon Richter Rt.	4,916	1,002,591
MOL Magyar Olaj - es Gazipari Rt.	60,160	7,757,627
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	6,167	54,849
Tiszai Vegyi Kombinat Nyrt.	4,033	169,812

		9,407,132
India - 6.79%
ICICI Bank, Ltd., SADR	271,241	12,897,509
Reliance Industries, Ltd., ADR	93,858	8,024,859
Videsh Sanchar Nigam, Ltd., ADR	23,983	537,939

		21,460,307
Indonesia - 2.89%
Apexindo Pratama Duta Tbk PT	210,000	48,176
Astra International Tbk PT	1,854,500	3,445,542
Bakrie & Brothers Tbk PT *	10,129,500	344,268
Bank Niaga Tbk PT	4,865,500	479,550
Bank Pan Indonesia Tbk PT *	6,711,000	463,771
Berlian Laju Tanker Tbk PT	2,148,500	474,632
Bhakti Investama Tbk PT *	749,500	115,477
Ciputra Surya Tbk PT	210,000	30,690
Citra Marga Nusaphala Persada Tbk PT	1,439,500	546,315
Enseval Putera Megatrading Tbk PT *	1,104,500	107,610
Gudang Garam Tbk PT	118,000	148,386
Holcim Indonesia Tbk PT *	2,879,500	247,923
Indocement Tunggal Prakarsa Tbk PT	214,000	134,553
Indofood Sukses Makmur Tbk PT	4,326,500	847,949
Kawasan Industri Jababeka Tbk PT *	6,349,500	161,848
Lippo Karawaci Tbk PT	2,706,500	472,189
Matahari Putra Prima Tbk PT	1,687,000	145,250
Medco Energi Internasional Tbk PT *	587,000	237,739
Mitra Adiperkasa Tbk PT	320,000	29,364
Panin Insurance Tbk PT *	1,443,000	55,582
Panin Life Tbk PT *	6,089,500	115,898
Polychem Indonesia Tbk PT *	1,930,000	54,662
Ramayana Lestari Sentosa Tbk PT	1,545,500	134,818
Samudera Indonesia Tbk PT *	15,500	13,170
Tempo Scan Pacific Tbk PT	2,207,500	215,073

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Tunas Ridean Tbk PT *	469,000	$48,882

		9,119,317
Israel - 3.93%
AudioCodes, Ltd. *	13,263	71,973
Azorim Investment Development &
Construction Company, Ltd. *	6,909	85,534
Bank Hapoalim, Ltd.	969,241	5,238,239
Bank Leumi Le-Israel, Ltd.	869,810	3,684,983
Blue Square-Israel, Ltd.	3,465	64,129
Delek Drilling, LP	48,000	27,488
Delta-Galil Industries, Ltd. *	7,010	48,555
Direct Insurance Financial Investments, Ltd. *	11,285	60,518
Electra Consumer Products, Ltd. *	3,607	37,693
Electra, Ltd. *	392	81,359
Elron Electronic Industries, Ltd. *	16,244	250,230
First International Bank of Israel, Ltd. *	26,486	72,613
FMS Enterprise Migun, Ltd.	2,215	63,177
Formula Systems, Ltd., ADR *	3,500	49,140
Formula Systems, Ltd. *	2,816	40,159
Formula Vision Technologies, Ltd. *	7,341	5,267
Frutarom Industries, Ltd.	6,800	62,031
Israel Salt Industries, Ltd.	11,046	86,288
Ituran Location & Control, Ltd.	2,562	35,315
Leader Holding & Investments, Ltd.	10,500	33,873
Mivtach Shamir Holdings, Ltd.	2,212	50,799
Orbotech, Ltd. *	45,156	1,009,688
Scailex Corp., Ltd. *	6,039	56,247
Super-Sol, Ltd., Class B *	13,963	61,524
Tower Semiconductor, Ltd. *	53,674	88,568
Union Bank of Israel, Ltd.	16,331	88,020
United Mizrahi Bank, Ltd.	117,197	913,485
Urdan Industries, Ltd.	59,724	49,121

		12,416,016
Malaysia - 5.41%
Affin Holdings Berhad	641,100	443,309
AMMB Holdings Berhad	1,548,600	1,786,233
Ann Joo Resources Berhad *	72,600	79,895
Asas Dunia Berhad *	56,000	17,137
Asia Pacific Land Berhad *	282,100	45,239
Bandar Raya Developments Berhad *	242,900	182,970
Batu Kawan Berhad *	137,900	367,219
Berjaya Corp. Berhad *	1,312,300	146,734
Berjaya Land Berhad	301,800	92,356
Boustead Holdings Berhad	171,000	128,810
Cahya Mata Sarawak Berhad *	187,100	126,073
Courts Mammoth Berhad	220,000	58,585
Dijaya Corp. Berhad *	5,900	2,153
DRB-Hicom Berhad	693,800	359,302
Eastern Pacific Industrial Corp. Berhad	75,100	46,627
ECM Libra Avenue Berhad *	353,000	108,024
Edaran Otomobil Nasional Berhad *	69,000	64,158

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
EON Capital Berhad	318,400	$632,397
Esso Malaysia Berhad	11,000	9,581
General Corp. Berhad	119,900	49,040
Globetronics Technology Berhad	864,900	76,348
Glomac Berhad *	108,200	43,936
Goldis Berhad *	150,400	110,637
GuocoLand Malaysia Berhad	342,100	176,159
Hap Seng Consolidated Berhad	148,200	143,905
Hong Leong Credit BHD	99,000	180,609
Hong Leong Industries Berhad	39,000	58,526
Hume Industries-Malaysia Berhad *	100,800	133,471
Hunza Properties Berhad *	56,400	49,123
Hwang-DBS Malaysia Berhad	69,400	51,869
IGB Corp. Berhad	736,100	628,127
IJM Plantations Berhad *	164,400	104,005
Insas Berhad *	333,600	63,805
Integrated Logistics Berhad	85,200	41,616
Jaks Resources Berhad *	245,000	44,336
K & N Kenanga Holdings Berhad	154,200	46,280
Karambunai Corp. Berhad *	1,517,400	58,044
Keck Seng Berhad *	125,400	176,375
Kian Joo Can Factory Berhad	297,000	102,248
KLCC Property Holdings Berhad	477,000	524,932
KPJ Healthcare Berhad	59,000	61,457
KSL Holdings Berhad *	109,900	82,461
KUB Malaysia Berhad *	284,400	44,771
Kulim Malaysia Berhad	128,900	276,878
Kumpulan Hartanah Selangor Berhad *	188,900	34,740
Land & General Berhad *	671,700	82,023
Leader Universal Holding Berhad *	468,800	94,491
Lion Corp. Berhad *	426,900	108,028
Lion Industries Corp. Berhad	306,300	160,428
Malaysia Building Society Berhad *	171,000	45,788
Malaysian Industrial Development Finance
Berhad	479,300	207,318
Malaysian Plantations Berhad *	545,400	465,399
MBM Resources Berhad	5,000	4,884
Measat Global Berhad *	7,500	5,407
Mega First Corp. Berhad	12,600	4,820
Melewar Industrial Group Berhad	65,200	20,144
MTD ACPI Engineering Berhad	88,100	45,106
MTD Infraperdana Berhad	125,000	38,252
Mulpha International Berhad *	819,700	458,270
Mutiara Goodyear Development Berhad	16,500	3,593
Naluri Corp. Berhad	71,000	14,206
Nam Fatt Corp. Berhad *	242,200	48,461
Nylex Malaysia Berhad	7,000	2,842
Oriental Holdings Berhad	214,400	331,205
OSK Holdings Berhad	326,500	275,726
Padiberas Nasional Berhad	344,100	204,526
Panasonic Manufacturing Malaysia Berhad	8,100	26,694
PJ Development Holdings Berhad	227,900	47,947

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
POS Malaysia & Services Holdings Berhad	346,700	$424,385
PPB Group Berhad	532,200	1,127,509
Protasco Berhad *	119,500	34,459
Proton Holdings Berhad	278,000	437,634
Ramunia Holdings Berhad *	120,000	48,021
Ranhill Berhad	230,000	115,051
RB Land Holdings Berhad *	218,100	68,668
Sarawak Energy Berhad *	264,900	166,805
Selangor Dredging Berhad	328,000	86,862
Shell Refining Company Federation of Malaya
Berhad	86,000	258,114
SHL Consolidated Berhad	89,100	49,551
Sunway City Berhad	187,700	267,314
Sunway Holdings, Inc. Berhad *	478,600	166,176
Suria Capital Holdings Berhad	320,900	84,037
TA Enterprise Berhad	763,500	348,220
Tan Chong Motor Holdings Berhad	270,300	95,442
TDM Berhad *	96,500	36,629
Tebrau Teguh Berhad *	333,800	130,632
The New Straits Times Press Berhad	84,500	59,673
Time.Com Berhad *	421,500	89,298
Tradewinds Corp. Berhad *	454,400	187,188
Tradewinds Plantation Berhad *	183,300	131,603
Unico-Desa Plantations Berhad	15,000	2,538
Unisem M Berhad	289,600	137,195
United Malacca Berhad	32,700	51,958
Utama Banking Group Berhad *	346,200	249,578
V.S. Industry Berhad	62,300	45,462
WTK Holdings Berhad	57,000	145,917
YTL Corp. Berhad	492,700	1,290,284

		17,092,261
Mexico - 9.88%
Alfa SA de CV	252,900	1,990,078
Cemex SA, ADR *	412,706	16,046,009
Coca-Cola Femsa SA de CV	4,730	190,146
Consorcio ARA SA de CV	86,800	139,840
Controladora Comercial Mexicana SA de CV	351,900	956,900
Corp. GEO SA de CV, Series B *	42,900	243,498
Dine SA De CV *	103,700	83,050
Embotelladoras Arca SA de CV	38,516	139,705
Empresas ICA SA de CV, ADR *	28,552	1,535,812
Empresas ICA Sociedad
Controladora SA de CV *	25,600	114,360
Fomento Economico Mexicano SA de CV,
SADR	128,325	5,112,468
Gruma SA de CV, ADR	9,742	137,167
Gruma SA de CV, Series B	17,000	59,684
Grupo Aeroportuario del Sureste SA de CV,
ADR	19,450	990,005
Grupo Aeroportuario del Sureste SA de CV	27,200	138,453
Grupo Cementos de Chihuahua SA de CV	35,600	253,616
Grupo Continential SA	144,600	323,180

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Grupo Financiero Inbursa SA de CV	67,500	$147,279
Grupo Industrial Saltillo SA de CV	55,400	92,864
Grupo Kuo SA de CV *	103,700	84,982
Industrias CH SA de CV, Series B *	334,900	1,617,068
Industrias Penoles SA de CV	7,300	84,296
Organizacion Soriana SA de CV, Series B	38,700	117,488
TV Azteca SA de CV *	113,500	108,867
Vitro SA de CV, ADR	65,452	505,290

		31,212,105
Philippines - 0.93%
Belle Corp. *	1,800,000	63,049
China Banking Corp.	2,880	56,043
DMCI Holdings, Inc.	126,000	25,609
Empire East Land Holdings, Inc. *	3,000,000	51,892
Filinvest Development Corp. *	124,000	16,086
Filinvest Land, Inc. *	10,590,750	439,659
First Philippine Holdings Corp.	252,100	427,889
Jollibee Foods Corp.	59,300	71,160
Metropolitan Bank & Trust Company	539,000	769,168
Petron Corp.	2,219,000	249,488
Rizal Commercial Banking Corp.	311,400	208,722
Security Bank Corp. *	99,400	177,308
Semirara Mining Corp.	83,000	46,659
Universal Robina Corp.	938,100	324,532

		2,927,264
Poland - 4.45%
ABG Ster-Projekt SA	30,807	77,505
Agora SA	35,470	577,408
Alchemia SA *	20,056	104,872
Bank BPH SA	8,617	2,917,826
Boryszew SA *	13,602	143,782
Computerland SA	2,355	66,384
Debica SA	6,955	289,174
Echo Investment SA *	18,168	697,772
Fabryka Kotlow Rafako SA *	7,429	40,312
Fabryki Mebli Forte SA	10,754	42,439
Farmacol SA *	5,909	94,734
Firma Chemiczna Dwory SA *	4,152	244,317
Grupa Kety SA *	8,735	680,198
Grupa Lotos SA *	50,205	857,963
Impexmetal SA *	2,982	429,745
Kredyt Bank SA	30,824	260,663
Krosno SA *	8,817	28,271
Netia SA *	110,811	174,921
Opoczno SA *	7,009	142,005
Orbis SA	25,307	758,840
Pekaes SA *	3,960	32,078
Polski Koncern Miesny Duda SA *	12,768	59,385
Polski Koncern Naftowy Orlen SA	258,820	4,467,713
Praterm SA *	3,332	69,445
Prokom Software SA	10,224	552,980

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Prosper SA	6,203	$55,406
Zaklady Tluszczowe Kruszwica SA	1,270	26,491
Zelmer SA *	7,579	150,883

		14,043,512
South Africa - 12.18%
Adcorp Holdings, Ltd.	10,327	54,936
Aeci, Ltd.	38,312	475,909
Afgri, Ltd.	212,480	208,767
African Oxygen, Ltd.	29,934	149,996
African Rainbow Minerals, Ltd. *	51,272	879,781
Alexander Forbes, Ltd. *	47,883	112,575
Allied Technologies, Ltd.	11,687	106,675
Amalgamated Appliance Holding Company,
Ltd. *	46,719	29,509
Argent Industrial, Ltd.	38,537	114,402
Astral Foods, Ltd.	8,106	150,185
Aveng, Ltd.	68,362	479,671
AVI, Ltd.	29,039	90,282
Barloworld, Ltd.	9,670	268,064
Bytes Technology Group, Ltd.	35,480	77,937
Capitec Bank Holdings, Ltd.	8,290	44,507
Caxton & CTP Publishers and Printers, Ltd.	42,361	108,808
Ceramic Industries, Ltd.	1,781	47,497
City Lodge Hotels, Ltd.	5,411	62,278
DataTec, Ltd. *	94,507	537,235
Dimension Data Holdings, Ltd.	260,585	274,319
Distell Group, Ltd.	3,600	27,286
Distribution & Warehousing Network, Ltd. *	29,007	69,214
Ellerine Holdings, Ltd.	49,368	542,220
Famous Brands, Ltd.	21,997	62,924
Gold Fields, Ltd., ADR	134,758	2,334,009
Gold Reef Resorts, Ltd. *	18,411	81,505
Grindrod, Ltd.	73,852	241,526
Group Five, Ltd.	19,505	158,789
Harmony Gold Mining Company, Ltd., ADR *	104,188	1,555,527
Highveld Steel & Vanadium Corp., Ltd.	3,483	45,461
Iliad Africa, Ltd. *	18,612	45,847
Illovo Sugar, Ltd.	15,751	53,723
Johnnic Communications, Ltd.	29,319	423,869
Kap International Holdings, Ltd. *	90,584	52,002
Lewis Group, Ltd.	9,262	85,671
Liberty Group, Ltd.	78,324	1,011,412
Massmart Holdings, Ltd.	5,747	74,938
Medi-Clinic Corp., Ltd.	45,472	167,859
Metair Investments, Ltd.	96,170	209,227
Metorex, Ltd. *	54,859	184,416
Metropolitan Holdings, Ltd.	370,076	844,092
Mittal Steel South Africa, Ltd.	136,300	2,422,006
Mr. Price Group, Ltd.	28,241	120,820
Murray & Roberts Holdings, Ltd.	64,770	613,563
Mustek, Ltd.	97,803	133,159
Mvelaphanda Group, Ltd. *	101,852	159,258

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Nampak, Ltd. *	207,704	$623,885
Nedbank Group, Ltd.	138,355	2,874,102
New Clicks Holdings, Ltd.	39,503	88,715
Northam Platinum, Ltd.	43,977	342,520
Nu-World Holdings, Ltd. *	9,429	48,306
Omnia Holdings, Ltd.	5,039	53,576
Peregrine Holdings, Ltd.	54,272	137,118
Primedia, Ltd. *	25,101	83,852
PSG Group, Ltd.	71,507	300,100
Rainbow Chicken, Ltd.	59,705	139,112
Sanlam, Ltd.	1,546,654	4,993,058
Santam, Ltd.	14,326	227,221
Sappi, Ltd., ADR	44,497	832,984
Sasol, Ltd., SADR	252,516	9,184,007
Spar Group, Ltd.	10,739	79,135
Steinhoff International Holdings, Ltd. *	375,770	1,244,743
Sun International, Ltd.	23,458	490,595
Tiger Wheels, Ltd. *	14,267	20,025
Tongaat-Hulett Group, Ltd.	13,561	275,998
Trans Hex Group, Ltd. *	57,462	117,755
Trencor, Ltd.	51,460	254,971
Wilson Bayly Holmes-Ovcon, Ltd.	5,031	67,438

		38,472,872
South Korea - 12.10%
Aekyung Petrochemical Company, Ltd.	1,450	48,214
Asia Cement Company, Ltd.	1,000	89,459
Asia Paper Manufacturing Company, Ltd.	2,000	37,077
Boryung Pharmaceutical Company, Ltd.	630	29,741
Byucksan Engineering & Construction
Company, Ltd.	6,030	61,093
C&Woobang Construction Company, Ltd. *	7,230	55,460
Cheil Industries, Inc.	14,720	629,860
Chosun Refractories Company, Ltd.	270	27,937
Crown Confectionery Company, Ltd.	230	24,641
Dae Dong Industrial Company, Ltd.	2,600	50,162
Dae Han Flour Mills Company, Ltd.	500	119,638
Dae Won Kang Up Company, Ltd.	1,800	37,249
Daeduck Electronics Company, Ltd.	12,200	87,443
Daeduck GDS Company, Ltd.	5,010	53,783
Daekyo Company, Ltd.	2,000	173,529
Daesang Corp. *	7,470	103,862
Daesung Industrial Company, Ltd.	900	158,116
Daewoo Motor Sales Corp.	8,430	354,354
Daewoong Company, Ltd.	620	20,315
Daishin Securities Company, Ltd.	14,460	418,464
Dong Ah Tire & Rubber Company, Ltd.	3,100	25,026
Dong Su Industrial Company, Ltd.	3,060	55,408
Dong Wha Pharmaceutical Industrial
Company, Ltd.	1,330	80,563
Dongbang Transport Logistics Company, Ltd.	1,130	36,112
Dongbu Corp.	5,800	117,213
Dongbu Hannong Chemicals Company, Ltd.	2,060	38,633

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Dongbu Securities Company, Ltd.	70	$1,290
Dongbu Steel Company, Ltd.	7,360	103,126
Dong-Il Corp.	600	60,142
Dongkuk Steel Mill Company, Ltd.	11,300	398,874
Dongwon F&B Company, Ltd.	480	36,215
Dongyang Mechatronics Corp.	6,850	50,352
Fursys, Inc.	1,550	45,691
Gaon Cable Company, Ltd.	1,160	56,512
Global & Yuasa Battery Company, Ltd.	4,200	40,289
Halla Engineering & Construction Corp.	1,090	37,594
Handsome Company, Ltd.	8,800	149,386
Hanil Cement Manufacturing Company, Ltd.	1,330	144,783
Hanil Construction Company, Ltd.	2,760	71,692
Hanjin Shipping Company, Ltd.	24,800	1,119,983
Hanjin Transportation Company, Ltd.	2,780	159,105
Hankuk Electric Glass Company, Ltd.	1,930	54,501
Hankuk Glass Industries, Inc.	1,150	54,971
Hankuk Paper Manufacturing Company, Ltd.	1,520	51,934
Hanmi Capital Company, Ltd.	3,100	31,742
Hanshin Construction Company, Ltd.	1,300	37,761
Hansol Chemical Company, Ltd.	3,500	37,346
Hansol Paper Company, Inc. *	8,350	158,846
Hanssem Company, Ltd.	6,330	52,534
Hanwha Chem Corp.	21,160	444,729
Hanwha Securities Company, Ltd.	5,780	87,840
Hanwha Timeworld Company, Ltd.	1,700	35,638
Hanyang Securities Company, Ltd.	3,390	65,038
Heung-A Shipping Company, Ltd.	830	3,364
Honam Petrochemical Corp.	6,620	717,083
Hotel Shilla Company, Ltd.	11,380	206,675
HS R & A Company, Ltd. *	2,200	36,754
Hwa Shin Company, Ltd.	14,690	54,482
Hwa Sung Industrial Company, Ltd.	2,530	56,174
Hyosung Corp.	10,170	610,551
Hyundai Cement Company, Ltd.	1,920	101,401
Hyundai DSF Company, Ltd.	2,800	39,987
Hyundai Hysco Company, Ltd.	16,040	199,679
Hyundai Motor Company	72,530	5,136,043
Hyundai Pharmaceutical Industrial Company,
Ltd.	940	33,738
Hyundai Securities Company, Ltd.	37,820	756,155
Hyundai Steel Company	13,870	829,689
Il Dong Pharmaceutical Company, Ltd.	710	33,595
Iljin Electric, Ltd.	7,000	39,308
Ilsung Pharmaceutical Company, Ltd.	990	142,983
Inzi Controls Company, Ltd.	6,490	55,611
Jahwa Electronics Company, Ltd.	5,200	38,616
Joongang Construction Company, Ltd.	1,210	24,909
KCTC	1,100	37,527
Keangnam Enterprises, Ltd.	3,110	142,125
Keyang Electric Machinery Company, Ltd.	18,120	51,989
KG Chemical Corp.	5,600	48,829

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Kia Motors Corp. *	87,940	$1,132,661
Kiswire, Ltd.	2,460	105,792
Kolon Industries, Inc. *	3,950	119,845
Korea Airport Service Company, Ltd.	720	57,349
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	41,259
Korea Development Corp.	1,630	52,003
Korea Electric Terminal Company, Ltd.	2,340	69,105
Korea Exchange Bank	44,090	689,055
Korea Flange Company, Ltd.	1,830	28,501
Korea Iron & Steel Company, Ltd.	2,780	206,747
Korea Kumho Petrochemical Company, Ltd.	4,400	245,182
Korea Polyol Company, Ltd.	1,390	92,437
Korean Air Lines Company, Ltd.	16,590	983,455
Korean Petrochemical Ind. Company, Ltd.	2,020	111,037
KP Chemical Corp. *	23,230	213,572
KT Freetel Company, Ltd.	44,400	1,339,944
Kukdo Chemical Company, Ltd.	1,520	48,329
Kumho Investment Bank	5,750	60,103
Kumho Tire Company, Inc.	18,000	257,060
Kwang Dong Pharmaceutical Company, Ltd.	12,810	53,156
Kyeryong Construction
Industrial Company, Ltd.	1,500	71,783
LG Chem, Ltd.	13,400	989,330
LG Corp.	13,370	641,264
LG Dacom Corp.	17,870	433,364
LG Electronics, Inc.	29,920	2,257,383
LG International Corp.	9,400	338,392
Lotte Chilsung Beverage Company, Ltd.	280	336,495
Lotte Confectionery Company, Ltd.	350	455,702
Lotte Samkang Company, Ltd.	240	53,417
LS Cable, Ltd.	2,735	193,083
Meritz Investment Bank *	31,690	53,454
Meritz Securities Company, Ltd.	7,210	80,819
Moorim Paper Company, Ltd.	4,880	51,493
Namhae Chemical Corp.	10,130	48,477
Namyang Dairy Products Company, Ltd.	170	166,555
Nong Shim Holdings Company, Ltd.	1,340	126,085
Ottogi Corp.	706	95,878
Pohang Coated Steel Company, Ltd.	1,600	46,993
Poonglim Industrial Company, Ltd.	5,520	59,793
Poongsan Corp.	4,920	162,798
Pulmuone Company, Ltd.	1,110	54,316
Pumyang Construction Company, Ltd.	640	13,865
Pusan City Gas Company, Ltd.	3,700	107,674
S&T Dynamics Company, Ltd.	10,410	142,495
Saehan Industries, Inc. *	8,820	84,226
Sam Lip General Foods Company, Ltd.	3,850	55,190
Sam Young Electronics Company, Ltd.	5,610	54,238
Sambu Construction Company, Ltd.	2,400	149,515
Samjin Pharmaceutical Company, Ltd.	1,040	53,805
Samsung Corp.	51,030	2,670,302
Samsung Electro-Mechanics Company, Ltd.	18,100	835,940

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Samsung Fine Chemicals Company, Ltd.	6,350	$240,572
Samsung SDI Company, Ltd.	15,720	923,410
Samwhan Corp.	3,850	148,971
Samyang Corp.	1,630	122,979
Samyang Genex Company, Ltd.	560	55,831
Samyang Tongsang Company, Ltd.	690	25,732
Savezone I & C Corp. *	16,880	53,307
Seah Besteel Corp.	5,550	130,405
SeAH Holdings Corp.	860	139,966
Sebang Company, Ltd.	3,570	54,639
Sejong Industrial Company, Ltd.	7,830	51,058
Seoul Securities Company, Ltd.	80,610	100,350
Shin Poong Pharmaceutical Company, Ltd.	1,100	32,900
Shinhan Engineering & Construction
Company, Ltd.	7,070	47,001
Shinheung Securities Company, Ltd.	3,650	52,323
Shinsegae Engineering & Construction
Company, Ltd.	1,110	55,632
Shinsung ENG Company, Ltd.	12,890	47,723
Shinyoung Securities Company, Ltd.	2,760	156,771
Silla Company, Ltd.	3,180	24,448
Sindo Ricoh Company, Ltd.	2,570	164,815
SK Gas Company, Ltd.	2,382	202,565
SKC Company, Ltd.	5,320	142,203
Ssangyong Cement Industrial Company, Ltd. *	16,600	254,063
Ssangyong Motor Company, Ltd. *	15,890	139,239
Sung Chang Enterprise Company, Ltd.	1,680	51,063
Sungjee Construction Company, Ltd.	2,210	54,190
Sungshin Cement Company, Ltd. *	5,760	120,750
Sungwon Corp. *	4,230	85,257
Sunjin Company, Ltd.	1,010	42,673
Taegu Department Store Company, Ltd.	2,740	53,453
Taekwang Industrial Company, Ltd.	120	120,155
Taihan Electric Wire Company, Ltd.	4,000	148,739
Telcoware Company, Ltd.	4,000	56,693
TRYBRANDS, Inc. *	8,760	59,483
TS Corp.	1,100	55,486
Unid Company, Ltd.	2,000	72,214
Union Steel Company, Ltd.	3,060	104,056
Woori Investment & Securities Company, Ltd.	26,930	747,411
YESCO Company, Ltd.	730	29,505
Yoosung Enterprise Company, Ltd.	9,880	50,688
Youlchon Chemical Company, Ltd.	9,090	115,609
Young Poong Corp.	112	61,565
Youngone Corp.	11,950	77,537
Yuhwa Securities Company, Ltd.	1,000	23,389

		38,206,068
Taiwan - 11.76%
Acbel Polytech, Inc.	126,000	62,552
ACHEM Technology Corp. *	103,000	51,757
AGV Products Corp. *	199,000	51,685
Arima Computer Corp. *	271,000	59,885

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Avision, Inc.	77,000	$50,813
Bank of Kaohsiung, Ltd.	197,000	99,290
Behavior Technology Computer Corp. *	122,000	60,381
BenQ Corp. *	1,324,000	484,952
BES Engineering Corp.	378,000	78,266
Central Reinsurance Company, Ltd. *	77,000	32,399
Chang Hwa Commercial Bank, Ltd. *	2,091,000	1,189,974
Cheng Loong Corp.	250,000	98,002
Chi Mei Optoelectronics Corp.	1,997,000	2,239,711
Chia Hsin Cement Corp. *	167,000	97,061
Chien Shing Stainless Steel Company, Ltd. *	52,000	20,306
China Airlines *	751,000	323,952
China Chemical & Pharmaceutical Company,
Ltd. *	129,000	52,326
China Development Financial Holdings Corp.	4,020,000	1,618,465
China Electric Manufacturing Corp. *	38,000	18,117
China General Plastics Corp. *	8,000	1,937
China Manmade Fibers Corp. *	339,000	81,890
China Motor Company, Ltd.	258,000	226,487
China Petrochemical Development Corp. *	712,000	225,228
China Steel Structure Company, Ltd. *	32,000	16,516
Chin-Poon Industrial Company, Ltd.	69,000	58,379
Chun Yuan Steel Industrial Company, Ltd.	219,000	95,131
Chung Hwa Pulp Corp.	206,000	99,461
Chunghwa Picture Tubes, Ltd. *	3,621,000	937,174
CMC Magnetics Corp. *	1,518,000	440,673
Collins Company, Ltd. *	66,000	21,178
Compeq Manufactuing Company, Ltd. *	352,000	145,979
Continental Engineering Corp.	242,000	185,337
Cosmos Bank Taiwan *	380,000	85,582
Da-Cin Construction Company, Ltd. *	77,000	28,437
E.Sun Financial Holding Company, Ltd.	1,170,000	637,506
Eastern Media International Corp.	354,000	102,551
Edom Technology Company, Ltd. *	64,000	33,032
Elitegroup Computer Systems Company, Ltd.	366,000	182,806
Enlight Corp. *	160,000	53,277
EVA Airways Corp.	630,000	239,337
Evergreen International Storage & Transport
Corp.	343,000	174,433
Evergreen Marine Corp.	645,000	403,186
Everspring Industry Company, Ltd. *	61,000	22,158
Far Eastern Department Stores Company, Ltd.	304,000	203,832
Far Eastern International Bank	594,000	267,916
Federal Corp.	143,000	95,665
First Copper Technology Company, Ltd. *	108,000	51,000
First Financial Holding Company, Ltd.	2,118,000	1,407,298
Fubon Group Company, Ltd.	350,000	305,661
Gigabyte Technology Company, Ltd.	237,000	162,855
Goldsun Development & Construction
Company, Ltd.	558,000	292,217
Grand Pacific Petrochemical Corp. *	285,000	97,488
Great China Metal Industry Company, Ltd.	39,000	19,834

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Hey Song Corp.	218,000	$97,996
Ho Tung Chemical Corp. *	161,000	53,610
Hocheng Group Corp. *	130,000	50,568
Hua Eng Wire & Cable Company, Ltd. *	167,000	50,552
Hung Ching Development Company *	114,000	52,108
Kao Hsing Chang Iron & Steel Corp. *	130,000	28,570
Kindom Construction Company, Ltd. *	192,000	86,018
King Yuan Electronics Company, Ltd.	85,000	72,688
King's Town Bank *	229,000	62,180
Kinpo Electronics, Inc.	481,000	181,276
Lan Fa Textile Company, Ltd. *	164,000	50,637
Lead Data, Inc. *	23,000	6,343
Leofoo Development Company, Ltd. *	86,000	51,155
Li Peng Enterprise Company, Ltd. *	256,000	87,180
Lien Hwa Industrial Corp.	198,000	101,592
Lingsen Precision Industries, Ltd. *	136,000	58,253
Long Chen Paper Company, Ltd. *	207,000	91,798
Lucky Cement Corp. *	128,000	54,052
Macronix International Company, Ltd., ADR *	7,326	30,623
Macronix International Company, Ltd. *	1,003,000	415,956
Mega Financial Holding Company, Ltd.	5,239,000	3,171,787
Micro-Star International Company, Ltd.	435,000	317,345
Nien Hsing Textile Company, Ltd.	100,000	66,142
Optimax Technology Corp. *	212,000	99,470
Pacific Construction Company, Ltd. *	267,000	49,868
Prodisc Technology, Inc. *	309,000	64,915
Quintain Steel Company, Ltd. *	169,000	49,112
Ritek Corp. *	1,342,000	320,926
Sanyang Industrial Company, Ltd.	270,000	161,011
Sesoda Corp. *	93,000	50,674
Shinkong Insurance Company, Ltd.	96,000	52,163
Shinkong Synthetic Fibers Corp. *	615,000	210,368
Silicon Integrated Systems Corp.	354,000	204,674
Sinon Corp. *	164,000	53,119
SinoPac Holdings Company, Ltd.	2,840,000	1,237,960
Sintek Photronic Corp. *	180,000	49,039
Siward Crystal Technology Company, Ltd.	60,000	51,218
Standard Foods Corp. *	98,000	51,470
Stark Technology, Inc.	95,000	51,188
Ta Chong Bank, Ltd.	889,000	232,510
Ta Ya Electric Wire & Cable Company, Ltd. *	235,000	86,787
Tah Hsin Industrial Company, Ltd.	73,000	54,802
Taichung Commercial Bank *	594,000	212,175
Tainan Spinning Company, Ltd. *	476,000	223,339
Taishin Financial Holdings Company, Ltd. *	2,453,000	1,206,637
Taisun Enterprise Company, Ltd. *	220,000	52,011
Taiwan Business Bank *	1,459,000	416,479
Taiwan Fire & Marine Insurance Company, Ltd. *	77,000	51,978
Taiwan Fu Hsing Industrial Company, Ltd.	18,000	15,720
Taiwan Glass Industrial Corp.	239,000	210,531
Taiwan Kai Yih Industrial Company, Ltd. *	36,000	20,269
Taiwan Kolin Company, Ltd. *	160,000	46,690

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Taiwan Mask Corp.	94,000	$61,462
Taiwan Pulp & Paper Corp. *	179,000	53,643
Taiwan Styrene Monomer, Corp. *	119,000	51,692
Taiyen Biotech Company, Ltd.	67,000	52,529
Tatung Company, Ltd. *	1,100,000	469,502
Teapo Electronic Corp. *	205,000	53,678
Teco Electric & Machinery Company, Ltd.	1,025,000	530,574
Tecom Company, Ltd. *	108,000	52,799
Ton Yi Industrial Corp.	512,000	190,634
Tsann Kuen Enterprise Company, Ltd.	111,000	112,562
Tycoons Group Enterprise Company, Ltd. *	238,000	49,423
Tze Shin International Company, Ltd. *	87,000	50,170
Union Bank of Taiwan *	206,000	48,951
Unitech Electronics Company, Ltd. *	97,000	50,504
United Microelectronics Corp.	9,649,000	5,608,016
Universal Cement Corp. *	130,000	50,174
UPC Technology Corp. *	150,000	79,915
USI Corp.	150,000	48,812
Walsin Lihwa Corp. *	1,581,000	830,342
Walsin Technology Corp.	190,000	178,008
Waterland Financial Holdings	642,000	194,339
Winbond Electronics Corp. *	2,011,000	724,410
Wintek Corp.	498,000	484,659
WUS Printed Circuit Company, Ltd.	120,000	51,582
Yageo Corp. *	1,179,000	528,203
Yang Ming Marine Transport Corp.	723,000	502,281
Yieh Phui Enterprise	443,000	189,081
Yosun Industrial Corp.	72,000	52,308
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	547,000	220,224
Yulon Motor Company, Ltd.	453,000	501,886
Yungtay Engineering Company, Ltd.	176,000	110,283
Zig Sheng Industrial Company, Ltd. *	189,000	49,088

		37,148,601
Thailand - 2.93%
Aapico Hitech PCL	73,000	29,086
Adkinson Securities PCL *	2,243,400	44,693
Amata Corp. PCL	241,800	97,041
Bangkok Bank PCL, NVDR	860,700	2,832,967
Bangkok Expressway PCL	219,900	152,378
Bangkok Land PCL *	6,465,300	173,603
Cal-Comp Electronics Thailand PCL	1,014,300	153,748
Charoen Pokphand Foods PCL	2,212,500	305,349
Delta Electronics Thailand PCL	321,600	173,637
Erawan Group PCL	420,000	45,838
Hemaraj Land & Development PCL	3,561,600	101,804
Home Product Center PCL	897,844	132,207
Jasmine International PCL	3,860,700	49,046
KGI Securities Thailand PCL	500,000	23,195
Kiatnakin Bank PCL	170,800	130,683
Kiatnakin Finance PCL	49,600	37,950
Kim Eng Securities Thailand PCL	181,100	97,779

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Krung Thai Bank PCL	3,471,100	$1,092,392
Krungthai Card PCL	40,000	23,098
Loxley PCL	988,200	19,972
Magnecomp Precision Technology PCL *	155,700	7,462
Major Cineplex Group PCL	90,000	45,474
MBK PCL	57,800	90,117
National Finance PCL	620,900	234,843
Polyplex PCL *	190,000	24,137
Power Line Engineering PCL	246,200	63,976
PTT Chemical PCL	389,900	1,035,681
Quality House PCL	2,654,100	102,685
Regional Container Lines PCL	209,100	141,875
Robinson Department Store PCL	331,700	113,967
Sahaviriya Steel Industries PCL	3,330,000	96,146
Samart I-Mobile PCL	224,500	121,859
Sansiri PCL	557,300	48,594
SC Asset Corp. PCL	168,200	24,767
Seamico Securities PCL	421,400	49,398
Shin Satellite PCL *	382,500	97,737
Siam Commercial Bank PCL	64,000	121,958
Sino Thai Engineering & Construction PCL *	512,900	44,722
Supalai PCL	495,500	48,069
Thai Plastic & Chemical PCL	230,800	107,287
Thai Union Frozen Products PCL, NVDR	113,900	74,651
Thoresen Thai Agencies PCL	80,100	80,944
Ticon Industrial Connection PCL	88,400	49,770
Tipco Asphalt PCL	63,300	51,174
TMB Bank PCL *	4,368,600	327,945
TPI Polene PCL	614,100	242,909
TT&T PCL *	1,615,800	48,052
Vanachai Group PCL	170,000	24,345
Vinythai PCL	100,000	21,366

		9,258,376
Turkey - 3.62%
Acibadem Saglik Hizmetleri Ve Ticaret AS	4,469	57,347
Adana Cimento Sanayii TAS	48,084	28,113
Akenerji Elektrik Uretim AS *	12,071	54,535
Aksa Akrilik Kimya Sanayii AS	43,831	129,130
Aksigorta AS	91,857	509,154
Alarko Holding AS *	57,211	146,829
Anadolu Cam Sanayii AS	29,117	123,808
Anadolu Hayat Emeklilik AS	34,000	136,826
Anadolu Sigorta AS, Class B	74,468	163,977
Ayen Enerji AS *	60,166	109,642
Aygaz AS	75,116	299,437
Bagfas Bandirma Gubre Fabrikalari AS	1,633	48,978
BatiSoke AS	17,732	44,162
Bolu Cimento Sanayii AS	35,445	72,128
Borusan Mannesmann Boru Sanayi AS	13,810	116,394
Brisa Bridgestone Sabanci Lastik San Ve Tic
AS	831	50,794
Cemtas Celik Makina Sanayi ve Ticaret AS *	22,603	33,639

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Cimsa Cimento Sanayi ve Ticaret AS	33,103	$232,500
Deva Holding AS	9,443	108,985
Dogan Sirketler Grubu Holdings AS *	394,973	863,722
Dogus Otomotiv Servis ve Ticaret AS	22,528	105,199
Eczacibasi Ilac Sanayi AS *	43,252	198,690
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
AS *	20,408	50,826
EGE Seramik Sanayi ve Ticaret AS *	26,340	53,600
Eregli Demir ve Celik Fabrikalari TAS	233,069	1,486,545
Gentas Genel Metal Sanayi ve Ticaret AS *	36,981	52,509
Global Yatirim Holding AS *	84,704	72,677
Goldas Kuyumculuk Sanayi AS *	42,347	54,662
GSD Holding AS *	147,340	174,526
Ihlas Holding AS *	241,994	143,322
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	100,033	133,681
Kartonsan Karton Sanayi ve Ticaret AS *	638	46,264
Konya Cimento Sanayii AS	977	45,994
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	27,311	75,898
Mardin Cimento Sanayii ve Ticaret AS	8,752	45,189
Marmaris Marti Otel Isletmeleri AS *	59,615	74,689
Net Turizm Ticaret ve Sanayi AS *	49,168	52,267
Nortel Networks Netas Telekomunikasyon AS	2,177	50,830
Pinar Entegre Et ve Un Sanayi AS	17,940	50,673
Pinar Sut Mamulleri Sanayii AS	15,498	72,371
Sarkuysan Elektrolitik Bakir AS	19,270	54,723
Tekstil Bankasi AS *	100,695	146,799
Trakya Cam Sanayi AS	83,866	276,369
Turk Demir Dokum Fabrikalari AS *	15,130	105,117
Turk Sise ve Cam Fabrikalari AS	111,692	453,722
Turkiye Is Bankasi AS	735,303	3,433,647
Ulker Gida Sanayi ve Ticaret AS	20,625	89,265
Vestel Elektronik Sanayi ve Tracaret AS *	72,630	194,121
Yapi Kredi Sigorta AS	25,893	200,538
Zorlu Enerji Elektrik Uretim AS *	37,761	107,807

		11,432,620

TOTAL COMMON STOCKS (Cost $272,287,685)		$282,486,311

PREFERRED STOCKS - 5.06%
Brazil - 5.06%
Bardella SA Industrias Mecanicas *	916	72,321
Centrais Eletricas de Santa Catarina SA,
Series B	17,300	365,733
Klabin SA, ADR	691,000	2,279,166
Marcopolo SA *	86,500	283,062
Metalurgica Gerdau SA *	115,700	3,419,556
Petroquimica Uniao SA *	13,000	82,381
Suzano Bahia Sul Papel e Celulose SA,
Series A	107,900	1,300,270
Suzano Petroquimica SA	85,156	225,585
Uniao de Industrias Petroquimicas SA	301,100	300,287

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Usinas Siderurgicas de Minas Gerais SA	137,600	$7,647,621

		15,975,982

TOTAL PREFERRED STOCKS (Cost $15,212,265)		$15,975,982

REPURCHASE AGREEMENTS - 18.37%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$58,028,414 on 06/01/2007,
collateralized by $58,600,000
Federal Home Loan Mortgage
Corp., 5.65% due 02/23/2017
(valued at $59,186,000, including
interest)	$58,021,000	$58,021,000

TOTAL REPURCHASE AGREEMENTS
(Cost $58,021,000)		$58,021,000

Total Investments (Emerging Markets Value Fund)
(Cost $345,520,950) - 112.86%		$356,483,293
Liabilities in Excess of Other Assets - (12.86)%		(40,624,879)

TOTAL NET ASSETS - 100.00%		$315,858,414

The portfolio had the following five top industry concentrations as of May 31, 2007 (as a percentage of total net assets):

Banking	14.51%
International Oil	5.36%
Construction Materials	5.26%
Steel	5.05%
Financial Services	4.97%

Emerging Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.63%

Advertising - 1.13%
inVentiv Health, Inc. *	16,150	$608,209

Aerospace - 4.15%
BE Aerospace, Inc. *	26,490	1,014,302
HEICO Corp., Class A	16,678	596,906
Moog, Inc., Class A *	5,473	235,667
Triumph Group, Inc.	5,780	381,942

		2,228,817
Air Travel - 0.87%
Copa Holdings SA, Class A	7,400	468,346

Apparel & Textiles - 5.10%
Crocs, Inc. * (a)	18,620	1,514,923
Iconix Brand Group, Inc. *	23,990	533,778

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Volcom, Inc. *	15,940	$693,390

		2,742,091
Auto Parts - 0.95%
LKQ Corp. *	20,540	512,884

Auto Services - 0.52%
Monro Muffler Brake, Inc.	7,250	280,212

Banking - 3.49%
East West Bancorp, Inc.	9,756	395,508
PrivateBancorp, Inc. (a)	10,140	340,096
Signature Bank *	11,815	392,849
United Community Banks, Inc.	14,760	448,556
Virginia Commerce Bancorp, Inc. * (a)	16,324	298,239

		1,875,248
Biotechnology - 1.56%
Digene Corp. *	6,100	271,450
Integra LifeSciences Holdings Corp. *	11,070	568,112

		839,562
Broadcasting - 0.39%
Sinclair Broadcast Group, Inc., Class A	13,640	208,965

Building Materials & Construction - 0.96%
Williams Scotsman International, Inc. *	22,430	514,993

Business Services - 2.32%
Informatica Corp. *	22,810	348,080
Kenexa Corp. *	12,270	478,653
Syntel, Inc.	12,200	422,364

		1,249,097
Cable and Television - 0.80%
Central European Media Enterprises, Ltd.,
Class A *	4,900	427,672

Cellular Communications - 0.89%
Dobson Communications Corp., Class A *	44,960	477,925

Commercial Services - 0.96%
Live Nation, Inc. *	23,150	518,560

Computers & Business Equipment - 1.95%
Internap Network Services Corp. *	24,910	368,917
Micros Systems, Inc. *	12,297	682,361

		1,051,278
Correctional Facilities - 1.01%
The Geo Group, Inc. *	10,000	545,000

Crude Petroleum & Natural Gas - 2.21%
Arena Resources, Inc. *	13,040	663,475
GMX Resources, Inc. * (a)	13,600	526,184

		1,189,659
Drugs & Health Care - 3.55%
Adams Respiratory Therapeutics, Inc. * (a)	8,440	386,552
Eurand NV *	15,512	239,505
Healthextras, Inc. *	9,930	302,170
Illumina, Inc. * (a)	7,970	260,061

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care (continued)
Immucor, Inc. *	22,775	$719,235

		1,907,523
Electrical Equipment - 1.97%
Anixter International, Inc. *	6,100	450,546
Genlyte Group, Inc. *	6,960	606,355

		1,056,901
Electronics - 0.52%
II-VI, Inc. *	10,120	280,830

Energy - 0.59%
Energy Conversion Devices, Inc. * (a)	9,230	317,327

Financial Services - 5.20%
Affiliated Managers Group, Inc. * (a)	8,900	1,158,780
GFI Group, Inc. *	9,409	700,970
optionsXpress Holdings, Inc.	18,600	473,928
Stifel Financial Corp. * (a)	7,660	461,209

		2,794,887
Food & Beverages - 1.01%
Hansen Natural Corp. *	13,600	541,280

Healthcare Products - 7.56%
American Medical Systems Holdings, Inc. *	28,390	532,596
Arthrocare Corp. *	6,940	305,846
Conceptus, Inc. * (a)	16,990	315,674
DJO, Inc. *	6,880	268,389
Inverness Medical Innovations, Inc. *	13,840	660,030
Kyphon, Inc. *	7,890	374,696
NutriSystem, Inc. *	10,230	670,270
Nuvasive, Inc. *	2,016	52,335
PSS World Medical, Inc. *	21,620	405,375
Viasys Healthcare, Inc. *	11,102	476,831

		4,062,042
Healthcare Services - 2.86%
AMN Healthcare Services, Inc. *	21,780	490,486
Radiation Therapy Services, Inc. * (a)	19,790	546,600
The Advisory Board Company *	9,660	502,996

		1,540,082
Hotels & Restaurants - 1.60%
Applebee's International, Inc.	17,700	463,740
McCormick & Schmick's Seafood
Restaurants, Inc. *	14,010	394,381

		858,121
Industrial Machinery - 0.76%
Regal-Beloit Corp.	8,370	406,866

Insurance - 1.96%
ProAssurance Corp. *	9,460	534,679
Tower Group, Inc.	16,318	516,628

		1,051,307
Internet Content - 0.62%
The Knot, Inc. * (a)	17,500	331,800

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Software - 1.25%
DealerTrack Holdings, Inc. *	18,620	$671,996

Leisure Time - 2.13%
Life Time Fitness, Inc. * (a)	14,840	759,511
WMS Industries, Inc. *	9,150	387,594

		1,147,105
Liquor - 1.91%
Central European Distribution Corp. * (a)	29,705	1,025,120

Manufacturing - 1.27%
Barnes Group, Inc.	13,010	383,665
Spartan Motors, Inc.	8,580	301,072

		684,737
Medical-Hospitals - 1.39%
Psychiatric Solutions, Inc. *	19,092	744,970

Office Furnishings & Supplies - 3.27%
Acco Brands Corp. *	18,090	452,431
Herman Miller, Inc.	15,312	551,232
Knoll, Inc.	31,170	754,314

		1,757,977
Petroleum Services - 5.03%
Basic Energy Services, Inc. *	20,870	557,229
Dril-Quip, Inc. *	8,720	423,095
Superior Energy Services, Inc. *	16,100	646,576
Superior Well Services, Inc. *	17,298	448,364
World Fuel Services Corp.	15,320	626,741

		2,702,005
Real Estate - 3.52%
BioMed Realty Trust, Inc., REIT	16,670	467,760
Jones Lang LaSalle, Inc.	4,100	478,470
Redwood Trust, Inc., REIT	8,820	472,664
Sunstone Hotel Investors, Inc., REIT	16,080	474,521

		1,893,415
Retail Grocery - 0.76%
United Natural Foods, Inc. *	15,000	410,550

Retail Trade - 4.08%
Children's Place Retail Stores, Inc. *	8,920	503,623
First Cash Financial Services, Inc. *	21,790	543,224
Hibbett Sports, Inc. *	14,110	394,657
NexCen Brands, Inc. *	22,760	290,873
The Men's Wearhouse, Inc.	8,600	458,724

		2,191,101
Semiconductors - 3.72%
Emulex Corp. *	17,750	393,872
FormFactor, Inc. *	12,420	494,068
PMC-Sierra, Inc. *	45,730	352,578
Varian Semiconductor Equipment
Associates, Inc. * (a)	18,000	758,700

		1,999,218
Software - 4.74%
Allscripts Healthcare Solution, Inc. * (a)	16,910	415,310

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Nuance Communications, Inc. *	20,670	$345,809
Omniture, Inc. * (a)	13,090	229,206
Patni Computer Systems, Ltd., SADR	13,000	342,680
Solera Holdings, Inc. *	20,777	366,714
Transaction Systems Architects, Inc., Class A *	15,200	517,560
Ultimate Software Group, Inc. *	11,700	330,993

		2,548,272
Telecommunications Equipment &
Services - 3.59%
Golden Telecom, Inc.	7,180	382,335
NTELOS Holdings Corp. *	22,980	579,555
PAETEC Holding Corp. *	46,020	536,133
Viasat, Inc. *	13,340	432,083

		1,930,106
Transportation - 0.62%
American Commercial Lines, Inc. *	10,587	335,502

Trucking & Freight - 0.89%
Old Dominion Freight Lines, Inc. *	15,329	478,725

TOTAL COMMON STOCKS (Cost $45,010,659)		$51,408,283

SHORT TERM INVESTMENTS - 15.23%
John Hancock Cash Investment Trust (c)	$8,187,934	$8,187,934

TOTAL SHORT TERM INVESTMENTS
(Cost $8,187,934)		$8,187,934

REPURCHASE AGREEMENTS - 4.54%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$2,442,312 on 6/1/2007,
collateralized by $2,565,000
Federal Home Loan Bank, 4.5%
due 11/15/2012 (valued at
$2,491,256, including interest)	$2,442,000	$2,442,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,442,000)		$2,442,000

Total Investments (Emerging Small Company Fund)
(Cost $55,640,593) - 115.40%		$62,038,217
Liabilities in Excess of Other Assets - (15.40)%		(8,277,279)

TOTAL NET ASSETS - 100.00%		$53,760,938

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.04%
Aerospace - 0.72%
Raytheon Company	122,900	$6,833,240

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Agriculture - 0.26%
Archer-Daniels-Midland Company	70,700	$2,477,328

Air Travel - 0.19%
Southwest Airlines Company	128,800	1,843,128

Aluminum - 0.67%
Alcoa, Inc.	153,700	6,344,736

Auto Parts - 0.53%
Genuine Parts Company	98,550	5,057,586

Automobiles - 0.25%
Ford Motor Company	283,000	2,360,220

Banking - 3.08%
Fifth Third Bancorp	221,462	9,381,130
National City Corp.	122,500	4,237,275
SunTrust Banks, Inc.	79,400	7,089,626
US Bancorp	246,700	8,530,886

		29,238,917
Biotechnology - 1.51%
Amgen, Inc. *	144,800	8,156,584
MedImmune, Inc. *	107,700	6,233,676

		14,390,260
Broadcasting - 0.68%
CBS Corp., Class B	194,100	6,455,766

Building Materials & Construction - 0.80%
Masco Corp.	251,300	7,591,773

Business Services - 1.06%
Computer Sciences Corp. *	60,100	3,329,540
H & R Block, Inc.	283,300	6,711,377

		10,040,917
Cable and Television - 1.86%
Time Warner, Inc.	539,300	11,524,841
Viacom, Inc., Class B *	137,600	6,180,992

		17,705,833
Cellular Communications - 1.23%
ALLTEL Corp.	103,100	7,064,412
Motorola, Inc.	252,300	4,589,337

		11,653,749
Chemicals - 1.06%
Chemtura Corp.	105,224	1,145,889
E.I. Du Pont De Nemours & Company	171,400	8,967,648

		10,113,537
Computers & Business Equipment - 1.32%
Dell, Inc. *	297,700	7,999,199
International Business Machines Corp.	42,300	4,509,180

		12,508,379
Construction Materials - 0.86%
USG Corp. *	17,500	898,800
Vulcan Materials Company	60,600	7,253,214

		8,152,014

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries - 3.20%
Avon Products, Inc.	175,300	$6,729,767
Colgate-Palmolive Company	162,900	10,907,784
International Flavors & Fragrances, Inc.	144,300	7,406,919
Kimberly-Clark Corp.	76,200	5,407,152

		30,451,622
Crude Petroleum & Natural Gas - 0.34%
Statoil ASA ADR (a)	88,600	2,418,780
Statoil ASA	30,500	831,823

		3,250,603
Drugs & Health Care - 1.07%
Wyeth	176,400	10,202,976

Electrical Equipment - 0.48%
Cooper Industries, Ltd., Class A	85,000	4,554,300

Electrical Utilities - 2.67%
Entergy Corp.	84,100	9,494,890
FirstEnergy Corp.	83,075	5,751,282
Pinnacle West Capital Corp.	69,900	3,245,457
TECO Energy, Inc.	94,900	1,666,444
Xcel Energy, Inc.	225,100	5,166,045

		25,324,118
Electronics - 0.65%
Sony Corp.	106,900	6,153,718

Energy - 1.16%
Duke Energy Corp.	255,900	5,000,286
Progress Energy, Inc.	121,100	6,065,899

		11,066,185
Financial Services - 7.46%
Charles Schwab Corp.	430,200	9,666,594
Citigroup, Inc.	189,396	10,320,188
Countrywide Financial Corp.	90,800	3,535,752
Federal National Mortgage Association	69,600	4,448,832
JP Morgan Chase & Company	422,814	21,914,450
Mellon Financial Corp.	232,000	10,052,560
State Street Corp.	111,000	7,577,970
Wells Fargo & Company (c)	92,900	3,352,761

		70,869,107
Food & Beverages - 3.49%
Campbell Soup Company	97,400	3,866,780
General Mills, Inc.	127,600	7,814,224
Hershey Company	26,300	1,386,273
Kraft Foods, Inc., Class A	154,200	5,218,128
McCormick & Company, Inc.	88,300	3,292,707
Sysco Corp.	63,200	2,093,184
The Coca-Cola Company	178,400	9,453,416

		33,124,712
Gas & Pipeline Utilities - 1.16%
NiSource, Inc.	334,500	7,429,245
Spectra Energy Corp.	134,300	3,576,409

		11,005,654

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 1.88%
Baxter International, Inc.	110,600	$6,286,504
Boston Scientific Corp. *	199,900	3,132,433
Johnson & Johnson	132,900	8,408,583

		17,827,520
Holdings Companies/Conglomerates - 2.85%
General Electric Company	721,600	27,117,728

Homebuilders - 0.38%
D.R. Horton, Inc.	152,300	3,559,251

Household Products - 1.59%
Fortune Brands, Inc.	81,600	6,591,648
Newell Rubbermaid, Inc.	267,000	8,479,920

		15,071,568
Industrial Machinery - 1.13%
Ingersoll-Rand Company, Class A	97,000	4,979,010
Pall Corp.	128,800	5,763,800

		10,742,810
Insurance - 5.69%
American International Group, Inc.	152,765	11,051,020
Chubb Corp.	68,300	3,747,621
Lincoln National Corp.	114,798	8,322,855
Marsh & McLennan Companies, Inc.	424,000	13,919,920
Progressive Corp.	186,700	4,303,435
The Travelers Companies, Inc.	135,449	7,337,273
UnumProvident Corp.	204,100	5,416,814

		54,098,938
International Oil - 8.49%
Anadarko Petroleum Corp.	130,900	6,499,185
BP PLC, ADR	98,892	6,626,753
Chevron Corp.	223,860	18,242,351
Exxon Mobil Corp.	222,324	18,490,687
Hess Corp.	178,000	10,541,160
Murphy Oil Corp.	117,000	6,903,000
Royal Dutch Shell PLC, ADR	180,400	13,403,720

		80,706,856
Internet Content - 0.60%
Yahoo!, Inc. *	199,900	5,737,130

Leisure Time - 0.85%
The Walt Disney Company	228,300	8,090,952

Liquor - 1.28%
Anheuser-Busch Companies, Inc.	180,500	9,627,870
Brown Forman Corp., Class B	36,700	2,505,142

		12,133,012
Manufacturing - 3.60%
3M Company	153,400	13,493,064
Honeywell International, Inc.	170,300	9,862,073
Illinois Tool Works, Inc.	120,900	6,373,848
Tyco International, Ltd.	135,200	4,510,272

		34,239,257

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Newspapers - 1.69%
Dow Jones & Company, Inc.	155,900	$8,311,029
The New York Times Company, Class A (a)	306,700	7,701,237

		16,012,266
Office Furnishings & Supplies - 0.74%
Avery Dennison Corp.	107,400	7,009,998

Paper - 1.96%
International Paper Company	355,925	13,941,582
MeadWestvaco Corp.	132,500	4,637,500

		18,579,082
Petroleum Services - 1.20%
BJ Services Company	144,300	4,232,319
Schlumberger, Ltd.	92,600	7,210,762

		11,443,081
Pharmaceuticals - 5.48%
Abbott Laboratories	108,100	6,091,435
Bristol-Myers Squibb Company	240,500	7,289,555
Eli Lilly & Company	209,600	12,286,752
Merck & Company, Inc.	290,300	15,226,235
Pfizer, Inc.	407,500	11,202,175

		52,096,152
Photography - 0.62%
Eastman Kodak Company (a)	233,400	5,919,024

Publishing - 1.63%
Gannett Company, Inc.	81,900	4,817,358
Tribune Company	331,400	10,671,080

		15,488,438
Railroads & Equipment - 1.46%
Norfolk Southern Corp.	62,600	3,623,288
Union Pacific Corp.	84,800	10,233,664

		13,856,952
Retail Trade - 2.33%
Bed Bath & Beyond, Inc. *	113,500	4,614,910
Gap, Inc.	91,000	1,685,320
Home Depot, Inc.	203,100	7,894,497
Wal-Mart Stores, Inc.	167,200	7,958,720

		22,153,447
Sanitary Services - 0.60%
Waste Management, Inc.	147,422	5,700,809

Semiconductors - 1.54%
Analog Devices, Inc.	198,500	7,187,685
Applied Materials, Inc.	163,300	3,119,030
Intel Corp.	197,000	4,367,490

		14,674,205
Software - 1.63%
Microsoft Corp.	504,000	15,457,680

Telecommunications Equipment &
Services - 0.84%
Nokia Oyj, SADR	289,900	7,937,462

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone - 4.73%
AT&T, Inc.	428,073	$17,696,538
Qwest Communications International, Inc. *	880,100	9,056,229
Sprint Nextel Corp.	330,900	7,561,065
Verizon Communications, Inc.	205,952	8,965,091
Windstream Corp.	113,008	1,697,380

		44,976,303
Tobacco - 0.42%
UST, Inc.	74,600	3,982,894

Toys, Amusements & Sporting Goods - 0.80%
Mattel, Inc.	272,700	7,638,327

Trucking & Freight - 0.27%
United Parcel Service, Inc., Class B	35,800	2,576,526

TOTAL COMMON STOCKS (Cost $717,260,927)		$893,598,046

CORPORATE BONDS - 0.13%

Automobiles - 0.13%
Ford Motor Company
4.25% due 12/15/2036	$1,043,000	1,195,486

TOTAL CORPORATE BONDS (Cost $1,043,000)		$1,195,486

SHORT TERM INVESTMENTS - 6.46%
John Hancock Cash Investment Trust (c)	$16,329,515	$16,329,515
T. Rowe Price Reserve Investment Fund	44,939,151	44,939,151
5.347% due 09/19/2034 (c)	136,477	136,477

TOTAL SHORT TERM INVESTMENTS
(Cost $61,405,143)		$61,405,143

REPURCHASE AGREEMENTS - 0.90%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$8,592,098 on 06/01/2007,
collateralized by $8,540,000 U.S.
Treasury Note, 10.375% due
11/15/2012 (valued at $8,764,175,
including interest)	$8,591,000	$8,591,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,591,000)		$8,591,000

Total Investments (Equity-Income Fund)
(Cost $788,300,070) - 101.53%		$964,789,675
Liabilities in Excess of Other Assets - (1.53)%		(14,505,446)

TOTAL NET ASSETS - 100.00%		$950,284,229

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.96%

Advertising - 0.24%
WPP Group PLC, SADR	34,451	$2,543,862

Banking - 2.57%
Commerce Bancorp, Inc.	154,300	5,326,436
Wachovia Corp.	393,841	21,342,244

		26,668,680
Broadcasting - 1.89%
Liberty Media Corp. - Capital, Series A *	26,905	3,037,575
News Corp., Class A	751,700	16,605,053

		19,642,628
Business Services - 3.50%
Dun & Bradstreet Corp.	17,095	1,711,722
H & R Block, Inc.	417,823	9,898,227
Iron Mountain, Inc. *	428,663	11,783,946
Moody's Corp.	185,901	12,948,005

		36,341,900
Cable and Television - 3.38%
Comcast Corp.-Special Class A *	1,127,935	30,657,273
Virgin Media Inc.	172,477	4,470,604

		35,127,877
Coal - 0.39%
China Coal Energy Company, H Shares *	3,155,800	4,041,234

Colleges & Universities - 0.28%
Apollo Group, Inc., Class A *	60,500	2,902,185

Computers & Business Equipment - 1.75%
Dell, Inc. *	416,700	11,196,729
Hewlett-Packard Company	153,584	7,020,325

		18,217,054
Construction Materials - 1.95%
Martin Marietta Materials, Inc.	74,079	11,514,840
Vulcan Materials Company	73,270	8,769,686

		20,284,526
Containers & Glass - 1.95%
Sealed Air Corp.	626,008	20,220,058

Cosmetics & Toiletries - 1.37%
Avon Products, Inc.	106,212	4,077,479
Procter & Gamble Company	160,200	10,180,710

		14,258,189
Crude Petroleum & Natural Gas - 6.24%
Devon Energy Corp.	299,209	22,973,267
EOG Resources, Inc.	254,088	19,539,367
Occidental Petroleum Corp.	405,582	22,294,843

		64,807,477
Electronics - 0.51%
Agilent Technologies, Inc. *	139,600	5,328,532

Financial Services - 13.99%
Ameriprise Financial, Inc.	200,313	12,589,672
Citigroup, Inc.	370,019	20,162,335
E*TRADE Financial Corp. *	56,700	1,357,965

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
HSBC Holdings PLC	1,395,994	$25,811,823
JP Morgan Chase & Company	821,282	42,567,046
Mellon Financial Corp.	235,800	10,217,214
Morgan Stanley (c)	84,575	7,192,258
State Street Corp. (c)	24,675	1,684,562
Wells Fargo & Company	658,566	23,767,647

		145,350,522
Food & Beverages - 1.75%
Diageo PLC, SADR	148,581	12,687,332
Hershey Company	104,283	5,496,757

		18,184,089
Healthcare Services - 2.34%
Cardinal Health, Inc.	127,952	9,271,402
Express Scripts, Inc. *	46,900	4,788,490
UnitedHealth Group, Inc.	187,500	10,269,375

		24,329,267
Holdings Companies/Conglomerates - 6.04%
Berkshire Hathaway, Inc., Class A *	295	32,299,550
China Merchants Holdings International
Company, Ltd.	1,558,288	6,924,394
Loews Corp.	461,911	23,571,318

		62,795,262
Household Products - 0.20%
Hunter Douglas NV	21,840	2,113,029

Industrials - 0.27%
Cosco Pacific, Ltd.	1,053,715	2,772,934

Insurance - 9.74%
Ambac Financial Group, Inc.	42,300	3,790,503
American International Group, Inc.	619,943	44,846,677
Aon Corp.	169,508	7,275,283
Chubb Corp.	46,104	2,529,726
Markel Corp. *	1,732	853,876
Millea Holdings, Inc.	224,100	8,906,951
Principal Financial Group, Inc.	51,642	3,139,834
Progressive Corp.	813,096	18,741,863
Sun Life Financial, Inc.	32,471	1,533,930
Transatlantic Holdings, Inc.	133,815	9,589,183

		101,207,826
International Oil - 4.84%
Canadian Natural Resources Ltd.	68,700	4,573,359
ConocoPhillips	591,050	45,765,001

		50,338,360
Internet Retail - 1.38%
Amazon.com, Inc. *	115,100	7,958,014
Expedia, Inc. *	57,377	1,378,769
IAC/InterActiveCorp. *	55,077	1,905,664
Liberty Media Holding Corp.-Interactive A *	127,425	3,087,508

		14,329,955

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Liquor - 0.74%
Heineken Holding NV	152,525	$7,716,983

Manufacturing - 5.87%
Harley-Davidson, Inc.	272,132	16,624,544
Tyco International, Ltd.	1,330,188	44,375,072

		60,999,616
Mining - 0.46%
BHP Billiton PLC	95,967	2,336,766
Rio Tinto PLC	34,170	2,482,558

		4,819,324
Petroleum Services - 0.89%
Transocean, Inc. *	94,375	9,271,400

Publishing - 1.04%
Gannett Company, Inc.	38,418	2,259,747
Lagardere S.C.A.	101,987	8,514,511

		10,774,258
Real Estate - 0.07%
Hang Lung Group, Ltd.	174,000	699,654

Retail Trade - 8.18%
Bed Bath & Beyond, Inc. *	135,200	5,497,232
CarMax, Inc. *	191,100	4,586,400
Costco Wholesale Corp.	681,248	38,470,075
CVS Caremark Corp.	342,301	13,192,280
Lowe's Companies, Inc.	149,400	4,903,308
Sears Holdings Corp. *	12,700	2,286,254
Wal-Mart Stores, Inc.	337,595	16,069,522

		85,005,071
Software - 2.12%
Microsoft Corp.	718,226	22,027,991

Telecommunications Equipment &
Services - 0.77%
Nokia Oyj, SADR	107,686	2,948,443
SK Telecom Company, Ltd., ADR	188,539	5,064,157

		8,012,600
Telephone - 1.21%
Sprint Nextel Corp.	549,800	12,562,930

Tobacco - 3.32%
Altria Group, Inc.	485,903	34,547,703

Travel Services - 4.75%
American Express Company	759,365	49,343,538

Trucking & Freight - 0.97%
Kuehne & Nagel International AG	41,450	3,805,700
Toll Holdings, Ltd.	106,100	2,027,147
United Parcel Service, Inc., Class B	59,042	4,249,253

		10,082,100

TOTAL COMMON STOCKS (Cost $830,382,440)		$1,007,668,614

Fundamental Value Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS - 3.56%
Clipper Receivables Company, LLC
5.31% due 06/01/2007		$37,001,000	$37,001,000

TOTAL SHORT TERM INVESTMENTS
(Cost $37,001,000)			$37,001,000

Total Investments (Fundamental Value Fund)
(Cost $867,383,440) - 100.52%			$1,044,669,614
Liabilities in Excess of Other Assets - (0.52)%			(5,372,885)

TOTAL NET ASSETS - 100.00%			$1,039,296,729

Global Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 0.92%
U.S. Treasury Bonds - 0.92%
7.875% due 02/15/2021 ***		$5,500,000	$7,005,625

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,069,335)			$7,005,625

U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.78%
Federal National Mortgage
Association - 59.78%
5.50% TBA ** ***		182,500,000	178,165,625
5.67% due 03/25/2044 (b)***		754,994	755,423
5.958% due 06/01/2043 (b)***		5,320,324	5,400,948
6.00% TBA ** ***		239,800,000	239,500,250
6.027% due 11/01/2042 ***		29,711	30,208
6.227% due 10/01/2044 (b)***		1,211,212	1,228,438
6.50% TBA ** ***		28,000,000	28,437,500
6.968% due 11/01/2035 (b)***		992,079	1,027,145

			454,545,537

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $456,661,282)			$454,545,537

FOREIGN GOVERNMENT OBLIGATIONS - 40.86%

Canada - 0.10%
Province of Ontario
6.20% due 06/02/2031 ***	CAD	100,000	111,792
Province of Quebec, Canada
5.75% due 12/01/2036 ***		600,000	637,600

			749,392
Denmark - 0.41%
Nykredit Realkredit A/S, Series IOH
4.158% due 10/01/2038 ***	DKK	5,999,445	1,043,335
Realkredit Danmark A/S, Series 83D
4.51% due 10/01/2038 ***		11,992,360	2,089,215

			3,132,550
France - 2.51%
Government of France
5.50% due 04/25/2010 ***	EUR	13,800,000	19,098,556

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Germany - 24.72%
Federal Republic of Germany
4.25% due 01/04/2014 ***	EUR	4,800,000	$6,393,922
4.50% due 08/17/2007 ***		5,500,000	7,403,539
5.00% due 01/04/2012 ***		5,100,000	7,022,554
5.25% due 01/04/2011 ***		73,100,000	100,975,228
5.25% due 07/04/2010 ***		13,400,000	18,449,435
5.50% due 01/04/2031 ***		18,200,000	27,689,680
6.50% due 07/04/2027 ***		11,900,000	20,011,081

			187,945,439
Japan - 11.33%
Government of Japan
1.00% due 06/10/2016 ***	JPY	659,340,000	5,338,610
1.10% due 12/10/2016 ***		3,680,320,000	30,056,073
1.20% due 03/10/2017 ***		159,360,000	1,311,391
1.50% due 03/20/2015 ***		900,000,000	7,333,912
1.50% due 03/20/2011 ***		980,000,000	8,130,833
2.30% due 06/20/2035 ***		1,270,000,000	10,367,841
2.40% due 03/20/2034 ***		600,000,000	5,010,457
2.50% due 09/20/2035 ***		1,300,000,000	11,069,104
2.50% due 06/20/2036 ***		890,000,000	7,554,647

			86,172,868
Netherlands - 0.55%
Kingdom of Netherlands
3.75% due 07/15/2014 ***	EUR	3,200,000	4,130,285

United Kingdom - 1.24%
Government of United Kingdom
4.75% due 06/07/2010 ***	GBP	4,900,000	9,448,578

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $314,837,860)			$310,677,668

CORPORATE BONDS - 17.66%

British Virgin Islands - 0.10%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***		$800,000	782,879

Canada - 0.18%
Alcan, Inc.
6.45% due 03/15/2011 ***		700,000	717,265
DaimlerChrysler Canada Finance Inc., Series MTN
4.85% due 03/30/2009 ***	CAD	700,000	651,855

			1,369,120
Cayman Islands - 1.63%
Calabash Re, Ltd.
13.765% due 01/08/2010 (b)***		$900,000	902,430
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)***		400,000	400,280
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049 ***		2,500,000	2,618,250
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)***	EUR	2,500,000	3,207,047
Residential Reinsurance 2005 Ltd, Series A
10.81% due 06/06/2008 (b)***		$300,000	289,314

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cayman Islands (continued)
Residential Reinsurance 2007 Ltd, Series CL4
11.36% due 06/07/2010 (b)***		$1,900,000	$1,900,000
SMFG Preferred Capital
6.078% due 01/29/2049 (b)***		1,700,000	1,672,885
Transocean, Inc.
5.5906% due 09/05/2008 ***		1,400,000	1,400,792

			12,390,998
Iceland - 0.17%
Glitnir Banki HF
5.83% due 01/18/2012 (b)***		1,300,000	1,306,835

Ireland - 0.07%
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)***		500,000	505,250

Japan - 0.98%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series EMTN
3.50% due 12/16/2015 (b)***	EUR	600,000	772,971
Mizuho Finance
1.06% due 09/28/2049 ***	JPY	200,000,000	1,645,801
Mizuho Trust & Banking Company
2.404% due 04/27/2009 ***		100,000,000	847,054
Sumitomo Mitsui Banking Corp., Series EMTN
1.266% due 12/31/2049 (b)***		100,000,000	826,221
1.445% due 12/01/2049 (b)***		300,000,000	2,496,714
1.6266% due 12/31/2049 (b)***		100,000,000	828,581

			7,417,342
Luxembourg - 0.29%
VTB Capital SA for Vneshtorgbank
5.975% due 08/01/2008 ***		$1,600,000	1,602,000
6.10% due 09/21/2007 (b)***		600,000	600,474

			2,202,474
Netherlands - 0.39%
Rabobank Nederland
5.3756% due 01/15/2009 (b)***		2,500,000	2,501,027
Siemens Financieringsmaatschappij NV
5.41% due 08/14/2009 (b)***		500,000	500,134

			3,001,161
Spain - 0.74%
Santander US Debt SA Unipersonal
5.4156% due 02/06/2009 (b)***		2,500,000	2,501,562
5.42563% due 11/20/2009 ***		1,600,000	1,600,190
5.45% due 09/19/2008 (b)***		1,500,000	1,501,064

			5,602,816
United Kingdom - 0.52%
HBOS Treasury Services PLC, Series MTN
5.35% due 07/17/2008 (b)***		1,400,000	1,400,748
5.3969% due 07/17/2009 (b)***		200,000	200,113
HSBC Holdings PLC
6.50% due 05/02/2036 ***		2,000,000	2,096,704
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 ***		300,000	278,070

			3,975,635

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States - 12.59%
ACE INA Holdings, Inc.
5.875% due 06/15/2014 ***		$300,000	$301,570
American Express Centurion Bank, Series BKNT
5.35% due 05/07/2008 (b)***		100,000	99,945
American Express Credit Corp., Series MTN
5.38% due 05/18/2009 (b)***		1,400,000	1,398,988
American International Group, Inc.
5.365% due 06/23/2008 (b)***		1,600,000	1,599,870
6.25% due 03/15/2037 ***		300,000	289,951
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)***	EUR	1,000,000	1,293,131
Autozone, Inc.
5.875% due 10/15/2012 ***		$500,000	502,664
BAE Systems Holdings, Inc.
6.40% due 12/15/2011 ***		700,000	722,391
Bank of America NA, Series BKNT
5.36% due 12/18/2008 (b)***		2,600,000	2,600,354
Banque Nationale de Paris, Series YCD
5.262% due 05/28/2008 (b)***		3,400,000	3,400,391
BellSouth Corp.
5.20% due 09/15/2014 ***		600,000	582,555
5.46% due 08/15/2008 (b)***		1,400,000	1,400,987
Boston Scientific Corp.
5.45% due 06/15/2014 ***		300,000	284,219
6.00% due 06/15/2011 ***		700,000	698,502
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011 ***		600,000	599,852
Charter One Bank N.A., Series BKNT
5.405% due 04/24/2009 (b)***		3,250,000	3,252,724
Cisco Systems, Inc.
5.44% due 02/20/2009 (b)***		2,600,000	2,604,300
CIT Group, Inc., Series MTN
5.43% due 02/21/2008 (b)***		1,100,000	1,100,076
Citigroup, Inc.
5.3879% due 12/26/2008 (b)***		1,500,000	1,500,629
5.395% due 01/30/2009 (b)***		3,000,000	3,000,534
CMS Energy Corp.
7.50% due 01/15/2009 ***		800,000	820,782
8.90% due 07/15/2008 ***		400,000	414,193
9.875% due 10/15/2007 ***		1,340,000	1,359,547
CNA Financial Corp.
6.00% due 08/15/2011 ***		1,000,000	1,008,963
CVS Caremark Corp.
5.75% due 08/15/2011 ***		700,000	704,070
D.R. Horton, Inc.
6.00% due 04/15/2011 ***		800,000	793,024
DaimlerChrysler N.A. Holding Corp.
5.84% due 09/10/2007 (b)***		1,500,000	1,501,727
DaimlerChrysler N.A. Holding Corp., Series MTN
5.75% due 09/08/2011 ***		300,000	301,767
East Lane Re Ltd.
12.36% due 05/06/2011 (b)***		400,000	399,902
Echostar DBS Corp.
6.375% due 10/01/2011 ***		100,000	100,375
Fleet National Bank
0.801% due 07/07/2008 ***	JPY	90,000,000	738,824

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Ford Motor Company, Term B
8.36% due 11/29/2013 *** (f)		$997,500	$1,005,051
Ford Motor Credit Company
7.25% due 10/25/2011 ***		700,000	688,731
Fortis Bank SA/NV - New York, NY, Series YCD
5.295% due 04/28/2008 (b)***		1,500,000	1,500,503
General Electric Capital Corp., Series MTN
5.41% due 10/26/2009 (b)***		1,500,000	1,500,261
5.4281% due 01/20/2010 (b)***		2,600,000	2,603,767
General Motors Acceptance Corp. LLC, Series MTN
6.515% due 09/23/2008 (b)***		200,000	200,240
Genworth Global Funding Trusts
5.4149% due 02/10/2009 (b)***		2,600,000	2,602,852
Georgia Pacific Corp.
7.345% due 12/20/2012 (b)*** (f)		987,500	992,961
GMAC LLC
6.00% due 04/01/2011 ***		1,700,000	1,657,429
6.00% due 12/15/2011 ***		900,000	877,322
6.61% due 05/15/2009 (b)***		1,800,000	1,799,911
Goldman Sachs Group, Inc.
5.25% due 06/01/2016 ***	CAD	1,500,000	1,394,968
5.4056% due 12/23/2008 (b)***		$1,300,000	1,299,819
Goldman Sachs Group, Inc., Series MTNB
5.44% due 12/22/2008 (b)***		300,000	300,365
HCA, Inc.
7.60% due 11/01/2013 (b)*** (f)		1,296,750	1,311,118
HJ Heinz Finance Company
6.00% due 03/15/2012 (b)***		600,000	605,380
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***		2,000,000	1,999,890
HSBC Finance Corp., Series MTN
5.44% due 06/19/2009 (b)***		2,800,000	2,804,564
J.C. Penney Company, Inc.
8.00% due 03/01/2010 ***		700,000	741,838
Johnson Controls, Inc.
5.25% due 01/15/2011 ***		600,000	594,818
JP Morgan Chase & Company, Series 1
5.37% due 06/26/2009 (b)***		1,500,000	1,501,101
JP Morgan Chase & Company, Series MTN
5.058% due 02/22/2021 (b)***	CAD	700,000	644,378
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036 ***		$900,000	890,058
Lehman Brothers Holdings, Inc., Series MTN
5.42% due 12/23/2008 (b)***		3,300,000	3,301,990
Loews Corp.
5.25% due 03/15/2016 ***		200,000	193,431
Merrill Lynch & Company, Inc., Series MTN
5.4138% due 10/23/2008 (b)***		1,200,000	1,199,807
5.45% due 08/14/2009 (b)***		300,000	300,152
Mizuho Preferred Capital Company, LLC
8.79% due 12/29/2049 (b)***		1,300,000	1,341,908
Morgan Stanley
5.809% due 10/18/2016 (b)(c)***		600,000	601,310
Morgan Stanley, Series MTN
5.39% due 11/21/2008 (b)(c)***		900,000	899,701

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011 ***	$600,000	$611,366
Newell Rubbermaid, Inc.
4.00% due 05/01/2010 ***	600,000	575,308
Nisource Finance Corp.
5.40% due 07/15/2014 ***	200,000	193,305
Nordea Bank Finland, Series YCD
5.307% due 05/28/2008 ***	1,900,000	1,900,680
Rabobank Capital Funding Trust
5.254% due 12/29/2049 (b)***	1,700,000	1,630,987
Reynolds American, Inc., Term
7.3125% due 05/11/2012 (b)*** (f)	992,500	998,088
Sabre Holdings Corp.
7.35% due 08/01/2011 ***	700,000	693,875
Sara Lee Corp.
6.25% due 09/15/2011 ***	500,000	509,733
Sealed Air Corp.
5.625% due 07/15/2013 ***	700,000	691,470
Shackleton B Event Linked Loan
13.467% due 08/01/2008 (b)***	1,000,000	1,010,000
Shackleton C Event Linked Loan
12.967% due 08/01/2008 (b)***	1,000,000	995,000
Shackleton Re Ltd.
13.355% due 02/07/2008 (b)***	1,000,000	1,014,700
Skandinav Enskilda BK/NY, Series YCD
5.33% due 02/04/2008 ***	1,700,000	1,701,861
Societe Generale/New York, Series YCD
5.287% due 06/20/2007 (b)***	1,000,000	1,000,027
State Street Capital Trust IV
6.355% due 06/15/2037 (b)(c)***	1,800,000	1,801,639
Time Warner, Inc.
5.606% due 11/13/2009 (b)***	1,500,000	1,502,708
US Bancorp
5.35% due 04/28/2009 (b)***	1,600,000	1,600,464
Viacom, Inc.
5.75% due 04/30/2011 ***	600,000	601,227
Wal-Mart Stores, Inc.
5.265% due 06/16/2008 (b)***	1,600,000	1,599,277
Xerox Corp.
9.75% due 01/15/2009 ***	700,000	742,919
XL Capital Finance PLC
6.50% due 01/15/2012 ***	600,000	618,290
Yell Group PLC, Term A3
7.00% due 08/09/2011 ***	1,000,000	999,690

		95,725,045

TOTAL CORPORATE BONDS (Cost $134,565,035)		$134,279,555

MUNICIPAL BONDS - 0.09%

Illinois - 0.04%
City of Chicago, Illinois
4.75% due 01/01/2030 ***	300,000	305,061

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)

New York - 0.05%
New York City Municipal Water Finance Authority
4.75% due 06/15/2038 (b)*** (g)		$400,000	$405,272

TOTAL MUNICIPAL BONDS (Cost $709,071)			$710,333

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.45%

Ireland - 0.07%
Paris Residential Funding PLC, Series 1X, Class A
2.51% due 07/25/2011 (b)***	EUR	404,798	544,876

Netherlands - 0.86%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
2.314% due 07/01/2034 (b)***		902,470	1,216,258
Delphinus BV, Series 2001-II, Class A1
4.385% due 11/28/2031 (b)***		1,570,964	2,120,138
Delphinus BV, Series 2003-I, Class A1
2.41% due 04/25/2093 (b)***		1,000,000	1,351,600
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
4.317% due 11/20/2035 (b)***		1,359,574	1,838,059

			6,526,055

United States - 15.52%
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)***		$760,164	745,720
Banc of America Commercial Mortgage, Inc.,
Series 2002-2, Class A2
4.772% due 07/11/2043 ***		2,221,797	2,189,195
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
4.6139% due 02/20/2036 (b)***		2,140,193	2,121,409
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034 ***		1,823,545	1,781,806
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1
4.625% due 10/25/2035 (b)***		3,790,714	3,729,630
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
5.824% due 11/25/2036 (b)***		3,011,510	3,016,603
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1
5.8193% due 11/25/2036 (b)***		2,468,403	2,466,439
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.51% due 02/25/2034 (b)***		162,117	162,011
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
5.57% due 05/20/2045 (b)***		1,370,805	1,373,588
Citigroup Commercial Mortgage Trust,
Series 2006-FL2, Class A1
5.39% due 11/15/2036 (b)***		981,516	982,150
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***		665,356	670,829
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***		2,653,826	2,602,278

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A, Class A2FL
5.54% due 02/05/2019 (b)***	$2,600,000	$2,610,527
Countrywide Alternative Loan Trust,
Series 2005-11CB, Class 2A8
4.50% due 06/25/2035 ***	1,556,694	1,537,159
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
5.60% due 02/25/2037 (b)***	5,008,974	5,018,350
Countrywide Alternative Loan Trust,
Series 2006-OA1, Class 2A1
5.53% due 03/20/2046 (b)***	1,862,633	1,861,454
Countrywide Alternative Loan Trust,
Series 2006-OA19, Class A1
5.53% due 02/20/2047 (b)***	2,839,416	2,833,995
Countrywide Alternative Loan Trust,
Series 2007-OA7, Class A1A
5.50% due 05/25/2047 (b)***	2,980,274	2,986,573
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-HYB9,
Class 5A1
5.25% due 02/20/2036 (b)***	804,039	799,429
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-R2,
Class 1AF1
5.66% due 06/25/2035 (b)***	190,455	191,284
Countrywide Home Loans,
Series 2004-12, Class 12A1
4.7109% due 08/25/2034 (b)***	1,336,155	1,321,658
Countrywide Home Loans,
Series 2004-25, Class 1A1
5.65% due 02/25/2035 (b)***	451,668	453,390
Countrywide Home Loans,
Series 2004-25, Class 2A1
5.66% due 02/25/2035 (b)***	542,163	543,976
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)***	880,076	873,614
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
5.42% due 06/25/2036 (b)***	475,004	475,169
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class PC
4.50% due 03/15/2016 ***	7,600,000	7,433,717
Federal Home Loan Mortgage Corp.,
Series 2004-2770, Class YW
4.00% due 06/15/2022 ***	1,089,937	1,076,297
Federal Home Loan Mortgage Corp.,
Series 2004-2895, Class F
5.67% due 06/15/2031 (b)***	797,131	798,147
Federal Home Loan Mortgage Corp.,
Series 2005-2987, Class HD
4.50% due 07/15/2018 ***	4,606,830	4,488,568
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PN
5.00% due 11/15/2021 ***	1,211,289	1,204,450

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Federal Home Loan Mortgage Corp.,
Series 2844, Class PR
5.00% due 09/15/2017 ***	$140,593	$140,280
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
6.214% due 02/25/2045 (b)***	503,884	502,356
Federal National Mortgage Association
4.6726% due 05/25/2035 (b)***	1,200,000	1,184,382
5.42% due 01/25/2021 (b)***	782,810	781,615
5.45% due 03/25/2036 (b)***	1,711,640	1,714,768
5.62% due 03/25/2036 (b)***	2,710,828	2,721,200
5.67% due 09/25/2042 (b)***	890,961	895,071
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
5.67% due 11/15/2031 (b)***	554,311	556,373
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034 ***	1,177,547	1,165,949
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40% due 10/25/2046 (b)***	2,890,783	2,891,343
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
6.02% due 01/25/2032 (b)***	569,842	575,535
Harborview Mortgage Loan Trust,
Series 2006-1, Class 2A1A
5.56% due 03/19/2037 (b)***	1,910,970	1,914,349
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A11
5.44% due 12/19/2037 (b)***	2,306,928	2,308,637
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
5.51% due 12/19/2036 ***	2,807,691	2,810,020
Impac Secured Assets Corp.,
Series 2006-4, Class A2A
5.56% due 09/25/2036 (b)***	2,292,541	2,293,301
JP Morgan Mortgage Trust,
Series 2004-S1, Class 1A3
4.50% due 09/25/2034 ***	2,265,621	2,226,133
Lehman Brothers Floating Rate
Commercial Mortgage Trust,
Series 2006-LLFA, Class A1
5.40% due 09/15/2021 (b)***	1,036,045	1,035,931
Lehman Brothers-UBS
Commercial Mortgage Trust,
Series 2003-C1, Class A2
3.323% due 03/15/2027 ***	4,420,000	4,348,387
Lehman XS Trust, Series 2006-4N, Class A1A
5.40% due 04/25/2046 (b)***	1,129,377	1,129,374
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.76% due 12/15/2030 (b)***	1,339,406	1,344,590
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-C, Class A1
5.65% due 06/25/2028 (b)***	1,158,636	1,160,580

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585% due 10/12/2041 ***	$768,276	$752,584
Residential Accredit Loans, Inc.,
Series 2006-QO3, Class A1
5.53% due 04/25/2046 (b)***	2,180,650	2,179,175
Sequoia Mortgage Trust, Series 5, Class A
5.67% due 10/19/2026 (b)***	399,545	399,481
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)***	1,436,928	1,435,435
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
6.427% due 01/25/2035 (b)***	1,254,065	1,259,675
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 12A1
5.54% due 05/25/2036 (b)***	2,336,017	2,339,187
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
5.44% due 08/25/2036 (b)***	2,442,540	2,439,346
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C16, Class A1
4.061% due 10/15/2041 ***	1,301,592	1,282,672
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)***	3,000,000	2,979,069
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)***	928,255	928,190
Washington Mutual Mortgage Securities Corp.,
Series 2003-R1, Class A1
5.86% due 12/25/2027 (b)***	1,423,127	1,422,776
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR13, Class A1A1
5.61% due 10/25/2045 (b)***	295,234	295,800
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
5.63% due 01/25/2045 (b)***	541,161	541,891
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR6, Class 2A1A
5.55% due 04/25/2045 (b)***	924,599	925,968
Washington Mutual Mortgage Securities Corp.,
Series 2006-AR3, Class A1A
6.0267% due 02/25/2046 (b)***	1,611,684	1,619,501
Washington Mutual, Inc.,
Series 2006-AR17, Class 1A1A
5.958% due 12/25/2046 (b)***	596,806	599,707
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.5394% due 09/25/2034 (b)***	2,361,154	2,297,233

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)***	$2,323,236	$2,291,501

		118,038,780

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $124,377,896)		$125,109,711

ASSET BACKED SECURITIES - 9.91%

United States - 9.91%
ACE Securities Corp.,
Series 2006-ASP4, Class A2A
5.37% due 08/25/2036 (b)***	1,781,271	1,781,265
ACE Securities Corp., Series 2006-HE1, Class A2A
5.40% due 02/25/2036 (b)***	800,684	800,820
ACE Securities Corp., Series 2006-NC1, Class A2A
5.39% due 12/25/2035 (b)***	752,771	752,906
ACE Securities Corp., Series 2006-NC1, Class A2B
5.47% due 12/25/2035 (b)***	2,500,000	2,499,988
Argent Securities, Inc., Series 2006-M2, Class A2A
5.37% due 09/25/2036 (b)***	1,819,897	1,819,286
Asset Backed Funding Certificates,
Series 2006-OPT1, Class A3A
5.36% due 09/26/2036 (b)***	464,452	464,451
Asset Backed Securities Corp.,
Home Equity Series 2006-HE3, Class A3
5.38% due 03/25/2036 (b)***	755,182	755,274
Countrywide Asset-Backed Certificates,
Series 2006-1, Class AF1
5.45% due 07/25/2036 (b)***	620,689	620,711
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
5.42% due 06/25/2037 (b)***	2,942,835	2,943,872
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A1
5.39% due 06/25/2036 (b)***	985,537	985,679
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A1
5.39% due 07/25/2036 (b)***	831,583	831,709
DaimlerChrysler Auto Trust,
Series 2006-D, Class A1
5.33% due 12/08/2007 ***	114,123	114,122
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF15, Class A3
5.37% due 11/25/2036 (b)***	2,520,599	2,521,178
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF18, Class A2A
5.42% due 12/25/2037 (b)***	2,619,335	2,619,162
First NLC Trust, Series 2005-4, Class A1
5.44% due 02/25/2036 (b)***	61,911	61,914
GE-WMC Mortgage Securities LLC,
Series 2005-2, Class A2A
5.42% due 12/25/2035 (b)***	73,293	73,299

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
GSAMP Trust, Series 2006-NC1, Class A1
5.39% due 02/25/2036 (b)***	$870,630	$870,464
GSAMP Trust, Series 2006-SD1, Class A1
5.44% due 12/25/2035 (b)***	806,036	805,910
GSR Mortgage Loan Trust,
Series 2005-HEL1, Class A2A
5.42% due 11/25/2030 (b)***	440,764	440,782
Home Equity Asset Trust, Series 2005-8, Class 2A1
5.43% due 02/25/2036 (b)***	192,038	192,068
Home Equity Mortgage Trust,
Series 2006-1, Class A1A1
5.41% due 05/25/2036 (b)***	251,849	251,845
Honda Auto Receivables Owner Trust,
Series 2006-2, Class A2
5.42% due 12/22/2008 ***	1,954,605	1,954,781
Honda Auto Receivables Owner Trust,
Series 2006-3, Class A1
5.3418% due 11/15/2007 ***	749,562	749,507
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
5.40% due 12/25/2036 (b)***	2,765,910	2,765,900
JP Morgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A2
5.37% due 08/25/2036 (b)***	1,769,379	1,769,373
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
5.60% due 10/25/2034 (b)***	649,482	650,160
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 2A1
5.39% due 03/25/2036 (b)***	566,821	566,860
Long Beach Mortgage Loan Trust,
Series 2006-WL1, Class 2A1
5.41% due 01/25/2036 (b)***	2,199,230	2,199,698
Master Asset Backed Securities Trust,
Series 2005-NC2, Class A1
5.43% due 11/25/2035 (b)***	772,553	772,676
Master Asset Backed Securities Trust,
Series 2006-HE1, Class A1
5.40% due 01/25/2036 (b)***	666,787	666,862
Master Asset Backed Securities Trust,
Series 2006-NC1, Class A1
5.40% due 01/25/2036 (b)***	603,166	603,269
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2A
5.44% due 10/25/2037 (b)***	586,020	586,018
Morgan Stanley Capital I,
Series 2006-NC2, Class A2A
5.39% due 02/25/2036 (b)(c)***	1,520,921	1,521,015
Morgan Stanley Capital I,
Series 2006-NC2, Class A2B
5.47% due 02/25/2036 (b)(c)***	3,900,000	3,900,988
New Century Home Equity Loan Trust,
Series 2005-D, Class A2B
5.49% due 02/25/2036 (b)***	3,600,000	3,592,712

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.39% due 03/25/2036 (b)***	$817,255	$817,027
Nomura Asset Acceptance Corp.,
Series 2006-S1, Class A1
5.46% due 01/25/2036 (b)***	265,641	265,663
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AV1
5.43% due 09/25/2035 (b)***	30,199	30,199
Residential Asset Mortgage Products, Inc.,
Series 2006-NC1, Class A1
5.40% due 01/25/2036 (b)***	202,561	202,557
Residential Asset Mortgage Products, Inc.,
Series 2006-NC2, Class A1
5.40% due 02/25/2036 (b)***	1,059,690	1,059,620
Residential Asset Mortgage Products, Inc.,
Series 2006-RS1, Class AI1
5.40% due 01/25/2036 (b)***	578,151	578,197
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1A
5.45% due 08/25/2046 (b)***	2,263,103	2,262,958
Residential Asset Securities Corp.,
Series 2005-KS12, Class A1
5.41% due 01/25/2036 (b)***	139,442	139,460
Residential Asset Securities Corp.,
Series 2006-EMX1, Class A1
5.40% due 01/25/2036 (b)***	643,679	643,744
Residential Asset Securities Corp.,
Series 2006-KS2, Class A1
5.39% due 03/25/2036 (b)***	313,525	313,540
Residential Asset Securities Corp.,
Series 2006-KS6, Class A1
5.36% due 08/25/2036 (b)***	1,735,189	1,735,261
Residential Asset Securities Corp.,
Series 2006-KS7, Class A1
5.37% due 09/25/2036 (b)***	1,801,495	1,801,574
Residential Asset Securities Corp.,
Series 2006-KS9, Class AI1
5.42% due 11/25/2036 (b)***	2,667,540	2,667,686
SACO I, Inc., Series 2005-10, Class 1A
5.58% due 11/25/2033 (b)***	837,691	837,892
Securitized Asset Backed Receivables LLC Trust,
Series 2006-WM4, Class A2A
5.43% due 11/25/2036 (b)***	2,918,947	2,917,669
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A1
5.37% due 10/25/2036 (b)***	1,839,845	1,839,929
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1
5.43% due 01/25/2037 (b)***	2,664,599	2,664,420
Specialty Underwriting & Residential Finance,
Series 2006-BC1, Class A2A
5.40% due 12/25/2036 (b)***	1,236,187	1,236,597
Structured Asset Securities Corp.,
Series 2005-S7, Class A1
5.45% due 12/25/2035 (b)***	827,882	827,952

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
Structured Asset Securities Corp.,
Series 2006-11, Class A1
5.345% due 10/25/2035 (b)***	$1,444,203	$1,434,064
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
5.55% due 10/25/2035 (b)***	2,355,657	2,355,644
Wells Fargo Home Equity Trust,
Series 2005-3, Class AII2
5.56% due 11/25/2035 (b)***	3,000,000	3,001,979
Wells Fargo Home Equity Trust,
Series 2005-4, Class AII1
5.44% due 12/25/2035 (b)***	1,246,398	1,246,393

		75,386,549

TOTAL ASSET BACKED SECURITIES
(Cost $75,406,505)		$75,386,549

PREFERRED STOCKS - 0.23%

Japan - 0.23%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. * ***	1,700,000	1,705,098

TOTAL PREFERRED STOCKS (Cost $1,700,000)		$1,705,098

OPTIONS - 0.60%

United Kingdom - 0.00%
Over The Counter European Style Call
Expiration 06/15/2007 at $5.00 *	8,600,000	0
Expiration 06/15/2007 at $5.00 *	12,200,000	0
Expiration 06/06/2007 at $5.00 *	16,300,000	0
Expiration 06/15/2007 at $5.08 *	21,000,000	1
Expiration 09/14/2007 at $5.15 *	24,500,000	182
Expiration 09/14/2007 at $5.15 *	10,500,000	78
Expiration 09/14/2007 at $5.188 *	28,000,000	281
Expiration 09/14/2007 at $5.20125 *	3,500,000	39

		581
United States - 0.60%
Chicago Mercantile Exchange American
Purchase Put on Eurodollar
Expiration 09/17/2007 at $90.25 *	1,132,500	2,831
Expiration 09/17/2007 at $90.75 *	272,500	681
Expiration 03/17/2008 at $91.75 *	275,000	688
Expiration 03/17/2008 at $92.00 *	622,500	1,556
EUREX American Put Euro Bund
Expiration 08/24/2007 at $106.00 *	71,600,000	9,623
Over The Counter European Purchase Call FNMA
TBA, 5.00%
Expiration 06/05/2007 at $105.00 *	7,700,000	0
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 05/21/2008 at $1.3620 *	3,200,000	88,937
Expiration 05/21/2008 at $1.3550 *	5,200,000	148,230
Expiration 05/19/2010 at $1.3665 *	1,600,000	81,232
Expiration 05/21/2010 at $1.3750 *	1,600,000	75,743

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)

United States (continued)
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *		8,000,000	$531,120
Expiration 01/18/2008 at $114.65 *		10,500,000	424,095
Expiration 02/13/2008 at $115.35 *		17,900,000	629,901
Expiration 12/05/2007 at $116.00 *		6,600,000	225,654
Expiration 01/18/2008 at $120.00 *		5,500,000	76,890
Over The Counter European Purchase Put FNMA
TBA, 5.50%
Expiration 07/05/2007 at $89.125 *		75,000,000	975
Expiration 07/05/2007 at $89.50 *		77,000,000	1
Over The Counter European Purchase Put FNMA
TBA, 6.00%
Expiration 06/05/2007 at $90.75 *		27,000,000	0
Expiration 06/05/2007 at $92.00 *		359,800,000	4
Expiration 06/05/2007 at $92.50 *		36,000,000	0
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 05/21/2008 at $1.3620 *		3,200,000	102,239
Expiration 05/21/2008 at $1.3550 *		5,200,000	161,172
Expiration 05/19/2010 at $1.3665 *		1,600,000	70,470
Expiration 05/21/2010 at $1.3750 *		1,600,000	76,539
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *		8,000,000	205,600
Expiration 01/18/2008 at $114.65 *		10,500,000	116,025
Expiration 02/13/2008 at $115.35 *		17,900,000	256,507
Over The Counter European Style Call
Expiration 09/26/2008 at $4.75 *		81,300,000	235,103
Expiration 09/26/2008 at $4.75 *		19,600,000	93,841
Expiration 03/31/2008 at $4.75 *		238,500,000	423,433
Expiration 03/31/2008 at $4.75 *		93,600,000	166,177
Expiration 09/26/2008 at $4.75 *		4,600,000	13,302
Expiration 12/20/2007 at $5.00 *		52,300,000	97,477
Expiration 02/01/2008 at $5.00 *		121,000,000	273,642

			4,589,688

TOTAL OPTIONS (Cost $7,805,085)			$4,590,269

SHORT TERM INVESTMENTS - 26.45%
DaimlerChrysler North America Holding Corp.
5.345% due 06/22/2007 ***		$2,200,000	$2,193,141
Danske Corp.
5.235% due 09/05/2007 ***		20,700,000	20,411,028
Dominion Resources, Inc., Series D
5.65% due 09/28/2007 (b)***		1,500,000	1,500,412
Export-Import Bank Of Korea, Series EMTN
4.25% due 11/27/2007 ***		543,000	539,685
France Treasury Bill BTF
zero coupon due 06/14/2007 ***	EUR	20,790,000	27,930,122
General Electric Capital Corp.
5.17% due 11/06/2007 ***		$7,500,000	7,329,821
Kingdom of Belgium
zero coupon due 06/14/2007 to
08/16/2007 ***	EUR	31,630,000	42,319,601

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS (continued)
Kingdom of Netherlands
zero coupon due 06/29/2007 to
08/31/2007 ***	EUR	11,370,000	$15,237,591
Korea Development Bank
4.25% due 11/13/2007 ***		$214,000	212,576
Natixis Discount Commercial Paper
5.23% due 08/29/2007 ***		20,900,000	20,629,769
Royal Bank of Scotland Group PLC
5.35% due 12/21/2007 (b)***		1,200,000	1,200,661
Skandinav Enskilda BK/NY, Series YCD
5.30% due 10/03/2007 ***		1,600,000	1,600,759
Total SA
5.31% due 06/01/2007 ***		16,500,000	16,500,000
U.S. Treasury Bills
zero coupon due 06/14/2007 ****		4,630,000	4,621,743
UBS Finance (Delaware) LLC
5.20% due 08/02/2007 ***		7,500,000	7,432,833
5.21% due 06/06/2007 ***		6,600,000	6,595,224
5.235% due 09/04/2007 ***		8,900,000	8,777,050
Vodafone Group, PLC
5.41% due 06/29/2007 (b)***		1,400,000	1,399,982
Westpac Trust Securities NZ, Ltd.
5.24% due 08/21/2007 ***		14,900,000	14,724,329

TOTAL SHORT TERM INVESTMENTS
(Cost $201,527,971)			$201,156,327

REPURCHASE AGREEMENTS - 1.92%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$14,569,861 on 06/01/2007,
collateralized by $14,735,000
Federal National Mortgage
Association, 6.00% due
12/02/2021 (valued at
$14,863,195, including interest)		$14,568,000	$14,568,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,568,000)			$14,568,000

Total Investments (Global Bond Fund)
(Cost $1,339,228,040) - 174.87%			$1,329,734,672
Liabilities in Excess of Other Assets - (74.87)%			(569,321,861)

TOTAL NET ASSETS - 100.00%			$760,412,811

Schedule of Securities Sold Short
		Shares or
		Principal
		Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 73.28%
Federal National Mortgage Association
5.00%, TBA **		$82,690,594	$78,603,028

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $79,834,437)			$78,603,028

	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES - 26.72%
U.S. Treasury Notes
4.875%, due 08/15/2016	$25,300,000	$25,238,723
4.625%, due 02/15/2017	3,500,000	$3,424,806

TOTAL U.S. TREASURY
NOTES (Proceeds $29,253,425)		$28,663,529

Total Securities Sold Short
(Proceeds $109,087,862)		$107,266,557

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.29%

Australia - 7.38%
Abacus Property Group	1,070,061	$1,814,347
Aspen Group, Ltd.	1,166,885	2,268,056
Becton Property Group *	259,654	773,135
Centro Properties Group, Ltd.	657,172	5,163,695
Centro Retail Group	1,913,344	2,990,975
Charter Hall Group	812,957	1,949,950
FKP Property Group, Ltd.	339,888	2,021,262
General Property Trust, Ltd.	768,153	3,265,643
Lend Lease Corp.	42,416	698,137
Macquarie Goodman Group, Ltd.	721,132	4,294,426
Macquarie Leisure Trust Group	316,308	879,037
Stockland - New Shares *	28,708	207,526
Stockland Company, Ltd.	396,080	2,895,963
Valad Property Group	831,865	1,548,080
Westfield Group	225,361	3,998,195

		34,768,427
Austria - 0.19%
Conwert Immobilien Invest AG *	43,635	909,263

Brazil - 0.44%
Iguatemi Empresa de Shopping Centers SA	52,850	1,012,419
JHSF Participacoes SA *	174,850	1,045,358

		2,057,777
Canada - 2.46%
Brookfield Properties Corp.	163,970	4,305,852
Canadian Apartment Properties, REIT	44,850	867,159
Dundee Real Estate Investment Trust	32,850	1,216,871
Dundee Real Estate Investment Trust *	42,200	1,565,198
Morguard Real Estate Investment Trust	258,500	3,611,415

		11,566,495
China - 1.05%
Guangzhou R&F Properties Company, Ltd. -
H Shares	983,800	2,499,499
Shui On Land, Ltd.	2,820,000	2,430,350

		4,929,849
Finland - 0.82%
Technopolis Oyj	350,000	3,884,411

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France - 2.79%
Fonciere Des Regions (a)	7,500	$1,273,885
Gecina SA	10,000	1,811,783
Icade	30,000	2,610,324
Orco Property Group	5,000	840,916
Societe de la Tour Eiffel	10,225	1,751,035
Unibail	17,000	4,877,098

		13,165,041
Germany - 1.54%
Colonia Real Estate AG * (a)	51,200	2,497,473
Deutsche Wohnen AG	50,000	2,710,680
Magnat Real Estate Opportunities GmbH &
Co. KGaA *	332,500	1,082,456
Patrizia Immobilien AG *	50,000	945,711

		7,236,320
Greece - 0.24%
Eurobank Properties Real Estate Investment
Company	49,650	1,126,108

Hong Kong - 6.64%
China Overseas Land & Investment, Ltd.	2,510,000	3,439,237
China Resources Land, Ltd.	1,560,000	2,041,644
Hang Lung Properties, Ltd.	1,876,592	5,923,677
Kerry Properties, Ltd.	700,000	4,302,728
Link, REIT	605,000	1,406,941
New World Development Company, Ltd.	1,800,000	4,384,172
Sun Hung Kai Properties, Ltd.	840,000	9,761,813

		31,260,212
Italy - 0.67%
Risanamento SpA	350,000	3,145,195

Japan - 15.43%
Aeon Mall Company, Ltd. (a)	94,000	3,404,147
Diamond City Company, Ltd. (a)	75,000	2,094,026
Heiwa Real Estate Co., Ltd. *	211,000	1,535,176
Japan Real Estate Investment Corp.	140	1,931,431
Japan Retail Fund Investment Corp., REIT	64	656,949
Mitsubishi Estate Company, Ltd.	697,000	21,406,528
Mitsui Fudosan Company, Ltd.	570,000	17,927,325
Nippon Building Fund, Inc.	560	9,059,331
Sumitomo Realty &
Development Company, Ltd.	320,000	12,087,867
Tokyu Land Corp.	207,000	2,556,584

		72,659,364
Netherlands - 1.59%
Eurocastle Investment, Ltd.	40,000	2,140,563
Eurocommercial Properties NV	2,470	145,039
Rodamco Europe NV	35,000	5,216,881

		7,502,483
Norway - 0.79%
NorGani Hotels ASA	150,000	1,911,998
Norwegian Property ASA	58,950	846,562

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Scandinavian Property Development ASA *	120,590	$978,167

		3,736,727
Philippines - 0.81%
Ayala Land, Inc.	1,987,000	665,913
Megaworld Corp. *	36,530,200	3,159,369

		3,825,282
Russia - 0.20%
Sistema Hals *	73,250	941,262

Singapore - 4.42%
Allgreen Properties, Ltd.	545,000	640,821
Capitaland, Ltd. *	800,000	4,232,943
CapitaMall Trust *	1,700,000	4,508,606
CDL Hospitality Trusts, REIT *	1,000,000	1,397,916
Hong Kong Land Holdings, Ltd. (a)	1,665,000	7,625,700
The Ascott Group, Ltd.	2,000,000	2,403,893

		20,809,879
South Africa - 0.64%
Growthpoint Properties, Ltd.	900,000	1,951,716
Madison Property Fund Managers Holdings,
Ltd. *	800,000	1,066,741

		3,018,457
Sweden - 0.53%
Castellum AB	50,000	731,618
Lennart Wallenstam Byggnads AB, Series B	68,960	1,749,014

		2,480,632
United Kingdom - 13.06%
Aseana Properties, Ltd. *	1,000,000	1,100,000
Big Yellow Group PLC	95,363	1,144,039
British Land Company PLC	280,000	8,020,747
Brixton PLC	150,000	1,417,924
Camper & Nicholsons Marina Investments, Ltd. *	1,200,000	1,686,661
Dawnay Day Sirius, Ltd. *	1,000,330	1,453,350
Derwent Valley Holdings PLC	90,000	3,693,431
Develica Deutschland, Ltd. *	1,400,000	2,015,185
Equest Balkan Properties PLC	647,078	1,594,829
Great Portland Estates PLC	210,000	2,974,522
Hammerson PLC	165,000	5,200,142
Hirco PLC *	250,000	2,022,954
Land Securities Group PLC	250,000	9,630,993
Macau Property Opportunities Fund, Ltd. *	300,000	763,155
Minerva PLC *	200,000	1,591,638
North Real Estate Opportunities Fund, Ltd. *	600,000	831,365
Northern European Properties, Ltd. *	700,000	1,243,011
Safestore Holdings, Ltd. *	517,920	2,306,925
Segro PLC	270,000	3,827,058
Songbird Estates PLC	200,000	1,311,518
South African Property Opportunities PLC *	1,250,000	2,722,018
Speymill Deutsche Immobilien Co. PLC *	1,250,000	1,732,009
Terrace Hill Group PLC	1,028,574	2,056,578

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Unite Group PLC		120,000	$1,154,531

			61,494,583
United States - 37.60%
AMB Property Corp., REIT		77,730	4,496,681
American Campus Communities, Inc., REIT		3,650	107,383
Apartment Investment & Management
Company, Class A, REIT		53,480	2,934,448
Archstone-Smith Trust, REIT		171,200	10,563,040
Avalon Bay Communities, Inc., REIT		79,060	10,308,633
BioMed Realty Trust, Inc., REIT		66,340	1,861,500
Boston Properties, Inc., REIT		39,650	4,586,712
Cogdell Spencer, Inc.		52,050	1,105,542
DiamondRock Hospitality Company, REIT		182,450	3,820,503
Digital Realty Trust, Inc., REIT		87,750	3,562,650
Douglas Emmett, Inc., REIT		49,300	1,300,041
Equity Lifestyle Properties, Inc., REIT		47,630	2,593,930
Essex Property Trust, Inc., REIT		38,170	4,856,369
Federal Realty Investment Trust, REIT		59,340	5,258,711
FelCor Lodging Trust, Inc., REIT		148,250	3,882,668
General Growth Properties, Inc., REIT		174,600	10,308,384
Host Hotels & Resorts, Inc., REIT		212,010	5,410,495
LaSalle Hotel Properties, REIT		72,600	3,455,760
LTC Properties, Inc., REIT		68,980	1,654,140
Mack-California Realty Corp., REIT		74,500	3,597,605
Nationwide Health Properties, Inc., REIT		103,370	3,211,706
Parkway Properties, Inc., REIT		32,100	1,664,385
Post Properties, Inc., REIT		31,450	1,667,479
ProLogis, REIT		109,640	7,089,322
Public Storage, Inc., REIT		84,800	7,589,600
Regency Centers Corp., REIT		97,280	7,643,290
Senior Housing Properties Trust, REIT		89,300	2,098,550
Simon Property Group, Inc., REIT		148,240	16,006,955
SL Green Realty Corp., REIT		78,600	11,010,288
Starwood Hotels & Resorts Worldwide, Inc.		75,939	5,472,924
Strategic Hotel Cap, Inc., REIT		23,200	541,024
Tanger Factory Outlet Centers, Inc., REIT		87,200	3,658,040
Taubman Centers, Inc., REIT		29,850	1,642,347
The Macerich Company, REIT		64,900	5,789,080
Ventas, Inc., REIT		100,900	4,274,124
Vornado Realty Trust, REIT		99,326	12,019,439

			177,043,748

TOTAL COMMON STOCKS (Cost $390,186,231)			$467,561,515

CONVERTIBLE BONDS - 0.05%

Germany - 0.05%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	167,300	250,191

TOTAL CONVERTIBLE BONDS (Cost $222,952)			$250,191

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 2.64%
John Hancock Cash Investment Trust (c)	$12,431,608	$12,431,608

TOTAL SHORT TERM INVESTMENTS
(Cost $12,431,608)		$12,431,608

REPURCHASE AGREEMENTS - 0.42%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$1,974,252 on 06/01/2007,
collateralized by $2,075,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(valued at $2,015,240, including
interest)	$1,974,000	$1,974,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,974,000)		$1,974,000

Total Investments (Global Real Estate Fund)
(Cost $404,814,791) - 102.40%		$482,217,314
Liabilities in Excess of Other Assets - (2.40)%		(11,306,705)

TOTAL NET ASSETS - 100.00%		$470,910,609

The portfolio had the following five top industry concentrations as of May 31, 2007 (as a percentage of total net assets):

Real Estate	94.62%
Investment Companies	1.63%
Hotels & Restaurants	1.57%
Building Materials & Construction	0.93%
Leisure Time	0.54%

High Income Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 4.00%

Brazil - 4.00%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	23,935,000	$15,410,798

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $15,116,130)			$15,410,798

CORPORATE BONDS - 67.78%

Advertising - 1.22%
Vertis, Inc.
9.75% due 04/01/2009		$3,108,000	3,185,700
10.875% due 06/15/2009		1,500,000	1,500,000

			4,685,700
Aerospace - 0.08%
TransDigm, Inc.
7.75% due 07/15/2014		285,000	296,400

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Air Travel - 11.13%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	$109,824	$99,961
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	519,040
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014	980,000	1,019,200
AMR Corp., Series MTNB
10.40% due 03/10/2011	4,500,000	4,612,500
Delta Airlines Inc.
7.32% due 04/30/2012 (f)	1,560,000	1,565,195
Gol Finance
8.75% due 04/29/2049	2,780,000	2,797,375
Northwest Airlines Corp.
6.625% due 05/15/2023 ^	15,690,000	11,630,212
7.625% due 11/15/2023 ^	8,085,000	6,023,325
10.00% due 02/01/2009 ^	2,140,000	1,588,950
Northwest Airlines, Inc.
zero coupon due 01/01/2049 ^	4,470,000	2,972,550
9.875% due 03/15/2007 ^	2,840,000	2,215,200
United Airlines, Inc., Series 00-2
7.762% due 10/01/2049 ^	8,339,361	7,807,727

		42,851,235
Apparel & Textiles - 0.10%
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)	365,000	378,688

Auto Parts - 0.13%
Federal-Mogul Corp.
7.50% due 01/15/2009 ^	525,000	515,812

Broadcasting - 3.92%
Canadian Satellite Radio Holdings, Inc., ADR
12.75% due 02/15/2014	3,675,000	3,757,687
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009	3,585,000	3,056,213
XM Satellite Radio, Inc.
9.75% due 05/01/2014	3,060,000	3,075,300
9.8563% due 05/01/2013 (b)	5,295,000	5,208,956

		15,098,156
Building Materials & Construction - 0.28%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,006,000	1,058,815

Business Services - 1.83%
Allied Security Escrow Corp.
11.375% due 07/15/2011	276,000	280,140
Minerva Overseas, Ltd.
9.50% due 02/01/2017	2,875,000	3,018,750
MSX International UK
12.50% due 04/01/2012	1,185,000	1,202,775
West Corp.
11.00% due 10/15/2016	2,365,000	2,560,113

		7,061,778
Cable and Television - 6.70%
Adelphia Communications Corp.
7.75% due 01/15/2009 ^	3,000,000	1,290,000
9.875% due 03/01/2049 ^	1,965,000	844,950

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable and Television (continued)
Adelphia Communications Corp. (continued)
10.25% due 11/01/2049 ^	$985,000	$416,162
Century Communications
8.375% due 12/15/2049 ^	1,000,000	27,500
Charter Communications Holdings I LLC
11.75% due 05/15/2014	4,340,000	4,383,400
13.50% due 01/15/2014	1,455,000	1,507,744
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	4,515,000	4,910,063
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,345,000	1,432,425
Charter Communications Holdings LLC
12.125% due 01/15/2015	950,000	964,250
Charter Communications Operating LLC
8.00% due 04/30/2012	5,400,000	5,663,250
Charter Communications, Inc.
5.875% due 11/16/2009	459,000	818,741
Insight Communications, Inc.
12.25% due 02/15/2011	74,000	77,422
Shaw Communications, Inc.
8.25% due 04/11/2010	18,000	19,080
Young Broadcasting, Inc.
8.75% due 01/15/2014	37,000	36,168
10.00% due 03/01/2011	3,360,000	3,418,800

		25,809,955
Cellular Communications - 8.12%
American Cellular Corp.
10.00% due 08/01/2011	3,890,000	4,089,362
American Tower Corp.
5.00% due 02/15/2010	441,000	438,244
Centennial Communications Corp.
10.00% due 01/01/2013	2,430,000	2,636,550
10.75% due 12/15/2008	28,000	28,140
11.0994% due 01/01/2013 (b)	600,000	630,750
Dobson Communications Corp.
8.375% due 11/01/2011	976,000	1,039,440
8.875% due 10/01/2013	6,250,000	6,578,125
Rural Cellular Corp.
8.36% due 06/01/2013 (b)	4,475,000	4,475,000
9.75% due 01/15/2010	9,770,000	10,087,525
9.875% due 02/01/2010	1,220,000	1,282,525

		31,285,661
Chemicals - 1.31%
American Pacific Corp.
9.00% due 02/01/2015	4,650,000	4,690,688
Sterling Chemicals, Inc.
10.25% due 04/01/2015	340,000	344,250

		5,034,938
Containers & Glass - 2.82%
BWAY Corp.
10.00% due 10/15/2010	755,000	788,975
Graphic Packaging International Corp.
9.50% due 08/15/2013	2,750,000	2,925,312

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
Pliant Corp.
11.125% due 09/01/2009 ^		$552,000	$553,380
11.625% due 06/15/2009 ^		806,832	921,806
13.00% due 07/15/2010 ^		95,752	62,239
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		3,160,000	3,183,700
Stone Container Finance
7.375% due 07/15/2014		118,000	116,820
Tekni Plex, Inc., Series B
12.75% due 06/15/2010		1,949,000	1,841,805
US Corrugated, Inc.
10.00% due 06/12/2013		460,000	460,000

			10,854,037

Drugs & Health Care - 0.78%
Duane Reade, Inc.
9.75% due 08/01/2011		3,000,000	2,992,500

Educational Services - 0.45%
Riverdeep Interactive Learning
8.095% due 11/28/2013 (f)	EUR	1,720,658	1,728,899

Electrical Utilities - 1.38%
Calpine Corp.
8.50% due 07/15/2010		$1,790,000	1,883,975
CMS Energy Corp.
8.50% due 04/15/2011		37,000	40,205
Orion Power Holdings, Inc.
12.00% due 05/01/2010		2,945,000	3,390,431

			5,314,611

Electronics - 0.80%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009		919,000	887,984
10.00% due 02/15/2009		2,170,000	2,205,262

			3,093,246

Energy - 0.43%
Exide Technologies, Series B
10.50% due 03/15/2013		1,600,000	1,656,000

Financial Services - 2.33%
JSG Funding PLC
9.625% due 10/01/2012		207,000	218,385
Metallurg Holdings, Inc.
10.50% due 10/01/2010		3,500,000	3,666,250
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		1,122,000	1,116,390
Nexstar Finance, Inc.
7.00% due 01/15/2014		221,000	224,868
Ucar Finance, Inc.
10.25% due 02/15/2012		3,536,000	3,730,480

			8,956,373

Food & Beverages - 1.36%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011		4,360,000	4,087,500

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
Constellation Brands, Inc., Series B
8.125% due 01/15/2012	$55,000	$56,788
Dole Food Company, Inc.
7.25% due 06/15/2010	1,100,000	1,089,000

		5,233,288

Forest Products - 0.10%
Tembec Industries, Inc.
8.50% due 02/01/2011	720,000	383,400

Healthcare Products - 0.11%
Sybron Dental Specialties, Inc.
8.125% due 06/15/2012	423,000	440,414

Homebuilders - 0.01%
Meritage Homes Corp.
7.00% due 05/01/2014	18,000	17,483
Standard Pacific Corp.
6.50% due 10/01/2008	37,000	37,000

		54,483

Hotels & Restaurants - 1.85%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	1,595,000	1,640,856
CCM Merger, Inc.
8.00% due 08/01/2013	3,108,000	3,177,930
Turning Stone Resort Casino
9.125% due 09/15/2014	690,000	703,800
9.125% due 12/15/2010	1,563,000	1,586,445

		7,109,031

Household Products - 0.57%
Vitro SA de CV
9.125% due 02/01/2017	2,075,000	2,176,156

Leisure Time - 5.86%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	18,000	19,103
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010	460,000	483,000
Chukchansi Economic Development Authority
8.00% due 11/15/2013	2,262,000	2,341,170
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014 (b)	975,000	900,656
Fontainebleau Las Vegas Holdings LLC /
Fontainebleau Las Vegas Capital Corp.
10.25% due 06/15/2015	1,510,000	1,555,300
Great Canadian Gaming Corp.
7.25% due 02/15/2015	270,000	273,375
Isle of Capri Casinos
9.00% due 03/15/2012	265,000	276,925
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	1,876,500
Las Vegas Sands LLC
7.00% due 05/08/2014	2,025,000	2,031,014
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	2,460,000	2,558,400
Majestic Star Casino LLC
9.50% due 10/15/2010	2,605,000	2,735,250

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Majestic Star Casino LLC (continued)
9.75% due 01/15/2011	$3,000,000	$2,925,000
Marquee Holdings, Inc.
zero coupon, Step up to 12% on
08/15/2009 due 08/15/2014	820,000	725,700
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	750,000	793,125
Seminole Hard Rock Entertainment, Inc.
7.8475% due 03/15/2014 (b)	805,000	825,125
Seneca Gaming Corp.
7.25% due 05/01/2012	1,130,000	1,152,600
7.25% due 05/01/2012	1,080,000	1,101,600

		22,573,843
Manufacturing - 0.33%
Park-Ohio Industries, Inc.
8.375% due 11/15/2014	1,287,000	1,267,695

Medical-Hospitals - 1.93%
Alliance Imaging, Inc.
7.25% due 12/15/2012	2,000,000	1,965,000
HealthSouth Corp.
11.3544% due 06/15/2014 (b)	5,000,000	5,462,500

		7,427,500
Newspapers - 1.44%
Star Tribune Corp.
7.587% due 03/01/2015 (f)	180,000	177,600
7.587% due 03/01/2014 (f)	2,870,000	2,831,743
8.36% due 05/30/2014 (f)	2,570,000	2,535,742

		5,545,085
Paper - 2.17%
Abitibi-Consolidated, Inc.
7.40% due 04/01/2018	500,000	405,000
7.50% due 04/01/2028	347,000	268,925
7.75% due 06/15/2011	846,000	776,205
8.375% due 04/01/2015	925,000	823,250
Bowater Canada Finance Corp.
7.95% due 11/15/2011	55,000	53,006
Bowater, Inc.
9.50% due 10/15/2012	1,269,000	1,284,862
Buckeye Technologies, Inc.
9.25% due 09/15/2008	951,000	951,000
Newark Group, Inc.
9.75% due 03/15/2014	1,581,000	1,644,240
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	441,000	416,194
Pope & Talbot, Inc.
8.375% due 06/01/2013	2,200,000	1,750,000

		8,372,682
Petroleum Services - 0.66%
Hanover Compressor Company
8.625% due 12/15/2010	846,000	881,955
Hanover Equipment Trust
8.75% due 09/01/2011	1,600,000	1,652,000

		2,533,955

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Publishing - 1.46%
Quebecor World Capital Corp.
4.875% due 11/15/2008	$1,855,000	$1,824,856
6.125% due 11/15/2013	3,425,000	3,219,500
8.75% due 03/15/2016	560,000	578,200

		5,622,556
Retail - 1.26%
Eye Care Centers of America
10.75% due 02/15/2015	1,545,000	1,718,813
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	3,177,000	3,145,230

		4,864,043
Retail Grocery - 0.07%
Kroger Company
8.50% due 07/15/2017	243,114	258,673

Sanitary Services - 1.32%
Allied Waste North America, Inc.
4.25% due 04/15/2034	5,295,000	5,089,819

Steel - 0.52%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,955,000	2,008,763

Telecommunications Equipment &
Services - 0.48%
Mobile Satellite Ventures LP
zero coupon, Step up to 14% on
04/01/2010 due 04/01/2013	1,190,000	761,600
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014	1,065,000	1,075,650

		1,837,250
Tobacco - 1.27%
Alliance One International, Inc.
8.50% due 05/15/2012	900,000	924,750
11.00% due 05/15/2012	1,275,000	1,408,875
North Atlantic Trading Company
10.00% due 03/01/2012	2,626,750	2,571,720

		4,905,345
Travel Services - 1.20%
TDS Investor Corp.
9.875% due 09/01/2014	4,250,000	4,611,250

TOTAL CORPORATE BONDS (Cost $245,360,975)		$260,988,035

CONVERTIBLE BONDS - 6.85%

Air Travel - 6.85%
AMR Corp.
4.25% due 09/23/2023	4,090,000	7,004,125
UAL Corp.
4.50% due 06/30/2021	14,616,000	19,385,201

		26,389,326

TOTAL CONVERTIBLE BONDS (Cost $25,438,302)		$26,389,326

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.24%
Countrywide Alternative Loan Trust, Series
2006-OA12, Class X
2.3424% IO due 09/20/2046	$65,967,327	$3,298,367
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class G
7.8737% due 05/15/2037	515,000	515,000
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	1,750,000	1,737,695
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	1,325,000	1,315,766
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR8,
Class CX2P
zero coupon IO due 10/25/2046	43,082,389	1,763,685

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,298,254)		$8,630,513

ASSET BACKED SECURITIES - 1.33%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	1,525,000	1,544,242
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037	3,560,000	3,559,975

TOTAL ASSET BACKED SECURITIES
(Cost $5,099,917)		$5,104,217

COMMON STOCKS - 18.19%

Air Travel - 1.37%
Northwest Airlines Corp. ^ *	210,155	5,285,398

Broadcasting - 2.07%
Canadian Satellite Radio Holdings, Inc. *	577,161	1,887,733
XM Satellite Radio Holdings, Inc., Class A *	525,300	6,082,974

		7,970,707

Cable and Television - 4.21%
Adelphia Contingent Value Vehicle *	6,231,316	633,793
Charter Communications, Inc., Class A *	414,100	1,660,541
Comcast Corp.-Special Class A *	375,975	10,219,001
Time Warner Cable, Inc. *	95,906	3,683,749

		16,197,084

Commercial Services - 0.21%
Paragon Shipping, Inc. *	60,000	795,000

Containers & Glass - 0.00%
Pliant Corp. *	78	0

International Oil - 0.41%
Dominion Petroleum, Ltd., GDR *	1,263,190	1,587,928

Leisure Time - 1.42%
Isle of Capri Casinos, Inc. * (a)	221,850	5,484,132

Mining - 4.05%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	198,200	15,598,340

Sanitary Services - 1.11%
Allied Waste Industries, Inc. *	317,050	4,267,493

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 1.43%
Chunghwa Telecom Company, Ltd., ADR		293,261	$5,519,172

Telephone - 1.91%
Sprint Nextel Corp.		321,650	7,349,703

TOTAL COMMON STOCKS (Cost $63,762,978)			$70,054,957

PREFERRED STOCKS - 0.81%
Cellular Communications - 0.73%
Rural Cellular Corp., PIK *		2,254	2,811,865
Containers & Glass - 0.08%
Pliant Corp., Series AA *		685	308,250

TOTAL PREFERRED STOCKS (Cost $3,054,793)			$3,120,115

SHORT TERM INVESTMENTS - 0.94%
John Hancock Cash Investment Trust (c)		$3,614,567	$3,614,567

TOTAL SHORT TERM INVESTMENTS
(Cost $3,614,567)			$3,614,567

Total Investments (High Income Fund)
(Cost $369,745,916) - 102.14%			$393,312,528
Liabilities in Excess of Other Assets - (2.14)%			(8,230,979)

TOTAL NET ASSETS - 100.00%			$385,081,549

High Yield Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 0.79%
U.S. Treasury Notes - 0.79%
4.75% due 05/31/2012		$12,585,000	$12,527,973

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,522,567)			$12,527,973

FOREIGN GOVERNMENT OBLIGATIONS - 5.28%

Argentina - 0.48%
Republic of Argentina
0.6245% due 12/15/2035 (b)		48,000	7,560
0.6491% due 12/15/2035 (b)	ARS	5,863,355	253,293
0.6618% due 12/15/2035 (b)	EUR	587,000	118,055
2.00% due 01/03/2010 (b)	ARS	1,870,000	847,308
5.83% due 12/31/2033 (b)		858,954	419,317
7.00% due 09/12/2013		$751,000	732,225
7.00% due 03/18/2004 ^ (h)	EUR	6,100,000,000	1,410,862
7.00% due 03/18/2004 ^ (h)		625,000	287,968
7.625 due 08/11/2007		505,000,000	112,277
8.00% due 02/26/2008 ^		304,137	141,767
8.00% due 10/30/2009		175,000,000	37,994
8.125% due 04/21/2008 ^		625,000	285,740
8.125% due 10/04/2004 ^ (h)		375,000	166,979
8.50% due 02/23/2005 ^ (h)		2,400,000	574,464

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Argentina (continued)
Republic of Argentina (continued)
9.00% due 05/26/2009	EUR	100,000	$44,673
9.25% due 10/21/2002 ^ (h)		225,000	100,793
9.50% due 03/04/2004 ^ (h)		456,000	214,702
9.75% due 11/26/2003 ^ (h)		600,000	273,624
9.75% due 11/26/2003 ^ (h)		425,000	187,242
10.00% due 02/22/2007 ^ (h)		775,000	366,908
11.75% due 05/20/2011 ^		2,425,000	596,293
11.75% due 11/13/2026 ^		1,800,000	406,705

			7,586,749
Brazil - 1.19%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	2,849,000	2,467,462
7.125% due 01/20/2037		$1,875,000	2,114,062
8.25% due 01/20/2034		3,667,000	4,675,425
8.75% due 02/04/2025		1,395,000	1,800,945
8.875% due 10/14/2019		250,000	312,875
10.00% due 07/01/2010	BRL	13,482,000	7,221,827
10.50% due 07/14/2014		$112,000	143,360

			18,735,956
Colombia - 0.35%
Republic of Colombia
7.375% due 09/18/2037		722,000	807,196
10.375% due 01/28/2033		57,000	85,215
10.75% due 01/15/2013		3,725,000	4,617,138

			5,509,549
Ecuador - 0.13%
Republic of Ecuador
9.375% due 12/15/2015		60,000	56,700
10.00% due 08/15/2030		2,222,000	1,977,580

			2,034,280
El Salvador - 0.01%
Republic of El Salvador, Series REGS
8.25% due 04/10/2032		87,000	107,663

Mexico - 0.94%
Government of Mexico
5.875% due 01/15/2014		3,920,000	4,010,160
6.625% due 03/03/2015		1,274,000	1,365,091
6.75% due 09/27/2034		5,451,000	6,066,963
8.375% due 01/14/2011		429,000	471,900
11.375% due 09/15/2016		2,075,000	2,946,500

			14,860,614
Panama - 0.27%
Republic of Panama
6.70% due 01/26/2036		1,319,000	1,384,950
9.375% due 04/01/2029		2,150,000	2,926,150

			4,311,100
Peru - 0.12%
Republic of Peru
6.55% due 03/14/2037		258,000	268,707
7.35% due 07/21/2025		77,000	88,742

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Peru (continued)
Republic of Peru (continued)
8.75% due 11/21/2033		$1,172,000	$1,558,760

			1,916,209
Russia - 0.10%
Russian Federation
11.00% due 07/24/2018		100,000	142,190
12.75% due 06/24/2028		771,000	1,395,325

			1,537,515
Turkey - 1.00%
Republic of Turkey
6.875% due 03/17/2036		8,069,000	7,811,599
7.00% due 06/05/2020		146,000	148,643
7.00% due 09/26/2016		535,000	548,375
7.375% due 02/05/2025		1,929,000	2,001,337
11.875% due 01/15/2030		1,480,000	2,305,100
14.00% due 01/19/2011	TRY	3,896,000	2,856,179

			15,671,233
Uruguay - 0.08%
Republic of Uruguay
7.625% due 03/21/2036		$1,038,633	1,176,252

Venezuela - 0.61%
Republic of Venezuela
5.75% due 02/26/2016		4,667,000	4,176,965
7.65% due 04/21/2025		949,000	951,372
8.50% due 10/08/2014		339,000	360,188
9.375% due 01/13/2034		1,588,000	1,846,050
10.75% due 09/19/2013		1,952,000	2,272,128

			9,606,703

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $78,605,018)			$83,053,823

CORPORATE BONDS - 88.72%

Advertising - 0.88%
Lamar Media Corp.
6.625% due 08/15/2015		4,275,000	4,253,625
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013		510,000	502,350
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		685,000	674,725
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		7,900,000	8,512,250

			13,942,950
Aerospace - 1.27%
Alliant Techsystems, Inc.
6.75% due 04/01/2016		2,025,000	2,055,375
DRS Technologies, Inc.
6.625% due 02/01/2016		280,000	282,100
6.875% due 11/01/2013		4,925,000	4,961,938
Hawker Beechcraft Acquisition Company LLC
9.75% due 04/01/2017		4,510,000	4,825,700
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015		4,050,000	4,272,750

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Aerospace (continued)
Sequa Corp.
9.00% due 08/01/2009	$2,300,000	$2,426,500
TransDigm, Inc.
7.75% due 07/15/2014	1,085,000	1,128,400

		19,952,763
Air Travel - 0.32%
Continental Airlines, Inc.
6.541% due 09/15/2008	155,870	155,675
6.80% due 07/02/2007	139,326	139,326
8.75% due 12/01/2011 (a)	2,945,000	2,886,100
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	1,905,000	1,935,956

		5,117,057
Aluminum - 0.48%
Novelis, Inc.
7.25% due 02/15/2015	7,236,100	7,634,086

Apparel & Textiles - 0.85%
Levi Strauss & Company
8.875% due 04/01/2016	595,000	631,444
9.75% due 01/15/2015	7,585,000	8,239,206
Oxford Industries, Inc.
8.875% due 06/01/2011	1,925,000	2,002,000
Simmons Holdco, Inc., Tranche PIK
10.61% due 02/15/2012 (b)(f)	2,500,000	2,475,000

		13,347,650
Auto Parts - 1.01%
Keystone Automotive Operations
9.75% due 11/01/2013	4,200,000	3,738,000
Visteon Corp.
8.25% due 08/01/2010	11,945,000	12,124,175

		15,862,175
Auto Services - 1.64%
Ashtead Holdings PLC
8.625% due 08/01/2015	1,505,000	1,587,775
Hertz Corp.
8.875% due 01/01/2014	6,475,000	6,968,719
10.50% due 01/01/2016	7,435,000	8,392,256
Penhall Holdings, Tranche PIK
12.00% due 08/01/2014 (b)(f)	2,500,000	2,510,950
Penhall International Corp.
12.00% due 08/01/2014	5,770,000	6,347,000

		25,806,700
Automobiles - 3.12%
AutoNation, Inc.
7.00% due 04/15/2014	515,000	520,150
7.3556% due 04/15/2013 (b)	3,030,000	3,060,300
Ford Motor Company
4.25% due 12/15/2036	1,090,000	1,249,358
7.45% due 07/16/2031	20,525,000	16,881,813
8.875% due 01/15/2022	2,555,000	2,280,337
8.90% due 01/15/2032	4,825,000	4,282,187
General Motors Corp.
7.20% due 01/15/2011	2,655,000	2,548,800

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Automobiles (continued)
General Motors Corp. (continued)
8.375% due 07/15/2033	$19,595,000	$18,223,350

		49,046,295
Banking - 1.70%
ATF Capital BV
9.25% due 02/21/2014	7,890,000	7,929,450
Banco Mercantil del Norte SA
6.135% due 10/13/2016	490,000	491,918
HSBC Bank USA, Series BKNT
6.9704% due 11/01/2011 (b)	247,828	257,096
6.9809% due 11/01/2011 (b)	257,513	266,687
HSBK Europe BV
7.25% due 05/03/2017	7,160,000	7,111,641
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)	1,864,000	1,817,620
ICICI Bank, Ltd., Series REGS
6.375% due 04/30/2022 (b)	965,000	961,728
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017	944,000	946,832
RSHB Capital SA for OJSC Russian Agricultural
Bank
7.175% due 05/16/2013	1,479,000	1,565,891
TuranAlem Finance BV
8.25% due 01/22/2037	4,265,000	4,222,350
TuranAlem Finance BV, Series REGS
8.25% due 01/22/2037	1,148,000	1,141,915

		26,713,128
Broadcasting - 0.50%
CMP Susquehanna Corp.
9.875% due 05/15/2014	4,350,000	4,437,000
XM Satellite Radio, Inc.
9.75% due 05/01/2014	2,470,000	2,482,350
9.8563% due 05/01/2013 (b)	1,010,000	993,588

		7,912,938
Building Materials & Construction - 1.41%
Ainsworth Lumber Company, Ltd.
6.75% due 03/15/2014	1,050,000	796,687
7.25% due 10/01/2012	1,640,000	1,277,150
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	3,185,000	2,452,450
9.75% due 04/15/2012	8,485,000	8,888,038
Masonite Corp.
11.00% due 04/06/2015	745,000	704,025
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	10,740,000	8,055,000

		22,173,350
Business Services - 1.76%
Affinion Group, Inc.
10.125% due 10/15/2013	4,865,000	5,327,175
11.50% due 10/15/2015	4,490,000	5,017,575

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Business Services (continued)
Allied Security Escrow Corp.
11.375% due 07/15/2011	$9,005,000	$9,140,075
Sungard Data Systems, Inc.
9.125% due 08/15/2013	4,126,000	4,383,875
10.25% due 08/15/2015	3,480,000	3,806,250

		27,674,950
Cable and Television - 4.81%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	1,000,000	1,015,000
Charter Communications Holdings I LLC
11.75% due 05/15/2014	12,150,000	12,271,500
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	7,949,000	8,644,538
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	4,940,000	5,261,100
10.25% due 10/01/2013	3,703,000	4,110,330
Charter Communications Holdings LLC
11.75 due 05/15/2011	1,585,000	1,640,475
12.125 due 01/15/2012	1,760,000	1,830,400
Charter Communications Operating LLC
8.375% due 04/30/2014	1,525,000	1,601,250
CSC Holdings, Inc.
6.75% due 04/15/2012	2,550,000	2,518,125
7.25% due 07/15/2008	550,000	556,875
7.625% due 07/15/2018	1,403,000	1,410,015
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	780,000	799,500
8.125% due 08/15/2009	3,500,000	3,626,875
8.125% due 07/15/2009	470,000	487,037
EchoStar DBS Corp.
6.625% due 10/01/2014	6,575,000	6,575,000
7.125% due 02/01/2016 (a)	4,085,000	4,192,231
ION Media Networks, Inc.
11.606% due 01/15/2013 (b)	1,045,000	1,089,412
Quebecor Media, Inc.
7.75% due 03/15/2016	955,000	1,002,750
Rainbow National Services LLC
8.75% due 09/01/2012	1,385,000	1,478,488
10.375% due 09/01/2014	3,860,000	4,332,850
Rogers Cable, Inc.
8.75% due 05/01/2032	750,000	926,955
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	4,615,000	4,799,600
Univision Communications, Inc., PIK
9.75% due 03/15/2015	1,905,000	1,981,200
Videotron Ltee.
6.375% due 12/15/2015	1,675,000	1,654,063

		75,658,669
Cellular Communications - 1.98%
Rogers Wireless, Inc.
7.25% due 12/15/2012	270,000	287,903
9.625% due 05/01/2011	100,000	113,154

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cellular Communications (continued)
Rural Cellular Corp.
8.25% due 03/15/2012	$5,590,000	$5,883,475
8.36% due 06/01/2013 (b)	3,710,000	3,710,000
9.875% due 02/01/2010	2,025,000	2,128,781
True Move Company, Ltd.
10.75% due 12/16/2013	13,840,000	14,774,200
True Move Company, Ltd., Series REGS
10.75% due 12/16/2013	700,000	747,544
UBS Luxembourg SA for OJSC Vimpel
Communications, Series REGS
8.25% due 05/23/2016	3,240,000	3,480,084

		31,125,141
Chemicals - 1.61%
Equistar Chemicals LP
10.625% due 05/01/2011	3,300,000	3,481,500
Georgia Gulf Corp.
9.50% due 10/15/2014	6,360,000	6,487,200
Huntsman International LLC
7.875% due 11/15/2014	1,975,000	2,076,219
IMC Global, Inc.
7.30% due 01/15/2028	25,000	24,375
Lyondell Chemical Company
8.00% due 09/15/2014	1,470,000	1,554,525
8.25% due 09/15/2016	1,210,000	1,309,825
10.50% due 06/01/2013	30,000	32,775
Methanex Corp.
8.75% due 08/15/2012	3,615,000	3,994,575
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	685,000	715,825
Montell Finance Company BV
8.10% due 03/15/2027	4,155,000	4,134,225
Westlake Chemical Corp.
6.625% due 01/15/2016	1,490,000	1,467,650

		25,278,694
Coal - 0.27%
International Coal Group, Inc.
10.25% due 07/15/2014	4,000,000	4,205,000
Peabody Energy Corp.
6.875% due 03/15/2013	50,000	50,625

		4,255,625
Commercial Services - 0.60%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	5,374,000	5,763,615
Rental Service Corp.
9.50% due 12/01/2014	3,395,000	3,649,625

		9,413,240
Computers & Business Equipment - 0.36%
Activant Solutions, Inc.
9.50% due 05/01/2016	5,620,000	5,620,000

Construction Materials - 0.15%
Nortek, Inc.
8.50% due 09/01/2014	2,415,000	2,396,887

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Containers & Glass - 2.88%
Graham Packaging Company, Inc.
9.875% due 10/15/2014	$7,715,000	$7,946,450
Graphic Packaging International Corp.
9.50% due 08/15/2013	8,335,000	8,866,356
Greif, Inc.
6.75% due 02/01/2017	4,185,000	4,226,850
Owens-Brockway Glass Container, Inc.
7.75% due 05/15/2011	3,350,000	3,467,250
8.25% due 05/15/2013	3,550,000	3,745,250
8.75% due 11/15/2012	2,450,000	2,578,625
8.875% due 02/15/2009	2,400,000	2,454,000
Owens-Illinois, Inc.
7.35% due 05/15/2008	200,000	201,750
Owens-Illinois, Inc., Series 2010
7.50% due 05/15/2010	850,000	874,438
Plastipak Holdings, Inc.
8.50% due 12/15/2015	1,790,000	1,906,350
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,350,000	8,812
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017 (a)	7,505,000	7,561,288
8.375% due 07/01/2012	1,505,000	1,535,100

		45,372,519
Correctional Facilities - 0.28%
Corrections Corp. of America
6.25% due 03/15/2013	3,725,000	3,683,094
6.75% due 01/31/2014	750,000	756,562

		4,439,656
Cosmetics & Toiletries - 0.09%
Playtex Products, Inc.
9.375% due 06/01/2011	1,425,000	1,469,531

Crude Petroleum & Natural Gas - 2.73%
Chaparral Energy, Inc.
8.50% due 12/01/2015	960,000	962,400
Chesapeake Energy Corp.
6.25% due 01/15/2018	6,185,000	6,138,613
6.375% due 06/15/2015	815,000	815,000
6.50% due 08/15/2017	3,295,000	3,262,050
6.625% due 01/15/2016	1,000,000	1,013,750
7.00% due 08/15/2014	425,000	437,750
Encore Acquisition Company
6.00% due 07/15/2015	25,000	22,750
Energy Partners, Ltd.
9.75% due 04/15/2014	1,230,000	1,246,912
Geokinetics, Inc.
11.855% due 12/15/2012 (b)	3,065,000	3,156,950
Houston Exploration Company
7.00% due 06/15/2013	4,000,000	4,040,000
Mariner Energy, Inc.
7.50% due 04/15/2013	1,820,000	1,815,450
8.00% due 05/15/2017	1,760,000	1,795,200
OPTI Canada, Inc.
8.25% due 12/15/2014	2,950,000	3,127,000

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas
(continued)
PetroHawk Energy Corp.
9.125% due 07/15/2013	$2,465,000	$2,649,875
Petrozuata Finance, Inc.
8.22% due 04/01/2017	219,000	222,285
Petrozuata Finance, Inc., Series REGS
8.22% due 04/01/2017	1,373,000	1,400,295
8.22% due 04/01/2017	2,995,000	3,024,950
Pogo Producing Company
6.875% due 10/01/2017	1,725,000	1,746,563
7.875% due 05/01/2013	1,330,000	1,396,500
8.25% due 04/15/2011	925,000	948,125
Quicksilver Resources, Inc.
7.125% due 04/01/2016	3,800,000	3,771,500

		42,993,918
Domestic Oil - 2.80%
Ashmore Energy
8.35% due 03/30/2014 (b)(f)	3,720,000	3,729,300
Exco Resources, Inc.
7.25% due 01/15/2011	7,190,000	7,261,900
Sandridge Energy, Tranche
8.625% due 04/01/2015 (b)(f)	9,500,000	9,832,500
Stone Energy Corp.
6.75% due 12/15/2014	3,855,000	3,642,975
8.25% due 12/15/2011	8,355,000	8,522,100
Swift Energy Company
7.625% due 07/15/2011	1,550,000	1,590,687
9.375% due 05/01/2012	3,175,000	3,323,844
Whiting Petroleum Corp.
7.00% due 02/01/2014	1,165,000	1,130,050
7.25% due 05/01/2012	5,185,000	5,081,300

		44,114,656
Educational Services - 0.69%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012	240,000	218,400
American Achievement Corp.
8.25% due 04/01/2012	695,000	712,375
Education Management Corp.
8.75% due 06/01/2014	2,895,000	3,075,937
10.25% due 06/01/2016	6,326,000	6,895,340

		10,902,052
Electrical Utilities - 2.82%
AES China Generating Company
8.25% due 06/26/2010	605,000	604,437
AES Corp.
7.75% due 03/01/2014	195,000	205,481
8.75% due 06/15/2008	850,000	872,312
8.75% due 05/15/2013	100,000	106,375
8.875% due 02/15/2011	2,520,000	2,715,300
9.00% due 05/15/2015	180,000	191,700
9.375% due 09/15/2010	5,000,000	5,475,000
9.50% due 06/01/2009	1,775,000	1,885,937

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
AES El Salvador Trust, Series REGS
6.75% due 02/01/2016	$703,000	$736,322
Edison Mission Energy
7.20% due 05/15/2019	3,670,000	3,656,238
7.50% due 06/15/2013	540,000	554,850
7.625% due 05/15/2027 (a)	3,910,000	3,958,875
7.75% due 06/15/2016	3,140,000	3,265,600
Midwest Generation LLC, Series B
8.56% due 01/02/2016	1,360,724	1,489,993
Mirant Americas Generation LLC
8.30% due 05/01/2011	6,204,000	6,607,260
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	2,084,250	2,368,229
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	409,204	510,482
Orion Power Holdings, Inc.
12.00% due 05/01/2010	6,820,000	7,851,525
Reliant Energy, Inc.
9.25% due 07/15/2010	51,100	53,591
TXU Corp., Series Q
6.50% due 11/15/2024	1,150,000	986,782
TXU Corp., Series R
6.55% due 11/15/2034	290,000	244,503

		44,340,792
Electronics - 0.69%
L-3 Communications Corp.
7.625% due 06/15/2012	2,575,000	2,665,125
L-3 Communications Corp., Series B
6.375% due 10/15/2015	8,173,000	8,152,567

		10,817,692
Energy - 2.70%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	9,630,000	9,533,700
Inergy, LP
6.875% due 12/15/2014	3,150,000	3,118,500
Mirant North America LLC
7.375% due 12/31/2013	3,500,000	3,701,250
NRG Energy, Inc.
7.25% due 02/01/2014	2,350,000	2,414,625
7.375% due 02/01/2016	11,500,000	11,931,250
7.375% due 01/15/2017	2,805,000	2,917,200
Sonat, Inc.
7.625% due 07/15/2011	2,900,000	3,046,923
VeraSun Energy Corp.
9.375% due 06/01/2017	5,805,000	5,783,231

		42,446,679
Financial Services - 5.04%
DJ CDX HY, Series 7-T3
8.00% due 12/29/2011	2,010,000	2,037,637
DJ CDX NA HY, Series 8-T3
7.50% due 06/29/2012	1,480,000	1,460,464
E*Trade Financial Corp.
7.375% due 09/15/2013	2,815,000	2,931,119
7.875% due 12/01/2015	635,000	684,212

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
El Paso Performance-Linked Trust
7.75% due 07/15/2011		$9,075,000	$9,596,812
Ford Motor Credit Company
7.00% due 10/01/2013		3,565,000	3,411,691
7.875% due 06/15/2010		925,000	933,921
8.00% due 12/15/2016		2,890,000	2,868,646
8.105% due 01/13/2012 (b)		1,400,000	1,406,824
10.605% due 06/15/2011 (b)		7,400,000	8,096,029
General Motors Acceptance Corp.
6.875% due 08/28/2012		3,730,000	3,748,161
8.00% due 11/01/2031		19,630,000	21,565,577
Global Cash Access LLC
8.75% due 03/15/2012		4,250,000	4,451,875
JSG Funding PLC
7.75% due 04/01/2015		1,275,000	1,310,063
9.625% due 10/01/2012		410,000	432,550
10.125% due 10/01/2012	EUR	11,000	15,741
Nell AF SARL
8.375% due 08/15/2015		$5,200,000	5,369,000
TNK-BP Finance SA
6.625% due 03/20/2017		250,000	245,268
7.50% due 07/18/2016		1,220,000	1,279,780
TNK-BP Finance SA, Series REGS
6.625% due 03/20/2017		1,870,000	1,841,950
TRAINS HY-2006 -1
7.548% due 05/01/2016		4,650,100	4,721,154
Ucar Finance, Inc.
10.25% due 02/15/2012		959,000	1,011,745

			79,420,219
Food & Beverages - 0.95%
Dole Food Company, Inc.
7.25% due 06/15/2010		1,740,000	1,722,600
8.75% due 07/15/2013		425,000	428,187
8.875% due 03/15/2011 (a)		4,325,000	4,411,500
Nutro Products, Inc.
9.37% due 10/15/2013 (b)		1,270,000	1,333,500
10.75% due 04/15/2014		3,525,000	4,036,125
Sbarro, Inc.
10.375% due 02/01/2015		2,960,000	3,063,600

			14,995,512
Funeral Services - 0.35%
Service Corp. International
6.75% due 04/01/2016		880,000	865,700
7.50% due 04/01/2027		2,655,000	2,628,450
7.625% due 10/01/2018		1,310,000	1,388,600
7.875% due 02/01/2013		690,000	719,725

			5,602,475
Furniture & Fixtures - 0.93%
Norcraft Companies LP
9.00% due 11/01/2011		4,375,000	4,571,875
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012		5,395,000	5,030,838

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Furniture & Fixtures (continued)
Sealy Mattress Company
8.25% due 06/15/2014	$4,775,000	$4,989,875

		14,592,588
Gas & Pipeline Utilities - 2.29%
El Paso Corp.
7.375% due 12/15/2012	225,000	235,828
7.75% due 01/15/2032	3,725,000	4,085,263
7.80% due 08/01/2031	6,395,000	7,014,068
7.875% due 06/15/2012	5,675,000	6,052,666
Southern Natural Gas Company
8.00% due 03/01/2032	580,000	677,859
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	2,935,000	3,316,550
Williams Companies, Inc.
7.125% due 09/01/2011	50,000	52,438
7.625% due 07/15/2019	3,050,000	3,347,375
7.875% due 09/01/2021 (a)	4,680,000	5,241,600
8.125% due 03/15/2012	125,000	136,094
8.75% due 03/15/2032	4,975,000	5,920,250

		36,079,991
Healthcare Products - 1.07%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	2,805,000	2,766,431
Ameripath Intermediate Holdings Inc.
10.61% due 02/15/2014 (b)	1,770,000	1,774,425
Leiner Health Products, Inc.
11.00% due 06/01/2012	9,845,000	9,697,325
Universal Hospital Services, Inc.
8.759% due 06/01/2015 (b)	1,300,000	1,319,500
Universal Hospital Services, Inc.,PIK
8.50% due 06/01/2015	1,280,000	1,307,200

		16,864,881
Healthcare Services - 1.82%
DaVita, Inc.
6.625% due 03/15/2013	310,000	311,550
6.625% due 03/15/2013	535,000	535,669
7.25% due 03/15/2015	6,375,000	6,534,375
Iasis Holdco, Inc., Tranche PIK
10.61% due 06/15/2014 (b)(f)	5,000,000	5,022,950
U.S. Oncology Holdings, Inc., PIK
9.797% due 03/15/2012 (b)	5,775,000	5,753,344
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	1,915,000	1,622,962
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	8,470,000	8,872,325

		28,653,175
Holdings Companies/Conglomerates - 0.25%
Ashtead Capital, Inc.
9.00% due 08/15/2016	3,602,000	3,899,165

Homebuilders - 0.38%
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	205,000	188,600

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Homebuilders (continued)
K Hovnanian Enterprises, Inc. (continued)
8.625% due 01/15/2017 (a)	$5,595,000	$5,818,800

		6,007,400
Hotels & Restaurants - 0.85%
Buffets, Inc.
12.50% due 11/01/2014	4,290,000	4,375,800
CCM Merger, Inc.
8.00% due 08/01/2013	3,405,000	3,481,613
Denny's Corp.
10.00% due 10/01/2012	2,500,000	2,662,500
El Pollo Loco, Inc.
11.75% due 11/15/2013	2,600,000	2,860,000

		13,379,913
Household Products - 0.28%
Jarden Corp.
7.50% due 05/01/2017	4,295,000	4,380,900

Industrial Machinery - 0.41%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	5,975,000	6,453,000

Insurance - 0.27%
Crum & Forster Holdings Corp.
7.75% due 05/01/2017	4,200,000	4,231,500

International Oil - 1.61%
Corral Finans AB, PIK
6.855% due 04/15/2010 (b)	3,800,000	3,847,500
Gaz Capital for Gazprom
6.212% due 11/22/2016	4,020,000	4,009,950
6.51% due 03/07/2022	2,700,000	2,747,250
Gazprom OAO, Series A6
6.95 due 08/06/2009	37,840,000	1,478,605
OAO Gazprom, Series A7
6.79% due 10/29/2009	93,970,000	3,653,743
OAO Gazprom, Series A8
7.00% due 10/27/2011	31,320,000	1,218,995
Pemex Project Funding Master Trust
6.625% due 06/15/2035	3,850,000	4,081,000
9.125% due 10/13/2010	250,000	278,125
Petroplus Finance, Ltd.
6.75% due 05/01/2014	1,510,000	1,511,887
7.00% due 05/01/2017	2,450,000	2,468,375

		25,295,430
Internet Content - 0.00%
PSINet, Inc.
11.00% due 08/01/2009 ^	193,291	1,933

Leisure Time - 5.09%
AMC Entertainment, Inc.
11.00% due 02/01/2016	8,455,000	9,649,269
Boyd Gaming Corp.
6.75% due 04/15/2014	5,900,000	5,951,625
7.75% due 12/15/2012	25,000	26,000
Caesars Entertainment, Inc.
7.00% due 04/15/2013	635,000	672,306

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	$1,695,000	$1,707,712
Fontainebleau Las Vegas Holdings LLC /
Fontainebleau Las Vegas Capital Corp.
10.25% due 06/15/2015	2,740,000	2,822,200
Herbst Gaming, Inc.
7.00% due 11/15/2014	3,750,000	3,534,375
8.125% due 06/01/2012	800,000	814,000
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	4,665,000	5,049,862
Isle of Capri Casinos
7.00% due 03/01/2014	6,575,000	6,509,250
Las Vegas Sands Corp.
6.375% due 02/15/2015	4,050,000	3,958,875
MGM Mirage, Inc.
5.875% due 02/27/2014	1,100,000	1,023,000
6.625% due 07/15/2015	260,000	246,675
6.75% due 09/01/2012	2,200,000	2,178,000
7.50% due 06/01/2016	875,000	861,875
7.625% due 01/15/2017	1,140,000	1,125,750
8.375% due 02/01/2011	2,800,000	2,926,000
9.75% due 06/01/2007	1,500,000	1,500,000
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	3,300,000	3,341,250
Park Place Entertainment Corp.
7.875% due 03/15/2010	525,000	549,281
8.125% due 05/15/2011	2,250,000	2,382,188
8.875% due 09/15/2008	2,525,000	2,603,906
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	2,550,000	2,655,188
8.75% due 10/01/2013	3,050,000	3,233,000
River Rock Entertainment Authority
9.75% due 11/01/2011	445,000	470,588
Seneca Gaming Corp.
7.25% due 05/01/2012	1,825,000	1,861,500
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	990,000	1,032,075
9.15% due 02/01/2014 (b)	1,125,000	1,150,312
Station Casinos, Inc.
6.50% due 02/01/2014	500,000	463,125
6.625% due 03/15/2018	1,965,000	1,768,500
7.75% due 08/15/2016	3,625,000	3,742,813
Warner Music Group
7.375% due 04/15/2014	4,455,000	4,326,919

		80,137,419
Manufacturing - 0.39%
Belden CDT, Inc.
7.00% due 03/15/2017	1,380,000	1,412,930
Koppers, Inc.
9.875% due 10/15/2013	4,425,000	4,812,187

		6,225,117
Medical-Hospitals - 3.00%
Genesis Healthcare Corp.
8.00% due 10/15/2013	2,400,000	2,553,000

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Medical-Hospitals (continued)
HCA, Inc.
6.25% due 02/15/2013	$201,000	$187,181
6.375% due 01/15/2015	3,875,000	3,419,688
6.50% due 02/15/2016	2,780,000	2,446,400
7.50% due 12/15/2023	3,050,000	2,729,213
7.50% due 11/15/2095	1,265,000	1,041,190
7.69% due 06/15/2025	405,000	368,945
8.36% due 04/15/2024	150,000	143,281
8.75% due 09/01/2010	600,000	637,500
9.25% due 11/15/2016	4,405,000	4,828,981
9.625% due 11/15/2016	5,965,000	6,576,413
Tenet Healthcare Corp.
6.875% due 11/15/2031	9,000	7,200
7.375% due 02/01/2013	5,176,000	4,878,380
9.25% due 02/01/2015	900,000	897,750
9.875% due 07/01/2014	9,815,000	10,060,375
Triad Hospitals, Inc.
7.00% due 11/15/2013	6,130,000	6,421,175

		47,196,672
Mining - 1.84%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	18,710,000	20,440,675
Vale Overseas, Ltd.
6.875% due 11/21/2036	7,072,000	7,243,751
8.25% due 01/17/2034	1,021,000	1,219,824

		28,904,250
Office Furnishings & Supplies - 0.29%
Interface, Inc.
9.50% due 02/01/2014	3,075,000	3,351,750
10.375% due 02/01/2010	1,075,000	1,182,500

		4,534,250
Paper - 2.01%
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013 (a)	5,930,000	4,921,900
7.40% due 04/01/2018	1,250,000	1,012,500
8.375% due 04/01/2015	1,955,000	1,739,950
Appleton Papers, Inc.
8.125% due 06/15/2011	1,700,000	1,770,125
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	4,755,000	5,016,525
NewPage Corp.
11.6063% due 05/01/2012 (b)	6,345,000	7,050,881
12.00% due 05/01/2013	2,050,000	2,275,500
Smurfit Capital Funding PLC
7.50% due 11/20/2025	2,010,000	2,077,838
Verso Paper Holdings LLC
9.125% due 08/01/2014	350,000	371,000
11.375% due 08/01/2016	2,350,000	2,514,500
Verso Paper Holdings, Inc., Tranche
11.61% due 02/01/2013 (b)(f)	3,000,000	2,902,500

		31,653,219

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services - 2.12%
Belden & Blake Corp.
8.75% due 07/15/2012	$5,820,000	$5,994,600
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,690,000	1,768,162
Complete Production Services, Inc.
8.00% due 12/15/2016	4,135,000	4,300,400
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	4,375,000	4,451,563
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	1,500,000	1,487,930
8.375% due 08/01/2066 (b)	2,800,000	3,044,387
PGS Solutions Inc.
9.625% due 02/15/2015	3,330,000	3,396,996
Pride International, Inc.
7.375% due 07/15/2014	1,270,000	1,308,100
SemGroup LP
8.75% due 11/15/2015	7,150,000	7,480,687
SESI LLC
6.875% due 06/01/2014	195,000	195,975

		33,428,800
Plastics - 0.20%
Milacron Escrow Corp.
11.50% due 05/15/2011	3,085,000	3,146,700

Publishing - 1.08%
Dex Media East LLC
12.125% due 11/15/2012	575,000	623,875
Dex Media West LLC
8.50% due 08/15/2010	50,000	52,187
9.875% due 08/15/2013	1,700,000	1,846,625
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	3,660,000	3,440,400
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	2,670,000	2,509,800
8.00% due 11/15/2013	25,000	26,125
Idearc, Inc.
8.00% due 11/15/2016	5,230,000	5,413,050
Primedia, Inc.
8.875% due 05/15/2011	3,035,000	3,126,050

		17,038,112
Railroads & Equipment - 0.77%
American Railcar Industries, Inc.
7.50% due 03/01/2014	1,610,000	1,662,325
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	5,215,000	5,632,200
12.50% due 06/15/2012	205,000	218,325
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	2,270,000	2,304,050
7.625% due 12/01/2013	1,150,000	1,174,438
Kansas City Southern Railway Company
7.50% due 06/15/2009	1,060,000	1,083,850

		12,075,188

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate - 1.67%
Ashton Woods USA
9.50% due 10/01/2015	$2,950,000	$2,787,750
Forest City Enterprises
7.625% due 06/01/2015	145,000	147,900
Host Marriott LP, REIT
6.375% due 03/15/2015	1,300,000	1,295,125
7.125% due 11/01/2013 (a)	5,100,000	5,227,500
Kimball Hill, Inc.
10.50% due 12/15/2012	1,860,000	1,776,300
Realogy Corp.
10.50% due 04/15/2014	1,160,000	1,164,350
12.375% due 04/15/2015	8,940,000	8,716,500
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	1,185,000	1,196,850
6.75% due 04/01/2017	3,890,000	3,987,250

		26,299,525
Retail - 0.54%
Eye Care Centers of America
10.75% due 02/15/2015	1,760,000	1,958,000
Suburban Propane Partners LP
6.875% due 12/15/2013	6,600,000	6,550,500

		8,508,500
Retail Grocery - 0.28%
Delhaize America, Inc.
9.00% due 04/15/2031	3,605,000	4,461,945

Retail Trade - 1.10%
American Greetings Corp.
7.375% due 06/01/2016	375,000	382,969
Blockbuster, Inc.
9.00% due 09/01/2012	4,680,000	4,639,050
FTD, Inc.
7.75% due 02/15/2014	2,640,000	2,646,600
Neiman Marcus Group, Inc.
9.00% due 10/15/2015	1,600,000	1,756,000
10.375% due 10/15/2015	6,855,000	7,711,875
Rite Aid Corp.
9.50% due 06/15/2017	200,000	201,000

		17,337,494
Sanitary Services - 0.62%
Allied Waste North America, Inc.
6.375% due 04/15/2011	1,725,000	1,733,625
6.875% due 06/01/2017	950,000	967,813
7.25% due 03/15/2015	3,000,000	3,097,500
Allied Waste North America, Inc., Series B
7.375% due 04/15/2014	660,000	677,325
9.25% due 09/01/2012	3,094,000	3,256,435

		9,732,698
Semiconductors - 0.56%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	4,295,000	4,300,369
NXP BV/NXP Funding LLC
9.50% due 10/15/2015	1,745,000	1,806,075

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Semiconductors (continued)
NXP Funding LLC
7.875% due 10/15/2014	$2,575,000	$2,652,250

		8,758,694
Software - 0.38%
UGS Capital Corp. II, PIK
10.348% due 06/01/2011 (b)	3,582,068	3,680,575
UGS Corp.
10.00% due 06/01/2012	2,075,000	2,260,457

		5,941,032
Steel - 1.06%
Chaparral Steel Company
10.00% due 07/15/2013	535,000	596,525
Metals USA Holdings Corp.
11.356% due 01/15/2012 (b)	4,280,000	4,242,550
Metals USA, Inc.
11.125% due 12/01/2015	6,620,000	7,430,950
Tube City IMS Corp.
9.75% due 02/01/2015	4,175,000	4,383,750

		16,653,775
Telecommunications Equipment &
Services - 5.32%
Axtel SAB de CV
7.625% due 02/01/2017	6,480,000	6,544,800
Axtel SAB de CV, Series REGS
7.625% due 02/01/2017	350,000	354,021
Citizens Communications Company
7.05% due 10/01/2046	1,000,000	865,000
7.125% due 03/15/2019	885,000	880,575
7.875% due 01/15/2027	4,270,000	4,387,425
9.25% due 05/15/2011	100,000	110,500
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022	3,798,000	3,721,213
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	5,670,000	6,520,500
Inmarsat Finance PLC
10.375 due 11/15/2012	3,010,000	2,889,600
Intelsat Bermuda, Ltd.
8.872% due 01/15/2015 (b)	3,080,000	3,149,300
9.25% due 06/15/2016	3,835,000	4,247,263
11.25% due 06/15/2016	10,550,000	12,053,375
iPCS, Inc.
7.48% due 05/01/2013 (b)	3,140,000	3,147,850
Level 3 Communications, Inc.
9.25% due 11/01/2014	3,045,000	3,178,219
Level 3 Financing, Inc.
8.75% due 02/15/2017	3,600,000	3,694,500
9.15% due 02/15/2015 (b)	1,700,000	1,729,750
Lucent Technologies, Inc.
6.45% due 03/15/2029	3,775,000	3,496,594
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	1,235,000	1,307,556
PanAmSat Corp.
9.00% due 08/15/2014	655,000	707,400
9.00% due 06/15/2016	905,000	990,975

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
United States West Communications, Inc.
6.875% due 09/15/2033	$12,991,000	$12,471,360
Wind Acquisition Finance SA
10.75% due 12/01/2015	700,000	819,875
Wind Acquisition Finance SA, Tranche PIK
12.65% due 12/21/2011 (b)(f)	6,219,391	6,359,327
World Access, Inc.
13.25% due 01/15/2008	1,500,000	43,500

		83,670,478
Telephone - 2.02%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,115,000	1,977,525
Cincinnati Bell, Inc.
7.00% due 02/15/2015	4,210,000	4,210,000
Nordic Telephone Company Holdings
8.875% due 05/01/2016	3,175,000	3,413,125
Qwest Communications International, Inc.
7.25% due 02/15/2011	25,000	25,500
7.50% due 02/15/2014	1,196,000	1,234,870
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	4,333,000	4,473,822
Qwest Corp.
8.875% due 03/15/2012	2,105,000	2,310,238
Virgin Media, Inc.
9.125% due 08/15/2016	6,380,000	6,938,250
Virgin Media, Inc., Series S
8.75% due 04/15/2014	300,000	317,250
Windstream Corp.
8.625% due 08/01/2016	6,255,000	6,833,588

		31,734,168
Tobacco - 0.26%
Alliance One International, Inc.
8.50% due 05/15/2012	2,680,000	2,753,700
11.00% due 05/15/2012	1,225,000	1,353,625

		4,107,325
Transportation - 0.78%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	1,930,000	1,978,250
Horizon Lines LLC
9.00% due 11/01/2012	260,000	275,925
OMI Corp.
7.625% due 12/01/2013	3,850,000	3,965,500
Teekay Shipping Corp.
8.875% due 07/15/2011	5,627,000	6,006,822

		12,226,497
Trucking & Freight - 0.44%
Saint Acquisition Corp.
12.50% due 05/15/2017 (a)	6,320,000	6,241,000
13.106% due 05/15/2015 (b)	750,000	727,500

		6,968,500

TOTAL CORPORATE BONDS (Cost $1,357,132,023)		$1,396,428,233

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 0.01%

Household Products - 0.01%
Home Interiors *		9,260,656	$92,606

Telecommunications Equipment &
Services - 0.00%
NEON Communications Group, Inc. *		15,039	73,992
XO Holdings, Inc. *		821	3,900

			77,892

TOTAL COMMON STOCKS (Cost $2,456,378)			$170,498

CORPORATE BONDS - 88.72%

Cable and Television - 4.81%
ION Media Networks, Inc. *		213	1,853,100

TOTAL CORPORATE BONDS (Cost $1,357,132,023)			$1,396,428,233

PREFERRED STOCKS - 0.18%

Broadcasting - 0.07%
Spanish Broadcasting System, Series B *		1,000	1,095,000

Crude Petroleum & Natural Gas - 0.11%
Chesapeake Energy Corp. *		5,993	1,725,924

TOTAL PREFERRED STOCKS (Cost $2,578,566)			$2,820,924

WARRANTS - 0.01%

Republic of Venezuela - 0.01%

Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00)		305,000	112,850

TOTAL WARRANTS (Cost $94,550)			$112,850

SHORT TERM INVESTMENTS - 2.84%
Bank Negara Malaysia Monetary Notes, Series 1507
zero coupon due 07/12/2007 to
08/09/2007	MYR	19,255,000	$5,632,376
Egypt Treasury Bills
9.55% due 11/06/2007	EGP	40,700,000	6,877,330
Egypt Treasury Bills, Series 364
9.62% due 10/30/2007		36,575,000	6,189,597
John Hancock Cash Investment Trust (c)		$26,004,636	26,004,636

TOTAL SHORT TERM INVESTMENTS
(Cost $44,574,107)			$44,703,939

REPURCHASE AGREEMENTS - 3.02%
Merrill Lynch Tri-Party Repurchase
Agreement dated 05/31/2007 at
5.21% to be repurchased at
$47,506,874 on 06/01/2007,
collateralized by $48,755,000
Federal Home Loan Bank, 4.75%
due 01/14/2010 (valued at
$49,331,314, including interest)		$47,500,000	$47,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $47,500,000)			$47,500,000

Total Investments (High Yield Fund)
(Cost $1,545,463,209) - 100.85%		$1,587,318,240
Liabilities in Excess of Other Assets - (0.85)%		(13,424,797)

TOTAL NET ASSETS - 100.00%		$1,573,893,443

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.22%

Advertising - 0.21%
Monster Worldwide, Inc. *	413	$19,497
Omnicom Group, Inc.	536	56,441
The Interpublic Group of Companies, Inc. *	1,505	17,684

		93,622
Aerospace - 2.02%
Boeing Company	2,534	254,895
General Dynamics Corp.	1,303	104,553
Goodrich Corp.	403	23,974
Lockheed Martin Corp.	1,139	111,736
Northrop Grumman Corp.	1,125	85,061
Raytheon Company	1,433	79,675
Rockwell Collins, Inc.	540	38,162
United Technologies Corp.	3,197	225,548

		923,604
Agriculture - 0.40%
Archer-Daniels-Midland Company	2,096	73,444
Monsanto Company	1,745	107,492

		180,936
Air Travel - 0.08%
Southwest Airlines Company	2,531	36,219

Aluminum - 0.25%
Alcoa, Inc.	2,792	115,254

Apparel & Textiles - 0.47%
Cintas Corp.	436	16,725
Coach, Inc. *	1,188	61,016
Jones Apparel Group, Inc.	348	10,363
Liz Claiborne, Inc.	332	11,517
NIKE, Inc., Class B	1,214	68,895
Polo Ralph Lauren Corp., Class A	197	19,213
VF Corp.	289	27,102

		214,831
Auto Parts - 0.26%
AutoZone, Inc. *	159	20,452
Genuine Parts Company	547	28,072
Johnson Controls, Inc.	631	69,221

		117,745
Auto Services - 0.02%
AutoNation, Inc. *	483	10,684

Automobiles - 0.38%
Ford Motor Company	6,076	50,674
General Motors Corp.	1,816	54,462
PACCAR, Inc.	797	69,522

		174,658

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking - 4.59%
Bank of America Corp.	14,358	$728,094
Bank of New York Company, Inc.	2,427	98,439
BB&T Corp.	1,740	73,271
Comerica, Inc.	506	31,792
Commerce Bancorp, Inc.	602	20,781
Compass Bancshares, Inc.	418	29,260
Fifth Third Bancorp	1,786	75,655
First Horizon National Corp.	402	16,197
Hudson City Bancorp, Inc.	1,589	20,959
Huntington BancShares, Inc.	756	16,980
KeyCorp	1,271	45,260
M&T Bank Corp.	247	27,276
Marshall & Ilsley Corp.	821	39,400
National City Corp.	1,902	65,790
Northern Trust Corp.	605	39,373
Regions Financial Corp.	2,349	83,789
Sovereign Bancorp, Inc.	1,159	26,935
SunTrust Banks, Inc.	1,141	101,880
US Bancorp	5,687	196,657
Wachovia Corp.	6,118	331,535
Zions Bancorp.	353	28,402

		2,097,725
Biotechnology - 0.87%
Amgen, Inc. *	3,748	211,125
Applera Corp.	589	16,722
Biogen Idec, Inc. *	1,099	57,390
Genzyme Corp. *	846	54,584
MedImmune, Inc. *	763	44,162
Millipore Corp. *	173	12,935

		396,918
Broadcasting - 0.67%
CBS Corp., Class B	2,370	78,826
Clear Channel Communications, Inc.	1,593	61,171
News Corp., Class A	7,533	166,404

		306,401
Building Materials & Construction - 0.16%
American Standard Companies, Inc.	561	33,537
Masco Corp.	1,257	37,974

		71,511
Business Services - 1.31%
Affiliated Computer Services, Inc., Class A *	318	18,555
Automatic Data Processing, Inc.	1,767	87,820
Computer Sciences Corp. *	556	30,802
Convergys Corp. *	439	11,300
Electronic Data Systems Corp.	1,652	47,594
Equifax, Inc.	401	16,854
First Data Corp.	2,418	79,069
Fiserv, Inc. *	548	32,469
Fluor Corp.	282	29,356
H & R Block, Inc.	1,035	24,519
Moody's Corp.	751	52,307

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
NCR Corp. *	575	$30,860
Paychex, Inc.	1,089	43,996
Pitney Bowes, Inc.	707	33,759
R.R. Donnelley & Sons Company	701	30,017
Robert Half International, Inc.	539	18,941
Unisys Corp. *	1,108	9,219

		597,437
Cable and Television - 1.55%
Comcast Corp., Class A *	9,985	273,689
DIRECTV Group, Inc. *	2,487	58,096
E.W. Scripps Company, Class A	268	12,226
Time Warner, Inc.	12,250	261,783
Viacom, Inc., Class B *	2,222	99,812

		705,606
Cellular Communications - 0.48%
ALLTEL Corp.	1,157	79,278
Motorola, Inc.	7,674	139,590

		218,868
Chemicals - 1.18%
Air Products & Chemicals, Inc.	695	54,203
Ashland, Inc.	179	10,797
Dow Chemical Company	3,079	139,725
E.I. Du Pont De Nemours & Company	2,967	155,233
Eastman Chemical Company	269	17,797
Hercules, Inc. *	374	7,042
PPG Industries, Inc.	526	40,076
Praxair, Inc.	1,029	70,065
Rohm & Haas Company	457	24,226
Sigma-Aldrich Corp.	424	18,351

		537,515
Coal - 0.16%
CONSOL Energy, Inc.	586	28,474
Peabody Energy Corp.	850	45,934

		74,408
Colleges & Universities - 0.05%
Apollo Group, Inc., Class A *	449	21,539

Commercial Services - 0.05%
CB Richard Ellis Group, Inc. *	600	22,332

Computers & Business Equipment - 5.17%
Apple Computer, Inc. *	2,767	336,357
Cisco Systems, Inc. *	19,392	522,033
Cognizant Technology Solutions Corp.,
Class A *	458	35,980
Dell, Inc. *	7,293	195,963
EMC Corp. *	6,768	114,312
Hewlett-Packard Company	8,593	392,786
International Business Machines Corp.	4,834	515,304
Juniper Networks, Inc. *	1,828	44,621
Lexmark International, Inc. *	308	15,994
Network Appliance, Inc. *	1,191	38,338

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
SanDisk Corp. *	730	$31,792
Sun Microsystems, Inc. *	11,560	58,956
Xerox Corp. *	3,047	57,497

		2,359,933
Construction & Mining Equipment - 0.15%
National Oilwell, Inc. *	564	53,270
Rowan Companies, Inc.	355	14,015

		67,285
Construction Materials - 0.13%
Sherwin-Williams Company	358	24,215
Vulcan Materials Company	305	36,506

		60,721
Containers & Glass - 0.13%
Ball Corp.	331	18,324
Bemis Company, Inc.	336	11,300
Pactiv Corp. *	427	14,505
Sealed Air Corp.	518	16,731

		60,860
Cosmetics & Toiletries - 2.06%
Avon Products, Inc.	1,416	54,360
Colgate-Palmolive Company	1,648	110,350
Estee Lauder Companies, Inc., Class A	373	17,643
International Flavors & Fragrances, Inc.	251	12,884
Kimberly-Clark Corp.	1,465	103,956
Procter & Gamble Company	10,130	643,762

		942,955
Crude Petroleum & Natural Gas - 1.50%
Apache Corp.	1,063	85,837
Chesapeake Energy Corp.	1,315	45,841
Devon Energy Corp.	1,427	109,565
EOG Resources, Inc.	783	60,213
Marathon Oil Corp.	1,110	137,429
Occidental Petroleum Corp.	2,691	147,924
Sunoco, Inc.	390	31,087
XTO Energy, Inc.	1,181	68,510

		686,406
Drugs & Health Care - 0.55%
Wyeth	4,322	249,984

Electrical Equipment - 0.39%
Cooper Industries, Ltd., Class A	586	31,398
Emerson Electric Company	2,562	124,129
Molex, Inc.	455	13,531
Tektronix, Inc.	262	7,931

		176,989
Electrical Utilities - 2.71%
Allegheny Energy, Inc. *	528	28,190
Ameren Corp.	663	35,185
American Electric Power Company, Inc.	1,274	60,681
CenterPoint Energy, Inc.	1,028	19,460

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
CMS Energy Corp.	717	$13,085
Consolidated Edison, Inc.	827	40,374
Constellation Energy Group, Inc.	580	53,227
Dominion Resources, Inc.	1,120	99,221
DTE Energy Company	569	30,089
Dynegy, Inc., Class A *	1,215	11,761
Edison International	1,046	60,950
Entergy Corp.	637	71,917
Exelon Corp.	2,152	167,856
FirstEnergy Corp.	1,025	70,961
FPL Group, Inc.	1,302	83,237
Integrys Energy Group, Inc.	241	13,472
PG&E Corp.	1,126	55,467
Pinnacle West Capital Corp.	321	14,904
PPL Corp.	1,236	56,807
Public Service Enterprise Group, Inc.	812	72,219
TECO Energy, Inc.	673	11,818
The AES Corp. *	2,132	50,592
The Southern Company	2,403	86,532
Xcel Energy, Inc.	1,309	30,041

		1,238,046
Electronics - 0.47%
Agilent Technologies, Inc. *	1,296	49,468
Harman International Industries, Inc.	210	24,917
Jabil Circuit, Inc.	593	13,639
L-3 Communications Holdings, Inc.	400	38,104
Sanmina-SCI Corp. *	1,702	6,076
Solectron Corp. *	2,902	9,867
Thermo Electron Corp. *	1,349	73,655

		215,726
Energy - 0.59%
Duke Energy Corp.	4,036	78,864
Progress Energy, Inc.	825	41,324
Sempra Energy Corp.	844	51,754
TXU Corp.	1,474	99,421

		271,363
Financial Services - 9.55%
Ameriprise Financial, Inc.	768	48,269
Bear Stearns Companies, Inc.	385	57,735
Capital One Financial Corp.	1,318	105,150
Charles Schwab Corp.	3,297	74,084
Chicago Merchantile Exchange Holdings, Inc.	112	59,472
CIT Group, Inc.	621	37,217
Citigroup, Inc.	15,740	857,673
Countrywide Financial Corp.	1,894	73,752
E*TRADE Financial Corp. *	1,371	32,835
Federal Home Loan Mortgage Corp.	2,225	148,608
Federal National Mortgage Association	3,107	198,599
Federated Investors, Inc., Class B	286	11,137
Fidelity National Information Services, Inc.	523	28,200
Franklin Resources, Inc.	537	72,892

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Goldman Sachs Group, Inc.	1,321	$304,913
Janus Capital Group, Inc.	609	16,857
JP Morgan Chase & Company	11,151	577,956
Legg Mason, Inc.	422	42,635
Lehman Brothers Holdings, Inc.	1,689	123,939
Mellon Financial Corp.	1,335	57,846
Merrill Lynch & Company, Inc.	2,839	263,260
Morgan Stanley (c)	3,418	290,667
PNC Financial Services Group, Inc.	1,111	81,992
SLM Corp.	1,318	74,085
State Street Corp. (c)	1,072	73,185
Synovus Financial Corp.	1,049	34,680
T. Rowe Price Group, Inc. (c)	852	43,750
Washington Mutual, Inc.	2,854	124,777
Wells Fargo & Company (c)	10,847	391,468
Western Union Company	2,478	55,631

		4,363,264
Food & Beverages - 3.04%
Campbell Soup Company	701	27,830
Coca-Cola Enterprises, Inc.	894	20,875
ConAgra Foods, Inc.	1,622	41,361
Constellation Brands, Inc., Class A *	677	16,451
Dean Foods Company *	414	13,563
General Mills, Inc.	1,108	67,854
H.J. Heinz Company	1,043	49,626
Hershey Company	556	29,307
Kellogg Company	805	43,454
Kraft Foods, Inc., Class A	5,260	177,998
McCormick & Company, Inc.	418	15,587
Pepsi Bottling Group, Inc.	422	14,766
PepsiCo, Inc.	5,258	359,279
Sara Lee Corp.	2,355	42,154
Sysco Corp.	1,981	65,611
The Coca-Cola Company	6,467	342,686
Tyson Foods, Inc., Class A	810	18,055
William Wrigley Jr. Company	700	41,020

		1,387,477
Forest Products - 0.12%
Weyerhaeuser Company	678	55,569

Furniture & Fixtures - 0.03%
Leggett & Platt, Inc.	570	13,948

Gas & Pipeline Utilities - 0.51%
El Paso Corp.	2,242	38,204
KeySpan Corp.	564	23,502
Nicor, Inc.	144	6,761
NiSource, Inc.	879	19,522
Questar Corp.	276	29,811
Spectra Energy Corp.	2,016	53,686
Williams Companies, Inc.	1,919	60,947

		232,433

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 2.87%
Bausch & Lomb, Inc.	174	$11,815
Baxter International, Inc.	2,086	118,568
Becton, Dickinson & Company	785	59,856
Biomet, Inc.	786	34,285
Boston Scientific Corp. *	3,802	59,577
C.R. Bard, Inc.	332	28,024
Johnson & Johnson	9,292	587,905
Medtronic, Inc.	3,697	196,570
Patterson Companies, Inc. *	447	16,771
St. Jude Medical, Inc. *	1,105	47,172
Stryker Corp.	957	64,416
Varian Medical Systems, Inc. *	412	16,604
Zimmer Holdings, Inc. *	761	67,014

		1,308,577
Healthcare Services - 1.77%
Cardinal Health, Inc.	1,285	93,111
Coventry Health Care, Inc. *	512	30,551
Express Scripts, Inc. *	435	44,414
Humana, Inc. *	535	33,197
IMS Health, Inc.	627	20,503
Laboratory Corp. of America Holdings *	393	30,945
McKesson Corp.	948	59,847
Medco Health Solutions, Inc. *	925	71,928
Quest Diagnostics, Inc.	510	25,000
UnitedHealth Group, Inc.	4,348	238,140
Wellpoint, Inc. *	1,966	160,052

		807,688
Holdings Companies/Conglomerates - 2.97%
General Electric Company	33,014	1,240,666
Loews Corp.	1,448	73,891
Textron, Inc.	402	43,135

		1,357,692
Homebuilders - 0.20%
Centex Corp.	383	18,522
D.R. Horton, Inc.	877	20,495
KB Home	247	11,335
Lennar Corp., Class A	443	20,223
Pulte Homes, Inc.	682	18,612

		89,187
Hotels & Restaurants - 1.14%
Darden Restaurants, Inc.	466	21,236
Hilton Hotels Corp.	1,249	44,402
Marriott International, Inc., Class A	1,059	48,767
McDonald's Corp.	3,864	195,325
Starbucks Corp. *	2,411	69,461
Starwood Hotels & Resorts Worldwide, Inc.	690	49,728
Wendy's International, Inc.	307	12,320
Wyndham Worldwide Corp. *	606	22,543
Yum! Brands, Inc.	846	57,291

		521,073

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Appliances - 0.11%
Black & Decker Corp.	211	$19,925
Whirlpool Corp.	253	28,247

		48,172
Household Products - 0.22%
Fortune Brands, Inc.	489	39,502
Newell Rubbermaid, Inc.	891	28,298
The Clorox Company	486	32,630

		100,430
Industrial Machinery - 1.11%
Caterpillar, Inc.	2,073	162,896
Cummins, Inc.	334	31,473
Deere & Company	728	87,702
Dover Corp.	657	32,883
Ingersoll-Rand Company, Class A	988	50,714
ITT Corp.	584	39,303
Pall Corp.	395	17,676
Parker-Hannifin Corp.	372	37,706
Terex Corp. *	329	27,889
W.W. Grainger, Inc.	230	20,252

		508,494
Insurance - 4.80%
ACE, Ltd.	1,049	64,587
Aetna, Inc.	1,658	87,758
AFLAC, Inc.	1,579	83,466
Allstate Corp.	1,986	122,139
Ambac Financial Group, Inc.	329	29,482
American International Group, Inc.	8,352	604,184
Aon Corp.	958	41,117
Assurant, Inc.	328	19,500
Chubb Corp.	1,312	71,989
CIGNA Corp.	313	52,468
Cincinnati Financial Corp.	555	25,208
Genworth Financial, Inc., Class A	1,415	51,082
Hartford Financial Services Group, Inc.	1,028	106,059
Lincoln National Corp.	889	64,453
Marsh & McLennan Companies, Inc.	1,775	58,273
MBIA, Inc.	433	28,816
MetLife, Inc.	2,416	164,288
MGIC Investment Corp.	267	17,355
Principal Financial Group, Inc.	860	52,288
Progressive Corp.	2,390	55,089
Prudential Financial, Inc.	1,506	153,642
SAFECO Corp.	339	21,272
The Travelers Companies, Inc.	2,169	117,495
Torchmark Corp.	315	22,085
UnumProvident Corp.	1,100	29,194
XL Capital, Ltd., Class A	581	47,386

		2,190,675
International Oil - 6.10%
Anadarko Petroleum Corp.	1,487	73,830
Chevron Corp.	6,928	564,563

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil (continued)
ConocoPhillips	5,278	$408,676
Exxon Mobil Corp.	18,279	1,520,264
Hess Corp.	867	51,344
Murphy Oil Corp.	602	35,518
Nabors Industries, Ltd. *	894	31,236
Noble Corp.	432	39,912
Weatherford International, Ltd. *	1,086	59,013

		2,784,356
Internet Content - 1.01%
Google, Inc., Class A *	699	347,927
Yahoo!, Inc. *	3,920	112,504

		460,431
Internet Retail - 0.46%
Amazon.com, Inc. *	999	69,071
eBay, Inc. *	3,648	118,779
IAC/InterActiveCorp. *	697	24,116

		211,966
Internet Software - 0.18%
Symantec Corp. *	2,968	59,331
VeriSign, Inc. *	787	23,476

		82,807
Leisure Time - 1.00%
Brunswick Corp.	291	10,019
Carnival Corp.	1,420	71,625
Electronic Arts, Inc. *	995	48,626
Harrah's Entertainment, Inc.	598	51,099
International Game Technology	1,086	43,646
The Walt Disney Company	6,577	233,089

		458,104
Life Sciences - 0.07%
PerkinElmer, Inc.	391	10,365
Waters Corp. *	326	19,658

		30,023
Liquor - 0.35%
Anheuser-Busch Companies, Inc.	2,449	130,630
Brown Forman Corp., Class B	253	17,270
Molson Coors Brewing Company, Class B	151	13,827

		161,727
Manufacturing - 1.86%
3M Company	2,356	207,234
Danaher Corp.	764	56,154
Eaton Corp.	469	43,964
Harley-Davidson, Inc.	827	50,522
Honeywell International, Inc.	2,568	148,713
Illinois Tool Works, Inc.	1,328	70,012
Rockwell Automation, Inc.	532	36,203
Snap-on, Inc.	189	10,219
Stanley Works	266	16,819
Tyco International, Ltd.	6,348	211,769

		851,609

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Medical-Hospitals - 0.06%
Manor Care, Inc.	234	$15,912
Tenet Healthcare Corp. *	1,514	10,522

		26,434
Metal & Metal Products - 0.11%
Precision Castparts Corp.	430	51,411
Mining - 0.31%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	1,071	84,288
Newmont Mining Corp.	1,448	58,904

		143,192
Newspapers - 0.05%
Dow Jones & Company, Inc.	210	11,195
The New York Times Company, Class A	462	11,601

		22,796
Office Furnishings & Supplies - 0.14%
Avery Dennison Corp.	294	19,189
Office Depot, Inc. *	888	32,323
OfficeMax, Inc.	241	10,821

		62,333
Paper - 0.27%
International Paper Company	1,453	56,914
MeadWestvaco Corp.	586	20,510
Plum Creek Timber Company, Inc.	569	23,784
Temple-Inland, Inc.	338	21,294

		122,502
Petroleum Services - 1.81%
Baker Hughes, Inc.	1,028	84,789
BJ Services Company	941	27,600
ENSCO International, Inc.	484	29,316
Halliburton Company	3,208	115,328
Schlumberger, Ltd.	3,784	294,660
Smith International, Inc.	640	35,526
Transocean, Inc. *	941	92,444
Valero Energy Corp.	1,940	144,763

		824,426
Pharmaceuticals - 4.88%
Abbott Laboratories	4,954	279,158
Allergan, Inc.	494	61,518
AmerisourceBergen Corp.	608	31,142
Barr Pharmaceuticals, Inc. *	342	18,235
Bristol-Myers Squibb Company	6,484	196,530
Celgene Corp. *	1,212	74,223
Eli Lilly & Company	3,168	185,708
Forest Laboratories, Inc. *	1,020	51,724
Gilead Sciences, Inc. *	1,492	123,493
Hospira, Inc. *	501	19,960
King Pharmaceuticals, Inc. *	781	16,589
Merck & Company, Inc.	6,956	364,842
Mylan Laboratories, Inc.	786	15,539
Pfizer, Inc.	22,753	625,480

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Schering-Plough Corp.	4,776	$156,366
Watson Pharmaceuticals, Inc. *	329	10,153

		2,230,660
Photography - 0.05%
Eastman Kodak Company	923	23,407
Publishing - 0.33%
Gannett Company, Inc.	754	44,350
McGraw-Hill Companies, Inc.	1,140	80,154
Meredith Corp.	125	7,776
Tribune Company	571	18,386

		150,666
Railroads & Equipment - 0.77%
Burlington Northern Santa Fe Corp.	1,152	107,286
CSX Corp.	1,402	63,707
Norfolk Southern Corp.	1,275	73,797
Union Pacific Corp.	869	104,871

		349,661
Real Estate - 1.10%
Apartment Investment & Management
Company, Class A, REIT	313	17,174
Archstone-Smith Trust, REIT	708	43,684
Avalon Bay Communities, Inc., REIT	255	33,249
Boston Properties, Inc., REIT	382	44,190
Developers Diversified Realty Corp., REIT	407	25,092
Equity Residential, REIT	944	47,832
Host Hotels & Resorts, Inc., REIT	1,668	42,567
Kimco Realty Corp., REIT	726	33,607
ProLogis, REIT	823	53,215
Public Storage, Inc., REIT	394	35,263
Simon Property Group, Inc., REIT	711	76,774
Vornado Realty Trust, REIT	419	50,703

		503,350
Retail Grocery - 0.37%
Safeway, Inc.	1,414	48,755
SUPERVALU, Inc.	667	31,776
The Kroger Company	2,273	68,917
Whole Foods Market, Inc.	451	18,536

		167,984
Retail Trade - 4.50%
Abercrombie & Fitch Company, Class A	283	23,390
Bed Bath & Beyond, Inc. *	910	37,001
Best Buy Company, Inc.	1,300	62,777
Big Lots, Inc. *	352	11,088
Circuit City Stores, Inc.	457	7,344
Costco Wholesale Corp.	1,452	81,994
CVS Caremark Corp.	4,946	190,615
Dillard's, Inc., Class A	195	7,078
Dollar General Corp.	1,002	21,683
Family Dollar Stores, Inc.	487	16,388
Gap, Inc.	1,692	31,336

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Home Depot, Inc.	6,552	$254,676
J.C. Penney Company, Inc.	722	58,107
Kohl's Corp. *	1,050	79,086
Limited Brands, Inc.	1,098	28,822
Lowe's Companies, Inc.	4,889	160,457
Macy's, Inc.	1,686	67,322
Nordstrom, Inc.	734	38,117
RadioShack Corp.	437	14,919
Sears Holdings Corp. *	267	48,065
Staples, Inc.	2,302	57,688
Target Corp.	2,757	172,120
The TJX Companies, Inc.	1,461	40,864
Tiffany & Company	435	22,868
Walgreen Company	3,213	145,003
Wal-Mart Stores, Inc.	7,895	375,802

		2,054,610
Sanitary Services - 0.22%
Allied Waste Industries, Inc. *	819	11,024
Ecolab, Inc.	571	24,639
Waste Management, Inc.	1,711	66,164

		101,827
Semiconductors - 2.36%
Advanced Micro Devices, Inc. *	1,782	25,429
Altera Corp.	1,145	26,117
Analog Devices, Inc.	1,071	38,781
Applied Materials, Inc.	4,485	85,664
Broadcom Corp., Class A *	1,514	46,268
Intel Corp.	18,515	410,478
KLA-Tencor Corp.	641	35,242
Linear Technology Corp.	961	34,490
LSI Logic Corp. *	2,450	21,266
Maxim Integrated Products, Inc.	1,030	31,673
Micron Technology, Inc. *	2,423	29,512
National Semiconductor Corp.	911	24,524
Novellus Systems, Inc. *	404	12,399
NVIDIA Corp. *	1,141	39,558
PMC-Sierra, Inc. *	682	5,258
QLogic Corp. *	511	8,718
Teradyne, Inc. *	609	10,365
Texas Instruments, Inc.	4,634	163,858
Xilinx, Inc.	1,065	30,331

		1,079,931
Software - 2.94%
Adobe Systems, Inc. *	1,889	83,267
Autodesk, Inc. *	744	33,815
BMC Software, Inc. *	655	21,707
CA, Inc.	1,321	35,046
Citrix Systems, Inc. *	580	19,494
Compuware Corp. *	1,041	11,826
Intuit, Inc. *	1,100	33,550
Microsoft Corp.	27,666	848,516

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Novell, Inc. *	1,088	$8,508
Oracle Corp. *	12,811	248,277

		1,344,006
Steel - 0.32%
Allegheny Technologies, Inc.	327	37,798
Nucor Corp.	967	65,311
United States Steel Corp.	380	43,001

		146,110
Telecommunications Equipment &
Services - 1.02%
ADC Telecommunications, Inc. *	376	6,298
Avaya, Inc. *	1,455	23,280
Ciena Corp. *	273	9,369
Citizens Communications Company	1,088	17,245
Corning, Inc. *	5,040	126,000
Embarq Corp.	483	31,037
JDS Uniphase Corp. *	678	8,882
QUALCOMM, Inc.	5,318	228,408
Tellabs, Inc. *	1,404	15,374

		465,893
Telephone - 3.37%
AT&T, Inc.	20,047	828,743
CenturyTel, Inc.	358	17,692
Qwest Communications International, Inc. *	5,036	51,821
Sprint Nextel Corp.	9,319	212,939
Verizon Communications, Inc.	9,342	406,657
Windstream Corp.	1,531	22,996

		1,540,848
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	579	20,537
Tobacco - 1.19%
Altria Group, Inc.	6,738	479,072
Reynolds American, Inc.	550	35,772
UST, Inc.	516	27,549

		542,393
Toys, Amusements & Sporting Goods - 0.11%
Hasbro, Inc.	516	16,589
Mattel, Inc.	1,262	35,349

		51,938
Transportation - 0.07%
C.H. Robinson Worldwide, Inc.	556	30,124
Travel Services - 0.54%
American Express Company	3,828	248,743
Trucking & Freight - 0.80%
FedEx Corp.	986	110,057
Ryder Systems, Inc.	195	10,515
United Parcel Service, Inc., Class B	3,424	246,425

		366,997

TOTAL COMMON STOCKS (Cost $39,709,808)		$43,946,562

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 2.91%

Dresdner U.S. Finance, Inc.
5.30% due 06/01/2007	$830,000	$830,000
U.S. Treasury Bills
zero coupon due 07/19/2007 ****	500,000	496,760

TOTAL SHORT TERM INVESTMENTS
(Cost $1,326,760)		$1,326,760

Total Investments (Index 500 Fund)
(Cost $41,036,568) - 99.13%		$45,273,322
Other Assets in Excess of Liabilities - 0.87%		398,530

TOTAL NET ASSETS - 100.00%		$45,671,852

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.83%

Argentina - 0.03%
Petrobras Energia Participaciones SA, ADR,
B Shares *	2,810	$32,455
Siderar SA, Class A Shares, ADR	603	34,860
Telecom Argentina SA, ADR, B Shares *	2,416	68,518

		135,833
Australia - 4.72%
ABC Learning Centres, Ltd.	7,803	46,532
AGL Energy, Ltd.	9,508	121,107
Alinta, Ltd.	10,814	136,400
Alumina, Ltd.	24,716	158,430
Amcor, Ltd.	19,013	116,999
AMP, Ltd.	42,532	355,652
Ansell, Ltd.	3,281	33,297
APN News & Media, Ltd.	5,322	27,203
Aristocrat Leisure, Ltd.	7,692	97,976
Australia and New Zealand
Banking Group, Ltd.	41,793	996,912
Australian Stock Exchange, Ltd.	3,745	150,538
Axa Asia Pacific Holdings, Ltd.	19,114	121,731
Babcock & Brown, Ltd.	4,989	132,705
BHP Billiton, Ltd.	79,225	2,066,066
Billabong International, Ltd.	3,737	57,212
Bluescope Steel, Ltd.	15,933	145,882
Boral, Ltd.	13,042	95,142
Brambles, Ltd., GDR *	12,414	131,478
Brambles, Ltd. *	22,767	241,220
Caltex Australia, Ltd.	3,106	65,766
Centro Properties Group, Ltd.	18,533	145,622
CFS Gandel Retail Trust	29,031	57,868
CFS Retail Property Trust *	39	78
Challenger Financial Services Group, Ltd.	7,777	37,951
Coca-Cola Amatil, Ltd.	11,520	90,041
Cochlear, Ltd.	1,292	66,489
Coles Myer, Ltd.	25,814	352,928

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)

Commonwealth Bank of Australia, Ltd.	29,281	$1,341,694
Commonwealth Property Office Fund, Ltd.	31,916	44,084
Computershare, Ltd.	9,859	91,655
CSL, Ltd.	4,155	306,476
CSR, Ltd.	19,679	58,595
DB RREEF Trust	59,391	96,771
Downer EDI, Ltd.	6,925	42,786
Fortescue Metals Group, Ltd. *	2,680	84,232
Foster's Group, Ltd.	46,350	243,817
Futuris Corp., Ltd.	16,491	34,645
General Property Trust, Ltd.	45,884	195,068
Goodman Fielder, Ltd.	23,651	49,882
Harvey Norman Holding, Ltd.	11,597	49,302
Iluka Resources, Ltd.	4,592	22,750
ING Industrial Fund	20,608	41,419
Investa Property Group, Ltd.	33,454	85,776
James Hardie Industries, Ltd.	10,713	82,228
John Fairfax Holdings, Ltd.	26,164	105,388
Leighton Holdings, Ltd.	3,049	112,221
Lend Lease Corp.	7,898	129,995
Lion Nathan, Ltd.	6,742	50,967
Macquarie Airports, Ltd.	15,309	52,674
Macquarie Bank, Ltd.	5,678	411,394
Macquarie Communications
Infrastructure Group, Ltd.	9,713	54,870
Macquarie Goodman Group, Ltd.	33,214	197,793
Macquarie Infrastructure Group, Ltd.	61,998	189,731
Macquarie Office Trust	43,529	60,845
Mayne Nickless, Ltd.	14,151	51,148
Mirvac Group, Ltd.	21,585	102,654
Multiplex Group, Ltd.	14,988	60,991
National Australia Bank, Ltd.	36,969	1,300,748
Newcrest Mining, Ltd.	7,328	133,342
NRMA Insurance Group, Ltd.	40,279	198,889
OneSteel, Ltd.	12,575	68,645
Orica, Ltd.	7,234	186,677
Origin Energy, Ltd.	18,779	136,372
Pacific Brands, Ltd.	9,488	27,152
Paladin Resources, Ltd. *	12,209	88,358
PaperlinX, Ltd.	9,824	33,558
Perpetual Trust of Australia, Ltd.	899	60,675
Publishing & Broadcasting, Ltd.	10,061	180,576
Qantas Airways, Ltd., ADR	21,543	101,564
QBE Insurance Group, Ltd.	18,632	481,117
Rinker Group, Ltd.	20,381	323,825
Rio Tinto, Ltd.	6,533	515,813
Santos, Ltd.	13,124	145,455
Sonic Healthcare, Ltd.	5,829	70,196
Stockland - New Shares *	80	578
Stockland Company, Ltd.	33,132	242,247
Suncorp-Metway, Ltd.	20,870	365,255
TABCORP Holdings, Ltd.	11,511	168,993

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Tattersall's, Ltd.	23,586	$92,858
Telstra Corp., Ltd.	32,605	91,420
Telstra Corp., Ltd.	65,494	263,267
Toll Holdings, Ltd.	12,440	237,679
Transurban Group, Ltd. *	25,954	180,104
Wesfarmers, Ltd.	8,624	270,623
Westfield Group *	766	13,108
Westfield Group	35,443	628,805
Westpac Banking Corp., Ltd.	41,827	901,548
Woodside Petroleum, Ltd.	10,588	376,565
Woolworths, Ltd.	27,700	630,272
WorleyParsons, Ltd.	3,496	86,110
Zinifex, Ltd.	10,678	155,439

		19,258,909
Austria - 0.54%
Andritz AG, ADR	916	61,982
BetandWin.com Interactive
Entertainment AG *	540	21,524
Bohler Uddeholm AG	963	93,611
Erste Bank der Oesterreichischen
Sparkassen AG	4,345	340,770
Flughafen Wien AG	251	24,480
Immoeast Immobilien Anlagen AG *	9,663	145,330
Immofinanz Immobilien Anlage AG *	10,510	169,663
Mayr-Melnhof Karton AG	99	22,820
Meinl European Land, Ltd. *	7,038	200,908
Oesterreichische Elektrizitaets AG, Class A	1,815	97,641
OMV AG	3,872	256,951
Raiffeisen International Bank Holding AG	839	131,151
RHI AG *	567	31,502
Telekom Austria AG	8,796	240,680
Voestalpine AG	2,570	186,556
Wiener Staedtische Allgemeine
Versicherung AG	745	55,873
Wienerberger Baustoffindustrie AG	1,658	125,127

		2,206,569
Belgium - 0.95%
Agfa Gevaert NV	2,133	55,695
Barco NV	249	22,389
Bekaert SA	285	40,717
Belgacom SA	3,592	163,375
Cofinimmo SA	142	27,808
Colruyt SA	352	82,119
Compagnie Maritime Belge SA	338	25,790
Delhaize Group	1,703	162,567
Dexia	11,405	366,227
Euronav NV	406	15,074
Fortis Group SA	26,975	1,120,578
Groupe Bruxelles Lambert SA	1,624	205,798
Interbrew	4,046	340,779
KBC Bancassurance Holding NV	4,044	557,892
Mobistar SA	698	60,799

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Belgium (continued)
Omega Pharma SA	422	$34,011
SA D'Ieteren Trading NV	61	27,777
Solvay SA	1,402	223,779
Suez SA	1,695	97,319
UCB SA	2,488	145,426
Union Miniere SA	545	116,294

		3,892,213
Bermuda - 0.26%
Brilliance China Automotive Holdings, Ltd. *	63,709	14,848
Central European Media Enterprises, Ltd. *	725	63,129
Cheung Kong Infrastructure Holdings, Ltd.	11,000	39,019
Cosco Pacific, Ltd.	24,855	65,408
Credicorp, Ltd., ADR	967	56,357
Esprit Holdings, Ltd.	23,000	283,193
Frontline, Ltd.	1,200	55,820
Giordano International, Ltd.	28,000	12,908
Johnson Electronic Holdings, Ltd.	33,000	19,059
Li & Fung, Ltd.	47,600	159,703
Noble Group, Ltd.	23,000	21,936
Orient Overseas International, Ltd.	5,000	50,038
SeaDrill, Ltd., GDR *	5,497	105,785
Sinochem Hong Kong Holding, Ltd., GDR	42,000	27,107
TPV Technology, Ltd.	25,211	17,272
Yue Yuen Industrial Holdings, Ltd.	14,000	46,523

		1,038,105
Brazil - 1.11%
All America Latina Logistica SA	7,700	99,110
Aracruz Celulose SA, ADR	845	50,844
Banco Nossa Caixa SA *	732	13,327
Brasil Telecom Participacoes SA, ADR	905	56,291
Brasil Telecom Participacoes *	1,400	36,294
Brasil Telecom Participacoes *	800	9,969
Centrais Eletricas Brasileiras SA, ADR,
B Shares	2,071	27,091
Centrais Eletricas Brasileiras SA, ADR	3,447	46,018
Centrais Eletricas Brasileiras SA *	900,000	24,005
Cia Brasileira De Distribuicao Grupo Pao de
Acucar, ADR	436	14,702
Cia de Bebidas das Americas, ADR	900	60,120
Cia de Concessoes Rodoviarias, ADR	3,400	56,955
Cia de Saneamento Basico do Estado
de Sao Paulo *	310,000	49,766
Cia Energetica De Minas Gerais, ADR	2,964	116,871
Cia Vale do Rio Doce	5,603	253,258
Companhia Siderurgica Nacional SA, ADR	2,542	135,361
Companhia Siderurgica Nacional SA	222	11,429
Companhia Vale Do Rio Doce, ADR	9,634	437,865
Companhia Vale Do Rio Doce, SADR	13,682	525,115
Cosan SA Industria e Comercio *	1,192	25,416
Cyrela Brazil Realty SA	4,000	51,943
Diagnosticos da America SA	800	18,795
EDP- Energias do Brasil SA *	1,100	19,541

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Empresa Brasileira de Aeronautica SA *	4,200	$50,722
Empresa Brasileira de Aeronautica SA, ADR	1,575	76,356
Gafisa SA	2,288	38,981
Gerdau SA, SADR (a)	6,241	141,920
Gerdau SA	1,308	24,785
Lojas Renner SA	2,900	49,694
Natura Cosmeticos SA	2,400	32,736
Perdigao SA	2,100	37,960
Petroleo Brasileiro SA, ADR	4,276	462,492
Petroleo Brasileiro SA, SADR	5,916	567,226
Petroleo Brasileiro SA	8,192	220,246
Souza Cruz SA	1,700	42,032
Submarino SA	1,079	45,958
Tele Norte Leste Participacoes SA, ADR	5,457	103,738
Tele Norte Leste Participacoes SA	1,700	63,931
Tractebel Energia SA	3,100	33,010
Unibanco - Uniao de Bancos Brasileiros SA *	6,680	74,635
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,717	192,836
Usinas Siderurgicas de Minas Gerais SA,
SADR *	1,567	87,673
Vivo Participacoes SA, ADR *	3,208	15,719
Votorantim Celulose & Papel SA, SADR *	1,189	25,718

		4,528,454
Canada - 6.04%
Aber Diamond Corp.	1,400	59,174
Abitibi-Consolidated, Inc. *	7,100	17,317
ACE Aviation Holdings, Inc. *	1,900	46,874
Aeroplan Income Fund, ADR *	636	12,368
Agnico-Eagle Mines, Ltd.	2,900	105,474
Agrium, Inc.	3,000	115,643
Alcan Aluminum, Ltd.	8,100	697,140
Algoma Steel, Inc. *	800	41,865
Alimentation Couche Tard, Inc., ADR	2,900	62,114
ARC Energy Trust, ADR	2,000	42,781
Astral Media, Inc., Class A	1,200	49,050
Bank Nova Scotia Halifax	22,300	1,121,356
Bank of Montreal	11,300	751,433
Barrick Gold Corp.	19,208	557,877
BCE, Inc.	6,173	227,687
Biovail Corp.	3,200	77,750
Bombardier, Inc. *	30,800	153,122
Brookfield Asset Management, Inc.	10,825	455,214
Brookfield Properties Corp.	4,650	121,497
CAE, Inc.	6,000	77,600
Cameco Corp.	7,900	409,211
Canadian Imperial Bank of Commerce	7,500	719,582
Canadian National Railway Company	11,500	626,530
Canadian Natural Resources, Ltd.	12,500	830,413
Canadian Oil Sands Trust, ADR	4,900	148,406
Canadian Pacific Railway, Ltd.	3,400	242,426
Canadian Tire Corp., Ltd.	1,800	132,784

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Canadian Utilities, Ltd.	900	$41,876
Canetic Resources Trust	4,700	74,095
Canfor Corp. *	1,800	21,985
Celestica, Inc. *	3,800	24,857
CGI Group, Inc. *	5,600	60,443
CI Financial Income Fund	1,500	41,337
Cognos, Inc. *	2,100	83,678
Cott Corp. *	1,900	30,486
Duvernay Oil Corp. *	1,000	38,127
Eldorado Gold Corp. *	7,900	45,107
Enbridge, Inc.	8,000	283,712
EnCana Corp.	17,000	1,040,716
Enerplus Resources Fund	2,600	126,368
Ensign Energy Services, Inc., ADR	2,700	55,913
Fairfax Financial Holdings, Ltd.	400	80,759
Finning International, Inc.	4,000	113,335
First Calgary Petroleums, Ltd., ADR *	4,400	20,559
First Quantum Minerals, Ltd., ADR	1,500	120,059
Fording Canadian Coal Trust	3,200	92,881
Fortis, Inc.	2,300	60,611
George Weston, Ltd.	1,100	76,921
Gildan Activewear, Inc. *	2,800	97,337
Goldcorp, Inc.	16,053	385,986
Great-West Lifeco, Inc.	5,800	190,515
Harvest Energy Trust	2,600	76,098
Husky Energy, Inc.	2,900	241,599
IGM Financial, Inc.	2,600	130,182
Imperial Oil, Ltd.	7,700	356,541
Ipsco, Inc.	1,100	172,386
Ivanhoe Mines, Ltd. *	5,800	81,680
Jazz Air Income Fund, ADR *	614	4,881
Jean Coutu Group, Inc.	2,900	39,566
Kinross Gold Corp. *	12,458	166,130
LionOre Mining International, Ltd. *	4,600	123,544
Loblaw Companies, Ltd.	2,300	107,531
Lundin Mining Corp. *	5,100	62,147
Magna International, Inc.	2,500	221,989
Manulife Financial Corp.	34,900	1,300,311
MDS, Inc.	2,500	50,696
Meridian Gold, Inc. *	2,100	53,614
Methanex Corp.	2,600	67,788
MI Developments, Inc., Class A	1,200	46,426
National Bank of Canada	3,500	212,760
Nexen, Inc.	10,300	308,201
Niko Resources, Ltd.	800	72,674
Nortel Networks Corp. *	10,060	261,159
Nova Chemicals Corp.	1,700	60,575
Onex Corp.	2,300	81,524
Open Text Corp. *	1,300	29,508
OPTI Canada, Inc. *	4,000	90,197
Pan American Silver Corp. *	1,500	41,632
Penn West Energy Trust	5,080	176,976

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Petro-Canada	11,100	$559,823
Potash Corp. of Saskatchewan, Inc.	6,900	489,145
Power Corp. Of Canada	7,900	294,192
Power Financial Corp.	5,700	218,710
Precision Drilling Trust, ADR	1,200	30,715
PrimeWest Energy Trust	1,600	33,672
Provident Energy Trust	4,400	51,027
QLT, Inc. *	250	1,846
Quebecor World, Inc.	1,600	19,512
Research In Motion, Ltd. *	3,700	613,002
RioCan Real Estate Investment Trust	1,900	46,892
Ritchie Bros. Auctioneers, Inc.	700	41,473
Rogers Communications, Inc., Class B	10,900	451,747
RONA, Inc. *	2,400	51,808
Royal Bank of Canada	28,300	1,541,280
Saputo, Inc.	1,000	39,370
Shaw Communications, Inc.	3,700	154,348
Shoppers Drug Mart Corp.	4,200	197,892
SNC-Lavalin Group, Inc.	3,400	125,534
Sun Life Financial, Inc.	13,000	613,616
Suncor Energy, Inc.	10,400	902,772
Talisman Energy, Inc.	24,800	500,589
Teck Cominco, Ltd.	9,700	409,719
Telus Corp. - Non Voting Shares	3,500	210,733
Telus Corp.	1,400	85,157
Thomson Corp.	5,200	220,032
TransAlta Corp.	4,300	113,759
Trans-Canada Corp.	11,200	411,849
Trican Well Service, Ltd.	2,400	57,370
TSX Group, Inc.	1,600	63,396
UTS Energy Corp., ADR *	8,500	41,781
Western Oil Sands, Inc. *	3,100	109,359
Yamana Gold, Inc.	6,500	86,679
Yellow Pages Income Fund	5,800	78,970

		24,616,435
Cayman Islands - 0.13%
Agile Property Holdings, Ltd.	39,211	43,233
ASM Pacific Technology, Ltd.	3,500	23,934
Foxconn International Holdings, Ltd. *	45,000	140,031
Hengan International Group Company, Ltd.,
GDR	14,000	46,702
Hutchison Telecommunications
International, Ltd. *	30,000	66,308
Kingboard Chemical Holdings, Ltd.	12,000	54,015
Shimao Property Holdings, Ltd., GDR	35,000	78,794
Tingyi Cayman Islands Holding Corp., GDR	38,000	43,990
Xinao Gas Holdings, Ltd., GDR	14,000	17,390

		514,397
Chile - 0.25%
Banco Santander Chile SA, ADR	2,667	130,950
Cia Cervecerias Unidas SA, ADR	457	15,858

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Compania de Telecomunicaciones de Chile
SA, ADR	7,734	$74,246
Distribucion y Servicio D&S SA, ADR (a)	966	29,985
Embotelladora Andina SA, ADR, Series A	915	17,243
Embotelladora Andina SA, ADR, Series B	1,006	20,220
Empresa Nacional de Electricidad SA, ADR	6,419	299,125
Enersis SA, ADR	15,435	283,695
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	717	118,047
Vina Concha Y Toro SA, ADR	911	37,242

		1,026,611
China - 1.02%
Air China, Ltd., Class H	53,466	41,012
Aluminum Corp. of China, Ltd.	74,780	98,826
Angang New Steel Company, Ltd. Class H	20,141	41,525
Bank of China, Ltd., H Shares *	528,500	259,208
Bank of Communications Company, Ltd.,
Class H *	134,879	141,460
Beijing Capital International Airport Company,
Ltd., Class H	39,211	43,333
Beijing Datang Power Generation
Company , Ltd., Class H *	37,568	49,071
BYD Company, Ltd., H Shares	3,446	20,873
Chaoda Modern Agriculture Holdings, Ltd.	37,925	33,025
China Construction Bank	572,118	343,608
China Life Insurance Company, Ltd.	163,376	505,254
China Mengniu Dairy Company, Ltd.	21,498	70,614
China Petroleum & Chemical Corp., Class H	388,030	432,801
China Shipping Container Lines Company, Ltd.	54,888	32,403
China Shipping Development Company, Ltd.,
Class H	29,568	57,932
China Telecom Corp., Ltd.	322,396	173,398
China Travel International Investment
Hong Kong, Ltd.	61,709	29,634
COSCO Holdings	61,879	73,456
Dongfeng Motor Group Company, Ltd.	62,780	32,077
Guangdong Investment, Ltd.	52,780	30,753
Guangshen Railway Company, Ltd., Class H	33,211	27,644
Guangzhou R&F Properties Company, Ltd. -
H Shares	22,400	56,911
Huadian Power International Corp., Ltd.,
Class H	35,211	18,487
Huaneng Power International, Inc., Class H	68,564	70,680
Hunan Non-Ferrous Metal Corp., Ltd	34,000	19,375
Industrial & Commercial Bank of China *	672,000	351,963
Jiangsu Expressway, Ltd.	28,855	27,602
Jiangxi Copper Company, Ltd., Class H	30,925	49,502
Lenovo Group, Ltd.	74,564	37,239
Maanshan Iron & Steel Company, Ltd.,Class H	41,925	32,535
PetroChina Company, Ltd., Class H	441,739	576,993
PICC Property & Casualty Company, Ltd.,
Class H *	54,780	33,882
Shanghai Electric Group Company, Ltd.	63,136	26,923

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Shanghai Forte Land Company	25,211	$14,689
Shenzhen Expressway Company, Ltd.	18,141	14,380
Shui On Land, Ltd.	42,500	36,628
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	52,066	34,337
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	29,925	14,562
Sinotrans, Ltd., H Shares	35,390	15,907
Tsingtao Brewery Company, Ltd., Series H	7,070	17,455
Weichai Power Company, Ltd.	3,357	19,173
Yanzhou Coal Mining Company, Ltd., Class H	43,210	55,333
Zhejiang Expressway Company, Ltd., Class H	32,282	31,625
Zijin Mining Group, Ltd.	89,686	47,433
ZTE Corp., Class H	3,757	18,090

		4,159,611
Colombia - 0.05%
BanColombia SA, ADR	7,807	218,674
Czech Republic - 0.13%
CEZ AS	5,446	279,143
Komercni Banka AS	400	73,650
Philip Morris CR AS	18	8,978
Telefonica Czech Republic AS	2,966	86,228
Unipetrol AS *	1,919	25,260
Zentiva NV	603	41,334

		514,593
Denmark - 0.65%
A P Moller- Maersk AS	24	292,984
Bang & Olufsen A/S, Series B	225	28,361
Carlsberg AS, B Shares	700	84,948
Codan AS	300	32,777
Coloplast AS	586	50,796
Dampskibsselskabet Torm AS, ADR	600	23,729
Danisco AS	1,100	93,165
Danske Bank AS	9,900	431,309
Det Ostasiatiske Kompagni A/S	375	21,027
DSV AS, ADR	4,000	81,625
FLS Industries AS, B Shares	1,200	97,517
GN Store Nord AS *	4,500	52,415
H. Lundbeck AS	1,200	29,959
Jyske Bank *	1,296	99,233
NKT Holding A/S	400	40,379
Novo Nordisk AS	5,300	557,996
Novozymes AS, B Shares	1,000	107,269
Sydbank AS	1,390	75,430
Topdanmark AS *	400	73,896
TrygVesta AS	598	51,836
Vestas Wind Systems AS *	4,000	280,993
William Demant Holdings AS *	600	61,219

		2,668,863
Egypt - 0.12%
Alexandria Mineral Oils Company	384	5,165

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Egypt (continued)
Commercial International Bank	3,695	$38,626
Credit Agricole Egypt *	1,277	3,720
Eastern Tobacco	251	18,967
Egyptian Company for Mobile Services	780	23,023
Egyptian Financial & Industrial Company	116	1,624
Egyptian Financial Group-Hermes Holding	3,889	28,356
Egyptian International Pharmaceutical
Industries Company	723	3,830
Egyptian Media Production City *	1,342	2,306
EL Ezz Aldekhela Steel Alexandria	61	10,946
El Ezz Steel Company	1,819	16,459
El Watany Bank of Egypt	1,337	10,632
Medinet Nasr Housing	143	7,788
Misr Beni Suef Cement Company	290	5,044
Olympic Group Financial Investments	803	7,551
Orascom Construction Industries	1,801	120,241
Orascom Hotels & Development *	1,926	18,611
Orascom Telecom Holding SAE	11,035	146,009
Oriental Weavers	357	3,991
Sidi Kerir Petrochemicals Company	2,925	9,219
Telecom Egypt	7,610	25,176

		507,284
Finland - 1.29%
Amer Sport Oyj	1,550	35,447
Cargotec Corp. Oyj, B Shares	870	54,808
Elisa Oyj, A Shares	3,500	101,042
Fortum Corp. Oyj	10,200	335,355
KCI Konecranes Oyj	1,250	52,633
Kesko Oyj	1,500	103,658
Kone Corp. Oyj	1,785	106,833
Metra Oyj, B Shares	1,500	99,441
Metso Oyj	3,000	166,838
Neste Oil Oyj	2,999	113,286
Nokia AB Oyj	94,500	2,587,018
Nokian Renkaat Oyj	2,360	82,227
OKO Bank - A Shares	2,000	40,358
Orion Oyj, Series B	1,881	46,534
Outokumpu Oyj	2,400	86,010
Rautaruukki Oyj	2,000	123,763
Sampo Oyj, A Shares	9,800	309,943
SanomaWSOY Oyj	1,430	44,899
Stora Enso Oyj, R Shares	13,500	257,703
TietoEnator Oyj	1,680	53,495
UPM-Kymmene Oyj	12,100	313,505
Uponor Oyj	1,200	49,607
YIT Oyj	2,945	102,610

		5,267,013
France - 7.59%
Accor SA	3,973	369,371
Aeroports de Paris	742	88,488
Air France KLM	2,755	140,649

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Alcatel-Lucent	51,742	$720,422
Alstom RGPT *	2,285	361,798
Atos Origin SA *	1,434	88,256
AXA Group SA	34,830	1,522,321
BNP Paribas SA	18,788	2,279,260
Bouygues SA	4,643	409,737
Business Objects SA *	2,146	88,628
Cap Gemini SA	2,936	223,708
Carrefour SA	13,495	983,229
Casino Guich-Perrachon SA	953	100,818
CNP Assurances SA	948	126,981
Compagnie de Saint-Gobain SA	7,346	805,301
Compagnie Generale des Etablissements
Michelin, Class B	3,261	427,105
Credit Agricole SA	14,788	610,335
Dassault Systemes SA	1,400	84,977
Essilor International SA	2,113	253,865
European Aeronautic Defence &
Space Company	7,385	232,173
France Telecom SA	38,073	1,169,301
Gaz de France	4,465	224,164
Gecina SA	319	57,796
Groupe Danone SA	4,910	769,041
Hermes International SA	1,374	191,177
Icade	691	60,124
Imerys SA	796	79,348
Klepierre SA	445	86,204
Lafarge SA	3,368	582,752
Lagardere S.C.A.	2,747	229,337
L'Air Liquide SA	2,709	643,034
L'Oreal SA	5,542	658,310
LVMH Moet Hennessy SA	5,498	648,794
M6-Metropole Television	1,462	50,860
Neopost SA	752	111,633
PagesJaunes Groupe SA	2,409	51,527
Pernod-Ricard SA	2,051	450,535
Pinault-Printemps-Redoute SA	1,695	309,332
PSA Peugeot Citroen SA	3,279	259,768
Publicis Groupe SA	3,212	145,616
Renault Regie Nationale SA	4,162	594,887
Safran SA	3,522	90,637
Sanofi-Aventis SA	22,847	2,202,466
Schneider Electric SA	4,800	692,793
SCOR *	24,797	69,051
Societe BIC SA	609	45,133
Societe Des Autoroutes Paris-Rhin-Rhone	436	44,494
Societe Generale	8,285	1,613,742
Societe Television Francaise 1	2,677	95,217
Sodexho Alliance	2,137	161,391
STMicroelectronics NV	14,687	283,523
Suez SA Strip VVPR *	1,452	20
Suez SA	21,202	1,219,315

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Technip SA	2,262	$175,426
Thales SA	1,884	115,267
Thomson SA *	5,520	106,486
Total SA	47,843	3,604,206
Unibail	987	283,159
Valeo SA	1,584	90,200
Vallourec SA	1,050	335,966
Veolia Environnement SA	6,428	537,860
Vinci SA, ADR	8,802	696,245
Vivendi Universal SA	25,993	1,132,235
Zodiac SA	1,000	77,850

		30,963,644
Germany - 6.12%
Adidas-Salomon AG	4,645	296,438
Allianz AG	10,191	2,262,059
Altana AG	1,512	36,897
BASF AG	11,197	1,386,377
Bayer AG	16,385	1,179,023
Beiersdorf AG	1,904	136,802
Bilfinger Berger AG	835	82,584
Celesio AG	1,835	123,402
Commerzbank AG	14,129	694,897
Continental AG	2,967	419,532
DaimlerChrysler AG	20,647	1,892,893
Deutsche Bank AG	11,703	1,779,956
Deutsche Boerse AG	2,298	543,837
Deutsche Lufthansa AG	4,945	143,223
Deutsche Post AG, GDR	1,460	45,984
Deutsche Post AG	15,999	508,796
Deutsche Postbank AG	1,773	158,158
Deutsche Telekom AG	63,982	1,186,070
Douglas Holding AG	661	44,025
E.ON AG	14,027	2,305,516
Fresenius Medical Care AG	1,362	199,860
Heidelberger Druckmaschinen AG	1,353	66,616
Henkel KGaA	1,285	199,901
Hochtief AG	949	109,983
Hypo Real Estate Holding AG	2,901	200,163
Infineon Technologies AG *	16,200	251,056
IVG Immobilien AG	1,867	80,747
KarstadtQuelle AG *	1,345	48,129
Linde AG	2,514	277,726
MAN AG	2,520	365,581
Merck & Company AG	1,397	183,816
Metro AG	3,704	299,517
MLP AG	1,580	36,133
Muenchener Rueckversicherungs-
Gesellschaft AG	4,874	917,289
Premiere AG *	1,468	35,744
ProSieben Sat.1 Media AG	1,970	73,144
Puma AG	272	121,251
Qiagen AG *	3,527	61,539

The accompanying notes are an integral part of the financial statements.
89

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Rheinmetall AG	788	$74,840
RWE AG	10,042	1,137,458
Salzgitter AG	887	169,977
SAP AG	20,035	958,686
Siemens AG	19,061	2,511,360
Solarworld AG	804	73,439
Suedzucker AG	1,309	28,439
Thyssen Krupp AG	8,128	474,763
TUI AG *	4,596	124,892
Volkswagen AG	3,836	582,039
Wincor Nixdorf AG	672	66,806

		24,957,363
Greece - 0.51%
Alpha Bank A.E.	8,464	268,031
Athens Stock Exchange SA (ASE)	990	26,609
Bank of Piraeus SA	5,431	207,492
Coca Cola Hellenic Bottling Company SA	2,370	109,676
Cosmote Mobile Communications SA	2,180	70,090
EFG Eurobank Ergas SA	6,028	214,244
Folli-Follie SA	340	14,636
Greek Organization of Football Prognostics	4,880	186,441
Hellenic Petroleum SA	2,460	37,461
Hellenic Technodomiki Tev SA	2,600	34,627
Hellenic Telecommunications Organization SA *	6,960	221,902
Motor Oil Hellas Corinth Refineries SA	965	28,689
National Bank of Greece SA	8,302	495,648
Public Power Corp.	2,280	61,957
Titan Cement Company SA	1,260	74,547
Viohalco SA	2,250	35,051

		2,087,101
Hong Kong - 1.84%
Anhui Conch Cement Company, Ltd., Series H	11,070	62,303
Bank of East Asia, Ltd.	33,768	196,753
Beijing Enterprises Holdings, Ltd.	6,714	21,108
BOC Hong Kong Holdings, Ltd.	83,000	197,695
Cathay Pacific Airways, Ltd.	23,000	61,410
Cheung Kong Holdings, Ltd.	34,000	440,620
China Agri-Industries Holdings, Ltd. *	34,784	28,374
China CITIC Bank *	116,000	87,791
China Communications
Construction Company , Ltd.	98,200	133,800
China Eastern Airlines Corp., Ltd. *	32,639	15,590
China Everbright, Ltd. *	15,784	30,723
China Merchants Holdings International
Company, Ltd.	25,323	112,525
China Mobile, Ltd.	115,970	1,083,367
China Overseas Land & Investment, Ltd.	80,921	110,879
China Resource Power Holdings, Ltd.	25,211	49,460
China Resources Enterprises, Ltd.	26,855	99,043
China Resources Land, Ltd.	41,211	53,935
China Shenhua Energy Co., Ltd.	75,500	221,405

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Southern Airlines Company, Ltd. *	30,855	$18,057
Citic 1616 Holdings, Ltd. *	1,301	523
Citic Pacific, Ltd.	26,033	108,012
CLP Holdings, Ltd.	29,500	207,773
CNOOC, Ltd.	350,720	331,902
COFCO International, Ltd.	15,784	10,228
Denway Motors, Ltd.	107,559	47,106
Fu Ji Food & Catering Services Holdings, Ltd.	4,900	16,754
Global Bio-Chem Technology
Group Company, Ltd.	32,855	12,790
Gome Electrical Appliances Holdings, Ltd.	23,427	35,700
Guangzhou Investment Company, Ltd.	95,493	25,435
Hang Lung Properties, Ltd.	49,000	154,674
Hang Seng Bank, Ltd.	17,100	238,029
Henderson Land Development Company, Ltd.	19,000	131,265
Hong Kong & China Gas Company, Ltd.	88,700	185,147
Hong Kong Electric Holdings, Ltd.	30,000	155,013
Hong Kong Exchange & Clearing, Ltd.	24,000	267,691
Hopewell Holdings, Ltd.	13,000	56,934
Hopson Development Holdings, Ltd., GDR	14,000	36,932
Hutchison Whampoa, Ltd.	48,000	463,773
Hysan Development Company, Ltd.	15,258	42,400
Kerry Properties, Ltd.	11,858	72,891
Li Ning Company, Ltd.	14,749	32,675
Link, REIT	46,054	107,100
Melco International Development	16,000	25,161
MTR Corp, Ltd.	32,461	79,146
New World Development Company, Ltd.	57,711	140,564
Nine Dragons Paper Holdings, Ltd.	29,600	61,633
PCCW, Ltd.	82,000	51,768
Ping An Insurance Group Company of China,
Ltd.	32,855	190,381
Semiconductor Manufacturing
International Corp. *	379,912	54,489
Shanghai Industrial Holdings, Ltd.	10,070	29,659
Shangri-La Asia, Ltd.	28,000	72,788
Shenzhen Investment, Ltd.	35,568	21,453
Shun Tak Holdings, Ltd.	24,000	32,516
Sino Land Company, Ltd.	29,158	63,850
Sun Hung Kai Properties, Ltd.	31,000	360,257
Swire Pacific, Ltd., Class A	18,500	208,714
Techtronic Industries Company, Ltd.	21,500	30,286
Television Broadcasting Company, Ltd.	6,000	42,182
Tencent Holdings, Ltd.	20,000	86,183
Travelsky Technology, Ltd.	13,428	10,919
Weiqiao Textile Company, Ltd.	8,749	19,495
Wharf Holdings, Ltd.	26,000	104,879
Wing Hang Bank, Ltd.	4,000	42,899

		7,494,807
Hungary - 0.17%
Gedeon Richter Rt.	346	70,565
Magyar Telekom Rt.	11,601	58,105

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hungary (continued)
MOL Magyar Olaj - es Gazipari Rt.	1,751	$225,791
OTP Bank Rt.	6,230	329,680

		684,141
India - 0.97%
Bajaj Auto, Ltd., ADR	987	53,397
Dr Reddy's Laboratories, Ltd., ADR	4,597	72,908
Grasim Industries, Ltd., ADR	1,531	92,625
Hindalco Industries, Ltd., ADR	2,729	9,442
ICICI Bank, Ltd., SADR	11,889	565,322
Infosys Technologies, Ltd., ADR	15,754	775,884
Larsen & Toubro, Ltd., ADR	1,116	55,241
Mahindra & Mahindra, Ltd., ADR	800	14,800
Ranbaxy Laboratories, Ltd., ADR	6,636	62,710
Reliance Capital, Ltd. *	895	21,017
Reliance Communication, Ltd., ADR * (a)	16,796	209,077
Reliance Energy, Ltd., ADR *	447	17,773
Reliance Industries, Ltd., ADR	15,300	1,308,150
Reliance Natural Resources, Ltd., ADR * (a)	8,956	15,902
Satyam Computer Services, Ltd., ADR	11,200	283,808
State Bank of India, Ltd., ADR (a)	1,031	85,264
Tata Motors, Ltd., SADR (a)	7,801	145,411
Videsh Sanchar Nigam, Ltd., ADR	1,187	26,624
Wipro, Ltd., ADR (a)	9,036	147,016

		3,962,371
Indonesia - 0.26%
Aneka Tambang Tbk PT	16,500	26,170
Astra Agro Lestari Tbk PT	10,000	17,107
Astra International Tbk PT	50,000	92,897
Bank Central Asia Tbk PT	150,500	89,512
Bank Danamon Indonesia Tbk PT	42,500	33,704
Bank Internasional Indonesia Tbk PT	402,500	8,755
Bank Mandiri Tbk PT	149,000	54,860
Bank Pan Indonesia Tbk PT *	128,750	8,898
Bank Rakyat Indonesia Tbk PT	134,500	92,948
Berlian Laju Tanker Tbk PT	48,500	10,714
Bumi Resources Tbk PT	407,500	80,789
Energi Mega Persada Tbk PT *	91,500	7,567
Gudang Garam Tbk PT	14,500	18,234
Indocement Tunggal Prakarsa Tbk PT	23,000	14,461
Indofood Sukses Makmur Tbk PT	105,500	20,677
Indosat Tbk PT	60,500	46,264
International Nickel Indonesia Tbk PT	5,000	31,154
Kalbe Farma Tbk PT *	113,500	15,944
Perusahaan Gas Negara Tbk PT	45,000	52,255
PT Telekomunikiasi Indonesia, ADR	4,500	197,775
Ramayana Lestari Sentosa Tbk PT	53,000	4,623
Semen Gresik Persero Tbk PT	3,500	17,149
Telekomunikasi Indonesia Tbk PT	71,500	77,356
Unilever Indonesia Tbk PT	38,000	27,121
United Tractors Tbk PT	32,000	27,371

		1,074,305

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland - 0.75%
Allied Irish Banks PLC - London	1,171	$35,318
Allied Irish Banks PLC	18,191	548,650
Bank of Ireland - London	1,312	28,240
Bank of Ireland	20,166	434,324
C&C Group PLC - London	415	6,939
C&C Group PLC	6,410	106,667
CRH PLC - London	722	35,160
CRH PLC	11,329	550,176
DCC PLC - London	143	4,942
DCC PLC	1,619	55,974
Depfa Bank PLC	8,099	149,264
Elan Corp PLC - London *	841	16,167
Elan Corp. *	8,608	166,982
Experian Group, Ltd.	21,706	270,068
Grafton Group PLC *	4,667	74,021
Greencore Group PLC - London	1,004	6,578
Greencore Group PLC	3,045	19,949
Iaws Group PLC, ADR	2,132	52,056
Iaws Group PLC	223	5,430
Independent News & Media PLC - London	1,204	6,122
Independent News & Media PLC	11,355	57,741
Irish Life & Permanent PLC	6,111	168,691
Kerry Group PLC	2,619	76,630
Kerry Group PLC - London	263	7,678
Kingspan Group PLC	2,798	83,373
Paddy Power PLC	1,051	31,359
Ryanair Holdings PLC, SADR *	1,496	61,770

		3,060,269
Israel - 0.41%
Africa-Israel Investments, Ltd.	311	35,191
Aladdin Knowledge Systems, ADR *	298	6,634
Alvarion, Ltd., ADR *	1,529	12,920
Audio Codes, Ltd., ADR *	664	3,533
Bank Hapoalim, Ltd.	23,474	126,865
Bank Leumi Le-Israel, Ltd.	21,163	89,658
Bezek Israeli Telecommunications Corp., Ltd.	26,127	45,991
Check Point Software Technologies, Ltd., ADR *	4,751	110,983
Clal Industries & Investments, Ltd.	1,492	9,293
Clal Insurance Enterprise Holdings, Ltd.	432	13,904
Discount Investment Corp.	438	15,454
ECI Telecom, Ltd., ADR *	1,366	10,942
Elbit Systems, Ltd.	533	22,974
Given Imaging Corp., ADR *	288	7,488
Harel Insurance Investments, Ltd.	176	10,659
ICL Israel Chemicals, Ltd.	12,831	109,254
IDB Development Corp., Ltd.	512	22,258
Israel Corp., Ltd.	58	43,226
Israel Discount Bank, Ltd. *	11,163	25,655
Koor Industries, Ltd. *	225	14,090
Makhteshim-Agam Industries, Ltd.	7,688	55,878
Migdal Insurance Holdings, Ltd.	6,198	11,311

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Nice Systems, Ltd. *	1,233	$46,840
Orbotech, Ltd. *	720	16,099
Partner Communications, Ltd.	1,752	30,172
RADWARE, Ltd. ADR *	413	5,439
Retalix, Ltd. *	389	8,034
Strauss-Elite, Ltd.	629	8,062
Super-Sol, Ltd., Class B *	2,031	8,949
Syneron Medical, Ltd., ADR *	423	10,998
Teva Pharmaceutical Industries, Ltd.	18,150	709,131
United Mizrahi Bank, Ltd.	3,045	23,734

		1,671,619
Italy - 3.01%
Alleanza Assicuraz SpA	9,336	127,351
Assicurazioni Generali SpA	23,985	999,918
Autogrill SpA	2,441	49,191
Autostrade SpA	5,771	194,474
Banca Intesa SpA - Non convertible	20,592	148,479
Banca Monte dei Paschi Siena SpA	25,802	175,286
Banca Popolare di Milano SpA	9,163	137,318
Banche Popolari Unite SpA	14,055	402,919
Banco Popolare Di Verona e Novara SpA	8,728	265,120
Bulgari SpA	3,266	51,493
Capitalia SpA	38,183	394,489
Enel SpA	99,444	1,131,085
Eni SpA	59,332	2,097,575
Fiat SpA	16,077	460,235
Finmeccanica SpA	6,935	218,119
Fondiaria-Sai SpA	1,627	83,631
Intesa Sanpaolo	175,349	1,337,487
Italcementi SpA	1,507	48,919
Lottomatica SpA	1,427	62,140
Luxottica Group SpA	3,041	106,732
Mediaset SpA	17,955	192,507
Mediobanca SpA	11,365	260,826
Mediolanum SpA	5,585	48,385
Mondadori (Arnoldo) Editore SpA	2,181	22,504
Parmalat SpA *	34,780	155,335
Pirelli & Company SpA *	67,277	80,096
Seat Pagine Gialle SpA	99,855	63,471
Snam Rete Gas SpA	21,580	132,742
T.E.R.N.A SpA	26,434	101,258
Telecom Italia SpA	246,827	715,555
Telecom Italia SpA-RNC	139,806	325,932
UniCredito Italiano SpA	178,006	1,670,252

		12,260,824
Japan - 16.15%
Access Company, Ltd. *	5	18,230
Acom Company, Ltd.	1,430	55,662
Aderans Company, Ltd.	900	18,588
Advantest Corp.	3,700	157,996
AEON Company, Ltd.	13,600	254,075

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
AEON Credit Service Company, Ltd.	1,600	$28,774
Aeon Mall Company, Ltd.	1,000	36,214
Aiful Corp.	1,700	53,188
Aisin Seiki Company	4,400	148,503
Ajinomoto Company, Inc.	14,000	161,642
Alfresa Holdings Corp.	500	35,557
All Nippon Airways Company, Ltd.	16,000	61,622
Alps Electric Company, Ltd.	3,400	33,169
Amada Company, Ltd.	8,000	100,842
Aoyama Trading Company, Ltd.	1,100	33,242
Asahi Breweries, Ltd.	8,600	137,148
Asahi Glass Company, Ltd.	21,000	279,540
Asahi Kasei Corp.	28,000	179,577
ASATSU-DK, Inc.	600	19,708
Asics Corp.	4,000	51,538
Astellas Pharmaceuticals, Inc.	12,000	531,143
Autobacs Seven Company, Ltd.	600	19,364
Bank of Kyoto, Ltd.	6,000	70,064
Benesse Corp.	1,300	38,005
Bridgestone Corp.	14,000	273,619
Canon Sales Company, Inc.	1,800	36,288
Canon, Inc.	24,000	1,411,127
Casio Computer Company, Ltd.	4,900	81,885
Central Glass Company, Ltd.	5,000	29,029
Central Japan Railway Company, Ltd.	36	369,534
Chiba Bank, Ltd.	16,000	142,427
Chiyoda Corp.	3,000	60,357
Chubu Electric Power Company, Inc.	15,100	429,037
Chugai Pharmaceutical Company, Ltd.	5,900	120,398
Circle K Sunkus Company, Ltd.	700	12,158
Citizen Watch Company, Ltd.	8,900	79,225
Coca-Cola West Japan Company, Ltd.	1,100	23,215
COMSYS Holdings Corp.	3,000	34,687
Credit Saison Company, Ltd.	3,700	106,040
CSK Corp.	1,600	57,549
Dai Nippon Printing Company, Ltd.	14,000	205,215
Daicel Chemical Industries, Ltd.	7,000	45,239
Daido Steel Company, Ltd.	7,000	43,400
Daifuku Company, Ltd.	2,000	25,966
Daiichi Sankyo Company, Ltd.	15,700	430,614
Daikin Industries, Ltd.	5,000	182,714
Daimaru, Inc.	5,000	55,676
Dainippon Ink & Chemicals, Inc.	16,000	58,600
Dainippon Screen Manufacturing Company,
Ltd.	5,000	37,446
Daito Trust Construction Company, Ltd.	2,000	105,933
Daiwa House Industry Company, Ltd.	12,000	179,840
Daiwa Securities Group, Inc.	29,000	333,640
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	54,395
Denso Corp.	11,100	389,218
Dentsu, Inc.	40	110,039
Dowa Mining Company, Ltd.	7,000	67,428

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
E-Access, Ltd.	37	$24,003
East Japan Railway Company	76	586,656
EBARA Corp.	10,000	45,494
EDION Corp.	1,800	22,246
Eisai Company, Ltd.	5,400	250,987
Electric Power Development Company, Ltd.	3,300	149,316
Elpida Memory, Inc. *	2,000	81,954
Familymart Company, Ltd.	1,300	33,094
Fanuc, Ltd.	3,900	372,145
Fast Retailing Company, Ltd.	1,300	100,669
Fuji Electric Holdings Company, Ltd.	11,000	51,940
Fuji Photo Film Company, Ltd.	11,000	455,266
Fuji Software ABC, Inc.	900	20,990
Fuji Television Network, Inc.	11	22,402
Fujikura, Ltd.	8,000	55,118
Fujitsu, Ltd.	40,000	272,962
Fukuoka Financial Group, Inc. *	14,000	109,793
Furukawa Electric Company, Ltd.	15,000	82,899
Glory, Ltd.	1,100	22,492
Goodwill Group, Inc.	34	21,108
Gunma Bank	9,000	62,008
Gunze, Ltd.	4,000	23,190
Hakuhodo DY Holdings, Inc.	650	43,716
Hankyu Department Stores	4,000	39,351
Hankyu Hanshin Holdings, Inc.	25,200	144,237
Haseko Corp. *	22,500	69,842
Hikari Tsushin, Inc.	500	20,735
Hino Motors, Ltd.	6,000	33,849
Hirose Electric Company, Ltd.	700	90,823
Hitachi Cable, Ltd.	5,000	29,645
Hitachi Capital Corp.	900	15,114
Hitachi Chemical, Ltd.	2,100	43,112
Hitachi Construction Machinery Company, Ltd.	2,400	80,214
Hitachi High-Technologies Corp.	1,400	36,329
Hitachi, Ltd.	75,000	550,606
Hokkaido Electric Power Company, Inc.	3,800	90,495
Hokuhoku Financial Group, Inc.	30,000	102,977
Honda Motor Company, Ltd.	35,100	1,233,652
House Food Corp.	1,500	24,180
Hoya Corp.	9,400	304,135
Ibiden Company, Ltd.	2,800	151,065
Idemitsu Kosan Company, Ltd.	400	45,954
Inpex Holdings, Inc.	19	166,947
Isetan Company, Ltd.	4,200	60,875
Ishikawajima-Harima Heavy Industries
Company, Ltd.	31,000	105,646
ITO EN, Ltd.	1,200	39,318
Itochu Corp.	34,000	371,061
Itochu Techno-Science Corp.	800	33,636
JAFCO Company, Ltd.	900	39,392
Japan Airlines System Corp. *	24,000	47,695
Japan Prime Realty Investment Corp.	13	57,968

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Japan Real Estate Investment Corp.	9	$124,163
Japan Retail Fund Investment Corp., REIT	8	82,119
Japan Tobacco, Inc.	102	531,045
JFE Holdings, Inc.	12,600	765,674
JGC Corp.	5,000	94,642
Joyo Bank, Ltd.	16,000	102,878
JS Group Corp.	6,100	127,986
JSR Corp.	4,100	92,420
Kajima Corp.	21,000	85,535
Kamigumi Company, Ltd.	5,000	42,373
Kaneka Corp.	6,000	51,784
Kansai Electric Power Company, Ltd.	17,500	439,745
Kansai Paint Company, Ltd.	6,000	49,370
Kao Corp.	11,000	304,414
Kawasaki Heavy Industries, Ltd.	28,000	109,678
Kawasaki Kisen Kaisha, Ltd.	11,000	133,238
KDDI Corp.	55	469,719
Keihin Electric Express Railway
Company, Ltd.	10,000	66,845
Keio Electric Railway Company, Ltd.	13,000	86,151
Keisei Electric Railway Company, Ltd.	7,000	42,997
Keyence Corp.	800	170,807
Kikkoman Corp.	3,000	44,861
Kinden Corp.	4,000	34,523
Kintetsu Corp.	34,000	100,513
Kirin Brewery Company, Ltd.	17,000	263,010
KK DaVinci Advisors *	26	28,824
Kobe Steel Company, Ltd.	60,000	205,954
Kokuyo Company, Ltd.	1,700	19,642
Komatsu, Ltd.	20,100	533,139
Komori Corp.	1,000	23,732
Konami Corp.	2,200	51,217
Konica Minolta Holdings, Inc.	10,000	135,906
Kose Corp.	600	16,210
Koyo Seiko Company, Ltd.	3,900	69,337
Kubota Corp.	26,000	217,565
Kuraray Company, Ltd.	7,500	81,544
Kurita Water Industries, Ltd.	2,900	81,922
Kyocera Corp.	3,700	363,392
KYOWA HAKKO KOGYO COMPANY, LTD.	8,000	80,082
Kyushu Electric Power Company, Inc.	8,100	219,503
Lawson, Inc.	1,600	57,023
LeoPalace21 Corp.	2,800	94,272
Mabuchi Motor Company, Ltd.	600	36,067
Makita Corp.	2,200	91,414
Marubeni Corp.	36,000	251,579
Marui Company, Ltd.	7,100	85,649
Matsui Securities Company, Ltd.	2,000	15,685
Matsumotokiyoshi Company, Ltd.	800	18,625
Matsushita Electric Industrial Company, Ltd.	44,000	928,598
Matsushita Electric Works, Ltd.	8,000	100,119
Mediceo Holdings Company, Ltd.	3,800	60,413

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Meiji Dairies Corp.	7,000	$46,504
Meiji Seika Kaisha, Ltd.	8,000	36,723
Meitec Corp.	800	22,993
Millea Holdings, Inc.	17,700	703,494
Minebea Company, Ltd.	7,000	40,353
Mitsubishi Chemical Holdings Corp, ADR	25,000	218,641
Mitsubishi Corp.	29,900	728,011
Mitsubishi Electric Corp.	43,000	393,012
Mitsubishi Estate Company, Ltd.	26,000	798,522
Mitsubishi Gas & Chemicals Company, Inc.	9,000	75,089
Mitsubishi Heavy Industries, Ltd.	73,000	443,006
Mitsubishi Logistc Corp.	3,000	53,336
Mitsubishi Materials Corp.	24,000	126,331
Mitsubishi Rayon Company, Ltd.	12,000	76,666
Mitsubishi Securities Company, Ltd.	6,000	68,980
Mitsubishi UFJ Financial Group, Inc.	179	2,057,894
Mitsubishi UFJ Lease & Finance Company,
Ltd.	760	36,385
Mitsui & Company, Ltd.	35,000	689,797
Mitsui Chemicals, Inc.	13,000	93,837
Mitsui Engineering & Shipbuilding
Company, Ltd.	14,000	73,118
Mitsui Fudosan Company, Ltd.	19,000	597,577
Mitsui Mining & Smelting Company, Ltd.	12,000	55,874
Mitsui O.S.K. Lines, Ltd.	24,000	328,737
Mitsui Sumitomo Insurance Company, Ltd.	28,000	349,497
Mitsui Trust Holdings, Inc.	14,000	129,682
Mitsukoshi, Ltd.	11,000	55,011
Mitsumi Electric Company, Ltd.	1,800	56,908
Mizuho Financial Group, Inc.	214	1,513,069
Murata Manufacturing Company, Ltd.	4,600	324,861
Namco Bandai Holdings, Inc.	4,200	71,222
NEC Corp.	47,000	239,294
NEC Electronics Corp. *	700	17,044
NGK Insulators, Ltd.	6,000	140,177
NGK Spark Plug Company, Ltd.	4,000	64,184
NHK Spring Company, Ltd.	3,000	27,961
NICHIREI Corp.	5,000	26,606
Nidec Corp.	2,500	150,893
Nikko Cordial Corp.	9,000	124,163
Nikon Corp.	7,000	177,048
Nintendo Company, Ltd.	2,200	768,713
Nippon Building Fund, Inc.	10	161,774
Nippon Electric Glass Company, Ltd.	7,000	111,690
Nippon Express Company, Ltd.	19,000	113,431
Nippon Kayaku Company, Ltd.	3,000	23,034
Nippon Light Metal Company, Ltd.	10,000	26,442
NIPPON MEAT PACKERS, Inc.	4,000	48,417
Nippon Mining Holdings, Inc.	18,500	162,554
Nippon Oil Corp.	29,000	246,241
Nippon Paper Group, Inc.	19	65,843
Nippon Sheet Glass Company, Ltd.	13,000	61,063

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Shokubai Company, Ltd.	3,000	$26,680
Nippon Steel Corp.	128,000	894,502
Nippon Telegraph & Telephone Corp.	116	545,826
Nippon Yusen Kabushiki Kaisha	24,000	221,326
Nippon Zeon Company	4,000	39,910
Nishimatsu Construction Company, Ltd.	5,000	17,286
Nishi-Nippon City Bank, Ltd.	12,000	48,089
Nissan Chemical Industries, Ltd.	4,000	43,359
Nissan Motor Company, Ltd.	50,600	562,615
Nisshin Seifun Group, Inc.	5,000	51,571
Nisshin Steel Company	17,000	69,801
Nisshinbo Industries, Inc.	3,000	41,363
Nissin Food Products Company, Ltd.	1,800	64,890
Nitori Company, Ltd.	750	35,044
Nitto Denko Corp.	3,800	188,791
NOK Corp.	2,700	54,100
Nomura Holdings, Inc.	39,100	799,499
Nomura Real Estate Holdings, Inc.	1,000	36,461
Nomura Real Estate Office Fund, Inc.	6	74,892
Nomura Research Institute, Ltd.	2,500	66,927
NSK, Ltd.	9,000	92,162
NTN Corp.	9,000	74,350
NTT Data Corp.	26	124,048
NTT DoCoMo, Inc.	360	611,948
NTT Urban Development Corp.	23	55,529
Obayashi Corp.	13,000	72,379
OBIC Company, Ltd.	150	29,674
Odakyu Electric Railway Company	14,000	87,259
Oji Paper Company, Ltd.	15,000	76,370
Oki Electric Industry Company, Ltd. *	10,000	18,395
Okuma Holdings, Inc.	3,000	42,964
Okumura Corp.	4,000	19,873
Olympus Optical Company, Ltd.	5,000	189,284
Omron Corp.	4,700	120,419
Onward Kashiyama Company, Ltd.	3,000	39,146
Oracle Corp. - Japan	600	26,705
Oriental Land Company, Ltd.	1,000	52,310
Orix Corp.	2,030	543,445
Osaka Gas Company, Ltd.	42,000	156,239
OSG Corp.	1,900	24,839
Otsuka Corp.	400	36,855
Park24 Company, Ltd.	2,200	24,931
Pioneer Electronic Corp.	3,000	42,693
Promise Company, Ltd.	1,700	59,052
Q.P. Corp.	2,700	25,298
Rakuten, Inc.	134	45,611
Resona Holdings, Inc.	124	308,536
Ricoh Company, Ltd.	15,000	326,422
Rinnai Corp.	1,000	32,026
Rohm Company, Ltd.	2,300	206,627
Round One Corp	8	13,402
Ryohin Keikaku Company, Ltd.	500	28,618

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sanken Electric Company	3,000	$28,898
SANKYO Company, Ltd.	1,300	55,939
Santen Pharmaceutical Company, Ltd.	1,800	45,379
Sanwa Shutter Corp.	6,000	35,081
Sanyo Electric Company, Ltd. *	39,000	64,373
Sapporo Hokuyo Holdings, Inc.	7	73,003
Sapporo Holdings	6,000	42,225
SBI E*Trade Securities Compnay, Ltd.	36	41,092
SBI Holdings, Inc.	233	74,717
Secom Company, Ltd.	4,500	212,482
Sega Sammy Holdings, Inc.	3,800	69,899
Seiko Epson Corp.	3,000	86,717
Seino Transportation Company, Ltd.	3,000	29,415
Sekisui Chemical Company, Ltd.	11,000	82,381
Sekisui House, Ltd.	12,000	176,588
Seven & I Holdings Company, Ltd.	18,400	531,866
Sharp Corp.	22,000	420,940
Shimachu Company, Ltd.	900	22,837
Shimamura Company, Ltd.	400	42,997
Shimano, Inc.	1,500	50,626
Shimizu Corp.	14,000	81,051
Shin-Etsu Chemical Company, Ltd.	8,700	582,977
Shinko Electric Industries Company, Ltd.	1,600	30,680
Shinko Securities Company, Ltd.	10,000	50,749
Shinsei Bank, Ltd.	31,000	135,939
Shionogi & Company, Ltd.	7,000	120,140
Shiseido Company, Ltd.	8,000	171,792
Shizuoka Bank, Ltd.	13,000	133,123
Showa Denko K.K.	25,000	89,715
Showa Shell Sekiyu K.K.	4,400	53,259
SMC Corp.	1,300	163,548
SOFTBANK Corp.	16,800	370,421
Sojitz Holdings Corp. *	15,900	69,071
Sompo Japan Insurance, Inc.	18,000	225,859
Sony Corp.	22,500	1,295,217
Stanley Electric Corp.	3,600	78,637
Sumco Corp.	2,100	101,055
Sumitomo Bakelite Company, Ltd.	5,000	35,188
Sumitomo Chemical Company, Ltd.	32,000	211,800
Sumitomo Corp.	23,800	431,928
Sumitomo Electric Industries, Ltd.	15,300	232,311
Sumitomo Heavy Industries, Ltd.	13,000	147,641
Sumitomo Metal Industries, Ltd.	92,000	497,869
Sumitomo Metal Mining Company, Ltd.	12,000	273,455
Sumitomo Mitsui Financial Group, Inc.	148	1,434,120
Sumitomo Osaka Cement Company, Ltd.	8,000	23,519
Sumitomo Realty &
Development Company, Ltd.	9,000	339,971
Sumitomo Rubber Industries, Inc.	4,000	42,340
Sumitomo Titanium Corp.	400	39,548
Sumitomo Trust & Banking Company, Ltd.	27,000	274,268
Suruga Bank, Ltd.	5,000	66,557

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Suzuken Company, Ltd.	1,600	$50,454
T&D Holdings, Inc.	4,300	290,610
TAIHEIYO CEMENT CORP.	21,000	96,054
Taisei Corp.	22,000	72,445
Taisho Pharmaceuticals Company, Ltd.	4,000	77,192
Taiyo Nippon Sanso Corp.	6,000	48,926
Taiyo Yuden Company, Ltd.	2,000	41,470
Takara Holdings	3,000	21,162
Takashimaya Company, Ltd.	6,000	68,930
Takeda Pharmaceutical Company, Ltd.	18,700	1,254,601
Takefuji Corp.	2,260	83,329
Tanabe Seiyaku Company, Ltd.	5,000	64,422
TDK Corp.	2,700	245,001
Teijin, Ltd.	17,000	90,741
Terumo Corp.	3,500	136,810
The 77th Bank, Ltd.	8,000	54,527
The Bank of Yokohama, Ltd.	25,000	186,615
The Hachijuni Bank, Ltd.	8,000	61,031
The Hiroshima Bank, Ltd.	10,000	60,275
The Japan Steel Works, Ltd.	8,000	114,309
The Tokyo Electric Power Company, Ltd.	27,400	911,271
THK Company, Ltd.	2,600	64,693
TIS, Inc.	1,100	24,976
Tobu Railway Company, Ltd.	20,000	90,002
Toda Corp.	4,000	22,829
Toho Company, Ltd.	3,600	65,481
Toho Titanium Company, Ltd.	600	24,192
Tohoku Electric Power Company, Inc.	9,100	210,733
Tokai Rika Company, Ltd.	1,400	36,329
Tokuyama Corp.	6,000	77,159
Tokyo Broadcasting Company, Ltd.	1,000	31,780
Tokyo Electron, Ltd.	3,500	251,488
Tokyo Gas Company, Ltd.	48,000	236,502
Tokyo Seimitsu Company, Ltd.	800	29,169
Tokyo Steel Manufacturing Company, Ltd.	2,200	34,109
Tokyo Tatemono Company, Ltd.	7,000	100,883
Tokyu Corp.	23,000	158,276
Tokyu Land Corp.	8,000	98,805
TonenGeneral Sekiyu K.K.	7,000	71,049
Toppan Printing Company, Ltd.	12,000	126,528
Toray Industries, Inc.	28,000	189,004
Toshiba Corp.	65,000	485,732
Tosoh Corp.	12,000	61,392
Toto, Ltd.	7,000	62,886
Toyo Seikan Kaisha, Ltd.	3,800	73,332
Toyo Suisan Kaisha, Ltd.	2,000	37,939
Toyobo Company, Ltd.	17,000	45,650
Toyoda Gosei Company, Ltd.	1,400	40,008
Toyota Boshoku Corp.	1,200	30,055
Toyota Industries Corp.	4,100	185,514
Toyota Motor Corp.	60,100	3,602,792
Toyota Tsusho Corp.	4,800	118,251

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Trend Micro, Inc.	2,500	$82,324
Ube Industries, Ltd.	18,000	54,839
UNI Charm Corp.	900	49,961
UNY Company, Ltd.	4,000	44,607
Ushio, Inc.	2,700	55,984
USS Company, Ltd.	500	31,369
Wacoal Corp.	2,000	25,112
West Japan Railway Company, Ltd.	36	167,325
Yahoo Japan Corp.	359	122,934
Yakult Honsha Company, Ltd.	2,100	50,355
Yamada Denki Company, Ltd.	1,800	169,394
Yamaha Corp.	4,100	86,528
Yamaha Motor Company, Ltd.	4,200	106,919
Yamato Transport Company, Ltd.	9,000	130,593
Yamazaki Baking Company, Ltd.	3,000	26,927
YASKAWA Electric Corp.	4,000	43,392
Yokogawa Electric Corp.	5,000	63,355

		65,871,410
Korea - 0.01%
LG Philips LCD Company, Ltd., ADR *	2,120	42,781
Luxembourg - 0.09%
Tenaris SA, ADR	6,960	345,564
Malaysia - 0.46%
AirAsia BHD *	17,100	9,862
AmFirst REIT *	1,248	342
AMMB Holdings Berhad	33,600	38,756
Berjaya Sports Toto BHD	15,200	21,826
British American Tobacco Malaysia Berhad	3,100	41,732
Bursa Malaysia BHD	7,600	23,928
Commerce Asset Holdings	53,100	185,932
DRB-Hicom Berhad	12,700	6,577
Gamuda BHD	13,900	36,197
Genting Bhd	42,500	98,794
Golden Hope Plantations BHD	10,500	26,571
Guinness Anchor Berhad	2,900	4,992
Highlands & Lowlands BHD	3,600	8,474
Hong Leong Bank BHD	11,600	21,333
Hong Leong Credit BHD	4,400	8,027
IGB Corp. Berhad	13,900	11,861
IJM Corp., Berhad	13,600	32,814
IOI Corporation Berhad	16,400	132,706
IOI Properties BHD	1,800	6,885
KLCC Property Holdings Berhad	8,900	9,794
Kuala Lumpur Kepong Berhad	8,400	33,120
Lafarge Malayan Cement BHD	24,600	12,450
Magnum Corp BHD	17,700	17,812
Malayan Bank Berhad	45,900	163,422
Malaysian Airline System BHD *	5,400	9,375
Malaysian Bulk Carriers Berhad	7,375	6,944
Malaysian Pacific Industries Berhad	1,800	5,455
Malaysian Resources Corp. Berhad *	18,800	11,838

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Maxis Communications Berhad	21,200	$95,442
Media Prima BHD	15,000	11,211
MISC BHD	26,900	78,757
MMC Corp BHD	6,400	14,877
Mulpha International Berhad *	16,000	8,945
Multi-Purpose Holdings BHD *	14,000	9,763
Petronas Dagangan BHD	5,200	11,399
Petronas Gas Berhad *	8,900	24,355
PLUS Expressways BHD	33,700	30,145
POS Malaysia & Services Holdings Berhad	6,400	7,834
PPB Group Berhad	11,600	24,576
Proton Holdings Berhad	5,100	8,029
Public Bank Berhad	25,000	73,562
Resorts World BHD	59,500	56,375
RHB Capital BHD	15,600	21,758
Scomi Group Berhad	12,900	5,124
Shell Refining Company Federation of Malaya
Berhad	3,100	9,304
Sime Darby Berhard	35,700	105,046
SP Setia BHD	12,300	30,402
Star Publications Malaysia Berhad	9,200	9,258
TA Enterprise Berhad	16,600	7,571
Tanjong PLC	5,000	26,629
Telekom Malaysia BHD	20,400	62,428
Tenaga Nasional BHD	25,700	88,477
Transmile Group BHD	3,500	9,166
UMW Holdings Berhad	4,200	14,830
YTL Corp. Berhad	16,100	42,163

		1,875,245
Mexico - 1.01%
Alfa SA de CV	7,800	61,378
America Movil SA de CV, Series L, ADR	11,217	679,189
America Movil SA de CV	215,900	652,829
Carso Infraestructura y Construccion SA de
CV *	16,600	15,737
Cemex SA de CV *	83,404	323,960
Cemex SA, ADR *	8,646	336,156
Coca-Cola Femsa SA de CV	6,100	24,461
Consorcio ARA SA de CV	20,000	32,221
Controladora Comercial Mexicana SA de CV	7,800	21,210
Corp. GEO SA de CV, Series B *	10,400	59,030
Desarrolladora Homex SA de CV *	3,400	34,081
Empresas ICA Sociedad
Controladora SA de CV *	7,900	35,291
Fomento Economico Mexicano SA de CV	4,300	17,139
Fomento Economico Mexicano SA de CV *	46,800	187,404
Grupo Aeroportuario del Pacifico SA de CV	10,500	51,795
Grupo Aeroportuario del Sureste SA de CV	5,400	27,487
Grupo Bimbo SA de CV	6,400	41,005
Grupo Carso SA de CV	14,262	60,298
Grupo Financiero Banorte SA de CV	31,565	147,562
Grupo Mexico SA	24,981	148,142

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Grupo Modelo SA	12,600	$69,757
Grupo Televisa SA, SADR	6,344	182,580
Grupo Televisa SA	24,500	141,160
Industrias Penoles SA de CV	2,200	25,404
Kimberly-Clark de Mexico SA de CV	11,800	50,108
Telefonos de Mexico SA de CV, Class L, ADR	3,226	130,459
Telefonos de Mexico SA de CV	115,400	232,449
TV Azteca SA de CV *	26,400	25,322
Urbi Desarrollos Urbanos SA de CV *	6,100	26,125
Wal-Mart de Mexico SA de CV, Series V	74,131	280,555

		4,120,294
Netherlands - 3.07%
ABN AMRO Holdings NV	41,702	1,998,830
Aegon NV	33,682	690,535
Akzo Nobel NV	6,280	512,382
ASML Holding NV *	11,269	291,823
Buhrmann NV	2,307	30,104
Corio NV	894	77,944
DSM NV	3,359	166,830
Fugro NV	1,286	75,341
Hagemeyer NV	11,835	57,157
Heineken NV	5,683	331,031
ING Groep NV	43,084	1,919,015
Koninklijke (Royal) KPN NV	44,595	756,492
Koninklijke (Royal) Philips Electronics NV	26,881	1,142,709
Koninklijke Ahold NV *	35,964	448,488
Mittal Steel Company NV	17,832	1,070,607
Oce NV	1,741	34,382
Randstad Holdings NV	1,027	83,640
Reed Elsevier NV	16,465	327,813
Rodamco Europe NV	1,192	177,672
Royal Numico NV	3,800	189,091
SBM Offshore NV	3,112	115,001
TNT Post Group NV	10,095	446,249
Unilever NV	39,462	1,176,923
Vedior NV	3,796	112,651
Wereldhave NV	488	71,865
Wolters Kluwer NV	7,032	218,900

		12,523,475
New Zealand - 0.12%
Auckland International Airport, Ltd.	21,664	42,740
Contact Energy, Ltd.	6,386	41,604
Fisher & Paykel Appliances Holdings, Ltd.	5,572	15,956
Fisher & Paykel Healthcare Corp.	10,678	27,826
Fletcher Building, Ltd.	10,815	103,340
Kiwi Income Property Trust	17,257	20,326
Sky City Entertainment Group, Ltd.	9,996	38,191
Sky Network Television, Ltd.	4,317	17,797
Telecom Corp. of New Zealand, Ltd.	43,208	154,267
Vector, Ltd.	5,002	10,642

		472,689

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway - 0.75%
Acergy SA	4,641	$104,485
Aker Kvaerner ASA	3,945	96,653
Den Norske Bank ASA	15,800	212,906
Det Norske Oljeselskapb ASA *	17,500	34,677
Norsk Hydro ASA	16,411	584,768
Norske Skogindustrier ASA	4,100	61,424
Ocean RIG ASA *	4,143	28,016
Orkla ASA	19,301	340,279
Pan Fish ASA *	62,400	69,003
Petroleum Geo-Services ASA *	4,084	102,425
ProSafe ASA	4,950	76,780
Renewable Energy Corp AS *	3,988	126,094
Schibsted ASA	1,100	52,808
Statoil ASA	15,400	420,002
Stolt-Nielsen SA	1,000	30,625
Storebrand ASA	5,200	81,777
Tandberg ASA	2,900	65,289
Telenor ASA	18,000	349,374
TGS Nopec Geophysical Company ASA *	2,600	54,877
Tomra Systems ASA	3,800	30,950
Yara International ASA	4,200	121,499

		3,044,711
Peru - 0.03%
Cia de Minas Buenaventura SA	404	12,981
Compania de Minas Buenaventura SA, ADR	1,366	45,802
Minsur SA	6,938	21,855
Southern Peru Copper Corp.	268	23,587
Volcan Compania Minera SA, CMN Series B	7,997	35,897

		140,122
Philippines - 0.10%
Ayala Corp.	3,211	36,796
Ayala Land, Inc.	135,600	45,444
Banco De Oro	7,314	10,595
Bank of the Philippine Islands	27,840	41,534
Filinvest Land, Inc. *	126,321	5,244
First Philippine Holdings Corp.	5,924	10,055
Globe Telecommunications, Inc.	690	20,290
Jollibee Foods Corp.	9,000	10,800
Manila Electric Company	8,311	16,892
Megaworld Corp. *	213,952	18,504
Metropolitan Bank & Trust Company	12,800	18,266
Petron Corp.	48,152	5,414
Philippine Long Distance Telephone Company	1,420	78,445
San Miguel Corp.	9,600	15,879
SM Investments Corp.	3,447	30,371
SM Prime Holdings, Ltd.	91,000	24,103

		388,632
Poland - 0.30%
Agora SA	1,018	16,572
Bank BPH SA	202	68,400
Bank Pekao SA	1,769	157,138

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Bank Zachodni WBK SA	514	$55,239
Bioton SA *	27,293	19,426
Boryszew SA *	550	5,814
BRE Bank SA *	208	37,378
Budimex SA *	271	11,802
Computerland SA	160	4,510
Debica SA	125	5,197
Echo Investment SA *	579	22,237
Globe Trade Centre SA *	2,553	44,348
Grupa Kety SA	219	17,054
KGHM Polska Miedz SA	2,572	105,126
Mondi Packaging Paper Swiecie SA	295	10,394
Orbis SA	661	19,820
PBG SA *	201	30,312
Polish Oil & Gas Company	27,744	46,728
Polska Grupa Farmaceutyczna SA	235	7,916
Polski Koncern Naftowy Orlen SA	7,495	129,378
Powszechna Kasa Oszczednosci Bank Polski
SA	11,787	221,158
Prokom Software SA	265	14,333
Softbank SA	492	15,637
Telekomunikacja Polska SA	16,501	122,098
TVN SA	3,239	27,950

		1,215,965
Portugal - 0.30%
Banco BPI, SA	7,002	61,038
Banco Comercial dos Acores, SA	49,906	253,103
Banco Espirito Santo SA	4,606	105,521
Brisa Auto Estrada, SA	6,945	92,400
Cimpor-Cimentos De Portugal, SA	5,417	53,197
Electricidade De Portugal, SA	46,320	263,580
Jeronimo Martins, SGPS SA	4,350	26,158
Portugal Telecom, SGPS, SA	18,200	253,405
PT Multimedia.com, SGPS, SA	1,659	27,116
Sonae Industria, SGPS SA New *	1,612	21,100
Sonae, SGPS, SA	18,991	55,438

		1,212,056
Russia - 1.29%
AFK Sistema, Reg. S, Spons. GDR	2,264	62,486
Comstar United Telesystems, ADR *	3,812	35,452
Gazprom, ADR	53,057	1,936,581
JSC MMC Norilsk Nickel, ADR	1,691	322,981
Lukoil Oil Company, ADR	10,640	800,128
Mechel Steel Group, ADR	588	20,110
Mobile Telesystems, SADR *	4,456	241,426
NovaTek OAO, ADR	1,912	91,585
Novolipetsk Steel, ADR	2,885	76,452
Polyus Gold Company ZAO, SADR	1,815	69,514
RAO Unified Energy System, SADR * (a)	2,219	274,490
Rostelecom, ADR	1,442	76,267
Sberbank, ADR	1,887	667,998

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Russia (continued)
Sibirtelecom, ADR	106	$10,176
Surgutneftegaz, ADR (a)	3,131	169,387
Tatneft, ADR	1,569	139,484
UralsvyAzinform, ADR	1,471	18,976
VolgaTelecom, ADR	1,172	13,361
Vympel Communicatii, SADR *	2,064	212,200
Wimm-Bill-Dann Foods OJSC, ADR	441	35,514

		5,274,568
Singapore - 0.78%
Allgreen Properties, Ltd.	13,500	15,873
Ascendas., REIT *	23,000	42,218
Capitacommercial	21,000	40,330
Capitaland, Ltd. *	27,000	142,862
CapitaMall Trust *	22,000	58,347
Chartered Semiconductor Manufacturing, Ltd. *	23,000	19,081
City Developments, Ltd.	11,000	121,436
ComfortDelGro Corp., Ltd.	38,000	54,610
Cosco Corp. Singapore, Ltd.	18,000	31,042
Creative Technology, Ltd.	1,050	4,938
DBS Group Holdings, Ltd.	25,000	390,306
Fraser and Neave, Ltd.	18,000	67,022
Haw Par Corp., Ltd.	2,000	9,994
Jardine Cycle and Carriage, Ltd.	3,069	27,666
Keppel Corp., Ltd.	24,210	172,381
Keppel Land, Ltd.	8,000	47,816
Neptune Orient Lines, Ltd.	10,000	29,526
Olam International, Ltd.	15,000	32,335
Oversea-Chinese Banking Corp., Ltd.	55,000	337,721
Parkway Holdings, Ltd.	13,649	37,625
SembCorp Industries, Ltd.	19,000	68,263
SembCorp Marine, Ltd.	12,000	35,431
Singapore Airlines, Ltd.	12,000	144,234
Singapore Exchange, Ltd.	17,000	82,732
Singapore Land, Ltd.	3,000	20,381
Singapore Petroleum Company, Ltd.	3,000	10,288
Singapore Post, Ltd.	31,000	24,098
Singapore Press Holdings, Ltd.	33,000	94,418
Singapore Technologies Engineering, Ltd.	29,000	65,924
Singapore Telecommunications, Ltd.	156,950	362,938
SMRT Corporation, Ltd.	16,000	19,963
Suntec Real Estate Investment Trust *	23,000	30,049
United Overseas Bank, Ltd.	25,000	391,939
United Overseas Land, Ltd.	12,000	39,978
Venture Corp., Ltd.	5,000	49,319
Want Want Holdings Company, Ltd.	10,000	23,000
Wing Tai Holdings, Ltd.	11,000	24,718

		3,170,802
South Africa - 1.20%
African Bank Investments, Ltd.	9,997	44,200
Alexander Forbes, Ltd. *	7,605	17,880
Allan Gray Property Trust	21,325	20,743

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Anglo Platinum, Ltd.	1,465	$245,469
AngloGold Ashanti, Ltd.	3,390	138,964
Aspen Pharmacare Holdings, Ltd. *	4,549	24,902
Aveng, Ltd.	8,993	63,101
AVI, Ltd.	6,769	21,045
Barloworld, Ltd.	4,501	124,773
Bidvest Group, Ltd. *	5,850	117,838
Ellerine Holdings, Ltd.	2,236	24,559
FirstRand, Ltd.	62,664	201,331
Foschini, Ltd.	4,321	42,837
Gold Fields, Ltd.	13,527	228,826
Grindrod, Ltd.	6,966	22,782
Harmony Gold Mining Company, Ltd. *	7,601	110,828
Impala Platinum Holdings, Ltd.	11,929	365,028
Imperial Holdings, Ltd.	4,211	89,545
Investec, Ltd.	3,487	45,493
JD Group, Ltd.	3,773	43,346
Kumba Iron Ore, Ltd.	1,321	35,785
Lewis Group, Ltd.	2,034	18,814
Liberty Group, Ltd.	2,360	30,475
Massmart Holdings, Ltd.	4,222	55,053
Metropolitan Holdings, Ltd.	12,099	27,596
Mittal Steel South Africa, Ltd.	4,526	80,426
MTN Group, Ltd.	32,783	450,021
Murray & Roberts Holdings, Ltd.	6,768	64,113
Nampak, Ltd. *	11,054	33,203
Naspers, Ltd.	7,656	201,971
Nedbank Group, Ltd.	4,558	94,685
Network Healthcare Holdings, Ltd. *	29,089	63,286
Pick'n Pay Stores, Ltd.	4,684	23,727
Pretoria Portland Cement Company, Ltd.	288	20,414
Reunert, Ltd.	3,716	39,150
Sanlam, Ltd.	51,170	165,192
Sappi, Ltd.	4,599	85,873
Sasol, Ltd.	13,190	475,910
Shoprite Holdings, Ltd.	9,189	43,104
Spar Group, Ltd.	3,627	26,727
Standard Bank Group, Ltd.	27,253	402,608
Steinhoff International Holdings, Ltd. *	21,853	72,388
Super Group, Ltd.	6,067	13,029
Telkom SA, Ltd. *	6,704	161,378
Tiger Brands, Ltd.	3,655	96,448
Tongaat-Hulett Group, Ltd.	1,131	23,018
Truworths International, Ltd.	9,696	56,479
Woolworths Holdings, Ltd.	16,903	52,741

		4,907,104
South Korea - 2.40%
Amorepacific Corp.	70	58,849
Asiana Airlines	2,342	24,485
Cheil Communications, Inc.	90	25,657
Cheil Industries, Inc.	990	42,362

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
CJ Corp.	400	$42,639
Daegu Bank	2,770	45,231
Daelim Industrial Company	580	87,519
Daewoo Engineering & Construction
Company, Ltd.	3,380	102,916
Daewoo International Corp.	940	47,466
Daewoo Securities Company, Ltd.	2,520	68,853
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,120	104,538
Daishin Securities Company, Ltd.	890	25,756
Daum Communications Corp. *	259	20,350
Dongbu Insurance Company, Ltd.	770	24,151
Dongkuk Steel Mill Company, Ltd.	860	30,357
Doosan Heavy Industries and Construction
Company, Ltd.	720	74,111
Doosan Infracore Company, Ltd.	1,300	51,002
GS Engineering & Construction Corp.	790	105,157
Hana Financial Group, Inc.	2,730	138,295
Hanjin Heavy Industries & Construction
Company, Ltd.	1,070	65,736
Hanjin Shipping Company, Ltd.	1,200	54,193
Hanmi Pharm Company, Ltd.	115	18,468
Hanwha Chem Corp.	1,200	25,221
Hanwha Corp.	1,030	60,725
Hite Brewery Company, Ltd.	250	32,873
Honam Petrochemical Corp.	310	33,579
Hyosung Corp.	490	29,417
Hyundai Autonet Company, Ltd.	2,200	17,594
Hyundai Department Store Company, Ltd.	350	43,194
Hyundai Development Company	1,420	99,024
Hyundai Engineering & Construction
Company, Ltd. *	980	75,523
Hyundai Heavy Industries	1,060	362,169
Hyundai Marine & Fire
Insurance Company, Ltd.	1,710	28,199
Hyundai Merchant Marine Company, Ltd.	910	46,589
Hyundai Mipo Dockyard	280	70,920
Hyundai Mobis	1,240	112,533
Hyundai Motor Company	3,560	252,093
Hyundai Securities Company, Ltd.	2,490	49,784
Hyundai Steel Company	1,160	69,390
Kangwon Land, Inc.	2,360	51,509
KCC Corp.	110	50,803
Kia Motors Corp. *	4,220	54,353
Kookmin Bank, SADR	5,064	457,735
Kookmin Bank	2,677	242,655
Korea Electric Power Corp., ADR	7,816	170,701
Korea Electric Power Corp.	2,043	89,951
Korea Exchange Bank	2,260	35,320
Korea Investment Holdings Company, Ltd.	850	59,091
Korea Zinc Company, Ltd.	290	46,260
Korean Air Lines Company, Ltd.	797	47,246

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Korean Reinsurance Company, Ltd.	1,780	$23,214
KT & G Corp.	2,580	189,093
KT Corp., SADR	4,271	102,718
KT Corp.	1,040	49,657
KT Freetel Company, Ltd.	2,180	65,790
LG Chem, Ltd.	1,000	73,831
LG Electronics, Inc.	2,200	165,984
LG Fashion Corp., Ltd.	550	17,073
LG Household & Health Care, Ltd.	240	37,379
LG International Corp.	729	26,243
LG Petrochemical Company, Ltd.	590	26,136
LG Philips LCD Company, Ltd. *	1,086	45,006
Lotte Chilsung Beverage Company, Ltd.	20	24,035
Lotte Confectionery Company, Ltd.	20	26,040
Lotte Shopping Company, Ltd.	200	83,208
LS Cable, Ltd.	420	29,651
Mirae Asset Securities Company, Ltd.	475	35,223
NCSoft Corp. *	310	24,992
NHN Corp. *	868	165,592
Nong Shim Company, Ltd.	80	22,332
Orion Corp.	80	22,677
Pacific Corp.	60	10,994
Poongsan Corp.	570	18,861
POSCO, SADR	4,537	541,264
POSCO	590	283,617
Pusan Bank	2,740	41,640
S1 Corp.	410	18,074
Samsung Corp.	3,107	162,583
Samsung Electro-Mechanics Company, Ltd.	1,320	60,964
Samsung Electronics Company, Ltd., GDR	330	94,545
Samsung Electronics Company, Ltd.	2,313	1,333,752
Samsung Engineering Company, Ltd.	710	73,464
Samsung Fine Chemicals Company, Ltd.	430	16,291
Samsung Fire & Marine
Insurance Company, Ltd.	860	155,260
Samsung Heavy Industries Company, Ltd.	4,051	178,361
Samsung SDI Company, Ltd.	750	44,056
Samsung Securities Company, Ltd.	1,180	81,397
Samsung Techwin Company, Ltd.	1,030	58,727
Shinhan Financial Group Company, Ltd.	7,420	458,252
Shinsegae Company, Ltd.	330	236,527
SK Corp.	1,910	216,157
SK Telecom Company, Ltd., ADR	5,517	148,187
SK Telecom Company, Ltd.	267	58,131
S-Oil Corp.	1,000	82,345
The Hancook Tire Company, Ltd.	2,360	38,028
Tong Yang Investment Bank	2,060	34,415
Woongjin Coway Company, Ltd.	990	34,305
Woori Investment & Securities Company, Ltd.	2,050	56,895
Yuhan Corp.	178	32,327

		9,797,835

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain - 3.12%
Abertis Infraestructuras SA	4,899	$162,519
Acciona SA	618	165,442
Acerinox SA	3,296	83,935
ACS Actividades SA	4,625	309,720
Aguas de Barcelona SA *	11	403
Aguas de Barcelona SA-Class A	1,383	51,163
Altadis SA, Series A	5,494	371,019
Antena 3 de Television SA *	1,898	41,797
Banco Bilbao Vizcaya Argentaria SA	78,058	1,972,042
Banco Popular Espanol SA	18,252	365,356
Banco Santander Central Hispano SA	138,101	2,652,945
Cintra Concesiones de Infraestructuras de
Transporte SA	4,601	80,030
Corporacion Mapfre SA	12,420	63,825
Ebro Puleva SA	1,974	43,577
Endesa SA	16,494	887,764
Fomento de Construcciones SA	1,046	103,424
Gamesa Corporacion Tecno SA	3,662	135,030
Gas Natural SDG SA	3,401	200,531
Gestevision Telecinco SA	2,052	60,454
Grupo Ferrovial SA	1,360	144,442
Iberdrola SA, GDR	1,075	61,758
Iberdrola SA	17,877	1,031,704
Iberia Lineas Aereas de Espana SA	11,209	58,959
Indra Sistemas SA	2,386	59,060
Industria de Diseno Textil SA	4,680	295,335
Promotora de Informaciones SA	1,526	34,611
Repsol SA	17,024	624,067
Sacyr Vallehermoso SA	1,821	104,357
Sogecable SA *	829	33,523
Telefonica SA	97,995	2,226,572
Union Fenosa SA	2,459	144,955
Zardoya Otis SA *	2,234	105,786
Zeltia SA *	3,133	29,123

		12,705,228
Sweden - 1.98%
Alfa Laval AB	2,100	132,168
Assa Abloy AB - Series B	6,800	152,812
Atlas Copco AB, A Redemption Shares *	7,300	42,093
Atlas Copco AB, B Redemption Shares *	4,500	25,948
Atlas Copco AB, Series A, ADR *	14,600	245,282
Atlas Copco AB, Series B, ADR *	9,000	140,796
Axfood AB	600	22,458
Billerud Aktibolag AB	1,000	15,247
Boliden AB, ADR	6,500	134,798
Boliden AB, Redemption Shares	6,500	11,225
Castellum AB	3,500	51,213
D. Carnegie & Company AB	1,500	29,915
Electrolux AB - Series B	5,833	146,676
Elekta AB, Series B	2,039	37,644
Eniro AB	3,700	47,723
Ericsson LM, Series B	322,000	1,221,530

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Fabege AB, ADR	3,200	$41,390
Getinge AB, Series B	4,000	93,069
Hennes & Mauritz AB - Series B	10,300	651,974
Hoganas AB, Series B	600	18,166
Holmen AB, Series B	1,100	48,327
Husqvarna AB, A Shares	1,730	27,119
Husqvarna AB, B Shares	5,765	87,480
Kungsleden AB	2,937	46,795
Lundin Petroleum AB, Series A *	4,733	49,761
Modern Times Group AB, Series B	1,179	71,562
Nobia AB	3,200	39,655
Nordea Bank AB	45,000	741,372
OMX AB	1,800	58,139
Oriflame Cosmetics AB	865	45,253
Sandvik AB - Redemption Shares *	21,865	9,448
Sandvik AB, ADR *	21,865	406,833
SAS AB *	1,500	33,383
Scania AB - Series B, ADR *	8,800	216,197
Scania AB - Series B, Redemption Shares *	2,200	11,096
Securitas AB, B Shares	6,800	101,220
Securitas Direct AB, B Shares *	6,800	19,851
Securitas Systems AB, B Shares	6,800	23,782
Skandinaviska Enskilda Banken AB - Series A	10,000	328,776
Skanska AB, Series B	8,000	186,716
SKF AB, B Redemption Shares *	8,800	12,654
SKF AB, B Shares, ADR	8,800	188,855
Ssab Svenskt Stal AB - Series A	3,200	119,313
Ssab Svenskt Stal AB, Series B	1,400	48,254
Svenska Cellulosa AB, ADR	12,300	212,863
Svenska Handelsbanken AB - Series A	11,000	324,296
Swedish Match AB	6,500	120,238
Tele2 AB - Series B	7,023	117,226
Teliasonera AB	44,000	325,886
Trelleborg AB, Series B	1,800	57,229
Volvo AB - Series A	10,300	219,558
Volvo AB - Series B	23,600	494,537
Wihlborgs Fastigheter AB	582	12,532

		8,068,333
Switzerland - 5.27%
ABB, Ltd.	47,663	1,019,155
Adecco SA	3,081	224,669
Ciba Specialty Chemicals AG	1,551	99,999
Clariant AG *	5,029	85,780
Compagnie Financiere
Richemont AG, Series A	12,020	739,172
Credit Suisse Group AG	24,774	1,883,374
Geberit AG, ADR	870	151,947
Givaudan AG	134	127,406
Holcim, Ltd.	4,600	508,692
Kudelski SA	688	26,755
Kuehne & Nagel International AG	1,264	116,053
Kuoni Reisen Holding AG, Series B	61	37,039

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Logitech International SA *	4,034	$106,998
Lonza Group AG	826	81,636
Nestle SA	9,086	3,537,111
Nobel Biocare Holding AG, Series BR	553	189,554
Novartis AG	52,595	2,955,330
Phonak Holding AG	1,039	99,211
PSP Swiss Property AG *	1,046	62,147
Rieter Holdings AG	109	60,180
Roche Holdings AG	15,930	2,922,602
Schindler Holding AG	1,121	73,510
Societe Generale de Surveillance Holdings AG	94	122,362
Straumann Holding AG	193	56,153
Sulzer AG	86	110,404
Swatch Group AG - BR shares	756	216,564
Swatch Group AG	1,146	66,405
Swiss Life Holding *	766	206,144
Swiss Re	8,065	767,468
Swisscom AG	467	164,363
Syngenta AG *	2,389	449,607
Synthes AG	1,345	167,617
UBS AG	45,344	2,956,815
Unaxis Holding AG *	141	75,949
Zurich Financial Services AG	3,294	1,007,448

		21,475,619
Taiwan - 1.65%
Accton Technology Corp. *	13,000	6,926
Acer Sertek, Inc.	48,000	88,633
Advanced Semiconductor Engineering, Inc. *	69,000	79,370
Advantech Company, Ltd.	5,000	14,924
Asia Cement Corp.	33,000	36,861
Asia Optical Company, Inc.	4,000	17,678
Asustek Computer, Inc.	55,000	135,689
AU Optronics Corp.	130,000	200,696
BenQ Corp. *	50,000	18,314
Catcher Technology Company, Ltd.	6,000	57,212
Cathay Financial Holdings Company, Ltd.	117,000	246,856
Cathay Real Estate Development Company,
Ltd. *	18,000	10,298
Chang Hwa Commercial Bank, Ltd. *	82,000	46,666
Cheng Shin Rubber Industry Company, Ltd.	12,000	13,731
Cheng Uei Precision Industry Company, Ltd.	5,000	14,818
Chi Mei Optoelectronics Corp.	77,000	86,358
China Airlines *	24,000	10,353
China Development Financial Holdings Corp.	183,000	73,676
China Motor Company, Ltd.	11,000	9,656
China Steel Corp.	178,000	207,447
Chinatrust Finance Holding Company, Ltd.	145,000	109,952
Chunghwa Picture Tubes, Ltd. *	135,000	34,940
Chunghwa Telecom Company, Ltd.	104,000	195,187
CMC Magnetics Corp. *	65,000	18,869
Compal Communications, Inc.	4,000	11,455
Compal Electronics, Inc.	69,000	62,661

The accompanying notes are an integral part of the financial statements.
101

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Compeq Manufactuing Company, Ltd. *	19,000	$7,880
Delta Electronics, Inc.	30,000	98,078
D-Link Corp.	14,000	29,327
E.Sun Financial Holding Company, Ltd.	61,000	33,238
Eternal Chemical Company, Ltd.	10,000	16,044
EVA Airways Corp.	24,000	9,118
Evergreen Marine Corp.	20,000	12,502
Far Eastern Textile, Ltd.	51,000	50,792
First Financial Holding Company, Ltd.	90,000	59,800
Formosa Chemicals & Fibre Corp.	59,000	121,090
Formosa Petrochemical Corp.	40,000	96,867
Formosa Plastic Corp.	86,000	176,243
Formosa Taffeta Company, Ltd.	15,000	14,212
Foxconn Technology Company, Ltd.	7,000	76,495
Fu Sheng Industrial Company, Ltd. *	12,000	13,513
Fubon Group Company, Ltd.	74,000	64,625
Fuhwa Financial Holdings Company, Ltd. *	115,825	50,839
Giant Manufacturing Company, Ltd.	4,000	6,054
Gigabyte Technology Company, Ltd.	11,000	7,559
HannStar Display Corp. *	119,000	25,936
High Tech Computer Corp.	7,000	130,528
Hon Hai Precision Industry Company, Ltd.	87,933	621,533
Hua Nan Financial Holdings Company, Ltd.	70,000	44,392
InnoLux Display Corp. *	34,000	110,126
Inventec Appliances Corp.	4,000	7,834
Inventec Company, Ltd.	32,000	23,006
Kinpo Electronics, Inc.	20,000	7,537
Largan Precision Company, Ltd.	2,000	27,335
Lite-On Technology Corp.	52,000	61,389
Macronix International Company, Ltd. *	65,000	26,956
MediaTek, Inc.	17,000	269,139
Mega Financial Holding Company, Ltd.	180,000	108,975
Micro-Star International Company, Ltd.	14,000	10,213
Mitac International	22,000	28,603
Nan Ya Plastics Corp.	107,000	207,295
Nan Ya Printed Circuit Board Corp.	4,000	21,795
Nien Made Enterprises Company, Ltd.	7,000	6,855
Novatek Microelectronics Corp., Ltd.	9,000	45,225
Optimax Technology Corp. *	8,000	3,754
Oriental Union Chemical Corp.	10,000	7,901
Phoenix Precision Technology Corp.	11,000	12,503
Phoenixtec Power Company, Ltd.	7,000	6,368
Polaris Securities Company, Ltd. *	39,518	16,927
Pou Chen Corp.	39,000	40,493
Powerchip Semiconductor Corp.	132,000	78,517
President Chain Store Corp.	11,000	29,935
Quanta Computer, Inc.	36,000	54,488
Realtek Semiconductor Corp.	15,000	38,368
Ritek Corp. *	43,000	10,283
Shin Kong Financial Holding Company, Ltd.	60,000	63,387
Siliconware Precision Industries Company	51,000	106,523
SinoPac Holdings Company, Ltd.	115,000	50,129

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Synnex Technology International Corp.	15,000	$19,479
Taishin Financial Holdings Company, Ltd. *	98,000	48,206
Taiwan Cellular Corp.	52,000	53,362
Taiwan Cement Corp.	59,000	55,544
Taiwan Fertilizer Company, Ltd.	16,000	29,980
Taiwan Glass Industrial Corp.	13,000	11,452
Taiwan Secom Company, Ltd.	5,000	8,794
Taiwan Semiconductor
Manufacturing Company, Ltd.	445,000	918,692
Tatung Company, Ltd. *	78,000	33,292
Teco Electric & Machinery Company, Ltd.	34,000	17,600
U-Ming Marine Transport Corp.	9,000	16,019
Uni-President Enterprises Corp.	54,000	51,327
United Microelectronics Corp.	369,000	214,463
Via Technologies Inc. *	23,000	22,836
Walsin Lihwa Corp. *	60,000	31,512
Wan Hai Lines, Ltd.	20,000	14,288
Waterland Financial Holdings	29,000	8,779
Winbond Electronics Corp. *	76,000	27,377
Wintek Corp.	17,000	16,545
Ya Hsin Industrial Company, Ltd.	18,000	3,247
Yageo Corp. *	55,000	24,641
Yang Ming Marine Transport Corp.	24,000	16,673
Yieh Phui Enterprise	18,000	7,683
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	23,000	9,260
Yulon Motor Company, Ltd.	15,000	16,619
Zyxel Communications Corp.	7,000	11,336

		6,746,756
Thailand - 0.22%
Advanced Info Service PCL	18,000	48,972
Airports of Thailand PCL	8,700	14,991
Aromatics Thailand PCL	4,700	7,956
Bangkok Bank PCL, Foreign Shares	19,100	66,977
Bangkok Bank PCL, NVDR	4,900	16,886
Bangkok Bank PCL	9,000	31,016
Bangkok Expressway PCL	7,100	5,151
Banpu PCL, Reg.	2,600	17,920
BEC World PCL	18,400	13,405
C.P. Seven Eleven PCL	31,600	9,457
Central Pattana PCL	15,000	10,837
Charoen Pokphand Foods PCL	61,300	8,858
Delta Electronics Thailand PCL	7,300	4,127
Electricity Generating PCL	2,700	9,468
Electricity Generating, Public Company, Ltd.	3,400	10,689
Glow Energy PCL	11,700	10,611
Hana Microelectronics PCL	11,500	9,039
IRPC PCL	197,100	36,048
Italian-Thai Development PCL *	27,400	5,011
Kasikornbank PCL - Foreign Shares	26,200	55,837
Kasikornbank PCL, NVDR	7,000	14,389
Kasikornbank PCL	4,800	9,867

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Kiatnakin Finance PCL	4,500	$3,605
Kim Eng Securities Thailand PCL	3,900	2,205
Krung Thai Bank PCL	57,000	18,782
Land & Houses PCL, Foreign Shares	42,300	9,782
Land & Houses PCL, NVDR	21,200	4,390
Land & Houses PCL	46,400	9,608
National Finance PCL	13,300	5,267
Precious Shipping PCL	8,400	6,539
PTT Chemical PCL	5,500	15,296
PTT Exploration & Production PCL	26,700	82,328
PTT PCL	18,800	143,216
Ratchaburi Electricity Generating Holding PCL	5,900	7,937
Rayong Refinery PCL	32,500	18,372
Sahaviriya Steel Industries PCL	106,900	3,232
Siam Cement PCL, Foreign Shares	6,100	46,100
Siam Cement PCL, NVDR	1,900	13,670
Siam Cement PCL	3,000	21,584
Siam City Cement PCL	1,300	10,375
Siam Commercial Bank PCL	16,500	32,920
Siam Makro PCL	2,000	5,865
Thai Airways International PCL	10,400	13,912
Thai Union Frozen Products PCL, NVDR	4,300	2,951
Thai Union Frozen Products PCL	1,900	1,304
Tisco Finance PLC	5,400	3,852
True Corp. PCL *	33,900	7,788

		908,392
Turkey - 0.26%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	1,047	6,797
Akbank AS	16,507	115,937
Akcansa Cimento AS	982	6,524
Aksigorta AS	2,924	16,207
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,331	55,079
Arcelik AS	2,378	20,584
Aygaz AS	1,469	5,856
Cimsa Cimento Sanayi ve Ticaret AS	747	5,247
Dogan Sirketler Grubu Holdings AS *	12,411	27,140
Dogan Yayin Holding AS *	5,058	21,507
Eregli Demir ve Celik Fabrikalari TAS	13,046	83,209
Ford Otomotiv Sanayi AS	1,674	16,524
HACI Omer Sabanci Holdings, AS	10,600	49,499
Hurriyet Gazetecilik AS *	4,478	13,465
Is Gayrimenkul Yatirim Ortakligi AS *	3,046	7,170
KOC Holdings AS *	5,990	32,975
Migros Turk TAS	2,294	32,921
Petkim Petrokimya Holding AS *	1,680	11,481
Tofas Turk Otomobil Fabrik AS	3,007	14,384
Trakya Cam Sanayi AS	2,105	6,937
Tupras Turkiye Petrol Rafine AS	2,947	69,927
Turk Hava Yollari AS *	1,700	10,843
Turk Sise ve Cam Fabrikalari AS	3,541	14,384
Turkcell Iletisim Hizmetleri AS - ADR	3,371	56,127

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Turkcell Iletisim Hizmetleri AS	4,032	$27,094
Turkiye Garanti Bankasi AS	22,212	122,276
Turkiye Is Bankasi AS	22,656	105,797
Turkiye Vakiflar Bankasi Tao	17,270	47,207
Turkiye Vakiflar Bankasi Tao *	8,627	23,058
Ulker Gida Sanayi ve Ticaret AS	1,484	6,423
Vestel Elektronik Sanayi ve Tracaret AS *	1,632	4,362
Yapi ve Kredi Bankasi AS *	15,702	35,529

		1,072,470
United Kingdom - 17.32%
3i Group PLC	9,905	238,046
Aegis Group PLC	19,151	55,826
Aggreko PLC	6,402	71,702
AMEC PLC	7,007	82,535
Amvescap PLC	15,871	188,043
Anglo American PLC	32,981	1,984,188
ARM Holdings PLC	28,223	78,639
Arriva PLC	4,945	71,071
AstraZeneca Group PLC	33,872	1,801,089
Astro All Asia Networks PLC, GDR	11,900	16,177
Aviva PLC	57,886	914,460
BAE Systems PLC	72,251	639,709
Barclays PLC	145,201	2,075,368
Barratt Developments PLC	6,192	133,735
BBA Aviation PLC	10,764	60,677
Bellway PLC	2,786	79,200
Berkeley Group Holdings PLC *	1,981	74,198
BG Group PLC	75,982	1,161,225
BHP Billiton PLC	52,974	1,289,900
BICC PLC	9,905	90,199
Biffa PLC	7,147	46,443
Boots Group PLC *	18,528	413,922
Bovis Homes Group PLC	2,613	54,780
BP PLC	430,680	4,812,901
Britannic Group PLC	14,571	182,303
British Airways PLC *	12,083	112,424
British American Tobacco PLC	35,383	1,198,491
British Land Company PLC	11,892	340,653
British Sky Broadcasting Group PLC	26,102	341,041
Brixton PLC	5,015	47,406
BT Group PLC	184,954	1,206,445
Bunzl PLC	8,120	118,471
Burberry Group PLC	9,349	126,500
Cadbury Schweppes PLC	46,905	659,738
Capita Group PLC	13,089	192,005
Carnival PLC	3,635	188,392
Carphone Warehouse	8,921	53,070
Cattles PLC	8,082	66,118
Centrica PLC	81,990	622,059
Charter PLC *	3,680	75,255
Close Brothers Group PLC	3,153	58,985

The accompanying notes are an integral part of the financial statements.
103

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Cobham PLC	26,375	$114,347
Compass Group PLC	44,088	329,041
Cookson Group PLC	4,568	64,748
CSR PLC *	2,781	42,777
Daily Mail and General Trust PLC	6,292	104,941
Davis Service Group PLC	4,197	54,130
De La Rue PLC	3,325	49,565
Diageo PLC	59,744	1,273,791
Dixons Group PLC	38,835	129,389
Electrocomponents PLC	8,643	52,913
EMAP PLC	5,092	88,304
EMI Group PLC	18,233	99,261
Enterprise Inns PLC	12,592	183,967
First Choice Holidays PLC	11,680	82,547
FirstGroup PLC	9,201	126,228
FKI PLC	9,466	25,860
Friends Provident Ethical Investment
Trust PLC	37,763	148,020
Galiform PLC *	16,109	48,951
George Wimpey PLC	9,293	115,532
GKN PLC	14,901	115,488
GlaxoSmithKline PLC	127,857	3,315,767
Grafton Group PLC *	306	4,874
Great Portland Estates PLC	3,281	46,473
Group 4 Securicor PLC	26,898	117,014
Hammerson PLC	6,399	201,671
Hanson PLC	16,304	347,131
Hays PLC	34,831	119,979
HBOS PLC	86,880	1,869,552
Home Retail Group	18,643	174,107
HSBC Holdings PLC	257,718	4,765,186
ICAP PLC	10,561	111,801
IMI PLC	7,093	84,741
Imperial Chemical Industries PLC	27,396	294,222
Imperial Tobacco Group PLC	15,162	655,537
Inchcape PLC	10,338	113,584
Intercontinental Hotels Group PLC	7,552	203,623
International Power PLC	34,192	307,135
Intertek Group PLC	3,265	59,045
Invensys PLC *	18,559	143,287
Investec PLC	7,201	98,576
ITV PLC	82,733	192,117
J Sainsbury PLC	33,315	368,012
Johnson Matthey PLC	4,652	149,744
Kesa Electricals PLC	12,473	86,670
Kingfisher PLC	54,230	266,512
Ladbrokes PLC	14,166	113,857
Land Securities Group PLC	10,563	406,929
Legal & General Group PLC	146,842	446,799
Liberty International PLC	6,206	149,026
Lloyds TSB Group PLC	126,902	1,444,523
Logicacmg PLC	33,627	110,506

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
London Stock Exchange Group PLC	3,743	$105,886
Man Group PLC	40,398	470,646
Marks & Spencer Group PLC	37,842	523,648
Meggitt PLC	13,761	87,174
Michael Page International PLC	7,525	84,987
Misys PLC	10,405	51,805
National Express Group PLC	2,863	68,806
National Grid PLC, ADR	61,429	952,190
Next Group PLC	4,836	211,480
Old Mutual PLC	117,478	402,803
Pearson PLC	18,467	328,292
Persimmon PLC	6,028	163,009
Premier Farnell PLC	6,379	27,151
Provident Financial PLC	6,182	96,804
Prudential PLC	55,269	827,711
Punch Taverns PLC	5,618	149,475
Rank Group PLC	8,856	35,370
Reckitt Benckiser PLC	13,597	739,149
Reed Elsevier PLC	28,445	384,323
Rentokil Initial PLC	38,434	130,677
Reuters Group PLC	29,536	367,197
Rexam PLC	12,974	137,923
Rio Tinto PLC	22,450	1,631,063
Rolls Royce Group *	2,369,480	4,808
Rolls-Royce Group PLC *	39,978	394,129
Royal Bank of Scotland Group PLC	210,147	2,610,509
Royal Dutch Shell PLC, A Shares	81,823	3,048,479
Royal Dutch Shell PLC, B Shares	61,282	2,314,726
SAB Miller PLC	20,239	481,595
Schroders PLC	2,578	70,633
Scottish & Newcastle PLC	17,032	218,826
Scottish & Southern Energy PLC	19,286	581,474
Segro PLC	10,012	141,913
Serco Group PLC	11,112	104,655
Severn Trent PLC	5,294	164,645
Signet Group PLC	36,259	81,829
Smith & Nephew PLC	20,068	246,311
Smiths Group PLC	13,088	294,593
SSL International PLC	5,312	44,509
Stagecoach Group PLC	11,332	41,446
Standard Life PLC	48,251	328,350
Tate & Lyle PLC	10,370	123,276
Taylor Woodrow PLC	12,210	110,585
Tesco PLC	176,205	1,600,231
The Sage Group PLC	29,909	148,763
Tomkins PLC	20,392	108,694
Travis Perkins PLC	2,681	109,917
Trinity Mirror PLC	6,139	69,819
Tullett Prebon PLC	4,390	43,019
Unilever PLC	28,957	893,692
United Business Media PLC	5,955	99,733
United Utilities PLC	20,121	307,308

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Vodafone Group PLC	1,174,731	$3,674,377
Whitbread PLC	4,164	156,127
William Hill PLC	7,627	95,424
Wolseley PLC	15,008	389,209
WPP Group PLC	26,514	392,089
Xstrata PLC	13,874	797,053
Yell Group PLC	17,748	177,606
Yorkshire Water PLC	8,139	164,668

		70,653,778
United States - 0.03%
Southern Copper Corp. (a)	1,400	124,152

TOTAL COMMON STOCKS (Cost $303,847,498)		$394,927,989

PREFERRED STOCKS - 0.92%

Brazil - 0.65%
Aracruz Celulose SA	2,200	13,153
Banco Bradesco SA	21,148	537,158
Banco Itau Holding Financeira SA	11,500	503,857
Braskem SA, A Shares	3,800	32,371
Centrais Eletricas Brasileiras SA *	1,100,000	28,854
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	260,000	8,839
Cia de Bebidas das Americas, ADR	2,916	197,705
Cia de Bebidas das Americas	51,000	34,570
Cia de Gas de Sao Paulo	50,000	11,597
Cia de Gas de Sao Paulo *	830	193
Cia de Tecidos do Norte de Minas - Coteminas	90,000	15,894
Cia Energetica de Sao Paulo *	3,238,661	57,869
Cia Energetica Minas Gerais	450,000	17,764
Cia Paranaense de Energia	2,500,000	37,204
Cia Vale do Rio Doce	7,941	302,882
Duratex SA *	1,500	42,728
Eletropaulo Metropolitana de Sao Paulo SA	498,183	33,379
Gerdau SA	680	15,273
Gol Linhas Aereas Inteligentes SA	1,100	36,419
Klabin SA, ADR	15,000	49,475
Lojas Americanas SA	700,000	52,685
NET Servicos de Comunicacao SA *	2,708	45,574
Petroleo Brasileiro SA	11,192	267,069
Sadia SA, ADR *	9,000	46,141
Tam SA	1,584	53,974
Telemig Celular Participacoes SA	5,300,000	12,994
Telesp Celular Participacoes SA	5,850	28,503
Tim Participacoes SA	15,540,495	56,828
Usinas Siderurgicas de Minas Gerais SA	930	51,688
Votorantim Celulose e Papel SA *	1,000	21,785
Weg SA	3,400	28,433

		2,642,858
Germany - 0.15%
Porsche AG	180	319,714
RWE AG	919	98,260

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Germany (continued)
Volkswagen AG	2,279 $	224,357

		642,331
Italy - 0.02%
Unipol SpA	20,813	72,027
Russia - 0.03%
Surgutneftegaz SADR	1,724	116,370
South Korea - 0.07%
Hyundai Motor Company	820	32,082
LG Electronics, Inc.	310	13,098
Samsung Electronics Company, Ltd.	530	239,922

		285,102

TOTAL PREFERRED STOCKS (Cost $2,506,581)		$3,758,688

WARRANTS - 0.00%

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date 10/07/2009, strike
price IDR 400.00) *	25,750	627

TOTAL WARRANTS (Cost $245)		$627

RIGHTS - 0.00%

Brazil - 0.00%
Cia de Bebidas das Americas (Expiration
Date 06/04/2007, strike price 1082.01 BRL) *	471	55
Telemig Celular Participacoes SA (Expiration
Date 06/09/2007, strike price 4.00 BRL) *	64,660	25

		80
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, strike price 1.00 JPY) *	5,000	2,406

TOTAL RIGHTS (Cost $0)		$2,486

SHORT TERM INVESTMENTS - 4.35%

AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class (c)	$1,573,685	$1,573,685
Federated Prime Obligations Fund	1,958,919	1,958,919
John Hancock Cash Investment Trust (c)	14,200,722	14,200,722

TOTAL SHORT TERM INVESTMENTS
(Cost $17,733,326)		$17,733,326

Total Investments (International Equity Index Fund)
(Cost $324,087,650) - 102.10%		$416,423,116
Liabilities in Excess of Other Assets - (2.10)%		(8,576,247)

TOTAL NET ASSETS - 100.00%		$407,846,869

The accompanying notes are an integral part of the financial statements.
105

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.02%

Australia - 4.53%
CSL, Ltd.	109,685	$8,090,448
Macquarie Bank, Ltd.	293,693	21,279,215
Macquarie Infrastructure Group, Ltd. (a)	1,920,072	5,875,937

		35,245,600
Austria - 2.48%
Erste Bank der Oesterreichischen
Sparkassen AG	245,323	19,240,217
Bermuda - 1.48%
Esprit Holdings, Ltd.	934,500	11,506,233
Brazil - 3.36%
Gafisa SA	302,783	5,158,572
Gol Linhas Aereas Inteligentes SA (a)	116,408	3,818,182
JHSF Participacoes SA *	515,100	3,079,577
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	125,165	14,057,281

		26,113,612
Canada - 3.38%
Canadian National Railway Company (a)	142,782	7,794,469
Research In Motion, Ltd. *	60,946	10,121,912
Shoppers Drug Mart Corp.	177,582	8,367,148

		26,283,529
France - 11.13%
Accor SA	242,729	22,566,578
AXA Group SA	380,355	16,624,247
Compagnie de Saint-Gobain SA	101,381	11,113,837
Electricite de France (a)	78,167	7,248,279
JC Decaux SA (a)	348,371	11,575,562
Veolia Environnement SA	208,020	17,405,986

		86,534,489
Germany - 5.59%
Continental AG	204,092	28,858,461
DaimlerChrysler AG	106,907	9,801,108
Linde AG (a)	43,264	4,779,459

		43,439,028
Hong Kong - 7.20%
China Merchants Holdings International
Company, Ltd.	1,704,000	7,571,879
China Mobile, Ltd.	2,503,000	23,382,488
CNOOC, Ltd.	8,913,100	8,434,858
Melco PBL Entertainment Macau, Ltd., ADR *	652,684	9,150,630
Shangri-La Asia, Ltd.	2,861,778	7,439,377

		55,979,232
India - 0.99%
ICICI Bank, Ltd., SADR	162,583	7,730,822
Italy - 1.48%
Intesa Sanpaolo	1,509,859	11,516,555
Japan - 9.50%
Chugai Pharmaceutical Company, Ltd. (a)	632,500	12,907,103
Daikin Industries, Ltd.	224,705	8,211,351
Marubeni Corp.	1,600,000	11,181,277

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsui Trust Holdings, Inc.	954,000	$8,836,888
Mizuho Financial Group, Inc.	609	4,305,884
Nippon Electric Glass Company, Ltd. (a)	267,305	4,265,026
Toyota Motor Corp.	258,535	15,498,300
Yamada Denki Company, Ltd. (a)	92,028	8,660,570

		73,866,399
Mexico - 5.94%
America Movil SA de CV, Series L, ADR	177,239	10,731,821
Cemex SA, ADR *	234,711	9,125,564
Fomento Economico Mexicano SA de CV,
SADR	224,379	8,939,259
Grupo Televisa SA, SADR	603,938	17,381,336

		46,177,980
Singapore - 1.39%
Capitaland, Ltd. * (a)	2,044,587	10,818,274
South Korea - 0.54%
POSCO	8,770	4,215,801
Switzerland - 15.04%
ABB, Ltd.	420,595	8,993,380
Actelion, Ltd. *	17,767	3,882,408
Holcim, Ltd. (a)	187,926	20,781,827
Lonza Group AG (a)	150,887	14,912,606
Nestle SA	29,470	11,472,448
Roche Holdings AG	73,563	13,496,256
Swiss Re	128,125	12,192,422
Syngenta AG *	80,371	15,125,727
UBS AG	247,200	16,119,546

		116,976,620
United Kingdom - 15.24%
BAE Systems PLC	2,050,454	18,154,681
British Sky Broadcasting Group PLC	1,320,212	17,249,474
Man Group PLC	1,257,065	14,645,103
Northern Rock PLC	548,843	11,734,379
Reckitt Benckiser PLC	183,257	9,962,065
Rio Tinto PLC	207,173	15,051,766
Tesco PLC	3,491,886	31,712,054

		118,509,522
United States - 2.75%
Amdocs, Ltd. *	73,923	2,873,387
Schlumberger, Ltd.	237,666	18,507,051

		21,380,438

TOTAL COMMON STOCKS (Cost $585,886,004)		$715,534,351

SHORT TERM INVESTMENTS - 9.94%

John Hancock Cash Investment Trust (c)	$77,272,134	$77,272,134

TOTAL SHORT TERM INVESTMENTS
(Cost $77,272,134)		$77,272,134

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 7.40%

Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$57,579,356 on 6/1/2007,
collateralized by $60,465,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(valued at $58,723,608, including
interest)	$57,572,000	$57,572,000

TOTAL REPURCHASE AGREEMENTS
(Cost $57,572,000)		$57,572,000

Total Investments (International Opportunities Fund)
(Cost $720,730,138) - 109.36%		$850,378,485
Liabilities in Excess of Other Assets - (9.36)%		(72,769,233)

TOTAL NET ASSETS - 100.00%		$777,609,252

The portfolio had the following five top industry concentrations as of May 31, 2007 (as a percentage of total net assets):

Banking	11.00%
Financial Services	5.65%
Retail Grocery	5.15%
Broadcasting	4.45%
Cellular Communications	4.39%

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.13%

Australia - 5.12%
Billabong International, Ltd.	324,316	$4,965,154
Downer EDI, Ltd.	1,383,798	8,549,706
Iluka Resources, Ltd.	682,261	3,380,144
PaperlinX, Ltd.	2,601,011	8,884,851

		25,779,855
Belgium - 0.96%
Barco NV	53,950	4,850,997
Bermuda - 6.30%
Bio-Treat Technology, Ltd.	6,693,612	3,869,645
Giordano International, Ltd.	6,390,365	2,946,000
Ngai Lik Industrial Holdings, Ltd.	18,284,513	2,037,076
People's Food Holdings, Ltd.	10,994,174	13,358,045
Texwinca Holdings, Ltd.	8,824,907	6,339,830
Yue Yuen Industrial Holdings, Ltd.	953,833	3,169,672

		31,720,268
Brazil - 0.78%
Companhia de Saneamento de Minas Gerais	244,500	3,936,994
Canada - 9.62%
Abitibi-Consolidated, Inc. *	1,506,500	3,674,390

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
ATS Automation Tooling Systems, Inc. *	331,900	$2,456,451
Dorel Industries, Inc., Class B	185,600	5,983,740
GSI Group, Inc. *	381,584	4,121,107
Legacy Hotels Real Estate Investment Trust,
REIT	52,501	684,412
Linamar Corp.	98,217	1,780,590
MDS, Inc.	332,277	6,738,072
North West Company	371,699	6,835,844
Open Text Corp. *	326,753	7,416,905
Quebecor World, Inc.	285,346	3,479,829
Saxon Energy Services, Inc. *	1,019,700	5,231,430

		48,402,770
Cayman Islands - 0.72%
Chitaly Holdings, Ltd.	9,456,729	1,913,386
TCL Communication Technology
Holdings, Ltd. *	37,286,192	1,718,918

		3,632,304
China - 3.16%
BYD Company, Ltd., H Shares	696,269	4,217,380
China Oilfield Services, Ltd., H shares	4,599,031	4,252,146
Sinotrans, Ltd., H Shares	16,490,000	7,411,948

		15,881,474
Denmark - 0.51%
Vestas Wind Systems AS *	36,380	2,555,633
Finland - 3.30%
Amer Sport Oyj	339,154	7,756,200
Elcoteq SE	242,560	2,049,189
Huhtamaki Oyj	379,086	6,782,543

		16,587,932
Germany - 3.28%
Jenoptik AG *	737,145	7,923,241
Vossloh AG	73,625	8,578,206

		16,501,447
Hong Kong - 5.53%
AAC Acoustic Technology Holdings, Inc. *	3,016,000	3,128,390
China Pharmaceutical Group, Ltd. *	8,402,384	3,227,962
China Resource Power Holdings, Ltd.	1,353,273	2,654,904
Dah Sing Financial Group	463,574	3,870,537
Fountain Set Holdings, Ltd.	11,313,425	4,100,012
Lerado Group Holdings	12,649,682	1,717,078
Travelsky Technology, Ltd.	2,655,132	2,159,058
Weiqiao Textile Company, Ltd.	3,138,106	6,992,322

		27,850,263
Indonesia - 0.58%
Astra International Tbk PT	1,560,881	2,900,017
Japan - 4.84%
Meitec Corp.	114,611	3,294,096
Nichii Gakkan Company, Ltd.	373,866	5,747,297
Sohgo Security Services Company, Ltd.	462,573	8,565,815
Takuma Company, Ltd.	849,000	5,270,737

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tokyo Individualized Educational Institute, Inc.	509,085	$1,475,730

		24,353,675
Luxembourg - 0.44%
Thiel Logistik AG *	577,341	2,213,505
Netherlands - 6.91%
Aalberts Industries NV	96,372	2,701,791
Draka Holding NV	120,398	5,071,139
Imtech NV	30,968	2,738,710
OPG Groep NV	273,908	9,893,550
SBM Offshore NV	81,654	3,017,444
Vedior NV	382,984	11,365,519

		34,788,153
Philippines - 0.05%
First Gen Corp. *	195,000	255,081
Singapore - 2.26%
Cerebos Pacific, Ltd.	239,226	571,948
Huan Hsin Holdings, Ltd.	3,335,298	1,307,234
Osim International, Ltd.	4,045,008	1,849,630
Venture Corp., Ltd.	777,229	7,666,432

		11,395,244
South Korea - 6.58%
Daeduck Electronics Company, Ltd.	448,800	3,216,771
Daegu Bank	224,630	3,667,972
Halla Climate Control Company, Ltd.	600,100	6,422,713
Pusan Bank	653,820	9,936,260
Sindo Ricoh Company, Ltd.	78,430	5,029,731
Youngone Corp.	747,110	4,847,599

		33,121,046
Sweden - 1.07%
D. Carnegie & Company AB	270,066	5,386,021
Switzerland - 1.58%
Kuoni Reisen Holding AG, Series B	2,599	1,578,108
Verwaltungs-und Privat-Bank AG	25,155	6,384,726

		7,962,834
Taiwan - 10.60%
Acbel Polytech, Inc.	5,100,000	2,531,860
BenQ Corp. *	3,818,000	1,398,450
D-Link Corp.	7,400,600	15,502,392
Fu Sheng Industrial Company, Ltd. *	4,922,320	5,542,918
Giant Manufacturing Company, Ltd.	850,000	1,286,514
KYE System Corp.	3,118,087	4,412,610
Pihsiang Machinery Mfg. Company, Ltd.	2,610,000	5,325,079
Simplo Technology Company, Ltd.	1,306,000	6,483,548
Ta Chong Bank, Ltd.	16,259,000	4,252,392
Taiwan Fu Hsing Industrial Company, Ltd.	2,886,000	2,520,391
Test-Rite International Company, Ltd.	7,155,672	4,072,246

		53,328,400
Thailand - 4.59%
Bank of Ayudhya PLC	8,440,400	5,638,840

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
BEC World PCL	3,801,979	$2,769,882
Glow Energy PCL	6,865,525	6,226,292
Total Access Communication PCL *	6,830,060	8,469,275

		23,104,289
United Kingdom - 12.81%
Bodycote International PLC	1,043,903	6,055,026
Burberry Group PLC	336,989	4,559,765
Fiberweb PLC	629,910	2,094,961
FKI PLC	4,023,600	10,992,137
Future PLC	5,499,140	4,436,195
Game Group PLC	5,719,056	20,096,061
iSOFT Group PLC *	2,756,860	2,469,571
John Wood Group PLC	650,643	3,999,380
Yule Catto & Company PLC	2,080,714	9,762,229

		64,465,325
United States - 1.54%
Quebecor World, Inc.	146,526	1,797,874
Steiner Leisure, Ltd. *	119,255	5,953,210

		7,751,084

TOTAL COMMON STOCKS (Cost $348,781,855)		$468,724,611

SHORT TERM INVESTMENTS - 0.65%

Paribas Corp. Time Deposit
5.31% due 06/01/2007	$3,255,000	$3,255,000

TOTAL SHORT TERM INVESTMENTS
(Cost $3,255,000)		$3,255,000

REPURCHASE AGREEMENTS - 0.02%

Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$100,013 on 06/01/2007,
collateralized by $110,000 Federal
Home Loan Mortgage Corp.,
4.875% due 05/17/2017 (valued at
$106,832, including interest)	$100,000	$100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $100,000)		$100,000

Total Investments (International Small Cap Fund)
(Cost $352,136,855) - 93.80%		$472,079,611
Other Assets in Excess of Liabilities - 6.20%		31,197,840

TOTAL NET ASSETS - 100.00%		$503,277,451

The portfolio had the following five top industry concentrations as of May 31, 2007 (as a percentage of total net assets):

Apparel & Textiles	6.74%
Banking	5.94%
Computers & Business Equipment	5.28%
Software	4.86%
Business Services	4.61%

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.84%

Australia - 6.73%
ABB Grain, Ltd.	31,128	$226,564
Adelaide Bank, Ltd. (a)	21,763	270,183
Adelaide Brighton, Ltd.	105,031	317,080
Aevum, Ltd.	14,865	38,237
Alchemia, Ltd. *	43,512	37,788
Alesco Corp., Ltd.	17,528	217,461
Allegiance Mining NL *	149,191	119,694
Amadeus Energy, Ltd. *	46,767	32,879
Amalgamated Holdings, Ltd.	10,448	54,874
Andean Resources, Ltd. *	79,891	45,594
Ansell, Ltd.	30,331	307,815
APA Group	69,935	251,618
Aquila Resources, Ltd. *	17,822	75,177
ARB Corp., Ltd.	16,596	63,142
ARC Energy, Ltd. *	36,745	46,803
Arrow Energy NL *	40,589	88,292
Aspen Group, Ltd.	42,703	83,001
Ausdrill, Ltd.	41,593	89,788
Auspine, Ltd.	13,590	71,151
Austal, Ltd.	37,191	115,352
Austar United Communications, Ltd. *	187,684	259,240
Austereo Group, Ltd.	68,999	112,426
Australian Agricultural Company, Ltd.	54,556	117,320
Australian Infrastructure Fund	68,697	169,321
Australian Worldwide Exploration, Ltd. *	74,302	205,260
AVJennings, Ltd.	46,839	48,619
Babcock & Brown Environmental
Investments, Ltd. *	19,026	13,455
Bank of Queensland, Ltd. (a)	20,257	316,661
BayCorp Advantage, Ltd.	39,472	115,898
Beach Petroleum, Ltd.	117,500	135,572
Bendigo Mining, Ltd. *	31,918	9,240
Biota Holdings, Ltd. *	39,986	58,207
Bolnisi Gold NL *	53,676	126,971
Boom Logistics, Ltd.	25,797	78,519
Bradken, Ltd.	22,400	187,123
Brickworks, Ltd.	2,500	29,155
Cabcharge Australia, Ltd.	19,412	213,059
Campbell Brothers, Ltd.	10,212	229,741
Candle Australia, Ltd.	17,029	48,592
CBH Resources, Ltd. *	158,181	73,266
Cellestis, Ltd. *	15,855	43,537
Centennial Coal Company, Ltd.	24,015	57,801
Citigold Corp., Ltd. *	151,498	44,483
City Pacific, Ltd.	14,563	49,626
Clinuvel Pharmaceuticals, Ltd. *	69,980	60,196
Coates Hire, Ltd.	43,113	221,797
Commander Communications, Ltd. (a)	51,195	69,867
Compass Resources NL *	15,577	64,161
ConnectEast Group *	209,822	281,141
Consolidated Rutile, Ltd.	52,500	28,659

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Corporate Express Australia, Ltd.	17,731	$105,444
Count Financial, Ltd.	24,455	62,096
Coventry Group, Ltd.	4,500	17,009
Crane Group, Ltd.	15,415	217,383
David Jones, Ltd.	92,890	398,744
Downer EDI, Ltd.	55,323	341,810
Duet Group	73,486	251,630
Energy Developments, Ltd.	26,204	91,895
Energy World Corp., Ltd. *	118,888	96,366
Envestra, Ltd.	154,037	150,337
Equigold NL	27,470	40,442
Felix Resources, Ltd.	10,738	50,624
FKP Property Group, Ltd.	36,509	217,113
Fleetwood Corp., Ltd.	8,292	66,869
Flight Centre, Ltd.	15,759	238,527
Forest Enterprises Australia, Ltd.	101,860	59,816
Funtastic, Ltd.	32,287	50,338
Futuris Corp., Ltd. (a)	81,498	171,214
Gindalbie Metals, Ltd. *	112,045	67,651
GrainCorp., Ltd.	3,921	34,668
GRD, Ltd.	30,341	58,471
Great Southern Plantations, Ltd. (a)	42,976	83,532
GUD Holdings, Ltd.	13,336	100,595
Gunns, Ltd. (a)	56,341	163,099
GWA International, Ltd.	49,659	180,721
Healthscope, Ltd.	27,020	129,843
Herald Resources, Ltd. *	17,198	19,203
Heron Resources, Ltd. *	9,000	9,230
Hills Industries, Ltd.	36,499	167,545
Home Building Society, Ltd.	2,720	34,308
Horizon Oil, Ltd. *	172,869	52,903
Housewares International, Ltd.	39,380	91,525
HPAL, Ltd.	31,154	64,419
IBA Health, Ltd.	61,694	60,212
IBT Education, Ltd.	26,000	41,504
Incitec Pivot, Ltd.	11,723	643,820
Independence Group NL	19,208	127,413
Indophil Resources NL *	72,190	53,439
Infomedia, Ltd.	87,333	48,035
Integrated Group, Ltd.	18,608	41,247
Invocare, Ltd.	11,216	53,805
IOOF Holdings, Ltd.	13,384	114,352
Iress Market Technology, Ltd.	19,452	152,843
IWL, Ltd.	11,971	48,912
JB Hi-Fi, Ltd.	21,677	163,154
John Fairfax Holdings, Ltd.	52,468	211,338
Jubilee Mines NL	15,147	217,989
Just Group, Ltd.	31,400	103,624
Kingsgate Consolidated, Ltd.	11,715	52,323
Lihir Gold, Ltd. *	26,786	69,344
MacArthur Coal, Ltd.	24,217	126,789
Macmahon Holdings, Ltd.	115,775	102,939

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
McGuigan Simeon Wines, Ltd. *	17,945	$37,996
McPherson's, Ltd.	18,009	50,644
Metabolic Pharmaceuticals, Ltd. *	61,498	7,121
MFS, Ltd.	13,560	70,994
Minara Resources, Ltd.	21,175	144,139
Mincor Resources NL	54,880	189,281
Mineral Deposits, Ltd. *	39,608	44,226
Monadelphous Group, Ltd.	15,546	174,227
Mortgage Choice, Ltd.	74	200
Mount Gibson Iron, Ltd. *	64,184	57,599
MYOB, Ltd.	33,790	36,332
New Hope Corp., Ltd.	144,455	206,698
Nexus Energy, Ltd. *	54,614	55,561
Nido Petroleum, Ltd. *	256,103	61,429
Oakton, Ltd.	15,760	81,991
Oceana Gold, Ltd. *	73,000	49,812
Pacific Brands, Ltd. (a)	88,618	253,604
Paladin Resources, Ltd. *	27,006	195,446
Pan Australian Resources, Ltd. *	284,957	146,126
PaperlinX, Ltd.	78,955	269,704
Peet & Company, Ltd.	22,700	75,101
Peptech, Ltd. *	37,842	47,731
Perilya, Ltd.	22,556	77,982
Perseverance Corp., Ltd. *	143,419	38,552
Petsec Energy, Ltd. *	36,147	44,696
Pharmaxis, Ltd. *	50,510	142,041
PMP, Ltd. *	52,337	75,754
Primary Health Care, Ltd. (a)	21,688	222,612
Prime Television, Ltd.	3,886	12,214
Programmed Maintenance Services, Ltd.	14,398	72,642
pSivida, Ltd. *	95,189	12,991
RCR Tomlinson, Ltd.	22,598	42,054
Resolute Mining, Ltd. * (a)	36,122	42,275
Ridley Corp., Ltd.	49,007	50,059
Roc Oil Company, Ltd. * (a)	57,533	158,460
SAI Global, Ltd.	16,535	50,602
Sally Malay Mining, Ltd. *	43,373	173,629
Select Harvests, Ltd.	6,064	54,168
ServCorp, Ltd.	13,939	54,417
Silex Systems, Ltd. *	13,874	125,998
Sino Gold, Ltd. * (a)	25,236	125,236
Sino Strategic International, Ltd. *	11,948	27,176
Skilled Group, Ltd.	12,989	55,327
Smorgon Steel Group, Ltd.	39,905	88,785
SMS Management & Technology, Ltd.	12,633	62,693
Southern Cross Broadcasting Australia, Ltd.	5,208	72,367
Specialty Fashion Group, Ltd.	51,331	64,745
Spotless Group, Ltd.	44,712	179,729
St. Barbara, Ltd. * (a)	100,516	41,153
Staging Connections Group, Ltd.	16,800	22,302
Straits Resources, Ltd.	31,023	101,097
STW Communications Group, Ltd.	36,346	90,185

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Sunland Group, Ltd.	52,498	$159,355
Super Cheap Auto Group, Ltd.	12,800	47,747
Technology One, Ltd.	46,859	40,307
Ten Network Holdings, Ltd.	85,802	220,707
Thakral Holdings Group	137,513	118,286
The Reject Shop, Ltd.	8,900	98,640
TimberCorp., Ltd.	49,460	77,930
Tower Australia Group, Ltd. *	20,733	39,441
Transfield Services, Ltd.	34,219	344,159
UXC, Ltd.	52,216	96,741
Vision Group Holdings, Ltd.	10,560	24,805
Wattyl, Ltd.	16,745	46,397
Western Areas NL *	30,734	148,707
WHK Group, Ltd.	56,586	130,110

		18,571,093
Austria - 0.47%
Andritz AG, ADR	796	53,862
Austrian Airlines AG *	7,737	114,490
BetandWin.com Interactive
Entertainment AG *	4,109	163,784
BWT AG	830	55,002
Constantia Packaging AG	968	69,082
Flughafen Wien AG	1,493	145,613
Intercell AG *	5,499	176,875
Lenzing AG *	114	59,518
Mayr-Melnhof Karton AG	481	110,875
Palfinger AG	437	97,528
RHI AG *	3,614	200,790
Schoeller-Bleckmann Oilfield Equipment AG	836	61,574

		1,308,993
Belgium - 1.17%
Ackermans & Van Haaren NV *	2,991	295,456
Banque Nationale de Belgique	31	151,465
Barco NV	1,899	170,752
Bekaert SA	1,428	204,012
CFE (CIE Francois D'enter)	75	123,090
Compagnie Immobiliere de Belgique SA	645	39,740
Compagnie Maritime Belge SA	2,799	213,571
Deceuninck NV	4,147	124,239
Duvel Moortgat SA	873	49,231
Econocom Group	5,040	55,936
Elia System Operator SA/NV	2,537	102,762
Euronav NV	3,000	111,387
Exmar NV	1,797	58,622
Icos Vision Systems NV *	922	42,642
Innogenetics NV * (a)	3,366	40,979
Ion Beam Applications SA *	2,557	83,691
Melexis NV	4,995	90,176
Nord-Sumatra Investissements SA *	47	38,505
Omega Pharma SA	5,762	464,382
Option NV *	3,580	60,778

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Belgium (continued)
Recticel SA	3,266	$45,913
Roularta Media Group NV	668	58,411
SA D'Ieteren Trading NV	569	259,104
Sapec SA *	305	39,799
Sioen Industries NV *	1,985	28,038
Sipef SA *	121	54,693
Tessenderlo Chemie NV	2,660	163,460
Van De Velde NV	870	45,878

		3,216,712
Bermuda - 0.43%
Cafe de Coral Holdings, Ltd.	58,000	105,617
China Oriental Group Company, Ltd.	224,000	82,612
Digital China Holdings, Ltd.	141,000	67,710
Giordano International, Ltd.	1,113,708	513,427
Smartone Telecommunications Holdings, Ltd.	46,500	52,997
South China Morning Post, Ltd.	146,000	60,763
Texwinca Holdings, Ltd.	423,961	304,574

		1,187,700
Canada - 8.54%
20-20 Technologies, Inc. *	6,400	42,762
Aastra Technologies, Ltd. *	4,100	145,326
Agricore United	5,400	105,013
Akita Drilling, Ltd.	2,100	36,305
Alberta Clipper Energy, Inc. *	4,800	16,641
Alexco Resource Corp. *	5,500	27,652
Algoma Steel, Inc. *	5,400	282,590
Amerigo Resources, Ltd.	22,400	54,425
Anderson Energy, Ltd. *	2,600	12,100
Angiotech Pharmaceuticals, Inc. *	3,200	21,411
Antrim Energy, Inc. *	4,900	26,100
Anvil Mining, Ltd. *	4,100	61,303
Aquiline Resources, Inc. *	3,700	31,291
Arawak Energy Corp. *	3,900	10,788
Aspreva Pharmaceuticals Corp. *	1,900	38,334
Astral Media, Inc., Class A	3,789	154,874
Atrium Biotechnologies, Inc. *	2,600	46,650
ATS Automation Tooling Systems, Inc. *	9,100	67,351
AUR Resources, Inc.	9,100	253,926
Aurizon Mines, Ltd. *	10,100	33,034
Axcan Pharma, Inc. *	7,200	135,576
Axia NetMedia Corp. *	9,200	58,462
Ballard Power Systems, Inc. *	21,400	98,191
Birchcliff Energy, Ltd. *	6,300	28,671
BMTC Group, Inc., Class A	400	8,410
Boralex, Inc., Class A *	4,500	65,223
Bow Valley Energy, Ltd. *	12,900	71,486
BPO Properties, Ltd.	1,050	68,685
Breaker Energy, Ltd., Class A *	600	3,706
Breakwater Resources, Ltd. *	36,500	81,179
Calfrac Well Services, Ltd.	4,000	85,749
Calvalley Petroleums, Inc., Class A *	7,377	52,392

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Canada Bread Company, Ltd. *	900	$47,351
Canadian Hydro Developers, Inc. *	20,600	121,856
Canadian Royalties, Inc. *	4,500	17,620
Canadian Superior Energy, Inc. *	16,800	56,989
Canadian Western Bank	11,034	268,503
Canam Group, Inc., Class A	5,500	52,168
Candax Energy, Inc. *	33,500	20,349
Canfor Corp. *	12,000	146,566
Cangene Corp. *	4,700	36,015
CanWest Global Communications Corp. *	15,050	145,704
Capstone Mining Corp. *	17,200	40,344
Cardiome Pharma Corp. *	11,800	116,886
Carpathian Gold, Inc. *	20,000	32,147
Cascades, Inc.	17,950	210,683
Catalyst Paper Corp. *	43,000	147,070
CCL Industries, Inc., Class B	3,400	135,987
Celtic Exploration, Ltd. *	4,200	57,499
Chai-Na-Ta Corp. *	2,688	107
Chariot Resources, Ltd. *	40,500	36,711
CHC Helicopter Corp., Class A	2,600	62,030
Clarke, Inc.	2,600	45,192
Coalcorp Mining, Inc. *	32,000	19,437
Cogeco Cable, Inc.	3,800	151,808
Com Dev International, Ltd. *	4,300	19,690
Compton Petroleum Corp. *	15,600	181,497
Connacher Oil & Gas, Ltd. *	24,000	83,431
Corridor Resources, Inc. *	3,200	34,090
Corus Entertainment, Inc., Class B	4,500	208,158
Cott Corp. *	10,300	165,266
Crystallex International Corp. *	34,200	157,561
Cyries Energy, Inc. *	8,000	94,870
Dalsa Corp. *	2,300	26,286
Denison Mines Corp. *	17,716	230,618
Descartes Systems Group, Inc. *	10,100	44,455
Dorel Industries, Inc., Class B	5,000	161,200
Draxis Health, Inc. *	6,200	37,312
Dundee Corp., Class A *	2,400	138,155
Dundee Wealth Management, Inc.	21,542	343,231
Duvernay Oil Corp. *	700	26,689
Dynatec Corp. *	58,900	279,061
Eastern Platinum, Ltd. *	53,290	123,502
Eldorado Gold Corp. *	8,163	46,609
Emergis, Inc. *	20,420	124,798
Endeavour Silver Corp. *	5,600	28,730
EnerFlex Systems Income Fund	20,600	200,206
Energy Metals Corp. *	5,800	98,645
Equinox Minerals, Ltd. *	30,100	92,261
Equitable Group, Inc.	1,200	38,968
Etruscan Resources, Inc. *	6,300	18,427
European Goldfields, Ltd. *	1,400	6,633
Exco Technologies, Ltd.	6,500	27,334
First Nickel, Inc. *	30,500	43,608

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
FirstService Corp. *	3,500	$120,363
Flint Energy Services, Ltd. *	2,000	50,463
FNX Mining Company, Inc. *	7,900	257,280
Forsys Metals Corp. *	4,600	29,446
Forzani Group, Ltd., Class A *	8,400	198,520
Fraser Papers, Inc. *	4,800	25,792
Fronteer Development Group, Inc. *	4,400	52,754
Frontera Copper Corp. *	6,600	35,156
Galleon Energy, Inc., Class A *	9,650	156,460
Garda World Security Corp., Class A *	1,900	42,258
Genesis Land Development Corp. *	8,800	65,213
Gennum Corp.	1,858	21,530
Gentry Resources, Ltd. *	7,316	26,663
Glencairn Gold Corp. *	29,000	16,531
Gold Eagle Mines, Ltd. *	5,500	36,081
Golden Star Resources, Ltd. *	35,800	140,176
Great Basin Gold, Ltd. *	21,300	52,747
Great Canadian Gaming Corp. *	9,400	125,878
Grey Wolf Exploration, Inc. *	800	2,774
Greystar Resources, Ltd. *	1,300	9,719
GSI Group, Inc. *	61,283	661,856
Hanfeng Evergreen, Inc. *	4,600	45,480
Heroux-Devtek, Inc. *	4,100	34,291
High River Gold Mines, Ltd. *	48,300	117,353
Home Capital Group, Inc.	3,600	134,533
Husky Injection Molding Systems, Ltd.	12,700	94,707
Imax Corp. *	9,300	41,716
Imperial Metals Corp. *	1,300	16,947
Indigo Books & Music, Inc. *	3,200	50,507
Intermap Technologies Corp., Class A *	400	2,239
International Forest Products, Ltd., Class A *	5,500	47,234
International Royalty Corp.	7,800	55,470
Intertape Polymer Group, Inc. *	9,300	43,975
Iteration Energy, Ltd. *	10,600	60,325
Ivanhoe Energy, Inc. *	39,900	68,607
Jinshan Gold Mines, Inc. *	19,000	35,156
Killam Properties, Inc.	3,351	32,095
Kingsway Financial Services, Inc.	15,200	291,614
Kirkland Lake Gold, Inc. *	4,500	52,733
Labopharm, Inc. *	12,200	76,841
Laramide Resources, Ltd. *	3,600	36,434
Laurentian Bank of Canada	6,400	206,037
Leon's Furniture, Ltd.	811	46,799
Linamar Corp.	39,306	712,584
LionOre Mining International, Ltd. *	44,138	1,185,428
MacDonald Dettwiler & Associates, Ltd. *	4,000	165,629
Magellan Aerospace Corp. *	11,200	27,212
Mahalo Energy, Ltd. *	12,900	51,716
Major Drilling Group International Company,
Inc. *	1,700	58,748
Maple Leaf Foods, Inc. *	12,900	195,893
Martinrea International, Inc. *	14,200	231,160

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Maxim Power Corp. *	400	$2,871
Mega Brands, Inc. *	3,200	63,187
Mega Uranium, Ltd. *	9,500	56,373
MI Developments, Inc., Class A	6,700	259,209
Miramar Mining Corp. *	22,700	95,670
Morguard Corp. *	600	26,857
Mosaid Technologies, Inc.	1,600	37,275
Neo Material Technologies, Inc. *	6,100	20,920
Neurochemical Company, Inc. *	3,500	20,475
Norbord, Inc.	16,100	136,311
North American Palladium, Ltd. *	10,150	112,019
Northbridge Financial Corp.	7,000	223,456
Northern Orion Resources, Inc. *	37,700	206,098
Northern Peru Copper Corp. *	3,300	33,521
Northgate Minerals Corp. *	37,800	121,514
NuVista Energy, Ltd. *	6,500	94,272
Oilexco, Inc. *	14,100	150,869
Open Text Corp. *	71,989	1,634,065
Pason Systems, Inc.	5,200	81,054
Patheon, Inc. *	21,400	89,992
Peerless Energy, Inc., Class A *	11,315	35,422
Peru Copper, Inc. *	11,800	61,200
Petrobank Energy & Resources, Ltd. *	12,700	309,163
Polaris Minerals Corp. *	1,600	15,849
ProEx Energy, Ltd. *	4,400	64,719
QLT, Inc. *	24,600	181,609
Quadra Mining, Ltd. *	3,700	42,944
Quebecor World, Inc.	21,545	262,744
Quest Capital Corp.	31,000	92,991
Rally Energy Corp. *	11,700	56,854
Real Resources, Inc. *	6,200	60,198
Reitman's Canada, Ltd., Class A	5,417	126,300
Richelieu Hardware, Ltd.	1,800	40,555
Rio Narcea Gold Mines, Ltd. *	19,000	99,430
Rothmans, Inc.	6,800	142,660
Rubicon Minerals Corp. *	10,300	18,384
Russel Metals, Inc.	8,400	240,594
Saskatchewan Wheat Pool, Inc. *	20,300	182,114
Savanna Energy Services Corp. *	9,700	203,953
Saxon Energy Services, Inc. *	7,300	37,452
Semafo, Inc. *	15,800	23,772
ShawCor, Ltd., Class A	4,900	134,852
Shore Gold, Inc. *	27,600	121,222
Sierra Wireless, Inc. *	6,250	135,385
Silvercorp Metals, Inc. *	9,100	155,961
Sino-Forest Corp. *	21,500	262,195
St. Lawrence Cement Group, Inc., Class A	3,200	121,110
Stantec, Inc. *	10,100	331,570
Stella-Jones, Inc.	800	35,137
Storm Exploration, Inc. *	1,500	12,195
Stornoway Diamond Corp. *	44,100	43,272
Stratos Global Corp. *	6,300	39,268

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
SunOpta, Inc. *	6,200	$72,829
SXR Uranium One, Inc. *	9,000	140,202
Systems Xcellence, Inc. *	2,000	50,911
Tanzanian Royalty Exploration Corp. *	17,900	90,161
Taseko Mines, Ltd. *	10,600	37,443
Tembec, Inc. *	4,700	5,183
Tenke Mining Corp. *	4,000	86,048
Tesco Corp. *	7,300	223,141
Theratechnologies, Inc. *	4,300	49,023
Thompson Creek Metals Company, Inc. *	6,900	113,678
TLC Vision Corp. *	13,700	80,656
Toromont Industries, Ltd. *	4,700	123,330
Torstar Corp., Class B	10,400	219,935
Transat A.T., Inc., Class A	2,100	70,353
Transcontinental, Inc., Class A	10,800	213,961
Transglobe Energy Corp. *	8,000	31,025
Tundra Semiconductor Corp. *	2,300	21,063
Turnkey E&P, Inc. *	1,100	8,902
Uex Corp. *	13,200	86,964
Uni-Select, Inc.	4,200	124,575
Uranium Participation Corp. *	6,100	91,263
UTS Energy Corp., ADR *	25,800	126,818
Van Houtte, Inc.	2,200	51,274
Vector Aerospace Corp. *	2,100	12,187
Verenex Energy, Inc. *	3,500	37,450
Vero Energy, Inc. *	6,700	50,089
Vitran Corp., Inc. *	300	6,120
Wesdome Gold Mines, Ltd. *	17,100	22,372
West Fraser Timber Company, Ltd.	5,400	209,420
Western Canadian Coal Corp. *	9,000	18,923
WestJet Airlines Company, Ltd. *	9,600	136,899
Wi-LAN, Inc. *	9,000	43,230
Winpak, Ltd.	1,100	9,251
Xantrex Technology, Inc. *	2,500	24,227
Xceed Mortgage Corp. *	1,800	11,758
Xtreme Coil Drilling Corp. *	1,300	13,849
Zarlink Semiconductor, Inc. *	33,700	61,410
ZCL Composites, Inc.	1,000	10,513

		23,566,560
China - 0.01%
Solomon Systech International, Ltd.	320,000	41,388

Denmark - 1.44%
Alm. Brand Skadesforsikring A/S *	3,700	253,237
Amagerbanken A/S	1,350	91,422
Bang & Olufsen A/S, Series B	2,100	264,704
Bavarian Nordic A/S *	1,260	123,099
Capinordic A/S *	9,300	46,857
D.S. Norden A/S	1,500	90,474
Dalhoff Larsen & Horneman A/S, Series B	2,500	57,788
Det Ostasiatiske Kompagni A/S	4,300	241,111
DFDS A/S	550	74,691

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
DiBa Bank A/S	550	$47,675
EDB Gruppen A/S, Series B *	700	26,546
Fionia Bank A/S	125	39,503
Fluegger A/S, Series B	300	39,603
Forstaedernes Bank A/S	2,800	123,377
Genmab A/S *	5,200	374,212
IC Companys A/S	1,800	108,081
NeuroSearch A/S *	3,550	187,517
Nordjyske Bank A/S	1,190	48,846
Parken Sport & Entertainment A/S *	450	149,120
Pharmexa A/S *	10,600	36,370
Ringkjoebing Landbobank A/S	535	111,203
Roskilde Bank A/S	495	56,763
Royal Unibrew A/S	875	118,826
Sanistal A/S, Series B	250	57,336
Satair A/S	1,000	54,718
Schouw & Company A/S, Series B	2,450	229,183
SimCorp. A/S	1,150	269,978
Sjaelso Gruppen A/S	2,400	99,684
Spar Nord Bank A/S	12,250	305,282
TK Development A/S *	6,500	163,160
Vestjysk Bank A/S	1,425	83,377

		3,973,743
Finland - 2.30%
Aldata Solution Oyj *	13,900	34,219
Amer Sport Oyj	41,993	960,349
Aspo Oyj	4,950	45,947
Cramo Oyj, Series B	2,125	99,967
eQ Oyj	3,000	30,672
Finnair Oyj	4,400	73,989
Finnlines Oyj	6,400	140,336
Fiskars Oyj Abp, Series A	3,249	57,475
F-Secure Oyj	13,850	43,971
HK Ruokatalo Oyj, Series A	6,090	151,153
Huhtamaki Oyj	45,417	812,593
KCI Konecranes Oyj	51,234	2,157,276
Kemira GrowHow Oyj	3,200	51,657
Kemira Oyj	6,977	156,931
Lassila & Tikanoja Oyj	2,695	98,250
Lemminkainen Oyj	2,350	169,542
M-real Oyj, Series B	18,950	128,737
Nokian Renkaat Oyj	10,506	366,050
Olvi Oyj, Series A	2,000	78,563
Poyry Oyj	7,200	157,685
Raisio PLC	15,429	41,927
Ramirent Oyj	6,400	177,358
Stockmann Oyj Abp, Series A	600	29,009
Stockmann Oyj Abp, Series B	1,150	55,136
Uponor Oyj	3,000	124,019
Vaisala Oyj, Series A	1,800	91,289

		6,334,100

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France - 4.00%
Ales Groupe	1,081	$28,037
Alten SA *	3,914	150,272
Altran Technologies SA *	16,346	150,628
April Group SA	2,848	152,102
Archos SA *	1,721	66,237
Assystem SA	4,109	83,744
Audika SA	1,625	55,088
Avanquest Software SA *	1,218	23,758
Bacou Dalloz SA	1,599	218,827
Beneteau SA	2,321	298,900
Bonduelle SCA	961	118,613
Bongrain SA	1,100	125,041
Bull SA *	11,140	73,582
Canal Plus SA	16,823	187,160
Carbone Lorraine SA	2,556	186,399
Cegid SA	1,808	92,935
CFF Recycling SA	3,722	236,381
Club Mediterranee SA *	2,334	156,206
Compagnie Plastic-Omnium SA	3,169	166,048
Delachaux SA	2,118	194,176
Electricite de Strasbourg SA	1,094	257,843
Etam Developpement SA	1,713	148,566
Faurecia SA *	2,085	160,774
Fleury Michon SA	344	22,629
Geodis SA	967	215,136
GFI Informatique SA	9,954	125,604
GL Events SA	1,835	130,832
Groupe Crit SA	1,884	106,193
Groupe Go Sport SA *	364	34,375
Groupe Open SA *	2,447	42,925
Groupe Steria SCA	2,803	180,807
Guerbet SA *	558	117,101
Guyenne et Gascogne SA	1,445	244,055
Havas SA	36,378	218,751
Ingenico SA	4,381	127,654
Intl Metal Service SA	1,512	68,526
IPSOS SA	1,456	58,173
Kaufman & Broad SA	2,353	189,511
Lafuma SA	424	32,968
Laurent-Perrier SA	1,018	134,755
Lectra SA	6,134	52,811
LISI SA	610	65,976
LVL Medical Groupe SA *	3,125	84,919
Maisons France Confort SA	709	60,546
Manitou BF SA	3,693	214,370
Manutan SA	1,304	110,515
Mr Bricolage SA	1,756	51,899
Nexans SA	4,405	710,448
Nexity SA	1,600	144,211
Norbert Dentressangle SA	1,107	109,336
Orco Property Group	500	84,092
Orpea SA *	2,098	220,989

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Penauille Polyservices SA *	2,528	$26,016
Petit Forestier SA	643	63,274
Pierre & Vacances SA	1,327	209,666
Pinguely-Haulotte SA	1,656	61,240
Radiall SA	349	51,090
Rallye SA	5,515	383,565
Remy Cointreau SA	933	67,525
Robertet SA	258	48,896
Rubis SA	1,582	151,101
Samse SA	317	46,909
SEB SA	1,821	341,733
Silicon-On-Insulator Technologies SA *	10,465	239,327
Sopra Group SA	2,126	202,088
Spir Communication SA	493	74,140
SR Teleperformance SA	8,451	380,852
Stallergenes SA (a)	2,320	202,833
STEF-TFE	799	55,839
Sucriere de Pithiviers-Le-Vieil SA	73	61,781
Synergie SA	816	50,396
Tessi SA	206	14,153
Theolia SA *	3,605	135,790
Toupargel-Agrigel SA	936	48,477
Trigano SA	2,853	168,872
Ubisoft Entertainment SA *	5,766	289,093
Union Financiere de France Banque SA	725	48,278
Viel & Compagnie	7,076	55,305
Vilmorin & Compagnie	901	110,504
Virbac SA	1,389	110,245
Vranken-Pommery Monopole Group	721	56,595

		11,047,007
Germany - 4.96%
Aareal Bank AG	5,955	310,024
Adlink Internet Media AG * (a)	4,151	102,357
ADVA AG Optical Networking * (a)	4,237	41,438
Aixtron AG *	20,549	163,926
Augusta Technologie AG *	2,266	47,828
AWD Holding AG	4,069	185,891
Baader Wertpapierhandelsbank AG	12,358	84,952
Balda AG	3,189	47,061
Beate Uhse AG	5,482	30,015
Bechtle AG	3,518	118,693
Bilfinger Berger AG	2,926	289,390
Biotest AG	1,095	60,380
Boewe Systec AG (a)	1,342	81,294
Centrotec Sustainable AG *	1,081	53,035
Comdirect Bank AG	8,396	120,854
Conergy AG *	1,920	148,748
CTS Eventim AG *	2,979	134,051
Curanum AG	4,385	45,894
D & S Europe AG *	12,806	209,311
Deutz AG *	13,899	193,147

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Douglas Holding AG	8,523	$567,660
Drillisch AG *	6,749	79,987
Duerr AG *	2,766	114,866
DVB Bank AG	11	4,025
EM.TV AG *	9,200	56,807
Epcos AG	17,467	380,659
Escada AG *	2,739	138,911
Evotec AG *	8,820	40,104
Fielmann AG	1,902	130,364
Freenet AG *	10,782	358,261
Fuchs Petrolub AG	1,810	152,181
Gerry Weber International AG (a)	3,420	101,769
Gesco AG	829	44,609
GFK AG (a)	2,880	138,391
GPC Biotech AG *	5,604	165,627
Grenkeleasing AG	1,687	80,565
Hawesko Holding AG	1,432	48,121
Indus Holding AG	2,245	90,603
IWKA AG * (a)	6,306	219,120
Jenoptik AG * (a)	20,577	221,173
Kloeckner-Werke AG (a)	12,754	263,708
Kontron AG	7,100	130,470
Krones AG	1,956	424,378
KSB AG *	139	96,674
KWS Saat AG	415	66,000
Leoni AG	6,550	310,602
Mania Technologie AG *	6,080	13,905
MasterFlex AG	1,234	42,231
Mediclin AG *	8,648	53,282
Medion AG *	5,908	94,578
MLP AG	1,718	39,289
Morphosys AG *	835	56,928
MTU Aero Engines Holding AG	6,500	402,230
MVV Energie AG	7,457	329,736
Nemetschek AG	1,701	64,758
Norddeutsche Affinerie AG	10,201	374,635
Nordex AG *	3,448	129,598
Pfeiffer Vacuum Technology AG	2,709	272,410
Pfleiderer AG	5,794	194,626
Qiagen AG *	23,319	406,868
QSC AG * (a)	22,823	159,654
R Stahl AG	1,092	50,666
Rational AG (a)	513	100,405
REpower Systems AG *	2,414	421,257
Rheinmetall AG	655	62,208
Rhoen-Klinikum AG	4,295	268,266
Sartorius AG	997	56,184
SGL Carbon AG *	12,140	460,054
SHB Stuttgarter Finanz- und Beteiligungs AG	951	47,335
Singulus Technologies AG *	6,859	95,039
Sixt AG (a)	2,811	176,974
Software AG	5,638	537,439

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Strabag AG	320	$112,441
Suess MicroTec AG *	4,728	51,646
Takkt AG	4,283	81,240
Techem AG	3,577	262,589
Vivacon AG	1,093	39,406
Vossloh AG *	7,123	829,916
Wincor Nixdorf AG	2,250	223,682
Wire Card AG *	12,980	180,201
Wuerttembergische Lebensversicherung AG,
Series D *	1,865	99,327

		13,684,927
Greece - 1.39%
Alapis Holding Industrial & Commercial SA *	10,009	93,449
Aspis Bank SA	10,270	50,013
Astir Palace Hotel SA *	6,080	54,309
Athens Medical Center SA	8,110	55,641
Attica Holdings SA	16,150	109,063
Autohellas SA	8,930	79,527
Bank of Attica SA *	5,325	29,800
Bank of Greece SA	1,980	252,642
Blue Star Maritime SA	12,260	64,981
C. Rokas SA	3,530	98,774
Delta Holding SA	6,490	156,279
Ethniki General Insurance Company SA *	10,740	80,909
Forthnet SA *	3,580	50,472
Fourlis SA	2,950	85,402
Frigoglass SA	5,740	168,952
GEK Group of Companies SA	4,450	73,512
Geniki Bank SA *	7,120	77,583
Halcor SA	19,210	136,447
Hellenic Technodomiki Tev SA	25,060	333,749
Heracles General Cement SA	4,800	118,683
Iaso SA	11,020	170,187
Intracom SA *	20,200	105,979
J&P-Avax SA	12,040	123,744
Maritime Company of Lesvos SA *	23,670	37,892
Metka SA	4,120	82,028
Michaniki SA	17,800	189,169
Minoan Lines Shipping SA *	16,450	131,891
Mytilineos Holdings SA	3,990	193,232
Neochimiki LV Lavrentiadis SA	2,640	78,558
Pantechniki SA	9,420	52,970
S&B Industrial Minerals SA	3,540	58,099
Sarantis SA	3,820	46,250
Terna SA	6,110	108,826
Viohalco SA	18,430	287,102

		3,836,114
Hong Kong - 3.49%
Alco Holdings, Ltd.	94,000	49,714
Allied Group, Ltd.	34,000	105,801
Allied Properties HK, Ltd. *	56,000	72,429

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Amvig Holdings, Ltd.	54,000	$51,517
Asia Financial Holdings, Ltd.	98,000	53,838
Asia Satellite Telecom Holdings Company, Ltd.	331,720	688,163
Asia Standard International Group	1,561,313	57,982
Baltrans Holdings, Ltd.	8,000	5,214
Century City International Holdings, Ltd.	3,496,000	154,453
Champion Technology Holdings, Ltd.	304,399	68,606
Chen Hsong Holdings, Ltd.	74,000	53,636
Chevalier International Holdings, Ltd.	32,000	36,635
Chia Hsin Cement Greater China Holding
Corp. *	232,000	60,904
China Aerospace International Holdings, Ltd. *	509,400	121,332
China Gas Holdings, Ltd.	248,000	77,172
China Green Holdings, Ltd.	93,000	88,010
China Insurance International Holdings
Company, Ltd. *	132,000	206,224
China Metal International Holdings, Inc.	108,000	42,182
China Pharmaceutical Group, Ltd. *	346,000	132,924
China Rare Earth Holdings, Ltd.	212,000	63,255
China Resources Logic, Ltd.	390,000	73,915
China Solar Energy Holdings, Ltd. *	540,000	42,182
Chinese People Gas Holdings Company, Ltd. *	654,000	75,375
Chow Sang Sang Holdings, Ltd.	108,000	87,822
CITIC 21CN Company, Ltd. *	296,000	60,648
CITIC Resources Holdings, Ltd. *	364,000	199,037
Clear Media, Ltd. *	37,000	38,853
COFCO International, Ltd.	106,000	68,685
Comba Telecom Systems Holdings, Ltd.	160,000	78,064
Cosco International Holdings, Ltd.	176,000	125,537
Dickson Concepts International, Ltd.	37,000	44,065
Dynasty Fine Wines Group, Ltd.	110,000	49,020
Easyknit Enterprises Holdings, Ltd. *	205,000	73,505
EganaGoldpfeil Holdings, Ltd.	131,750	99,373
Emperor Capital Group, Ltd. *	33,600	5,464
Emperor Entertainment Hotel, Ltd.	165,000	37,822
Emperor International Holdings, Ltd.	168,000	53,354
Far East Consortium International, Ltd.	180,255	75,250
Fong's Industries Company, Ltd.	66,000	49,443
Fu Ji Food & Catering Services Holdings, Ltd.	45,000	153,861
Fubon Bank, Ltd.	110,000	64,515
Fushan International Energy Group, Ltd. *	84,000	37,434
Global Bio-Chem Technology
Group Company, Ltd.	236,000	91,873
Glorious Sun Enterprises, Ltd.	88,000	46,316
Golden Resorts Group, Ltd.	500,000	54,424
GZI Transportation, Ltd.	100,000	71,072
Harbour Centre Development, Ltd.	25,000	45,460
Heng Tai Consumables Group, Ltd. *	325,000	81,156
Hi Sun Technology China, Ltd. *	153,000	46,827
HKR International, Ltd.	135,200	95,223
Hongkong Chinese, Ltd.	298,000	82,046
Hualing Holdings, Ltd. *	972,000	108,290

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Hung Hing Printing Group, Ltd.	134,216	$75,796
Hutchison Harbour Ring, Ltd.	494,000	43,650
I.T., Ltd.	242,000	46,795
i-Cable Communications, Ltd.	179,000	40,343
Imagi International Holdings, Ltd. *	140,000	42,848
Integrated Distribution Services Group, Ltd.	24,000	72,993
K Wah International Holdings, Ltd.	363,936	125,833
Kantone Holdings, Ltd.	709,933	60,911
Karl Thomson Holdings, Ltd. *	92,000	32,163
Kingway Brewery Holdings, Ltd.	106,000	46,695
Kowloon Development Company, Ltd.	66,000	137,595
Lai Fung Holdings, Ltd.	974,000	53,633
Lai Sun Development Company, Ltd. *	2,414,000	89,648
Li Ning Company, Ltd.	99,000	219,324
Liu Chong Hing Bank, Ltd.	43,000	99,116
Liu Chong Hing Investment, Ltd.	40,000	61,365
Lung Kee Holdings, Ltd.	76,000	36,886
Matsunichi Communication Holdings, Ltd.	62,000	39,698
Midland Holdings, Ltd.	98,000	64,254
Mingyuan Medicare Development
Company, Ltd.	430,000	48,457
Minmetals Resources, Ltd. *	140,000	62,748
Nan Hai Corp., Ltd. *	6,250,000	268,120
Natural Beauty Bio-Technology, Ltd.	280,000	63,824
Neo-China Group Holdings, Ltd.	420,000	77,449
Next Media, Ltd.	150,000	48,021
Oriental Press Group, Ltd.	202,000	39,577
Pacific Andes International Holdings, Ltd.	198,000	62,121
Pacific Basin Shipping, Ltd.	173,000	184,764
Pacific Century Insurance Holdings, Ltd. *	68,000	70,969
Pacific Century Premium Developments, Ltd.	195,000	61,179
Paliburg Holdings, Ltd.	988,000	48,710
Peace Mark Holdings, Ltd.	90,000	109,028
Pico Far East Holdings, Ltd.	200,000	63,516
Playmates Holdings, Ltd.	384,000	55,567
Poly Hong Kong Investment, Ltd.	199,000	106,521
Ports Design, Ltd.	52,000	155,154
Prime Success International Group, Ltd.	122,000	82,802
Public Financial Holdings, Ltd.	52,000	40,953
PYI Corp., Ltd.	163,928	72,213
Regal Hotels International Holdings, Ltd.	838,000	76,192
Road King Infrastructure, Ltd.	56,000	94,517
SA SA International Holdings, Ltd.	112,000	35,569
Shanghai Real Estate, Ltd.	222,000	80,738
Shaw Brothers Hong Kong, Ltd.	23,000	53,310
Shell Electric Manufacturing Company, Ltd.	102,000	83,596
Shenzhen International Holdings, Ltd.	1,002,500	103,986
Shougang Concord International Enterprises
Company, Ltd. *	528,000	83,842
Shui On Construction & Materials, Ltd.	22,000	62,261
Silver Grant International, Ltd.	182,000	54,770
Singamas Container Holdings, Ltd.	60,000	37,803

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Sino-I Technology, Ltd. *	2,940,000	$94,122
Sinolink Worldwide Holdings, Ltd.	294,750	75,867
Sinopec Kantons Holdings, Ltd.	122,000	46,400
Skyfame Realty Holdings, Ltd. *	216,000	52,002
Skyworth Digital Holdings, Ltd.	406,000	62,390
Sun Hung Kai & Company, Ltd.	74,000	68,987
Symphony Holdings, Ltd.	296,000	41,695
TAI Cheung Holdings, Ltd.	76,000	57,908
TCL Multimedia Technology Holdings, Ltd. *	390,000	33,961
Tian An China Investment, Ltd.	120,000	88,821
Tianjin Development Holdings, Ltd.	68,000	75,149
Titan Petrochemicals Group, Ltd. *	600,000	66,846
Top Form International, Ltd.	226,000	41,096
Truly International Holdings, Ltd.	34,000	41,363
U.S.I. Holdings, Corp.	72,000	47,484
Upbest Group, Ltd.	158,000	48,559
Varitronix International, Ltd.	68,000	44,933
Victory City International Holdings, Ltd.	134,617	55,681
Vitasoy International Holdings, Ltd.	114,000	50,949
Wai Kee Holdings, Ltd.	130,000	50,941
Wing On Company International, Ltd.	19,000	31,338
Yip's Chemical Holdings, Ltd.	112,000	74,437

		9,634,654
India - 0.98%
Alstom Projects India, Ltd.	7,858	111,910
Apollo Hospitals Enterprise, Ltd.	5,933	73,033
Arvind Mills, Ltd.	26,946	30,099
Asahi India Glass, Ltd.	18,745	48,284
Ballarpur Industries, Ltd.	19,133	55,444
Birla Corp., Ltd.	9,028	55,856
Blue Star, Ltd.	9,464	53,444
Bombay Dyeing & Manufacturing Company,
Ltd.	2,301	31,430
Britannia Industries, Ltd.	2,171	83,614
Carborundum Universal, Ltd.	9,825	39,300
Chambal Fertilizers & Chemicals, Ltd.	48,772	41,132
Chennai Petroleum Corp., Ltd.	8,097	50,116
Dalmia Cement Bharat, Ltd.	4,270	33,843
Dishman Pharmaceuticals & Chemicals, Ltd.	7,085	48,652
Federal Bank, Ltd.	10,024	66,785
GHCL, Ltd.	11,147	35,367
GlaxoSmithKline Consumer Healthcare, Ltd.	3,819	52,024
Great Eastern Shipping Company, Ltd.	10,859	81,130
Greaves Cotton, Ltd.	2,000	15,802
GTL, Ltd.	12,066	58,529
Gujarat State Fertilisers & Chemicals, Ltd.	10,141	44,080
Hexaware Technologies, Ltd.	15,457	60,297
Himachal Futuristic Communications, Ltd. *	101,529	55,700
Hinduja TMT, Ltd.	2,399	34,723
Honeywell Automation India, Ltd.	200	8,545
IndusInd Bank, Ltd. *	37,267	42,182
Ipca Laboratories, Ltd.	2,949	46,231

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Jain Irrigation Systems, Ltd.	4,644	$54,635
Jammu & Kashmir Bank, Ltd.	2,945	46,974
Jindal Saw, Ltd.	2,500	35,604
Jindal Stainless, Ltd.	15,539	59,269
Kesoram Industries, Ltd.	3,227	32,290
LIC Housing Finance, Ltd.	10,789	45,427
Maharashtra Seamless, Ltd.	3,782	54,330
Marico, Ltd. *	68,010	97,025
Mastek, Ltd.	5,221	38,180
Monsanto India, Ltd.	800	28,531
Moser Baer India, Ltd.	18,974	204,214
Motherson Sumi Systems, Ltd.	4,678	14,367
MRF, Ltd.	399	40,765
NIIT, Ltd.	1,500	32,510
Nirma, Ltd.	4,000	19,616
Panacea Biotec, Ltd.	4,446	50,104
Pfizer, Ltd.	2,055	44,179
Pidilite Industries, Ltd.	7,500	22,848
Punjab Tractors, Ltd.	10,339	80,305
Radico Khaitan, Ltd.	12,061	42,060
Raymond, Ltd.	8,125	66,006
Shriram Transport Finance Company, Ltd.	15,921	60,983
SKF India, Ltd.	6,184	70,455
SRF, Ltd.	7,561	29,429
Vardhman Textiles, Ltd.	6,770	33,636
Voltas, Ltd.	15,419	36,337

		2,697,631
Indonesia - 0.09%
Global Mediacom Tbk PT *	1,657,500	238,476
Ireland - 1.06%
Abbey PLC	6,015	85,772
DCC PLC - London	1,967	67,979
DCC PLC	17,641	609,901
Dragon Oil PLC *	34,938	121,731
FBD Holdings PLC, Dublin	3,299	174,191
FBD Holdings PLC, London	1,517	80,099
Fyffes PLC	26,743	30,580
Greencore Group PLC	44,368	290,671
Iaws Group PLC, ADR	18,171	443,669
IFG Group PLC	17,394	54,520
Independent News & Media PLC	42,581	216,526
Irish Continental Group PLC *	5,829	160,582
Kenmare Resources PLC *	66,301	78,488
McInerney Holdings PLC	27,705	99,511
Paddy Power PLC	7,635	227,810
United Drug PLC	34,029	189,977

		2,932,007
Israel - 0.02%
Formula Systems, Ltd. *	3,231	46,074
Italy - 2.80%
Acegas-APS SpA *	3,947	45,770

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Actelios SpA	8,203	$100,806
Aedes SpA	6,455	56,704
Amplifon SpA	31,967	266,838
Astaldi SpA	11,817	120,021
Azimut Holding SpA	11,000	185,416
Banca Intermobiliare SpA	17,737	179,194
Banca Popolare dell'Etruria e del Lazio Scrl	11,446	256,680
Banca Profilo SpA	11,108	37,208
Banco di Desio e della Brianza SpA	11,958	144,939
Biesse SpA	3,083	95,888
Bonifica Ferraresi e Imprese Agricole SpA	918	50,027
Brembo SpA	12,719	203,612
Caltagirone Editore SpA	9,281	78,095
Caltagirone SpA	6,678	86,063
Cementir SpA	24,008	348,482
Credito Artigiano SpA	21,622	119,257
Credito Bergamasco SpA	4,262	215,922
Cremonini SpA	9,400	32,119
Danieli & Company SpA	7,817	191,388
De Longhi SpA	23,047	148,819
Digital Multimedia Technologies SpA *	2,000	194,873
Ducati Motor Holding SpA *	28,717	61,038
Ergo Previdenza SpA	5,344	35,370
Esprinet SpA	4,770	104,081
Gemina SpA *	37,070	168,680
Gewiss SpA	4,550	42,540
GranitiFiandre SpA	7,189	85,008
Gruppo Editoriale L'Espresso SpA	30,704	151,794
Immobiliare Lombarda SpA *	341,153	100,920
Immsi SpA	42,868	134,367
Impregilo SpA *	70,148	649,242
Indesit Company SpA	7,439	176,729
Industria Macchine Automatiche SpA	5,896	123,654
Intek SpA *	30,078	38,176
Interpump SpA *	16,266	171,335
Iride SpA	49,082	182,566
KME Group *	52,712	50,489
Mariella Burani SpA	3,142	110,530
Marr SpA	5,328	56,946
Meliorbanca SpA	17,273	104,564
Mirato SpA	3,489	42,665
Navigazione Montanari SpA	17,762	95,219
Permasteelisa SpA	4,223	114,756
Piccolo Credito Valtellinese Scrl	13,365	201,008
Premafin Finanziaria SpA	50,691	181,391
Premuda SpA	17,385	36,765
Recordati SpA	13,404	112,969
Risanamento SpA	13,318	119,679
SAES Getters SpA	2,559	97,216
Societa Partecipazioni Finanziarie SpA *	121,974	111,578
Socotherm SpA	2,703	40,689
Sogefi SpA	6,285	60,157

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Sol SpA	10,699	$82,327
Sorin SpA *	28,050	74,714
Stefanel SpA *	8,571	38,626
Targetti Sankey SpA	4,115	37,975
Telecom Italia Media SpA * (a)	308,257	126,686
Tiscali SpA *	57,429	187,540
Trevi Finanziaria SpA	5,462	96,476
Vianini Lavori SpA	2,862	49,435
Vittoria Assicurazioni SpA	5,949	115,882

		7,729,903
Japan - 22.52%
A&A Material Corp.	19,000	25,900
Abilit Corp.	3,000	15,176
Achilles Corp.	29,000	50,248
Adeka Corp.	14,000	150,606
Aderans Company, Ltd.	6,100	125,982
Advan Company, Ltd.	2,200	23,576
Advanex, Inc.	12,000	21,778
Aeon Delight Company, Ltd.	2,000	51,735
Aeon Fantasy Company, Ltd.	1,680	37,042
Ahresty Corp.	1,800	42,644
AI Holdings Corp. *	5,900	24,806
Aica Kogyo Company, Ltd.	6,000	72,724
Aichi Bank, Ltd. *	1,800	202,209
Aichi Corp.	10,600	133,963
Aichi Machine Industry Company, Ltd.	12,000	27,789
Aichi Steel Corp.	20,000	115,459
Aichi Tokei Denki Company, Ltd.	10,000	26,606
Aida Engineering, Ltd. *	10,000	68,569
Aigan Company, Ltd.	4,600	36,075
Aiphone Company, Ltd.	2,800	44,768
Airport Facilities Company, Ltd.	7,000	53,172
Aisan Industry Company, Ltd.	9,300	103,100
Akebono Brake Industry Company, Ltd.	17,000	141,137
Akindo Sushiro Company, Ltd.	1,000	35,557
Akita Bank, Ltd.	36,000	177,081
Aloka Company, Ltd.	5,000	58,304
Alpha Corp.	1,000	20,571
Alpha Systems, Inc.	1,700	43,416
Alpine Electronics, Inc.	7,400	111,023
Alps Logistics Company, Ltd.	2,000	27,346
Amano Corp. (a)	10,000	133,443
Amuse, Inc.	2,000	25,736
Ando Corp.	14,000	25,637
Anest Iwata Corp.	6,000	33,110
Anritsu Corp. (a)	20,000	85,239
AOC Holdings, Inc.	6,600	90,078
AOI Electronic Company, Ltd.	1,700	29,037
AOKI Holdings, Inc.	4,800	89,871
Aomori Bank, Ltd.	29,000	113,357
Arakawa Chemical Industries, Ltd.	3,500	41,733

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Araya Industrial Company, Ltd.	14,000	$40,353
Ariake Japan Company, Ltd. (a)	2,500	43,318
Arisawa Manufacturing Company, Ltd. (a)	8,200	71,984
Aronkasei Company, Ltd.	7,000	31,328
Art Corp.	2,000	57,155
As One Corp.	1,800	47,892
Asahi Diamond Industrial Company, Ltd.	12,000	84,451
Asahi Kogyosha Company, Ltd.	8,000	27,789
Asahi Organic Chemicals
Industry Company, Ltd.	20,000	73,414
Asahi Pretec Corp.	5,100	139,043
Asahi Soft Drinks Company, Ltd.	5,000	72,839
Asahi TEC Corp. *	39,000	61,490
Asanuma Corp.	17,000	29,596
Ashimori Industry Company, Ltd.	13,000	26,262
Asia Securities Printing Company, Ltd.	4,000	35,344
ASKA Pharmaceutical Company, Ltd.	5,000	38,719
Asunaro Aoki Construction Company, Ltd.	11,000	68,922
Atsugi Company, Ltd.	50,000	79,244
Aucnet, Inc.	2,700	39,954
Avex Group Holdings, Inc. (a)	3,600	39,141
Azel Corp.	17,000	48,163
Bando Chemical Industries, Ltd.	10,000	56,908
Bank of Ikeda, Ltd.	3,300	152,839
Bank of Iwate, Ltd.	3,200	190,778
Bank of Okinawa, Ltd.	4,300	151,484
Bank of Saga, Ltd.	33,000	112,191
Bank of the Ryukyus, Ltd.	5,500	104,332
Belluna Company, Ltd.	3,400	46,404
Best Denki Company, Ltd.	14,500	89,304
Bookoff Corp.	3,000	36,190
BSL Corp.	27,000	18,625
Bunka Shutter Company, Ltd.	14,000	81,166
C.I. Kasei Company, Ltd.	4,000	12,449
Cabin Company, Ltd. (a)	3,342	14,765
CAC Corp.	3,400	28,311
Calpis Company, Ltd.	9,000	82,923
Canon Electronics, Inc.	4,500	138,575
Canon Finetech, Inc.	6,000	98,789
Capcom Company, Ltd.	5,300	99,885
Cawachi, Ltd.	3,000	86,471
Cecile Company, Ltd. *	6,400	26,068
Central Finance Company, Ltd.	13,000	59,355
Central Glass Company, Ltd.	7,000	40,641
Century Leasing System, Inc.	7,600	113,399
CFS Corp.	6,000	25,276
Chiba Kogyo Bank, Ltd. *	5,800	80,016
Chino Corp.	11,000	37,036
Chiyoda Company, Ltd.	3,800	81,757
Chofu Seisakusho Company, Ltd. *	5,900	127,181
Chori Company, Ltd. *	19,000	29,957
Chubu Shiryo Company, Ltd.	6,000	40,649

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Chudenko Corp.	5,600	$99,331
Chuetsu Pulp & Paper Company, Ltd.	15,000	32,149
Chugai Mining Company, Ltd.	34,900	26,940
Chugai Ro Company, Ltd.	9,000	30,524
Chugoku Marine Paints, Ltd.	7,000	79,959
Chukyo Bank, Ltd.	49,000	148,479
Chuo Gyorui Company, Ltd.	12,000	36,658
Chuo Spring Company, Ltd.	9,000	40,353
CKD Corp.	8,000	82,776
Clarion Company, Ltd.	39,000	58,288
Cleanup Corp.	5,000	39,622
CMK Corp.	8,000	82,513
Coca-Cola Central Japan Company, Ltd.	15	112,585
Colowide Company, Ltd.	5,500	26,918
Columbia Music Entertainment, Inc. *	29,000	25,481
Commuture Corp.	9,000	65,334
Computer Engineering & Consulting, Ltd.	2,900	31,554
Corona Corp.	4,900	78,867
Cosel Company, Ltd.	5,600	93,123
Cosmo Securities Company, Ltd.	22,000	39,023
Cross Plus, Inc.	2,000	28,659
CTI Engineering Company, Ltd.	5,500	46,069
Culture Convenience Club Company, Ltd. *	21,700	103,355
Cybozu, Inc. (a)	45	15,336
D&M Holdings, Inc.	12,000	47,399
D.G. Roland Corp.	1,700	70,638
Dai Nippon Toryo Company, Ltd.	22,000	35,952
Dai-Dan Company, Ltd.	6,000	36,017
Daido Kogyo Company, Ltd.	11,000	27,731
Daido Metal Company, Ltd.	5,000	30,343
Daidoh, Ltd.	4,000	47,366
Daihen Corp.	20,000	125,970
Daiho Corp.	14,000	24,718
Daiichi Jitsugyo Company, Ltd.	7,000	35,122
Daiken Corp.	23,000	71,961
Daiko Clearing Services Corp.	3,000	28,479
Daikoku Denki Company, Ltd.	1,400	23,223
Daimei Telecom Engineering Corp.	8,000	82,710
Dainichi Company, Ltd.	3,800	26,930
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	15,000	77,109
Daio Paper Corp.	20,000	145,679
Daisan Bank, Ltd.	30,000	94,847
Daiseki Company, Ltd.	3,200	62,673
Daiso Company, Ltd.	11,000	36,223
Daisyo Corp.	2,800	36,973
Daito Bank, Ltd.	19,000	27,929
Daiwa Industries, Ltd.	4,000	27,165
Daiwa Seiko, Inc.	18,000	35,327
Daiwabo Company, Ltd. (a)	24,000	62,279
Daiwabo Information System Company, Ltd.	3,000	38,013
Danto Holdings Corp.	12,000	39,023

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
DC Company, Ltd.	8,000	$42,373
DCM Japan Holdings Company, Ltd. (a)	19,520	157,731
Denki Kogyo Company, Ltd.	8,000	66,023
Densei-Lambda KK	2,400	31,435
Denyo Company, Ltd.	3,000	28,676
Descente, Ltd.	15,000	71,813
DIA Kensetsu Company, Ltd. *	15,300	8,921
Doshisha Company, Ltd. (a)	1,800	29,711
Doutor Coffee Company, Ltd.	4,700	98,612
DTS Corp.	2,400	72,527
Dydo Drinco, Inc.	3,300	128,450
Dynic Corp.	13,000	31,279
E-Access, Ltd.	1,000	648,737
Eagle Industry Company, Ltd.	5,000	63,026
Ehime Bank, Ltd.	24,000	78,834
Eighteenth Bank, Ltd.	30,000	122,685
Eiken Chemical Company, Ltd.	4,000	31,895
Eizo Nanao Corp.	2,900	90,495
Eneserve Corp. *	4,800	17,541
Enplas Corp.	4,400	60,485
Enshu, Ltd. *	15,000	35,722
Epson Toyocom Corp.	7,000	46,446
Espec Corp.	3,000	42,127
F&A Aqua Holdings, Inc.	3,800	26,306
Fancl Corp.	9,400	138,096
FDK Corp. *	21,000	30,006
Foster Electric Company, Ltd.	3,000	35,648
FP Corp.	2,900	83,350
France Bed Holdings Company, Ltd.	42,000	73,118
Fudo Construction Company, Ltd.	27,000	44,788
Fuji Company, Ltd.	5,700	92,820
Fuji Corp., Ltd.	5,000	19,010
Fuji Kiko Company, Ltd. (a)	11,000	29,809
Fuji Kosan Company, Ltd. *	21,000	22,246
Fuji Kyuko Company, Ltd. (a)	10,000	42,291
Fuji Oil Company, Ltd.	12,400	96,634
Fuji Software ABC, Inc.	5,400	125,937
Fujibo Holdings, Inc. *	15,000	26,360
Fujicco Company, Ltd.	7,000	74,958
Fujikura Kasei Company, Ltd.	3,000	29,563
Fujikura Rubber, Ltd.	5,000	31,944
Fujita Corp.	5,400	16,851
Fujita Kanko, Inc. (a)	7,000	54,264
Fujitec Company, Ltd.	13,000	90,741
Fujitsu Access, Ltd. *	5,800	33,721
Fujitsu Business Systems, Ltd.	5,100	75,762
Fujitsu Devices, Inc.	3,000	54,814
Fujitsu Frontech, Ltd.	4,000	34,391
Fujitsu General, Ltd. *	14,000	38,859
Fujiya Company, Ltd. *	19,000	35,730
Fukuda Corp.	8,000	29,300
Fukui Bank, Ltd.	41,000	127,941

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Fukushima Bank, Ltd.	25,000	$26,689
Fukushima Industries Corp.	3,000	29,366
Fukuyama Transporting Company, Ltd.	42,000	173,139
Funai Consulting Company, Ltd.	5,000	32,847
Furukawa Company, Ltd.	50,000	109,628
Furusato Industries, Ltd.	2,000	28,167
Fuso Lexel, Inc.	3,800	34,107
Fuso Pharmaceutical Industries, Ltd.	13,000	35,976
Futaba Corp.	7,600	154,153
Future System Consulting Corp.	36	24,478
Fuyo General Lease Company, Ltd.	3,000	109,382
Gakken Company, Ltd.	13,000	38,005
Gecoss Corp.	5,500	31,932
Gigas K's Denki Corp.	4,600	123,901
GMO Internet, Inc.	6,000	39,860
Godo Steel, Ltd.	11,000	50,404
Goldwin, Inc. *	12,000	21,975
Gourmet Kineya Company, Ltd.	5,000	38,801
GS Yuasa Corp.	72,000	157,865
Gulliver International Company, Ltd.	1,130	62,543
Gun-Ei Chemical Industry Company, Ltd.	11,000	27,912
H.I.S. Company, Ltd.	3,700	104,824
Hakuto Company, Ltd.	2,700	40,863
Hakuyosha Company, Ltd.	5,000	14,494
Hanwa Company, Ltd.	49,000	237,807
Happinet Corp.	1,600	21,666
Harashin Narus Holdings Company, Ltd.	3,000	40,402
Harima Chemicals, Inc.	5,000	30,959
Haruyama Trading Company, Ltd.	2,700	24,722
Hayashikane Sangyo Company, Ltd. *	28,000	32,420
Hazama Corp.	18,700	22,113
Heiwado Company, Ltd.	9,000	148,183
Hibiya Engineering, Ltd.	6,000	44,837
Higashi-Nippon Bank, Ltd.	35,000	156,067
Hitachi Information Systems, Ltd.	8,500	188,462
Hitachi Kokusai Electric, Inc.	11,000	131,341
Hitachi Medical Corp.	6,000	61,343
Hitachi Plant Technologies, Ltd.	25,000	151,509
Hitachi Powdered Metals Company, Ltd. *	7,000	34,605
Hitachi Software Engineering Company, Ltd.	300	6,836
Hitachi Systems & Services, Ltd.	4,000	86,060
Hitachi Tool Engineering, Ltd.	4,000	54,001
Hitachi Transport System, Ltd.	15,000	170,725
Hitachi Zosen Corp. *	87,500	151,612
Hochiki Corp.	7,000	39,203
Hodogaya Chemical Company, Ltd.	8,000	24,833
Hogy Medical Company, Ltd.	2,300	98,781
Hokkaido Gas Company, Ltd.	14,000	35,065
Hokkan Holdings, Ltd.	11,000	36,403
Hokuetsu Bank, Ltd.	52,000	138,354
Hokuetsu Paper Mills, Ltd. (a)	32,000	167,391
Hokuriku Electric Industry Company, Ltd.	12,000	27,887

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Hokuto Corp.	2,800	$50,125
Horipro, Inc.	3,300	34,091
Hosiden Corp.	12,100	147,555
Hosokawa Micron Corp.	4,000	33,504
Howa Machinery, Ltd.	20,000	22,993
I Metal Technology Company, Ltd. *	10,000	29,973
IBJ Leasing Company, Ltd.	4,000	96,079
Ichikoh Industries, Ltd.	12,000	27,592
Ichiyoshi Securities Company, Ltd.	5,000	78,423
ICOM, Inc.	3,000	82,037
IDEC Corp. (a)	3,500	52,051
Ihara Chemical Industry Company, Ltd.	10,000	29,152
Iino Kaiun Kaisha, Ltd.	15,000	191,665
Ikegami Tsushinki Company, Ltd. *	13,000	20,070
Imasen Electric Industrial Company, Ltd.	3,900	50,602
Impress Holdings, Inc.	105	19,840
Inaba Denki Sangyo Company, Ltd.	3,400	117,545
Inaba Seisakusho Company, Ltd.	2,400	39,338
Inabata & Company, Ltd.	11,000	80,304
Inageya Company, Ltd.	6,000	44,590
Ines Corp.	6,600	46,014
Information Services International -
Dentsu, Ltd. (a)	3,400	37,078
Intec, Ltd.	8,000	117,134
Invoice, Inc.	2,047	96,488
Iseki & Company, Ltd.	49,000	89,731
Ishihara Sangyo Kaisha, Ltd. *	58,000	110,499
Ishii Hyoki Company, Ltd.	1,600	29,628
Itochu Enex Company, Ltd.	13,200	107,963
Itochu-Shokuhin Company, Ltd.	2,400	76,863
Itoham Foods, Inc.	29,000	127,883
Itoki Corp.	8,000	59,717
Iwasaki Electric Company, Ltd.	11,000	26,467
Iwatani International Corp. (a)	33,000	94,576
Iwatsu Electric Company, Ltd. *	17,000	24,430
Izumiya Company, Ltd.	15,000	110,860
J. Bridge Corp. *	7,000	5,231
Jalux, Inc. (a)	2,200	37,848
Jamco Corp.	3,000	27,666
Janome Sewing Machine Company, Ltd. *	19,000	25,588
Japan Airport Terminal Company, Ltd.	12,000	203,983
Japan Aviation Electronics Industry, Ltd. *	9,000	112,264
Japan Cash Machine Company, Ltd. (a)	2,600	25,984
Japan Digital Laboratory Company, Ltd.	5,400	71,039
Japan Foundation Engineering Company, Ltd.	7,000	22,878
Japan General Estate Company, Ltd.	4,400	102,796
Japan Pulp & Paper Company, Ltd.	23,000	89,526
Japan Radio Company, Ltd. *	29,000	105,974
Japan Transcity Corp., Ltd.	9,000	41,905
Japan Vilene Company, Ltd.	12,000	65,826
Japan Wool Textile Company, Ltd.	13,000	108,142
JBCC Holdings, Inc.	4,200	39,180

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
JBIS Holdings, Inc. *	10,000	$46,151
Jeans Mate Corp.	2,300	21,701
Jeol, Ltd.	8,000	54,133
JFE Shoji Holdings, Inc.	27,000	174,937
JK Holdings Company, Ltd.	5,700	35,480
JMS Company, Ltd.	9,000	27,567
Joban Kosan Company, Ltd. *	15,000	26,360
J-Oil Mills, Inc.	23,000	79,138
Joshin Denki Company, Ltd.	12,000	73,513
JSP Corp.	3,800	48,274
Juki Corp.	23,000	138,066
Kabuki-Za Company, Ltd.	1,000	40,484
Kadokawa Holdings, Inc.	4,600	112,568
Kaga Electronics Company, Ltd.	6,800	124,246
Kagawa Bank, Ltd.	15,000	95,832
Kagome Company, Ltd.	11,800	181,591
Kaken Pharmaceutical Company, Ltd.	17,000	130,528
Kameda Seika Company, Ltd.	4,000	47,333
Kamei Corp.	5,000	34,367
Kanaden Corp.	6,000	36,608
Kanagawa Chuo Kotsu Company, Ltd.	8,000	36,067
Kanamoto Company, Ltd.	5,000	50,298
Kanematsu Corp. *	62,000	105,391
Kanematsu Electronics, Ltd.	4,500	32,962
Kanto Auto Works, Ltd.	9,800	140,753
Kanto Denka Kogyo Company, Ltd.	5,000	22,008
Kanto Natural Gas Development, Ltd.	5,000	31,903
Kanto Tsukuba Bank, Ltd.	8,800	77,901
Kasai Kogyo Company, Ltd.	8,000	29,825
Kasumi Company, Ltd.	6,000	32,568
Katakura Industries Company, Ltd.	5,000	92,178
Kato Sangyo Company, Ltd.	7,000	92,605
Kato Works Company, Ltd.	10,000	55,348
Katokichi Company, Ltd.	25,900	145,053
Kawada Industries, Inc.	16,000	26,804
Kawai Musical Instruments Manufacturing
Company, Ltd.	16,000	32,453
Kawashima Selkon Textiles Company, Ltd. * (a)	17,000	27,502
Kayaba Industry Company, Ltd.	29,000	131,456
Keihanshin Real Estate Company, Ltd.	6,000	48,926
Keihin Company, Ltd.	10,000	18,887
Keiiyu Company, Ltd.	4,400	26,810
Keiyo Company, Ltd.	6,100	40,374
Kentucky Fried Chicken Japan, Ltd.	3,000	53,706
Kenwood Corp.	61,000	104,192
KEY Coffee, Inc.	3,100	42,818
Kibun Food Chemifa Company, Ltd.	4,000	47,136
Kinki Nippon Tourist Company, Ltd.	9,000	26,680
Kinki Sharyo Company, Ltd.	7,000	26,845
Kintetsu World Express, Inc.	3,800	135,742
Kinugawa Rubber Industrial Company, Ltd. *	25,000	39,828
Kioritz Corp.	10,000	30,630

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kishu Paper Company, Ltd. *	17,000	$30,014
Kisoji Company, Ltd.	2,200	37,758
Kissei Pharmaceutical Company, Ltd.	8,000	144,857
Kitagawa Iron Works Company, Ltd.	12,000	24,931
Kita-Nippon Bank, Ltd.	1,400	62,312
Kitano Construction Corp.	12,000	24,636
Kitz Corp.	15,000	114,802
Kiyo Holdings, Inc.	84,000	132,441
Koa Corp.	8,000	100,316
Koatsu Gas Kogyo Company, Ltd.	7,000	42,882
Koei Company, Ltd.	2,500	41,265
Kohnan Shoji Company, Ltd.	5,800	70,872
Koike Sanso Kogyo Company, Ltd.	9,000	50,996
Kojima Company, Ltd.	3,100	24,973
Kokusai Kogyo Company, Ltd. *	12,000	48,680
Komatsu Electronic Metals Company, Ltd.	4,800	274,342
Komatsu Seiren Company, Ltd.	9,000	44,122
Komatsu Wall Industry Company, Ltd.	2,100	32,127
Konaka Company, Ltd.	4,600	41,212
Kondotec, Inc.	3,000	23,773
Konishi Company, Ltd.	3,900	38,752
Kosaido Company, Ltd.	3,800	19,566
Kosei Securities Company, Ltd. (a)	18,000	27,789
Krosaki Harima Corp.	15,000	60,850
KRS Corp.	2,700	33,480
Kumagai Gumi Company, Ltd. (a)	11,000	20,776
Kumiai Chemical Industry Company, Ltd.	15,000	34,613
Kurabo Industries, Ltd.	54,000	158,308
Kureha Corp.	24,000	117,463
Kurimoto, Ltd.	28,000	68,750
Kuroda Electric Company, Ltd.	6,200	95,819
Kyoden Company, Ltd.	7,000	21,269
Kyodo Printing Company, Ltd.	14,000	47,481
Kyodo Shiryo Company, Ltd.	24,000	32,519
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,200	82,840
Kyokuyo Company, Ltd.	16,000	34,293
Kyoritsu Maintenance Company, Ltd.	2,000	36,461
Kyosan Electric Manufacturing Company, Ltd.	11,000	46,701
Kyoto Kimono Yuzen Company, Ltd.	24	23,650
Kyowa Leather Cloth Company, Ltd.	5,200	29,891
Kyudenko Corp.	14,000	75,533
Kyushu-Shinwa Holdings, Inc. *	60,000	20,694
Laox Company, Ltd.	10,000	14,289
Life Corp. (a)	11,000	139,109
Livedoor Auto Company, Ltd. *	29,500	16,473
Macnica, Inc.	3,400	85,715
Maeda Corp.	33,000	145,793
Maeda Road Construction Company, Ltd.	14,000	120,255
Maezawa Industries, Inc.	5,100	22,574
Maezawa Kasei Industries Company, Ltd.	2,000	27,543
Maezawa Kyuso Industries Company, Ltd.	2,400	41,092
Mandom Corp.	4,200	98,124

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mars Engineering Corp. (a)	1,600	$35,607
Marubun Corp.	3,000	37,200
Marudai Food Company, Ltd. (a)	29,000	99,544
Maruetsu, Inc. *	13,000	59,782
Maruha Group, Inc.	27,000	53,435
Marusan Securities Company, Ltd. *	8,000	95,783
Maruwa Company, Ltd.	1,400	29,661
Maruyama Manufacturing Company, Inc.	10,000	21,187
Maruzen Company, Ltd., First Section *	23,000	33,242
Maruzen Company, Ltd., Second Section	4,000	20,858
Maruzen Showa Unyu Company, Ltd.	12,000	40,008
Maspro Denkoh Corp.	4,000	31,993
Matsuda Sangyo Company, Ltd. (a)	2,000	42,045
Matsui Construction Company, Ltd.	8,000	35,672
Matsuya Company, Ltd.	5,000	91,973
Matsuya Foods Company, Ltd.	4,300	49,647
Matsuzakaya Company, Ltd.	27,000	213,960
Max Company, Ltd.	7,000	107,781
Maxvalu Tokai Company, Ltd.	3,000	53,952
MEC Company, Ltd.	2,400	19,689
Megachips Corp.	2,400	40,205
Meidensha Corp. (a)	17,000	66,730
Meito Sangyo Company, Ltd.	2,900	58,107
Meiwa Corp. *	8,000	22,336
Meiwa Estate Company, Ltd.	5,000	71,607
Mercian Corp.	19,400	47,315
Michinoku Bank, Ltd.	25,000	83,761
Mikuni Coca-Cola Bottling Company, Ltd.	9,000	92,088
Mikuni Corp. *	9,000	32,371
Milbon Company, Ltd.	1,200	35,574
Minato Bank, Ltd.	77,000	186,533
Ministop Company, Ltd.	2,500	44,447
Misawa Homes Holdings, Inc. *	6,000	80,066
Mitani Corp. *	4,000	44,048
Mito Securities Company, Ltd.	17,000	78,456
Mitsuba Corp., Ltd.	8,000	60,242
Mitsubishi Cable Industries, Ltd.	19,000	29,489
Mitsubishi Kakoki Kaisha, Ltd.	11,000	46,972
Mitsubishi Paper Mills, Ltd.	47,000	100,349
Mitsubishi Pencil Company, Ltd.	4,000	60,341
Mitsubishi Steel Manufacturing Company, Ltd.	18,000	81,150
Mitsubishi UFJ Lease & Finance Company,
Ltd. *	1,000	47,875
Mitsuboshi Belting Company, Ltd.	14,000	82,316
Mitsui High-Tec, Inc.	7,100	99,584
Mitsui Home Company, Ltd.	12,000	76,173
Mitsui Knowledge Industry Company, Ltd. *	125	30,528
Mitsui Mining Company, Ltd. *	38,000	64,595
Mitsui Sugar Company, Ltd.	14,000	45,297
Mitsui-Soko Company, Ltd.	12,000	73,316
Mitsumi Electric Company, Ltd.	12,100	382,550
Mitsumura Printing Company, Ltd.	7,000	27,189

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsuuroko Company, Ltd.	13,000	$87,538
Miura Company, Ltd.	4,700	131,612
Miyazaki Bank, Ltd.	32,000	135,332
Miyoshi Oil & Fat Company, Ltd.	14,000	25,752
Miyuki Holdings Company, Ltd.	8,000	26,015
Mizuno Corp.	18,000	105,095
Mochida Pharmaceutical Company, Ltd.	16,000	160,296
Modec, Inc.	7,400	261,909
Morinaga & Company, Ltd.	41,000	88,212
Morinaga Milk Industry Company, Ltd.	36,000	143,675
Morita Corp.	6,000	31,928
Mory Industries, Inc.	11,000	52,843
MOS Food Services, Inc.	7,000	92,375
Moshi Moshi Hotline, Inc.	1,100	46,791
Mr Max Corp.	7,300	32,071
Mutoh Holdings Company, Ltd. *	8,000	18,657
Nagano Bank, Ltd.	13,000	44,517
Nagatanien Company, Ltd.	5,000	36,132
Nakabayashi Company, Ltd.	14,000	27,592
Nakamuraya Company, Ltd.	6,000	30,794
Nakayama Steel Works, Ltd.	22,000	74,252
NEC Fielding, Ltd.	8,400	99,745
NEC Leasing, Ltd. *	4,000	79,819
NEC Mobiling, Ltd.	2,000	35,557
NEC Networks & System Integration Corp.	7,700	88,650
NEC Tokin Corp. (a)	11,000	41,913
Net One Systems Company, Ltd.	101	102,016
Netmarks, Inc.	29	18,766
Neturen Company, Ltd.	8,000	83,104
Nice Corp.	22,000	89,969
Nichia Steel Works, Ltd.	8,000	34,424
Nichias Corp.	15,000	148,429
Nichiban Company, Ltd.	10,000	35,065
Nichicon Corp.	12,000	177,376
Nichiha Corp.	4,200	51,114
Nichii Gakkan Company, Ltd.	6,700	102,997
Nichimo Corp. (a)	29,000	23,576
Nichireki Company, Ltd.	1,000	3,712
Nichiro Corp.	23,000	40,419
Nidec Copal Corp.	2,700	30,287
Nidec Tosok Corp.	2,800	21,108
Nifco, Inc.	9,000	208,787
Nihon Dempa Kogyo Company, Ltd.	3,500	174,461
Nihon Eslead Corp.	2,000	39,335
Nihon Inter Electronics Corp.	5,000	24,225
Nihon Kagaku Sangyo Company, Ltd.	5,000	38,637
Nihon Kohden Corp.	5,000	91,768
Nihon Nohyaku Company, Ltd.	10,000	53,377
Nihon Parkerizing Company, Ltd.	7,000	115,254
Nihon Tokushu Toryo Company, Ltd.	6,000	34,588
Nihon Yamamura Glass Company, Ltd.	26,000	66,401
Nikkiso Company, Ltd.	8,000	66,483

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nikko Company, Ltd.	5,000	$13,878
Nippei Toyama Corp.	4,000	32,355
Nippo Corp.	11,000	86,808
Nippon Beet Sugar
Manufacturing Company, Ltd.	30,000	78,341
Nippon Carbide Industries Company, Inc. *	16,000	31,402
Nippon Carbon Company, Ltd.	12,000	49,370
Nippon Ceramic Company, Ltd.	3,000	40,797
Nippon Chemical Industrial Company, Ltd.	13,000	35,656
Nippon Chemi-Con Corp.	22,000	196,198
Nippon Chemiphar Company, Ltd. * (a)	5,000	20,078
Nippon Concrete Industries Company, Ltd.	15,000	37,446
Nippon Denko Company, Ltd. (a)	14,000	85,305
Nippon Densetsu Kogyo Company, Ltd.	12,000	75,582
Nippon Denwa Shisetsu Company, Ltd.	10,000	34,572
Nippon Felt Company, Ltd.	5,000	32,930
Nippon Fine Chemical Company, Ltd.	6,000	42,866
Nippon Flour Mills Company, Ltd.	35,000	135,947
Nippon Gas Company, Ltd.	5,000	45,329
Nippon Jogesuido Sekkei Company, Ltd.	28	27,362
Nippon Kanzai Company, Ltd.	3,600	94,601
Nippon Kasei Chemical Company, Ltd.	16,000	27,986
Nippon Kinzoku Company, Ltd.	16,000	64,907
Nippon Koei Company, Ltd.	11,000	31,435
Nippon Konpo Unyu Soko Company, Ltd.	13,000	171,874
Nippon Koshuha Steel Company, Ltd.	17,000	33,504
Nippon Metal Industry Company, Ltd. (a)	17,000	82,644
Nippon Paint Company, Ltd.	33,000	175,603
Nippon Parking Development Company, Ltd.	293	17,661
Nippon Pillar Packing Company, Ltd.	4,000	39,088
Nippon Piston Ring Company, Ltd.	13,000	25,301
Nippon Restaurant System, Inc.	1,300	42,595
Nippon Road Company, Ltd.	15,000	26,606
Nippon Seiki Company, Ltd.	6,000	118,005
Nippon Sharyo, Ltd.	36,000	80,115
Nippon Shinyaku Company, Ltd.	12,000	99,134
Nippon Signal Company, Ltd.	9,000	58,682
Nippon Soda Company, Ltd.	26,000	99,922
Nippon Steel Trading Company, Ltd.	18,000	52,622
Nippon Synthetic Chemical Industry
Company, Ltd.	20,000	87,374
Nippon System Development Company, Ltd.	7,200	109,264
Nippon Thompson Company, Ltd.	12,000	100,119
Nippon Valqua Industries, Ltd.	11,000	38,571
Nippon Yakin Kogyo Company, Ltd.	8,500	101,839
Nippon Yusoki Company, Ltd.	5,000	28,126
Nipro Corp.	9,000	170,725
Nishimatsu Construction Company, Ltd.	67,000	231,632
Nissan Shatai Company, Ltd.	17,000	92,556
Nissei Corp.	6,000	76,912
Nissei Plastic Industrial Company, Ltd.	4,000	25,128
Nissen Company, Ltd.	5,300	32,947

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nisshin Fudosan Company, Ltd.	3,000	$40,008
Nisshin Oillio Group, Ltd.	20,000	124,985
Nissin Corp.	11,000	36,584
Nissin Electric Company, Ltd.	19,000	70,836
Nissin Kogyo Company, Ltd.	6,900	180,751
Nissin Sugar Manufacturing Company, Ltd.	12,000	28,873
Nissui Pharmaceutical Company, Ltd. *	5,000	37,323
Nitta Corp.	4,500	95,894
Nittan Valve Company, Ltd.	4,000	31,829
Nittetsu Mining Company, Ltd.	17,000	136,112
Nitto Boseki Company, Ltd.	44,000	182,829
Nitto Kogyo Corp.	5,700	78,169
Nitto Kohki Company, Ltd.	3,700	78,390
NIWS Company HQ, Ltd. (a)	124	26,506
NOF Corp.	26,000	123,408
Nohmi Bosai, Ltd.	13,000	77,504
Nomura Company, Ltd.	6,000	30,942
Noritake Company, Ltd.	21,000	95,019
Noritsu Koki Company, Ltd.	3,800	63,190
Noritz Corp.	7,400	147,666
NS Solutions Corp.	5,000	138,781
Odakyu Real Estate Company, Ltd.	11,000	44,714
Oenon Holdings, Inc.	9,000	23,650
Oiles Corp.	4,900	105,424
Oita Bank, Ltd.	27,000	175,603
Okabe Company, Ltd.	9,000	45,527
Okamoto Industries, Inc.	11,000	38,842
Okamoto Machine Tool Works, Ltd.	7,000	28,454
Okamura Corp.	13,000	128,532
Oki Electric Industry Company, Ltd. * (a)	106,000	194,983
Okinawa Electric Power Company, Inc.	3,400	199,910
OKK Corp.	10,000	34,654
Okumura Corp.	23,000	114,268
Okura Industrial Company, Ltd.	8,000	27,723
Okuwa Company, Ltd.	7,000	88,466
Olympic Corp.	4,600	29,842
O-M, Ltd.	8,000	57,023
ONO Sokki Company, Ltd.	5,000	36,748
Onoken Company, Ltd.	3,000	41,265
Organo Corp.	5,000	76,986
Oriental Yeast Company, Ltd.	6,000	33,849
Origin Electric Company, Ltd.	6,000	37,446
Osaka Steel Company, Ltd.	8,400	146,237
Osaki Electric Comany, Ltd.	4,000	30,318
Oyo Corp.	7,000	84,270
Pacific Industrial Company, Ltd.	7,000	38,571
Pacific Metals Company, Ltd.	16,000	300,226
PanaHome Corp. *	16,000	95,258
Paramount Bed Company, Ltd.	5,000	77,150
Parco Company, Ltd.	10,000	127,612
Paris Miki, Inc.	5,300	77,384
Pasona, Inc.	34	64,496

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Patlite Corp.	3,700 $	30,840
PCA Corp.	1,500	18,477
Penta-Ocean Construction Company, Ltd. * (a)	76,000	97,984
Pentax Corp.	13,000	82,841
PIA Corp. *	2,600	38,111
Pigeon Corp.	2,800	45,274
Piolax, Inc.	1,800	33,775
Press Kogyo Company, Ltd.	12,000	45,527
Prima Meat Packers, Ltd. *	30,000	35,475
Raito Kogyo Company, Ltd.	9,900	31,869
Rasa Industries, Ltd.	10,000	27,345
Renown, Inc. *	8,000	62,410
Resort Solution Company, Ltd.	9,000	40,131
Resorttrust, Inc.	6,600	150,129
Rhythm Watch Company, Ltd.	20,000	27,263
Ricoh Elemex Corp.	4,000	28,479
Ricoh Leasing Company, Ltd.	4,800	112,141
Right On Company, Ltd.	3,900	94,478
Riken Corp.	16,000	80,542
Riken Keiki Company, Ltd.	4,000	30,975
Riken Technos Corp.	8,000	26,344
Riken Vitamin Company, Ltd.	2,000	54,691
Ringer Hut Company, Ltd.	3,000	36,658
Rock Field Company, Ltd.	1,800	29,563
Roland Corp.	4,200	103,297
Royal Holdings Company, Ltd.	6,000	74,843
Ryobi, Ltd.	22,000	142,722
Ryoden Trading Company, Ltd.	10,000	75,960
Ryosan Company, Ltd.	9,200	224,759
Ryoshoku, Ltd.	4,000	83,268
Ryoyo Electro Corp.	6,600	87,476
S Foods, Inc.	4,500	37,471
S Science Company, Ltd.	102,000	17,590
Sagami Chain Company, Ltd.	4,000	37,413
Saibu Gas Company, Ltd.	54,000	121,946
Saizeriya Company, Ltd.	6,400	86,560
Sakai Chemical Industry Company, Ltd.	18,000	127,563
Sakata INX Corp.	8,000	42,176
Sakata Seed Corp. (a)	8,000	101,433
Sala Corp.	8,000	38,234
San-Ai Oil Company, Ltd.	19,000	99,700
Sanden Corp.	24,000	106,032
Sanei-International Company, Ltd.	1,300	42,275
Sankei Building Company, Ltd.	11,000	133,147
Sanki Engineering Company, Ltd.	12,000	95,290
Sankyo Seiko Company, Ltd.	7,000	30,811
Sankyo-Tateyama Holdings, Inc.	47,000	81,051
Sanoh Industrial Company, Ltd.	5,000	36,050
Sanrio Company, Ltd. (a)	6,100	72,985
Sanshin Electronics Company, Ltd.	5,000	64,217
Sanyo Chemical Industries, Ltd.	16,000	104,324
Sanyo Denki Company, Ltd.	6,000	41,831

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sanyo Shokai, Ltd.	18,000	$149,735
Sanyo Special Steel Company, Ltd. *	23,000	142,032
Sasebo Heavy Industries Company, Ltd.	18,000	92,383
Sato Corp.	2,500	45,576
Sato Shoji Corp.	3,000	25,276
Satori Electric Company, Ltd.	2,400	37,623
Secom Techno Service Company, Ltd.	2,000	78,834
Seibu Electric Industry Comapny, Ltd. *	3,000	15,126
Seijo Corp.	1,300	26,422
Seika Corp.	16,000	51,111
Seikagaku Corp.	7,600	87,936
Seiko Corp.	17,000	108,052
Seiren Company, Ltd.	6,000	55,134
Seiyu, Ltd. *	111,000	128,524
Sekisui Jushi Corp.	7,000	53,919
Sekisui Plastics Company, Ltd.	21,000	68,980
Senko Company, Ltd.	12,000	39,023
Senshu Electric Company, Ltd.	1,500	33,504
Senshukai Company, Ltd.	8,000	102,681
Shaddy Company, Ltd.	2,400	21,127
Shibaura Mechatronics Corp.	4,000	25,030
Shibusawa Warehouse Company, Ltd.	10,000	57,401
Shibuya Kogyo Company, Ltd.	3,300	25,853
Shikibo, Ltd.	20,000	27,592
Shikoku Bank, Ltd.	46,000	194,161
Shikoku Chemicals Corp.	6,000	35,130
Shikoku Coca-Cola Bottling Company, Ltd.	3,300	36,530
Shima Seiki Manufacturing, Ltd.	6,700	210,174
Shimizu Bank, Ltd.	1,800	78,637
Shin Nippon Air Technologies Company, Ltd.	4,500	32,704
Shinagawa Refractories Company, Ltd.	8,000	34,227
Shindengen Electric Manufacturing
Company, Ltd.	15,000	68,980
Shin-Etsu Polymer Company, Ltd.	7,000	89,214
Shinkawa, Ltd.	3,500	74,584
Shin-Keisei Electric Railway Company, Ltd.	10,000	33,997
Shinki Company, Ltd.	10,500	21,642
Shinko Electric Company, Ltd. (a)	12,000	34,687
Shinko Plantech Company, Ltd.	6,000	75,188
Shinko Shoji Company, Ltd.	3,000	63,190
Shin-Kobe Electric Machinery Company, Ltd.	7,000	32,765
Shinmaywa Industries, Ltd.	26,000	121,273
Shinsho Corp.	13,000	42,488
Shinwa Kaiun Kaisha, Ltd.	14,000	109,678
Shiroki Corp.	12,000	27,296
Shizuki Electric Company, Inc.	8,000	24,636
Shizuoka Gas Company, Ltd.	7,000	41,905
Sho-Bond Corp.	4,200	47,286
Shobunsha Publications, Inc.	2,400	24,360
Shochiku Company, Ltd. (a)	18,000	130,372
Shoko Company, Ltd.	20,000	31,698
Showa Aircraft Industry Company, Ltd.	3,000	41,610

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Showa Corp. *	9,100	$114,483
Showa KDE Company, Ltd.	10,000	16,259
Showa Sangyo Company, Ltd.	33,000	76,962
Siix Corp.	2,000	33,587
Silver Seiko, Ltd. *	70,000	26,442
Sinanen Company, Ltd.	7,000	35,639
Sintokogio, Ltd.	9,000	124,902
SKY Perfect JSAT Corp. *	128	57,812
SMK Corp.	14,000	85,765
Snow Brand Milk Products Company, Ltd.	41,000	138,041
SNT Corp.	7,000	42,250
Soda Nikka Company, Ltd.	4,000	15,668
Sodick Company, Ltd.	10,000	74,728
Soft99 Corp.	3,500	27,736
Sogo Medical Company, Ltd.	1,400	35,639
Sohgo Security Services Company, Ltd.	3,740	69,256
Sorun Corp.	4,700	35,740
Space Company, Ltd.	4,200	34,283
SRA Holdings, Inc.	3,300	49,185
SSP Company, Ltd. (a)	16,000	81,987
ST Chemical Company, Ltd.	6,000	73,217
St. Marc Holdings Company, Ltd.	1,000	52,720
Star Micronics Company, Ltd.	5,000	115,787
Starzen Company, Ltd.	14,000	32,995
Stella Chemifa Corp. (a)	1,000	29,070
Sugi Pharmacy Company, Ltd.	6,100	131,242
Sugimoto & Company, Ltd.	2,000	31,336
Sumida Corp.	4,100	63,667
Suminoe Textile Company, Ltd.	11,000	32,067
Sumisho Computer Systems Corp.	5,400	105,095
Sumitomo Coal Mining Company, Ltd. *	20,000	19,873
Sumitomo Densetsu Company, Ltd. *	12,700	46,305
Sumitomo Light Metal Industries, Ltd.	47,000	108,840
Sumitomo Mitsui Company, Ltd. *	27,000	53,435
Sumitomo Pipe & Tube Company, Ltd.	6,000	44,147
Sumitomo Precision Products Company, Ltd.	6,000	33,751
Sumitomo Seika Chemicals Company, Ltd.	8,000	41,453
Sun Wave Corp.	11,000	28,906
Suruga Corp.	3,900	90,314
SWCC Showa Holdings Company, Ltd.	58,000	82,398
SxL Corp. *	25,000	19,914
T. Hasegawa Company, Ltd.	6,900	113,210
T. Rad Company, Ltd.	11,000	59,528
Tachibana Eletech Company, Ltd.	4,000	38,891
Tachihi Enterprise Company, Ltd.	2,400	109,776
Tachikawa Corp.	4,600	30,975
Tachi-S Company, Ltd.	8,300	84,585
Tadano, Ltd.	18,000	270,647
Taihei Dengyo Kaisha, Ltd.	11,000	80,033
Taihei Kogyo Company, Ltd.	12,000	63,461
Taiho Kogyo Company, Ltd.	3,400	45,650
Taikisha, Ltd.	10,000	132,622

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Taisei Rotec Corp.	18,000	$32,519
Takagi Securities Company, Ltd.	15,000	61,466
Takamatsu Corp.	6,200	91,644
Takano Company, Ltd.	2,000	20,990
Takaoka Electric Manufacturing Company, Ltd.	18,000	30,893
Takara Printing Company, Ltd.	3,300	30,432
Takara Standard Company, Ltd.	26,000	148,388
Takasago International Corp.	16,000	87,243
Takasago Thermal Engineering Company, Ltd.	12,000	104,553
Takiron Company, Ltd.	10,000	33,340
Takuma Company, Ltd.	14,000	86,914
Tamura Corp.	11,000	50,224
Tamura Taiko Holdings, Inc.	9,000	25,498
Tasaki Shinju Company, Ltd.	7,000	30,409
Tatsuta Electric Wire & Cable Company, Ltd.	12,000	33,307
Tayca Corp.	11,000	31,616
TBK Company, Ltd.	10,000	33,833
TCM Corp.	12,000	38,037
Teac Corp. *	26,000	25,621
Techno Ryowa, Ltd.	6,400	47,458
Tecmo, Ltd.	5,300	49,790
Teikoku Electric Manufacturing Company, Ltd.	2,000	45,083
Teikoku Piston Ring Company, Ltd. (a)	3,000	23,281
Teikoku Sen-I Company, Ltd.	8,000	32,453
Teikoku Tsushin Kogyo Company, Ltd.	7,000	32,191
Tekken Corp. (a)	19,000	23,872
Tenma Corp.	5,000	89,715
Tigers Polymer Corp.	2,000	12,663
TIS, Inc.	6,500	147,588
TKC Corp.	2,900	49,415
TOA Corp. *	29,000	35,483
TOA Oil Company, Ltd.	22,000	33,784
TOA Road Corp.	15,000	26,237
Toagosei Company, Ltd.	44,000	166,931
Tobishima Corp. *	38,500	22,447
Tobu Store Company, Ltd.	14,000	38,514
TOC Company, Ltd.	22,000	200,714
Tocalo Company, Ltd.	2,000	42,127
Tochigi Bank, Ltd.	19,000	128,565
Toda Kogyo Corp.	9,000	37,249
Todentsu Corp.	6,000	17,984
Toei Company, Ltd.	16,000	103,010
Toenec Corp.	14,000	60,127
Tohcello Company, Ltd.	4,000	44,246
Toho Bank, Ltd.	48,000	204,574
Toho Company, Ltd.	12,000	38,530
Toho Real Estate Company, Ltd.	6,000	45,576
Toho Tenax Company, Ltd. * (a)	12,000	72,921
Toho Zinc Company, Ltd.	17,000	157,890
Tohoku Bank, Ltd.	15,000	27,592
Tohoku Pioneer Corp.	2,700	48,778
Tohto Suisan Company, Ltd.	15,000	36,707

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tokai Carbon Company, Ltd.	34,000	$296,793
Tokai Corp.	15,000	50,257
Tokimec, Inc.	13,000	30,211
Toko Electric Corp.	8,000	27,526
Toko, Inc.	16,000	38,497
Tokushima Bank, Ltd.	19,000	128,721
Tokushu Tokai Holdings Company, Ltd. *	23,110	59,400
Tokyo Dome Corp.	21,000	113,644
Tokyo Electron Device, Ltd.	22	39,384
Tokyo Energy & Systems, Inc.	9,000	67,329
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	31,780
Tokyo Leasing Company, Ltd.	8,000	119,959
Tokyo Ohka Kogyo Company, Ltd. *	5,900	124,759
Tokyo Rakutenchi Company, Ltd.	9,000	41,314
Tokyo Rope Manufacturing Company, Ltd.	34,000	60,308
Tokyo Style Company, Ltd.	15,000	170,478
Tokyo Tekko Company, Ltd.	4,000	24,668
Tokyo Theatres Company, Inc.	12,000	27,592
Tokyotokeiba Company, Ltd.	33,000	85,362
Tokyu Community Corp.	1,300	39,072
Tokyu Construction Company, Ltd.	16,440	96,257
Tokyu Livable, Inc.	2,400	58,239
Tokyu Recreation Company, Ltd.	6,000	34,687
Tokyu Store Chain Company, Ltd.	8,000	41,782
Toli Corp.	10,000	26,114
Tomato Bank, Ltd.	16,000	33,899
Tomen Electronics Corp.	2,200	32,880
Tomoe Corp.	8,000	25,424
Tomoku Company, Ltd.	16,000	34,293
Tomy Company, Ltd.	5,600	39,088
Tonami Transportation Company, Ltd.	11,000	31,345
Topre Corp.	9,000	83,367
Topy Industries, Ltd.	29,000	103,831
Tori Holdings Company, Ltd.	73,000	16,785
Torigoe Company, Ltd.	5,000	34,490
Torii Pharmaceutical Company, Ltd.	5,100	82,421
Torishima Pump Manufacturing Company, Ltd.	5,000	58,468
Toshiba Plant Systems & Services Corp.	16,000	117,463
Tosho Printing Company, Ltd.	9,000	28,380
Totetsu Kogyo Company, Ltd.	6,000	38,087
Tottori Bank, Ltd.	13,000	35,122
Touei Housing Corp.	4,800	67,718
Towa Bank, Ltd.	46,000	87,637
Towa Corp. (a)	4,900	35,128
Towa Pharmaceutical Company, Ltd.	1,600	63,330
Towa Real Estate Development
Company, Ltd. *	15,000	60,111
Toyo Construction Company, Ltd. *	26,000	28,824
Toyo Corp.	3,400	47,130
Toyo Electric Manufacturing Company, Ltd.	6,000	21,827
Toyo Engineering Corp.	18,000	110,860
Toyo Ink Manfacturing Company, Ltd.	44,000	170,183

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Toyo Kanetsu KK	14,000	$35,295
Toyo Kohan Company, Ltd.	22,000	85,995
Toyo Machinery & Metal Company, Ltd.	4,000	22,336
Toyo Securities Company, Ltd.	19,000	80,353
Toyo Tire & Rubber Company, Ltd. (a)	30,000	137,713
Toyo Wharf & Warehouse Company, Ltd.	17,000	34,482
Trans Cosmos, Inc.	3,900	66,294
Trusco Nakayama Corp.	5,800	113,595
Tsubakimoto Chain Company, Ltd.	23,000	157,331
Tsubakimoto Kogyo Company, Ltd.	10,000	35,147
Tsudakoma Corp.	20,000	64,545
Tsugami Corp.	14,000	63,461
Tsukishima Kikai Company, Ltd.	7,000	55,529
Tsurumi Manufacturing Company, Ltd.	4,000	38,891
Tsutsumi Jewelry Company, Ltd.	3,000	71,813
TTK Company, Ltd.	6,000	34,785
TYK Corp. *	8,000	20,168
Ube Material Industries, Ltd.	12,000	38,924
Uchida Yoko Company, Ltd.	8,000	37,183
Unicharm Petcare Corp.	2,000	66,516
Uniden Corp.	12,000	93,123
Unimat Life Corp.	2,800	34,651
Union Tool Company, Ltd.	1,700	63,798
Unitika, Ltd. (a)	73,000	89,920
U-Shin, Ltd.	5,000	27,592
Valor Company, Ltd.	6,000	70,556
Venture Link Company, Ltd. * (a)	9,800	18,188
Victor Co Of Japan, Ltd. *	25,000	109,218
Vital-Net, Inc.	6,500	41,100
Wakachiku Construction Company, Ltd.	17,000	19,125
Warabeya Nichiyo Company, Ltd.	2,500	33,730
Watabe Wedding Corp.	2,000	30,318
Watami Company, Ltd.	3,000	43,383
Wood One Company, Ltd.	6,000	44,837
Yahagi Construction Company, Ltd.	8,000	32,847
Yaizu Suisankagaku Industry Company, Ltd.	2,700	27,227
Yamagata Bank, Ltd.	27,000	140,127
Yamaichi Electronics Company, Ltd.	3,100	23,064
Yamatane Corp.	20,000	28,085
Yamazen Corp.	6,000	41,141
Yaoko Company, Ltd.	1,900	48,368
Yasuda Warehouse Company, Ltd.	4,000	41,618
Yellow Hat, Ltd.	3,600	25,749
Yodogawa Steel Works, Ltd.	30,000	174,913
Yokogawa Bridge Corp.	9,000	49,148
Yokohama Reito Company, Ltd.	10,000	71,443
Yokowo Company, Ltd.	2,800	24,465
Yomeishu Seizo Company, Ltd.	2,000	19,873
Yomiuri Land Company, Ltd.	6,000	32,174
Yondenko Corp.	7,000	34,835
Yonekyu Corp.	3,500	38,801
Yorozu Corp.	3,000	32,716

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Yoshimoto Kogyo Company, Ltd.	4,000	$56,859
Yoshinoya D&C Company, Ltd.	48	91,053
Yuasa Funashoku Company, Ltd. *	4,000	11,135
Yuasa Trading Company, Ltd.	35,000	60,932
Yuken Kogyo Company, Ltd.	14,000	51,850
Yukiguni Maitake Company, Ltd.	8,500	29,875
Yuraku Real Estate Company, Ltd.	13,000	65,013
Yurtec Corp.	15,000	78,464
Yushiro Chemical Industry Company, Ltd. (a)	2,000	38,021
Zenrin Company, Ltd.	5,000	132,622
Zensho Company, Ltd.	5,400	51,439
Zeria Pharmaceutical Company, Ltd.	5,000	43,851
Zuken, Inc.	3,800	36,104

		62,159,883
Luxembourg - 0.20%
Thiel Logistik AG *	145,482	557,773
Malaysia - 0.62%
Aeon Company (M) Berhad	53,100	146,871
Boustead Holdings Berhad	80,200	60,413
Hong Leong Industries Berhad	25,000	37,517
IJM Corp., Berhad	83,150	200,627
Island & Peninsular Berhad	151,600	103,490
Landmarks Berhad	127,300	72,293
MAA Holdings Berhad	68,300	39,993
Malaysian Oxygen Berhad	12,000	52,611
MNRB Holdings Berhad	77,500	103,531
Mulpha International Berhad *	308,600	172,529
Oriental Holdings Berhad	9,100	14,058
Scomi Group Berhad	384,400	152,697
Ta Ann Holdings Berhad	40,920	128,834
Tan Chong Motor Holdings Berhad	200,000	70,619
Top Glove Corp., Berhad	52,220	132,912
Uchi Technologies Berhad	92,000	89,334
Utama Banking Group Berhad *	183,400	132,214

		1,710,543
Netherlands - 3.26%
Aalberts Industries NV	64,768	1,815,772
Arcadis NV	2,012	172,305
ASM International NV *	3,220	84,901
BE Semiconductor Industries NV *	1,750	11,653
Beter Bed Holdings NV	1,579	56,396
Brunel International NV	1,093	37,435
Crucell NV, ADR *	4,400	101,728
Draka Holding NV	1,398	58,884
Eriks Group NV	490	41,792
Fornix Biosciences NV	1,231	36,432
Gamma Holding NV	586	51,635
Getronics NV *	14,495	108,807
Grolsch NV	1,634	73,066
Heijmans NV	3,315	198,537
ICT Automatisering NV	1,167	22,685

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
Imtech NV	15,998	$1,414,811
KAS Bank NV	1,318	48,280
Kendrion NV *	1,401	39,145
Koninklijke Boskalis Westinster NV	4,437	163,965
Koninklijke Ten Cate NV	3,898	151,703
Koninklijke Vopak NV	2,753	167,360
Macintosh Retail Group NV	3,032	138,679
Nutreco Holding NV	4,355	325,853
Oce NV	9,632	190,215
OPG Groep NV	23,944	864,857
Ordina NV	3,328	74,766
Sligro Food Group NV	2,182	93,931
Smit Internationale NV	1,764	132,866
Stork NV	4,004	211,577
Tele Atlas NV *	2,100	47,856
Telegraaf Media Groep NV (a)	3,526	123,090
TKH Group NV	1,896	52,160
Unit 4 Agresso NV	1,972	54,383
Univar NV	3,066	159,537
USG People NV	1,680	78,197
Vedior NV	54,074	1,604,712

		9,009,971
New Zealand - 0.45%
Air New Zealand, Ltd.	57,853	126,488
CanWest MediaWorks NZ, Ltd. *	26,800	47,349
Fisher & Paykel Appliances Holdings, Ltd.	25,556	73,183
Freightways, Ltd.	20,218	65,487
Hallenstein Glasson Holdings, Ltd.	5,755	20,971
Hellaby Holdings, Ltd.	11,832	34,405
Infratil, Ltd.	32,979	156,590
Mainfreight, Ltd.	12,437	67,476
New Zealand Oil & Gas, Ltd. *	70,331	53,845
Nuplex Industries, Ltd.	15,839	83,951
PGG Wrightson, Ltd.	34,036	46,854
Port of Tauranga, Ltd.	12,311	63,439
Pumpkin Patch, Ltd.	30,500	93,178
Ryman Healthcare, Ltd.	122,620	230,180
Sanford, Ltd. *	3,021	10,119
Tower, Ltd. *	37,391	64,685

		1,238,200
Norway - 0.92%
Acta Holding ASA	30,000	183,254
Aktiv Kapital ASA *	5,600	79,261
Altinex ASA *	180,000	54,231
Camillo Eitzen & Company ASA	2,100	20,858
Det Norske Oljeselskapb ASA *	46,000	91,150
DOF ASA	5,500	62,595
EDB Business Partner ASA	4,400	38,240
Ekornes ASA	3,800	89,326
Eltek ASA *	9,400	86,363
Ementor ASA *	5,653	47,726

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Expert ASA	6,363	$166,954
Farstad Shipping ASA	4,000	100,649
Fast Search & Transfer ASA *	36,000	89,988
Ganger Rolf ASA *	2,300	97,471
Kongsberg Gruppen ASA	1,600	60,919
Leroy Seafood Group ASA	4,400	93,961
Norse Energy Corp., ASA *	62,000	36,949
Ocean RIG ASA *	28,500	192,727
Petrolia Drilling ASA *	90,000	51,102
Sevan Marine ASA *	5,813	54,610
Solstad Offshore ASA	2,200	57,906
Sparebanken Midt-Norge	6,900	79,956
Tandberg ASA	18,800	423,255
Tomra Systems ASA (a)	15,121	123,155
TTS Marine ASA	3,000	41,220
Veidekke ASA	10,500	119,500

		2,543,326
Poland - 0.10%
Eurocash SA *	8,163	30,374
Fabryka Kotlow Rafako SA *	16,116	87,449
PBG SA *	378	57,005
Provimi-Rolimpex SA, Series A *	7,900	71,566
Vistula & Wolczanka SA *	642	37,099

		283,493
Portugal - 0.30%
Impresa SGPS *	6,950	52,451
Jeronimo Martins, SGPS SA	12,665	76,158
Mota Engil, SGPS SA	15,218	144,737
Semapa-Sociedade de Investimento e
Gestao, SGPS SA	7,734	131,301
Sonae Industria, SGPS SA New *	21,800	285,346
Sonaecom, SGPS SA *	22,954	150,689

		840,682
Singapore - 1.15%
Allgreen Properties, Ltd.	75,000	88,186
Amtek Engineering, Ltd.	108,000	76,898
Bonvests Holdings, Ltd.	56,400	58,487
Bukit Sembawang Estates, Ltd. *	8,000	63,233
Cerebos Pacific, Ltd.	22,000	52,598
CH Offshore, Ltd.	136,000	55,525
Chuan Hup Holdings, Ltd.	192,000	45,151
Creative Technology, Ltd.	15,150	71,255
Delong Holdings, Ltd. *	45,500	106,999
Ezra Holdings Pte, Ltd.	41,000	151,321
Guocoland, Ltd.	19,000	61,312
Hi-P International, Ltd.	80,000	47,294
Ho Bee Investment, Ltd.	45,000	65,258
Hong Fok Corp., Ltd. *	68,000	65,297
Hong Leong Asia, Ltd.	43,000	73,874
Hotel Plaza, Ltd.	40,000	53,304
Hotel Properties, Ltd. *	61,000	243,068

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
HTL International Holdings, Ltd.	57,000	$30,904
Hwa Hong Corp., Ltd.	92,000	48,679
Hyflux, Ltd.	31,000	52,651
Jaya Holdings, Ltd.	56,000	54,872
Jurong Technologies Industrial Corp., Ltd.	64,000	38,462
K1 Ventures, Ltd. *	374,000	74,514
Keppel Telecommunications & Transportation
Company, Ltd.	47,000	74,299
Kim Eng Holdings, Ltd.	51,000	58,634
MediaRing, Ltd. *	145,000	39,308
Metro Holdings, Ltd.	81,000	53,441
MFS Technology, Ltd. *	56,000	35,118
Midas Holdings, Ltd.	77,000	107,137
MMI Holding, Ltd.	88,000	93,125
NatSteel, Ltd.	41,000	42,316
Orchard Parade Holdings, Ltd. *	70,000	66,760
Osim International, Ltd. (a)	81,000	37,038
Pan-United Marine, Ltd.	47,000	72,456
Petra Foods, Ltd.	46,000	51,684
Robinson & Company, Ltd.	13,000	41,611
SBS Transit, Ltd.	29,500	66,675
Singapore Food Industries, Ltd.	68,000	41,088
Sinomem Technology, Ltd. *	76,000	61,561
Straits Trading Company, Ltd.	39,000	114,133
Tat Hong Holdings, Ltd. *	52,000	65,898
Unisteel Technology, Ltd.	31,250	44,297
United Engineers, Ltd.	25,000	58,791
United Test & Assembly Center, Ltd. *	215,000	127,805
UOB-Kay Hian Holdings, Ltd.	75,000	78,878
WBL Corp., Ltd.	17,000	51,527

		3,162,722
South Korea - 0.29%
Bukwang Pharmaceutical Company, Ltd.	2,572	74,848
Dongbu Hannong Chemicals Company, Ltd.	3,799	71,241
Dongbu Securities Company, Ltd.	3,337	61,503
Pantech & Curitel Communications, Inc. *	26,460	0
Pantech Company, Ltd. *	22,250	0
Taeyoung Engineering & Construction, Ltd.	14,200	157,642
Tong Yang Investment Bank	18,045	301,463
Woongjin Thinkbig Company, Ltd.	5,790	128,231

		794,928
Spain - 1.64%
Adolfo Dominguez SA	1,580	95,243
Amper SA	3,877	62,743
Avanzit SA *	12,655	112,189
Baron de Ley SA *	714	47,305
Campofrio Alimentacion SA	2,352	46,480
Construcciones y Auxiliar de Ferrocarriles SA	288	85,622
Duro Felguera SA	7,697	89,048
Electrificaciones del Norte SA	5,639	239,713
Faes Farma SA	12,406	286,386

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Grupo Empresarial Ence SA	24,660	$319,133
La Seda de Barcelona SA, Series B *	84,819	274,988
Mecalux SA *	3,078	144,303
Miquel y Costas SA *	1,148	39,813
Natra SA	4,190	58,621
Natraceutical SA *	49,023	104,858
NH Hoteles SA *	10,996	240,672
Obrascon Huarte Lain SA	7,972	391,438
Papeles y Cartones de Europa SA *	4,271	52,572
Prosegur Cia de Seguridad SA	1,227	48,495
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola SA *	11,739	80,539
Sol Melia SA	12,473	295,987
SOS Cuetara SA	8,556	164,132
Tecnocom Telecomunicaciones y Energia SA *	3,269	54,706
Tubacex SA	31,018	271,225
Tubos Reunidos SA	5,645	148,993
Uralita SA	18,277	173,831
Urbas Proyectos Urbanisticos SA *	10,449	28,113
Vidrala SA	4,037	147,446
Viscofan SA	11,089	261,802
Zeltia SA *	16,317	151,678

		4,518,074
Sweden - 2.08%
Acando AB, Series B *	28,000	37,612
Active Biotech AB *	4,200	42,488
AddTech AB, Series B	3,800	91,985
Angpanneforeningen AB, Series B	2,000	53,616
Axfood AB	5,750	215,222
Axis Communications AB	9,900	251,091
Bergman & Beving AB, Series B (a)	5,500	196,724
Bilia AB, Series A	2,200	43,001
Billerud Aktibolag AB	11,500	175,335
Bong Ljungdahl AB, Series B	4,000	36,418
Cardo AB (a)	5,000	222,556
Clas Ohlson AB, Series B	2,250	50,726
Concordia Maritime AB, Series B	6,500	43,962
D. Carnegie & Company AB (a)	52,789	1,052,790
Elekta AB, Series B	6,000	110,772
Eniro AB	3,200	41,274
Gunnebo AB	5,274	68,215
Haldex AB	3,300	78,690
Hoganas AB, Series B	7,400	224,045
IBS AB, Series B *	17,000	57,243
Industrial & Financial Systems AB *	56,000	70,409
JM AB	28,800	535,137
Lindex AB (a)	10,000	126,452
Micronic Laser Systems AB *	7,700	58,699
Munters AB	6,600	78,785
New Wave Group AB, Series B (a)	6,000	68,718
Nibe Industrier AB, Series B	10,200	201,948
Nobia AB	29,100	360,617

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Nolato AB, Series B	3,400	$33,658
Obsever AB *	18,200	72,857
OEM International AB, Series B	3,600	26,488
Peab AB, Series B	8,800	306,492
Proffice AB *	10,000	34,251
Q-Med AB (a)	14,300	223,192
Rederi AB Transatlantic, Series B	9,000	74,462
Skanditek Industriforvaltning AB	9,500	60,545
SkiStar AB, Series B	5,100	89,734
Studsvik AB	1,200	42,488
Sweco AB, Series B	26,000	130,909
Teleca AB, Series B * (a)	14,200	57,665

		5,747,271
Switzerland - 5.44%
Actelion, Ltd. *	1,985	433,758
AFG Arbonia-Forster Holdings AG	394	204,508
Allreal Holding AG	553	66,208
Also Holding AG	779	43,836
Ascom Holding AG *	5,820	75,048
Bank Coop AG	1,189	78,115
Bank Sarasin & Compagnie AG, Series B	41	177,679
Banque Cantonale Vaudoise, Series B	530	274,235
Barry Callebaut AG *	617	504,054
Basilea Pharmaceutica AG *	636	145,076
Belimo Holding AG	55	61,944
Berner Kantonalbank *	1,072	192,475
Bobst Group AG	1,033	66,770
Bucher Industries AG	1,062	160,344
Charles Voegele Holding AG *	553	63,365
Clariant AG *	5,086	86,752
Converium Holding AG *	9,789	178,955
Conzzeta Holding AG	51	114,087
Cytos Biotechnology AG *	528	63,215
Daetwyler Holding AG	21	137,109
Emmi AG	663	83,869
EMS-Chemie Holding AG	993	129,261
Energiedienst Holding AG *	222	124,471
Flughafen Zuerich AG	524	202,493
Forbo Holding AG *	319	175,733
Galenica Holding Company AG	190	65,553
Georg Fischer AG *	439	336,783
Gurit Heberlein AG	475	578,389
Helvetia Patria Holding AG	769	309,251
Hiestand Holding AG, Series A	37	55,471
Jelmoli Holding AG	51	183,139
Kaba Holding AG, Series B *	351	105,417
Kudelski SA	1,673	65,060
Kuoni Reisen Holding AG, Series B	3,158	1,917,532
LEM Holding SA	350	83,051
Lonza Group AG	4,035	398,791
Luzerner Kantonalbank	435	96,653

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Medisize Holding AG	3,598	$287,770
Mobilezone Holding AG	8,109	48,444
Phoenix Mecano AG *	185	84,702
PubliGroupe SA	373	128,159
Rieter Holdings AG	1,205	665,292
SEZ Holding AG	2,074	62,967
Sia Abrasives Holding AG	134	54,516
Sika AG	225	446,768
St. Galler Kantonalbank * (a)	320	162,572
Sulzer AG	551	707,356
Swiss Prime Site AG *	1,559	94,153
Swissfirst AG	465	34,914
Swisslog Holding AG *	37,946	58,221
Swissquote Group Holding SA	1,660	79,932
Tamedia AG	447	66,213
Tecan Group AG *	2,047	144,591
Temenos Group AG *	3,887	88,824
Valiant Holding AG *	5,783	821,221
Valora Holding AG	858	238,781
Verwaltungs-und Privat-Bank AG	5,047	1,281,006
Von Roll Holding AG *	20,062	184,198
Vontobel Holdings AG (a)	17,200	1,058,418
Zehnder Group AG	27	61,303
Zuger Kantonalbank AG	35	101,404

		15,000,175
Taiwan - 0.13%
Fu Sheng Industrial Company, Ltd. *	119,000	134,003
Shinkong Synthetic Fibers Corp. *	568,771	194,555
Sinyi Realty Company, Ltd.	6,000	18,707

		347,265
United Kingdom - 17.86%
A.G. Barr PLC	2,441	68,039
Abacus Group PLC	13,889	31,345
Abbot Group PLC	38,594	214,691
Aberdeen Asset Management PLC	103,688	438,243
Acal PLC	5,883	46,294
AEA Technology PLC *	18,852	42,172
Aga Foodservice Group PLC	22,290	176,064
Aggreko PLC	98,123	1,098,964
Alexon Group PLC	8,602	41,934
Alfred McAlpine PLC	18,539	177,264
Alizyme PLC *	58,896	105,517
Amstrad PLC	11,470	30,711
Anite Group PLC	41,216	63,235
Antisoma PLC *	137,552	141,598
ARC International PLC *	45,915	48,175
Arena Leisure PLC	50,686	72,245
Arriva PLC	9,180	131,937
Ashtead Group PLC	106,406	339,668
Atrium Underwriting PLC	7,915	45,910
Autonomy Corp. PLC *	34,951	534,844

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Aveva Group PLC	7,896	$147,325
Avis Europe PLC *	65,846	77,885
Avon Rubber PLC *	11,107	41,227
Axis-Shield PLC *	6,029	27,123
Axon Group PLC	6,844	105,545
Babcock International Group PLC	32,683	355,855
BBA Aviation PLC	68,439	385,794
Bespak PLC	7,040	98,951
Biocompatibles International PLC *	10,935	41,401
Blacks Leisure Group PLC	5,193	25,598
Blinkx PLC *	34,951	34,422
Bloomsbury Publishing PLC	15,244	56,206
Bodycote International PLC	295,612	1,714,660
Bovis Homes Group PLC	24,215	507,655
BPP Holdings PLC	5,823	74,352
Brewin Dolphin Holdings PLC	36,061	149,201
Brit Insurance Holdings PLC	63,981	439,193
BSS Group PLC	6,945	69,225
Burberry Group PLC	57,558	778,812
Business Post Group PLC	6,109	56,236
Capital & Regional PLC	14,846	406,756
Care UK PLC	6,169	98,310
Carillion PLC	42,036	358,663
Carpetright PLC	6,062	133,207
Catlin Group, Ltd.	5,526	55,573
Centaur Media PLC	37,860	106,241
Charles Stanley Group PLC	5,789	43,377
Chemring Group PLC	7,531	319,196
Chime Communications PLC	25,000	28,334
Chloride Group PLC	46,548	147,208
Chrysalis Group PLC	18,683	49,376
Clinton Cards PLC	33,476	47,384
Colt Telecom Group PLC *	15,623	47,938
Communisis PLC	29,820	38,667
Computacenter PLC	23,039	112,769
Cookson Group PLC	37,593	532,854
Costain Group PLC *	84,259	88,823
Cranswick PLC	9,285	165,429
Creston PLC	10,587	36,887
Croda International PLC	16,938	231,869
CSR PLC *	7,022	108,012
Dairy Crest Group PLC	26,977	363,688
Dana Petroleum PLC *	12,006	270,001
Datamonitor PLC	12,585	164,182
Davis Service Group PLC	30,431	392,481
Dawson Holdings PLC *	18,937	39,082
De La Rue PLC	24,603	366,751
Dechra Pharmaceuticals PLC	20,895	148,913
Delta PLC	17,178	49,394
Detica Group PLC	13,225	100,535
Development Securities PLC	9,003	109,610
Devro PLC	33,835	78,871

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Dicom Group PLC	14,754	$58,415
Dignity PLC	2,840	40,171
Diploma PLC	2,919	56,399
Domestic & General Group PLC	4,202	117,707
Domino Printing Sciences PLC	29,115	191,068
DS Smith PLC	179,314	887,447
DTZ Holdings PLC	19,551	223,323
E2V Technologies PLC	5,250	48,354
Electrocomponents PLC	121,262	742,374
Elementis PLC	72,963	135,052
Emerald Energy PLC *	6,316	22,756
Ennstone PLC	52,985	56,904
Enodis PLC	59,374	243,601
Entertainment Rights PLC *	92,761	58,763
Erinaceous Group PLC	12,246	64,607
Euromoney Institutional Investor PLC	19,007	257,370
Evolution Group PLC	41,382	114,691
Expro International Group PLC	17,111	311,300
F&C Asset Management PLC	110,863	420,833
Fenner PLC	16,871	77,652
Filtrona PLC	35,950	205,499
Findel PLC	15,671	231,432
First Choice Holidays PLC	37,488	264,941
FKI PLC	82,889	226,446
Forth Ports PLC	6,238	253,650
Fortune Oil PLC *	359,509	43,983
French Connection Group PLC	17,888	80,385
Fuller, Smith & Turner PLC	1,929	70,456
Future PLC	44,714	36,071
Galiform PLC *	112,844	342,906
Galliford Try PLC	63,253	217,255
Game Group PLC	182,118	639,940
GCAP Media PLC	28,992	124,975
Go-Ahead Group PLC	4,821	249,382
Greene King PLC	11,999	264,380
Greggs PLC	479	50,665
Gyrus Group PLC *	30,914	310,431
Halfords Group PLC	12,850	99,846
Halma PLC	70,303	324,278
Headlam Group PLC	15,591	191,207
Helical Bar PLC	17,052	151,906
Helphire PLC	16,744	136,898
Henderson Group PLC	154,005	496,185
Henry Boot PLC	22,990	130,847
Highway Insurance Holdings PLC	55,651	89,788
Hill & Smith Holdings PLC	19,511	146,582
Hiscox PLC	54,162	308,263
HMV Group PLC	34,396	73,029
Holidaybreak PLC	5,473	94,803
Homeserve PLC	57,619	2,135,304
Hunting PLC	24,225	383,896
Huntsworth PLC	20,523	41,746

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Hyder Consulting PLC	4,784	$46,525
IG Group Holdings PLC	29,877	195,625
Innovation Group PLC *	64,210	45,125
Intec Telecom Systems PLC *	40,144	32,583
Interserve PLC	6,095	61,627
Intertek Group PLC	24,314	439,697
iSOFT Group PLC *	219,087	196,256
ITE Group PLC	44,002	167,902
J.D. Wetherspoon PLC	24,171	297,867
James Fisher & Sons PLC	11,043	136,524
Jessops PLC	13,570	5,238
JJB Sports PLC	47,024	253,208
JKX Oil & Gas PLC	56,800	373,595
John Wood Group PLC	56,044	344,492
Johnson Service Group PLC	10,919	77,601
Johnston Press PLC	26,826	235,791
Keller Group PLC	10,102	215,083
Kensington Group PLC	18,377	179,353
Kier Group PLC	2,616	118,231
Kiln, Ltd.	63,629	153,990
Kingston Communications PLC	61,986	90,499
Laird Group PLC	31,951	375,241
Liontrust Asset Management PLC	5,127	40,675
LogicaCMG PLC	19,000	62,605
Lookers PLC	35,795	148,101
Low & Bonar PLC	45,266	127,471
Luminar PLC	15,729	245,989
M.J. Gleeson Group PLC	11,305	92,933
Management Consulting Group PLC	104,375	114,161
Marshalls PLC	22,799	167,334
Marston's PLC	71,152	658,854
Marylebone Warwick Balfour Group PLC *	24,660	138,155
McBride PLC	26,220	135,086
Melrose Resources PLC	17,369	119,658
Metalrax Group PLC	29,412	44,106
Mice Group PLC	64,572	7,670
Michael Page International PLC	21,914	247,494
Micro Focus International PLC	9,800	53,352
Minerva PLC *	29,079	231,416
Misys PLC	32,278	160,706
Mitie Group PLC	39,512	213,540
Morgan Crucible Company PLC	40,098	229,607
Morgan Sindall PLC	13,744	362,959
Morse PLC	21,375	42,738
Mothercare PLC	12,706	102,563
Mouchel Parkman PLC	22,298	184,294
MyTravel Group PLC *	74,690	487,938
N Brown Group PLC *	43,978	292,525
Northern Foods PLC *	22,004	55,321
Northgate Information Solutions PLC	106,937	168,829
Northgate PLC	10,631	222,873
NSB Retail Systems PLC	64,125	37,131

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Oxford Biomedica PLC *	90,000	$74,385
Pace Micro Technology PLC *	44,430	80,040
Pendragon PLC	100,852	220,116
Photo-Me International PLC	22,753	36,597
Pinewood Shepperton PLC	8,060	45,873
Premier Farnell PLC	52,563	223,721
Premier Foods PLC	49,157	312,377
Premier Oil PLC *	16,835	368,268
Protherics PLC *	31,033	38,089
Psion PLC	17,318	49,025
PZ Cussons PLC	32,680	110,952
QXL Ricardo PLC *	4,040	88,136
Rathbone Brothers PLC	7,195	190,864
Raymarine PLC	13,480	113,881
Redrow PLC	32,950	384,528
Regent Inns PLC *	12,166	21,375
Regus Group PLC	122,300	361,351
Renishaw PLC	9,048	133,264
Rensburg Sheppards PLC	4,945	92,509
Restaurant Group PLC	25,822	169,458
RM PLC	11,530	47,648
Robert Walters PLC	17,416	129,980
Robert Wiseman Dairies PLC	9,457	92,765
ROK PLC	20,480	98,520
Rotork PLC	11,244	204,451
Royalblue Group PLC	3,727	77,102
RPC Group PLC	19,627	109,084
RPS Group PLC	47,731	344,655
Sanctuary Group PLC *	41,903	14,102
Savills PLC	18,273	231,876
SDL PLC *	10,750	86,402
Senior PLC	136,652	235,355
Severfield-Rowen PLC	1,973	86,827
Shanks Group PLC	42,010	226,209
Shore Capital Group PLC	82,607	137,368
SIG PLC	12,946	363,925
Skyepharma PLC *	127,235	65,489
Smiths News PLC	27,259	74,739
Soco International PLC *	9,700	292,840
Sondex PLC	6,737	49,213
Spectris PLC	15,082	279,462
Speedy Hire PLC	4,678	119,464
Spirax-Sarco Engineering PLC	28,330	573,734
Spirent Communications PLC, ADR *	107,904	162,345
Spirent Communications PLC *	1,208	7,043
Sportech PLC *	67,000	20,227
SSL International PLC	38,577	323,231
St. Ives Group PLC	8,809	48,305
St. Modwen Properties PLC	23,243	321,401
Stagecoach Group PLC	23,494	85,927
Surfcontrol PLC *	4,312	53,672
Taylor Nelson Sofres PLC	52,452	260,370

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
TDG PLC	11,424	$70,278
Ted Baker PLC	4,286	50,951
Telent PLC *	12,810	125,529
The Weir Group PLC	30,479	409,090
THUS Group PLC *	17,980	65,493
Topps Tiles PLC	25,009	127,114
Town Centre Securities PLC	11,969	129,845
TT electronics PLC	25,281	108,853
Tullow Oil PLC	13,011	98,071
UK Coal PLC *	32,311	346,527
Ultra Electronics Holdings PLC	4,987	123,209
Umeco PLC *	4,805	47,846
Uniq PLC	31,252	136,110
Vanco PLC *	9,115	76,689
Venture Production PLC *	16,210	225,273
Vernalis PLC *	62,378	75,018
Victrex PLC	29,565	467,056
Vitec Group PLC	8,660	104,748
VT Group PLC	12,096	142,957
W.S. Atkins PLC	17,281	383,498
Wagon PLC	23,762	56,213
WH Smith PLC	27,259	230,153
Whatman PLC	50,013	280,688
White Young Green PLC	4,301	38,102
Wilmington Group PLC	8,311	42,037
Wincanton PLC	21,560	164,856
Wolfson Microelectronics PLC *	17,835	106,980
Woolworths Group PLC	94,167	51,265
WSP Group PLC	6,248	91,406
Xaar PLC	8,223	38,825
Xansa PLC	43,446	76,117
Yule Catto & Company PLC	83,739	392,884

		49,282,418

TOTAL COMMON STOCKS (Cost $222,183,530)		$267,243,806

PREFERRED STOCKS - 0.12%

Germany - 0.12%
Hugo Boss AG	5,192	318,565

TOTAL PREFERRED STOCKS (Cost $245,780)		$318,565

WARRANTS - 0.01%

New Zealand - 0.00%
New Zealand Oil & Gas, Ltd.
(Expiration Date 06/30/2008; Strike
Price NZD 1.50)	6,394	659
Singapore - 0.01%
Bukit Sembawang Estates, Ltd.
(Expiration Date 11/13/2007; Strike
Price SGD 4.00)	4,000	21,034

TOTAL WARRANTS (Cost $10,905)		$21,693

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.02%

Australia - 0.00%
IBA Health, Ltd. (Expiration Date 06/26/2007;
Strike Price AUD 1.05)	24,678	$10
Greece - 0.00%
Bank of Attica SA (Expiration Date
06/12/2007; Strike Price EUR 3.00)	5,325	5,158
Hong Kong - 0.00%
Kingway Brewery Holdings, Ltd. (Expiration
Date 06/26/2007; Strike Price HKD 2.42)	23,556	3,077
Pacific Andes International Holdings, Ltd.
(Expiration Date 06/06/2007; Strike Price
HKD 1.55)	99,000	11,410

		14,487

Italy - 0.02%
Piccolo Credito Valtellinese Scrl (Expiration
Date 06/22/2007; Strike Price EUR 10.00)	13,365	42,970

TOTAL RIGHTS (Cost $0)		$62,625

SHORT TERM INVESTMENTS - 2.61%
John Hancock Cash Investment Trust (c)	$7,207,109	$7,207,109

TOTAL SHORT TERM INVESTMENTS
(Cost $7,207,109)		$7,207,109

REPURCHASE AGREEMENTS - 0.05%

Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$136,017 on 06/01/2007,
collateralized by $145,000 Federal
National Mortgage Association,
5.75% due 11/16/2026 (valued at
$143,188, including interest)	$136,000	$136,000

TOTAL REPURCHASE AGREEMENTS
(Cost $136,000)		$136,000

Total Investments (International Small Company Fund)
(Cost $229,783,324) - 99.65%		$274,989,798
Other Assets in Excess of Liabilities - 0.35%		968,648

TOTAL NET ASSETS - 100.00%		$275,958,446

The portfolio had the following five top industry concentrations as of May 31, 2007 (as a percentage of total net assets):

Building Materials & Construction	6.62%
Banking	4.36%
Food & Beverages	4.29%
Business Services	4.15%
Metal & Metal Products	3.84%

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.82%

Australia - 1.28%
National Australia Bank, Ltd.	467,046	$16,432,931
Austria - 0.36%
Telekom Austria AG	166,900	4,566,784
Belgium - 0.93%
Belgacom SA	263,260	11,973,833
Cayman Islands - 1.97%
ACE, Ltd.	296,576	18,260,184
XL Capital, Ltd., Class A	86,683	7,069,866

		25,330,050
China - 1.30%
China Telecom Corp., Ltd.	31,087,589	16,720,178
Denmark - 0.50%
Vestas Wind Systems AS *	90,817	6,379,740
Finland - 2.39%
Stora Enso Oyj, R Shares	761,350	14,533,489
UPM-Kymmene Oyj	623,961	16,166,533

		30,700,022
France - 10.56%
AXA Group SA	611,016	26,705,791
France Telecom SA (a)	1,133,751	34,819,838
Sanofi-Aventis SA (a)	347,636	33,512,335
Thomson SA * (a)	1,071,460	20,669,419
Total SA	263,812	19,874,020

		135,581,403
Germany - 5.70%
Bayerische Motoren Werke (BMW) AG (a)	226,134	15,140,376
Deutsche Post AG	481,391	15,309,062
E.ON AG	35,799	5,884,020
Muenchener Rueckversicherungs-
Gesellschaft AG	86,666	16,310,588
Siemens AG	155,519	20,490,224

		73,134,270
Hong Kong - 1.42%
Hutchison Whampoa, Ltd.	1,891,620	18,276,697
Israel - 1.53%
Check Point Software Technologies, Ltd., ADR *	837,770	19,570,307
Italy - 3.72%
Eni SpA	479,819	16,963,129
Mediaset SpA	1,811,657	19,423,945
UniCredito Italiano SpA	1,210,957	11,362,557

		47,749,631
Japan - 4.72%
Aiful Corp.	74,500	2,330,897
Konica Minolta Holdings, Inc.	1,108,462	15,064,706
Mitsubishi UFJ Financial Group, Inc.	591	6,794,498
Promise Company, Ltd. (a)	92,200	3,202,677
Sony Corp.	384,914	22,157,645
Takeda Pharmaceutical Company, Ltd.	165,186	11,082,485

		60,632,908

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands - 7.10%
ING Groep NV	645,652	$28,758,142
Koninklijke (Royal) Philips Electronics NV	393,236	16,716,429
Reed Elsevier NV	1,396,045	27,794,846
Vedior NV	601,110	17,838,676

		91,108,093
Norway - 2.73%
Norske Skogindustrier ASA	924,814	13,855,064
Telenor ASA	1,092,361	21,202,378

		35,057,442
Singapore - 3.66%
Flextronics International, Ltd. *	1,139,250	13,158,338
Singapore Telecommunications, Ltd.	6,779,000	15,676,036
Venture Corp., Ltd.	1,842,840	18,177,407

		47,011,781
South Korea - 4.25%
Kookmin Bank, SADR	114,721	10,369,631
KT Corp., SADR	181,994	4,376,956
Samsung Electronics Company, Ltd., GDR	101,364	29,040,786
SK Telecom Company, Ltd., ADR	399,323	10,725,816

		54,513,189
Spain - 4.28%
Banco Santander Central Hispano SA	315,890	6,068,303
Gamesa Corporacion Tecno SA	335,136	12,357,575
Repsol SA	542,822	19,898,810
Telefonica SA	728,814	16,559,587

		54,884,275
Sweden - 0.90%
Securitas AB, B Shares	463,848	6,904,495
Securitas Systems AB, B Shares (a)	1,311,848	4,587,942

		11,492,437
Switzerland - 3.51%
Nestle SA	36,727	14,297,542
Novartis AG	199,120	11,188,617
Swiss Re	140,663	13,385,543
UBS AG	94,648	6,171,856

		45,043,558
Taiwan - 5.51%
Chunghwa Telecom Company, Ltd., ADR	733,496	13,804,395
Compal Electronics, Inc., GDR	2,323,251	10,803,117
Compal Electronics, Inc.	6,314,240	5,734,136
Lite-On Technology Corp.	1,562,262	18,441,566
Mega Financial Holding Company, Ltd.	36,182,000	21,905,252

		70,688,466
Thailand - 0.00%
Advanced Info Service PCL	3,000	8,162
United Kingdom - 28.50%
Amvescap PLC	382,002	4,526,036
Aviva PLC	1,294,190	20,445,097
BAE Systems PLC	610,443	5,404,851

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
BP PLC	2,568,502	$28,703,317
British Sky Broadcasting Group PLC	1,994,326	26,057,235
Centrica PLC	2,211,102	16,775,643
Compass Group PLC	3,549,337	26,489,687
Fiberweb PLC	343,555	1,142,599
GlaxoSmithKline PLC	970,775	25,175,501
Group 4 Securicor PLC	4,888,270	21,265,339
HSBC Holdings PLC	1,386,040	25,627,774
Kingfisher PLC	1,909,080	9,382,134
Old Mutual PLC	5,395,832	18,500,972
Pearson PLC	808,116	14,366,080
Reed Elsevier PLC	89,874	1,214,297
Rentokil Initial PLC	3,336,007	11,342,582
Royal Bank of Scotland Group PLC	2,380,836	29,575,456
Royal Dutch Shell PLC, B Shares	582,923	22,017,997
Tesco PLC	1,174,590	10,667,204
Unilever PLC	511,051	15,772,430
Vodafone Group PLC	10,008,646	31,305,501

		365,757,732

TOTAL COMMON STOCKS (Cost $987,354,707)		$1,242,613,889

SHORT TERM INVESTMENTS - 10.53%

John Hancock Cash Investment Trust (c)	$113,093,558	$113,093,558
Paribas Corp. Time Deposit
5.31% due 06/01/2007	22,105,000	22,105,000

TOTAL SHORT TERM INVESTMENTS
(Cost $135,198,558)		$135,198,558

REPURCHASE AGREEMENTS - 0.01%

Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$82,010 on 06/01/2007,
collateralized by $90,000 Federal
Home Loan Mortgage Corp.,
4.875% due 05/17/2017 (valued at
$87,408, including interest)	$82,000	$82,000

TOTAL REPURCHASE AGREEMENTS
(Cost $82,000)		$82,000

Total Investments (International Value Fund)
(Cost $1,122,635,265) - 107.36%		$1,377,894,447
Liabilities in Excess of Other Assets - (7.36)%		(94,460,872)

TOTAL NET ASSETS - 100.00%		$1,283,433,575

The portfolio had the following five top industry concentrations as of May 31, 2007 (as a percentage of total net assets):

Telecommunications Equipment & Services	14.16%
Insurance	11.64%
Electronics	9.34%
Banking	6.28%
Pharmaceuticals	5.44%

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 31.98%

Treasury Inflation Protected
Securities (d) - 8.25%
1.875% due 07/15/2013	$3,434,180	$3,316,130
2.375% due 04/15/2011	9,840,672	9,784,551

		13,100,681
U.S. Treasury Bonds - 16.84%
6.25% due 08/15/2023	2,000,000	2,249,532
7.875% due 02/15/2021	7,250,000	9,234,687
8.125% due 08/15/2021	1,600,000	2,087,626
8.125% due 08/15/2019 ****	885,000	1,132,938
8.75% due 08/15/2020	7,285,000	9,849,546
8.875% due 08/15/2017 to 02/15/2019	1,655,000	2,188,143

		26,742,472
U.S. Treasury Notes - 6.89%
4.875% due 05/15/2009	8,870,000	8,863,764
6.50% due 02/15/2010	2,000,000	2,080,782

		10,944,546

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $51,200,929)		$50,787,699

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.26%

Federal Home Loan Bank - 1.33%
5.80% due 09/02/2008	2,105,000	2,117,407
Federal Home Loan Mortgage Corp. - 1.91%
4.00% due 11/15/2019	135,265	120,811
5.00% due 03/01/2019 to 12/01/2019	784,696	766,345
6.30% due 03/15/2023	3,149	3,150
6.50% due 04/01/2029 to 08/01/2034	30,022	30,703
6.625% due 09/15/2009	2,030,000	2,093,385
7.50% due 06/01/2010 to 05/01/2028	9,960	10,357

		3,024,751
Federal National Mortgage
Association - 5.74%
3.125% due 12/15/2007	541,000	534,765
4.682% due 05/01/2013	197,361	191,707
4.86% due 01/01/2015	2,969,321	2,869,445
4.874% due 02/01/2013	327,473	321,161
5.00% due 03/01/2019 to 06/01/2019	1,531,271	1,495,238
5.50% due 08/01/2035 to 11/01/2035	1,332,345	1,302,737
5.636% due 12/01/2011	223,266	225,362
5.885% due 11/01/2011	170,931	174,230
6.048% due 03/01/2012 to 05/01/2012	260,469	266,881

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY

OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
6.085% due 10/01/2011		$150,947	$153,746
6.43% due 01/01/2008		37,765	37,710
6.44% due 02/01/2011		466,176	482,096
6.46% due 06/01/2009		182,856	185,055
6.50% due 09/01/2031		132	136
6.625% due 09/15/2009		850,000	876,507
6.80% due 10/01/2007		2,137	2,132
7.00% due 06/01/2029		519	541

			9,119,449
Government National Mortgage

Association - 0.23%
6.00% due 08/15/2008 to 04/15/2035		100,253	101,083
6.50% due 06/15/2028 to 08/15/2034		58,210	59,804
7.00% due 11/15/2031 to 05/15/2033		182,449	190,801
8.00% due 07/15/2030 to 10/15/2030		3,617	3,846

			355,534
Housing & Urban Development - 0.05%
7.498% due 08/01/2011		81,000	84,673

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,932,673)			$14,701,814

FOREIGN GOVERNMENT OBLIGATIONS - 2.55%

Argentina - 0.14%
Republic of Argentina
10.463% due 02/20/2008 (b)	ARS	650,000	213,316
Brazil - 2.07%
Federative Republic of Brazil
10.00% due 01/01/2014	BRL	3,355,000	1,797,891
10.00% due 01/01/2017		2,780,000	1,489,044

			3,286,935
Mexico - 0.34%
Government of Mexico
6.75% due 09/27/2034		$300,000	333,900
9.00% due 12/24/2009	MXN	2,200,000	211,779

			545,679

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,566,141)			$4,045,930

CORPORATE BONDS - 35.18%

Advertising - 0.01%
R.H. Donnelley Corp.
6.875% due 01/15/2013		$5,000	4,925
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		10,000	9,850

			14,775
Aerospace - 0.08%
Goodrich Corp.
7.10% due 11/15/2027		115,000	122,333

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Agriculture - 0.16%
Archer-Daniels-Midland Company
6.75% due 12/15/2027	$135,000	$144,205
Bunge Limited Finance Corp.
5.10% due 07/15/2015	79,000	73,586
Case New Holland, Inc.
7.125% due 03/01/2014	10,000	10,450
9.25% due 08/01/2011	12,000	12,600
Mosaic Company
7.375% due 12/01/2014	5,000	5,213
7.625% due 12/01/2016	5,000	5,312

		251,366
Air Travel - 0.30%
American Airlines
3.857% due 07/09/2010	23,462	22,655
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	119,413	125,085
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	280,590	289,007
Continental Airlines, Inc., Series A
5.983% due 04/19/2022	30,000	29,400
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	14,145	15,737

		481,884
Aluminum - 0.04%
Alcan, Inc.
6.45% due 03/15/2011	59,000	60,455
Novelis, Inc.
7.25% due 02/15/2015	3,000	3,165

		63,620
Amusement & Theme Parks - 0.01%
Six Flags, Inc.
8.875% due 02/01/2010	10,000	10,150
Auto Parts - 0.05%
TRW Automotive, Inc.
7.00% due 03/15/2014	75,000	75,094
United Rentals North America, Inc.
6.50% due 02/15/2012	10,000	10,075

		85,169
Auto Services - 0.01%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	15,000	15,562

Automobiles - 0.55%
Chrysler Corp.
7.45% due 02/01/2097	135,000	186,824
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008	305,000	303,771
8.50% due 01/18/2031	275,000	351,235
Ford Motor Company
7.45% due 07/16/2031	10,000	8,225
General Motors Corp.
8.375% due 07/15/2033	29,000	26,970

		877,025

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking - 2.69%
Bank of America Corp.
4.375% due 12/01/2010	$436,000	$422,909
5.42% due 03/15/2017	400,000	390,099
Chase Manhattan Corp.
7.00% due 11/15/2009	135,000	139,701
Citicorp
6.375% due 11/15/2008	231,000	234,150
First Republic Bank of San Francisco
7.75% due 09/15/2012	111,000	120,905
First Union National Bank
7.80% due 08/18/2010	350,000	372,197
HBOS PLC
6.00% due 11/01/2033	210,000	207,927
National Australia Bank, Ltd.
8.60% due 05/19/2010	23,000	25,003
NBD Bancorp
8.25% due 11/01/2024	270,000	327,587
Republic New York Corp.
9.50% due 04/15/2014	135,000	161,092
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	696,000	709,083
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017	165,000	165,495
7.175% due 05/16/2013	250,000	264,357
Sanwa Bank Ltd., New York Branch
7.40% due 06/15/2011	300,000	320,890
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	30,000	29,288
VTB Capital SA
6.25% due 07/02/2035	150,000	153,540
Wachovia Corp.
5.50% due 08/01/2035	250,000	227,736

		4,271,959
Broadcasting - 1.16%
British Sky Broadcasting Group PLC
5.625% due 10/15/2015	131,000	128,115
CanWest Media, Inc.
8.00% due 09/15/2012	10,000	10,325
Clear Channel Communications, Inc.
7.65% due 09/15/2010	400,000	419,648
Comcast Cable Communications
8.50% due 05/01/2027	189,000	228,570
Grupo Televisa SA
6.625% due 03/18/2025	250,000	261,459
Liberty Media Corp.
5.70% due 05/15/2013	4,000	3,777
7.75% due 07/15/2009	90,000	93,285
7.875% due 07/15/2009	9,000	9,351
8.25% due 02/01/2030	2,000	1,982
News America Holdings, Inc.
7.75% due 01/20/2024	453,000	502,237
Viacom, Inc.
6.625% due 05/15/2011	175,000	180,615

		1,839,364

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Building Materials & Construction - 0.11%
Ahern Rentals, Inc.
9.25% due 08/15/2013	$30,000	$31,050
SCL Terminal Aereo Santiago
6.95% due 07/01/2012	139,303	140,629

		171,679
Business Services - 0.16%
Deluxe Corp.
7.375% due 06/01/2015	45,000	45,675
FedEx Corp., Series 981A
6.72% due 01/15/2022	152,591	161,710
Harland Clarke Holdings
9.50% due 05/15/2015	5,000	5,100
Sungard Data Systems, Inc.
9.125% due 08/15/2013	23,000	24,437
10.25% due 08/15/2015	4,000	4,375
West Corp.
11.00% due 10/15/2016	10,000	10,825

		252,122
Cable and Television - 2.18%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	13,000	13,195
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	25,000	27,187
Coleman Cable, Inc.
9.875% due 10/01/2012	15,000	15,731
Comcast Corp.
5.85% due 11/15/2015	350,000	349,709
6.50% due 11/15/2035	375,000	370,906
Cox Communications, Inc.
7.125% due 10/01/2012	458,000	487,839
Cox Enterprises, Inc.
4.375% due 05/01/2008	64,000	63,320
CSC Holdings, Inc.
7.625% due 07/15/2018	21,000	21,105
LIN Television Corp.
6.50% due 05/15/2013	5,000	5,050
LIN Television Corp., Series B
6.50% due 05/15/2013	7,000	7,070
Mediacom Broadband LLC
8.50% due 10/15/2015	10,000	10,375
8.50% due 10/15/2015	27,000	28,012
Mediacom LLC/Mediacom Capital Corp.
7.875% due 02/15/2011	5,000	5,012
9.50% due 01/15/2013	4,000	4,130
Quebecor Media, Inc.
7.75% due 03/15/2016	10,000	10,500
Rogers Cable, Inc.
6.25% due 06/15/2013	130,000	132,660
Shaw Communications, Inc.
8.25% due 04/11/2010	4,000	4,240
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	6,000	6,240
TCI Communications, Inc.
8.75% due 08/01/2015	183,000	215,016

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable and Television (continued)
Time Warner Cable, Inc.
5.85% due 05/01/2017	$645,000	$635,827
Time Warner, Inc.
7.25% due 10/15/2017	60,000	64,700
7.70% due 05/01/2032	427,000	474,166
Viacom, Inc.
6.25% due 04/30/2016	252,000	251,607
7.875% due 07/30/2030	250,000	263,599

		3,467,196
Cellular Communications - 0.49%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	94,000	101,641
8.75% due 03/01/2031	217,000	277,988
Cingular Wireless LLC
7.125% due 12/15/2031	67,000	73,366
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	56,000	62,066
Dobson Communications Corp.
8.375% due 11/01/2011	15,000	15,975
Rogers Wireless, Inc.
9.625% due 05/01/2011	27,000	30,552
Vodafone Group PLC
7.75% due 02/15/2010	211,000	222,536

		784,124
Chemicals - 0.59%
Agrium, Inc.
7.125% due 05/23/2036	225,000	236,405
Cytec Industries, Inc.
4.60% due 07/01/2013	135,000	125,607
5.50% due 10/01/2010	90,000	89,445
6.00% due 10/01/2015	200,000	197,536
Equistar Chemicals LP
10.625% due 05/01/2011	8,000	8,440
Georgia Gulf Corp.
9.50% due 10/15/2014	20,000	20,400
IMC Global, Inc.
7.30% due 01/15/2028	3,000	2,925
Lyondell Chemical Company
8.00% due 09/15/2014	5,000	5,287
Millennium America, Inc.
9.25% due 06/15/2008	4,000	4,149
Potash Corp.
4.875% due 03/01/2013	250,000	239,037

		929,231
Coal - 0.07%
Peabody Energy Corp.
6.875% due 03/15/2013	11,000	11,138
7.375% due 11/01/2016	95,000	100,581

		111,719
Commercial Services - 0.02%
Aramark Corp.
8.50% due 02/01/2015	10,000	10,512

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Commercial Services (continued)
Rental Service Corp.
9.50% due 12/01/2014	$20,000	$21,500

		32,012
Computers & Business Equipment - 0.15%
Xerox Corp.
5.50% due 05/15/2012	95,000	93,771
6.40% due 03/15/2016	125,000	127,165
7.20% due 04/01/2016	15,000	15,662

		236,598
Containers & Glass - 0.01%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	16,000	16,880
Correctional Facilities - 0.06%
Corrections Corp. of America
6.75% due 01/31/2014	100,000	100,875
Crude Petroleum & Natural Gas - 0.21%
Burlington Resources Finance Company
7.40% due 12/01/2031	159,000	185,329
Chesapeake Energy Corp.
6.50% due 08/15/2017	20,000	19,800
6.625% due 01/15/2016	97,000	98,334
7.50% due 09/15/2013	3,000	3,128
7.625% due 07/15/2013	10,000	10,612
PetroHawk Energy Corp.
9.125% due 07/15/2013	15,000	16,125

		333,328
Domestic Oil - 0.24%
Delta Petroleum Corp.
7.00% due 04/01/2015	25,000	22,625
Exco Resources, Inc.
7.25% due 01/15/2011	4,000	4,040
Motiva Enterprises LLC
5.20% due 09/15/2012	148,000	145,209
Valero Energy Corp.
8.75% due 06/15/2030	162,000	202,259
Whiting Petroleum Corp.
7.00% due 02/01/2014	3,000	2,910
7.25% due 05/01/2013	3,000	2,933

		379,976
Drugs & Health Care - 0.02%
Allegiance Corp.
7.00% due 10/15/2026	13,000	13,591
Rite Aid Corp.
8.125% due 05/01/2010	18,000	18,540

		32,131
Electrical Utilities - 2.00%
AES Corp.
9.00% due 05/15/2015	14,000	14,910
Alabama Power Company
5.875% due 12/01/2022	63,000	62,892
Avista Corp.
9.75% due 06/01/2008	17,000	17,578

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Baltimore Gas & Electric Company
6.35% due 10/01/2036	$75,000	$75,240
Carolina Power & Light Company
6.50% due 07/15/2012	371,000	387,325
CMS Energy Corp.
8.50% due 04/15/2011	4,000	4,347
Commonwealth Edison Company
5.95% due 08/15/2016	125,000	123,751
6.15% due 03/15/2012	92,000	92,901
Dynegy Holdings, Inc.
7.125% due 05/15/2018	15,000	14,288
8.375% due 05/01/2016	10,000	10,387
Edison Mission Energy
7.75% due 06/15/2016	20,000	20,800
Exelon Generation Company, LLC
6.95% due 06/15/2011	185,000	193,153
Georgia Power Company
5.25% due 12/15/2015	150,000	146,357
Nevada Power Company
9.00% due 08/15/2013	3,000	3,223
New York State Electric & Gas Corp.
5.75% due 05/01/2023	74,000	69,414
Northern States Power Company
6.25% due 06/01/2036	125,000	129,708
6.50% due 03/01/2028	67,000	70,732
NSTAR
8.00% due 02/15/2010	270,000	286,498
Ohio Edison Company
4.00% due 05/01/2008	212,000	208,972
Old Dominion Electric Cooperative
6.25% due 06/01/2011	141,000	144,943
Oncor Electric Delivery Company
6.375% due 05/01/2012	158,000	162,233
Pacificorp
6.375% due 05/15/2008	135,000	136,240
Pacificorp Australia LLC
6.15% due 01/15/2008	111,000	111,481
PSEG Power LLC
8.625% due 04/15/2031	154,000	191,738
Puget Sound Energy, Inc.
7.00% due 03/09/2029	54,000	58,256
Reliant Energy, Inc.
6.75% due 12/15/2014	10,000	10,450
Southern California Edison Company
6.00% due 01/15/2034	201,000	202,453
TXU Corp., Series O
4.80% due 11/15/2009	74,000	72,328
TXU Corp., Series P
5.55% due 11/15/2014	26,000	23,075
Wisconsin Electric Power Company
6.50% due 06/01/2028	94,000	99,625
Wisconsin Energy Corp.
6.20% due 04/01/2033	33,000	32,682

		3,177,980

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electronics - 0.13%
Avnet, Inc.
6.625% due 09/15/2016	$200,000	$204,630
Energy - 0.54%
Abu Dhabi National Energy Company
5.875% due 10/27/2016	110,000	109,078
6.50% due 10/27/2036	375,000	371,328
Aquila, Inc.
9.95 due 02/01/2011	10,000	10,920
11.875% due 07/01/2012	20,000	25,999
Midamerican Funding LLC
6.75% due 03/01/2011	260,000	272,065
Mirant North America LLC
7.375% due 12/31/2013	20,000	21,150
NRG Energy, Inc.
7.25% due 02/01/2014	25,000	25,687
7.375% due 02/01/2016	20,000	20,750
7.375% due 01/15/2017	5,000	5,200

		862,177
Financial Services - 7.02%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)	170,000	164,192
AMBAC Financial Group, Inc.
5.95% due 12/05/2035	185,000	179,089
American Financial Group, Inc.
7.125% due 04/15/2009	245,000	251,113
American General Finance Corp.
5.375% due 10/01/2012	154,000	152,387
Ameriprise Financial, Inc.
5.65% due 11/15/2015	275,000	272,475
Arch Western Finance LLC
6.75% due 07/01/2013	26,000	25,903
Associates Corp. of North America
8.55% due 07/15/2009	81,000	86,077
Beneficial Corp.
8.40% due 05/15/2008	47,000	48,224
Capital One Capital IV
6.745% due 02/17/2037 (b)	125,000	119,186
Capmark Financial Group, Inc.
5.875% due 05/10/2012	330,000	327,667
6.30% due 05/10/2017	90,000	89,431
CIT Group, Inc.
5.00% due 02/01/2015	300,000	281,592
Citigroup, Inc.
4.875% due 05/07/2015	586,000	557,866
Countrywide Financial Corp.
6.25% due 05/15/2016	145,000	145,889
Countrywide Financial Corp., Series MTNA
4.50% due 06/15/2010	70,000	67,836
Countrywide Home Loan
4.00% due 03/22/2011	105,000	99,101
E*Trade Financial Corp.
7.375% due 09/15/2013	2,000	2,083
8.00% due 06/15/2011	3,000	3,146
Equitable Companies, Inc.
7.00% due 04/01/2028	235,000	256,837

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Erac USA Finance Company
8.00% due 01/15/2011	$534,000	$572,369
Farmers Exchange Capital
7.05% due 07/15/2028	350,000	363,262
Ford Motor Credit Company
6.625% due 06/16/2008	20,000	20,018
7.00% due 10/01/2013	21,000	20,097
GATX Financial Corp.
5.50% due 02/15/2012	200,000	195,203
General Electric Capital Corp.
6.125% due 02/22/2011	67,000	68,544
6.75% due 03/15/2032	634,000	702,752
General Motors Acceptance Corp.
8.00% due 11/01/2031	165,000	181,269
Goldman Sachs Group, Inc.
5.625% due 01/15/2017	1,200,000	1,174,535
6.125% due 02/15/2033	304,000	300,780
6.875% due 01/15/2011	208,000	217,408
International Lease Finance Corp.
5.875% due 05/01/2013	150,000	151,388
JP Morgan Chase & Company
5.15% due 10/01/2015	200,000	193,545
JP Morgan Chase Capital XV
5.875% due 03/15/2035	467,000	438,456
KAR Holdings, Inc.
10.00% due 05/01/2015	15,000	15,375
Lehman Brothers Holdings, Inc.
4.375% due 11/30/2010	117,000	112,985
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	125,000	123,052
6.05% due 05/16/2016	250,000	252,914
6.11% due 01/29/2037	490,000	474,544
Mizuho Financial Group, Cayman
5.79% due 04/15/2014	246,000	246,721
Morgan Stanley
4.75% due 04/01/2014 (c)	401,000	377,432
6.75% due 04/15/2011 (c)	106,000	110,430
Morgan Stanley Dean Witter
6.60% due 04/01/2012 (c)	135,000	140,705
Morgan Stanley, Series MTN
5.55% due 04/27/2017 (c)	225,000	219,446
Sun Canada Financial Company
7.25% due 12/15/2015	229,000	244,852
Sunamerica, Inc.
8.125% due 04/28/2023	135,000	163,778
TIAA Global Markets
4.125% due 11/15/2007	200,000	198,831
UFJ Finance Aruba AEC
6.75% due 07/15/2013	111,000	117,616
United States Bancorp Oregon
7.50% due 06/01/2026	525,000	613,201

		11,141,602
Food & Beverages - 0.89%
Cia Brasileira de Bebidas
8.75% due 09/15/2013	371,000	428,041

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
ConAgra Foods, Inc.
5.819% due 06/15/2017	$74,000	$72,782
6.75% due 09/15/2011	46,000	47,929
Kraft Foods, Inc.
5.625% due 11/01/2011	160,000	159,898
6.50% due 11/01/2031	266,000	266,627
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	142,000	158,176
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008	147,000	149,606
Tyson Foods, Inc.
6.60% due 04/01/2016	125,000	129,370

		1,412,429
Forest Products - 0.23%
Weyerhaeuser Company
6.75% due 03/15/2012	308,000	319,714
7.95% due 03/15/2025	40,000	43,481

		363,195
Gas & Pipeline Utilities - 0.51%
El Paso Natural Gas
5.95% due 04/15/2017	25,000	24,628
El Paso Production Holding Company
7.75% due 06/01/2013	10,000	10,565
Kinder Morgan Energy Partners LP
6.00% due 02/01/2017	275,000	273,582
7.125% due 03/15/2012	208,000	220,309
National Gas Company
6.05% due 01/15/2036	250,000	241,581
Williams Companies, Inc.
7.125% due 09/01/2011	13,000	13,634
8.125% due 03/15/2012	26,000	28,307

		812,606
Healthcare Products - 0.01%
Universal Hospital Services, Inc.,PIK
8.50% due 06/01/2015	10,000	10,212
Healthcare Services - 0.00%
DaVita, Inc.
6.625% due 03/15/2013	2,000	2,010
7.25% due 03/15/2015	2,000	2,050

		4,060
Homebuilders - 0.58%
Centex Corp.
7.875% due 02/01/2011	260,000	274,913
D.R. Horton, Inc.
7.875% due 08/15/2011	370,000	390,997
9.75% due 09/15/2010	14,000	15,442
Pulte Homes, Inc.
7.875% due 08/01/2011	100,000	105,816
8.125% due 03/01/2011	125,000	133,244

		920,412
Hotels & Restaurants - 0.06%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	20,000	20,575

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Hotels & Restaurants (continued)
Riviera Holdings Corp.
11.00% due 06/15/2010	$10,000	$10,400
Wyndham Worldwide Corp.
6.00% due 12/01/2016	60,000	58,437

		89,412
Household Products - 0.23%
Procter & Gamble, Series A
9.36% due 01/01/2021	290,547	356,757
Industrial Machinery - 0.00%
Neff Corp.
11.25% due 06/15/2012	5,000	5,800
Industrials - 0.00%
Goodman Global Holding Company, Inc.
7.875% due 12/15/2012	5,000	5,087
Insurance - 3.79%
AAG Holding Company, Inc.
6.875% due 06/01/2008	231,000	232,247
ACE Capital Trust II
9.70% due 04/01/2030	248,000	326,317
ACE INA Holdings, Inc.
5.875% due 06/15/2014	125,000	125,654
AIG SunAmerica Global Financing X
6.90% due 03/15/2032	100,000	111,105
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	145,000	154,129
Dai Ichi Mutual Life Insurance Company
5.73% due 03/17/2014	200,000	198,961
Equitable Life Assurance Society
7.70% due 12/01/2015	250,000	281,631
Everest Reinsurance Holdings, Inc.
6.50% due 05/15/2037	495,000	488,617
8.75% due 03/15/2010	294,000	317,537
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	81,000	84,652
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	65,000	63,323
7.90% due 06/15/2010	27,000	28,789
Jackson National Life Insurance Company
8.15% due 03/15/2027	377,000	455,913
Liberty Mutual Insurance Company
7.697% due 10/15/2097	700,000	703,276
Metlife, Inc.
5.375% due 12/15/2012	150,000	148,822
5.70% due 06/15/2035	208,000	196,225
Nationwide Mutual Insurance Company
8.25% due 12/01/2031	260,000	310,664
Navigators Group, Inc.
7.00% due 05/01/2016	59,000	59,617
New York Life Insurance Company
5.875% due 05/15/2033	100,000	99,534
Ohio National Life Insurance Company
8.50% due 05/15/2026	155,000	178,200
Premium Asset Trust
4.125% due 03/12/2009	87,000	82,230

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Principal Life Global Funding I
6.125% due 10/15/2033	$108,000	$110,055
Prudential Financial
7.65% due 07/01/2007	200,000	200,305
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	135,000	140,586
Unitrin, Inc.
6.00% due 05/15/2017	250,000	244,730
UnumProvident Finance Company, PLC
6.85% due 11/15/2015	125,000	129,509
W.R. Berkley Corp.
5.125% due 09/30/2010	54,000	53,238
5.60% due 05/15/2015	263,000	256,368
Willis North America, Inc.
6.20% due 03/28/2017	240,000	238,929

		6,021,163
International Oil - 0.26%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	125,000	122,840
6.45% due 06/30/2033	37,000	36,790
Canadian Oil Sands
7.90% due 09/01/2021	135,000	152,024
Newfield Exploration Company
6.625% due 04/15/2016	10,000	10,050
Pioneer Natural Resources Company
6.65% due 03/15/2017	85,000	82,370
6.875% due 05/01/2018	15,000	14,512

		418,586
Leisure Time - 0.15%
AMC Entertainment, Inc.
11.00% due 02/01/2016	15,000	17,119
Majestic Star Casino LLC
9.75% due 01/15/2011	30,000	29,250
Mandalay Resort Group
10.25% due 08/01/2007	7,000	7,035
MGM Mirage, Inc.
6.00% due 10/01/2009	100,000	99,500
Movie Gallery, Inc.
11.00% due 05/01/2012	12,000	10,320
OED Corp./ Diamond Jo
8.75% due 04/15/2012	15,000	15,112
Park Place Entertainment Corp.
8.125% due 05/15/2011	24,000	25,410
Station Casinos, Inc.
6.00% due 04/01/2012	5,000	4,850
6.625% due 03/15/2018	5,000	4,500
6.875% due 03/01/2016	11,000	10,147
Wynn Las Vegas LLC
6.625% due 12/01/2014	9,000	9,034

		232,277
Liquor - 0.33%
Constellation Brands, Inc.
7.25% due 09/01/2016	15,000	15,112
7.25% due 05/15/2017	5,000	5,031

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Liquor (continued)
Miller Brewing Company
5.50% due 08/15/2013	$390,000	$383,227
Molson Coors Capital Financial
4.85% due 09/22/2010	117,000	114,305

		517,675
Manufacturing - 0.25%
Siemens Financierings NV
5.75% due 10/17/2016	300,000	299,933
Tyco International Group SA
6.75% due 02/15/2011	85,000	89,315

		389,248
Medical-Hospitals - 0.33%
HCA, Inc.
6.375% due 01/15/2015	20,000	17,650
7.875% due 02/01/2011	20,000	20,675
9.625% due 11/15/2016	20,000	22,050
Laboratory Corp. of America Holdings
5.625% due 12/15/2015	200,000	195,046
Quest Diagnostics, Inc.
5.45% due 11/01/2015	125,000	118,374
7.50% due 07/12/2011	100,000	106,269
Tenet Healthcare Corp.
9.875% due 07/01/2014	45,000	46,125
Triad Hospitals, Inc.
7.00% due 05/15/2012	4,000	4,160

		530,349
Metal & Metal Products - 0.14%
Inco, Ltd.
5.70% due 10/15/2015	233,000	228,737
Mining - 0.32%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.15% due 10/24/2036	275,000	278,545
6.375% due 11/30/2012	200,000	207,433
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	5,000	5,394
8.375% due 04/01/2017	20,000	21,850

		513,222
Newspapers - 0.08%
News America Holdings, Inc.
9.25% due 02/01/2013	109,000	126,708
Office Furnishings & Supplies - 0.00%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	5,000	5,212
Paper - 0.11%
Bowater Canada Finance Corp.
7.95% due 11/15/2011	16,000	15,420
Georgia-Pacific Corp.
7.00% due 01/15/2015	30,000	29,850
Temple-Inland, Inc.
6.625% due 01/15/2018	125,000	126,111

		171,381

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services - 0.36%
Halliburton Company
5.50% due 10/15/2010	$192,000	$192,306
Noram Energy Corp.
6.50% due 02/01/2008	138,000	138,700
Petroleum Export, Ltd.
5.265% due 06/15/2011	102,318	99,319
Pride International, Inc.
7.375% due 07/15/2014	5,000	5,150
Tesoro Corp.
6.50% due 06/01/2017	135,000	135,169

		570,644
Pharmaceuticals - 0.29%
AmerisourceBergen Corp.
5.875% due 09/15/2015	420,000	410,370
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	40,000	40,750
Mylan Laboratories, Inc.
6.375% due 08/15/2015	4,000	4,150
Omnicare, Inc.
6.75% due 12/15/2013	5,000	4,925
6.875% due 12/15/2015	5,000	4,925

		465,120
Publishing - 0.11%
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,000	6,580
8.00% due 11/15/2013	25,000	26,125
E.W. Scripps Company
6.625% due 10/15/2007	67,000	67,081
Idearc, Inc.
8.00% due 11/15/2016	40,000	41,400
Medianews Group, Inc.
6.375% due 04/01/2014	10,000	8,850
Scholastic Corp.
5.00% due 04/15/2013	35,000	31,042

		181,078
Railroads & Equipment - 0.00%
American Railcar Industries, Inc.
7.50% due 03/01/2014	5,000	5,163
Real Estate - 3.27%
AMB Property LP, REIT
5.45% due 12/01/2010	80,000	79,600
7.50% due 06/30/2018	106,000	117,226
Archstone-Smith Trust, REIT
5.75% due 03/15/2016	150,000	150,289
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	300,000	298,829
Brandywine Operating Partnership LP, REIT
5.70% due 05/01/2017	285,000	277,932
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	55,000	53,383
5.00% due 05/03/2010	25,000	24,594
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	275,000	272,620

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Equity One, Inc., REIT
6.00% due 09/15/2017	$235,000	$232,056
ERP Operating LP
5.75% due 06/15/2017	70,000	69,448
ERP Operating LP, REIT
5.125% due 03/15/2016	201,000	192,557
5.375% due 08/01/2016	125,000	121,681
Federal Realty Investment Trust, REIT
5.65% due 06/01/2016	55,000	54,050
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	150,000	146,973
6.00% due 03/01/2015	175,000	172,538
7.072 due 06/08/2015	67,000	69,914
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	377,000	406,253
Kimco Realty Corp., REIT
5.584% due 11/23/2015	125,000	122,969
Liberty Property LP, REIT
7.25% due 03/15/2011	195,000	205,148
ProLogis, REIT
5.625% due 11/15/2015	175,000	173,141
Regency Centers LP, REIT
5.875% due 06/15/2017	100,000	99,728
7.95% due 01/15/2011	169,000	181,648
Residential Capital LLC
6.50% due 06/01/2012	530,000	525,673
Rouse Company LP, REIT
6.75% due 05/01/2013	15,000	15,118
Simon Property Group LP, REIT
5.10% due 06/15/2015	129,000	124,147
5.75% due 12/01/2015	225,000	225,897
United Dominion Realty Trust, Inc., REIT
5.25% due 01/15/2016	142,000	135,321
6.05% due 06/01/2013	300,000	301,187
Ventas Realty LP/Ventas Capital Corp., REIT
6.625% due 10/15/2014	95,000	96,425
6.75% due 06/01/2010	2,000	2,048
7.125% due 06/01/2015	3,000	3,105
Westfield Group
5.40% due 10/01/2012	250,000	247,750

		5,199,248
Retail - 0.34%
CVS Caremark Corp.
5.75% due 06/01/2017	180,000	177,578
CVS Corp.
5.88% due 01/10/2028	354,134	346,715
JC Penney Corp, Inc.
5.75% due 02/15/2018	20,000	19,656

		543,949
Retail Grocery - 0.13%
Kroger Company
6.75% due 04/15/2012	179,000	185,485
Pathmark Stores, Inc.
8.75% due 02/01/2012	18,000	18,585

		204,070

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail Trade - 0.11%
Federated Department Stores, Inc.
6.90% due 04/01/2029	$156,000	$156,504
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	9,000	9,248

		165,752
Semiconductors - 0.02%
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	20,000	19,800
MagnaChip Semiconductor SA
6.875% due 12/15/2011	2,000	1,745
8.00% due 12/15/2014 (a)	3,000	2,205

		23,750
Software - 0.05%
Intuit, Inc.
5.40% due 03/15/2012	75,000	74,001
Steel - 0.01%
International Steel Group, Inc.
6.50% due 04/15/2014	15,000	15,410

Telecommunications Equipment &
Services - 1.34%
Bellsouth Corp.
4.75% due 11/15/2012	302,000	290,373
Citizens Communications Company
9.25% due 05/15/2011	12,000	13,260
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	500,000	610,983
France Telecom SA
7.75% due 03/01/2011	267,000	286,936
GCI, Inc.
7.25% due 02/15/2014	15,000	14,887
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	10,000	11,075
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013	17,000	17,659
8.63% due 01/15/2015	2,000	2,143
PanAmSat Corp.
9.00% due 08/15/2014	1,000	1,080
SBC Communications, Inc.
5.625% due 06/15/2016	740,000	732,414
5.875% due 08/15/2012	150,000	151,964

		2,132,774
Telephone - 1.56%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	148,000	151,318
British Telecommunications PLC
8.625% due 12/15/2010 (b)	156,000	171,389
Qwest Corp.
7.50% due 10/01/2014	25,000	26,312
Sprint Capital Corp.
8.375% due 03/15/2012	300,000	328,797
Telecom Italia Capital SA
6.00% due 09/30/2034	409,000	373,996
6.375% due 11/15/2033	175,000	167,260

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Telefonica Emisones SAU
7.045% due 06/20/2036	$175,000	$185,591
Verizon Communications, Inc.
5.55% due 02/15/2016	720,000	708,643
8.75% due 11/01/2021	285,000	341,615
Windstream Corp.
8.625% due 08/01/2016	20,000	21,850

		2,476,771

Tobacco - 0.26%
Alliance One International, Inc.
11.00% due 05/15/2012	12,000	13,260
Altria Group, Inc.
7.00% due 11/04/2013	269,000	287,526
Reynolds American, Inc.
7.25% due 06/01/2013	95,000	99,704
7.30% due 07/15/2015	6,000	6,333

		406,823

TOTAL CORPORATE BONDS (Cost $56,777,758)		$55,866,548

MUNICIPAL BONDS - 0.58%

Arizona - 0.09%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	135,000	136,381

California - 0.20%
San Bernardino County California, Series A
5.15% due 08/01/2011	120,000	119,239
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	175,000	194,835

		314,074

Florida - 0.10%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	135,000	154,744

Indiana - 0.01%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	15,000	14,441

Maryland - 0.02%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	40,000	40,855

Michigan - 0.11%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	180,000	181,654

New Jersey - 0.01%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	20,000	19,220

New York - 0.04%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	65,000	62,443

TOTAL MUNICIPAL BONDS (Cost $956,092)		$923,812

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.93%

American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037	$300,000	$297,340
Asset Securitization Corp.,
Series 1997-D5, Class A1D
6.85% due 02/14/2043	500,000	515,892
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.93% due 05/10/2045 (b)	500,000	505,692
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	405,797	416,141
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	405,797	387,581
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.93% due 09/11/2038 (b)	500,000	505,333
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T20, Class A4A
5.30% due 10/12/2042 (b)	500,000	487,174
Chase Commercial Mortgage Securities Corp.,
Series 1998-1, Class A2
6.56% due 05/18/2030	366,507	367,863
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2030	303,432	305,905
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3996% due 07/15/2044 (b)	500,000	490,043
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	401,814	408,399
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5A
5.116% due 06/10/2044 (b)	500,000	483,698
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.96% due 06/10/2046 (b)	500,000	506,538
CS First Boston Mortgage Securities Corp, Series
2003-C3, Class A5
3.936% due 05/15/2038	500,000	460,094
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	354,938	360,082
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.743% due 05/12/2035	89,275	89,764
Government National Mortgage Association, Series
2006-38, Class XS
1.93% IO due 09/16/2035 (b)	93,468	5,386
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224% due 04/10/2037 (b)	500,000	487,313
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	500,000	497,081

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	$315,000	$302,199
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.07% due 04/15/2045 (b)	500,000	510,027
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	500,000	476,733
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	201,924	202,495
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	202,898	210,601
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.10% due 06/15/2038 (b)	500,000	510,945
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class A4
5.047% due 07/12/2038 (b)	500,000	481,083
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.843% due 05/12/2039 (b)	500,000	503,240
Morgan Stanley Capital I, Inc., Series 1998-WF2,
Class A2
6.54% due 07/15/2030	90,888	91,262
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031	335,641	337,359
Morgan Stanley Dean Witter Capital I, Series
2001-TOP5, Class A4
6.39% due 10/15/2035	270,531	278,832
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	113,623	116,913
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	40,579	41,288
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	367,596	369,916
Prudential Commercial Mortgage Trust, Series
2003-PWR1, Class A1
3.669% due 02/11/2036	215,431	207,220
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	405,797	384,928

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,761,748)		$12,602,360

ASSET BACKED SECURITIES - 5.65%

Advanta Business Card Master Trust,
Series 2005-A4, Class A4
4.75% due 01/20/2011	370,000	368,730
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009	235,000	229,014

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

AmeriCredit Automobile Receivables Trust,
Series 2005-AX, Class A4
3.93% due 10/06/2011	$700,000	$691,750
Bank One Auto Securitization Trust,
Series 2003-1, Class A4
2.43% due 03/22/2010	254,293	253,864
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	415,000	406,296
Carmax Auto Owner Trust, Series 2004-2, Class A4
3.46% due 09/15/2011	396,562	390,346
Chase Manhattan Auto Owner Trust,
Series 2005-B, Class A4
4.88% due 06/15/2012	700,000	695,158
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class A2
5.261% due 04/25/2037	300,000	302,531
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	279,000	274,540
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	405,000	395,650
Honda Auto Receivables Owner Trust,
Series 2005-1, Class A4
3.82% due 05/21/2010	606,000	595,707
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	700,000	694,365
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	600,000	617,188
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015	83,923	86,842
Merrill Lynch First Franklin Mortgage Loan, Series
2007-3, Class B1
6.67% due 06/25/2037 (b)	95,000	95,000
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	33,000	34,057
Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/2011	405,000	402,989
USAA Auto Owner Trust, Series 2004-1, Class A4
2.67% due 10/15/2010	72,878	72,511
USAA Auto Owner Trust, Series 2005-4, Class A4
4.89% due 08/15/2012	700,000	694,578
Wachovia Auto Owner Trust,
Series 2005-B, Class A5
4.93% due 11/20/2012	700,000	692,163
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	290,000	287,466

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)

World Omni Auto Receivables Trust,
Series 2005-A, Class A4
3.82% due 11/12/2011		$700,000	$687,903

TOTAL ASSET BACKED SECURITIES
(Cost $8,988,894)			$8,968,648

SHORT TERM INVESTMENTS - 0.14%

Egypt Treasury Bills, Series 182
zero coupon due 08/07/2007	EGP	150,000	$25,912
Egypt Treasury Bills, Series 91
zero coupon due 07/03/2007		1,100,000	191,281
John Hancock Cash Investment Trust (c)		$2,358	2,358

TOTAL SHORT TERM INVESTMENTS
(Cost $219,732)			$219,551

REPURCHASE AGREEMENTS - 3.90%

The Bank of New York Tri-Party
Repurchase Agreement dated
05/31/2007 at 5.31% to be
repurchased at $6,200,914 on
06/01/2007, collateralized by
$6,290,785 Federal Government
Loan Mortgage Corp., 6.00% due
05/01/2037 (valued at $6,324,000,
including interest)		$6,200,000	$6,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,200,000)			$6,200,000

Total Investments (Investment Quality Bond Fund)
(Cost $155,603,967) - 97.17%			$154,316,362
Other Assets in Excess of Liabilities - 2.83%			4,492,649

TOTAL NET ASSETS - 100.00%			$158,809,011

Large Cap Fund
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 98.84%

Advertising - 1.16%
Omnicom Group, Inc.		37,775	$3,977,707
Aerospace - 0.47%
Northrop Grumman Corp.		21,365	1,615,408
Apparel & Textiles - 0.65%
Coach, Inc. *		43,700	2,244,432
Auto Parts - 3.65%
BorgWarner, Inc.		49,469	4,163,311
Johnson Controls, Inc.		75,927	8,329,192

			12,492,503

Automobiles - 1.06%
PACCAR, Inc.		41,800	3,646,214

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking - 2.81%
Bank of New York Company, Inc.	57,600	$2,336,256
City National Corp.	21,200	1,641,728
Fifth Third Bancorp	133,295	5,646,376

		9,624,360
Biotechnology - 2.74%
Amgen, Inc. *	21,000	1,182,930
Cephalon, Inc. *	18,703	1,552,536
Genzyme Corp. *	86,102	5,555,301
Millennium Pharmaceuticals, Inc. *	100,200	1,089,174

		9,379,941
Broadcasting - 0.99%
News Corp., Class A	153,200	3,384,188

Building Materials & Construction - 1.91%
Masco Corp.	216,278	6,533,758

Business Services - 1.00%
R.H. Donnelley Corp. *	43,924	3,423,437

Cable and Television - 0.91%
Viacom, Inc., Class B *	69,400	3,117,448

Computers & Business Equipment - 0.96%
Dell, Inc. *	122,900	3,302,323

Crude Petroleum & Natural Gas - 0.90%
EOG Resources, Inc.	40,200	3,091,380

Drugs & Health Care - 2.35%
Wyeth	139,018	8,040,801

Electrical Utilities - 4.54%
American Electric Power Company, Inc.	66,743	3,178,969
Exelon Corp.	135,413	10,562,214
Northeast Utilities	8,700	264,567
Pepco Holdings, Inc.	52,181	1,558,125

		15,563,875
Energy - 1.14%
Sempra Energy Corp.	63,414	3,888,546

Financial Services - 16.66%
Citigroup, Inc.	262,734	14,316,376
Federal Home Loan Mortgage Corp.	56,245	3,756,604
JP Morgan Chase & Company	127,799	6,623,822
Mellon Financial Corp.	108,732	4,711,358
Morgan Stanley (c)	146,013	12,416,945
PNC Financial Services Group, Inc.	58,104	4,288,075
Wells Fargo & Company (c)	303,378	10,948,912

		57,062,092
Food & Beverages - 2.01%
Constellation Brands, Inc., Class A *	113,400	2,755,620
Sysco Corp.	124,200	4,113,504

		6,869,124
Gas & Pipeline Utilities - 0.52%
NiSource, Inc.	79,698	1,770,093

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 2.23%
Johnson & Johnson	66,508	$4,207,961
Medtronic, Inc.	64,234	3,415,322

		7,623,283
Healthcare Services - 2.32%
Medco Health Solutions, Inc. *	50,650	3,938,544
UnitedHealth Group, Inc.	73,143	4,006,042

		7,944,586
Holdings Companies/Conglomerates - 2.44%
General Electric Company	222,300	8,354,034
Household Products - 0.89%
Fortune Brands, Inc.	37,600	3,037,328
Insurance - 2.59%
AFLAC, Inc.	36,600	1,934,676
Allstate Corp.	52,300	3,216,450
Hartford Financial Services Group, Inc.	36,138	3,728,357

		8,879,483
International Oil - 1.52%
Chevron Corp.	27,000	2,200,230
Exxon Mobil Corp.	35,969	2,991,542

		5,191,772
Internet Content - 1.07%
Yahoo!, Inc. *	128,100	3,676,470
Internet Retail - 1.05%
Amazon.com, Inc. *	52,000	3,595,280
Internet Software - 2.04%
McAfee, Inc. *	62,800	2,308,528
Symantec Corp. *	233,988	4,677,420

		6,985,948
Leisure Time - 1.61%
Carnival Corp.	109,199	5,507,998
Liquor - 0.73%
Anheuser-Busch Companies, Inc.	46,800	2,496,312
Manufacturing - 2.65%
Harley-Davidson, Inc.	40,600	2,480,254
Illinois Tool Works, Inc.	125,048	6,592,531

		9,072,785
Mutual Funds - 0.04%
SPDR Trust Series 1	1,000	153,320
Petroleum Services - 3.37%
ENSCO International, Inc.	59,100	3,579,687
GlobalSantaFe Corp.	57,500	3,927,250
Halliburton Company	111,800	4,019,210

		11,526,147
Pharmaceuticals - 4.90%
Allergan, Inc.	62,463	7,778,517
Bristol-Myers Squibb Company	126,399	3,831,154
Merck & Company, Inc.	98,300	5,155,835

		16,765,506

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Publishing - 0.68%
McGraw-Hill Companies, Inc.	33,000	$2,320,230

Railroads & Equipment - 2.14%
Burlington Northern Santa Fe Corp.	78,550	7,315,361

Retail Trade - 3.42%
Chico's FAS, Inc. *	84,100	2,290,884
Costco Wholesale Corp.	82,790	4,675,151
Home Depot, Inc.	121,900	4,738,253

		11,704,288
Semiconductors - 5.89%
Analog Devices, Inc.	126,200	4,569,702
Intel Corp.	298,700	6,622,179
Linear Technology Corp.	73,600	2,641,504
National Semiconductor Corp.	99,800	2,686,616
Xilinx, Inc.	128,391	3,656,576

		20,176,577
Software - 5.13%
BEA Systems, Inc. *	163,400	2,099,690
Citrix Systems, Inc. *	31,800	1,068,798
Intuit, Inc. *	69,300	2,113,650
Microsoft Corp.	338,689	10,387,592
Red Hat, Inc. *	77,100	1,893,576

		17,563,306
Telecommunications Equipment &
Services - 0.14%
Embarq Corp.	7,566	486,191

Telephone - 3.89%
AT&T, Inc.	132,874	5,493,011
Sprint Nextel Corp.	342,827	7,833,597

		13,326,608
Trucking & Freight - 1.67%
FedEx Corp.	51,383	5,735,370

TOTAL COMMON STOCKS (Cost $294,748,880)		$338,465,813

REPURCHASE AGREEMENTS - 4.84%

Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$16,574,118 on 06/01/2007,
collateralized by $13,570,000 U.S.
Treasury Bond, 7.25% due
08/15/2022 (valued at
$16,904,380, including interest)	$16,572,000	$16,572,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,572,000)		$16,572,000

Total Investments (Large Cap Fund)
(Cost $311,320,880) - 103.68%		$355,037,813
Liabilities in Excess of Other Assets - (3.68)%		(12,598,127)

TOTAL NET ASSETS - 100.00%		$342,439,686

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.53%

Aerospace - 1.89%
Lockheed Martin Corp.	6,520	$639,612
Northrop Grumman Corp.	98,000	7,409,780
Raytheon Company	46,000	2,557,600

		10,606,992
Air Travel - 0.79%
AMR Corp. *	156,000	4,422,600

Banking - 1.09%
Bank of America Corp.	121,000	6,135,910

Business Services - 1.90%
Cadence Design Systems, Inc. *	51,000	1,158,210
Computer Sciences Corp. *	52,000	2,880,800
Convergys Corp. *	112,000	2,882,880
Electronic Data Systems Corp.	16,000	460,960
R.R. Donnelley & Sons Company	77,000	3,297,140

		10,679,990
Chemicals - 3.57%
Albemarle Corp.	50,000	2,032,000
Dow Chemical Company	180,000	8,168,400
E.I. Du Pont De Nemours & Company	109,000	5,702,880
FMC Corp.	49,000	4,099,340

		20,002,620
Computers & Business Equipment - 5.61%
EMC Corp. *	379,000	6,401,310
Hewlett-Packard Company	203,000	9,279,130
International Business Machines Corp.	63,000	6,715,800
Lexmark International, Inc. *	62,000	3,219,660
Sun Microsystems, Inc. *	1,146,000	5,844,600

		31,460,500
Cosmetics & Toiletries - 0.25%
Procter & Gamble Company	22,000	1,398,100

Crude Petroleum & Natural Gas - 3.71%
Marathon Oil Corp.	74,000	9,161,940
Occidental Petroleum Corp.	103,000	5,661,910
Sunoco, Inc.	75,000	5,978,250

		20,802,100
Domestic Oil - 0.95%
Frontier Oil Corp.	132,000	5,314,320

Electrical Utilities - 0.53%
CMS Energy Corp.	162,000	2,956,500

Electronics - 1.79%
Agilent Technologies, Inc. *	46,000	1,755,820
L-3 Communications Holdings, Inc.	67,000	6,382,420
Synopsys, Inc. *	72,000	1,909,440

		10,047,680
Financial Services - 13.08%
Bear Stearns Companies, Inc.	42,000	6,298,320
CIT Group, Inc.	46,000	2,756,780
Citigroup, Inc.	348,000	18,962,520
Goldman Sachs Group, Inc.	32,000	7,386,240

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
JP Morgan Chase & Company	363,000	$18,814,290
Lehman Brothers Holdings, Inc.	104,000	7,631,520
Morgan Stanley (c)	135,000	11,480,400

		73,330,070
Food & Beverages - 1.65%
Campbell Soup Company	96,000	3,811,200
H.J. Heinz Company	114,000	5,424,120

		9,235,320
Healthcare Services - 3.70%
Cardinal Health, Inc.	26,000	1,883,960
Humana, Inc. *	45,000	2,792,250
Laboratory Corp. of America Holdings *	25,000	1,968,500
McKesson Corp.	85,000	5,366,050
Medco Health Solutions, Inc. *	15,000	1,166,400
Wellpoint, Inc. *	93,000	7,571,130

		20,748,290
Holdings Companies/Conglomerates - 0.67%
General Electric Company	100,000	3,758,000
Industrial Machinery - 3.00%
AGCO Corp. *	6,000	259,680
Cummins, Inc.	58,000	5,465,340
Deere & Company	42,000	5,059,740
Terex Corp. *	71,000	6,018,670

		16,803,430
Insurance - 10.86%
Aetna, Inc.	110,000	5,822,300
Allstate Corp.	50,145	3,083,918
Ambac Financial Group, Inc.	45,000	4,032,450
American International Group, Inc.	218,000	15,770,120
Chubb Corp.	133,000	7,297,710
MetLife, Inc.	28,000	1,904,000
PMI Group, Inc.	54,000	2,669,760
Prudential Financial, Inc.	86,000	8,773,720
SAFECO Corp.	67,000	4,204,250
The Travelers Companies, Inc.	135,430	7,336,243

		60,894,471
International Oil - 10.33%
Chevron Corp.	233,000	18,987,170
Exxon Mobil Corp.	468,000	38,923,560

		57,910,730
Leisure Time - 1.58%
The Walt Disney Company	250,000	8,860,000
Manufacturing - 2.02%
Honeywell International, Inc.	129,000	7,470,390
SPX Corp.	44,000	3,866,280

		11,336,670
Office Furnishings & Supplies - 0.66%
OfficeMax, Inc.	61,975	2,782,677

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Office Furnishings & Supplies
(continued)
Steelcase, Inc. Class A	47,000	$912,740

		3,695,417
Paper - 1.23%
International Paper Company	176,000	6,893,920
Petroleum Services - 3.88%
Tesoro Petroleum Corp.	104,000	6,435,520
Tidewater, Inc.	89,000	5,874,000
Valero Energy Corp.	127,000	9,476,740

		21,786,260
Pharmaceuticals - 6.19%
AmerisourceBergen Corp.	107,000	5,480,540
Merck & Company, Inc.	169,000	8,864,050
Pfizer, Inc.	740,000	20,342,600

		34,687,190
Retail Grocery - 2.13%
Safeway, Inc.	136,000	4,689,280
The Kroger Company	239,000	7,246,480

		11,935,760
Retail Trade - 2.02%
J.C. Penney Company, Inc.	31,000	2,494,880
Macy's, Inc. *	75,000	2,994,750
Nordstrom, Inc.	12,159	631,417
RadioShack Corp.	153,000	5,223,420

		11,344,467
Semiconductors - 3.01%
Intersil Corp., Class A	182,000	5,478,200
KLA-Tencor Corp.	102,000	5,607,960
Novellus Systems, Inc. *	19,000	583,110
Teradyne, Inc. *	305,000	5,191,100

		16,860,370
Software - 1.06%
BMC Software, Inc. *	12,335	408,782
Compuware Corp. *	175,000	1,988,000
Novell, Inc. *	248,000	1,939,360
Oracle Corp. *	83,441	1,617,086

		5,953,228
Steel - 2.54%
Nucor Corp.	107,000	7,226,780
United States Steel Corp.	62,000	7,015,920

		14,242,700
Telecommunications Equipment &
Services - 1.32%
ADC Telecommunications, Inc. *	250,000	4,187,500
Avaya, Inc. *	203,000	3,248,000

		7,435,500
Telephone - 2.83%
AT&T, Inc.	195,000	8,061,300
CenturyTel, Inc.	14,000	691,880

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Qwest Communications International, Inc. *	692,000	$7,120,680

		15,873,860
Tires & Rubber - 0.75%
Goodyear Tire & Rubber Company *	118,000	4,185,460

Tobacco - 0.47%
UST, Inc.	49,000	2,616,110

Toys, Amusements & Sporting Goods - 1.65%
Hasbro, Inc.	108,000	3,472,200
Mattel, Inc.	206,466	5,783,113

		9,255,313
Trucking & Freight - 0.82%
YRC Worldwide, Inc. *	114,000	4,582,800

TOTAL COMMON STOCKS (Cost $462,569,602)		$558,052,648

REPURCHASE AGREEMENTS - 0.13%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$709,091 on 06/01/2007,
collateralized by $745,000 Federal
Home Loan Mortgage Corp.,
4.875% due 05/17/2017 (valued at
$723,544, including interest)	$709,000	$709,000

TOTAL REPURCHASE AGREEMENTS
(Cost $709,000)		$709,000

Total Investments (Large Cap Value Fund)
(Cost $463,278,602) - 99.66%		$558,761,648
Other Assets in Excess of Liabilities - 0.34%		1,926,421

TOTAL NET ASSETS - 100.00%		$560,688,069

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.74%

Advertising - 0.24%
ValueClick, Inc. *	33,047	$1,035,362
Aerospace - 0.31%
Alliant Techsystems, Inc. *	10,948	1,105,748
Sequa Corp., Class A *	2,293	252,230

		1,357,978
Air Travel - 0.32%
Airtran Holdings, Inc. *	30,327	375,751
Alaska Air Group, Inc. *	13,379	390,132
JetBlue Airways Corp. *	59,163	637,777

		1,403,660
Apparel & Textiles - 0.98%
Hanesbrands, Inc. *	31,997	835,122

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Mohawk Industries, Inc. *	17,831	$1,819,832
Phillips-Van Heusen Corp.	18,439	1,126,991
Timberland Company, Class A *	16,686	456,195

		4,238,140
Auto Parts - 1.34%
ArvinMeritor, Inc.	23,682	494,480
BorgWarner, Inc.	19,250	1,620,080
Federal Signal Corp.	15,822	258,531
Gentex Corp.	47,453	842,291
Lear Corp. *	25,364	904,734
Modine Manufacturing Company	10,907	256,424
O'Reilly Automotive, Inc. *	37,652	1,430,399

		5,806,939
Auto Services - 0.41%
Avis Budget Group, Inc. *	33,627	1,017,217
Copart, Inc. *	23,641	737,363

		1,754,580
Banking - 3.42%
Associated Banc-Corp.	43,321	1,430,026
Astoria Financial Corp.	28,032	747,333
Bank of Hawaii Corp.	16,511	883,504
Cathay General Bancorp, Inc.	17,193	582,499
City National Corp.	13,287	1,028,945
Colonial Bancgroup, Inc.	50,740	1,280,678
Cullen Frost Bankers, Inc.	19,877	1,056,860
First Niagara Financial Group, Inc.	36,289	497,885
FirstMerit Corp.	26,598	572,655
Greater Bay Bancorp	16,944	472,907
New York Community Bancorp, Inc.	91,032	1,591,239
SVB Financial Group *	11,458	608,076
TCF Financial Corp.	37,249	1,051,539
Washington Federal, Inc.	29,038	728,273
Webster Financial Corp.	18,749	843,518
Westamerica Bancorp	10,069	466,195
Wilmington Trust Corp.	22,740	971,225

		14,813,357
Biotechnology - 1.53%
Affymetrix, Inc. *	22,650	588,447
Cephalon, Inc. *	21,812	1,810,614
Charles River Laboratories International, Inc. *	22,225	1,181,703
Invitrogen Corp. *	15,628	1,132,092
Millennium Pharmaceuticals, Inc. *	105,501	1,146,796
Techne Corp. *	13,089	781,283

		6,640,935
Broadcasting - 0.25%
Belo Corp., Class A	29,221	649,583
Entercom Communications Corp.	9,306	247,540
Westwood One, Inc.	23,218	187,137

		1,084,260

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction - 0.83%
Dycom Industries, Inc. *	13,500	$401,490
Granite Construction, Inc.	11,249	770,444
KBR, Inc. *	55,665	1,532,457
RPM International, Inc.	39,718	902,393

		3,606,784
Business Services - 5.83%
Acxiom Corp.	22,893	636,425
Alliance Data Systems Corp. *	21,931	1,708,864
Brinks Company	16,105	1,061,803
Cadence Design Systems, Inc. *	92,914	2,110,077
Catalina Marketing Corp.	12,045	384,235
Ceridian Corp. *	46,894	1,658,641
ChoicePoint, Inc. *	25,423	1,115,053
Corporate Executive Board Company	12,682	843,480
CSG Systems International, Inc. *	15,059	418,640
Deluxe Corp.	17,132	748,154
DST Systems, Inc. *	18,379	1,538,874
Dun & Bradstreet Corp.	19,923	1,994,890
Fair Isaac Corp.	18,966	717,863
Gartner Group, Inc., Class A *	17,280	476,237
Global Payments, Inc.	22,731	910,149
Harte-Hanks, Inc.	15,679	411,731
Jacobs Engineering Group, Inc. *	39,280	2,276,276
Kelly Services, Inc., Class A	7,149	206,034
Korn/Ferry International *	14,176	368,718
Manpower, Inc.	28,277	2,601,484
MPS Group, Inc. *	34,029	467,899
Navigant Consulting Company *	18,030	375,745
Rollins, Inc.	9,972	230,253
Sotheby's	18,991	901,503
SRA International, Inc., Class A *	13,683	347,411
The BISYS Group, Inc. *	40,184	472,162
Wind River Systems, Inc. *	25,079	266,088

		25,248,689
Cellular Communications - 0.59%
RF Micro Devices, Inc. *	64,069	418,370
Telephone & Data Systems, Inc.	34,564	2,139,512

		2,557,882
Chemicals - 3.10%
Airgas, Inc.	26,085	1,112,265
Albemarle Corp.	26,230	1,065,987
Cabot Corp.	21,363	1,032,047
Chemtura Corp.	80,054	871,788
Cytec Industries, Inc.	13,972	830,636
Ferro Corp.	14,325	340,505
FMC Corp.	12,723	1,064,406
Lubrizol Corp.	22,964	1,509,194
Lyondell Chemical Company	71,158	2,644,943
Minerals Technologies, Inc.	6,307	401,188
Olin Corp.	24,401	493,876
Sensient Technologies Corp.	15,529	404,375

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
The Scotts Company, Class A	14,502	$667,672
Valspar Corp.	33,925	980,093

		13,418,975
Coal - 0.44%
Arch Coal, Inc.	47,275	1,908,964
Colleges & Universities - 0.78%
Career Education Corp. *	31,508	1,098,684
Corinthian Colleges, Inc. *	28,688	419,132
DeVry, Inc.	19,794	665,078
ITT Educational Services, Inc. *	10,640	1,204,342

		3,387,236
Computers & Business Equipment - 2.18%
3Com Corp. *	131,924	617,404
Avocent Corp. *	16,867	472,782
CDW Corp.	20,122	1,713,187
Diebold, Inc.	21,817	1,081,687
Ingram Micro, Inc., Class A *	47,337	980,823
Jack Henry & Associates, Inc.	25,654	678,548
National Instruments Corp.	18,944	597,115
Palm, Inc. *	33,897	552,182
Parametric Technology Corp. *	37,874	707,486
Tech Data Corp. *	18,084	666,576
Western Digital Corp. *	73,050	1,374,071

		9,441,861
Construction & Mining Equipment - 0.48%
Joy Global, Inc.	36,332	2,057,481
Construction Materials - 0.96%
Florida Rock Industries, Inc.	16,389	1,115,435
Louisiana-Pacific Corp.	34,644	710,202
Martin Marietta Materials, Inc.	14,960	2,325,383

		4,151,020
Containers & Glass - 0.49%
Packaging Corp. of America	27,169	702,590
Sonoco Products Company	33,038	1,430,546

		2,133,136
Cosmetics & Toiletries - 0.16%
Alberto-Culver Company	27,029	671,400
Crude Petroleum & Natural Gas - 3.90%
Cimarex Energy Company	27,641	1,161,751
Forest Oil Corp. *	18,202	738,819
Newfield Exploration Company *	43,164	2,073,599
Noble Energy, Inc.	56,582	3,581,075
Patterson-UTI Energy, Inc.	51,979	1,373,285
Pioneer Natural Resources Company	41,008	2,116,833
Plains Exploration & Production Company *	24,040	1,272,197
Pogo Producing Company	19,418	1,049,931
Quicksilver Resources, Inc. *	18,398	818,527
Southwestern Energy Company *	56,109	2,670,788

		16,856,805

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Domestic Oil - 0.79%
Denbury Resources, Inc. *	40,001	$1,450,436
Encore Aquisition Company *	17,636	485,872
Frontier Oil Corp.	36,267	1,460,109

		3,396,417
Drugs & Health Care - 0.11%
Perrigo Company	25,210	493,108
Educational Services - 0.37%
Laureate Education, Inc. *	17,080	1,023,263
Strayer Education, Inc.	4,746	594,009

		1,617,272
Electrical Equipment - 0.70%
AMETEK, Inc.	35,262	1,330,788
Hubbell, Inc., Class B	19,911	1,121,587
Varian, Inc. *	10,146	597,092

		3,049,467
Electrical Utilities - 4.31%
Alliant Energy Corp.	38,594	1,667,261
Black Hills Corp.	11,092	454,661
DPL, Inc.	37,555	1,145,803
Duquesne Light Holdings, Inc.	29,152	588,870
Great Plains Energy, Inc.	28,531	887,885
Hawaiian Electric Industries, Inc.	27,052	662,774
IDACORP, Inc.	14,489	481,180
Northeast Utilities	51,229	1,557,874
NSTAR	35,465	1,235,246
OGE Energy Corp.	30,332	1,119,857
Pepco Holdings, Inc.	63,905	1,908,203
PNM Resources, Inc.	25,197	743,564
Puget Energy, Inc.	38,757	977,064
Quanta Services, Inc. *	39,287	1,179,003
Sierra Pacific Resources *	73,465	1,392,896
Westar Energy, Inc.	29,052	770,169
Wisconsin Energy Corp.	38,833	1,880,682

		18,652,992
Electronics - 2.93%
Amphenol Corp., Class A	59,122	2,115,385
Arrow Electronics, Inc. *	40,809	1,675,210
Avnet, Inc. *	42,688	1,828,754
DRS Technologies, Inc.	13,456	690,966
Imation Corp.	11,642	441,348
Kemet Corp. *	27,803	213,527
Mentor Graphics Corp. *	28,212	402,303
Synopsys, Inc. *	48,195	1,278,131
Teleflex, Inc.	12,989	1,043,017
Thomas & Betts Corp. *	17,065	990,111
Vishay Intertechnology, Inc. *	61,252	1,091,511
Zebra Technologies Corp., Class A *	22,891	918,158

		12,688,421
Energy - 1.29%
Energy East Corp.	52,076	1,258,677

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Hanover Compressor Company *	34,731	$868,275
MDU Resources Group, Inc.	60,149	1,823,116
SCANA Corp.	38,738	1,642,104

		5,592,172
Financial Services - 4.49%
A.G. Edwards, Inc.	24,993	2,203,383
AmeriCredit Corp. *	38,990	1,035,185
Broadridge Financial Solutions, Inc. *	45,680	924,563
Eaton Vance Corp.	41,963	1,841,756
Fidelity National Financial, Inc., Class A	73,565	2,062,763
GATX Corp.	17,609	905,983
IndyMac Bancorp, Inc.	24,017	806,491
Investors Financial Services Corp.	21,910	1,347,903
Jefferies Group, Inc.	34,926	1,070,133
Leucadia National Corp.	53,879	1,931,023
MoneyGram International, Inc.	27,848	811,491
Nuveen Investments, Inc., Class A	26,361	1,446,164
Raymond James Financial, Inc.	30,729	1,023,583
SEI Investments Company	21,049	1,299,355
Waddell & Reed Financial, Inc., Class A	27,843	722,247

		19,432,023
Food & Beverages - 1.11%
Hansen Natural Corp. *	20,211	804,398
Hormel Foods Corp.	24,271	908,949
J.M. Smucker Company	18,800	1,084,760
PepsiAmericas, Inc.	20,094	494,714
Smithfield Foods, Inc. *	39,520	1,270,173
Tootsie Roll Industries, Inc.	9,008	253,125

		4,816,119
Forest Products - 0.27%
Rayonier, Inc.	25,647	1,153,089
Furniture & Fixtures - 0.05%
Furniture Brands International, Inc.	16,050	232,725
Gas & Pipeline Utilities - 1.91%
AGL Resources, Inc.	25,817	1,101,353
Aquila, Inc. *	124,396	531,171
Equitable Resources, Inc.	40,385	2,100,828
National Fuel Gas Company	27,483	1,252,125
ONEOK, Inc.	36,806	1,991,205
Vectren Corp.	25,319	733,238
WGL Holdings, Inc.	16,317	575,501

		8,285,421
Healthcare Products - 3.32%
Advanced Medical Optics, Inc. *	19,820	695,682
Beckman Coulter, Inc.	20,477	1,339,196
Cytyc Corp. *	38,113	1,611,418
DENTSPLY International, Inc.	50,514	1,825,576
Edwards Lifesciences Corp. *	19,220	964,844
Gen-Probe, Inc. *	17,365	939,273
Henry Schein, Inc. *	29,205	1,563,344

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Hillenbrand Industries, Inc.	20,432	$1,352,598
Intuitive Surgical, Inc. *	12,331	1,697,115
ResMed, Inc. *	25,502	1,149,630
STERIS Corp.	21,540	647,708
Ventana Medical Systems, Inc. *	10,972	564,619

		14,351,003
Healthcare Services - 2.13%
Apria Healthcare Group, Inc. *	14,385	416,590
Cerner Corp. *	21,740	1,235,049
Covance, Inc. *	21,242	1,413,655
Health Net, Inc. *	37,160	2,121,093
Kindred Healthcare, Inc. *	10,607	339,424
Lincare Holdings, Inc. *	29,069	1,165,376
Omnicare, Inc.	40,334	1,509,298
WellCare Health Plans, Inc. *	11,012	1,013,545

		9,214,030
Homebuilders - 1.06%
Beazer Homes USA, Inc.	13,001	465,046
Hovnanian Enterprises, Inc., Class A *	12,142	306,707
M.D.C. Holdings, Inc.	11,570	628,714
NVR, Inc. *	1,603	1,277,591
Ryland Group, Inc.	14,136	653,083
Toll Brothers, Inc. *	42,108	1,235,027

		4,566,168
Hotels & Restaurants - 1.33%
Applebee's International, Inc.	24,678	646,564
Bob Evans Farms, Inc.	11,882	459,833
Boyd Gaming Corp.	14,185	709,817
Brinker International, Inc.	40,613	1,297,992
CBRL Group, Inc.	8,363	375,833
OSI Restaurant Partners, Inc.	24,948	1,015,384
Ruby Tuesday, Inc.	18,032	497,142
The Cheesecake Factory, Inc. *	25,990	733,438

		5,736,003
Household Products - 0.87%
Blyth, Inc.	8,350	229,124
Church & Dwight, Inc.	21,783	1,089,368
Energizer Holdings, Inc. *	18,637	1,846,181
Tupperware Brands Corp.	20,263	585,803

		3,750,476
Industrial Machinery - 3.02%
AGCO Corp. *	30,327	1,312,553
Cameron International Corp. *	37,365	2,649,179
Donaldson Company, Inc.	22,880	835,806
Flowserve Corp.	18,813	1,305,810
FMC Technologies, Inc. *	22,432	1,695,859
Graco, Inc.	22,130	886,085
Grant Prideco, Inc. *	42,486	2,412,780
Kennametal, Inc.	12,828	986,730

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Lincoln Electric Holdings, Inc.	14,213	$999,032

		13,083,834
Industrials - 0.93%
Crane Company	16,900	738,361
Fastenal Company	41,672	1,806,064
Harsco Corp.	27,903	1,486,114

		4,030,539
Insurance - 4.74%
American Financial Group, Inc.	23,260	829,219
Arthur J. Gallagher & Company	32,658	960,145
Brown & Brown, Inc.	38,250	996,795
Commerce Group, Inc.	15,921	542,747
Everest Re Group, Ltd.	21,263	2,280,032
First American Corp.	32,037	1,715,581
Hanover Insurance Group, Inc.	17,024	830,601
HCC Insurance Holdings, Inc.	37,156	1,222,804
Horace Mann Educators Corp.	14,320	319,622
Mercury General Corp.	11,799	661,806
Ohio Casualty Corp.	19,890	856,463
Old Republic International Corp.	76,759	1,662,600
PMI Group, Inc.	28,846	1,426,146
Protective Life Corp.	23,249	1,163,148
Radian Group, Inc.	26,542	1,642,950
Stancorp Financial Group, Inc.	17,788	904,698
Unitrin, Inc.	13,349	653,834
W.R. Berkley Corp.	56,347	1,856,070

		20,525,261
Internet Retail - 0.10%
Netflix, Inc. *	20,076	440,066
Internet Software - 0.97%
CheckFree Corp. *	29,024	1,139,192
F5 Networks, Inc. *	13,706	1,113,750
McAfee, Inc. *	52,969	1,947,140

		4,200,082
Leisure Time - 0.42%
Callaway Golf Company	20,645	375,120
International Speedway Corp., Class A	11,874	622,198
Scientific Games Corp., Class A *	22,281	831,972

		1,829,290
Life Sciences - 0.29%
Pharmaceutical Product Development, Inc.	34,463	1,257,899
Manufacturing - 1.88%
Carlisle Companies, Inc.	20,258	894,391
Lancaster Colony Corp.	7,765	340,184
Mine Safety Appliances Company	9,926	426,818
Nordson Corp.	11,185	581,508
Pentair, Inc.	33,169	1,226,921
Roper Industries, Inc.	29,191	1,703,587
SPX Corp.	19,825	1,742,023

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Trinity Industries, Inc.	26,557	$1,226,137

		8,141,569
Medical-Hospitals - 1.69%
Community Health Systems, Inc. *	31,234	1,190,640
Health Management Associates, Inc., Class A	80,393	884,323
Lifepoint Hospitals, Inc. *	19,048	773,158
Psychiatric Solutions, Inc. *	17,834	695,883
Triad Hospitals, Inc. *	29,338	1,569,876
Universal Health Services, Inc., Class B	17,890	1,105,423
VCA Antech, Inc. *	27,768	1,099,058

		7,318,361
Metal & Metal Products - 0.99%
Commercial Metals Company	39,251	1,379,673
Matthews International Corp., Class A	10,880	481,005
Reliance Steel & Aluminum Company	21,408	1,313,809
Timken Company	31,277	1,099,699

		4,274,186
Mobile Homes - 0.12%
Thor Industries, Inc.	11,654	507,881
Newspapers - 0.42%
Lee Enterprises, Inc.	15,290	384,085
Washington Post Company, Class B	1,870	1,438,030

		1,822,115
Office Furnishings & Supplies - 0.34%
Herman Miller, Inc.	21,415	770,940
HNI Corp.	15,910	700,995

		1,471,935
Paper - 0.27%
Bowater, Inc.	18,663	388,004
P.H. Glatfelter Company	14,870	202,083
Potlatch Corp.	12,913	565,331

		1,155,418
Petroleum Services - 1.27%
Helmerich & Payne, Inc.	34,278	1,161,681
Pride International, Inc. *	54,907	1,977,201
Superior Energy Services, Inc. *	26,775	1,075,284
Tidewater, Inc.	19,082	1,259,412

		5,473,578
Pharmaceuticals - 1.28%
Medicis Pharmaceutical Corp., Class A	18,463	609,279
Par Pharmaceutical Companies, Inc. *	11,931	349,698
PDL BioPharma, Inc. *	38,273	1,052,890
Sepracor, Inc. *	36,584	1,781,641
Valeant Pharmaceuticals International	31,350	495,016
Vertex Pharmaceuticals, Inc. *	42,053	1,255,703

		5,544,227
Publishing - 0.47%
American Greetings Corp., Class A	18,873	494,661
John Wiley & Sons, Inc., Class A	14,683	673,216

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Publishing (continued)
Media General, Inc., Class A	8,011	$292,001
Scholastic Corp. *	8,610	273,540
Valassis Communications, Inc. *	15,898	284,733

		2,018,151
Real Estate - 3.22%
AMB Property Corp., REIT	32,840	1,899,794
Cousins Properties, Inc., REIT	14,508	469,769
Equity One, Inc., REIT	12,510	366,543
Highwoods Properties, Inc., REIT	18,673	818,624
Hospitality Properties Trust, REIT	31,158	1,384,662
Liberty Property Trust, REIT	30,350	1,424,022
Mack-California Realty Corp., REIT	22,510	1,087,008
Regency Centers Corp., REIT	22,976	1,805,224
The Macerich Company, REIT	23,889	2,130,899
UDR, Inc., REIT	45,007	1,366,413
Weingarten Realty Investors, REIT	25,087	1,170,559

		13,923,517
Retail Grocery - 0.09%
Ruddick Corp.	11,926	373,165
Retail Trade - 6.25%
99 Cents Only Stores *	15,478	217,311
Advance Auto Parts, Inc.	35,086	1,453,262
Aeropostale, Inc. *	17,457	808,259
American Eagle Outfitters, Inc.	66,630	1,799,010
AnnTaylor Stores Corp. *	23,846	932,140
Barnes & Noble, Inc.	16,992	726,748
BJ's Wholesale Club, Inc. *	21,365	808,024
Borders Group, Inc.	19,727	439,715
CarMax, Inc. *	71,353	1,712,472
Charming Shoppes, Inc. *	40,942	510,137
Chico's FAS, Inc. *	58,359	1,589,699
Coldwater Creek, Inc. *	20,089	499,212
Dick's Sporting Goods, Inc. *	12,487	693,903
Dollar Tree Stores, Inc. *	34,069	1,441,459
Foot Locker, Inc.	51,681	1,133,881
GameStop Corp., Class A *	50,364	1,862,461
MSC Industrial Direct Company, Inc., Class A	17,756	951,011
Pacific Sunwear of California, Inc. *	23,063	458,723
Payless ShoeSource, Inc. *	21,910	782,625
PetSmart, Inc.	45,062	1,542,022
Regis Corp.	14,915	594,661
Rent-A-Center, Inc. *	23,348	632,731
Ross Stores, Inc.	46,403	1,523,875
Saks, Inc. *	46,112	924,084
United Rentals, Inc. *	22,121	742,160
Urban Outfitters, Inc. *	37,185	988,377
Williams-Sonoma, Inc.	37,239	1,262,030

		27,029,992
Sanitary Services - 0.93%
Aqua America, Inc.	43,944	1,004,560
Republic Services, Inc.	55,946	1,694,045

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sanitary Services (continued)
Stericycle, Inc. *	14,715	$1,341,566

		4,040,171
Semiconductors - 3.20%
Atmel Corp. *	142,242	795,133
Cree, Inc. *	27,960	629,100
Cypress Semiconductor Corp. *	61,429	1,318,881
Fairchild Semiconductor International, Inc. *	41,023	755,644
Integrated Device Technology, Inc. *	65,252	979,432
International Rectifier Corp. *	24,078	872,346
Intersil Corp., Class A	45,023	1,355,192
Lam Research Corp. *	47,075	2,526,044
Lattice Semiconductor Corp. *	38,099	200,782
Micrel, Inc.	18,826	234,572
Microchip Technology, Inc.	71,752	2,911,696
Semtech Corp. *	24,187	402,713
Silicon Laboratories, Inc. *	18,208	630,361
Triquint Semiconductor, Inc. *	45,581	240,668

		13,852,564
Software - 0.81%
Activision, Inc. *	82,855	1,639,700
Advent Software, Inc. *	6,617	238,543
Macrovision Corp. *	17,320	484,094
Sybase, Inc. *	30,529	734,528
Transaction Systems Architects, Inc., Class A *	12,459	424,229

		3,521,094
Steel - 0.43%
Steel Dynamics, Inc.	28,970	1,358,693
Worthington Industries, Inc.	23,206	489,879

		1,848,572
Telecommunications Equipment &
Services - 1.12%
ADTRAN, Inc.	20,486	554,351
Andrew Corp. *	51,996	687,907
CommScope, Inc. *	19,892	1,088,689
NeuStar, Inc., Class A *	21,511	625,110
Plantronics, Inc.	15,903	386,443
Polycom, Inc. *	30,177	957,214
Powerwave Technologies, Inc. *	43,233	275,827
UTStarcom, Inc. *	35,309	254,578

		4,830,119
Telephone - 0.62%
Cincinnati Bell, Inc. *	82,172	479,063
Harris Corp.	44,523	2,222,588

		2,701,651
Tires & Rubber - 0.05%
Bandag, Inc.	3,812	193,459
Tobacco - 0.13%
Universal Corp.	8,623	548,164
Transportation - 1.28%
Alexander & Baldwin, Inc.	14,237	761,537

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
Con-way, Inc.	15,457	$876,412
Expeditors International of Washington, Inc.	71,083	3,103,484
Overseas Shipholding Group, Inc.	9,802	779,749

		5,521,182
Trucking & Freight - 0.83%
J.B. Hunt Transport Services, Inc.	34,161	995,452
Oshkosh Truck Corp.	24,548	1,514,366
Werner Enterprises, Inc.	16,513	319,196
YRC Worldwide, Inc. *	18,996	763,639

		3,592,653

TOTAL COMMON STOCKS (Cost $359,353,201)		$405,673,045

SHORT TERM INVESTMENTS - 4.42%

BP Capital Markets PLC
5.30% due 06/01/2007	$1,470,000	$1,470,000
Dresdner U.S. Finance, Inc.
5.30% due 06/01/2007	6,730,000	6,730,000
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 06/11/2007	3,000,000	2,995,712
Federal National Mortgage Association
Discount Notes
zero coupon due 06/15/2007	6,700,000	6,686,647
U.S. Treasury Bills
zero coupon due 07/19/2007 ****	1,250,000	1,241,983

TOTAL SHORT TERM INVESTMENTS
(Cost $19,124,342)		$19,124,342

Total Investments (Mid Cap Index Fund)
(Cost $378,477,543) - 98.16%		$424,797,387
Other Assets in Excess of Liabilities - 1.84%		7,957,982

TOTAL NET ASSETS - 100.00%		$432,755,369

Mid Cap Intersection Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.59%

Aerospace - 1.37%
Teledyne Technologies, Inc. *	16,300	$751,104
Woodward Governor Company	70,900	3,916,516

		4,667,620
Air Travel - 0.49%
SkyWest, Inc.	60,100	1,654,553

Aluminum - 0.36%
Century Aluminum Company *	21,800	1,228,212
Apparel & Textiles - 0.75%
Crocs, Inc. *	10,700	870,552
Mohawk Industries, Inc. *	8,702	888,126
Phillips-Van Heusen Corp.	12,861	786,064

		2,544,742

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts - 1.11%
TRW Automotive Holdings Corp. *	92,900	$3,769,882
Auto Services - 1.32%
Avis Budget Group, Inc. *	148,610	4,495,452
Banking - 0.74%
FirstMerit Corp.	116,779	2,514,252
Biotechnology - 2.10%
Cephalon, Inc. *	63,845	5,299,773
Millennium Pharmaceuticals, Inc. *	167,985	1,825,997

		7,125,770
Building Materials & Construction - 0.53%
KBR, Inc. *	65,135	1,793,167
Business Services - 6.25%
Cadence Design Systems, Inc. *	205,441	4,665,565
Compucredit Corp. *	51,290	1,888,498
DST Systems, Inc. *	50,468	4,225,686
Dun & Bradstreet Corp.	9,722	973,464
Manpower, Inc.	66,399	6,108,708
Perot Systems Corp., Class A *	101,200	1,728,496
Sotheby's	34,867	1,655,136

		21,245,553
Cellular Communications - 0.31%
Telephone & Data Systems, Inc.	16,867	1,044,067
Chemicals - 2.42%
Albemarle Corp.	17,000	690,880
Ashland, Inc.	11,900	717,808
FMC Corp.	9,409	787,157
Lubrizol Corp.	17,007	1,117,700
Lyondell Chemical Company	91,624	3,405,664
Terra Industries, Inc. *	40,400	783,356
W. R. Grace & Company *	27,200	736,304

		8,238,869
Colleges & Universities - 0.75%
ITT Educational Services, Inc. *	22,393	2,534,664
Computers & Business Equipment - 2.58%
Electronics for Imaging, Inc. *	48,800	1,391,288
Ingram Micro, Inc., Class A *	248,101	5,140,652
Parametric Technology Corp. *	118,982	2,222,584

		8,754,524
Containers & Glass - 0.97%
Greif, Inc., Class A	23,800	1,324,708
Sonoco Products Company	45,823	1,984,136

		3,308,844
Crude Petroleum & Natural Gas - 3.90%
Cabot Oil & Gas Corp.	39,500	1,540,500
Cimarex Energy Company	34,489	1,449,573
Noble Energy, Inc.	55,812	3,532,341
Patterson-UTI Energy, Inc.	53,166	1,404,646
Unit Corp. *	86,400	5,323,104

		13,250,164

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care - 0.69%
West Pharmaceutical Services, Inc.	46,000	$2,339,560

Electrical Equipment - 0.22%
AMETEK, Inc.	19,907	751,290

Electrical Utilities - 4.19%
CenterPoint Energy, Inc.	192,000	3,634,560
Northeast Utilities	173,400	5,273,094
NSTAR	20,107	700,327
Pepco Holdings, Inc.	31,185	931,184
PNM Resources, Inc.	49,196	1,451,774
Puget Energy, Inc.	27,913	703,687
Westar Energy, Inc.	58,477	1,550,225

		14,244,851
Electronics - 3.81%
Amphenol Corp., Class A	64,452	2,306,093
Arrow Electronics, Inc. *	19,914	817,470
Avnet, Inc. *	59,631	2,554,592
Belden CDT, Inc.	22,600	1,294,076
Mentor Graphics Corp. *	68,967	983,469
Teleflex, Inc.	10,038	806,051
Vishay Intertechnology, Inc. *	235,990	4,205,342

		12,967,093
Energy - 2.89%
Energen Corp.	86,500	5,096,580
MDU Resources Group, Inc.	156,253	4,736,028

		9,832,608
Financial Services - 5.70%
Affiliated Managers Group, Inc. *	40,500	5,273,100
CapitalSource, Inc.	187,100	4,920,730
Eaton Vance Corp.	34,378	1,508,850
IndyMac Bancorp, Inc.	76,720	2,576,258
The First Marblehead Corp.	19,800	737,748
UMB Financial Corp.	81,700	3,154,437
Waddell & Reed Financial, Inc., Class A	46,488	1,205,899

		19,377,022
Food & Beverages - 0.85%
Tyson Foods, Inc., Class A	130,300	2,904,387

Gas & Pipeline Utilities - 1.23%
UGI Corp.	144,600	4,164,480

Healthcare Products - 0.63%
Beckman Coulter, Inc.	32,692	2,138,057

Healthcare Services - 2.73%
Health Net, Inc. *	119,133	6,800,112
Weight Watchers International, Inc.	47,800	2,496,116

		9,296,228
Homebuilders - 0.21%
NVR, Inc. *	881	702,157

Hotels & Restaurants - 0.26%
CBRL Group, Inc.	19,581	879,970

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Appliances - 1.42%
Whirlpool Corp.	43,200	$4,823,280
Household Products - 1.75%
Church & Dwight, Inc.	30,730	1,536,807
Energizer Holdings, Inc. *	9,495	940,575
Newell Rubbermaid, Inc.	109,600	3,480,896

		5,958,278
Industrial Machinery - 3.05%
AGCO Corp. *	33,199	1,436,853
Gardner Denver, Inc. *	78,000	3,212,820
Grant Prideco, Inc. *	56,834	3,227,603
The Manitowoc Company, Inc.	32,800	2,485,584

		10,362,860
Industrials - 0.21%
Harsco Corp.	13,617	725,241
Insurance - 7.09%
Allied World Assurance Holdings, Ltd.	107,800	5,461,148
American Financial Group, Inc.	20,451	729,078
Axis Capital Holdings, Ltd.	130,300	5,155,971
Everest Re Group, Ltd.	66,376	7,117,499
HCC Insurance Holdings, Inc.	23,532	774,438
PMI Group, Inc.	16,276	804,685
Reinsurance Group of America, Inc.	65,000	4,070,300

		24,113,119
Internet Retail - 0.58%
Netflix, Inc. *	89,697	1,966,158

Internet Software - 0.27%
McAfee, Inc. *	25,249	928,153

Manufacturing - 2.32%
Acuity Brands, Inc.	81,800	4,966,078
Barnes Group, Inc.	26,900	793,281
Ceradyne, Inc. *	17,000	1,148,690
Mettler-Toledo International, Inc. *	9,800	963,340

		7,871,389
Medical-Hospitals - 1.32%
Lifepoint Hospitals, Inc. *	110,895	4,501,228

Metal & Metal Products - 2.58%
Commercial Metals Company	21,355	750,628
Precision Castparts Corp.	57,019	6,817,192
Reliance Steel & Aluminum Company	19,647	1,205,736

		8,773,556
Mining - 0.68%
Cleveland-Cliffs, Inc.	26,100	2,304,369

Office Furnishings & Supplies - 0.29%
Herman Miller, Inc.	27,051	973,836

Paper - 0.20%
Rock-Tenn Company, Class A	19,400	677,448

Petroleum Services - 2.97%
Pride International, Inc. *	85,094	3,064,235
SEACOR Holdings, Inc. *	37,900	3,505,371

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Tesoro Petroleum Corp.	57,200	$3,539,536

		10,109,142
Pharmaceuticals - 3.39%
Alkermes, Inc. *	134,900	2,166,494
Amylin Pharmaceuticals, Inc. *	81,200	3,755,500
Barr Pharmaceuticals, Inc. *	38,600	2,058,152
PDL BioPharma, Inc. *	26,078	717,406
Regeneron Pharmaceuticals, Inc. *	39,700	890,868
Vertex Pharmaceuticals, Inc. *	64,322	1,920,655

		11,509,075
Real Estate - 1.43%
Forest City Enterprises, Inc., Class A	24,800	1,738,480
Maguire Properties, Inc., REIT	40,300	1,456,039
Weingarten Realty Investors, REIT	35,500	1,656,430

		4,850,949
Retail Trade - 7.33%
Aaron Rents, Inc., Class B	28,500	817,380
Abercrombie & Fitch Company, Class A	50,000	4,132,500
Advance Auto Parts, Inc.	17,122	709,193
Aeropostale, Inc. *	65,018	3,010,334
American Eagle Outfitters, Inc.	32,515	877,905
Big Lots, Inc. *	65,400	2,060,100
BJ's Wholesale Club, Inc. *	32,800	1,240,496
Charming Shoppes, Inc. *	57,580	717,447
Dillard's, Inc., Class A	31,200	1,132,560
Dollar Tree Stores, Inc. *	46,226	1,955,822
Ross Stores, Inc.	184,444	6,057,141
United Rentals, Inc. *	66,295	2,224,197

		24,935,075
Semiconductors - 6.55%
Emulex Corp. *	105,100	2,332,169
Lam Research Corp. *	157,972	8,476,778
MEMC Electronic Materials, Inc. *	36,450	2,215,431
MKS Instruments, Inc. *	72,300	1,970,175
ON Semiconductor Corp. *	80,100	860,274
Teradyne, Inc. *	122,600	2,086,652
Varian Semiconductor Equipment
Associates, Inc. *	102,300	4,311,945

		22,253,424
Software - 0.41%
Compuware Corp. *	59,900	680,464
Sybase, Inc. *	30,199	726,588

		1,407,052
Telecommunications Equipment &
Services - 1.31%
NeuStar, Inc., Class A *	121,297	3,524,891
Polycom, Inc. *	29,726	942,909

		4,467,800
Telephone - 0.89%
CenturyTel, Inc.	37,300	1,843,366

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Harris Corp.	8,128	$405,750
U.S. Cellular Corp. *	9,900	785,763

		3,034,879

Tires & Rubber - 0.51%
Goodyear Tire & Rubber Company *	48,500	1,720,295

Toys, Amusements & Sporting Goods - 0.46%
Hasbro, Inc.	48,900	1,572,135

Trucking & Freight - 1.22%
Landstar Systems, Inc.	85,400	4,155,564

TOTAL COMMON STOCKS (Cost $319,334,526)		$331,762,343

SHORT TERM INVESTMENTS - 0.06%
U.S. Treasury Bills
zero coupon due 08/02/2007 ****	$200,000	$198,360

TOTAL SHORT TERM INVESTMENTS
(Cost $198,360)		$198,360

REPURCHASE AGREEMENTS - 2.53%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$8,615,101 on 06/01/2007,
collateralized by $9,015,000
Federal National Mortgage
Association, 5.70% due
03/27/2023 (valued at $8,789,625,
including interest)	$8,614,000	$8,614,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,614,000)		$8,614,000

Total Investments (Mid Cap Intersection Fund)
(Cost $328,146,886) - 100.18%		$340,574,703
Liabilities in Excess of Other Assets - (0.18)%		(617,896)

TOTAL NET ASSETS - 100.00%		$339,956,807

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.50%

Advertising - 1.17%
Focus Media Holding, Ltd., ADR *	132,200	$5,847,206

Aerospace - 1.10%
Teledyne Technologies, Inc. *	120,000	5,529,600

Agriculture - 1.09%
The Mosaic Company *	155,000	5,445,150

Apparel & Textiles - 0.71%
Crocs, Inc. * (a)	43,700	3,555,432

Auto Parts - 0.81%
LKQ Corp. *	161,400	4,030,158

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology - 2.99%
Cephalon, Inc. *	68,377	$5,675,975
Charles River Laboratories International, Inc. *	96,500	5,130,905
Human Genome Sciences, Inc. *	195,000	2,065,050
Millennium Pharmaceuticals, Inc. *	191,783	2,084,681

		14,956,611
Building Materials & Construction - 1.41%
Foster Wheeler, Ltd. *	68,100	7,051,074

Business Services - 6.91%
Cadence Design Systems, Inc. *	209,400	4,755,474
DST Systems, Inc. *	55,100	4,613,523
Equifax, Inc.	140,600	5,909,418
Manpower, Inc.	70,900	6,522,800
Peace Mark Holdings, Ltd.	1,238,000	1,499,741
Resources Connection, Inc. *	257,000	8,290,820
TeleTech Holdings, Inc. *	85,000	2,990,300

		34,582,076
Cable and Television - 1.71%
Gemstar-TV Guide International, Inc. *	954,400	4,390,240
Net Servicos de Comunicacao SA, PR ADR *	249,500	4,181,620

		8,571,860
Cellular Communications - 2.51%
Leap Wireless International, Inc. *	71,600	6,118,936
Millicom International Cellular SA *	16,200	1,378,296
NII Holdings, Inc. *	61,900	5,042,993

		12,540,225
Chemicals - 3.92%
Kingboard Chemical Holdings, Ltd.	977,600	4,400,389
Potash Corp. of Saskatchewan, Inc.	107,100	7,598,745
Rhodia SA *	988,700	4,123,153
Terra Industries, Inc. *	180,200	3,494,078

		19,616,365
Computers & Business Equipment - 2.95%
Diebold, Inc.	56,900	2,821,102
Juniper Networks, Inc. *	187,200	4,569,552
Network Appliance, Inc. *	229,900	7,400,481

		14,791,135
Construction & Mining Equipment - 1.06%
Joy Global, Inc.	94,000	5,323,220
Containers & Glass - 2.26%
Owens-Illinois, Inc. *	193,400	6,575,600
Rexam PLC	445,098	4,731,711

		11,307,311
Crude Petroleum & Natural Gas - 4.52%
Chesapeake Energy Corp.	196,128	6,837,022
EOG Resources, Inc.	73,800	5,675,220
Forest Oil Corp. *	130,700	5,305,113
Ultra Petroleum Corp. *	78,600	4,824,468

		22,641,823

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care - 1.92%
Mentor Corp.	99,400	$4,019,736
Shionogi & Company, Ltd.	243,247	4,174,800
Zymogenetics, Inc. * (a)	86,900	1,424,291

		9,618,827
Electrical Equipment - 1.34%
FLIR Systems, Inc. *	123,900	5,124,504
Genlyte Group, Inc. *	18,400	1,603,008

		6,727,512
Electronics - 1.54%
Garmin, Ltd. (a)	119,600	7,693,868

Energy - 1.98%
Covanta Holding Corp. *	182,000	4,513,600
LDK Solar Company, Ltd., ADR *	13,900	375,300
Suntech Power Holdings Company, Ltd., ADR *	148,300	5,030,336

		9,919,236
Financial Services - 4.46%
E*TRADE Financial Corp. *	220,195	5,273,670
Interactive Data Corp.	213,100	6,186,293
Invesco PLC, SADR	203,200	4,886,960
Nasdaq Stock Market, Inc. * (a)	179,716	5,980,949

		22,327,872
Food & Beverages - 1.17%
Tyson Foods, Inc., Class A	262,100	5,842,209

Healthcare Products - 6.08%
Dade Behring Holdings, Inc.	99,200	5,342,912
Hologic, Inc. *	136,900	7,404,921
Kyphon, Inc. *	141,300	6,710,337
Mindray Medical International, Ltd., ADR	110,400	3,146,400
St. Jude Medical, Inc. *	149,100	6,365,079
The Medicines Company *	75,539	1,473,766

		30,443,415
Healthcare Services - 0.90%
IMS Health, Inc.	137,900	4,509,330

Household Products - 1.62%
Jarden Corp. *	189,668	8,083,650

Industrial Machinery - 1.37%
Flowserve Corp.	17,400	1,207,734
Valmont Industries, Inc.	80,100	5,646,249

		6,853,983
Insurance - 0.17%
Security Capital Assurance, Ltd.	26,000	836,420

International Oil - 1.02%
Noble Corp.	55,200	5,099,928

Internet Software - 1.06%
Akamai Technologies, Inc. *	81,700	3,611,957
McAfee, Inc. *	46,700	1,716,692

		5,328,649

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time - 2.17%
DreamWorks Animation SKG, Class A *	155,939	$4,659,457
Electronic Arts, Inc. *	126,700	6,191,829

		10,851,286
Metal & Metal Products - 1.33%
Cameco Corp.	128,052	6,654,862

Mining - 2.70%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	105,900	8,334,330
Teck Cominco, Ltd., Class B	123,200	5,203,968

		13,538,298
Petroleum Services - 0.94%
GlobalSantaFe Corp.	68,900	4,705,870

Pharmaceuticals - 2.48%
Alkermes, Inc. *	159,901	2,568,010
Amylin Pharmaceuticals, Inc. *	125,667	5,812,099
Elan Corp. PLC, ADR *	204,200	4,026,824

		12,406,933
Retail Trade - 9.03%
Abercrombie & Fitch Company, Class A	58,000	4,793,700
Dick's Sporting Goods, Inc. *	14,400	800,208
Dollar Tree Stores, Inc. *	132,000	5,584,920
Fossil, Inc. *	321,600	10,037,136
J. Crew Group, Inc. *	57,100	2,562,077
Kohl's Corp. *	107,200	8,074,304
Luxottica Group SpA	131,999	4,632,846
Saks, Inc. *	114,300	2,290,572
Tiffany & Company	122,607	6,445,450

		45,221,213
Sanitary Services - 0.88%
Allied Waste Industries, Inc. *	327,500	4,408,150

Semiconductors - 1.11%
NVIDIA Corp. *	160,900	5,578,403

Software - 8.80%
Activision, Inc. *	523,200	10,354,128
Adobe Systems, Inc. *	175,600	7,740,448
Autodesk, Inc. *	108,200	4,917,690
Citrix Systems, Inc. *	2,900	97,469
Red Hat, Inc. *	219,500	5,390,920
Transaction Systems Architects, Inc., Class A *	151,700	5,165,385
VeriFone Holdings, Inc. *	192,494	6,666,067
Verint Systems, Inc. *	123,200	3,702,160

		44,034,267
Telecommunications Equipment &
Services - 3.45%
American Tower Corp., Class A *	97,449	4,207,848
Nortel Networks Corp. *	177,700	4,634,416
Sonus Networks, Inc. *	700,900	6,076,803
Tele Norte Leste Participacoes SA, ADR (a)	123,400	2,345,834

		17,264,901

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Toys, Amusements & Sporting Goods - 0.74%
Marvel Entertainment, Inc. * (a)	134,300	$3,708,023

Transportation - 3.45%
Aircastle, Ltd.	194,000	7,575,700
C.H. Robinson Worldwide, Inc.	86,900	4,708,242
Kirby Corp. *	124,700	4,990,494

		17,274,436

Travel Services - 0.67%
Ctrip.com International, Ltd., ADR	43,700	3,339,117

TOTAL COMMON STOCKS (Cost $406,278,090)		$488,059,904

SHORT TERM INVESTMENTS - 4.21%
John Hancock Cash Investment Trust (c)	$21,086,997	$21,086,997

TOTAL SHORT TERM INVESTMENTS
(Cost $21,086,997)		$21,086,997

REPURCHASE AGREEMENTS - 3.10%
The Bank of New York Tri-Party
Repurchase Agreement dated
05/31/2007 at 5.31% to be
repurchased at $15,502,287 on
06/01/2007, collateralized by
$9,537,682 Federal Government
Loan Mortgage Corp., 5.00% due
07/01/2035 (valued at $8,018,588,
including interest) and $8,417,104
Federal Government Loan
Mortgage Corp., 6.50% due
09/01/2036 (valued at $7,791,412,
including interest)	$15,500,000	$15,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,500,000)		$15,500,000

Total Investments (Mid Cap Stock Fund)
(Cost $442,865,087) - 104.81%		$524,646,901
Liabilities in Excess of Other Assets - (4.81)%		(24,054,238)

TOTAL NET ASSETS - 100.00%		$500,592,663

Mid Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.67%

Advertising - 2.38%
The Interpublic Group of Companies, Inc. *	592,506	$6,961,946

Agriculture - 3.16%
Monsanto Company	50,696	3,122,873
The Mosaic Company *	173,729	6,103,100

		9,225,973

Apparel & Textiles - 0.25%
Liz Claiborne, Inc.	20,600	714,614

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts - 1.95%
ArvinMeritor, Inc.	35,300	$737,064
Genuine Parts Company	96,493	4,952,021

		5,689,085
Broadcasting - 1.04%
Clear Channel Communications, Inc.	79,000	3,033,600

Building Materials & Construction - 1.12%
KBR, Inc. *	118,931	3,274,170

Business Services - 7.31%
Arbitron, Inc.	15,500	811,580
Cadence Design Systems, Inc. *	255,829	5,809,877
R.H. Donnelley Corp. *	106,453	8,296,947
R.R. Donnelley & Sons Company	150,076	6,426,254

		21,344,658
Chemicals - 3.48%
Chemtura Corp.	327,431	3,565,724
Eastman Chemical Company	82,162	5,435,838
Potash Corp. of Saskatchewan, Inc.	16,117	1,143,501

		10,145,063
Construction & Mining Equipment - 0.01%
Joy Global, Inc.	700	39,641

Containers & Glass - 2.97%
Ball Corp.	102,622	5,681,154
Pactiv Corp. *	87,673	2,978,252

		8,659,406
Crude Petroleum & Natural Gas - 2.16%
EOG Resources, Inc.	81,915	6,299,264

Domestic Oil - 0.71%
Range Resources Corp.	53,600	2,076,464

Electrical Equipment - 1.76%
Hubbell, Inc., Class B	91,437	5,150,646

Electrical Utilities - 6.28%
Ameren Corp.	97,742	5,187,168
CMS Energy Corp.	280,023	5,110,420
Northeast Utilities	186,421	5,669,062
Puget Energy, Inc.	94,457	2,381,261

		18,347,911
Food & Beverages - 2.44%
Coca-Cola Enterprises, Inc.	216,315	5,050,955
Smithfield Foods, Inc. *	64,800	2,082,672

		7,133,627
Gas & Pipeline Utilities - 2.14%
NiSource, Inc.	229,451	5,096,107
Southwest Gas Corp.	30,045	1,146,517

		6,242,624
Healthcare Products - 1.36%
Bausch & Lomb, Inc.	58,645	3,981,996

Healthcare Services - 0.80%
Healthsouth Corp. * (a)	112,700	2,339,652

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 2.05%
Brinker International, Inc.	103,898	$3,320,580
OSI Restaurant Partners, Inc.	65,500	2,665,850

		5,986,430
Household Products - 1.06%
Newell Rubbermaid, Inc.	97,479	3,095,933

Industrial Machinery - 2.14%
Cummins, Inc.	32,134	3,027,987
W.W. Grainger, Inc.	36,688	3,230,378

		6,258,365
Insurance - 7.62%
ACE, Ltd.	44,263	2,725,273
Aetna, Inc.	43,628	2,309,230
Conseco, Inc. *	167,363	3,298,725
Everest Re Group, Ltd.	5,470	586,548
Genworth Financial, Inc., Class A	19,917	719,004
PartnerRe, Ltd.	67,715	5,200,512
SAFECO Corp.	35,800	2,246,450
XL Capital, Ltd., Class A	63,286	5,161,606

		22,247,348
Internet Software - 2.94%
McAfee, Inc. *	207,954	7,644,389
Openwave Systems, Inc. *	91,200	939,360

		8,583,749
Manufacturing - 1.49%
Pentair, Inc.	8,700	321,813
Snap-on, Inc.	74,634	4,035,460

		4,357,273
Metal & Metal Products - 1.54%
Timken Company	127,544	4,484,447

Office Furnishings & Supplies - 2.03%
OfficeMax, Inc.	131,845	5,919,841

Paper - 2.56%
Bowater, Inc. (a)	153,865	3,198,853
MeadWestvaco Corp.	122,379	4,283,265

		7,482,118
Petroleum Services - 3.58%
GlobalSantaFe Corp.	81,866	5,591,448
Halliburton Company	134,933	4,850,841

		10,442,289
Pharmaceuticals - 4.51%
King Pharmaceuticals, Inc. *	338,129	7,181,860
Mylan Laboratories, Inc.	302,988	5,990,073

		13,171,933
Real Estate - 0.88%
Host Hotels & Resorts, Inc., REIT	101,022	2,578,081

Retail Grocery - 2.56%
Safeway, Inc.	102,973	3,550,509
The Kroger Company	129,700	3,932,504

		7,483,013

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade - 1.96%
Foot Locker, Inc.	150,826	$3,309,123
Macy's, Inc.	60,766	2,426,386

		5,735,509
Sanitary Services - 1.10%
Allied Waste Industries, Inc. *	237,900	3,202,134

Software - 1.21%
Sybase, Inc. *	146,356	3,521,325

Telecommunications Equipment &
Services - 9.08%
ADC Telecommunications, Inc. *	244,549	4,096,196
Avaya, Inc. *	366,044	5,856,704
Embarq Corp.	100,700	6,470,982
JDS Uniphase Corp. *	398,775	5,223,953
Tellabs, Inc. *	443,311	4,854,255

		26,502,090
Telephone - 4.92%
CenturyTel, Inc.	65,553	3,239,629
Qwest Communications International, Inc. *	937,100	9,642,759
Windstream Corp.	98,000	1,471,960

		14,354,348
Tires & Rubber - 0.12%
Goodyear Tire & Rubber Company *	9,500	336,965

TOTAL COMMON STOCKS (Cost $235,615,257)		$276,403,531

SHORT TERM INVESTMENTS - 1.82%
John Hancock Cash Investment Trust (c)	$5,319,574	$5,319,574

TOTAL SHORT TERM INVESTMENTS
(Cost $5,319,574)		$5,319,574

REPURCHASE AGREEMENTS - 6.25%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$18,248,331 on 06/01/2007,
collateralized by $19,165,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(valued at $18,613,048, including
interest)	$18,246,000	$18,246,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,246,000)		$18,246,000

Total Investments (Mid Cap Value Fund)
(Cost $259,180,831) - 102.74%		$299,969,105
Liabilities in Excess of Other Assets - (2.74)%		(8,001,191)

TOTAL NET ASSETS - 100.00%		$291,967,914

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.95%

Advertising - 0.57%
The Interpublic Group of Companies, Inc. *	65,299	$767,263

Aerospace - 0.70%
Goodrich Corp.	16,008	952,316

Agriculture - 1.21%
The Mosaic Company *	46,748	1,642,257

Air Travel - 1.10%
AMR Corp. *	16,369	464,061
Continental Airlines, Inc., Class B *	14,384	577,805
UAL Corp. *	2,445	95,991
US Airways Group, Inc. *	10,027	357,463

		1,495,320
Apparel & Textiles - 1.97%
Liz Claiborne, Inc.	20,297	704,103
Mohawk Industries, Inc. * (a)	4,519	461,209
VF Corp.	15,974	1,498,042

		2,663,354
Auto Parts - 0.90%
Genuine Parts Company	6,293	322,957
Johnson Controls, Inc.	5,383	590,515
Magna International, Inc., Class A (a)	3,398	302,931

		1,216,403
Automobiles - 1.91%
Ford Motor Company	271,183	2,261,666
General Motors Corp.	10,921	327,521

		2,589,187
Banking - 1.50%
Comerica, Inc.	13,946	876,227
Huntington BancShares, Inc.	16,308	366,277
Regions Financial Corp.	21,925	782,065

		2,024,569
Building Materials & Construction - 2.47%
American Standard Companies, Inc.	42,821	2,559,840
Chicago Bridge & Iron Company N.V.	20,117	783,758

		3,343,598
Business Services - 4.93%
Computer Sciences Corp. *	18,996	1,052,378
Deluxe Corp.	15,510	677,322
Dun & Bradstreet Corp.	4,351	435,666
Electronic Data Systems Corp.	53,458	1,540,125
Fluor Corp.	9,772	1,017,265
Pitney Bowes, Inc.	7,382	352,490
R.H. Donnelley Corp. *	20,438	1,592,938

		6,668,184
Chemicals - 3.98%
Eastman Chemical Company	24,796	1,640,503
Imperial Chemical Industries PLC, ADR	13,104	562,162
Lubrizol Corp.	12,033	790,809
Lyondell Chemical Company	20,739	770,869

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	21,212	$1,616,142

		5,380,485
Construction & Mining Equipment - 0.54%
National Oilwell, Inc. *	7,704	727,643

Construction Materials - 0.47%
USG Corp. * (a)	12,269	630,136

Crude Petroleum & Natural Gas - 3.10%
Newfield Exploration Company *	19,431	933,465
Pioneer Natural Resources Company	24,386	1,258,805
Southwestern Energy Company *	28,611	1,361,884
Sunoco, Inc.	8,030	640,071

		4,194,225
Electrical Equipment - 0.95%
Cooper Industries, Ltd., Class A	24,040	1,288,063

Electrical Utilities - 4.66%
American Electric Power Company, Inc.	15,948	759,603
Consolidated Edison, Inc.	14,489	707,353
DPL, Inc.	7,454	227,421
DTE Energy Company	15,420	815,410
Edison International	20,080	1,170,062
Mirant Corp. *	15,232	706,765
Pinnacle West Capital Corp.	21,135	981,298
PPL Corp.	20,275	931,839

		6,299,751
Electronics - 0.71%
Celestica, Inc. *	66,271	436,063
Solectron Corp. *	155,844	529,870

		965,933
Energy - 3.72%
Energy East Corp.	29,166	704,942
McDermott International, Inc. *	37,491	2,924,298
Sempra Energy Corp.	22,887	1,403,431

		5,032,671
Financial Services - 0.25%
Amvescap PLC	28,511	337,804

Food & Beverages - 1.31%
Del Monte Foods Company	50,569	609,357
Tyson Foods, Inc., Class A	51,956	1,158,099

		1,767,456
Forest Products - 0.72%
Rayonier, Inc.	21,777	979,094

Gas & Pipeline Utilities - 2.80%
El Paso Corp.	70,934	1,208,715
Enbridge, Inc. (a)	36,835	1,310,589
NiSource, Inc.	38,183	848,045
Questar Corp.	3,887	419,835

		3,787,184
Healthcare Services - 2.17%
Health Net, Inc. *	22,295	1,272,599

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Humana, Inc. *	10,628	$659,467
McKesson Corp.	6,559	414,070
Omnicare, Inc.	15,670	586,371

		2,932,507
Holdings Companies/Conglomerates - 1.93%
Loews Corp.	35,669	1,820,189
Textron, Inc.	7,372	791,016

		2,611,205
Hotels & Restaurants - 0.69%
Hilton Hotels Corp.	26,275	934,076

Household Appliances - 0.82%
Whirlpool Corp.	9,986	1,114,937

Industrial Machinery - 5.12%
AGCO Corp. *	45,842	1,984,042
Cameron International Corp. *	16,725	1,185,803
Ingersoll-Rand Company, Class A	42,053	2,158,580
Terex Corp. *	6,804	576,775
The Manitowoc Company, Inc.	13,500	1,023,030

		6,928,230
Insurance - 15.27%
ACE, Ltd.	39,945	2,459,414
Ambac Financial Group, Inc.	5,901	528,789
Aon Corp.	67,893	2,913,967
Axis Capital Holdings, Ltd.	33,394	1,321,401
Everest Re Group, Ltd.	31,331	3,359,623
Lincoln National Corp.	19,349	1,402,802
MBIA, Inc.	7,747	515,563
PartnerRe, Ltd.	29,532	2,268,058
Torchmark Corp.	12,664	887,873
Willis Group Holdings, Ltd.	19,792	916,567
XL Capital, Ltd., Class A	50,200	4,094,312

		20,668,369
International Oil - 1.61%
Hess Corp.	11,593	686,538
Nabors Industries, Ltd. *	9,317	325,536
Weatherford International, Ltd. *	21,466	1,166,462

		2,178,536
Internet Software - 0.62%
McAfee, Inc. *	22,831	839,267

Leisure Time - 2.41%
National Cinemedia, Inc. *	19,194	547,989
Regal Entertainment Group, Class A	50,610	1,157,957
Royal Caribbean Cruises, Ltd.	35,615	1,548,540

		3,254,486
Manufacturing - 3.87%
Eaton Corp.	27,061	2,536,698
Reddy Ice Holdings, Inc.	19,470	594,224
Rockwell Automation, Inc.	13,655	929,223

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Stanley Works	18,654	$1,179,493

		5,239,638
Medical-Hospitals - 0.44%
Health Management Associates, Inc., Class A	53,949	593,439

Mining - 0.85%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	14,574	1,146,974

Paper - 0.45%
MeadWestvaco Corp.	17,275	604,625

Petroleum Services - 2.73%
BJ Services Company	20,560	603,025
ENSCO International, Inc.	5,220	316,175
GlobalSantaFe Corp.	34,173	2,334,016
Smith International, Inc.	7,858	436,198

		3,689,414
Pharmaceuticals - 1.72%
Hospira, Inc. *	10,749	428,240
King Pharmaceuticals, Inc. *	23,671	502,772
Mylan Laboratories, Inc.	52,053	1,029,088
Watson Pharmaceuticals, Inc. *	11,926	368,036

		2,328,136
Photography - 0.62%
Eastman Kodak Company (a)	33,191	841,724

Railroads & Equipment - 1.60%
CSX Corp.	36,644	1,665,103
Kansas City Southern *	12,102	496,787

		2,161,890
Real Estate - 2.00%
Boston Properties, Inc., REIT	3,307	382,554
Equity Residential, REIT	22,092	1,119,401
Simon Property Group, Inc., REIT	5,862	632,979
The St. Joe Company, REIT	11,044	578,043

		2,712,977
Retail Trade - 2.20%
Family Dollar Stores, Inc.	37,516	1,262,413
Macy's, Inc.	14,031	560,258
RadioShack Corp.	13,958	476,526
Ritchie Brothers Auctioneers, Inc. (a)	11,477	677,028

		2,976,225
Sanitary Services - 0.08%
Insituform Technologies, Inc., Class A *	5,396	113,802

Semiconductors - 2.44%
Intersil Corp., Class A	38,207	1,150,030
Microchip Technology, Inc.	18,786	762,336
National Semiconductor Corp.	51,865	1,396,206

		3,308,572
Software - 0.76%
BMC Software, Inc. *	30,949	1,025,650

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Steel - 0.63%
Nucor Corp.	12,611	$851,747

Telecommunications Equipment &
Services - 0.96%
Embarq Corp.	4,464	286,857
Tellabs, Inc. *	91,918	1,006,502

		1,293,359
Telephone - 2.56%
CenturyTel, Inc.	29,392	1,452,553
Qwest Communications International, Inc. *	96,194	989,836
Windstream Corp.	68,042	1,021,991

		3,464,380
Tobacco - 2.54%
Loews Corp. - Carolina Group	33,853	2,632,071
Reynolds American, Inc.	12,468	810,918

		3,442,989
Toys, Amusements & Sporting Goods - 0.39%
Hasbro, Inc.	16,399	527,228

TOTAL COMMON STOCKS (Cost $110,893,866)		$132,537,278

CONVERTIBLE BONDS - 0.41%
Telephone - 0.41%
Qwest Communications International, Inc.
3.50% due 11/15/2025	$302,000	557,568

TOTAL CONVERTIBLE BONDS (Cost $408,455)		$557,568

SHORT TERM INVESTMENTS - 4.62%
Ebury Finance, Ltd.
5.34% due 06/01/2007	$2,000,000	$2,000,000
John Hancock Cash Investment Trust (c)	4,256,017	4,256,017

TOTAL SHORT TERM INVESTMENTS
(Cost $6,256,017)		$6,256,017

Total Investments (Mid Cap Value Equity Fund)
(Cost $117,558,338) - 102.98%		$139,350,863
Liabilities in Excess of Other Assets - (2.98)%		(4,037,874)

TOTAL NET ASSETS - 100.00%		$135,312,989

Natural Resources Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.06%
Aluminum - 1.69%
Alcoa, Inc.	356,125	$14,700,840

Coal - 3.93%
CONSOL Energy, Inc.	388,186	18,861,958
Peabody Energy Corp.	282,900	15,287,916

		34,149,874

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 12.08%
Devon Energy Corp.	101,900	$7,823,882
EOG Resources, Inc.	430,869	33,133,826
Newfield Exploration Company *	262,052	12,588,978
Noble Energy, Inc.	152,864	9,674,762
Rosneft Oil Company, GDR *	1,114,469	8,960,331
Ultra Petroleum Corp. *	167,100	10,256,598
XTO Energy, Inc.	390,886	22,675,297

		105,113,674
Domestic Oil - 4.66%
Suncor Energy, Inc.	262,507	22,786,913
Western Oil Sands, Inc. *	503,811	17,772,979

		40,559,892
Gas & Pipeline Utilities - 0.88%
Equitable Resources, Inc.	146,460	7,618,849

Gold - 1.84%
Barrick Gold Corp. (a)	244,656	7,126,829
Gold Fields, Ltd.	526,822	8,911,866

		16,038,695
International Oil - 29.48%
BP PLC, ADR	394,927	26,464,058
Canadian Natural Resources, Ltd.	704,933	46,830,845
ConocoPhillips	212,328	16,440,557
EnCana Corp.	635,054	38,877,103
Exxon Mobil Corp.	423,605	35,231,228
Lukoil Oil Company, ADR	183,327	13,786,190
OAO Gazprom, ADR (a)	347,400	12,680,100
Petroleo Brasileiro SA, ADR	152,849	16,532,148
Royal Dutch Shell PLC, ADR, Class B	109,249	8,270,149
Royal Dutch Shell PLC, ADR	141,969	10,548,297
Talisman Energy, Inc.	1,524,298	30,768,000

		256,428,675
Metal & Metal Products - 15.01%
Alumina, Ltd. (a)	1,394,865	8,941,117
Cameco Corp.	768,322	39,929,694
Companhia Vale Do Rio Doce, ADR	209,478	9,520,775
Companhia Vale Do Rio Doce, SADR	1,302,252	49,980,432
Vedanta Resources PLC	751,989	22,181,249

		130,553,267
Mining - 11.17%
Aluminum Corp. China, Ltd., ADR (a)	421,888	13,926,523
Anglo American PLC	165,270	9,942,898
Anglo Platinum, Ltd.	123,725	20,730,819
Freeport-McMoRan Copper & Gold, Inc.,
Class B	191,930	15,104,891
Newmont Mining Corp.	271,100	11,028,348
Xstrata PLC	460,054	26,429,835

		97,163,314
Paper - 1.56%
Bowater, Inc. (a)	307,700	6,397,083

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper (continued)
Smurfit-Stone Container Corp. *	553,100	$7,151,583

		13,548,666
Petroleum Services - 13.29%
Baker Hughes, Inc.	169,100	13,947,368
GlobalSantaFe Corp.	155,023	10,588,071
Halliburton Company	368,402	13,244,052
Petro-Canada	225,631	11,379,595
Total SA, ADR	356,862	26,925,238
Valero Energy Corp.	529,266	39,493,829

		115,578,153
Steel - 2.47%
Arcelor Mittal, Class A (a)	358,625	21,513,914

TOTAL COMMON STOCKS (Cost $630,829,152)		$852,967,813

PREFERRED STOCKS - 0.25%
Mining - 0.25%
Anglo American Platinum Corp., Ltd.- ZAR *	37,900	2,181,065

TOTAL PREFERRED STOCKS (Cost $1,156,636)		$2,181,065

SHORT TERM INVESTMENTS - 4.71%
John Hancock Cash Investment Trust (c)	$40,924,928	$40,924,928

TOTAL SHORT TERM INVESTMENTS
(Cost $40,924,928)		$40,924,928

REPURCHASE AGREEMENTS - 1.17%
The Bank of New York Tri-Party
Repurchase Agreement dated
05/31/2007 at 5.31% to be
repurchased at $10,201,504 on
06/01/2007, collateralized by
$12,214,462 Federal Home Loan
Mortgage Corp., 5.00% due
08/01/2035 (valued at
$10,404,000, including interest)	$10,200,000	$10,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,200,000)		$10,200,000

Total Investments (Natural Resources Fund)
(Cost $683,110,716) - 104.19%		$906,273,806
Liabilities in Excess of Other Assets - (4.19)%		(36,474,593)

TOTAL NET ASSETS - 100.00%		$869,799,213

Quantitative All Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.84%
Aerospace - 2.01%
Lockheed Martin Corp.	1,042	$102,220

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
Orbital Sciences Corp., Class A *	1,049	$21,620

		123,840
Aluminum - 0.56%
Century Aluminum Company *	614	34,593

Apparel & Textiles - 3.37%
Coach, Inc. *	3,127	160,603
Maidenform Brands, Inc. *	1,451	27,192
Wolverine World Wide, Inc.	688	19,972

		207,767
Automobiles - 1.72%
General Motors Corp.	3,539	106,135

Banking - 4.22%
Bank of America Corp.	3,928	199,189
BankUnited Financial Corp., Class A	1,224	28,054
Corus Bankshares, Inc.	1,798	32,706

		259,949
Biotechnology - 1.79%
Applera Corp.	3,897	110,636

Building Materials & Construction - 0.25%
Foster Wheeler, Ltd. *	149	15,427

Business Services - 4.95%
Cadence Design Systems, Inc. *	3,749	85,140
Computer Sciences Corp. *	869	48,143
Healthcare Services Group, Inc.	1,095	30,518
Informatica Corp. *	3,056	46,635
Sotheby's	1,633	77,518
Volt Information Sciences, Inc. *	685	17,008

		304,962
Cellular Communications - 0.38%
Mobile Telesystems, SADR *	439	23,785

Chemicals - 0.29%
Methanex Corp.	694	18,016

Commercial Services - 0.31%
Chemed Corp.	288	19,296

Computers & Business Equipment - 3.97%
Cisco Systems, Inc. *	4,227	113,791
EMC Corp. *	2,913	49,200
International Business Machines Corp.	251	26,757
Jack Henry & Associates, Inc.	1,500	39,675
Radiant Systems, Inc. *	1,138	15,317

		244,740
Containers & Glass - 0.71%
Ball Corp.	787	43,568

Cosmetics & Toiletries - 1.86%
Colgate-Palmolive Company	1,454	97,360
Procter & Gamble Company	276	17,540

		114,900

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 0.62%
VAALCO Energy, Inc. *	3,238	$15,510
W&T Offshore, Inc.	772	22,705

		38,215
Electrical Equipment - 2.49%
Cooper Industries, Ltd., Class A	890	47,686
Emerson Electric Company	2,184	105,815

		153,501
Electrical Utilities - 0.50%
Public Service Enterprise Group, Inc.	347	30,862

Electronics - 0.59%
Dolby Laboratories, Inc., Class A *	1,082	36,463

Energy - 2.75%
Energen Corp.	330	19,444
Nexen, Inc.	1,030	30,900
TXU Corp.	1,769	119,319

		169,663
Financial Services - 9.34%
Barclays PLC, SADR	809	46,299
Bear Stearns Companies, Inc.	1,099	164,806
Goldman Sachs Group, Inc.	241	55,628
Lehman Brothers Holdings, Inc.	2,352	172,590
Merrill Lynch & Company, Inc.	990	91,803
The First Marblehead Corp.	1,209	45,047

		576,173
Food & Beverages - 2.38%
PepsiCo, Inc.	2,145	146,568

Gas & Pipeline Utilities - 0.84%
Suburban Propane Partners, L.P.	1,064	51,604

Healthcare Products - 5.00%
DENTSPLY International, Inc.	419	15,142
Johnson & Johnson	2,836	179,434
NutriSystem, Inc. *	1,192	78,100
Varian Medical Systems, Inc. *	880	35,464

		308,140
Healthcare Services - 2.63%
The Advisory Board Company *	602	31,346
UnitedHealth Group, Inc.	2,385	130,627

		161,973
Holdings Companies/Conglomerates - 0.91%
General Electric Company	1,022	38,407
Pearson PLC, SADR	985	17,513

		55,920
Homebuilders - 0.46%
AMREP Corp. * (a)	485	28,276

Hotels & Restaurants - 3.45%
Marriott International, Inc., Class A	937	43,149
McDonald's Corp.	3,359	169,797

		212,946

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery - 2.94%
Cummins, Inc.	431	$40,613
Gardner Denver, Inc. *	847	34,888
Robbins & Myers, Inc.	1,641	73,714
Terex Corp. *	380	32,212

		181,427
Industrials - 0.72%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	1,099	44,356

Insurance - 6.51%
Aspen Insurance Holdings, Ltd.	2,011	54,538
Axis Capital Holdings, Ltd.	1,215	48,078
IPC Holdings, Ltd.	1,940	60,528
Montpelier Re Holdings, Ltd.	2,881	52,866
RenaissanceRe Holdings, Ltd.	1,461	85,746
Safety Insurance Group, Inc.	1,024	42,639
W.R. Berkley Corp.	1,722	56,723

		401,118
International Oil - 5.63%
Callon Petroleum Company *	1,600	22,800
Chevron Corp.	972	79,208
ConocoPhillips	2,030	157,183
Exxon Mobil Corp.	1,057	87,911

		347,102
Internet Retail - 0.32%
eBay, Inc. *	612	19,927

Internet Software - 0.45%
S1 Corp. *	3,411	27,970

Leisure Time - 0.24%
The Walt Disney Company	422	14,956

Manufacturing - 0.83%
Ceradyne, Inc. *	757	51,150

Metal & Metal Products - 0.33%
Ladish Company, Inc. *	455	20,197

Mining - 1.12%
Anglo American PLC, ADR	2,272	68,887

Petroleum Services - 2.61%
Bronco Drilling Company, Inc. *	1,352	22,633
GlobalSantaFe Corp.	897	61,265
Petro-Canada (a)	1,516	76,785

		160,683
Pharmaceuticals - 3.00%
Abbott Laboratories	283	15,947
American Oriental Bioengineering, Inc. *	1,565	16,746
Eli Lilly & Company	295	17,293
Herbalife, Ltd.	770	30,992
Pfizer, Inc.	3,012	82,800
Sciele Pharma, Inc. *	851	21,037

		184,815

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing - 0.32%
McGraw-Hill Companies, Inc.	279	$19,616

Real Estate - 1.70%
First Industrial Realty Trust, Inc., REIT	1,215	54,189
Highland Hospitality Corp., REIT	1,513	29,155
Hospitality Properties Trust, REIT	481	21,376

		104,720
Retail Trade - 2.63%
CVS Caremark Corp.	2,641	101,784
Dollar Tree Stores, Inc. *	980	41,464
NBTY, Inc. *	357	18,753

		162,001
Semiconductors - 0.65%
Microchip Technology, Inc.	993	40,296
Software - 6.89%
Adobe Systems, Inc. *	707	31,165
Aspen Technology, Inc. *	2,635	39,156
Compuware Corp. *	6,467	73,465
Magma Design Automation, Inc. *	1,879	27,847
Microsoft Corp.	1,905	58,426
Nuance Communications, Inc. *	3,901	65,264
Oracle Corp. *	2,179	42,229
VeriFone Holdings, Inc. *	2,524	87,406

		424,958
Telecommunications Equipment &
Services - 1.28%
NICE Systems, Ltd., SADR *	880	33,343
Polycom, Inc. *	1,439	45,645

		78,988
Telephone - 2.03%
AT&T, Inc.	3,023	124,971
Tobacco - 0.29%
Altria Group, Inc.	255	18,130

TOTAL COMMON STOCKS (Cost $5,428,347)		$6,094,186

SHORT TERM INVESTMENTS - 4.52%
Dresdner U.S. Finance, Inc.
5.30% due 06/01/2007	$110,000	$110,000
John Hancock Cash Investment Trust (c)	168,519	168,519

TOTAL SHORT TERM INVESTMENTS
(Cost $278,519)		$278,519

Total Investments (Quantitative All Cap Fund)
(Cost $5,706,866) - 103.36%		$6,372,705
Liabilities in Excess of Other Assets - (3.36)%		(207,401)

TOTAL NET ASSETS - 100.00%		$6,165,304

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Mid Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.29%
Advertising - 0.42%
ValueClick, Inc. *	18,200	$570,206

Apparel & Textiles - 0.20%
Polo Ralph Lauren Corp., Class A	2,800	273,084

Auto Parts - 3.44%
Autoliv, Inc.	14,100	841,770
Genuine Parts Company	21,600	1,108,512
Magna International, Inc., Class A	30,000	2,674,500

		4,624,782
Banking - 2.44%
Bank of Hawaii Corp.	27,900	1,492,929
Sovereign Bancorp, Inc.	77,035	1,790,293

		3,283,222
Biotechnology - 1.63%
Applera Corp.	53,500	1,518,865
Millipore Corp. *	8,900	665,453

		2,184,318
Building Materials & Construction - 1.31%
Lennox International, Inc.	51,400	1,760,450

Business Services - 6.27%
Cadence Design Systems, Inc. *	89,700	2,037,087
CGI Group, Inc., Class A *	59,800	646,438
Computer Sciences Corp. *	11,100	614,940
Fiserv, Inc. *	19,100	1,131,675
Manpower, Inc.	21,100	1,941,200
URS Corp. *	40,800	2,051,424

		8,422,764
Cellular Communications - 0.29%
Metropcs Communications, Inc. *	10,800	385,128

Chemicals - 1.40%
Airgas, Inc.	44,000	1,876,160

Computers & Business Equipment - 1.98%
Brocade Communications Systems, Inc. *	122,900	1,128,222
Cognizant Technology Solutions Corp.,
Class A *	19,500	1,531,920

		2,660,142
Containers & Glass - 1.93%
Pactiv Corp. *	76,400	2,595,308

Crude Petroleum & Natural Gas - 4.07%
Sunoco, Inc.	16,900	1,347,099
Unit Corp. *	26,500	1,632,665
XTO Energy, Inc.	43,000	2,494,430

		5,474,194
Drugs & Health Care - 0.70%
Mentor Corp.	23,300	942,252

Electrical Equipment - 1.54%
AMETEK, Inc.	54,800	2,068,152

Electrical Utilities - 3.71%
Alliant Energy Corp.	30,300	1,308,960

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
IDACORP, Inc.	43,200	$1,434,672
Xcel Energy, Inc.	97,400	2,235,330

		4,978,962
Electronics - 4.30%
Amphenol Corp., Class A	34,800	1,245,144
Dolby Laboratories, Inc., Class A *	61,800	2,082,660
Thomas & Betts Corp. *	42,300	2,454,246

		5,782,050
Energy - 0.41%
NRG Energy, Inc. *	6,300	553,707

Financial Services - 4.33%
AllianceBernstein Holding LP *	11,800	1,078,638
Bear Stearns Companies, Inc.	8,000	1,199,680
CapitalSource, Inc.	88,200	2,319,660
E*TRADE Financial Corp. *	50,900	1,219,055

		5,817,033
Food & Beverages - 2.31%
Corn Products International, Inc.	50,350	2,065,860
McCormick & Company, Inc.	27,800	1,036,662

		3,102,522
Forest Products - 0.27%
Rayonier, Inc.	8,100	364,176

Gas & Pipeline Utilities - 3.51%
Boardwalk Pipeline Partners LP	30,900	1,092,624
ONEOK, Inc.	34,900	1,888,090
Suburban Propane Partners, L.P.	35,700	1,731,450

		4,712,164
Healthcare Products - 0.75%
Insulet Corp *	25,900	383,838
Smith & Nephew PLC	10,100	619,433

		1,003,271
Healthcare Services - 3.72%
Coventry Health Care, Inc. *	35,900	2,142,153
Laboratory Corp. of America Holdings *	14,500	1,141,730
Pediatrix Medical Group, Inc. *	7,200	414,864
WellCare Health Plans, Inc. *	14,100	1,297,764

		4,996,511
Homebuilders - 0.41%
Toll Brothers, Inc. *	18,800	551,404

Hotels & Restaurants - 1.48%
Darden Restaurants, Inc.	43,600	1,986,852

Industrial Machinery - 1.79%
CNH Global NV	24,700	1,209,806
Gardner Denver, Inc. *	28,900	1,190,391

		2,400,197
Industrials - 1.03%
Crane Company	31,600	1,380,604

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 8.36%
American Financial Group, Inc.	37,800	$1,347,570
Arch Capital Group, Ltd. *	21,500	1,545,635
Aspen Insurance Holdings, Ltd.	116,800	3,167,616
Axis Capital Holdings, Ltd.	45,800	1,812,306
RenaissanceRe Holdings, Ltd.	57,200	3,357,068

		11,230,195
Internet Software - 1.40%
CheckFree Corp. *	47,800	1,876,150

Life Sciences - 0.43%
Waters Corp. *	9,700	584,910

Mutual Funds - 3.10%
Midcap SPDR Trust, Series 1	24,900	4,158,300

Office Furnishings & Supplies - 2.69%
Avery Dennison Corp.	23,800	1,553,426
IKON Office Solutions, Inc.	141,700	2,064,569

		3,617,995
Petroleum Services - 4.39%
ENSCO International, Inc.	18,614	1,127,450
GlobalSantaFe Corp.	7,412	506,240
SEACOR Holdings, Inc. *	22,500	2,081,025
Tesoro Petroleum Corp.	13,800	853,944
Tidewater, Inc.	20,100	1,326,600

		5,895,259
Pharmaceuticals - 1.79%
Celgene Corp. *	9,900	606,276
Herbalife, Ltd.	23,600	949,900
Shire Pharmaceuticals Group PLC, ADR	12,200	850,950

		2,407,126
Publishing - 0.96%
Valassis Communications, Inc. *	72,300	1,294,893

Railroads & Equipment - 0.77%
Canadian Pacific Railway, Ltd.	14,400	1,029,168

Real Estate - 2.76%
HRPT Properties Trust, REIT	93,900	1,077,972
iStar Financial, Inc., REIT	54,800	2,632,044

		3,710,016
Retail Trade - 5.46%
American Eagle Outfitters, Inc.	64,100	1,730,700
Cabela's, Inc. *	45,500	1,048,320
CarMax, Inc. *	67,900	1,629,600
Dick's Sporting Goods, Inc. *	21,000	1,166,970
Dollar Tree Stores, Inc. *	41,600	1,760,096

		7,335,686
Sanitary Services - 2.35%
Republic Services, Inc.	104,200	3,155,176

Semiconductors - 0.68%
Siliconware Precision Industries Company	86,900	908,105

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 3.60%
Compuware Corp. *	139,500	$1,584,720
Nuance Communications, Inc. *	94,100	1,574,293
VeriFone Holdings, Inc. *	48,300	1,672,629

		4,831,642
Telecommunications Equipment &
Services - 2.24%
Amdocs, Ltd. *	49,500	1,924,065
Polycom, Inc. *	34,200	1,084,824

		3,008,889
Telephone - 0.80%
Harris Corp.	21,500	1,073,280

Toys, Amusements & Sporting Goods - 1.87%
Hasbro, Inc.	34,100	1,096,315
Marvel Entertainment, Inc. *	51,400	1,419,154

		2,515,469

TOTAL COMMON STOCKS (Cost $119,017,511)		$133,381,874

SHORT TERM INVESTMENTS - 0.89%
Dresdner U.S. Finance, Inc.
5.30% due 06/01/2007	$1,190,000	$1,190,000

TOTAL SHORT TERM INVESTMENTS
(Cost $1,190,000)		$1,190,000

Total Investments (Quantitative Mid Cap Fund)
(Cost $120,207,511) - 100.18%		$134,571,874
Liabilities in Excess of Other Assets - (0.18)%		(241,647)

TOTAL NET ASSETS - 100.00%		$134,330,227

Quantitative Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.01%
Advertising - 1.04%
Omnicom Group, Inc.	79,850	$8,408,205

Aerospace - 0.83%
Lockheed Martin Corp.	68,600	6,729,660

Air Travel - 0.44%
US Airways Group, Inc. *	99,649	3,552,487

Apparel & Textiles - 0.76%
Coach, Inc. *	118,617	6,092,169

Banking - 9.96%
Bank of America Corp.	758,737	38,475,553
KeyCorp	240,231	8,554,626
US Bancorp	70,576	2,440,518
Wachovia Corp.	568,364	30,799,645

		80,270,342

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology - 2.04%
Applera Corp.	580,659	$16,484,909

Building Materials & Construction - 0.35%
Lennox International, Inc.	81,330	2,785,552

Business Services - 1.45%
Cadence Design Systems, Inc. *	366,194	8,316,266
CSG Systems International, Inc. *	120,878	3,360,408

		11,676,674
Chemicals - 2.05%
Lyondell Chemical Company	102,622	3,814,460
Praxair, Inc.	186,563	12,703,074

		16,517,534
Computers & Business Equipment - 1.82%
Brocade Communications Systems, Inc. *	396,500	3,639,870
Cisco Systems, Inc. *	64,115	1,725,976
EMC Corp. *	210,600	3,557,034
Jack Henry & Associates, Inc.	50,151	1,326,494
Network Appliance, Inc. *	21,378	688,158
Xerox Corp. *	195,800	3,694,746

		14,632,278
Construction Materials - 1.12%
Sherwin-Williams Company	134,000	9,063,760

Cosmetics & Toiletries - 3.30%
Colgate-Palmolive Company	259,681	17,388,240
Procter & Gamble Company	145,400	9,240,170

		26,628,410
Crude Petroleum & Natural Gas - 0.99%
W&T Offshore, Inc.	270,809	7,964,493

Domestic Oil - 0.61%
St. Mary Land & Exploration Company	130,685	4,882,392

Electrical Equipment - 1.99%
Cooper Industries, Inc. *	1,400	72,859
Cooper Industries, Ltd., Class A	297,400	15,934,692

		16,007,551
Electrical Utilities - 1.34%
Public Service Enterprise Group, Inc.	121,906	10,842,320

Energy - 4.41%
Energen Corp.	272,437	16,051,988
Nexen, Inc.	154,600	4,638,000
Sempra Energy Corp.	185,322	11,363,945
TXU Corp.	51,466	3,471,382

		35,525,315
Financial Services - 12.59%
AmeriCredit Corp. *	247,898	6,581,692
Bear Stearns Companies, Inc.	102,300	15,340,908
Capital One Financial Corp.	20,321	1,621,209
CapitalSource, Inc.	135,367	3,560,152
Citigroup, Inc.	299,781	16,335,067
Countrywide Financial Corp.	38,112	1,484,081
JP Morgan Chase & Company	106,478	5,518,755

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Lehman Brothers Holdings, Inc.	206,200	$15,130,956
Merrill Lynch & Company, Inc.	85,500	7,928,415
Morgan Stanley (c)	226,263	19,241,406
The First Marblehead Corp. (a)	234,894	8,752,150

		101,494,791
Food & Beverages - 3.50%
Campbell Soup Company	464,900	18,456,530
Pepsi Bottling Group, Inc.	45,580	1,594,844
PepsiAmericas, Inc.	331,600	8,163,992

		28,215,366
Gas & Pipeline Utilities - 0.47%
AGL Resources, Inc.	88,200	3,762,612

Healthcare Products - 1.19%
Baxter International, Inc.	101,848	5,789,040
Johnson & Johnson	60,500	3,827,835

		9,616,875
Holdings Companies/Conglomerates - 1.51%
General Electric Company	324,877	12,208,878

Hotels & Restaurants - 2.07%
Darden Restaurants, Inc.	190,696	8,690,017
McDonald's Corp.	157,960	7,984,878

		16,674,895
Insurance - 8.19%
American International Group, Inc.	15,921	1,151,725
Axis Capital Holdings, Ltd.	374,428	14,816,116
Endurance Specialty Holdings, Ltd.	47,378	1,887,066
Genworth Financial, Inc., Class A	359,978	12,995,206
HCC Insurance Holdings, Inc.	160,049	5,267,212
ING Groep NV, SADR	103,300	4,590,652
MBIA, Inc.	22,129	1,472,685
RenaissanceRe Holdings, Ltd.	106,110	6,227,596
SAFECO Corp.	78,300	4,913,325
W.R. Berkley Corp.	186,971	6,158,825
XL Capital, Ltd., Class A	80,200	6,541,112

		66,021,520
International Oil - 10.20%
Chevron Corp.	97,000	7,904,530
ConocoPhillips	332,085	25,713,341
Exxon Mobil Corp.	463,186	38,523,180
Nabors Industries, Ltd. *	88,600	3,095,684
Sasol, Ltd., SADR	190,971	6,945,615

		82,182,350
Leisure Time - 0.62%
The Walt Disney Company	141,511	5,015,150

Manufacturing - 0.73%
Danaher Corp.	80,000	5,880,000

Medical-Hospitals - 0.40%
VCA Antech, Inc. *	80,860	3,200,439

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products - 0.25%
Reliance Steel & Aluminum Company	32,700	$2,006,799

Mining - 0.34%
Alliance Resource Partners LP	51,700	2,269,113
Rio Tinto PLC, SADR	1,579	462,568

		2,731,681
Petroleum Services - 1.98%
ENSCO International, Inc.	96,500	5,845,005
Valero Energy Corp.	135,800	10,133,396

		15,978,401
Pharmaceuticals - 2.69%
Eli Lilly & Company	183,395	10,750,615
Pfizer, Inc.	396,901	10,910,808

		21,661,423
Publishing - 1.74%
Meredith Corp.	224,900	13,991,029

Real Estate - 2.01%
Highwoods Properties, Inc., REIT	44,400	1,946,496
Hospitality Properties Trust, REIT	289,736	12,875,868
ProLogis, REIT	20,992	1,357,343

		16,179,707
Retail Trade - 2.10%
CVS Caremark Corp.	59,399	2,289,238
Dollar Tree Stores, Inc. *	237,122	10,032,632
Staples, Inc.	184,073	4,612,869

		16,934,739
Sanitary Services - 1.26%
Republic Services, Inc.	79,893	2,419,160
Waste Management, Inc.	199,676	7,721,471

		10,140,631
Semiconductors - 0.87%
Microchip Technology, Inc.	91,783	3,724,554
PMC-Sierra, Inc. *	422,700	3,259,017

		6,983,571
Software - 1.87%
Compuware Corp. *	588,973	6,690,733
Macrovision Corp. *	43,762	1,223,148
VeriFone Holdings, Inc. *	206,919	7,165,605

		15,079,486
Telecommunications Equipment &
Services - 0.13%
Embarq Corp.	16,506	1,060,675

Telephone - 5.47%
AT&T, Inc.	943,587	39,007,887
Windstream Corp.	339,573	5,100,386

		44,108,273
Tobacco - 0.92%
Altria Group, Inc.	104,609	7,437,700

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Toys, Amusements & Sporting Goods - 0.41%
Mattel, Inc.	116,891	$3,274,117

TOTAL COMMON STOCKS (Cost $713,879,341)		$789,905,159

SHORT TERM INVESTMENTS - 1.65%
Dresdner U.S. Finance, Inc.
5.30% due 06/01/2007	$7,800,000	$7,800,000
John Hancock Cash Investment Trust (c)	5,488,906	5,488,906

TOTAL SHORT TERM INVESTMENTS
(Cost $13,288,906)		$13,288,906

Total Investments (Quantitative Value Fund)
(Cost $727,168,247) - 99.66%		$803,194,065
Other Assets in Excess of Liabilities - 0.34%		2,759,090

TOTAL NET ASSETS - 100.00%		$805,953,155

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.72%
Hotels & Restaurants - 3.40%
Hilton Hotels Corp.	123,300	$4,383,315
Starwood Hotels & Resorts Worldwide, Inc.	72,700	5,239,489

		9,622,804
Paper - 1.83%
Plum Creek Timber Company, Inc.	123,800	5,174,840

Real Estate - 86.49%
Alexandria Real Estate Equities, Inc., REIT	42,100	4,428,920
AMB Property Corp., REIT	142,530	8,245,360
Archstone-Smith Trust, REIT	172,090	10,617,953
Avalon Bay Communities, Inc., REIT	28,390	3,701,772
Boston Properties, Inc., REIT	70,350	8,138,088
Brandywine Realty Trust, REIT	122,900	3,909,449
BRE Properties, Inc., Class A, REIT	74,340	4,699,775
Brookfield Properties Corp.	282,600	7,421,076
Camden Property Trust, REIT	104,700	7,815,855
CBL & Associates Properties, Inc., REIT	148,400	6,090,336
Cousins Properties, Inc., REIT	121,300	3,927,694
DCT Industrial Trust, Inc., REIT	353,300	3,903,965
Developers Diversified Realty Corp., REIT	84,600	5,215,590
Douglas Emmett, Inc., REIT	157,700	4,158,549
Duke Realty Corp., REIT	151,410	6,074,569
EastGroup Properties, Inc., REIT	99,900	4,885,110
Equity One, Inc., REIT	183,900	5,388,270
Equity Residential, REIT	221,650	11,231,005
Essex Property Trust, Inc., REIT	32,700	4,160,421
Federal Realty Investment Trust, REIT	46,980	4,163,368
Forest City Enterprises, Inc., Class A	54,100	3,792,410
General Growth Properties, Inc., REIT	162,460	9,591,638
Highwoods Properties, Inc., REIT	97,700	4,283,168

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Host Hotels & Resorts, Inc., REIT	366,650	$9,356,908
Kilroy Realty Corp., REIT	65,130	4,840,462
Kimco Realty Corp., REIT	130,900	6,059,361
LaSalle Hotel Properties, REIT	121,520	5,784,352
Mack-California Realty Corp., REIT	134,010	6,471,343
Maguire Properties, Inc., REIT	119,100	4,303,083
ProLogis, REIT	130,370	8,429,724
Public Storage, Inc., REIT	37,500	3,356,250
Regency Centers Corp., REIT	74,050	5,818,109
Simon Property Group, Inc., REIT	145,280	15,687,334
SL Green Realty Corp., REIT	42,470	5,949,198
The Macerich Company, REIT	110,820	9,885,144
The St. Joe Company, REIT	72,900	3,815,586
UDR, Inc., REIT	190,300	5,777,508
Vornado Realty Trust, REIT	62,500	7,563,125
Weingarten Realty Investors, REIT	121,900	5,687,854

		244,629,682

TOTAL COMMON STOCKS (Cost $224,867,570)		$259,427,326

CORPORATE BONDS - 4.87%
Real Estate - 4.87%
Alexandria Real Estate Equities, Inc., REIT
3.70% due 01/15/2027	$2,787,500	2,864,156
BRE Properties, Inc.
4.125% due 08/15/2026	2,035,000	2,147,515
Kilroy Realty L.P.
3.25% due 04/15/2012	2,640,000	2,623,242
Vornado Realty Trust
3.625% due 11/15/2026	5,149,000	5,123,255
Weingarten Realty Investors
3.95% due 08/01/2026	946,000	1,007,339

		13,765,507

TOTAL CORPORATE BONDS (Cost $13,476,385)		$13,765,507

REPURCHASE AGREEMENTS - 3.47%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$9,810,253 on 06/01/2007,
collateralized by $9,750,000 U.S
Treasury Note, 10.375% due
11/15/2012 (valued at
$10,005,938, including interest)	$9,809,000	$9,809,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,809,000)		$9,809,000

Total Investments (Real Estate Equity Fund)
(Cost $248,152,955) - 100.06%		$283,001,833
Liabilities in Excess of Other Assets - (0.06)%		(170,557)

TOTAL NET ASSETS - 100.00%		$282,831,276

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.52%
Hotels & Restaurants - 2.39%
Starwood Hotels & Resorts Worldwide, Inc.	64,432	$4,643,614

Real Estate - 97.13%
AMB Property Corp., REIT	108,190	6,258,791
American Campus Communities, Inc., REIT	3,750	110,325
Apartment Investment & Management
Company, Class A, REIT	77,313	4,242,164
Archstone-Smith Trust, REIT	158,780	9,796,726
Avalon Bay Communities, Inc., REIT	84,724	11,047,162
BioMed Realty Trust, Inc., REIT	74,080	2,078,685
Boston Properties, Inc., REIT	38,650	4,471,032
BRE Properties, Inc., Class A, REIT	29,880	1,889,014
Brookfield Properties Corp.	70,912	1,862,149
Cogdell Spencer, Inc.	55,650	1,182,006
DiamondRock Hospitality Company, REIT	165,050	3,456,147
Digital Realty Trust, Inc., REIT	86,668	3,518,721
Douglas Emmett, Inc., REIT	43,300	1,141,821
Entertainment Properties Trust, REIT	26,143	1,543,744
Equity Lifestyle Properties, Inc., REIT	35,111	1,912,145
Equity Residential, REIT	40,760	2,065,309
Essex Property Trust, Inc., REIT	33,274	4,233,451
Extra Space Storage, Inc., REIT	21,000	376,110
Federal Realty Investment Trust, REIT	58,746	5,206,071
FelCor Lodging Trust, Inc., REIT	147,900	3,873,501
General Growth Properties, Inc., REIT	182,004	10,745,516
Host Hotels & Resorts, Inc., REIT	219,050	5,590,156
Kilroy Realty Corp., REIT	12,910	959,471
LaSalle Hotel Properties, REIT	70,600	3,360,560
LTC Properties, Inc., REIT	77,981	1,869,984
Mack-California Realty Corp., REIT	81,547	3,937,905
Nationwide Health Properties, Inc., REIT	126,614	3,933,897
Parkway Properties, Inc., REIT	36,450	1,889,933
Post Properties, Inc., REIT (a)	35,000	1,855,700
ProLogis, REIT	128,492	8,308,293
Public Storage, Inc., REIT	78,780	7,050,810
Regency Centers Corp., REIT	94,270	7,406,794
Senior Housing Properties Trust, REIT	99,450	2,337,075
Simon Property Group, Inc., REIT	167,693	18,107,490
SL Green Realty Corp., REIT	69,230	9,697,738
Tanger Factory Outlet Centers, Inc., REIT	66,350	2,783,383
Taubman Centers, Inc., REIT	24,550	1,350,741
The Macerich Company, REIT	75,024	6,692,141
Ventas, Inc., REIT	111,900	4,740,084
Vornado Realty Trust, REIT	113,862	13,778,441
Washington Real Estate Investment Trust,
REIT	45,400	1,706,586

		188,367,772

TOTAL COMMON STOCKS (Cost $150,819,203)		$193,011,386

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 0.84%
John Hancock Cash Investment Trust (c)	$1,622,565	$1,622,565

TOTAL SHORT TERM INVESTMENTS
(Cost $1,622,565)		$1,622,565

REPURCHASE AGREEMENTS - 0.05%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$109,014 on 06/01/2007,
collateralized by $115,000 Federal
National Mortgage Association,
5.75% due 11/16/2026 (valued at
$113,563, including interest)	$109,000	$109,000

TOTAL REPURCHASE AGREEMENTS
(Cost $109,000)		$109,000

Total Investments (Real Estate Securities Fund)
(Cost $152,550,768) - 100.41%		$194,742,951
Liabilities in Excess of Other Assets - (0.41)%		(801,119)

TOTAL NET ASSETS - 100.00%		$193,941,832

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 92.70%
Treasury Inflation Protected
Securities (d) - 92.62%
0.875% due 04/15/2010 ***	$150,093,495	$143,034,448
1.875% due 07/15/2013 to 07/15/2015 ***	128,877,236	123,791,487
2.00% due 07/15/2014 to 01/15/2026 ***	185,425,596	176,678,990
2.375% due 04/15/2011 to 01/15/2027 ***	151,962,469	148,624,740
2.50% due 07/15/2016 ***	37,611,980	37,603,179
3.00% due 07/15/2012 ***	31,741,484	32,539,973
3.50% due 01/15/2011 ***	47,417,106	49,098,943
3.625% due 01/15/2008 to 04/15/2028 ***	20,567,284	23,468,572
3.875% due 01/15/2009 to 04/15/2029 ***	106,340,500	124,614,540

		859,454,872
U.S. Treasury Notes - 0.08%
4.50% due 02/28/2011 ***	700,000	691,633

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $883,036,986)		$860,146,505

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.27%
Federal National Mortgage
Association - 5.84%
5.50% due 03/01/2034 to 09/01/2035 ***	9,560,990	9,350,077
5.50% TBA ** ***	39,700,000	38,757,125
6.00% due 09/01/2035 to 11/01/2036 ***	5,919,280	5,915,038
6.227% due 10/01/2044 (b)***	151,402	153,555

		54,175,795
Small Business Administration - 0.43%
4.504% due 02/01/2014 ***	1,362,673	1,302,878

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Small Business Administration
(continued)
4.88% due 11/01/2024 ***		$2,804,457	$2,702,766

			4,005,644

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $56,687,875)			$58,181,439

FOREIGN GOVERNMENT OBLIGATIONS - 0.64%
Canada - 0.05%
Government of Canada
3.00% due 12/01/2036 ***	CAD	431,672	494,997

Russia - 0.16%
Russian Federation, Series REGS
7.50% due 03/31/2030 ***		$1,293,500	1,450,660

United Kingdom - 0.43%
United Kingdom Gilt Inflation Linked, Series 8MO
2.50% due 05/20/2009 ***	GBP	800,000	4,042,364

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,938,161)			$5,988,021

CORPORATE BONDS - 5.16%
Banking - 0.27%
Unicredit Luxembourg Finance SA
5.4256% due 10/24/2008 (b)***		$1,100,000	1,100,258
Wachovia Bank NA, Series BKNT
5.4181% due 12/02/2010 (b)***		1,400,000	1,399,765

			2,500,023

Cable and Television - 0.15%
CSC Holdings, Inc.
7.875% due 12/15/2007 ***		1,400,000	1,415,750

Crude Petroleum & Natural Gas - 0.51%
Chesapeake Energy Corp.
2.50% due 05/15/2037 ***		2,900,000	2,963,452
OAO Rosneft
6.00% due 09/16/2007 *** (f)		1,300,000	1,298,570
Pemex Project Funding Master Trust
9.25% due 03/30/2018 ***		350,000	444,937

			4,706,959

Diversified Financial Services - 0.05%
General Electric Capital Corp., Series MTN
5.40% due 12/12/2008 (b)***		500,000	500,448

Financial Services - 2.93%
Abbey National Treasury Services PLC, Series YCD
5.275% due 07/02/2008 (b)***		7,700,000	7,701,093
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***		400,000	391,440
Calabash Re, Ltd.
13.765% due 01/08/2010 (b)***		300,000	300,810
Citigroup, Inc.
5.3925% due 12/28/2009 (b)***		4,000,000	3,998,504
5.395% due 01/30/2009 (b)***		600,000	600,107
East Lane Re Ltd.
12.36% due 05/06/2011 (b)***		300,000	299,927

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company
7.25% due 10/25/2011 ***	$6,350,000	$6,247,778
7.80% due 06/01/2012 ***	450,000	447,793
Longpoint Re Ltd.
10.61% due 05/08/2010 (b)***	800,000	798,240
Mystic Re, Ltd.
14.37% due 12/05/2008 (b)***	500,000	495,600
15.36% due 06/07/2011 (b)***	1,500,000	1,500,000
Rabobank Nederland
5.3756% due 01/15/2009 (b)***	500,000	500,205
Redwood Capital IX, Ltd., Series D
13.1138% due 01/09/2008 (b)***	300,000	302,700
Residential Reinsurance 2005 Ltd, Series A
10.81% due 06/06/2008 (b)***	600,000	578,628
Residential Reinsurance 2007 Ltd, Series CL1
12.61% due 06/07/2010 (b)***	2,200,000	2,200,000
Vita Capita IIl, Ltd.
6.2494% due 01/01/2010 (b)***	300,000	299,340
Vita Capital III Ltd., Series B-II
6.4856% due 01/01/2012 (b)***	500,000	500,550

		27,162,715

Hotels & Restaurants - 0.02%
Harrah's Operating Company, Inc.
7.50% due 01/15/2009 ***	200,000	205,750

Insurance - 0.06%
Foundation Re II, Ltd.
12.11% due 11/26/2010 (b)***	600,000	600,420

Leisure Time - 0.17%
Park Place Entertainment Corp.
8.875% due 09/15/2008 ***	1,500,000	1,546,875

Medical-Hospitals - 0.41%
HCA, Inc.
7.60% due 11/01/2013 (b)*** (f)	3,790,500	3,832,499

Paper - 0.11%
Georgia Pacific Corp.
7.345% due 12/20/2012 (b)*** (f)	987,500	992,961

Telephone - 0.48%
BellSouth Corp.
4.24% due 04/26/2008 (b)***	4,500,000	4,455,977

TOTAL CORPORATE BONDS (Cost $47,891,916)		$47,920,377

MUNICIPAL BONDS - 0.02%
New York - 0.02%
New York City Municipal Finance Authority
Water & Sewer System Revenue, Series D
4.75% due 06/15/2038 ***	200,000	202,636

TOTAL MUNICIPAL BONDS (Cost $202,086)		$202,636

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.04%
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***	147,857	149,073

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2561, Class BH
4.50% due 05/15/2017 ***	$245,375	$239,568

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $387,018)		$388,641

ASSET BACKED SECURITIES - 0.07%
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.40% due 07/25/2046 (b)***	516,094	516,067
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-WMC1, Class A2A
5.40% due 01/25/2037 (b)***	74,607	74,610
Residential Asset Securities Corp.,
Series 2006-KS3, Class AI1
5.39% due 04/25/2036 (b)***	60,073	60,085
Soundview Home Equity Loan Trust,
Series 2006-2, Class A1
5.39% due 03/25/2036 (b)***	5,878	5,878

TOTAL ASSET BACKED SECURITIES
(Cost $656,651)		$656,640

OPTIONS - 0.01%
Call Options - 0.01%
Over The Counter European Style Call
Expiration 03/31/2008 at $4.75	25,000,000	44,385
Expiration 09/26/2008 at $4.75	6,000,000	17,351

		61,736

TOTAL OPTIONS (Cost $170,300)		$61,736

SHORT TERM INVESTMENTS - 1.45%
Royal Bank Of Canada NY
5.265% due 06/30/2008 ***	$5,900,000	$5,903,817
Skandinaviska Enskilda Banken AB
5.29% due 08/20/2007 ***	4,200,000	4,151,467
Total SA
5.31% due 06/01/2007 ***	1,500,000	1,500,000
U.S. Treasury Bills
zero coupon due 06/14/2007 to
08/30/2007 ****	1,865,000	1,856,453

TOTAL SHORT TERM INVESTMENTS
(Cost $13,404,909)		$13,411,737

REPURCHASE AGREEMENTS - 0.90%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$8,334,065 on 6/1/2007,
collateralized by $8,755,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(valued at $8,502,856, including
interest)	$8,333,000	$8,333,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,333,000)		$8,333,000

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Real Return Bond Fund)
(Cost $1,016,708,902) - 107.26%		$995,290,732
Liabilities in Excess of Other Assets - (7.26)%		(67,371,085)

TOTAL NET ASSETS - 100.00%		$927,919,647

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

TREASURY INFLATION PROTECTED
SECURITIES (D) - 100.00%
U.S. Treasury Bond
2.00%, due 04/15/2012	$914,724	$891,999

TOTAL TREASURY INFLATION
PROTECTED SECURITIES
(D) (Proceeds $895,004)		$891,999

Total Securities Sold Short
(Proceeds $895,004)		$891,999

Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.98%
Advertising - 4.06%
inVentiv Health, Inc. *	268,490	$10,111,333

Apparel & Textiles - 1.18%
Hartmarx Corp. *	213,700	1,399,735
Stride Rite Corp.	76,200	1,535,430

		2,935,165
Auto Parts - 3.05%
LKQ Corp. *	304,000	7,590,880

Banking - 9.50%
Boston Private Financial Holdings, Inc.	209,000	5,916,790
First Community Bancorp	125,900	7,110,832
SVB Financial Group *	200,200	10,624,614

		23,652,236
Business Services - 1.89%
Kendle International, Inc. *	136,300	4,706,439

Chemicals - 2.46%
Arch Chemicals, Inc.	150,400	5,288,064
ICO, Inc. *	97,200	846,612

		6,134,676
Computers & Business Equipment - 1.08%
Radiant Systems, Inc. *	199,700	2,687,962

Cosmetics & Toiletries - 1.72%
Intermediate Parfums, Inc.	161,400	4,285,170

Crude Petroleum & Natural Gas - 2.29%
Goodrich Petroleum Corp. *	90,300	3,216,486
Petroquest Energy, Inc. *	176,000	2,492,160

		5,708,646
Domestic Oil - 1.67%
Mariner Energy, Inc. *	166,000	4,146,680

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics - 5.00%
Daktronics, Inc.	251,000	$6,013,960
Trimble Navigation, Ltd. *	220,100	6,424,719

		12,438,679
Financial Services - 1.06%
SWS Group, Inc.	109,000	2,631,260

Healthcare Products - 11.68%
Cantel Medical Corp. *	185,100	3,285,525
Hologic, Inc. *	57,700	3,120,993
Inverness Medical Innovations, Inc. *	212,300	10,124,587
Kensey Nash Corp. *	176,358	4,114,432
SurModics, Inc. *	104,700	3,928,344
Symmetry Medical, Inc. *	293,900	4,505,487

		29,079,368
Healthcare Services - 2.99%
Air Methods Corp. *	154,530	5,458,000
Nighthawk Radiology Holdings, Inc. *	109,500	1,987,425

		7,445,425
Industrial Machinery - 2.52%
Chart Industries, Inc. *	166,500	3,831,165
Flow International Corp. *	190,600	2,447,304

		6,278,469
Insurance - 6.07%
American Equity Investment Life Holding
Company	338,038	4,053,075
James River Group, Inc.	80,454	2,732,218
National Interstate Corp.	114,900	2,801,262
Philadelphia Consolidated Holding Corp. *	134,300	5,533,160

		15,119,715
Internet Content - 1.02%
TheStreet.com, Inc.	217,000	2,525,880

Internet Software - 0.83%
Lionbridge Technologies, Inc. *	345,600	2,077,056

Investment Companies - 7.11%
iShares Russell 2000 Index Fund	125,717	10,585,371
iShares S&P SmallCap 600 Index Fund	97,800	7,100,280

		17,685,651
Leisure Time - 4.23%
Gaylord Entertainment Company *	186,800	10,522,444

Petroleum Services - 0.78%
Metretek Technologies, Inc. *	138,800	1,936,260

Publishing - 0.84%
Courier Corp.	51,900	2,086,380

Railroads & Equipment - 1.38%
Genesee & Wyoming, Inc., Class A *	105,600	3,435,168

Retail Trade - 5.73%
Christopher & Banks Corp.	284,600	5,376,094
Gaiam, Inc., Class A *	106,390	1,715,007
Tractor Supply Company *	134,900	7,178,029

		14,269,130

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services - 1.56%
Aqua America, Inc.	170,160	$3,889,858

Semiconductors - 0.64%
Silicon Image, Inc. *	189,200	1,585,496

Software - 5.08%
Secure Computing Corp. *	419,800	3,198,876
Transaction Systems Architects, Inc., Class A *	277,260	9,440,703

		12,639,579
Transportation - 1.56%
Pacer International, Inc.	144,400	3,887,248

TOTAL COMMON STOCKS (Cost $181,302,850)		$221,492,253

REPURCHASE AGREEMENTS - 9.73%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$24,216,094 on 06/01/2007,
collateralized by $25,430,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(valued at $24,697,616, including
interest)	$24,213,000	$24,213,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,213,000)		$24,213,000

Total Investments (Small Cap Fund)
(Cost $205,515,850) - 98.71%		$245,705,253
Other Assets in Excess of Liabilities - 1.29%		3,205,355

TOTAL NET ASSETS - 100.00%		$248,910,608

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.05%
Advertising - 0.62%
24/7 Real Media, Inc. *	2,610	$30,641
Aquantive, Inc. *	3,856	245,974
inVentiv Health, Inc. *	1,475	55,549
Marchex, Inc., Class B	1,303	20,184
ValueClick, Inc. *	4,855	152,107

		504,455
Aerospace - 1.27%
AAR Corp. *	1,843	59,898
Argon ST, Inc. *	668	15,932
BE Aerospace, Inc. *	4,581	175,406
Curtiss-Wright Corp.	2,215	99,830
EDO Corp.	853	28,635
Esterline Technologies Corp. *	1,288	58,604
GenCorp, Inc. *	2,853	38,259
HEICO Corp.	1,074	46,075

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
Herley Industries, Inc. *	857	$13,489
Innovative Solutions & Support, Inc. *	628	16,504
Integral Systems, Inc.	628	16,077
K&F Industries Holdings, Inc. *	941	24,899
Moog, Inc., Class A *	1,857	79,962
MTC Technologies, Inc. *	566	11,812
Orbital Sciences Corp., Class A *	3,029	62,428
Sequa Corp., Class A *	341	37,510
Teledyne Technologies, Inc. *	1,735	79,949
TransDigm Group, Inc. *	556	20,544
Triumph Group, Inc.	802	52,996
Woodward Governor Company	1,525	84,241

		1,023,050
Agriculture - 0.18%
Alico, Inc.	212	12,707
Andersons, Inc.	724	28,308
Delta & Pine Land Company	1,809	75,707
Tejon Ranch Company *	562	27,690

		144,412
Air Freight - 0.04%
ABX Air, Inc. *	3,118	19,706
ExpressJet Holdings, Inc. *	2,595	16,063

		35,769
Air Travel - 0.46%
Airtran Holdings, Inc. *	4,586	56,821
Alaska Air Group, Inc. *	1,996	58,203
Allegiant Travel Company *	259	8,223
Frontier Airlines Holdings, Inc. *	1,963	11,915
JetBlue Airways Corp. *	8,721	94,012
Mesa Air Group, Inc. *	1,813	12,782
Republic Airways Holdings, Inc. *	1,643	38,397
SkyWest, Inc.	3,192	87,876

		368,229
Aluminum - 0.13%
Century Aluminum Company *	1,171	65,974
Superior Essex, Inc. *	1,023	36,153

		102,127
Amusement & Theme Parks - 0.03%
Great Wolf Resorts, Inc. *	1,456	20,632

Apparel & Textiles - 1.98%
Bebe Stores, Inc.	1,215	21,846
Brown Shoe, Inc.	2,155	63,874
Carter's, Inc. *	2,462	66,769
Cherokee, Inc.	435	20,362
Columbia Sportswear Company	662	46,161
Crocs, Inc. *	502	40,843
Deckers Outdoor Corp. *	554	48,691
dELiA*s, Inc. *	1,337	10,576
G & K Services, Class A	1,089	41,458
Guess?, Inc.	2,116	93,527

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Hartmarx Corp. *	1,752	$11,476
Heelys, Inc. *	335	10,985
Iconix Brand Group, Inc. *	2,440	54,290
Interface, Inc., Class A	2,700	45,576
Joseph A. Bank Clothiers, Inc. *	920	38,723
Kellwood Company	1,313	37,827
K-Swiss, Inc., Class A	1,326	38,467
Maidenform Brands, Inc. *	754	14,130
Movado Group, Inc.	902	30,064
Oakley, Inc.	1,269	32,258
Oxford Industries, Inc.	775	35,286
Perry Ellis International, Inc. *	573	17,958
Phillips-Van Heusen Corp.	2,789	170,464
Quiksilver, Inc. *	6,180	87,200
Skechers United States of America, Inc.,
Class A *	607	19,485
Stage Stores, Inc.	2,219	46,377
Stride Rite Corp.	1,925	38,789
The Gymboree Corp. *	1,599	71,475
Timberland Company, Class A *	2,538	69,389
True Religion Apparel, Inc. *	705	13,233
Under Armour, Inc., Class A *	1,050	50,221
Unifirst Corp.	490	20,462
Volcom, Inc. *	672	29,232
Warnaco Group, Inc. *	2,388	82,123
Wolverine World Wide, Inc.	2,828	82,097

		1,601,694
Auto Parts - 1.06%
Accuride Corp. *	1,167	18,345
Aftermarket Technology Corp. *	1,122	33,626
American Axle & Manufacturing Holdings, Inc.	2,620	75,508
ArvinMeritor, Inc.	3,563	74,395
Commercial Vehicle Group, Inc. *	1,100	21,329
CSK Auto Corp. *	2,229	40,568
Federal Signal Corp.	2,463	40,245
Fuel Systems Solutions, Inc. *	602	9,812
Keystone Automotive Industries, Inc. *	835	34,494
Lear Corp. *	3,858	137,615
LKQ Corp. *	2,276	56,832
Miller Industries, Inc. *	532	13,013
Modine Manufacturing Company	1,727	40,602
Noble International, Ltd.	658	12,969
Pep Boys - Manny, Moe & Jack	2,739	58,341
Superior Industries International, Inc.	1,171	26,441
Tenneco, Inc. *	2,293	74,775
Titan International, Inc.	1,131	35,672
Visteon Corp. *	6,497	52,561

		857,143
Auto Services - 0.15%
Dollar Thrifty Automotive Group, Inc. *	1,249	58,054
Lithia Motors, Inc., Class A	813	21,853

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Services (continued)
Midas, Inc. *	836	$18,785
Monro Muffler Brake, Inc.	628	24,272

		122,964
Automobiles - 0.16%
Americas Car Mart, Inc. *	527	7,199
Asbury Automotive Group, Inc.	613	16,723
Group 1 Automotive, Inc.	1,259	53,130
Monaco Coach Corp.	1,389	21,404
Rush Enterprises, Inc., Class A *	1,146	28,088

		126,544
Banking - 6.92%
1st Source Corp.	672	17,606
Alabama National BanCorp	828	51,998
AMCORE Financial, Inc.	1,066	31,756
Americanwest BanCorp	699	13,868
Ameris Bancorp	744	17,313
Anchor BanCorp Wisconsin, Inc.	1,062	30,405
Arrow Financial Corp.	698	15,677
BancFirst Corp.	367	15,843
Bancorp, Inc. *	591	12,683
BancTrust Financial Group, Inc.	615	12,325
Bank Granite Corp.	984	15,951
Bank Mutual Corp.	3,027	35,809
Bank of the Ozarks, Inc.	677	19,443
BankAtlantic Bancorp, Inc., Class A	2,442	23,150
BankFinancial Corp.	1,359	22,369
BankUnited Financial Corp., Class A	1,610	36,901
Banner Corp.	645	23,233
Berkshire Hill Bancorp, Inc.	515	16,938
Boston Private Financial Holdings, Inc.	1,794	50,788
Brookline Bancorp, Inc.	3,312	39,545
Camden National Corp.	415	15,895
Capital City Bank Group, Inc.	694	20,716
Capital Corp of the West	561	13,829
Capitol Bancorp, Ltd.	743	21,458
Cardinal Financial Corp.	1,511	14,823
Cascade Bancorp	1,448	32,580
Cathay General Bancorp, Inc.	2,586	87,614
Centennial Bank Holdings, Inc. *	2,803	24,554
Center Financial Corp.	693	11,933
Central Pacific Financial Corp.	1,542	52,320
Chemical Financial Corp.	1,285	34,554
Chittenden Corp.	2,347	68,439
Citizens Banking Corp.	3,794	72,238
Citizens First Bancorp, Inc.	541	12,248
City Bank, Lynnwood, WA	699	22,731
CoBiz, Inc.	866	16,012
Columbia Banking System, Inc.	847	25,698
Community Bancorp - NV *	484	14,365
Community Bank Systems, Inc.	1,534	31,539
Community Banks, Inc.	1,237	39,238

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Community Trust Bancorp, Inc.	792	$26,896
Corus Bankshares, Inc.	1,991	36,216
CVB Financial Corp.	3,448	39,376
Dime Community Bancorp, Inc.	1,417	19,130
Doral Financial Corp. *	4,899	6,271
Downey Financial Corp.	1,060	77,157
Enterprise Financial Services Corp.	543	13,168
F.N.B. Corp.	3,074	51,367
First BanCorp Puerto Rico	3,543	44,500
First Bancorp	693	13,514
First Busey Corp.	858	17,186
First Charter Corp.	1,746	38,377
First Commonwealth Financial Corp.	3,561	40,275
First Community Bancorp	1,142	64,500
First Community Bancshares, Inc.	548	17,147
First Financial BanCorp.	1,786	26,290
First Financial Bankshares, Inc.	1,056	42,810
First Financial Corp.	731	21,002
First Financial Holdings, Inc.	697	23,008
First Indiana Corp.	738	15,513
First Merchants Corp.	1,003	24,423
First Midwest BanCorp, Inc., Illinois	2,482	91,313
First Niagara Financial Group, Inc.	5,679	77,916
First Place Financial Corp.	974	20,366
First Regional Bancorp *	461	11,843
First Republic Bank	1,282	69,420
First South Bancorp, Inc.	486	13,375
First State Bancorp	1,084	23,978
FirstFed Financial Corp. *	846	54,542
FirstMerit Corp.	3,996	86,034
Flagstar Bancorp, Inc.	2,124	27,315
Flushing Financial Corp.	1,125	18,506
FNB Corp. of Virginia	466	14,917
Franklin Bank Corp. *	1,272	20,975
Frontier Financial Corp.	2,023	47,055
GB&T Bancshares, Inc.	849	14,119
Glacier Bancorp, Inc.	2,657	56,860
Great Southern Bancorp, Inc.	626	17,309
Greater Bay Bancorp	2,542	70,947
Greene County Bancshares, Inc.	506	17,705
Greenhill & Company, Inc.	899	64,728
Hancock Holding Company	1,370	54,170
Hanmi Financial Corp.	2,071	36,180
Harleysville National Corp.	1,532	24,772
Heartland Financial USA, Inc.	808	19,465
Heritage Commerce Corp.	700	17,066
Home Bancshares, Inc.	640	14,272
Horizon Financial Corp.	751	16,928
IBERIABANK Corp.	658	33,644
Independent Bank Corp. - MA	799	23,674
Independent Bank Corp. - MI	1,221	21,111
Integra Bank Corp.	951	21,654

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
International Bancshares Corp.	2,556	$68,639
ITLA Capital Corp.	325	17,856
KNBT Bancorp, Inc.	1,620	24,575
Lakeland Bancorp, Inc.	1,139	15,969
Lakeland Financial Corp.	755	16,610
Macatawa Bank Corp.	890	13,944
MAF Bancorp, Inc.	1,729	93,159
MainSource Financial Group, Inc.	1,102	18,899
MB Financial, Inc.	1,433	50,671
Mercantile Bank Corp.	505	13,870
Midwest Banc Holdings, Inc.	1,028	16,499
Nara Bancorp, Inc.	1,143	18,357
National Penn Bancshares, Inc.	2,421	44,159
NetBank, Inc.	3,076	892
NewAlliance Bancshares, Inc.	5,782	93,206
Northwest Bancorp, Inc.	1,009	28,434
Old National Bancorp	3,378	60,297
Old Second Bancorp, Inc.	770	22,515
Omega Financial Corp.	712	20,342
Oriental Financial Group, Inc.	1,237	14,955
Pacific Capital Bancorp	2,369	60,978
Park National Corp.	599	52,305
Partners Trust Financial Group, Inc.	2,452	26,653
Peoples Bancorp, Inc.	657	18,140
PFF Bancorp, Inc.	1,248	37,452
Pinnacle Financial Partners, Inc. *	820	24,231
Placer Sierra Bancshares	1,257	35,347
PremierWest Bancorp	926	12,910
PrivateBancorp, Inc.	909	30,488
Prosperity Bancshares, Inc.	1,744	60,412
Provident Bankshares Corp.	1,672	55,928
Provident Financial Services, Inc.	3,333	55,994
Provident New York Bancorp	2,197	30,121
Renasant Corp.	844	20,526
S & T Bancorp, Inc.	1,356	44,423
S.Y. Bancorp, Inc.	719	17,961
Sandy Spring Bancorp, Inc.	833	26,764
SCBT Financial Corp.	531	19,254
Seacoast Banking Corp. of Florida	783	18,213
Security Bank Corp.	879	18,072
Shore Bancshares, Inc.	540	14,062
Signature Bank *	1,484	49,343
Simmons First National Corp., Class A	770	21,722
Smithtown Bancorp, Inc.	527	12,432
Southside Bancshares, Inc.	698	15,089
Southwest Bancorp, Inc.	796	19,558
Sterling Bancorp	1,087	17,425
Sterling Bancshares, Inc.	3,723	42,777
Sterling Financial Corp., PA	1,333	13,170
Sterling Financial Corp., Spokane	2,508	75,842
Suffolk Bancorp	601	18,433
Sun Bancorp, Inc. of New Jersey *	881	15,672

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Superior Bancorp *	1,728	$17,608
Susquehanna Bancshares, Inc.	2,618	56,366
SVB Financial Group *	1,782	94,571
Texas Capital Bancshares, Inc. *	1,217	27,419
Tierone Corp.	977	30,570
Tompkins Trustco, Inc.	401	14,957
Trico Bancshares	677	15,334
TrustCo Bank Corp.	3,903	37,898
Trustmark Corp.	2,457	66,142
UCBH Holdings, Inc.	4,931	91,766
Umpqua Holdings Corp.	3,036	75,779
Union Bankshares Corp.	743	17,468
United Bankshares, Inc.	1,864	62,910
United Community Banks, Inc.	1,837	55,826
Univest Corp. of Pennsylvania	655	15,392
ViewPoint Financial Group	686	12,588
Vineyard National Bancorp Company	563	13,737
Virginia Commerce Bancorp, Inc. *	930	16,991
Virginia Financial Group, Inc.	635	13,976
W Holding Company, Inc.	5,623	30,870
Washington Trust Bancorp, Inc.	683	16,631
Wesbanco, Inc.	1,137	35,645
West Bancorp.	1,051	15,618
West Coast Bancorp	821	25,344
Westamerica Bancorp	1,573	72,830
Western Alliance Bancorp *	750	23,392
Willow Grove Bancorp, Inc.	1,011	12,334
Wilshire Bancorp, Inc.	840	10,702
Wintrust Financial Corp.	1,228	56,353
Yardville National Bancorp	550	19,800

		5,589,032
Biotechnology - 1.61%
Advanced Magnetics, Inc. *	487	30,715
Affymetrix, Inc. *	3,419	88,826
Alnylam Pharmaceuticals, Inc. *	1,891	31,012
Applera Corp. - Celera Genomics Group *	3,893	51,972
Arena Pharmaceuticals, Inc. *	3,089	42,937
Bio Reference Labs, Inc. *	559	14,556
Bio-Rad Laboratories, Inc., Class A *	943	70,442
Coley Pharmaceutical Group, Inc. *	1,025	8,518
Combinatorx, Inc. *	1,348	9,099
Cytokinetics, Inc. *	1,778	11,859
deCODE genetics, Inc. *	3,295	10,841
Digene Corp. *	892	39,694
Exelixis, Inc. *	4,793	53,106
Genitope Corp. *	1,506	5,376
Genomic Health, Inc. *	658	11,383
Geron Corp. *	3,745	34,529
GTx, Inc. *	725	14,471
Human Genome Sciences, Inc. *	6,671	70,646
Integra LifeSciences Holdings Corp. *	969	49,729

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Intermune, Inc. *	1,324	$35,205
Keryx Biopharmaceuticals, Inc. *	2,235	24,429
Lexicon Genetics, Inc. *	4,134	13,477
Martek Biosciences Corp. *	1,645	34,430
Medarex, Inc. *	6,203	99,186
Metabasis Therapeutics, Inc. *	1,142	9,068
MGI Pharma, Inc. *	3,962	84,708
Momenta Pharmaceuticals, Inc. *	1,282	16,769
Monogram Biosciences, Inc. *	7,006	12,751
Myriad Genetics, Inc. *	2,178	82,916
Nabi Biopharmaceuticals *	3,163	16,258
Nektar Therapeutics *	4,548	51,574
Neurocrine Biosciences, Inc. *	1,946	22,613
Panacos Pharmaceuticals, Inc. *	2,793	11,675
Pharmanet Development Group, Inc. *	931	29,894
PRA International *	973	22,457
Progenics Pharmaceuticals, Inc. *	1,142	24,427
Sangamo Biosciences, Inc. *	1,546	11,270
Tanox, Inc. *	1,237	23,206
Telik, Inc. *	2,763	16,578
Trimeris, Inc. *	973	6,879

		1,299,481
Broadcasting - 0.67%
Acacia Research - Acacia Technologies *	1,451	19,690
Belo Corp., Class A	4,553	101,213
Citadel Broadcasting Corp.	1,893	15,712
CKX, Inc. *	2,718	28,892
Cox Radio, Inc., Class A *	2,328	34,175
Cumulus Media, Inc., Class A *	1,856	17,409
Emmis Communications Corp., Class A *	1,757	18,255
Entercom Communications Corp.	1,610	42,826
Entravision Communications Corp., Class A *	3,420	34,850
Fisher Communications, Inc. *	415	20,837
Gray Television, Inc.	2,220	22,799
Journal Communications, Inc.	2,254	30,993
Mediacom Communications Corp., Class A *	2,860	26,712
Radio One, Inc., Class D *	3,950	29,665
Sinclair Broadcast Group, Inc., Class A	2,317	35,497
Spanish Broadcasting System, Inc., Class A *	2,465	11,660
Westwood One, Inc.	3,688	29,725
World Wrestling Entertainment, Inc., Class A	1,166	20,417

		541,327
Building Materials & Construction - 0.94%
Apogee Enterprises, Inc.	1,446	35,601
Beacon Roofing Supply, Inc. *	2,252	40,311
Builders FirstSource, Inc. *	808	13,469
Dycom Industries, Inc. *	2,048	60,908
EMCOR Group, Inc. *	1,591	104,354
Granite Construction, Inc.	1,753	120,063
Griffon Corp. *	1,517	35,407
Home Solutions of America, Inc. *	2,521	18,857

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
Infrasource Services, Inc. *	1,359	$49,196
Interline Brands, Inc. *	1,384	33,880
Levitt Corp., Class A	907	8,480
LSI Industries, Inc.	1,170	17,854
NCI Building Systems, Inc. *	1,042	53,569
Perini Corp. *	1,105	60,775
Sterling Construction Company, Inc. *	496	11,621
Trex Company, Inc. *	646	12,920
U.S. Concrete, Inc. *	1,780	15,735
WCI Communities, Inc. *	1,703	35,661
Williams Scotsman International, Inc. *	1,513	34,738

		763,399
Business Services - 4.67%
ABM Industries, Inc.	2,220	65,512
Access Integrated Technologies, Inc. *	814	5,836
Administaff, Inc.	1,164	42,439
AMERCO, Inc. *	523	36,898
Arbitron, Inc.	1,523	79,744
Barrett Business Services, Inc.	406	10,195
BearingPoint, Inc. *	9,443	69,784
Black Box Corp.	895	32,605
Bowne & Company, Inc.	1,486	28,814
Bright Horizons Family Solutions, Inc. *	1,336	56,566
Catalina Marketing Corp.	2,329	74,295
CDI Corp.	666	22,271
Coinstar, Inc. *	1,417	44,763
Compass Diversified Trust	767	13,315
Compucredit Corp. *	1,110	40,870
COMSYS IT Partners, Inc. *	856	19,705
Cornell Corrections, Inc. *	613	14,608
CoStar Group, Inc. *	860	46,664
CRA International, Inc. *	584	30,888
CSG Systems International, Inc. *	2,260	62,828
Deluxe Corp.	2,600	113,542
Diamond Management & Technology
Consultants, Inc.	1,531	19,918
eFunds Corp. *	2,361	79,825
Electro Rent Corp. *	1,040	14,986
Ennis Business Forms, Inc.	1,316	31,452
Equifax, Inc.	1,392	58,516
Euronet Worldwide, Inc. *	1,788	48,044
Exponent, Inc. *	822	18,906
EZCORP, Inc., Class A *	1,821	27,370
First Consulting Group, Inc. *	1,256	11,367
Forrester Research, Inc. *	760	20,611
FTI Consulting, Inc. *	2,139	79,314
Gartner Group, Inc., Class A *	2,622	72,262
Gevity HR, Inc.	1,272	26,712
Global Cash Access, Inc. *	1,704	27,690
GSI Commerce, Inc. *	1,994	45,623
Healthcare Services Group, Inc.	1,399	38,990

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Heidrick & Struggles International, Inc. *	935	$45,572
Hudson Highland Group, Inc. *	1,273	27,471
Huron Consulting Group, Inc. *	932	63,861
ICT Group, Inc. *	380	7,163
Infocrossing, Inc. *	928	16,936
Informatica Corp. *	4,377	66,793
Insight Enterprises, Inc. *	2,462	54,558
Intervoice Brite, Inc. *	2,084	16,422
Jackson Hewitt Tax Service, Inc.	1,671	50,548
Kelly Services, Inc., Class A	1,038	29,915
Kendle International, Inc. *	634	21,892
Kenexa Corp. *	973	37,957
Kforce, Inc. *	1,504	24,169
Korn/Ferry International *	2,147	55,844
Labor Ready, Inc. *	2,428	58,272
LECG Corp. *	1,296	19,181
MAXIMUS, Inc.	1,090	47,110
McGrath Rentcorp	1,126	35,052
MPS Group, Inc. *	5,233	71,954
Navigant Consulting Company *	2,163	45,077
Net 1 UEPS Technologies, Inc. *	2,567	68,744
On Assignment, Inc. *	1,779	19,391
Paxar Corp. *	2,084	63,041
Perot Systems Corp., Class A *	4,352	74,332
PHH Corp. *	2,680	83,080
Pre-Paid Legal Services, Inc. *	457	29,691
Quest Software, Inc. *	3,398	58,514
Resource America, Inc.	837	19,711
Resources Connection, Inc. *	2,442	78,779
Rewards Network, Inc. *	1,487	5,814
Rollins, Inc.	1,507	34,797
SAIC, Inc. *	4,959	99,924
ScanSource, Inc. *	1,314	38,080
Sirva, Inc. *	2,746	7,826
SonicWALL, Inc. *	3,316	27,390
Sotheby's	3,222	152,948
Source Interlink Companies *	1,843	10,008
Spherion Corp. *	2,977	29,323
SRA International, Inc., Class A *	1,942	49,307
Standard Parking Corp. *	292	10,711
SYNNEX Corp. *	679	13,906
Syntel, Inc.	432	14,956
TeleTech Holdings, Inc. *	1,654	58,188
Tetra Tech, Inc. *	2,904	64,062
The BISYS Group, Inc. *	6,140	72,145
Tyler Technologies, Inc. *	2,055	24,927
Viad Corp.	1,069	47,432
Volt Information Sciences, Inc. *	639	15,866
Waste Industries USA	407	12,694
Watson Wyatt Worldwide, Inc., Class A	2,135	110,102
Wind River Systems, Inc. *	3,871	41,071

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Zhone Technologies, Inc. *	6,114	$8,804

		3,775,039
Cable and Television - 0.48%
Charter Communications, Inc., Class A *	19,505	78,215
Gemstar-TV Guide International, Inc. *	12,613	58,020
Houston Wire & Cable Company *	445	12,740
Lin TV Corp. *	1,424	27,811
LodgeNet Entertainment Corp. *	1,031	36,580
Outdoor Channel Holdings, Inc. *	815	8,158
Time Warner Telecom, Inc., Class A *	7,193	139,256
TiVo, Inc. *	4,363	27,269

		388,049
Cellular Communications - 0.36%
Brightpoint, Inc. *	2,566	33,717
Dobson Communications Corp., Class A *	7,535	80,097
iPCS, Inc. *	847	29,459
Novatel Wireless, Inc *	1,502	34,892
RF Micro Devices, Inc. *	9,712	63,419
Syniverse Holdings, Inc. *	1,225	15,680
USA Mobility, Inc.	1,403	32,283

		289,547
Chemicals - 1.79%
A. Schulman, Inc.	1,239	29,971
Albany Molecular Research, Inc. *	1,414	20,121
American Vanguard Corp.	944	13,018
Arch Chemicals, Inc.	1,225	43,071
Balchem Corp.	936	16,511
Cabot Microelectronics Corp. *	1,230	41,156
Calgon Carbon Corp. *	2,087	21,141
Cambrex Corp.	1,438	17,874
CF Industries Holdings, Inc.	2,787	124,663
Ferro Corp.	2,162	51,391
Georgia Gulf Corp.	1,755	30,291
H.B. Fuller Company	2,978	81,151
Hercules, Inc. *	5,747	108,216
Innospec, Inc.	629	37,614
Metabolix, Inc. *	378	8,713
Minerals Technologies, Inc.	1,005	63,928
Newmarket Corp.	878	42,012
Olin Corp.	3,663	74,139
OM Group, Inc. *	1,485	92,827
Omnova Solutions, Inc. *	2,286	12,825
Pioneer Companies, Inc. *	630	21,685
PolyOne Corp. *	4,732	33,739
Rockwood Holdings, Inc. *	1,767	56,703
Sensient Technologies Corp.	2,375	61,845
Stepan Company	378	11,563
Terra Industries, Inc. *	4,824	93,537
Tronox, Inc.	2,127	29,608
UAP Holding Corp.	2,586	76,184
W. R. Grace & Company *	3,443	93,202

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Zoltek Companies, Inc. *	877	$33,019

		1,441,718
Coal - 0.14%
Alpha Natural Resources, Inc. *	2,627	50,622
International Coal Group, Inc. *	5,805	36,978
James River Coal Company *	907	13,342
Westmoreland Coal Company *	407	11,396

		112,338
Colleges & Universities - 0.21%
Corinthian Colleges, Inc. *	4,390	64,138
DeVry, Inc.	3,091	103,857

		167,995
Commercial Services - 0.68%
CBIZ, Inc. *	2,909	21,759
Cenveo, Inc. *	2,696	65,809
Chemed Corp.	1,326	88,842
Coinmach Service Corp.	1,507	16,577
Color Kinetics, Inc. *	814	23,850
DynCorp International, Inc. *	1,271	22,039
First Advantage Corp., Class A *	393	9,397
Live Nation, Inc. *	3,208	71,859
Morningstar, Inc. *	709	33,897
PeopleSupport, Inc. *	1,225	14,835
Perficient, Inc. *	953	20,013
Providence Service Corp. *	651	17,558
Team, Inc. *	351	13,756
TNS, Inc. *	1,317	15,633
Vertrue, Inc. *	396	19,107
Waste Services, Inc. *	1,932	19,764
Wright Express Corp. *	2,049	71,859

		546,554
Computers & Business Equipment - 2.93%
3Com Corp. *	19,859	92,940
3D Systems Corp. *	807	16,269
Acme Packet, Inc. *	694	8,224
Agilysys, Inc.	1,557	33,818
Avanex Corp. *	9,389	15,867
Avocent Corp. *	2,595	72,738
Benchmark Electronics, Inc. *	3,557	78,645
Blue Coat Systems, Inc. *	741	32,597
Brocade Communications Systems, Inc. *	19,988	183,490
CACI International, Inc., Class A *	1,542	79,490
CalAmp Corp. *	1,269	5,685
Cogent, Inc. *	2,201	34,071
Digi International, Inc. *	1,343	18,869
Echelon Corp. *	1,594	27,799
Electronics for Imaging, Inc. *	2,935	83,677
EMS Technologies, Inc. *	827	16,813
Extreme Networks, Inc. *	6,168	23,130
Falconstor Software, Inc. *	1,920	20,832
Foundry Networks, Inc. *	7,382	118,703

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Gateway, Inc. *	14,419	$25,810
Gerber Scientific, Inc. *	1,252	14,285
Hypercom Corp. *	2,852	17,255
IHS, Inc., Class A *	1,179	47,384
InPhonic, Inc. *	1,264	11,073
Intermec, Inc. *	2,427	59,704
Internap Network Services Corp. *	2,180	32,286
Isilon Systems, Inc. *	442	6,484
Ixia *	2,215	20,555
Jack Henry & Associates, Inc.	4,022	106,382
Komag, Inc. *	1,562	37,894
Kronos, Inc. *	1,623	88,924
L-1 Identity Solutions, Inc. *	3,281	70,148
Merge Technologies, Inc. *	1,586	10,975
Micros Systems, Inc. *	1,964	108,982
Mindspeed Technologies, Inc. *	5,899	12,860
MTS Systems Corp.	931	40,880
Ness Technologies, Inc. *	1,565	18,639
NETGEAR, Inc. *	1,678	62,606
Netscout Systems, Inc. *	1,441	11,658
Palm, Inc. *	4,641	75,602
Parametric Technology Corp. *	5,645	105,449
Plexus Corp. *	2,328	51,239
Quantum Corp. *	9,998	30,894
Rackable Systems, Inc. *	1,435	17,407
Radiant Systems, Inc. *	1,376	18,521
RadiSys Corp. *	1,119	15,129
SI International, Inc. *	682	21,517
Sigma Designs, Inc. *	1,162	32,455
Silicon Storage Technology, Inc. *	4,676	18,470
Sonic Solutions *	1,352	17,441
Standard Microsystems Corp. *	1,131	35,084
Stratasys, Inc. *	521	25,086
Sykes Enterprises, Inc. *	1,493	29,084
Synaptics, Inc. *	1,272	40,144
Transmeta Corp. *	11,056	3,980
Trident Microsystems, Inc. *	2,890	58,956

		2,364,899
Construction & Mining Equipment - 0.56%
A.S.V., Inc. *	1,091	19,125
Astec Industries, Inc. *	861	37,101
Bucyrus International, Inc., Class A	1,593	113,023
Carbo Ceramics, Inc.	1,019	45,244
Gulf Islands Fabrication, Inc.	633	20,971
Kaman Corp., Class A	1,241	36,461
Layne Christensen Company *	618	27,816
Matrix Service Company *	1,246	31,835
Washington Group International, Inc. *	1,458	122,472

		454,048

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.46%
Ameron International Corp.	450	$35,325
Applied Industrial Technologies, Inc.	2,277	66,625
Clarcor, Inc.	2,627	87,794
Columbus McKinnon Corp. *	942	28,260
Comfort Systems USA, Inc.	2,095	29,330
Simpson Manufacturing Company, Inc.	1,879	62,608
Standex International Corp.	699	19,943
Universal Forest Products, Inc.	848	40,772

		370,657
Containers & Glass - 0.34%
Graphic Packaging Corp. *	3,817	18,856
Greif, Inc., Class A	1,656	92,173
Interpool, Inc.	614	16,572
Mobile Mini, Inc. *	1,798	54,300
Silgan Holdings, Inc.	1,175	67,821
TAL International Group, Inc.	828	21,544

		271,266
Correctional Facilities - 0.09%
The Geo Group, Inc. *	1,280	69,760
Cosmetics & Toiletries - 0.25%
Chattem, Inc. *	879	55,966
Elizabeth Arden, Inc. *	1,362	31,898
Nu Skin Enterprises, Inc., Class A	2,783	48,814
Physicians Formula Holdings, Inc. *	452	7,820
Playtex Products, Inc. *	2,875	42,837
Revlon, Inc., Class A *	10,174	14,142

		201,477
Crude Petroleum & Natural Gas - 0.81%
Allis-Chalmers Energy, Inc. *	1,376	27,795
Arena Resources, Inc. *	599	30,477
Bill Barrett Corp. *	1,441	54,455
Bois d'Arc Energy, Inc. *	882	15,153
Edge Petroleum Corp. *	1,491	21,560
EXCO Resources, Inc. *	2,628	47,488
Gasco Energy, Inc. *	4,510	10,463
GMX Resources, Inc. *	497	19,229
Goodrich Petroleum Corp. *	721	25,682
Gulfport Energy Corp. *	736	14,058
Harvest Natural Resources, Inc. *	1,977	18,722
MarkWest Hydrocarbon, Inc.	321	19,103
Parallel Petroleum Corp. *	1,908	43,998
Penn Virginia Corp.	941	75,092
Petroquest Energy, Inc. *	2,122	30,048
Quest Resource Corp. *	1,129	9,901
SulphCo, Inc. *	1,910	7,373
Swift Energy Company *	1,473	63,383
Toreador Resources Corp. *	657	10,223
Transmeridian Exploration, Inc. *	4,103	9,437
TXCO Resources, Inc. *	1,566	17,868
VAALCO Energy, Inc. *	3,048	14,600
Venoco, Inc. *	645	12,816

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Western Refining, Inc.	1,172	$57,604

		656,528
Domestic Oil - 1.25%
Atlas America, Inc.	1,178	58,428
Berry Petroleum Company, Class A	1,788	65,137
Brigham Exploration Company *	2,495	15,694
Carrizo Oil & Gas, Inc. *	1,126	45,794
Comstock Resources, Inc. *	2,175	66,033
Delta Petroleum Corp. *	3,284	64,498
Encore Aquisition Company *	2,673	73,641
Energy Partners, Ltd. *	1,966	33,815
EnergySouth, Inc.	430	20,997
GeoGlobal Resources, Inc. *	1,615	8,350
Giant Industries, Inc. *	741	57,072
Houston Exploration Company *	1,449	86,998
Mariner Energy, Inc. *	3,703	92,501
McMoran Exploration Company *	1,293	19,589
Meridian Resource Corp. *	4,779	14,002
Oil States International, Inc. *	2,494	97,091
Stone Energy Corp. *	1,392	45,421
Syntroleum Corp. *	2,266	6,775
Union Drilling, Inc. *	751	11,453
Warren Resources, Inc. *	2,735	36,184
Whiting Petroleum Corp. *	1,866	82,757
Williams Clayton Energy, Inc. *	308	7,795

		1,010,025
Drugs & Health Care - 1.95%
Abaxis, Inc. *	1,041	23,829
Abiomed, Inc. *	1,501	16,751
Acadia Pharmaceuticals, Inc. *	1,515	19,377
Adams Respiratory Therapeutics, Inc. *	1,539	70,486
Alpharma Inc., Class A	2,147	52,172
Ariad Pharmaceuticals, Inc. *	3,613	19,619
Arrow International, Inc.	1,157	44,429
Bioenvision, Inc. *	2,415	13,645
BioMarin Pharmaceutical, Inc. *	4,634	82,671
Candela Corp. *	1,268	14,252
Cell Genesys, Inc. *	3,802	16,425
CV Therapeutics, Inc. *	3,049	32,136
Datascope Corp.	677	24,947
Dendreon Corp. *	4,150	35,607
DepoMed, Inc. *	2,329	10,178
Diversa Corp. *	1,622	10,559
Durect Corp. *	3,233	12,932
Gentiva Health Services, Inc. *	1,386	28,385
Healthextras, Inc. *	1,380	41,993
I-Flow Corp. *	1,230	19,286
Illumina, Inc. *	2,740	89,406
Immucor, Inc. *	3,435	108,477
Invacare Corp.	1,603	28,453

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
K-V Pharmaceutical Company, Class A *	1,954	$52,758
Landauer, Inc.	488	24,244
Luminex Corp. *	1,828	22,685
Mannatech, Inc.	862	12,085
Matria Healthcare, Inc. *	1,072	34,304
Maxygen, Inc. *	1,564	15,906
Medical Action, Inc. *	734	14,827
Mentor Corp.	1,839	74,369
Meridian Bioscience, Inc.	1,613	34,056
Molina Healthcare, Inc. *	617	19,726
Northfield Laboratories, Inc. *	1,421	2,203
Option Care, Inc.	1,378	20,766
OraSure Technologies, Inc. *	2,451	18,775
Pain Therapeutics, Inc. *	1,866	15,712
Parexel International Corp. *	1,376	55,343
Perrigo Company	3,923	76,734
Quidel Corp. *	1,554	22,828
Res-Care, Inc. *	1,153	23,867
Savient Pharmaceuticals, Inc. *	2,661	37,839
Vital Signs, Inc.	353	20,541
West Pharmaceutical Services, Inc.	1,636	83,207
Xenoport, Inc. *	1,022	44,968
Zymogenetics, Inc. *	1,932	31,666

		1,575,424
Educational Services - 0.25%
eCollege.com *	954	21,016
INVESTools, Inc. *	3,335	40,754
Leapfrog Enterprises, Inc., Class A *	1,781	19,787
Strayer Education, Inc.	726	90,866
Universal Technical Institute, Inc. *	1,180	27,860

		200,283
Electrical Equipment - 1.52%
A.O. Smith Corp.	1,035	40,665
Aaon, Inc.	534	15,865
American Science & Engineering, Inc. *	470	25,465
Anaren, Inc. *	921	16,081
Anixter International, Inc. *	1,559	115,148
Audiovox Corp., Class A *	905	12,154
Baldor Electric Company	2,226	103,242
Capstone Turbine Corp. *	7,888	7,573
Cohu, Inc.	1,187	24,262
DTS, Inc. *	926	21,131
Encore Wire Corp.	1,189	34,540
Excel Technology, Inc. *	672	18,157
FLIR Systems, Inc. *	3,315	137,108
Genlyte Group, Inc. *	1,259	109,684
GrafTech International, Ltd. *	5,012	77,586
Greatbatch, Inc. *	1,112	33,405
Lamson & Sessions Company *	725	20,249
Littelfuse, Inc. *	1,132	45,371
Methode Electronics, Inc.	1,917	28,908

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Plug Power, Inc. *	3,910	$11,574
Powell Industries, Inc. *	422	11,816
Power-One, Inc. *	3,658	13,388
Universal Electronics, Inc. *	719	24,087
Varian, Inc. *	1,562	91,924
Vicor Corp.	1,052	12,487
W.H. Brady Company, Class A	2,280	84,679
Watsco, Inc.	1,409	89,063

		1,225,612
Electrical Utilities - 1.44%
Allete, Inc.	1,279	61,392
Avista Corp.	2,648	62,016
Black Hills Corp.	1,910	78,291
CH Energy Group, Inc.	824	39,025
Cleco Corp.	2,869	77,406
Duquesne Light Holdings, Inc.	4,472	90,334
El Paso Electric Company *	2,471	67,236
Empire District Electric Company	1,563	36,871
IDACORP, Inc.	2,165	71,900
ITC Holdings Corp.	916	39,754
MGE Energy, Inc.	1,080	36,634
NorthWestern Corp.	1,821	60,020
Otter Tail Corp.	1,504	49,181
Pike Electric Corp. *	818	17,840
PNM Resources, Inc.	3,818	112,669
Portland General Electric Company	1,357	39,814
UIL Holding Corp.	1,257	41,230
Unisource Energy Corp.	1,775	64,841
Westar Energy, Inc.	4,389	116,352

		1,162,806
Electronics - 1.90%
Adaptec, Inc. *	5,910	24,054
Anadigics, Inc. *	3,001	37,783
Analogic Corp.	703	46,398
Ansoft Corp. *	844	27,042
Bel Fuse, Inc., Class B	529	19,213
Belden CDT, Inc.	2,272	130,095
Bookham, Inc *	3,863	8,305
Checkpoint Systems, Inc. *	1,990	49,810
Comtech Group, Inc. *	749	13,063
CTS Corp.	1,862	22,381
Cubic Corp.	827	20,783
Daktronics, Inc.	1,975	47,321
Electro Scientific Industries, Inc. *	1,492	30,810
Enersys *	2,376	43,053
FEI Company *	1,208	44,817
Franklin Electric, Inc.	1,157	54,541
Hutchinson Technology, Inc. *	1,314	24,020
II-VI, Inc. *	1,198	33,244
Imation Corp.	1,765	66,911
Integrated Electrical Services, Inc. *	806	21,343

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
IPG Photonics Corp. *	531	$11,910
Itron, Inc. *	1,514	102,422
Kemet Corp. *	4,408	33,853
LoJack Corp. *	992	21,804
Maxwell Technologies, Inc. *	804	11,047
Measurement Specialties, Inc. *	739	14,699
Medis Technologies, Ltd. *	1,122	16,392
Mentor Graphics Corp. *	4,318	61,575
Mercury Computer Systems, Inc. *	1,224	15,936
MoSys, Inc. *	1,250	10,062
Multi-Fineline Electronix, Inc. *	460	7,857
Newport Corp. *	2,075	30,959
OSI Systems, Inc. *	770	20,613
Park Electrochemical Corp.	1,034	28,797
Photon Dynamics, Inc. *	936	10,249
RAE Systems, Inc. *	2,207	5,584
Rogers Corp. *	891	35,854
SiRF Technology Holdings, Inc. *	2,606	56,550
Supertex, Inc. *	626	20,990
Sycamore Networks, Inc. *	9,317	34,659
Taser International, Inc. *	3,187	33,591
Technitrol, Inc.	2,058	54,208
TTM Technologies, Inc. *	2,154	23,823
Universal Display Corp. *	1,227	19,153
X-Rite, Inc.	1,511	22,605
Zoran Corp. *	2,494	50,204
Zygo Corp. *	985	14,893

		1,535,276
Energy - 0.83%
Alon USA Energy, Inc.	607	24,116
Aventine Renewable Energy Holdings Inc *	1,549	26,070
Energy Conversion Devices, Inc. *	1,981	68,107
Evergreen Energy, Inc. *	3,643	25,173
Evergreen Solar, Inc. *	3,406	28,542
First Solar, Inc. *	1,112	75,661
Fuelcell Energy, Inc. *	3,414	23,557
Hanover Compressor Company *	5,173	129,325
Headwaters, Inc. *	2,152	42,438
New Jersey Resources Corp.	1,431	78,390
Ormat Technologies, Inc.	446	16,234
Pacific Ethanol, Inc. *	1,406	18,925
Rosetta Resources, Inc. *	2,560	62,438
SunPower Corp., Class A. *	579	30,924
US BioEnergy Corp. *	589	7,586
VeraSun Energy Corp. *	926	14,066

		671,552
Financial Services - 2.43%
Accredited Home Lenders Holding Company *	1,115	15,599
Advance America Cash Advance Centers, Inc.	3,437	60,663
Advanta Corp., Class B	981	49,305
Asset Acceptance Capital Corp. *	840	16,128

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Asta Funding, Inc.	603	$25,453
Authorize.Net Holdings, Inc. *	1,415	23,149
Bankrate, Inc. *	522	22,707
Calamos Asset Management, Inc.	1,212	30,239
Capital Southwest Corp.	141	24,351
Cass Information Systems, Inc.	343	11,388
Centerline Holding Company	2,702	53,202
City Holding Company	920	35,061
Clayton Holdings, Inc. *	461	6,638
Cohen & Steers, Inc.	700	36,393
Credit Acceptance Corp. *	460	12,300
Delphi Financial Group, Inc.	2,152	92,407
Dollar Financial Corp. *	630	19,253
Federal Agricultural Mortgage Corp., Class C	575	16,899
Financial Federal Corp.	1,380	37,522
Fremont General Corp.	3,368	44,626
Friedman, Billings, Ramsey Group, Inc.	7,489	46,956
GFI Group, Inc. *	609	45,370
Harris & Harris Group, Inc. *	1,104	12,950
Heartland Payment Systems, Inc.	750	19,088
HFF, Inc. *	881	14,052
Interactive Data Corp.	1,802	52,312
International Securities Exchange
Holdings, Inc.	1,932	125,657
Investors Bancorp, Inc. *	2,750	38,308
Irwin Financial Corp.	1,052	16,727
KBW, Inc. *	353	11,540
Kearny Financial Corp.	1,239	17,222
Knight Capital Group, Inc. *	5,310	91,916
LaBranche & Company, Inc. *	2,736	22,599
MarketAxess Holdings, Inc. *	1,677	29,633
Marlin Business Services Corp. *	664	13,672
MCG Capital Corp.	2,923	51,562
MVC Capital, Inc.	1,141	22,078
National Financial Partners Corp.	1,902	89,071
NBT Bancorp, Inc.	1,756	39,686
NewStar Financial, Inc. *	720	10,195
Ocwen Financial Corp. *	1,752	24,808
optionsXpress Holdings, Inc.	1,070	27,264
Penson Worldwide, Inc. *	435	12,519
Piper Jaffray Companies, Inc. *	948	63,421
Portfolio Recovery Associates, Inc. *	809	47,893
Sanders Morris Harris Group, Inc.	991	13,567
Stifel Financial Corp. *	771	46,422
SWS Group, Inc.	1,220	29,451
Taylor Capital Group, Inc.	340	10,251
Technology Investment Capital Corp.	1,114	19,183
UMB Financial Corp.	1,577	60,888
United Community Financial Corp.	1,522	16,103
United Panam Financial Corp. *	566	8,886
Waddell & Reed Financial, Inc., Class A	4,314	111,905
World Acceptance Corp. *	936	39,668

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
WSFS Financial Corp.	342	$22,599

		1,958,705
Food & Beverages - 1.03%
Chiquita Brands International, Inc.	2,167	39,743
Coca-Cola Bottling Company	266	14,726
Diamond Foods, Inc.	892	14,691
Flowers Foods, Inc.	2,631	90,769
Green Mountain Coffee Roasters, Inc. *	254	17,183
Hain Celestial Group, Inc. *	1,597	45,674
Imperial Sugar Company	595	16,910
J & J Snack Foods Corp.	716	28,160
Jones Soda Company *	1,293	24,373
Lance, Inc.	1,577	37,454
M & F Worldwide Corp. *	565	38,584
MGP Ingredients, Inc.	538	9,178
Nuco2, Inc. *	820	21,205
Performance Food Group Company *	1,775	63,013
Pilgrim's Pride Corp.	2,048	72,356
Ralcorp Holdings, Inc. *	1,343	78,109
Sanderson Farms, Inc.	869	37,358
Seaboard Corp.	18	39,924
Smithfield Foods, Inc. *	498	15,995
Spartan Stores, Inc.	1,087	28,697
Tootsie Roll Industries, Inc.	1,880	52,828
TreeHouse Foods, Inc. *	1,587	44,499

		831,429
Forest Products - 0.05%
Caraustar Industries, Inc. *	1,573	9,328
Deltic Timber Corp.	525	28,329

		37,657
Funeral Services - 0.05%
Stewart Enterprises, Inc., Class A	5,350	41,409
Furniture & Fixtures - 0.26%
American Woodmark Corp.	629	23,430
Ethan Allen Interiors, Inc.	1,652	59,984
Furniture Brands International, Inc.	2,261	32,785
Hooker Furniture Corp.	589	14,572
Kimball International, Inc., Class B	1,281	17,486
La-Z-Boy, Inc.	2,628	30,905
Sealy Corp.	979	16,203
Stanley Furniture Company, Inc.	656	15,081

		210,446
Gas & Pipeline Utilities - 0.97%
American States Water Company	892	32,139
Aquila, Inc. *	19,018	81,207
Aurora Oil & Gas Corp. *	4,602	9,204
Cal Dive International, Inc. *	1,132	17,501
California Water Service Group	1,009	37,565
Crosstex Energy, Inc.	1,614	48,372
Nicor, Inc.	2,241	105,215

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
Northwest Natural Gas Company	1,413	$70,410
Piedmont Natural Gas, Inc.	3,878	102,922
South Jersey Industries, Inc.	1,478	57,450
Southwest Gas Corp.	2,034	77,617
Southwest Water Company	1,373	17,876
The Laclede Group, Inc.	1,146	35,709
WGL Holdings, Inc.	2,482	87,540

		780,727
Healthcare Products - 2.45%
Accuray, Inc. *	816	18,768
Align Technology, Inc. *	2,834	64,587
American Medical Systems Holdings, Inc. *	3,546	66,523
AngioDynamics, Inc. *	1,088	17,245
Animal Health International, Inc. *	649	8,080
Arthrocare Corp. *	1,398	61,610
Aspect Medical Systems, Inc. *	869	14,069
Biosite, Inc. *	823	75,650
Bruker BioSciences Corp. *	2,172	18,549
Cerus Corp. *	1,713	10,655
Computer Programs & Systems, Inc.	508	17,059
Conceptus, Inc. *	1,174	21,813
CONMED Corp. *	1,427	44,679
Cyberonics, Inc. *	1,107	20,789
Cypress Biosciences, Inc. *	1,686	25,526
DJO, Inc. *	1,153	44,979
Foxhollow Technologies, Inc. *	1,119	25,289
Haemonetics Corp. *	1,347	66,865
Health Tronics, Inc. *	1,954	9,379
Hologic, Inc. *	2,668	144,312
ICU Medical, Inc. *	737	29,591
Inverness Medical Innovations, Inc. *	1,953	93,139
Kensey Nash Corp. *	622	14,511
Kyphon, Inc. *	2,241	106,425
LCA-Vision, Inc.	1,058	47,875
LifeCell Corp. *	1,707	48,052
Mannkind Corp. *	1,696	19,300
Merit Medical Systems, Inc. *	1,459	16,706
Natus Medical, Inc. *	1,117	17,503
Nuvasive, Inc. *	1,687	43,795
Owens & Minor, Inc.	2,025	71,888
Polymedica Corp.	1,169	47,532
PSS World Medical, Inc. *	3,431	64,331
Sirona Dental Systems, Inc. *	894	30,977
SonoSite, Inc. *	847	24,148
Spectranetics Corp. *	1,637	15,748
Stereotaxis, Inc. *	1,344	16,182
STERIS Corp.	3,414	102,659
SurModics, Inc. *	814	30,541
Symmetry Medical, Inc. *	1,783	27,333
The Medicines Company *	2,546	49,672
Thermogenesis Corp. *	2,999	8,127

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Thoratec Corp. *	2,684	$53,170
USANA Health Sciences, Inc. *	476	18,507
Ventana Medical Systems, Inc. *	1,352	69,574
Viasys Healthcare, Inc. *	1,639	70,395
Wright Medical Group, Inc. *	1,743	42,459
Zoll Medical Corp. *	990	22,226

		1,978,792
Healthcare Services - 1.13%
Air Methods Corp. *	555	19,603
Alliance Imaging, Inc. *	818	7,166
Amedisys, Inc. *	1,297	48,378
AMERIGROUP Corp. *	2,608	66,504
AMN Healthcare Services, Inc. *	1,761	39,658
Apria Healthcare Group, Inc. *	2,140	61,974
Capital Senior Living Corp. *	1,194	13,277
CorVel Corp. *	418	11,470
Cross Country Healthcare, Inc. *	1,651	28,744
Emeritus Corp. *	260	9,295
Enzo Biochem, Inc. *	1,600	26,016
Five Star Quality Care, Inc. *	1,653	13,488
Genesis HealthCare Corp. *	985	67,276
Healthspring, Inc. *	941	22,979
Healthways, Inc. *	1,750	81,585
Horizon Health Corp. *	824	16,488
Kindred Healthcare, Inc. *	1,432	45,824
LHC Group, Inc. *	608	17,851
Magellan Health Services, Inc. *	1,963	87,942
National Healthcare Corp.	337	17,945
Nighthawk Radiology Holdings, Inc. *	335	6,080
Odyssey Healthcare, Inc. *	1,806	23,424
Palomar Medical Technologies, Inc. *	886	34,457
Phase Forward, Inc. *	1,748	28,737
Radiation Therapy Services, Inc. *	630	17,401
Sun Healthcare Group, Inc. *	1,627	23,266
Symbion, Inc. *	938	20,523
The Advisory Board Company *	950	49,467
Town Sports International Holdings, Inc. *	480	9,648

		916,466
Holdings Companies/Conglomerates - 0.32%
Florida East Coast, Inc.	1,774	148,537
Freedom Acquisition Holdings, Inc. *	2,759	26,817
Information Services Group, Inc. *	1,799	13,852
NTR Acquisition Company *	1,439	13,412
PICO Holdings, Inc. *	652	30,651
United Industrial Corp.	448	26,835

		260,104
Homebuilders - 0.21%
Champion Enterprises, Inc. *	3,895	44,286
Hovnanian Enterprises, Inc., Class A *	2,528	63,857
M/I Homes, Inc.	628	18,074

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders (continued)
Meritage Homes Corp. *	1,152	$39,963

		166,180
Hotels & Restaurants - 1.92%
AFC Enterprises, Inc. *	1,337	26,031
Ameristar Casinos, Inc.	1,304	38,729
Applebee's International, Inc.	3,771	98,800
BJ's Restaurants, Inc. *	854	17,293
Bob Evans Farms, Inc.	1,834	70,976
Buffalo Wild Wings, Inc. *	380	32,532
California Pizza Kitchen, Inc. *	1,031	37,807
CBRL Group, Inc.	1,332	59,860
CEC Entertainment, Inc. *	1,695	65,630
Century Casinos, Inc. *	1,155	9,667
Chipotle Mexican Grill, Inc. *	1,239	99,182
CKE Restaurants, Inc.	3,472	75,655
Cosi, Inc. *	1,912	9,216
Denny's Corp. *	4,784	21,911
Domino's Pizza, Inc.	1,919	37,651
IHOP Corp.	885	51,463
Jack in the Box, Inc. *	1,788	136,728
Krispy Kreme Doughnuts, Inc. *	2,806	23,935
Landry's Restaurants, Inc.	846	24,754
Lodgian, Inc. *	1,110	16,861
Luby's Cafeterias, Inc. *	1,237	11,925
Magna Entertainment Corp., Class A *	2,311	7,950
Marcus Corp.	1,116	26,081
McCormick & Schmick's Seafood
Restaurants, Inc. *	654	18,410
Morgans Hotel Group Company *	931	22,884
O'Charley's, Inc. *	1,224	27,650
P.F. Chang's China Bistro, Inc. *	1,354	52,522
Papa John's International, Inc. *	1,160	35,902
Peets Coffee & Tea, Inc. *	763	19,891
RARE Hospitality International, Inc. *	1,581	45,912
Red Robin Gourmet Burgers, Inc. *	850	36,490
Ruby Tuesday, Inc.	2,758	76,038
Ruth's Chris Steak House, Inc. *	945	17,303
Sonic Corp. *	3,542	86,354
Texas Roadhouse, Inc., Class A *	2,687	37,215
The Steak & Shake Company *	1,515	23,028
Triarc Companies, Inc.	3,308	51,109

		1,551,345
Household Appliances - 0.10%
Consolidated Tomoka Land Company	310	23,095
Drew Industries, Inc. *	958	32,275
Lifetime Brands, Inc.	619	13,036
National Presto Industries, Inc.	272	16,489

		84,895
Household Products - 0.41%
Blyth, Inc.	1,329	36,468
Central Garden & Pet Company, Class A *	3,301	43,969

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
iRobot Corp. *	608	$10,008
Select Comfort Corp. *	2,527	45,789
Tempur-Pedic International, Inc.	2,511	63,679
Tupperware Brands Corp.	3,086	89,216
TurboChef Technologies, Inc. *	716	9,408
WD-40 Company	901	30,031

		328,568
Housing & Urban Development - 0.02%
Cavco Industries, Inc. *	372	14,374

Industrial Machinery - 1.49%
Actuant Corp., Class A	1,381	76,825
Albany International Corp., Class A	1,361	53,242
Altra Holdings, Inc. *	554	9,368
Badger Meter, Inc.	746	19,165
Briggs & Stratton Corp.	2,585	83,883
Cascade Corp.	632	43,039
Chart Industries, Inc. *	721	16,590
Circor International, Inc.	832	31,774
Cognex Corp.	2,381	56,025
Dionex Corp. *	1,015	71,964
EnPro Industries, Inc. *	1,073	44,572
Gehl Company *	554	16,459
Gorman-Rupp Company	601	20,254
H&E Equipment Services, Inc. *	597	15,594
Intevac, Inc. *	1,077	20,775
Kadant, Inc. *	721	21,522
Lindsay Corp.	615	21,125
Lufkin Industries, Inc.	752	48,060
Middleby Corp. *	338	41,922
NACCO Industries, Inc., Class A	277	47,090
NATCO Group, Inc. *	746	32,086
OYO Geospace Corp. *	208	15,717
Presstek, Inc. *	1,653	11,323
Raser Technologies, Inc. *	1,202	8,654
Regal-Beloit Corp.	1,552	75,443
Robbins & Myers, Inc.	678	30,456
Rofin-Sinar Technologies, Inc. *	782	52,785
Sauer-Danfoss, Inc.	529	14,378
Tecumseh Products Company, Class A *	948	15,140
Tennant Company	842	27,382
Tredegar Industries, Inc.	1,730	39,980
Valmont Industries, Inc.	913	64,357
Watts Water Technologies, Inc., Class A	1,473	55,827

		1,202,776
Industrials - 0.07%
Brookfield Homes Corp.	638	20,359
Clean Harbors, Inc. *	791	37,169

		57,528
Insurance - 2.24%
21st Century Insurance Group	1,686	36,755
Alfa Corp.	1,723	29,239

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American Equity Investment Life Holding
Company	2,941	$35,263
American Physicians Capital, Inc. *	529	21,625
Amtrust Financial Services, Inc.	1,353	21,012
Argonaut Group, Inc. *	1,706	56,520
Bristol West Holdings, Inc.	805	17,766
CNA Surety Corp. *	843	17,231
Commerce Group, Inc.	2,762	94,157
Crawford & Company, Class B	1,347	9,200
Donegal Group, Inc.	783	11,956
Employers Holdings, Inc.	2,738	58,046
FBL Financial Group, Inc., Class A	752	28,937
First Mercury Financial Corp. *	644	12,069
FPIC Insurance Group, Inc. *	526	24,396
Harleysville Group, Inc.	745	22,544
Hilb, Rogal and Hamilton Company	1,831	79,447
Horace Mann Educators Corp.	2,239	49,974
Infinity Property & Casualty Corp.	1,012	53,464
James River Group, Inc.	504	17,116
LandAmerica Financial Group, Inc.	902	83,606
Meadowbrook Insurance Group, Inc. *	1,391	15,190
Midland Company	608	27,056
National Interstate Corp.	850	20,723
National Western Life Insurance Company,
Class A *	128	32,238
Navigators Group, Inc. *	682	33,766
NYMAGIC, Inc.	341	14,291
Odyssey Re Holdings Corp.	649	27,829
Ohio Casualty Corp.	3,074	132,366
Phoenix Companies, Inc.	5,795	91,213
PMA Capital Corp., Class A *	1,812	19,280
Presidential Life Corp.	1,187	21,675
ProAssurance Corp. *	1,691	95,575
RLI Corp.	1,091	62,678
Safety Insurance Group, Inc.	746	31,063
SCPIE Holdings, Inc. *	595	12,733
SeaBright Insurance Holdings, Inc. *	885	15,833
Selective Insurance Group, Inc.	2,990	81,836
State Auto Financial Corp.	769	23,793
Stewart Information Services Corp.	890	35,262
Tower Group, Inc.	1,011	32,008
Triad Guaranty, Inc. *	601	26,799
United Fire & Casualty Company	1,091	42,713
Universal American Financial Corp. *	2,027	43,033
Zenith National Insurance Corp.	1,879	90,887

		1,810,163
International Oil - 0.16%
ATP Oil & Gas Corp. *	1,027	46,574
Callon Petroleum Company *	1,112	15,846
Parker Drilling Company *	5,487	64,143

		126,563

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content - 0.49%
Audible, Inc. *	1,304	$13,066
CMGI, Inc. *	23,459	58,648
CNET Networks, Inc. *	7,623	69,141
Harris Interactive, Inc. *	2,845	15,904
InfoSpace, Inc. *	1,582	38,727
Internet Cap Group, Inc. *	2,027	23,675
Jupitermedia Corp. *	1,178	8,482
Liquidity Services, Inc. *	410	8,188
Move, Inc. *	5,141	21,592
NetRatings, Inc. *	690	14,462
RightNow Technologies, Inc. *	790	12,308
Safeguard Scientifics, Inc. *	6,318	16,616
Schawk, Inc., Class A	843	17,189
Sohu.com, Inc. *	1,318	34,413
SourceForge, Inc. *	3,509	15,545
The Knot, Inc. *	989	18,751
TheStreet.com, Inc.	998	11,617

		398,324
Internet Retail - 0.32%
1-800-Flowers.com, Inc. *	1,381	12,250
Ariba, Inc. *	3,813	35,499
Blue Nile, Inc. *	676	38,850
Drugstore.com, Inc. *	4,368	11,051
Netflix, Inc. *	2,285	50,087
Overstock.com, Inc. *	664	12,231
PetMed Express, Inc. *	1,031	13,310
Priceline.com, Inc. *	1,179	72,909
Stamps.com, Inc. *	916	12,503

		258,690
Internet Service Provider - 0.40%
Cogent Communications Group, Inc. *	1,069	30,680
Covad Communications Group, Inc. *	15,390	14,774
Earthlink, Inc. *	6,247	51,725
Equinix, Inc. *	1,449	126,614
eSPEED, Inc., Class A *	1,148	10,447
Online Resources Corp. *	1,228	15,264
Terremark Worldwide, Inc. *	2,540	18,771
United Online, Inc.	3,277	55,906

		324,181
Internet Software - 0.80%
Agile Software Corp. *	2,998	24,044
Art Technology Group, Inc. *	6,697	19,019
Chordiant Software, Inc. *	1,641	23,220
Cybersource Corp. *	1,604	21,077
DealerTrack Holdings, Inc. *	604	21,798
Digital River, Inc. *	1,995	102,583
eResearch Technology, Inc. *	2,564	22,973
Interwoven, Inc. *	2,184	32,716
Lionbridge Technologies, Inc. *	3,147	18,913
NIC, Inc. *	2,126	12,012
Openwave Systems, Inc. *	4,822	49,667

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software (continued)
RealNetworks, Inc. *	5,433	$46,018
S1 Corp. *	3,213	26,347
Sapient Corp. *	4,167	31,253
Switch & Data Facilities Company, Inc. *	665	12,362
TIBCO Software, Inc. *	10,666	96,207
VASCO Data Security International, Inc. *	1,267	28,850
Vignette Corp. *	1,543	28,715
WebMethods, Inc. *	2,796	25,723

		643,497
Investment Companies - 0.33%
Apollo Investment Corp.	5,187	122,050
Ares Cap Corp.	2,651	49,123
GAMCO Investors, Inc.	322	16,609
Gladstone Capital Corp.	751	17,348
Highland Distressed Opportunities, Inc.	1,023	14,792
Kohlberg Capital Corp.	777	14,499
Medallion Financial Corp.	874	9,990
NGP Capital Resources Company	1,069	18,494

		262,905
Leisure Time - 1.58%
Ambassadors International, Inc.	383	12,405
Arctic Cat, Inc.	687	13,149
Bally Technologies, Inc. *	2,652	72,055
Blockbuster, Inc., Class A *	9,662	42,706
Bluegreen Corp. *	1,154	13,779
Callaway Golf Company	3,848	69,918
Carmike Cinemas, Inc.	712	18,548
Churchill Downs, Inc.	460	23,658
Dover Downs Gaming & Entertainment, Inc.	828	12,105
Gaylord Entertainment Company *	2,050	115,476
Isle of Capri Casinos, Inc. *	812	20,073
K2, Inc. *	2,516	38,394
Lakes Gaming, Inc. *	1,202	13,703
Life Time Fitness, Inc. *	1,537	78,664
Monarch Casino & Resort, Inc. *	561	15,321
MTR Gaming Group, Inc. *	1,192	18,786
Multimedia Games, Inc. *	1,459	18,529
National Cinemedia, Inc. *	2,126	60,697
Parkervision, Inc. *	997	10,429
Pinnacle Entertainment, Inc. *	3,015	92,259
Polaris Industries, Inc.	1,798	99,052
Progressive Gaming International Corp. *	1,905	10,992
RC2 Corp. *	1,071	48,131
Riviera Holdings Corp. *	575	20,631
Shuffle Master, Inc. *	1,788	34,383
Six Flags, Inc. *	3,645	22,563
Speedway Motorsports, Inc.	781	31,521
Steinway Musical Instruments, Inc. *	431	16,602
The Nautilus Group, Inc.	1,696	21,844
Topps, Inc.	1,905	19,469
Trump Entertainment Resorts, Inc. *	1,598	25,712

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
Vail Resorts, Inc. *	1,530	$91,723
West Marine, Inc. *	786	11,704
WMS Industries, Inc. *	1,373	58,160

		1,273,141
Life Sciences - 0.14%
American Ecology Corp.	821	17,775
Dawson Geophysical Company *	394	20,972
Incyte Corp. *	4,274	30,303
Ionatron, Inc. *	1,716	8,511
Senomyx, Inc. *	1,560	20,826
Symyx Technologies, Inc. *	1,753	18,389

		116,776
Liquor - 0.10%
Boston Beer Company, Inc. *	515	19,725
Central European Distribution Corp. *	1,802	62,187

		81,912
Manufacturing - 1.73%
Acuity Brands, Inc.	2,271	137,872
American Railcar Industries, Inc.	481	19,293
AptarGroup, Inc.	3,548	133,263
Barnes Group, Inc.	2,008	59,216
Blout International, Inc. *	1,946	25,415
Ceradyne, Inc. *	1,358	91,760
Coherent, Inc. *	1,578	48,950
ESCO Technologies, Inc. *	1,306	66,175
Freightcar America, Inc.	689	34,057
General Cable Corp. *	2,556	174,191
GenTek, Inc. *	550	19,393
Goodman Global, Inc. *	1,209	26,501
Hexcel Corp. *	4,730	109,405
Input/Output, Inc. *	3,560	57,067
Insteel Industries, Inc.	747	13,640
Kaydon Corp.	1,429	68,949
Koppers Holdings, Inc.	516	16,600
Lancaster Colony Corp.	1,248	54,675
Mine Safety Appliances Company	1,564	67,252
Nordson Corp.	1,498	77,881
Radyne Corp. *	1,014	9,410
Raven Industries, Inc.	846	29,796
Reddy Ice Holdings, Inc.	878	26,797
Smith & Wesson Holding Corp. *	1,492	20,784
Volcano, Corp. *	452	9,157

		1,397,499
Medical-Hospitals - 0.57%
AmSurg Corp. *	1,520	37,407
Centene Corp. *	2,189	50,325
Cepheid, Inc. *	2,789	32,631
DexCom, Inc. *	950	6,232
EV3, Inc. *	910	15,816
Hythiam, Inc. *	1,561	12,426
IRIS International, Inc. *	934	12,870

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals (continued)
Medcath Corp. *	457	$15,081
MWI Veterinary Supply, Inc. *	299	11,529
Neurometrix, Inc. *	700	6,307
Northstar Neuroscience, Inc. *	627	8,370
Novavax, Inc. *	3,280	9,545
NxStage Medical, Inc. *	704	8,469
Psychiatric Solutions, Inc. *	2,679	104,535
RehabCare Group, Inc. *	920	14,518
Sunrise Senior Living, Inc. *	2,241	87,758
Vital Images, Inc. *	866	23,893

		457,712
Metal & Metal Products - 0.89%
A. M. Castle & Company	515	19,055
Ampco-Pittsburgh Corp.	383	14,508
Brush Engineered Materials, Inc. *	983	52,738
Dynamic Materials Corp.	608	22,040
Gibraltar Industries, Inc.	1,239	26,688
L.B. Foster Company *	557	14,855
Ladish Company, Inc. *	721	32,005
Matthews International Corp., Class A	1,635	72,283
Metal Management, Inc.	1,315	63,672
Mueller Industries, Inc.	1,866	65,291
Mueller Water Products, Inc.	5,654	92,726
NN, Inc.	1,062	13,360
Quanex Corp.	1,906	91,374
RBC Bearings, Inc. *	1,046	40,376
RTI International Metals, Inc. *	1,150	102,063

		723,034
Mining - 0.65%
AMCOL International Corp.	1,121	27,879
Cleveland-Cliffs, Inc.	2,105	185,850
Coeur d'Alene Mines Corp. *	14,018	50,605
Compass Minerals International, Inc.	1,614	55,118
Hecla Mining Company *	6,026	48,208
Royal Gold, Inc.	1,175	31,655
Stillwater Mining Company *	2,100	26,670
USEC, Inc. *	4,400	101,640

		527,625
Mobile Homes - 0.12%
Fleetwood Enterprises, Inc. *	3,280	30,537
Skyline Corp.	403	13,355
Winnebago Industries, Inc.	1,656	51,336

		95,228
Newspapers - 0.09%
Journal Register Company	2,201	12,348
Lee Enterprises, Inc.	2,326	58,429

		70,777
Office Furnishings & Supplies - 0.50%
Acco Brands Corp. *	2,281	57,048
Herman Miller, Inc.	3,335	120,060

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Furnishings & Supplies
(continued)
IKON Office Solutions, Inc.	5,540	$80,718
Knoll, Inc.	1,514	36,639
The Standard Register Company	1,049	12,493
United Stationers, Inc. *	1,486	99,696

		406,654
Paper - 0.45%
Bowater, Inc.	2,813	58,482
Buckeye Technologies, Inc. *	1,940	27,587
Chesapeake Corp.	1,118	14,948
Mercer International, Inc. *	1,486	15,974
Neenah Paper, Inc.	756	33,113
P.H. Glatfelter Company	2,257	30,673
Potlatch Corp.	1,956	85,634
Rock-Tenn Company, Class A	1,699	59,329
Wausau-Mosinee Paper Corp.	2,293	31,391
Xerium Technologies, Inc.	1,157	9,059

		366,190
Petroleum Services - 1.39%
Atwood Oceanics, Inc. *	1,357	89,073
Basic Energy Services, Inc. *	772	20,612
Bronco Drilling Company, Inc. *	717	12,003
Complete Production Services, Inc. *	1,317	35,361
Delek U.S. Holdings, Inc.	543	12,951
Dril-Quip, Inc. *	1,111	53,906
Grey Wolf, Inc. *	9,806	77,663
GulfMark Offshore, Inc. *	884	44,403
Hercules Offshore, Inc. *	1,033	36,083
Hornbeck Offshore Services, Inc. *	1,169	46,655
Lone Star Technologies, Inc. *	1,554	104,709
Metretek Technologies, Inc. *	858	11,969
Newpark Resources, Inc. *	4,544	35,852
PetroHawk Energy Corp. *	7,192	117,230
Petroleum Development Corp. *	736	37,514
Pioneer Drilling Company *	2,116	32,608
Rentech, Inc. *	7,176	17,581
RPC, Inc.	1,625	27,592
Superior Well Services, Inc. *	677	17,548
Trico Marine Services, Inc. *	609	25,645
Universal Compression Holdings, Inc. *	1,518	112,803
W-H Energy Services, Inc. *	1,486	94,807
World Fuel Services Corp.	1,395	57,069

		1,121,637
Pharmaceuticals - 1.74%
Adolor Corp. *	2,417	9,088
ADVENTRX Pharmaceuticals, Inc. *	3,572	10,073
Affymax, Inc. *	228	7,499
Akorn, Inc. *	2,642	18,520
Alexion Pharmaceuticals, Inc. *	1,791	86,989
Alkermes, Inc. *	4,910	78,855
Altus Pharmaceuticals, Inc. *	546	7,382

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
American Oriental Bioengineering, Inc. *	2,270	$24,289
Anadys Pharmaceuticals, Inc. *	1,582	6,407
Array BioPharma, Inc. *	2,013	25,022
Atherogenics, Inc. *	2,175	5,198
Auxilium Pharmaceuticals, Inc. *	1,330	20,442
AVANIR Pharmaceuticals *	2,126	7,356
AVI BioPharma, Inc. *	2,773	8,458
Bentley Pharmaceuticals, Inc. *	1,045	12,394
Biocryst Pharmaceuticals, Inc. *	1,238	9,904
Bradley Pharmaceuticals, Inc., Class A *	758	16,737
Caraco Pharmaceutical Labs *	524	8,101
Cubist Pharmaceuticals, Inc. *	2,758	63,296
Encysive Pharmaceuticals, Inc. *	3,307	13,030
Enzon Pharmaceuticals, Inc. *	2,338	19,803
Hi-Tech Pharmacal Company, Inc. *	487	5,747
Idenix Pharmaceuticals, Inc. *	1,335	9,892
Indevus Pharmaceuticals, Inc. *	3,043	22,518
Isis Pharmaceuticals, Inc. *	4,197	42,222
Medicis Pharmaceutical Corp., Class A	2,748	90,684
Nastech Pharmaceutical Company, Inc. *	1,315	15,833
Noven Pharmaceuticals, Inc. *	1,211	28,398
NPS Pharmaceuticals, Inc. *	2,544	10,837
Nuvelo, Inc. *	2,750	10,120
Onyx Pharmaceuticals, Inc. *	2,365	70,761
OSI Pharmaceuticals, Inc. *	2,879	108,711
Par Pharmaceutical Companies, Inc. *	1,775	52,025
Penwest Pharmaceuticals Company *	1,196	15,548
Peregrine Pharmaceuticals, Inc. *	10,409	13,740
Pharmion Corp. *	1,225	35,537
POZEN, Inc. *	1,298	20,495
Prestige Brands Holdings, Inc. *	1,696	22,302
Regeneron Pharmaceuticals, Inc. *	2,642	59,286
Rigel Pharmaceuticals, Inc. *	1,348	13,130
Salix Pharmaceuticals, Ltd. *	2,373	31,537
Santarus, Inc. *	2,646	15,558
Sciele Pharma, Inc. *	1,475	36,462
Somaxon Pharmaceuticals, Inc. *	274	4,110
Supergen, Inc. *	2,575	16,660
United Therapeutics Corp. *	1,087	71,731
Valeant Pharmaceuticals International	4,696	74,150
ViroPharma, Inc. *	3,484	50,483

		1,407,320
Plastics - 0.10%
AEP Industries, Inc. *	354	15,803
PW Eagle, Inc.	555	17,765
Spartech Corp.	1,626	43,577

		77,145
Publishing - 0.47%
American Greetings Corp., Class A	2,689	70,479
Consolidated Graphics, Inc. *	575	41,745
Courier Corp.	547	21,989

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing (continued)
GateHouse Media, Inc.	808	$15,635
Martha Stewart Living
Omnimedia, Inc., Class A *	1,311	23,546
Media General, Inc., Class A	1,128	41,116
Playboy Enterprises, Inc., Class B *	1,216	13,194
PRIMEDIA, Inc. *	10,202	30,504
Scholastic Corp. *	1,782	56,614
Sun-Times Media Group, Inc.	3,442	18,965
Valassis Communications, Inc. *	2,439	43,682

		377,469
Railroads & Equipment - 0.22%
Genesee & Wyoming, Inc., Class A *	1,841	59,888
Greenbrier Company, Inc.	710	22,386
Wabtec Corp.	2,450	95,942

		178,216
Real Estate - 6.20%
Acadia Realty Trust, REIT	1,623	46,109
Affordable Residential Communities, REIT *	2,397	27,877
Agree Realty Corp., REIT	517	18,095
Alexander's, Inc., REIT *	102	44,334
Alexandria Real Estate Equities, Inc., REIT	1,454	152,961
American Campus Communities, Inc., REIT	1,178	34,657
American Financial Realty Trust, REIT	6,572	74,132
American Home Mortgage Investment Corp.,
REIT	2,237	48,856
Anthracite Capital, Inc., REIT	2,942	35,981
Anworth Mortgage Asset Corp., REIT	2,390	22,299
Arbor Realty Trust, Inc., REIT	639	18,205
Ashford Hospitality Trust, Inc., REIT	5,304	65,823
Avatar Holdings, Inc. *	302	24,924
BioMed Realty Trust, Inc., REIT	3,298	92,542
California Coastal Communities, Inc., REIT *	646	11,324
Capital Lease Funding, Inc., REIT	1,833	20,475
Capital Trust, Inc., Class A, REIT	571	25,398
Cedar Shopping Centers, Inc., REIT	2,212	35,281
Corporate Office Properties Trust, REIT	1,844	83,072
Cousins Properties, Inc., REIT	1,938	62,752
Crescent Real Estate Equities Company, REIT	3,977	88,926
DCT Industrial Trust, Inc., REIT	8,512	94,058
Deerfield Triarc Capital Corp., REIT	2,632	42,638
DiamondRock Hospitality Company, REIT	4,395	92,031
Digital Realty Trust, Inc., REIT	1,603	65,082
EastGroup Properties, Inc., REIT	1,213	59,316
Education Realty Trust, Inc., REIT	1,470	21,315
Entertainment Properties Trust, REIT	1,337	78,950
Equity Inns, Inc., REIT	2,775	55,472
Equity Lifestyle Properties, Inc., REIT	990	53,915
Equity One, Inc., REIT	1,919	56,227
Extra Space Storage, Inc., REIT	2,936	52,584
FelCor Lodging Trust, Inc., REIT	3,086	80,822
Fieldstone Investment Corp., REIT	2,641	10,406

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
First Industrial Realty Trust, Inc., REIT	2,250	$100,350
First Potomac Realty Trust, REIT	1,243	31,075
Franklin Street Properties Corp., REIT	2,994	57,485
Getty Realty Corp., REIT	936	26,657
Glimcher Realty Trust, REIT	1,863	50,767
GMH Communities Trust, REIT	2,107	21,407
Gramercy Captial Corp., REIT	955	30,197
Healthcare Realty Trust, Inc., REIT	2,413	79,074
Hersha Hospitality Trust, REIT	2,160	26,222
Highland Hospitality Corp., REIT	3,014	58,080
Highwoods Properties, Inc., REIT	2,719	119,201
Home Properties, Inc., REIT	1,731	99,706
HomeBanc Corp., Georgia, REIT	3,260	6,650
Impac Mortgage Holdings, Inc., REIT	3,929	24,321
Inland Real Estate Corp., REIT	3,464	62,352
Innkeepers USA Trust, REIT	2,327	41,025
Investors Real Estate Trust, SBI, REIT	2,545	27,384
Jer Investors Trust, Inc., REIT	1,362	25,592
Kite Realty Group Trust, REIT	1,495	31,784
LaSalle Hotel Properties, REIT	2,011	95,724
Lexington Corporate Property Trust, REIT	3,448	71,718
LTC Properties, Inc., REIT	1,236	29,639
Luminent Mortgage Capital, Inc., REIT	2,489	22,650
Maguire Properties, Inc., REIT	1,915	69,189
Medical Properties Trust, Inc., REIT	2,516	35,803
Meruelo Maddux Properties, Inc. *	2,351	19,396
MFA Mortgage Investments, Inc., REIT	4,086	30,727
Mid-America Apartment Communities, Inc.,
REIT	1,286	75,553
National Health Investments, Inc., REIT	1,203	42,682
National Retail Properties, Inc., REIT	3,314	80,365
Nationwide Health Properties, Inc., REIT	4,482	139,256
Newcastle Investment Corp., REIT	2,662	78,955
NorthStar Realty Finance Corp., REIT	2,979	42,927
Novastar Financial, Inc., REIT	1,955	14,447
Omega Healthcare Investors, REIT	3,396	58,445
Parkway Properties, Inc., REIT	774	40,132
Pennsylvania Real Estate
Investment Trust, REIT	1,840	87,455
Post Properties, Inc., REIT	2,135	113,198
PS Business Parks, Inc., REIT	815	54,727
Quadra Realty Trust, Inc., REIT *	947	12,775
RAIT Investment Trust, REIT	3,138	92,445
Ramco-Gershenson Properties Trust, REIT	876	32,403
Realty Income Corp., REIT	5,021	137,676
Redwood Trust, Inc., REIT	1,029	55,144
Republic Property Trust, REIT	1,528	18,794
Saul Centers, Inc., REIT	562	27,673
Senior Housing Properties Trust, REIT	3,765	88,478
Sovran Self Storage, Inc., REIT	1,032	54,985
Spirit Finance Corp., REIT	5,427	77,932
Strategic Hotel Cap, Inc., REIT	3,706	86,424

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Sun Communities, Inc., REIT	965	$29,867
Sunstone Hotel Investors, Inc., REIT	2,927	86,376
Tanger Factory Outlet Centers, Inc., REIT	1,574	66,029
Tarragon Realty Investments, Inc. *	766	7,928
Universal Health Realty Income Trust, REIT	681	23,937
Urstadt Biddle Properties, Inc., REIT	1,200	20,580
U-Store-It Trust, REIT	2,413	44,230
Washington Real Estate Investment Trust,
REIT	2,278	85,630
Winston Hotels, Inc., REIT	1,551	23,125
Winthrop Realty Trust, REIT	2,201	14,835

		5,006,422
Retail - 0.02%
Core-Mark Holding Company, Inc. *	545	18,835
Retail Grocery - 0.40%
Ingles Markets, Inc.	625	22,306
Nash-Finch Company	692	32,559
Pathmark Stores, Inc. *	2,716	35,308
Ruddick Corp.	2,035	63,675
Smart & Final, Inc. *	745	16,397
The Great Atlantic & Pacific Tea Company,
Inc. *	984	33,958
United Natural Foods, Inc. *	2,158	59,065
Village Super Market, Inc.	199	8,547
Weis Markets, Inc.	518	22,212
Wild Oats Markets, Inc. *	1,506	25,903

		319,930
Retail Trade - 3.76%
99 Cents Only Stores *	2,393	33,598
A.C. Moore Arts & Crafts, Inc. *	826	18,791
Aaron Rents, Inc., Class B	2,214	63,497
Aeropostale, Inc. *	2,620	121,306
Big 5 Sporting Goods Corp.	1,176	29,741
Big Lots, Inc. *	5,709	179,833
Bon-Ton Stores, Inc.	341	16,266
Books-A-Million, Inc.	765	12,600
Borders Group, Inc.	3,003	66,937
Build A Bear Workshop, Inc. *	757	22,634
Building Materials Holding Corp.	1,499	22,965
Cabela's, Inc. *	1,614	37,187
Cache, Inc. *	675	11,252
Casey's General Stores, Inc.	2,571	69,443
Cash America International, Inc.	1,501	62,276
Casual Male Retail Group, Inc. *	1,952	22,916
Cato Corp., Class A	1,581	34,387
Charlotte Russe Holding, Inc. *	877	24,424
Charming Shoppes, Inc. *	6,226	77,576
Children's Place Retail Stores, Inc. *	1,149	64,872
Christopher & Banks Corp.	1,880	35,513
Citi Trends, Inc. *	332	13,456
Conn's, Inc. *	410	12,443

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Cost Plus, Inc. *	1,218	$11,254
CSS Industries, Inc.	361	13,823
DSW, Inc., Class A *	832	31,799
Finish Line, Inc.	2,209	28,275
First Cash Financial Services, Inc. *	1,427	35,575
Fossil, Inc. *	2,201	68,693
Fred's, Inc., Class A	2,052	29,508
FTD Group, Inc.	672	11,915
Gaiam, Inc., Class A *	838	13,509
Genesco, Inc. *	1,179	61,721
Guitar Center, Inc. *	1,480	79,372
Haverty Furniture Companies, Inc.	1,226	14,945
Hibbett Sports, Inc. *	1,637	45,787
Hot Topic, Inc. *	2,284	25,307
J. Crew Group, Inc. *	1,097	49,222
Jo-Ann Stores, Inc. *	1,219	41,227
Kenneth Cole Productions, Inc., Class A	518	12,950
Longs Drug Stores Corp.	1,605	91,934
Marinemax, Inc. *	860	17,871
NBTY, Inc. *	2,792	146,664
New York & Company, Inc. *	1,120	13,698
Pacific Sunwear of California, Inc. *	3,702	73,633
Pantry, Inc. *	1,161	50,573
Payless ShoeSource, Inc. *	3,373	120,484
Pier 1 Imports, Inc.	4,455	33,546
Regis Corp.	2,305	91,900
Rent-A-Center, Inc. *	3,508	95,067
Restoration Hardware, Inc. *	1,633	10,223
Retail Ventures, Inc. *	1,091	21,154
School Specialty, Inc. *	1,085	37,910
Shoe Carnival, Inc. *	454	13,293
Sonic Automotive, Inc.	1,521	47,349
Spectrum Brands, Inc. *	1,932	16,229
Stein Mart, Inc.	1,363	17,092
Steven Madden, Ltd. *	1,082	35,252
Systemax, Inc. *	495	10,766
Talbots, Inc.	1,149	24,991
The Buckle, Inc.	744	30,430
The Dress Barn, Inc. *	2,350	54,261
The Men's Wearhouse, Inc.	2,414	128,763
The Wet Seal, Inc., Class A *	4,224	26,315
Tuesday Morning Corp.	1,579	22,011
Tween Brands, Inc. *	1,562	67,994
ValueVision Media, Inc., Class A *	1,613	18,017
Zale Corp. *	2,420	65,001
Zumiez, Inc. *	736	28,410

		3,039,626
Sanitary Services - 0.23%
Casella Waste Systems, Inc., Class A *	1,222	13,100
Darling International, Inc. *	4,145	37,512
Insituform Technologies, Inc., Class A *	1,406	29,652

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services (continued)
Waste Connections, Inc. *	3,312	$102,076

		182,340
Semiconductors - 2.67%
Actel Corp. *	1,363	19,041
Advanced Analogic Technologies, Inc. *	1,932	17,118
Advanced Energy Industries, Inc. *	1,788	43,878
American Superconductor Corp. *	1,805	31,299
Amis Holdings, Inc. *	2,246	28,704
Amkor Technology, Inc. *	5,188	73,773
Applied Micro Circuits Corp. *	15,014	42,189
Asyst Technologies, Inc. *	2,548	18,295
ATMI, Inc. *	1,775	54,226
Axcelis Technologies, Inc. *	5,132	32,999
Brooks Automation, Inc. *	3,788	67,010
Cirrus Logic, Inc. *	4,468	34,582
Conexant Systems, Inc. *	24,474	31,571
Credence Systems Corp. *	5,166	17,151
Cymer, Inc. *	1,877	75,343
Diodes, Inc. *	1,008	37,286
DSP Group, Inc. *	1,483	32,315
Emcore Corp. *	2,196	10,651
Emulex Corp. *	4,268	94,707
Entegris, Inc. *	6,965	80,097
Exar Corp. *	1,656	22,505
FormFactor, Inc. *	2,316	92,130
Genesis Microchip, Inc. *	1,841	15,980
Hittite Microwave Corp. *	659	26,788
Ikanos Communications, Inc. *	1,204	8,597
IXYS Corp. *	1,473	13,773
Kopin Corp. *	3,831	13,715
Kulicke & Soffa Industries, Inc. *	2,916	27,906
Lattice Semiconductor Corp. *	5,848	30,819
LTX Corp. *	3,209	18,773
Mattson Technology, Inc. *	2,711	26,730
Micrel, Inc.	3,484	43,411
Microsemi Corp. *	3,786	87,267
Microtune, Inc. *	2,895	14,793
MIPS Technologies, Inc., Class A *	2,269	20,058
MKS Instruments, Inc. *	1,842	50,194
Netlogic Microsystems, Inc. *	815	25,135
OmniVision Technologies, Inc. *	2,717	48,498
ON Semiconductor Corp. *	6,908	74,192
Pericom Semiconductor Corp. *	1,462	16,024
Photronics, Inc. *	2,112	31,046
PLX Technology, Inc. *	1,337	14,560
Rudolph Technologies, Inc. *	1,265	20,291
Semitool, Inc. *	1,170	11,630
Semtech Corp. *	3,688	61,405
Silicon Image, Inc. *	4,420	37,040
Skyworks Solutions, Inc. *	8,150	57,783
Tessera Technologies, Inc. *	2,337	106,263

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
TranSwitch Corp. *	6,915	$11,894
Triquint Semiconductor, Inc. *	7,131	37,652
Ultratech, Inc. *	1,274	17,008
Varian Semiconductor Equipment
Associates, Inc. *	4,349	183,289
Veeco Instruments, Inc. *	1,559	28,249
Volterra Semiconductor Corp. *	992	15,594

		2,153,227
Software - 2.76%
Actuate Corp. *	2,976	18,451
Advent Software, Inc. *	1,050	37,853
Allscripts Healthcare Solution, Inc. *	2,467	60,590
American Reprographics Company *	1,328	40,902
ANSYS, Inc. *	1,669	93,731
Aspen Technology, Inc. *	4,458	66,246
Avid Technology, Inc. *	2,142	73,042
Blackbaud, Inc.	2,220	52,592
Blackboard, Inc. *	1,414	58,186
Borland Software Corp. *	3,828	22,815
Bottomline Technologies, Inc. *	1,100	13,948
CIBER, Inc. *	2,828	25,197
Commvault Systems, Inc. *	673	11,279
Concur Technologies, Inc. *	1,650	32,868
Covansys Corp. *	1,590	53,726
DivX, Inc. *	475	7,590
Double-Take Software, Inc. *	451	7,121
Eclipsys Corp. *	2,317	47,220
Emageon, Inc. *	1,149	8,709
Epicor Software Corp. *	2,956	42,803
EPIQ Systems, Inc. *	786	20,750
i2 Technologies, Inc. *	740	13,882
Igate Corp. *	1,198	8,626
InfoUSA, Inc.	1,764	18,840
Intermediate Telephone, Inc.	1,084	28,347
iPass, Inc. *	3,448	18,343
JDA Software Group, Inc. *	1,507	27,412
Keane, Inc. *	2,196	31,161
Lawson Software, Inc. *	6,306	57,889
Macrovision Corp. *	2,630	73,509
Magma Design Automation, Inc. *	1,930	28,603
Manhattan Associates, Inc. *	1,403	40,771
Mantech International Corp. *	924	29,550
MicroStrategy, Inc., Class A *	484	50,249
Midway Games, Inc. *	1,886	11,901
Monolithic Power Systems, Inc. *	1,227	20,761
Neoware Systems, Inc. *	1,067	12,943
Nuance Communications, Inc. *	6,368	106,537
Omnicell, Inc. *	1,484	33,405
Omniture, Inc. *	705	12,345
Opnet Technologies, Inc. *	732	8,250
Opsware, Inc. *	4,182	37,847
Packeteer, Inc. *	1,805	18,519

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
PDF Solutions, Inc. *	1,147	$11,321
Progress Software Corp. *	2,093	68,776
Quality Systems, Inc. *	839	34,357
Secure Computing Corp. *	2,734	20,833
Smith Micro Software, Inc. *	1,228	19,316
SPSS, Inc. *	990	43,570
Sybase, Inc. *	4,545	109,353
Synchronoss Technologies, Inc. *	422	11,415
Take-Two Interactive Software, Inc. *	3,627	74,680
Taleo Corp. *	768	15,053
THQ, Inc. *	3,229	110,109
Tradestation Group, Inc. *	1,351	16,104
Transaction Systems Architects, Inc., Class A *	1,895	64,525
TriZetto Group, Inc. *	2,299	42,600
Ultimate Software Group, Inc. *	1,289	36,466
Visual Sciences, Inc. *	961	15,635
Websense, Inc. *	2,276	51,210

		2,230,632
Steel - 0.90%
AK Steel Holding Corp. *	5,576	193,599
Chaparral Steel Company	2,330	170,556
Claymont Steel, Inc. *	473	11,068
Olympic Steel, Inc.	441	14,796
Ryerson, Inc.	1,316	49,916
Schnitzer Steel Industries, Inc.	1,141	61,842
Steel Technologies, Inc.	595	17,832
Texas Industries, Inc.	1,383	120,293
Wheeling-Pittsburgh Corp. *	560	12,320
Worthington Industries, Inc.	3,640	76,840

		729,062
Telecommunications Equipment &
Services - 2.65%
ADTRAN, Inc.	3,283	88,838
Aeroflex, Inc. *	3,805	53,803
Alaska Communications Systems Group, Inc.	2,165	34,164
Andrew Corp. *	8,062	106,660
Arris Group, Inc. *	5,414	89,060
Atheros Communications, Inc. *	2,789	81,188
C-COR, Inc. *	2,456	35,956
CommScope, Inc. *	2,933	160,523
Comtech Telecommunications Corp. *	1,154	51,665
Consolidated Communications Holdings, Inc.	1,093	23,237
CT Communications, Inc.	1,011	31,735
Ditech Networks, Inc. *	1,728	13,824
Eschelon Telecom, Inc. *	486	14,376
Fairpoint Communications, Inc.	1,428	25,704
FiberTower Corp. *	6,032	25,093
Finisar Corp. *	11,566	41,985
General Communication, Inc., Class A *	2,746	36,384
Globalstar, Inc. *	1,053	11,530
Golden Telecom, Inc.	1,104	58,788

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Harmonic, Inc. *	4,023	$36,609
Harris Stratex Networks, Inc., Class A *	1,253	21,426
InterDigital Communication Corp. *	2,620	85,281
Iowa Telecommunications Services, Inc.	1,642	36,929
J2 Global Communications, Inc. *	2,516	83,858
Loral Space & Communications, Inc. *	577	27,061
Mastec, Inc. *	2,079	28,254
MRV Communications, Inc. *	6,453	21,230
NTELOS Holdings Corp. *	785	19,798
Oplink Communications, Inc. *	862	15,154
OpNext, Inc. *	993	11,707
Orbcomm, Inc. *	497	7,902
PAETEC Holding Corp. *	3,172	36,954
Plantronics, Inc.	2,383	57,907
Polycom, Inc. *	4,407	139,790
Powerwave Technologies, Inc. *	6,621	42,242
Premiere Global Services, Inc. *	3,661	46,385
RCN Corp. *	1,485	41,803
SAVVIS, Inc. *	1,657	83,165
Shenandoah Telecommunications Company	431	21,291
Sirenza Microdevices, Inc. *	1,469	15,571
Sonus Networks, Inc. *	12,791	110,898
SureWest Communications	789	20,325
Symmetricom, Inc. *	2,424	19,707
Tekelec, Inc. *	2,940	44,100
UTStarcom, Inc. *	6,142	44,284
Viasat, Inc. *	1,186	38,415

		2,142,559
Telephone - 0.21%
Atlantic Tele-Network, Inc.	351	9,958
Cbeyond Communications, Inc. *	840	29,719
Centennial Communications Corp., Class A *	1,193	12,157
Cincinnati Bell, Inc. *	12,549	73,161
IDT Corp.	2,331	28,997
North Pittsburgh Systems, Inc.	832	16,465

		170,457
Tires & Rubber - 0.16%
Bandag, Inc.	563	28,572
Cooper Tire & Rubber Company	3,108	74,810
Myers Indiana, Inc.	1,359	30,129

		133,511
Tobacco - 0.24%
Alliance One International, Inc. *	4,834	46,455
Schweitzer Mauduit International, Inc.	812	24,392
Universal Corp.	1,295	82,323
Vector Group, Ltd.	2,010	38,773

		191,943
Toys, Amusements & Sporting Goods - 0.14%
Jakks Pacific, Inc. *	1,408	36,988
Marvel Entertainment, Inc. *	2,383	65,795

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Toys, Amusements & Sporting Goods
(continued)
Russ Berrie & Company, Inc. *	679	$11,522

		114,305
Transportation - 0.48%
American Commercial Lines, Inc. *	3,137	99,411
Atlas Air Worldwide Holdings, Inc. *	1,093	64,083
Bristow Group, Inc. *	1,211	59,654
Dynamex, Inc. *	675	18,225
Horizon Lines, Inc.	750	25,860
Marten Transport, Ltd. *	849	16,437
Pacer International, Inc.	1,947	52,413
PHI, Inc. *	726	20,691
Saia, Inc. *	787	22,500
U. S. Xpress Enterprises, Inc., Class A *	557	7,737

		387,011
Travel Services - 0.04%
Ambassadors Group, Inc.	999	34,246
Trucking & Freight - 0.64%
Arkansas Best Corp.	1,310	54,090
Celadon Group, Inc. *	1,281	21,149
EGL, Inc. *	1,611	74,670
Forward Air Corp.	1,642	55,844
Heartland Express, Inc.	3,149	52,809
Hub Group, Inc., Class A *	2,052	75,883
ID Systems, Inc. *	623	8,435
Knight Transportation, Inc.	2,961	55,460
Old Dominion Freight Lines, Inc. *	1,459	45,565
Wabash National Corp.	1,621	23,715
Werner Enterprises, Inc.	2,542	49,137

		516,757
Utility Service - 0.03%
SJW Corp.	784	25,300

TOTAL COMMON STOCKS (Cost $62,045,632)		$71,911,333

SHORT TERM INVESTMENTS - 10.42%
Dresdner U.S. Finance, Inc.
zero coupon due 06/01/2007	$5,220,000	$5,220,000
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 06/11/2007	2,500,000	2,496,426
U.S. Treasury Bills
zero coupon due 07/19/2007	700,000	695,511

TOTAL SHORT TERM INVESTMENTS
(Cost $8,411,937)		$8,411,937

Total Investments (Small Cap Index Fund)
(Cost $70,457,569) - 99.47%		$80,323,270
Other Assets in Excess of Liabilities - 0.53%		425,358

TOTAL NET ASSETS - 100.00%		$80,748,628

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.39%
Aluminum - 0.91%
Century Aluminum Company *	41,508	$2,338,561

Apparel & Textiles - 2.33%
Interface, Inc., Class A	127,500	2,152,200
Wolverine World Wide, Inc.	132,114	3,835,269

		5,987,469
Auto Parts - 3.27%
BorgWarner, Inc.	60,410	5,084,106
Commercial Vehicle Group, Inc. *	59,312	1,150,060
Noble International, Ltd.	109,902	2,166,168

		8,400,334
Automobiles - 2.30%
Rush Enterprises, Inc., Class A *	19,628	481,082
Rush Enterprises, Inc., Class B *	94,165	2,210,053
United Auto Group, Inc.	145,314	3,230,330

		5,921,465
Banking - 4.64%
Bank of the Ozarks, Inc.	45,245	1,299,437
First Midwest BanCorp, Inc., Illinois	39,000	1,434,810
IBERIABANK Corp.	30,500	1,559,465
Mercantile Bank Corp.	38,535	1,059,327
Sterling Financial Corp., Spokane	46,100	1,394,064
SVB Financial Group *	39,300	2,085,651
UCBH Holdings, Inc.	93,100	1,732,591
Wintrust Financial Corp.	29,900	1,372,111

		11,937,456
Biotechnology - 0.64%
Techne Corp. *	27,400	1,635,506

Building Materials & Construction - 0.29%
Builders FirstSource, Inc. *	45,449	757,635

Computers & Business Equipment - 4.63%
CACI International, Inc., Class A *	36,892	1,901,783
Digi International, Inc. *	140,002	1,967,028
Komag, Inc. *	54,700	1,327,022
NETGEAR, Inc. *	129,748	4,840,898
Sonic Solutions *	145,805	1,880,884

		11,917,615
Construction & Mining Equipment - 1.49%
Pason Systems, Inc.	245,672	3,829,370

Crude Petroleum & Natural Gas - 1.51%
Southwestern Energy Company *	81,646	3,886,350

Domestic Oil - 2.32%
Carrizo Oil & Gas, Inc. *	38,400	1,561,728
Oil States International, Inc. *	112,876	4,394,263

		5,955,991
Drugs & Health Care - 2.08%
Qiagen NV *	134,600	2,343,386
West Pharmaceutical Services, Inc.	59,300	3,015,998

		5,359,384

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 4.25%
AMETEK, Inc.	142,742	$5,387,083
Anixter International, Inc. *	35,400	2,614,644
FLIR Systems, Inc. *	70,800	2,928,288

		10,930,015
Electrical Utilities - 0.46%
Allete, Inc.	24,441	1,173,168

Electronics - 0.49%
TTM Technologies, Inc. *	114,332	1,264,512

Energy - 0.77%
New Jersey Resources Corp.	35,945	1,969,067

Financial Services - 2.09%
Affiliated Managers Group, Inc. * (a)	41,220	5,366,844

Food & Beverages - 1.20%
Flowers Foods, Inc.	89,100	3,073,950

Gas & Pipeline Utilities - 0.77%
South Jersey Industries, Inc.	50,600	1,966,822

Healthcare Products - 2.69%
American Medical Systems Holdings, Inc. *	49,500	928,620
Orthofix International NV *	30,334	1,434,495
Polymedica Corp.	70,716	2,875,313
Respironics, Inc. *	37,876	1,672,225

		6,910,653
Homebuilders - 2.18%
Meritage Homes Corp. * (a)	88,700	3,077,003
Ryland Group, Inc. (a)	54,912	2,536,934

		5,613,937
Household Appliances - 0.93%
Drew Industries, Inc. *	70,844	2,386,734

Household Products - 1.16%
Tempur-Pedic International, Inc. (a)	117,448	2,978,481

Industrial Machinery - 2.12%
Actuant Corp., Class A (a)	61,557	3,424,416
Middleby Corp. *	16,356	2,028,635

		5,453,051
Insurance - 3.69%
Aspen Insurance Holdings, Ltd.	88,310	2,394,967
Assured Guaranty, Ltd.	102,053	3,018,728
Max Re Capital, Ltd.	47,800	1,357,998
Tower Group, Inc.	42,500	1,345,550
Zenith National Insurance Corp.	28,400	1,373,708

		9,490,951
Internet Software - 1.07%
DealerTrack Holdings, Inc. *	76,100	2,746,449
Investment Companies - 1.73%
KKR Financial Holdings LLC	166,037	4,446,471
Leisure Time - 1.84%
Penn National Gaming, Inc. *	88,749	4,741,859

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing - 7.08%
Carlisle Companies, Inc.	123,110	$5,435,306
Ceradyne, Inc. *	67,012	4,528,001
General Cable Corp. *	49,600	3,380,240
Spartan Motors, Inc.	138,606	4,863,685

		18,207,232
Medical-Hospitals - 0.33%
VCA Antech, Inc. *	21,268	841,787

Metal & Metal Products - 2.77%
A. M. Castle & Company	21,200	784,400
Haynes International, Inc. *	13,900	1,232,374
Quanex Corp.	25,450	1,220,073
Reliance Steel & Aluminum Company	63,384	3,889,876

		7,126,723
Mining - 1.49%
AMCOL International Corp.	153,710	3,822,768

Petroleum Services - 1.33%
Core Laboratories N.V. *	28,666	2,635,265
TETRA Technologies, Inc. *	28,160	786,509

		3,421,774
Real Estate - 17.89%
Alesco Financial, Inc., REIT	184,400	1,836,624
American Home Mortgage Investment Corp.,
REIT (a)	112,243	2,451,387
Anthracite Capital, Inc., REIT	64,256	785,851
Ashford Hospitality Trust, Inc., REIT	324,689	4,029,391
BioMed Realty Trust, Inc., REIT	51,400	1,442,284
Corporate Office Properties Trust, REIT	62,247	2,804,227
Equity One, Inc., REIT	81,373	2,384,229
FBR Capital Markets Corp., REIT *	89,200	1,360,300
First Potomac Realty Trust, REIT	60,000	1,500,000
Gramercy Captial Corp., REIT	72,504	2,292,576
Jer Investors Trust, Inc., REIT	167,548	3,148,227
LaSalle Hotel Properties, REIT	83,380	3,968,888
Luminent Mortgage Capital, Inc., REIT	385,711	3,509,970
Newcastle Investment Corp., REIT	186,165	5,521,654
RAIT Investment Trust, REIT	191,526	5,642,356
Redwood Trust, Inc., REIT	62,246	3,335,763

		46,013,727
Retail Grocery - 1.31%
Ruddick Corp.	51,671	1,616,785
United Natural Foods, Inc. *	64,445	1,763,860

		3,380,645
Retail Trade - 3.44%
Cabela's, Inc. *	124,940	2,878,618
Cash America International, Inc.	31,900	1,323,531
First Cash Financial Services, Inc. *	99,472	2,479,837
Sonic Automotive, Inc.	69,500	2,163,535

		8,845,521
Semiconductors - 2.11%
Diodes, Inc. *	140,996	5,215,442

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Silicon Motion Technology Corp., ADR *	9,200	$212,796

		5,428,238
Telecommunications Equipment &
Services - 2.67%
Comtech Telecommunications Corp. *	42,200	1,889,294
DataPath, Inc. *	105,900	1,006,050
J2 Global Communications, Inc. *	119,300	3,976,269

		6,871,613
Travel Services - 0.55%
Ambassadors Group, Inc.	41,300	1,415,764

Trucking & Freight - 3.57%
Landstar Systems, Inc.	64,068	3,117,549
Oshkosh Truck Corp.	98,234	6,060,055

		9,177,604

TOTAL COMMON STOCKS (Cost $202,198,809)		$252,993,496

SHORT TERM INVESTMENTS - 6.18%
John Hancock Cash Investment Trust (c)	$15,882,266	$15,882,266

TOTAL SHORT TERM INVESTMENTS
(Cost $15,882,266)		$15,882,266

REPURCHASE AGREEMENTS - 0.60%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$1,549,198 on 06/01/2007,
collateralized by $1,270,000 U.S.
Treasury Bond, 7.25% due
08/15/2022 (valued at $1,582,061,
including interest)	$1,549,000	$1,549,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,549,000)		$1,549,000

Total Investments (Small Cap Opportunities Fund)
(Cost $219,630,075) - 105.17%		$270,424,762
Liabilities in Excess of Other Assets - (5.17)%		(13,282,488)

TOTAL NET ASSETS - 100.00%		$257,142,274

Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.84%
Advertising - 0.07%
Greenfield Online, Inc. *	4,857	$76,741

Aerospace - 0.32%
Curtiss-Wright Corp.	5,726	258,071
Ducommun, Inc. *	928	23,172
Teledyne Technologies, Inc. *	1,441	66,401

		347,644

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Travel - 0.35%
Frontier Airlines Holdings, Inc. * (a)	6,954	$42,211
Mesa Air Group, Inc. *	5,537	39,036
SkyWest, Inc.	10,659	293,442

		374,689
Apparel & Textiles - 2.27%
Deckers Outdoor Corp. *	9,863	866,859
Kellwood Company	1,121	32,296
Maidenform Brands, Inc. *	1,717	32,177
Mothers Work, Inc. *	9,625	359,301
Perry Ellis International, Inc. *	8,451	264,854
The Gymboree Corp. *	20,191	902,538

		2,458,025
Auto Parts - 0.39%
Accuride Corp. *	23,664	371,998
Aftermarket Technology Corp. *	1,086	32,548
Standard Motor Products, Inc.	1,255	19,515

		424,061
Automobiles - 0.47%
Asbury Automotive Group, Inc.	18,771	512,073

Banking - 5.89%
AMCORE Financial, Inc.	99	2,949
BancFirst Corp.	3,639	157,096
Bank of Hawaii Corp.	19,248	1,029,961
BankUnited Financial Corp., Class A	8,291	190,030
Banner Corp.	1,011	36,416
Center Financial Corp.	1,107	19,063
Charter Financial Corp.	475	25,650
City Bank, Lynnwood, WA	1,570	51,056
City National Corp.	9,302	720,347
Commerce Bancshares, Inc.	6,587	310,906
Community Trust Bancorp, Inc.	401	13,618
Corus Bankshares, Inc.	16,460	299,407
Downey Financial Corp. (a)	10,455	761,019
East West Bancorp, Inc.	10,806	438,075
F.N.B. Corp. (a)	1,237	20,670
Financial Institutions, Inc.	3,348	67,831
First Charter Corp.	913	20,068
First Citizens Bancshares, Inc.	1,041	201,683
First Regional Bancorp *	3,313	85,111
FirstFed Financial Corp. *	15,163	977,559
Intervest Bancshares Corp.	3,568	88,379
ITLA Capital Corp.	1,245	68,400
Pacific Capital Bancorp	11,934	307,181
Preferred Bank, Los Angeles, CA	1,662	63,439
Prosperity Bancshares, Inc.	5,398	186,987
Sterling Financial Corp., PA *	2,802	27,684
Trustmark Corp.	2,991	80,518
Vineyard National Bancorp Company (a)	1,036	25,278
Whitney Holding Corp.	3,206	99,514

		6,375,895

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology - 0.60%
Invitrogen Corp. *	5,554	$402,332
Pharmanet Development Group, Inc. *	4,068	130,623
Techne Corp. *	1,408	84,043
Trimeris, Inc. *	5,051	35,711

		652,709
Broadcasting - 0.58%
New Frontier Media, Inc.	2,487	21,960
Sinclair Broadcast Group, Inc., Class A	39,540	605,753

		627,713
Building Materials & Construction - 5.11%
Chicago Bridge & Iron Company N.V.	36,825	1,434,702
EMCOR Group, Inc. *	22,324	1,464,231
Foster Wheeler, Ltd. *	17,367	1,798,179
Perini Corp. *	15,241	838,255

		5,535,367
Business Services - 5.33%
Acxiom Corp.	36,782	1,022,540
Arbinet-Thexchange, Inc. *	3,034	18,902
Coinstar, Inc. *	10,648	336,370
COMSYS IT Partners, Inc. *	4,576	105,340
Convergys Corp. *	32,526	837,219
Deluxe Corp.	17,317	756,233
Dun & Bradstreet Corp.	813	81,406
First Consulting Group, Inc. *	2,444	22,118
Heidrick & Struggles International, Inc. *	9,261	451,381
PC Mall, Inc. *	10,830	132,992
Rewards Network, Inc. *	11,660	45,591
Sotheby's	18,198	863,859
Standard Parking Corp. *	2,439	89,463
Volt Information Sciences, Inc. *	4,650	115,459
Watson Wyatt Worldwide, Inc., Class A	17,325	893,450

		5,772,323
Cable and Television - 0.12%
LodgeNet Entertainment Corp. *	3,686	130,779

Cellular Communications - 0.25%
Rural Cellular Corp., Class A *	702	23,131
Tessco Technologies, Inc. *	10,063	251,776

		274,907
Chemicals - 1.86%
Celanese Corp., Series A	37,455	1,362,987
H.B. Fuller Company	3,130	85,292
ICO, Inc. *	1,167	10,165
Pioneer Companies, Inc. *	11,718	403,334
Sensient Technologies Corp.	5,991	156,006

		2,017,784
Commercial Services - 0.29%
Vertrue, Inc. *	6,589	317,919
Computers & Business Equipment - 0.91%
Agilysys, Inc.	494	10,730
Brocade Communications Systems, Inc. *	42,055	386,065

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Cray, Inc. *	10,344	$83,786
NETGEAR, Inc. *	5,082	189,610
Tech Data Corp. *	1,614	59,492
Western Digital Corp. *	10,161	191,128
Xyratex, Ltd. *	2,727	60,158

		980,969
Construction & Mining Equipment - 0.29%
Matrix Service Company *	12,109	309,385

Containers & Glass - 0.16%
Silgan Holdings, Inc.	3,058	176,508

Cosmetics & Toiletries - 0.17%
Chattem, Inc. *	2,322	147,842
Helen of Troy, Ltd. *	1,351	36,882

		184,724
Crude Petroleum & Natural Gas - 0.71%
Harvest Natural Resources, Inc. *	37,152	351,829
MarkWest Hydrocarbon, Inc.	7,013	417,344

		769,173
Domestic Oil - 0.28%
Holly Corp.	4,323	302,999

Drugs & Health Care - 1.57%
ImClone Systems, Inc. *	10,061	415,721
Nutraceutical International Corp. *	10,747	175,713
West Pharmaceutical Services, Inc.	21,827	1,110,121

		1,701,555
Electrical Equipment - 2.11%
GrafTech International, Ltd. *	49,450	765,486
Littelfuse, Inc. *	13,197	528,936
Methode Electronics, Inc.	25,072	378,086
Varian, Inc. *	10,465	615,865

		2,288,373
Electrical Utilities - 1.75%
Allete, Inc.	1,424	68,352
El Paso Electric Company *	42,144	1,146,738
Unisource Energy Corp.	18,592	679,166

		1,894,256
Electronics - 1.90%
Ansoft Corp. *	9,625	308,385
Dolby Laboratories, Inc., Class A *	11,182	376,833
II-VI, Inc. *	883	24,503
Merix Corp. *	4,154	31,072
Stoneridge, Inc. *	2,130	26,710
Teleflex, Inc.	16,045	1,288,414

		2,055,917
Energy - 1.86%
Energen Corp.	34,170	2,013,296

Financial Services - 1.74%
Calamos Asset Management, Inc.	1,839	45,883

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
City Holding Company	4,862	$185,291
Delta Financial Corp. (a)	15,174	198,779
Ocwen Financial Corp. *	22,045	312,157
SWS Group, Inc.	40,350	974,049
Taylor Capital Group, Inc.	1,660	50,049
World Acceptance Corp. *	2,210	93,660
WSFS Financial Corp.	310	20,485

		1,880,353
Food & Beverages - 3.08%
Coca-Cola Bottling Company	337	18,656
Corn Products International, Inc.	6,960	285,569
Imperial Sugar Company (a)	21,549	612,423
J.M. Smucker Company	2,591	149,501
M & F Worldwide Corp. *	3,880	264,965
Ralcorp Holdings, Inc. *	10,047	584,333
Seaboard Corp.	458	1,015,844
Spartan Stores, Inc.	15,067	397,769

		3,329,060
Funeral Services - 0.00%
Carriage Services, Inc. *	184	1,404

Furniture & Fixtures - 0.46%
American Woodmark Corp.	13,340	496,915

Gas & Pipeline Utilities - 1.20%
Nicor, Inc.	16,488	774,112
SEMCO Energy, Inc. *	3,337	25,762
UGI Corp.	17,488	503,654

		1,303,528
Healthcare Products - 2.76%
Bruker BioSciences Corp. *	14,954	127,707
Cholestech Corp. *	4,648	77,854
CONMED Corp. *	15,094	472,593
Dade Behring Holdings, Inc.	15,231	820,342
Edwards Lifesciences Corp. *	4,671	234,484
Health Tronics, Inc. *	6,519	31,291
Kinetic Concepts, Inc. *	20,412	1,024,274
PSS World Medical, Inc. *	7,521	141,019
USANA Health Sciences, Inc. * (a)	1,545	60,070

		2,989,634
Healthcare Services - 3.91%
Alliance Imaging, Inc. *	3,959	34,681
American Dental Partners, Inc. *	1,649	42,577
AMERIGROUP Corp. *	23,006	586,653
Apria Healthcare Group, Inc. * ****	35,692	1,033,640
Healthspring, Inc. *	20,079	490,329
Lincare Holdings, Inc. *	2,186	87,637
Magellan Health Services, Inc. *	2,121	95,021
WellCare Health Plans, Inc. *	20,210	1,860,128

		4,230,666
Holdings Companies/Conglomerates - 0.12%
United Industrial Corp.	2,089	125,131

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders - 0.88%
AMREP Corp. * (a)	7,362	$429,205
NVR, Inc. *	654	521,238

		950,443
Hotels & Restaurants - 2.26%
AFC Enterprises, Inc. *	10,578	205,954
Buffalo Wild Wings, Inc. *	3,542	303,231
CBRL Group, Inc.	3,950	177,513
Choice Hotels International, Inc.	3,804	153,377
Interstate Hotels & Resorts, Inc. *	67,095	412,634
Jack in the Box, Inc. *	8,760	669,877
Papa John's International, Inc. *	17,061	528,038

		2,450,624
Household Products - 0.10%
Blyth, Inc.	3,025	83,006
Tempur-Pedic International, Inc. (a)	829	21,023

		104,029
Industrial Machinery - 1.26%
EnPro Industries, Inc. *	11,455	475,840
Intevac, Inc. *	39,568	763,267
Middleby Corp. *	160	19,845
Robbins & Myers, Inc.	2,411	108,302

		1,367,254
Insurance - 4.63%
American Financial Group, Inc.	21,171	754,746
American Safety Insurance Holdings, Ltd. *	2,148	45,581
Argonaut Group, Inc. *	4,001	132,553
Aspen Insurance Holdings, Ltd.	40,697	1,103,703
Endurance Specialty Holdings, Ltd.	27,013	1,075,928
FPIC Insurance Group, Inc. *	504	23,375
HCC Insurance Holdings, Inc.	8,233	270,948
James River Group, Inc.	921	31,277
NYMAGIC, Inc.	530	22,212
Odyssey Re Holdings Corp.	24,560	1,053,133
Philadelphia Consolidated Holding Corp. *	6,276	258,571
Reinsurance Group of America, Inc.	3,798	237,831

		5,009,858
Internet Content - 0.05%
TeleCommunication Systems, Inc. *	11,286	58,800
Internet Retail - 1.10%
Priceline.com, Inc. *	19,270	1,191,657
Leisure Time - 0.93%
Lions Gate Entertainment Corp. *	52,598	623,286
Regal Entertainment Group, Class A	11,572	264,768
Steinway Musical Instruments, Inc. *	2,958	113,942

		1,001,996
Manufacturing - 2.86%
Ceradyne, Inc. *	13,286	897,735
General Cable Corp. *	4,651	316,966
GenTek, Inc. *	709	24,999
Lydall, Inc. *	466	6,575

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Mettler-Toledo International, Inc. *	14,119	$1,387,898
Snap-on, Inc.	6,918	374,056
Sturm Ruger & Company, Inc. *	6,403	88,810

		3,097,039
Mining - 1.98%
Cleveland-Cliffs, Inc.	24,273	2,143,063
Office Furnishings & Supplies - 0.07%
Knoll, Inc.	3,102	75,068
Paper - 1.37%
Buckeye Technologies, Inc. *	17,338	246,547
Rock-Tenn Company, Class A	35,546	1,241,266

		1,487,813
Petroleum Services - 3.66%
Grey Wolf, Inc. *	152,644	1,208,941
GulfMark Offshore, Inc. *	4,313	216,642
SEACOR Holdings, Inc. *	4,109	380,041
Tesoro Petroleum Corp.	16,730	1,035,252
Trico Marine Services, Inc. * (a)	26,672	1,123,158

		3,964,034
Pharmaceuticals - 1.85%
Axcan Pharma, Inc. *	6,197	116,442
Biovail Corp.	1,530	37,118
King Pharmaceuticals, Inc. *	39,457	838,067
OSI Pharmaceuticals, Inc. *	16,529	624,135
POZEN, Inc. *	21,526	339,895
ViroPharma, Inc. *	3,559	51,570

		2,007,227
Photography - 0.63%
CPI Corp.	8,560	679,236
Plastics - 0.49%
AEP Industries, Inc. *	1,045	46,649
PW Eagle, Inc.	15,008	480,406

		527,055
Publishing - 0.26%
Consolidated Graphics, Inc. *	3,876	281,398
Railroads & Equipment - 0.47%
Kansas City Southern *	12,514	513,700
Real Estate - 3.27%
Avatar Holdings, Inc. * (a)	3,773	311,386
Capital Trust, Inc., Class A, REIT	6,986	310,737
CBL & Associates Properties, Inc., REIT	2,618	107,443
Digital Realty Trust, Inc., REIT	4,871	197,762
Equity Lifestyle Properties, Inc., REIT	9,903	539,317
Gramercy Captial Corp., REIT	14,030	443,629
LaSalle Hotel Properties, REIT	4,229	201,300
Saul Centers, Inc., REIT	1,503	74,008
Taubman Centers, Inc., REIT	24,547	1,350,576

		3,536,158

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 6.00%
Big Lots, Inc. * ****	42,672	$1,344,168
Books-A-Million, Inc.	12	198
Dollar Tree Stores, Inc. *	11,072	468,456
Jo-Ann Stores, Inc. *	31,120	1,052,478
NBTY, Inc. *	32,332	1,698,400
Payless ShoeSource, Inc. *	32,323	1,154,578
The Dress Barn, Inc. *	33,529	774,185

		6,492,463
Sanitary Services - 0.09%
Stericycle, Inc. *	1,080	98,464
Semiconductors - 3.26%
Advanced Energy Industries, Inc. *	15,260	374,480
Amkor Technology, Inc. *	84,163	1,196,798
MKS Instruments, Inc. *	25,398	692,095
ON Semiconductor Corp. *	111,251	1,194,836
Varian Semiconductor Equipment
Associates, Inc. *	1,586	66,829

		3,525,038
Software - 1.33%
EPIQ Systems, Inc. *	899	23,734
MicroStrategy, Inc., Class A *	921	95,618
Omnicell, Inc. *	10,930	246,034
SPSS, Inc. *	2,059	90,616
Sybase, Inc. *	40,660	978,280

		1,434,282
Steel - 0.87%
Steel Dynamics, Inc.	20,040	939,876
Telecommunications Equipment &
Services - 3.45%
C-COR, Inc. *	24,196	354,230
CommScope, Inc. *	15,988	875,023
Comtech Telecommunications Corp. *	3,076	137,713
CT Communications, Inc.	26,570	834,032
InterDigital Communication Corp. *	31,162	1,014,323
Polycom, Inc. *	13,944	442,304
Premiere Global Services, Inc. *	5,711	72,358

		3,729,983
Telephone - 0.39%
Atlantic Tele-Network, Inc.	1,395	39,576
CenturyTel, Inc.	4,251	210,084
Cincinnati Bell, Inc. *	30,466	177,617

		427,277
Tobacco - 1.27%
Loews Corp. - Carolina Group	17,638	1,371,355
Toys, Amusements & Sporting Goods - 0.25%
Jakks Pacific, Inc. *	10,246	269,162
Transportation - 0.47%
Bristow Group, Inc. *	3,517	173,247
Kirby Corp. *	8,275	331,166

		504,413

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight - 1.46%
Arkansas Best Corp.	3,689	$152,319
EGL, Inc. *	4,786	221,831
Forward Air Corp.	4,549	154,711
Heartland Express, Inc. (a)	9,256	155,223
Hub Group, Inc., Class A *	5,046	186,601
Knight Transportation, Inc.	8,401	157,351
Landstar Systems, Inc.	8,969	436,432
Old Dominion Freight Lines, Inc. *	3,826	119,486

		1,583,954

TOTAL COMMON STOCKS (Cost $84,671,442)		$103,755,194

SHORT TERM INVESTMENTS - 3.40%
John Hancock Cash Investment Trust (c)	$3,681,260	$3,681,260

TOTAL SHORT TERM INVESTMENTS
(Cost $3,681,260)		$3,681,260

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$44,006 on 06/01/2007,
collateralized by $50,000 Federal
National Mortgage Association,
5.75% due 11/16/2026 (valued at
$49,375, including interest)	$44,000	$44,000

TOTAL REPURCHASE AGREEMENTS
(Cost $44,000)		$44,000

Total Investments (Small Company Fund)
(Cost $88,396,702) - 99.28%		$107,480,454
Other Assets in Excess of Liabilities - 0.72%		783,237

TOTAL NET ASSETS - 100.00%		$108,263,691

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.81%
Advertising - 3.69%
Aquantive, Inc. *	46,506	$2,966,618
inVentiv Health, Inc. *	39,090	1,472,130
ValueClick, Inc. *	66,892	2,095,726

		6,534,474
Aerospace - 0.87%
TransDigm Group, Inc. *	41,661	1,539,374
Apparel & Textiles - 2.18%
Bebe Stores, Inc.	59,842	1,075,959
Interface, Inc., Class A	65,604	1,107,396
Warnaco Group, Inc. *	48,819	1,678,885

		3,862,240

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts - 0.90%
Tenneco, Inc. *	49,105	$1,601,314

Banking - 3.71%
East West Bancorp, Inc.	14,692	595,614
Greenhill & Company, Inc. (a)	22,868	1,646,496
PrivateBancorp, Inc. (a)	22,386	750,826
SVB Financial Group *	30,670	1,627,657
Texas Capital Bancshares, Inc. *	42,555	958,764
UCBH Holdings, Inc.	52,680	980,375

		6,559,732
Biotechnology - 2.90%
Human Genome Sciences, Inc. *	67,485	714,666
Integra LifeSciences Holdings Corp. *	37,324	1,915,468
Millipore Corp. *	11,874	887,819
Myriad Genetics, Inc. *	42,651	1,623,723

		5,141,676
Building Materials & Construction - 0.96%
Eagle Materials, Inc.	33,838	1,697,653

Business Services - 5.30%
CoStar Group, Inc. *	30,743	1,668,115
Euronet Worldwide, Inc. *	48,640	1,306,957
Global Payments, Inc.	20,097	804,684
Informatica Corp. *	101,137	1,543,350
Jackson Hewitt Tax Service, Inc.	15,999	483,970
Korn/Ferry International *	49,352	1,283,645
MPS Group, Inc. *	41,685	573,169
Tetra Tech, Inc. *	77,696	1,713,974

		9,377,864
Cellular Communications - 0.94%
Dobson Communications Corp., Class A *	156,777	1,666,540

Commercial Services - 1.75%
Chemed Corp.	27,432	1,837,944
Live Nation, Inc. *	55,910	1,252,384

		3,090,328
Computers & Business Equipment - 3.30%
Cogent, Inc. *	52,541	813,335
Kronos, Inc. *	12,814	702,079
Micros Systems, Inc. *	31,003	1,720,357
NETGEAR, Inc. *	70,069	2,614,274

		5,850,045
Construction & Mining Equipment - 1.27%
Bucyrus International, Inc., Class A	31,779	2,254,720

Crude Petroleum & Natural Gas - 1.97%
Bill Barrett Corp. *	40,748	1,539,867
Unit Corp. *	31,661	1,950,634

		3,490,501
Domestic Oil - 0.74%
Whiting Petroleum Corp. *	29,590	1,312,317

Drugs & Health Care - 2.20%
BioMarin Pharmaceutical, Inc. *	53,826	960,256

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Mentor Corp.	28,271	$1,143,279
Parexel International Corp. *	44,549	1,791,761

		3,895,296
Electrical Equipment - 2.14%
Varian, Inc. *	39,115	2,301,918
WESCO International, Inc. *	22,791	1,477,312

		3,779,230
Electrical Utilities - 1.62%
ITC Holdings Corp.	22,482	975,719
Pike Electric Corp. *	86,702	1,890,970

		2,866,689
Electronics - 2.05%
SiRF Technology Holdings, Inc. * (a)	38,634	838,358
Thomas & Betts Corp. *	23,124	1,341,654
Trimble Navigation, Ltd. *	49,632	1,448,758

		3,628,770
Financial Services - 2.23%
Affiliated Managers Group, Inc. * (a)	19,335	2,517,417
National Financial Partners Corp.	30,580	1,432,061

		3,949,478
Food & Beverages - 1.82%
Performance Food Group Company *	48,779	1,731,655
Ralcorp Holdings, Inc. *	25,500	1,483,080

		3,214,735
Healthcare Products - 4.54%
Accuray, Inc. *	5,681	130,663
American Medical Systems Holdings, Inc. *	81,109	1,521,605
Gen-Probe, Inc. *	28,010	1,515,061
Home Diagnostics, Inc. *	47,826	532,782
Kyphon, Inc. *	25,574	1,214,509
Nuvasive, Inc. *	32,342	839,598
The Medicines Company *	52,184	1,018,110
Wright Medical Group, Inc. *	52,146	1,270,276

		8,042,604
Healthcare Services - 2.65%
Genesis HealthCare Corp. *	14,646	1,000,322
Magellan Health Services, Inc. *	29,147	1,305,786
Palomar Medical Technologies, Inc. *	14,408	560,327
Pediatrix Medical Group, Inc. *	22,165	1,277,147
The Advisory Board Company *	10,522	547,880

		4,691,462
Holdings Companies/Conglomerates - 0.27%
United Industrial Corp.	7,849	470,155

Hotels & Restaurants - 3.03%
Applebee's International, Inc.	21,989	576,112
Choice Hotels International, Inc.	30,936	1,247,339
Jack in the Box, Inc. *	15,031	1,149,421
P.F. Chang's China Bistro, Inc. * (a)	35,884	1,391,940

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
RARE Hospitality International, Inc. *	34,389	$998,657

		5,363,469
Household Products - 1.56%
Church & Dwight, Inc.	38,856	1,943,189
Tempur-Pedic International, Inc. (a)	32,228	817,302

		2,760,491
Industrial Machinery - 2.05%
Actuant Corp., Class A	16,656	926,573
FMC Technologies, Inc. *	14,921	1,128,028
Regal-Beloit Corp.	32,426	1,576,228

		3,630,829
Insurance - 1.38%
HCC Insurance Holdings, Inc.	21,272	700,062
ProAssurance Corp. *	30,747	1,737,820

		2,437,882
Internet Retail - 0.22%
Shutterfly, Inc. * (a)	20,531	384,135

Internet Software - 1.93%
DealerTrack Holdings, Inc. *	37,219	1,343,234
F5 Networks, Inc. *	25,601	2,080,337

		3,423,571
Leisure Time - 0.56%
National Cinemedia, Inc. *	34,666	989,714

Manufacturing - 4.12%
Acuity Brands, Inc.	13,581	824,502
Ceradyne, Inc. *	23,887	1,614,045
Coherent, Inc. *	45,045	1,397,296
General Cable Corp. *	30,343	2,067,875
Input/Output, Inc. * (a)	86,827	1,391,837

		7,295,555
Medical-Hospitals - 2.14%
Lifepoint Hospitals, Inc. *	43,282	1,756,817
VCA Antech, Inc. *	51,154	2,024,675

		3,781,492
Petroleum Services - 1.37%
Core Laboratories N.V. *	8,673	797,309
Dril-Quip, Inc. *	33,381	1,619,646

		2,416,955
Pharmaceuticals - 3.36%
Alkermes, Inc. *	60,472	971,181
Medicis Pharmaceutical Corp., Class A	40,976	1,352,208
Santarus, Inc. * (a)	78,248	460,098
Sciele Pharma, Inc. * (a)	63,428	1,567,940
United Therapeutics Corp. * (a)	24,219	1,598,212

		5,949,639
Real Estate - 0.73%
BioMed Realty Trust, Inc., REIT	46,353	1,300,665

Retail Trade - 5.19%
Children's Place Retail Stores, Inc. *	20,962	1,183,515

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Dick's Sporting Goods, Inc. *	27,032	$1,502,168
DSW, Inc., Class A *	37,174	1,420,790
Hot Topic, Inc. *	135,854	1,505,263
Longs Drug Stores Corp.	33,283	1,906,450
Zumiez, Inc. * (a)	43,027	1,660,842

		9,179,028
Semiconductors - 7.41%
Cavium Networks, Inc. *	2,388	50,506
Cirrus Logic, Inc. *	181,216	1,402,612
Diodes, Inc. *	30,287	1,120,316
Emulex Corp. *	63,462	1,408,222
FormFactor, Inc. *	29,185	1,160,979
Microsemi Corp. *	50,583	1,165,938
Power Integrations, Inc. *	54,905	1,564,793
Silicon Laboratories, Inc. *	41,936	1,451,824
Tessera Technologies, Inc. *	50,784	2,309,149
Varian Semiconductor Equipment
Associates, Inc. *	35,075	1,478,390

		13,112,729
Software - 5.39%
ANSYS, Inc. *	32,169	1,806,611
Blackboard, Inc. *	54,887	2,258,600
Eclipsys Corp. *	76,094	1,550,796
Lawson Software, Inc. *	143,369	1,316,127
Orbotech, Ltd. *	34,325	767,507
THQ, Inc. *	53,825	1,835,433

		9,535,074
Steel - 1.16%
Carpenter Technology Corp.	15,534	2,059,342

Telecommunications Equipment &
Services - 3.94%
Aeroflex, Inc. *	40,862	577,789
NeuStar, Inc., Class A *	47,169	1,370,731
NICE Systems, Ltd., SADR *	49,041	1,858,163
Polycom, Inc. *	26,092	827,638
SBA Communications Corp. *	72,575	2,331,835

		6,966,156
Toys, Amusements & Sporting Goods - 0.75%
Marvel Entertainment, Inc. *	47,990	1,325,004

Transportation - 0.82%
American Commercial Lines, Inc. *	46,002	1,457,803

Trucking & Freight - 1.70%
Forward Air Corp. (a)	40,158	1,365,773
Hub Group, Inc., Class A *	44,220	1,635,256

		3,001,029

TOTAL COMMON STOCKS (Cost $151,773,137)		$174,887,759

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 6.71%
John Hancock Cash Investment Trust (c)	$11,876,562	$11,876,562

TOTAL SHORT TERM INVESTMENTS
(Cost $11,876,562)		$11,876,562

REPURCHASE AGREEMENTS - 12.11%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.94% to be repurchased at
$21,430,940 on 6/01/2007,
collateralized by $19,240,000
Federal Home Loan Mortgage
Corp., 6.25% due 07/15/2032
(valued at $21,861,450, including
interest)	$21,428,000	$21,428,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,428,000)		$21,428,000

Total Investments (Small Company Growth Fund)
(Cost $185,077,699) - 117.63%		$208,192,321
Liabilities in Excess of Other Assets - (17.63)%		(31,195,891)

TOTAL NET ASSETS - 100.00%		$176,996,430

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.46%
Aerospace - 1.52%
EDO Corp.	57,800	$1,940,346
Woodward Governor Company	98,400	5,435,616

		7,375,962
Air Travel - 0.57%
Airtran Holdings, Inc. *	225,000	2,787,750

Apparel & Textiles - 0.88%
Culp, Inc. *	73,100	643,280
G & K Services, Class A	95,200	3,624,264

		4,267,544
Auto Parts - 0.28%
Accuride Corp. *	85,000	1,336,200

Auto Services - 1.10%
Dollar Thrifty Automotive Group, Inc. *	114,700	5,331,256

Banking - 5.61%
Boston Private Financial Holdings, Inc.	81,500	2,307,265
East West Bancorp, Inc.	163,000	6,608,020
First Republic Bank	150,700	8,160,405
Home Bancshares, Inc. (a)	43,400	967,820
SVB Financial Group * (a)	127,400	6,761,118
Wintrust Financial Corp.	52,500	2,409,225

		27,213,853
Biotechnology - 1.42%
Exelixis, Inc. *	163,700	1,813,796

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Myriad Genetics, Inc. * (a)	133,800	$5,093,766

		6,907,562
Broadcasting - 0.28%
Saga Communications, Inc., Class A *	147,200	1,366,016

Building Materials & Construction - 0.15%
Beacon Roofing Supply, Inc. *	41,300	739,270

Business Services - 4.99%
Compass Diversified Trust	63,700	1,105,832
Electro Rent Corp. *	179,000	2,579,390
FTI Consulting, Inc. *	142,900	5,298,732
McGrath Rentcorp	171,800	5,348,134
MPS Group, Inc. *	327,000	4,496,250
StarTek, Inc.	118,900	1,241,316
Wind River Systems, Inc. *	345,100	3,661,511
Wireless Facilities, Inc. *	305,700	501,348

		24,232,513
Chemicals - 3.39%
Airgas, Inc.	124,800	5,321,472
American Vanguard Corp. (a)	135,900	1,874,061
Arch Chemicals, Inc.	112,300	3,948,468
Innospec, Inc.	88,400	5,286,320

		16,430,321
Commercial Services - 1.31%
Live Nation, Inc. *	53,200	1,191,680
Pool Corp. (a)	126,100	5,163,795

		6,355,475
Computers & Business Equipment - 0.80%
Ixia *	214,600	1,991,488
Xyratex, Ltd. *	85,100	1,877,306

		3,868,794
Construction & Mining Equipment - 0.46%
Carbo Ceramics, Inc.	50,500	2,242,200

Construction Materials - 2.72%
Ameron International Corp.	51,600	4,050,600
Florida Rock Industries, Inc.	85,437	5,814,842
Universal Forest Products, Inc.	69,300	3,331,944

		13,197,386
Crude Petroleum & Natural Gas - 2.63%
Forest Oil Corp. *	115,100	4,671,909
Penn Virginia Corp.	101,500	8,099,700

		12,771,609
Domestic Oil - 1.45%
Mariner Energy, Inc. *	96,300	2,405,574
Union Drilling, Inc. *	44,700	681,675
Whiting Petroleum Corp. *	89,000	3,947,150

		7,034,399
Drugs & Health Care - 2.21%
Arrow International, Inc.	69,000	2,649,600
Diversa Corp. * (a)	184,500	1,201,095

The accompanying notes are an integral part of the financial statements.
203

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Landauer, Inc.	41,900	$2,081,592
West Pharmaceutical Services, Inc.	93,800	4,770,668

		10,702,955
Electrical Equipment - 2.14%
C & D Technologies, Inc. *	129,000	803,670
Genlyte Group, Inc. *	58,700	5,113,944
Littelfuse, Inc. *	89,900	3,603,192
Methode Electronics, Inc.	57,300	864,084

		10,384,890
Electrical Utilities - 2.41%
Black Hills Corp.	100,500	4,119,495
Cleco Corp.	143,400	3,868,932
El Paso Electric Company *	137,000	3,727,770

		11,716,197
Electronics - 3.03%
Analogic Corp.	28,100	1,854,600
Belden CDT, Inc.	123,100	7,048,706
Franklin Electric, Inc. (a)	123,400	5,817,076

		14,720,382
Energy - 0.14%
GeoMet, Inc. *	87,000	690,780

Financial Services - 0.11%
JMP Group Inc *	48,400	554,180

Food & Beverages - 0.37%
Winn-Dixie Stores, Inc. *	57,300	1,793,490

Forest Products - 0.78%
Deltic Timber Corp.	70,500	3,804,180

Furniture & Fixtures - 0.52%
Stanley Furniture Company, Inc.	109,700	2,522,003

Gas & Pipeline Utilities - 1.14%
Southwest Gas Corp.	93,800	3,579,408
Vectren Corp.	67,500	1,954,800

		5,534,208
Gold - 0.49%
Meridian Gold, Inc. *	92,500	2,372,625

Healthcare Products - 1.24%
Owens & Minor, Inc.	169,000	5,999,500

Homebuilders - 0.48%
M/I Homes, Inc.	81,000	2,331,180

Hotels & Restaurants - 1.41%
RARE Hospitality International, Inc. *	159,500	4,631,880
Ruby Tuesday, Inc.	80,100	2,208,357

		6,840,237
Household Appliances - 0.25%
Drew Industries, Inc. *	35,500	1,195,995

Industrial Machinery - 1.16%
IDEX Corp.	149,625	5,640,863

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 4.11%
Employers Holdings, Inc.	21,600	$457,920
James River Group, Inc.	13,700	465,252
Markel Corp. *	7,400	3,648,200
Max Re Capital, Ltd.	131,000	3,721,710
Midland Company	84,000	3,738,000
ProAssurance Corp. *	140,000	7,912,800

		19,943,882
Investment Companies - 2.27%
Ares Cap Corp.	135,900	2,518,227
First Financial Fund, Inc. *	198,000	2,797,740
Hercules Technology Growth Capital, Inc.	163,399	2,362,750
Kohlberg Capital Corp.	178,000	3,321,480

		11,000,197
Life Sciences - 0.25%
Symyx Technologies, Inc. *	114,000	1,195,860

Manufacturing - 2.41%
AptarGroup, Inc.	161,600	6,069,696
Nordson Corp.	108,100	5,620,119

		11,689,815
Metal & Metal Products - 3.17%
Gibraltar Industries, Inc.	147,950	3,186,843
Matthews International Corp., Class A	145,400	6,428,134
Metal Management, Inc.	119,000	5,761,980

		15,376,957
Mobile Homes - 1.01%
Skyline Corp.	56,200	1,862,468
Winnebago Industries, Inc.	98,500	3,053,500

		4,915,968
Mutual Funds - 0.84%
iShares Russell 2000 Value Index Fund	48,500	4,087,580

Newspapers - 0.16%
Journal Register Company	139,000	779,790

Paper - 1.47%
Chesapeake Corp.	41,700	557,529
Potlatch Corp.	95,900	4,198,502
Wausau-Mosinee Paper Corp.	172,000	2,354,680

		7,110,711
Petroleum Services - 4.76%
Atwood Oceanics, Inc. *	58,400	3,833,376
Lone Star Technologies, Inc. *	36,100	2,432,418
TETRA Technologies, Inc. *	259,800	7,256,214
Todco, Class A *	107,900	5,336,734
W-H Energy Services, Inc. *	66,300	4,229,940

		23,088,682
Pharmaceuticals - 0.51%
Pharmion Corp. *	85,800	2,489,058

Publishing - 0.06%
Courier Corp.	7,700	309,540

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Railroads & Equipment - 1.05%
Genesee & Wyoming, Inc., Class A *	156,200	$5,081,186

Real Estate - 5.40%
First Potomac Realty Trust, REIT	126,900	3,172,500
Innkeepers USA Trust, REIT	24,600	433,698
Kilroy Realty Corp., REIT	105,400	7,833,328
LaSalle Hotel Properties, REIT	105,500	5,021,800
Parkway Properties, Inc., REIT	44,300	2,296,955
Strategic Hotel Cap, Inc., REIT	168,500	3,929,420
Washington Real Estate Investment Trust,
REIT	94,100	3,537,219

		26,224,920
Retail Grocery - 0.97%
Nash-Finch Company (a)	69,500	3,269,975
Wild Oats Markets, Inc. *	82,000	1,410,400

		4,680,375
Retail Trade - 4.88%
Aaron Rents, Inc., Class A	5,350	137,495
Aaron Rents, Inc., Class B	280,700	8,050,476
Building Materials Holding Corp.	129,000	1,976,280
Casey's General Stores, Inc.	113,600	3,068,336
CSS Industries, Inc.	81,100	3,105,319
Fred's, Inc., Class A	121,400	1,745,732
Haverty Furniture Companies, Inc.	186,100	2,268,559
Stein Mart, Inc.	266,000	3,335,640

		23,687,837
Sanitary Services - 1.95%
Casella Waste Systems, Inc., Class A *	178,600	1,914,592
Insituform Technologies, Inc., Class A * (a)	186,100	3,924,849
Waste Connections, Inc. *	117,300	3,615,186

		9,454,627
Semiconductors - 3.33%
Advanced Energy Industries, Inc. *	131,200	3,219,648
ATMI, Inc. *	68,700	2,098,785
Brooks Automation, Inc. *	289,500	5,121,255
Entegris, Inc. *	255,037	2,932,925
GSI Group, Inc. *	259,500	2,802,600

		16,175,213
Software - 2.99%
Packeteer, Inc. *	90,600	929,556
Progress Software Corp. *	154,900	5,090,014
SPSS, Inc. *	114,900	5,056,749
Websense, Inc. *	151,400	3,406,500

		14,482,819
Steel - 1.34%
Carpenter Technology Corp.	49,100	6,509,187

Telecommunications Equipment &
Services - 0.71%
Premiere Global Services, Inc. *	271,500	3,439,905

Tires & Rubber - 0.66%
Myers Indiana, Inc.	145,100	3,216,867

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.38%
Alliance One International, Inc. *	191,000	$1,835,510
Transportation - 3.22%
Kirby Corp. *	170,900	6,839,418
Macquarie Infrastructure Company Trust	79,900	3,564,339
UTI Worldwide, Inc.	186,300	5,214,537

		15,618,294
Trucking & Freight - 2.12%
Landstar Systems, Inc.	211,100	10,272,126

TOTAL COMMON STOCKS (Cost $380,249,249)		$472,928,681

SHORT TERM INVESTMENTS - 7.36%
John Hancock Cash Investment Trust (c)	$23,485,052	$23,485,052
T. Rowe Price Reserve Investment Fund	11,143,121	11,143,121
5.342% due 09/19/2034 (c)	1,076,998	1,076,998

TOTAL SHORT TERM INVESTMENTS
(Cost $35,705,170)		$35,705,170

REPURCHASE AGREEMENTS - 0.41%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$1,993,255 on 06/01/2007,
collateralized by $2,065,000 U.S.
Treasury Notes, 7.25% due
02/15/2016 (valued at $2,036,606,
including interest)	$1,993,000	$1,993,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,993,000)		$1,993,000

Total Investments (Small Company Value Fund)
(Cost $417,947,419) - 105.23%		$510,626,851
Liabilities in Excess of Other Assets - (5.23)%		(25,384,431)

TOTAL NET ASSETS - 100.00%		$485,242,420

Special Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.98%
Aerospace - 2.11%
HEICO Corp., Class A	2,201	$78,774
Orbital Sciences Corp., Class A *	1,255	25,865

		104,639
Air Travel - 1.42%
Airtran Holdings, Inc. *	4,000	49,560
SkyWest, Inc.	753	20,730

		70,290
Apparel & Textiles - 1.05%
Timberland Company, Class A *	1,904	52,055

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts - 0.71%
Superior Industries International, Inc.	1,550	$34,999

Auto Services - 0.70%
Lithia Motors, Inc., Class A	1,300	34,944

Banking - 8.44%
Capital Corp of the West	1,500	36,975
Cascade Financial Corp.	2,786	45,384
Central Pacific Financial Corp.	833	28,264
City Bank, Lynnwood, WA	739	24,032
City National Corp.	400	30,976
Cullen Frost Bankers, Inc.	780	41,473
First Security Group, Inc.	4,361	48,712
IBERIABANK Corp.	452	23,111
Midwest Banc Holdings, Inc.	1,810	29,050
PAB Bankshares, Inc.	640	12,749
Tompkins Trustco, Inc.	306	11,414
UCBH Holdings, Inc.	2,600	48,386
Umpqua Holdings Corp.	1,525	38,064

		418,590
Building Materials & Construction - 2.28%
Dycom Industries, Inc. *	500	14,870
EMCOR Group, Inc. *	634	41,584
Perini Corp. *	1,030	56,650

		113,104
Business Services - 3.56%
Black Box Corp.	1,044	38,033
Labor Ready, Inc. *	1,864	44,736
Perot Systems Corp., Class A *	3,154	53,870
Watson Wyatt Worldwide, Inc., Class A	773	39,864

		176,503
Chemicals - 0.21%
Cabot Microelectronics Corp. *	310	10,373

Computers & Business Equipment - 2.13%
Digi International, Inc. *	1,670	23,464
Foundry Networks, Inc. *	3,900	62,712
Rimage Corp. *	690	19,306

		105,482
Construction & Mining Equipment - 1.46%
National Oilwell, Inc. *	767	72,443

Construction Materials - 2.04%
Florida Rock Industries, Inc.	500	34,030
Patrick Industries, Inc. *	2,253	30,460
Simpson Manufacturing Company, Inc.	1,100	36,652

		101,142
Cosmetics & Toiletries - 0.83%
Steiner Leisure, Ltd. *	828	41,334

Crude Petroleum & Natural Gas - 1.02%
XTO Energy, Inc.	868	50,353

Domestic Oil - 1.41%
Denbury Resources, Inc. *	1,930	69,982

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 1.47%
Hubbell, Inc., Class B	400	$22,532
Tektronix, Inc.	1,667	50,460

		72,992
Electrical Utilities - 0.21%
MGE Energy, Inc.	305	10,346

Electronics - 1.11%
Bel Fuse, Inc., Class B	356	12,930
DRS Technologies, Inc.	822	42,210

		55,140
Energy - 0.55%
New Jersey Resources Corp.	502	27,499

Financial Services - 2.50%
Financial Federal Corp.	1,115	30,317
Investors Financial Services Corp.	500	30,760
Portfolio Recovery Associates, Inc. *	1,058	62,633

		123,710
Food & Beverages - 2.01%
Del Monte Foods Company	5,861	70,625
Smithfield Foods, Inc. *	900	28,926

		99,551
Furniture & Fixtures - 1.01%
Furniture Brands International, Inc.	3,469	50,300

Gas & Pipeline Utilities - 0.69%
Northwest Natural Gas Company	689	34,333

Gold - 0.35%
Meridian Gold, Inc. *	670	17,185

Healthcare Services - 2.77%
Apria Healthcare Group, Inc. *	481	13,930
Cross Country Healthcare, Inc. *	2,005	34,907
Enzo Biochem, Inc. *	900	14,634
MedQuist, Inc. *	2,825	23,730
National Dentex Corp. *	2,727	50,367

		137,568
Hotels & Restaurants - 1.23%
O'Charley's, Inc. *	2,691	60,790

Household Products - 1.63%
Central Garden & Pet Company, Class A *	2,600	34,632
Tupperware Brands Corp.	1,600	46,256

		80,888
Industrial Machinery - 4.20%
Albany International Corp., Class A	1,283	50,191
IDEX Corp.	1,293	48,746
Kennametal, Inc.	687	52,844
Regal-Beloit Corp.	500	24,305
Sauer-Danfoss, Inc.	1,181	32,100

		208,186
Insurance - 3.56%
Allied World Assurance Holdings, Ltd.	1,270	64,338

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
CNA Surety Corp. *	1,926	$39,367
Midland Company	462	20,559
PMI Group, Inc.	733	36,240
Triad Guaranty, Inc. *	354	15,785

		176,289
Internet Software - 0.94%
McAfee, Inc. *	1,262	46,391

Leisure Time - 3.47%
Callaway Golf Company	3,100	56,327
K2, Inc. *	3,132	47,794
Trump Entertainment Resorts, Inc. *	1,300	20,917
West Marine, Inc. *	3,160	47,053

		172,091
Manufacturing - 4.96%
AptarGroup, Inc.	1,654	62,124
Goodman Global, Inc. *	2,000	43,840
Input/Output, Inc. *	3,100	49,693
Kaydon Corp.	1,027	49,553
Snap-on, Inc.	755	40,823

		246,033
Medical-Hospitals - 1.57%
Lifepoint Hospitals, Inc. *	1,150	46,679
RehabCare Group, Inc. *	1,967	31,039

		77,718
Metal & Metal Products - 2.24%
Gibraltar Industries, Inc.	2,439	52,536
Mueller Industries, Inc.	1,127	39,434
RBC Bearings, Inc. *	500	19,300

		111,270
Mutual Funds - 1.24%
iShares Nasdaq Biotechnology Index Fund *	756	61,523

Office Furnishings & Supplies - 0.64%
United Stationers, Inc. *	471	31,599

Petroleum Services - 0.37%
Superior Well Services, Inc. *	705	18,274

Pharmaceuticals - 0.33%
Bentley Pharmaceuticals, Inc. *	1,383	16,402

Railroads & Equipment - 1.01%
Wabtec Corp.	1,279	50,086

Real Estate - 4.48%
American Land Lease, Inc., REIT	1,098	28,515
BioMed Realty Trust, Inc., REIT	1,500	42,090
Cousins Properties, Inc., REIT	1,247	40,378
Duke Realty Corp., REIT	409	16,409
LaSalle Hotel Properties, REIT	1,120	53,312
Liberty Property Trust, REIT	396	18,580
Mid-America Apartment Communities, Inc.,
REIT	390	22,913

		222,197

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Grocery - 0.33%
Weis Markets, Inc.	380	$16,294

Retail Trade - 4.58%
Casey's General Stores, Inc.	1,800	48,618
Cato Corp., Class A	1,898	41,281
Deb Shops, Inc.	1,685	46,809
Dillard's, Inc., Class A	1,171	42,507
The Buckle, Inc.	1,165	47,649

		226,864
Semiconductors - 6.64%
Entegris, Inc. *	4,750	54,625
Exar Corp. *	3,183	43,257
Fairchild Semiconductor International, Inc. *	3,200	58,944
Kulicke & Soffa Industries, Inc. *	5,900	56,463
OmniVision Technologies, Inc. *	2,000	35,700
Verigy, Ltd. *	2,800	80,108

		329,097
Software - 2.30%
EPIQ Systems, Inc. *	1,817	47,969
Lawson Software, Inc. *	7,200	66,096

		114,065
Telecommunications Equipment &
Services - 1.27%
Plantronics, Inc.	2,600	63,180

Tires & Rubber - 1.79%
Cooper Tire & Rubber Company	3,680	88,578

Transportation - 1.16%
Kirby Corp. *	1,438	57,549

TOTAL COMMON STOCKS (Cost $3,724,635)		$4,560,221

REPURCHASE AGREEMENTS - 29.31%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$1,453,186 on 06/01/2007,
collateralized by $1,190,000 U.S.
Treasury Bond, 7.25% due
08/15/2022 (valued at $1,482,403,
including interest)	$1,453,000	$1,453,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,453,000)		$1,453,000

Total Investments (Special Value Fund)
(Cost $5,177,635) - 121.29%		$6,013,221
Liabilities in Excess of Other Assets - (21.29)%		(1,055,562)

TOTAL NET ASSETS - 100.00%		$4,957,659

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 17.45%
Aerospace - 0.12%
Raytheon Company	21,100	$1,173,160

Agriculture - 0.05%
Archer-Daniels-Midland Company	13,100	459,024

Air Travel - 0.06%
Delta Air Lines Inc * (a)	12,612	240,259
Southwest Airlines Company	24,300	347,733

		587,992
Aluminum - 0.12%
Alcoa, Inc.	28,600	1,180,608

Auto Parts - 0.10%
Genuine Parts Company	17,700	908,364

Automobiles - 0.05%
Ford Motor Company	56,800	473,712

Banking - 0.56%
Citizens Banking Corp.	300	5,712
Fifth Third Bancorp	41,100	1,740,996
National City Corp.	22,700	785,193
SunTrust Banks, Inc.	14,100	1,258,989
US Bancorp	44,980	1,555,408

		5,346,298
Biotechnology - 0.28%
Amgen, Inc. *	26,500	1,492,745
MedImmune, Inc. *	20,300	1,174,964

		2,667,709
Broadcasting - 0.14%
CBS Corp., Class B	35,350	1,175,741
XM Satellite Radio Holdings, Inc., Class A *	10,550	122,169

		1,297,910
Building Materials & Construction - 0.16%
Masco Corp.	49,400	1,492,374

Business Services - 0.20%
Computer Sciences Corp. *	11,200	620,480
H & R Block, Inc.	53,200	1,260,308

		1,880,788
Cable and Television - 0.33%
Time Warner, Inc.	98,200	2,098,534
Viacom, Inc., Class B *	24,250	1,089,310

		3,187,844
Cellular Communications - 0.36%
ALLTEL Corp.	20,700	1,418,364
Crown Castle International Corp. *	15,400	567,028
Leap Wireless International, Inc. *	6,075	519,170
Motorola, Inc.	49,000	891,310

		3,395,872
Chemicals - 0.20%
Chemtura Corp.	16,200	176,418
E.I. Du Pont De Nemours & Company	33,090	1,731,269

		1,907,687

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Coal - 0.03%
Foundation Coal Holdings, Inc.	5,925	$261,885

Computers & Business Equipment - 0.23%
Dell, Inc. *	53,700	1,442,919
International Business Machines Corp.	7,000	746,200

		2,189,119
Construction Materials - 0.16%
USG Corp. *	3,200	164,352
Vulcan Materials Company	11,100	1,328,559

		1,492,911
Cosmetics & Toiletries - 0.58%
Avon Products, Inc.	32,200	1,236,158
Colgate-Palmolive Company	29,400	1,968,624
International Flavors & Fragrances, Inc.	26,100	1,339,713
Kimberly-Clark Corp.	13,900	986,344

		5,530,839
Crude Petroleum & Natural Gas - 0.07%
Statoil ASA ADR (a)	19,800	540,540
Statoil ASA	5,300	144,546

		685,086
Drugs & Health Care - 0.19%
Wyeth	31,900	1,845,096

Electrical Equipment - 0.09%
Cooper Industries, Ltd., Class A	15,400	825,132

Electrical Utilities - 0.50%
Entergy Corp.	15,400	1,738,660
FirstEnergy Corp.	15,300	1,059,219
Pinnacle West Capital Corp.	11,700	543,231
Reliant Energy, Inc. *	8,700	222,894
TECO Energy, Inc.	16,000	280,960
Xcel Energy, Inc.	41,800	959,310

		4,804,274
Electronics - 0.12%
Sony Corp.	19,600	1,128,278

Energy - 0.22%
Duke Energy Corp.	48,840	954,334
Progress Energy, Inc.	23,250	1,164,592

		2,118,926
Financial Services - 1.34%
Charles Schwab Corp.	76,400	1,716,708
Citigroup, Inc.	34,440	1,876,636
Countrywide Financial Corp.	16,300	634,722
Federal National Mortgage Association	12,500	799,000
JP Morgan Chase & Company	77,500	4,016,825
Mellon Financial Corp.	41,400	1,793,862
State Street Corp.	20,200	1,379,054
Wells Fargo & Company (c)	16,600	599,094

		12,815,901
Food & Beverages - 0.64%
Campbell Soup Company	18,000	714,600

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
General Mills, Inc.	22,500	$1,377,900
Hershey Company	4,800	253,008
Kraft Foods, Inc., Class A	29,400	994,896
McCormick & Company, Inc.	16,100	600,369
Sysco Corp.	13,600	450,432
The Coca-Cola Company	32,600	1,727,474

		6,118,679
Gas & Pipeline Utilities - 0.24%
NiSource, Inc.	62,200	1,381,462
Spectra Energy Corp.	26,000	692,380
Williams Companies, Inc.	6,195	196,753

		2,270,595
Healthcare Products - 0.34%
Baxter International, Inc.	20,400	1,159,536
Boston Scientific Corp. *	34,900	546,883
Johnson & Johnson	23,900	1,512,153

		3,218,572
Holdings Companies/Conglomerates - 0.51%
General Electric Company	129,700	4,874,126

Homebuilders - 0.07%
D.R. Horton, Inc.	29,700	694,089

Household Products - 0.29%
Fortune Brands, Inc.	15,000	1,211,700
Newell Rubbermaid, Inc.	48,500	1,540,360

		2,752,060
Industrial Machinery - 0.20%
Ingersoll-Rand Company, Class A	17,200	882,876
Pall Corp.	22,800	1,020,300

		1,903,176
Insurance - 1.04%
American International Group, Inc.	27,800	2,011,052
Chubb Corp.	12,400	680,388
Lincoln National Corp.	21,300	1,544,250
Marsh & McLennan Companies, Inc.	77,200	2,534,476
Progressive Corp.	36,800	848,240
The Travelers Companies, Inc.	24,200	1,310,914
UnumProvident Corp.	37,000	981,980

		9,911,300
International Oil - 1.55%
Anadarko Petroleum Corp.	24,000	1,191,600
BP PLC, ADR	17,500	1,172,675
Chevron Corp.	42,350	3,451,101
Exxon Mobil Corp.	40,200	3,343,434
Hess Corp.	31,780	1,882,012
Murphy Oil Corp.	22,000	1,298,000
Royal Dutch Shell PLC, ADR	32,800	2,437,040

		14,775,862
Internet Content - 0.11%
Yahoo!, Inc. *	36,000	1,033,200

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time - 0.27%
Lakes Gaming, Inc. * (a)	22,900	$261,060
MGM Mirage, Inc. *	7,800	620,334
MTR Gaming Group, Inc. *	11,075	174,542
The Walt Disney Company	42,300	1,499,112

		2,555,048
Liquor - 0.22%
Anheuser-Busch Companies, Inc.	32,600	1,738,884
Brown Forman Corp., Class B	4,900	334,474

		2,073,358
Manufacturing - 0.65%
3M Company	27,700	2,436,492
Honeywell International, Inc.	30,900	1,789,419
Illinois Tool Works, Inc.	22,900	1,207,288
Tyco International, Ltd.	24,400	813,984

		6,247,183
Newspapers - 0.32%
Dow Jones & Company, Inc.	30,400	1,620,624
The New York Times Company, Class A (a)	55,800	1,401,138

		3,021,762
Office Furnishings & Supplies - 0.13%
Avery Dennison Corp.	19,300	1,259,711

Paper - 0.37%
International Paper Company	66,970	2,623,215
MeadWestvaco Corp.	25,020	875,700

		3,498,915
Petroleum Services - 0.22%
BJ Services Company	27,400	803,642
Schlumberger, Ltd.	17,000	1,323,790

		2,127,432
Pharmaceuticals - 0.99%
Abbott Laboratories	19,600	1,104,460
Bristol-Myers Squibb Company	43,400	1,315,454
Eli Lilly & Company	37,700	2,209,974
Merck & Company, Inc.	50,900	2,669,705
Pfizer, Inc.	78,315	2,152,879

		9,452,472
Photography - 0.12%
Eastman Kodak Company (a)	43,700	1,108,232

Publishing - 0.29%
Gannett Company, Inc.	14,800	870,536
Tribune Company	58,700	1,890,140

		2,760,676
Railroads & Equipment - 0.26%
Norfolk Southern Corp.	11,400	659,832
Union Pacific Corp.	14,700	1,773,996

		2,433,828
Real Estate - 0.01%
Weingarten Realty Investors, REIT	2,585	120,616

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 0.43%
Bed Bath & Beyond, Inc. *	20,900	$849,794
Gap, Inc.	14,000	259,280
Home Depot, Inc.	39,200	1,523,704
Wal-Mart Stores, Inc.	31,100	1,480,360

		4,113,138
Sanitary Services - 0.10%
Waste Management, Inc.	25,700	993,819
Semiconductors - 0.27%
Analog Devices, Inc.	35,300	1,278,213
Applied Materials, Inc.	30,500	582,550
Intel Corp.	33,400	740,478

		2,601,241
Software - 0.29%
Microsoft Corp.	91,600	2,809,372
Telecommunications Equipment &
Services - 0.15%
Nokia Oyj, SADR	52,200	1,429,236
Telephone - 0.86%
AT&T, Inc.	79,035	3,267,307
Qwest Communications International, Inc. *	161,000	1,656,690
Sprint Nextel Corp.	58,400	1,334,440
Verizon Communications, Inc.	36,900	1,606,257
Windstream Corp.	20,678	310,583

		8,175,277
Tobacco - 0.07%
UST, Inc.	12,820	684,460
Toys, Amusements & Sporting Goods - 0.13%
Mattel, Inc.	45,800	1,282,858
Trucking & Freight - 0.05%
United Parcel Service, Inc., Class B	6,600	475,002

TOTAL COMMON STOCKS (Cost $134,063,421)		$166,432,084

PREFERRED STOCKS - 0.26%
Broadcasting - 0.04%
Spanish Broadcasting System, Series B *	300	328,500

Building Materials & Construction - 0.05%
General Motors Corp., Series B *	24,250	512,645

Energy - 0.04%
NRG Energy, Inc. *	150	341,451

Financial Services - 0.02%
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd. *	200,000	200,600

Mining - 0.06%
Freeport-McMoRan Copper & Gold, Inc. *	325	566,109

Telecommunications Equipment &
Services - 0.05%
Lucent Technologies Capital Trust I *	475	492,813

TOTAL PREFERRED STOCKS (Cost $2,136,436)		$2,442,118

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 7.58%
Treasury Inflation Protected
Securities (d) - 1.31%
1.875% due 07/15/2013	$1,369,256	$1,322,188
2.00% due 07/15/2014 to 01/15/2026	3,914,097	3,769,073
2.50% due 07/15/2016	2,599,298	2,598,690
3.625% due 01/15/2008	273,207	274,274
4.25% due 01/15/2010	4,383,785	4,575,234

		12,539,459
U.S. Treasury Bonds - 3.27%
4.50% due 02/15/2036	4,565,000	4,202,297
4.75% due 02/15/2037	545,000	522,817
5.375% due 02/15/2031	2,575,000	2,685,444
5.50% due 08/15/2028	707,000	744,007
6.00% due 02/15/2026	2,470,000	2,733,981
6.125% due 08/15/2029	2,792,000	3,177,427
6.25% due 08/15/2023 to 05/15/2030	2,688,000	3,106,678
6.375% due 08/15/2027	1,670,000	1,935,896
7.125% due 02/15/2023	2,481,000	3,016,936
7.625% due 02/15/2025	1,311,000	1,691,703
7.875% due 02/15/2021	2,946,000	3,752,468
8.875% due 08/15/2017 to 02/15/2019	2,700,000	3,598,288

		31,167,942
U.S. Treasury Notes - 2.93%
3.375% due 11/15/2008	1,525,000	1,490,212
3.875% due 09/15/2010 to 02/15/2013	6,580,000	6,269,862
4.00% due 03/15/2010 to 11/15/2012	4,105,000	3,951,803
4.25% due 08/15/2013 to 11/15/2014	7,380,000	7,131,599
4.50% due 02/15/2009 to 11/15/2015	3,585,000	3,530,839
4.75% due 03/31/2011 to 01/31/2012	1,505,000	1,498,331
4.875% due 02/15/2012	1,420,000	1,422,107
5.125% due 05/15/2016	2,585,000	2,625,189

		27,919,942
U.S. Treasury Strips - 0.07%
zero coupon due 05/15/2020	1,250,000	646,046

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $73,582,543)		$72,273,389

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.03%
Federal Agricultural Mortgage Corp. - 0.05%
6.00% due 08/01/2021 to 11/01/2021	459,172	464,126

Federal Home Loan Bank - 0.19%
3.875% due 08/22/2008	350,000	344,133
5.125% due 08/14/2013	930,000	925,218
5.25% due 06/18/2014	590,000	590,688

		1,860,039
Federal Home Loan Mortgage Corp. - 3.00%
1.00% due 02/01/2035	247,920	245,764
3.55% due 11/15/2007	600,000	595,220
4.50% due 10/01/2007 to 06/01/2019	1,004,164	964,866
4.522% due 09/01/2032	41,524	41,627
4.625% due 02/21/2008	650,000	646,792
4.647% due 07/01/2035	145,737	144,264
4.788% due 07/01/2035	79,855	79,673

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.00% due 01/01/2009 to 11/01/2035	$5,471,400	$5,243,490
5.055% due 11/01/2035	255,136	253,618
5.078% due 03/01/2036	585,341	575,740
5.125% due 02/27/2009 to 07/15/2012	2,395,000	2,389,840
5.145% due 01/01/2036	1,545,462	1,542,598
5.347% due 02/01/2037	2,080,865	2,077,223
5.361% due 04/01/2037	750,000	744,434
5.428% due 01/01/2036	117,334	116,951
5.436% due 02/01/2037	710,365	706,306
5.465% due 02/01/2037	1,040,688	1,038,150
5.50% due 03/01/2018 to 04/01/2029	1,579,980	1,572,412
5.943% due 02/01/2037	1,327,116	1,338,310
6.00% due 06/15/2011 to 12/01/2036	3,171,442	3,217,529
6.018% due 11/01/2036	758,366	762,449
6.062% due 10/01/2036	1,123,814	1,125,132
6.081% due 01/01/2037	322,103	325,269
6.128% due 10/01/2036	887,612	892,474
6.22% due 08/01/2036	1,099,819	1,111,899
6.50% due 05/01/2017 to 01/01/2036	781,519	796,668
7.00% due 02/01/2024 to 06/01/2032	58,213	60,307
7.50% due 05/01/2024 to 06/01/2024	5,674	5,943
10.50% due 05/01/2019	680	733

		28,615,681
Federal National Mortgage
Association - 7.51%
5.00% due 07/01/2035	1,777,294	1,694,308
6.00% due 12/01/2035	1,455,000	1,451,817
4.792% due 09/01/2035 (b)	593,303	581,089
1.00% due 07/01/2035	188,800	187,046
3.25% due 08/15/2008	675,000	658,965
3.5552% due 02/17/2009 (b)	260,000	250,744
3.825% due 10/01/2033	184,323	180,772
3.875% due 07/15/2008	350,000	344,590
4.026% due 07/01/2027	2,104	2,124
4.375% due 09/15/2012 to 10/15/2015	1,235,000	1,176,404
4.50% due 02/15/2011 to 09/01/2035	8,171,167	7,804,762
4.50% TBA **	2,002,964	1,850,238
4.625% due 10/15/2014	780,000	751,567
4.793% due 11/01/2035	297,372	296,794
4.875% due 12/15/2016	350,000	340,080
5.00% due 01/01/2009 to 10/01/2035	4,636,238	4,511,374
5.00% TBA **	4,400,000	4,288,627
5.319% due 12/01/2035	215,082	214,191
5.376% due 12/01/2035	259,261	258,649
5.455% due 01/01/2019	1,139	1,145
5.50% due 07/01/2013 to 03/01/2036	14,376,086	14,124,942
5.50% TBA **	7,975,000	7,841,775
5.544% due 12/01/2035	380,171	380,524
5.553% due 07/01/2036	1,411,756	1,417,276
5.685% due 12/01/2035	117,825	118,413
5.75% due 02/15/2008	580,000	581,652
5.979% due 09/01/2036	450,146	451,505

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
6.00% due 05/15/2011 to 09/01/2036	$11,454,444	$11,540,570
6.00% TBA **	1,750,000	1,767,500
6.046% due 12/01/2036	609,862	615,835
6.50% due 06/01/2013 to 09/01/2036	3,225,822	3,287,558
6.50% TBA **	500,000	507,813
7.00% due 12/01/2029 to 02/01/2030	3,023	3,151
7.125% due 06/15/2010 to 01/15/2030	1,840,000	2,011,822
7.00% due 12/01/2099	100,000	103,000

		71,598,622
Federal National Mortgage
Association Grantor Trust - 0.08%
5.50% due 01/01/2021	819,460	813,664
Government National Mortgage
Association - 11.20%
4.00% due 09/15/2018	698,973	655,246
4.50% due 09/15/2018 to 11/20/2035	2,935,771	2,763,093
5.00% due 02/15/2018 to 05/15/2036	24,081,135	23,128,705
5.50% due 02/15/2018 to 04/20/2036	28,095,143	27,643,032
5.50% TBA **	6,564,189	6,454,438
6.00% due 12/20/2008 to 02/15/2037	15,491,253	15,600,927
6.00% TBA **	13,006,588	13,077,308
6.50% due 07/15/2009 to 03/15/2037	11,516,846	11,822,121
6.50% TBA **	1,008,150	1,033,456
7.00% due 09/15/2012 to 10/20/2036	3,341,491	3,483,017
7.50% due 09/15/2012 to 06/15/2032	424,100	444,043
8.00% due 12/15/2007 to 06/20/2029	341,612	362,202
8.50% due 07/15/2008 to 02/15/2027	85,547	91,345
9.00% due 03/15/2009 to 05/15/2024	51,061	54,580
9.25% due 10/15/2016 to 12/15/2019	4,909	5,286
9.50% due 06/15/2009 to 12/15/2024	16,233	17,483
9.75% due 07/15/2017 to 02/15/2021	4,438	4,863
10.00% due 02/15/2016 to 03/15/2026	67,227	74,041
10.25% due 05/15/2020 to 11/15/2020	4,716	5,217
10.50% due 09/15/2015 to 07/15/2019	10,476	11,619
11.00% due 12/15/2009 to 07/20/2020	28,285	31,059
11.50% due 03/15/2010 to 11/15/2019	14,976	16,588
11.75% due 08/15/2013	1,529	1,694
12.00% due 10/15/2010 to 06/15/2015	16,569	18,502
12.25% due 03/15/2014 to 07/20/2015	1,477	1,629
12.50% due 04/15/2010 to 07/15/2015	6,267	6,869
12.75% due 12/20/2013 to 12/20/2014	1,447	1,600
13.00% due 01/15/2011 to 09/20/2015	4,758	5,306
13.50% due 05/15/2010 to 01/15/2015	3,450	3,847

		106,819,116

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $211,948,723)		$210,171,248

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN BONDS - 0.02%
GD - 0.01%
Grenada Government International Bond, Series
REGS
1 due 09/15/2025		$230,000	$127,075

TOTAL FOREIGN BONDS (Cost $194,149)			$192,121

FOREIGN GOVERNMENT OBLIGATIONS - 13.78%
Argentina - 0.24%
Republic of Argentina
1.33%, Step up to 2.5% on 03/31/2009
due 12/31/2038		100,000	45,200
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	600,000	111,932
0.6245% due 12/15/2035 (b)		$425,000	66,938
2.00% due 09/30/2014 (b)	ARS	830,000	310,028
5.83% due 12/31/2033 (b)		1,335,000	651,710
7.00% due 10/03/2015		$850,000	790,500
7.875% due 04/11/2011		300,000	306,000

			2,282,308
Austria - 0.54%
Republic of Austria
4.00% due 07/15/2009	EUR	2,600,000	3,468,656
5.50% due 01/15/2010		1,188,000	1,639,534
6.25% due 07/15/2027		49,000	80,072

			5,188,262
Belgium - 0.45%
Kingdom of Belgium
3.00% due 03/28/2010		970,000	1,256,436
4.25% due 09/28/2013		484,000	644,336
5.00% due 03/28/2035		1,653,000	2,360,879

			4,261,651
Brazil - 0.77%
Federative Republic of Brazil
6.00% due 01/17/2017		$600,000	603,900
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	1,345,000	1,141,075
7.875% due 03/07/2015		$50,000	56,450
8.00% due 01/15/2018		1,720,000	1,921,240
8.00% due 01/15/2018		300,000	335,715
8.75% due 02/04/2025		475,000	613,225
8.875% due 10/14/2019		500,000	625,750
10.00% due 01/01/2014	BRL	2,164,000	1,159,653
10.00% due 01/01/2012		1,037,000	555,675
11.00% due 08/17/2040		$270,000	361,800

			7,374,483
Canada - 0.13%
Government of Canada
5.75% due 06/01/2033	CAD	478,000	540,491
Province of Ontario
5.00% due 03/08/2014		687,000	653,212

			1,193,703

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Colombia - 0.06%
Republic of Colombia
7.375% due 01/27/2017		$350,000	$384,825
7.375% due 09/18/2037		200,000	223,600

			608,425
Denmark - 0.07%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	3,277,000	609,345
7.00% due 11/10/2024		364,000	84,489

			693,834
Finland - 0.65%
Government of Finland
5.00% due 07/04/2007	EUR	4,636,000	6,240,011

France - 1.51%
Government of France
4.00% due 04/25/2009		1,400,000	1,869,583
4.75% due 10/25/2012		530,000	723,663
5.00% due 10/25/2016		1,162,000	1,628,522
5.50% due 04/25/2029		637,000	964,349
5.50% due 04/25/2010		3,245,000	4,490,929
5.75% due 10/25/2032		1,235,000	1,948,953
French Treasury Note BTAN
3.75% due 01/12/2012		2,155,000	2,817,697

			14,443,696
Germany - 1.64%
Bundesrepublik Deutschland, Series 06
3.75% due 01/04/2017		1,175,000	1,500,830
Bundesrepublik Deutschland, Series 05
3.50% due 01/04/2016		1,265,000	1,593,766
Federal Republic of Germany
4.00% due 01/04/2037		1,970,000	2,419,130
4.50% due 01/21/2013		750,000	1,006,420
4.50% due 01/04/2013		3,891,000	5,253,580
4.75% due 07/04/2028		246,000	339,072
4.75% due 07/04/2034		625,000	865,904
5.50% due 01/04/2031		595,000	905,240
6.00% due 07/04/2007		1,308,000	1,761,981

			15,645,923
Greece - 0.28%
Hellenic Republic Government Bond
3.25% due 06/21/2007		2,000,000	2,689,129

Indonesia - 0.09%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	602,436
8.50% due 10/12/2035		200,000	246,000

			848,436
Iraq - 0.10%
Republic of Iraq, Series REGS
5.80% due 01/15/2028		1,500,000	952,500

Ireland - 0.12%
Republic of Ireland
4.375% due 01/15/2015	EUR	750,000	995,892

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Ireland (continued)
Republic of Ireland
4.00% due 04/18/2010	EUR	96,000	$127,497

			1,123,389
Italy - 0.61%
Italy Buoni Poliennali Del Tesoro
3.00% due 06/01/2007		2,000,000	2,690,501
Republic of Italy
4.25% due 08/01/2014		187,000	248,105
5.00% due 10/15/2007		332,000	447,941
5.25% due 09/20/2016		$450,000	447,937
6.00% due 11/01/2007	EUR	1,025,000	1,388,810
6.00% due 05/01/2031		271,000	426,192
7.25% due 11/01/2026		75,000	132,878

			5,782,364
Jamaica - 0.13%
Government of Jamaica
8.00% due 03/15/2039		$100,000	99,200
9.00% due 06/02/2015		215,000	234,350
10.625% due 06/20/2017		770,000	933,240

			1,266,790
Japan - 2.02%
Government of Japan
1.00% due 12/20/2012	JPY	188,500,000	1,513,888
1.00% due 06/10/2016		312,687,000	2,531,795
1.10% due 12/10/2016		172,500,000	1,408,756
1.30% due 12/20/2013		232,400,000	1,885,124
1.30% due 03/20/2015		60,850,000	488,565
1.40% due 03/21/2011		321,700,000	2,659,315
1.40% due 03/20/2012		188,400,000	1,551,683
1.70% due 09/20/2016		320,150,000	2,631,692
1.90% due 03/20/2025		322,500,000	2,578,440
1.90% due 12/20/2010		24,600,000	206,878
1.90% due 06/20/2016		32,800,000	274,489
2.00% due 06/20/2022		55,200,000	454,641
2.00% due 12/20/2033		121,950,000	939,686
2.20% due 06/22/2020		18,000,000	153,075

			19,278,027
Lebanon - 0.01%
Republic of Lebanon
8.50% due 01/19/2016		$71,000	68,959

Malaysia - 0.02%
Malaysia Government Bond
3.756% due 04/28/2011	MYR	781,000	232,928

Mexico - 1.05%
Government of Mexico
5.625% due 01/15/2017		$520,000	520,780
6.75% due 09/27/2034		625,000	695,625
7.50% due 04/08/2033		65,000	78,520
8.00% due 12/24/2008	MXN	5,350,000	501,704
8.00% due 12/17/2015		11,395,000	1,089,700
8.00% due 12/19/2013		20,650,000	1,971,291
8.125% due 12/30/2019		$265,000	323,300

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico (continued)
Government of Mexico (continued)
9.00% due 12/22/2011	MXN	37,305,000	$3,663,000
9.00% due 12/24/2009		6,755,000	650,256
9.50% due 12/18/2014		5,090,000	526,334

			10,020,510
Netherlands - 0.28%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	1,783,000	2,450,175
5.50% due 01/15/2028		137,000	206,568

			2,656,743
Peru - 0.03%
Republic of Peru
8.375% due 05/03/2016		$250,000	295,625

Philippines - 0.06%
Philippine Government International Bond
7.50% due 09/25/2024		123,000	137,145
7.75% due 01/14/2031		425,000	482,630

			619,775
Poland - 0.52%
Republic of Poland
5.00% due 10/24/2013	PLN	7,425,000	2,584,003
5.25% due 10/25/2017		4,870,000	1,704,667
6.25% due 10/24/2015		1,805,000	675,926

			4,964,596
Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	118,000	162,732

Russia - 0.28%
Russian Federation, Series REGS
7.50% due 03/31/2030		$2,339,500	2,623,749

Serbia - 0.17%
Republic of Serbia
3.75%, Step up to 6.75% on 11/01/2009
due 11/01/2024		1,705,000	1,616,442

South Africa - 0.12%
Republic of South Africa
6.50% due 06/02/2014		585,000	614,981
13.00% due 08/31/2010	ZAR	3,451,000	546,105

			1,161,086
Spain - 0.45%
Kingdom of Spain
4.00% due 01/31/2010	EUR	46,000	61,254
5.50% due 03/08/2011	AUD	905,000	722,908
5.75% due 07/30/2032	EUR	127,000	199,947
6.00% due 01/31/2008		2,427,000	3,299,760

			4,283,869
Sweden - 0.30%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	13,315,000	1,953,108
5.125% due 03/01/2017		$425,000	418,348

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Sweden (continued)
Kingdom of Sweden (continued)
5.25% due 03/15/2011	SEK	3,030,000	$452,512

			2,823,968
Turkey - 0.46%
Republic of Turkey
6.875% due 03/17/2036		$785,000	759,959
7.00% due 06/05/2020		625,000	636,313
7.25% due 03/15/2015		50,000	52,312
7.375% due 02/05/2025		40,000	41,500
14.00% due 01/19/2011	TRY	3,453,650	2,531,890
Turkey Government Bond
16.00% due 03/07/2012		448,000	344,589

			4,366,563
Ukraine - 0.02%
Ukraine Government International Bond,
Series REGS
6.58% due 11/21/2016		$200,000	202,500

United Kingdom - 0.52%
United Kingdom Gilt
8.75% due 08/25/2017	GBP	45,000	113,662
Government of United Kingdom
4.25% due 03/07/2011		250,000	472,255
4.25% due 06/07/2032		2,115,000	3,899,942
4.75% due 06/07/2010		230,000	443,505

			4,929,364
Vietnam - 0.06%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$525,000	556,899

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $129,280,327)			$131,459,239

CORPORATE BONDS - 27.19%
Celanese Corp. Term Loan B
1.00% due 04/02/2014 (f)		250,000	251,850
Dresser Inc. Term Loan
8.56% due 06/30/2009 (f)		250,000	251,875
Fountainebleau Term Loan
3.90% due 05/31/2014 (f)		250,000	250,000
iPCS, Inc.
8.605% due 05/01/2014		400,000	402,000
KAR Holdings, Inc.
9.355% due 05/01/2014 (b)		250,000	255,000
Outback Term Loan B
7.606% due 05/09/2014 (f)		250,000	251,875
Venoco Term Loan
9.32% due 05/08/2014 (f)		500,000	503,750
Advertising - 0.25%
Lamar Advertising Company
2.875% due 12/31/2010		425,000	603,160
Lamar Media Corp.
6.625% due 08/15/2015		350,000	348,250
R.H. Donnelley Corp.
10.875% due 12/15/2012		100,000	107,625

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Advertising (continued)
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		$850,000	$915,875
Valassis Communications, Inc.
8.25% due 03/01/2015		425,000	423,937

			2,398,847
Aerospace - 0.35%
Boeing Capital Corp.
6.10% due 03/01/2011		330,000	338,702
Boeing Company
8.75% due 08/15/2021		55,000	70,854
GenCorp, Inc.
9.50% due 08/15/2013		550,000	587,125
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		450,000	474,750
9.75% due 04/01/2017		225,000	240,750
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015		250,000	263,750
Northrop Grumman Corp.
7.125% due 02/15/2011		355,000	374,650
7.75% due 03/01/2016		35,000	39,906
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	53,000	70,533
Sequa Corp.
9.00% due 08/01/2009		$25,000	26,375
TransDigm, Inc.
7.75% due 07/15/2014		475,000	494,000
United Technologies Corp.
4.375% due 05/01/2010		250,000	243,363
5.40% due 05/01/2035		110,000	101,257

			3,326,015
Agriculture - 0.08%
Bunge, Ltd.
4.375% due 12/15/2008		310,000	304,367
5.90% due 04/01/2017		460,000	450,000

			754,367
Air Travel - 0.07%
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015		75,000	80,625
Continental Airlines, Inc.
8.75% due 12/01/2011		475,000	465,500
Southwest Airlines Company
6.50% due 03/01/2012		160,000	164,831

			710,956
Aluminum - 0.10%
Aleris International, Inc.
10.00% due 12/15/2016		325,000	341,250
Century Aluminum Company
7.50% due 08/15/2014		300,000	312,750
Novelis, Inc.
7.25% due 02/15/2015		325,000	342,875

			996,875
Amusement & Theme Parks - 0.04%
Universal City Development Partners
11.75% due 04/01/2010		375,000	398,438

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Apparel & Textiles - 0.08%
Collins & Aikman Floorcoverings, Inc.
9.75% due 02/15/2010		$300,000	$307,290
INVISTA
9.25% due 05/01/2012		400,000	426,000

			733,290
Auto Parts - 0.26%
Accuride Corp.
8.50% due 02/01/2015		250,000	256,875
American Axle & Manufacturing, Inc.
7.875% due 03/01/2017		550,000	552,750
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		50,000	50,000
Rental Service Corp., Term B3
5.57% due 11/27/2013		397,920	404,717
Tenneco Automotive, Inc.
8.625% due 11/15/2014		800,000	848,000
UCI Holdco, Inc.
12.365% due 12/15/2013		334,488	345,359

			2,457,701
Auto Services - 0.08%
ERAC USA Finance Company
7.95% due 12/15/2009		115,000	121,185
Hertz Corp.
8.875% due 01/01/2014		600,000	645,750

			766,935
Automobiles - 0.30%
AutoNation, Inc.
7.00% due 04/15/2014		550,000	555,500
7.3556% due 04/15/2013 (b)		175,000	176,750
DaimlerChrysler N.A. Holding Corp., MTN
5.805% due 08/03/2009 (b)		485,000	487,919
ERAC USA Finance Company
5.60% due 05/01/2015		240,000	232,514
Ford Motor Company
4.25% due 12/15/2036		191,000	218,924
General Motors Corp.
7.125% due 07/15/2013		75,000	70,313
7.20% due 01/15/2011		1,050,000	1,008,000
8.375% due 07/05/2033	EUR	80,000	104,660

			2,854,580
Banking - 1.32%
American Express Centurion Bank
4.375% due 07/30/2009		$300,000	294,603
Australia & New Zealand Banking Group,
Ltd., EMTN
4.45% due 02/05/2015 (b)	EUR	84,000	112,239
BAC Capital Trust VI
5.625% due 03/08/2035		$570,000	521,231
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	67,000	91,984
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		75,000	99,876
Bank of America Corp.
4.50% due 08/01/2010		$150,000	146,374

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Bank of America Corp. (continued)
5.75% due 08/15/2016		$210,000	$210,473
Bank of Ireland
6.45% due 02/10/2010	EUR	49,000	68,698
Bank of New York
5.41% due 05/15/2009		$300,000	302,507
Bank One Corp.
5.25% due 01/30/2013		250,000	246,346
Banknorth Capital Trust I, Series B
10.52% due 05/01/2027		25,000	26,396
Banque du Liban, Series ECD
10.00% due 04/25/2015		300,000	318,750
Barclays Bank PLC
7.40% due 12/15/2009		300,000	314,480
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	86,000	119,849
BB&T Capital Trust II
6.75% due 06/07/2036		$420,000	444,743
BBVA Bancomer SA/Grand Cayman, Series REGS
6.008% due 05/17/2022 (b)		100,000	100,000
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	120,000	165,485
Credit Agricole SA
6.637% due 12/31/2049 (b)		$325,000	324,870
Credit Agricole SA, Series TSDI
zero coupon, Step up to 6% on
06/20/2018 due 06/20/2049 (b)	GBP	100,000	178,476
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	76,000	110,247
Danske Bank A/S, EMTN
4.25% due 06/20/2016 (b)		80,000	104,027
Deutsche Bank AG
5.125% due 01/31/2013		100,000	136,412
HBOS PLC
6.00% due 11/01/2033		$420,000	415,854
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	99,000	128,997
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		61,000	80,342
HSBC Holdings PLC
6.50% due 05/02/2036		$175,000	183,462
9.875% due 04/08/2018	GBP	120,000	280,345
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		$15,000	14,505
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	71,000	98,491
Inter-American Development Bank, Series MPLE
4.40% due 01/26/2026	CAD	750,000	661,999
Islandsbanki HF
5.5156% due 10/15/2008 (b)		$200,000	199,746
Keybank NA, Series BKNT
4.412% due 03/18/2008		55,000	54,437
KeyCorp, MTN, Series G
4.70% due 05/21/2009		45,000	44,394
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	315,000	287,948

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	455,000	$890,998
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$110,000	107,009
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)		310,000	301,940
Marshall & Ilsley Bank, Series BKNT
3.80% due 02/08/2008		110,000	108,849
4.125% due 09/04/2007		50,000	49,856
Marshall & Ilsley Bank, Series MTN
5.15% due 02/22/2012		250,000	246,754
Mizuho Capital Investment EUR 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	66,674
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)		52,000	71,187
Northern Rock PLC, EMTN
5.75% due 02/28/2017	GBP	145,000	280,671
Northern Trust Company, Series BKNT
4.60% due 02/01/2013		$120,000	115,037
Northern Trust Corp.
5.30% due 08/29/2011		144,000	143,734
PNC Funding Corp.
5.625% due 02/01/2017		195,000	192,960
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	75,000	96,707
Residential Capital LLC
6.46% due 05/22/2009 (b)		$35,000	34,989
Royal Bank of Scotland PLC, EMTN
zero coupon, Step up to 6.935% on
09/08/2014 due 06/29/2049 (b)	GBP	104,000	202,753
6.00% due 05/10/2013	EUR	40,000	57,159
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)		64,000	83,779
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		110,000	140,165
Sumitomo Mitsui Banking Corp, Series REGS
4.375% due 07/29/2049 (b)		50,000	63,132
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)		$200,000	194,591
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	265,261
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	49,000	96,702
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$190,000	185,150
US Bank NA
6.50% due 02/01/2008		260,000	261,112
Wachovia Bank NA, Series BKNT
4.875% due 02/01/2015		360,000	343,899
Wachovia Corp.
4.375% due 08/01/2016	EUR	50,000	64,633
5.41% due 07/20/2007 (b)		$65,000	65,011
5.50% due 08/01/2035		110,000	100,204
Wells Fargo & Company
4.20% due 01/15/2010 (c)		205,000	199,700
4.875% due 01/12/2011 (c)		225,000	221,147

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Wells Fargo Bank NA
4.75% due 02/09/2015 (c)		$270,000	$256,337
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	21,000	27,807
World Savings Bank FSB, Series BKNT
4.125% due 12/15/2009		$195,000	189,203

			12,613,696
Biotechnology - 0.03%
Genentech, Inc.
4.40% due 07/15/2010		125,000	121,588
4.75% due 07/15/2015		205,000	193,625

			315,213
Broadcasting - 0.65%
Allbritton Communications Company
7.75% due 12/15/2012		800,000	825,000
Barrington Broadcasting Group LLC
10.50% due 08/15/2014		250,000	265,000
Bonten Media Acquisition Company, PIK
9.00% due 06/01/2015		100,000	100,750
Canadian Satellite Radio Holdings, Inc., ADR
12.75% due 02/15/2014		250,000	255,625
CanWest Media, Inc.
8.00% due 09/15/2012		400,000	413,000
CBS Corp.
5.625% due 08/15/2012		185,000	182,905
Charter Communications
7.00% due 03/06/2014		1,500,000	1,502,820
Clear Channel Communications, Inc.
6.25% due 03/15/2011		525,000	510,890
Liberty Media Corp.
4.00% due 11/15/2029		600,000	395,250
LIN Television Corp.
2.50% due 05/15/2033		72,000	69,930
News America, Inc.
6.15% due 03/01/2037		525,000	499,621
6.20% due 12/15/2034		190,000	181,226
7.375% due 10/17/2008		125,000	127,688
XM Satellite Radio, Inc.
9.75% due 05/01/2014		850,000	854,250

			6,183,955
Building Materials & Construction - 0.40%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		450,000	346,500
Builders FirstSource Inc
9.61% due 02/15/2012 (b)		325,000	330,281
Columbus McKinnon Corp.
8.875% due 11/01/2013		575,000	615,250
CRH America Inc
5.30% due 10/15/2013		140,000	135,219
CRH America, Inc.
6.00% due 09/30/2016		240,000	240,654
6.40% due 10/15/2033		65,000	63,300
Esco Corp.
8.625% due 12/15/2013		600,000	642,000

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Building Materials & Construction
(continued)
Esco Corp. (continued)
9.235% due 12/15/2013 (b)		$175,000	$182,000
Interline Brands, Inc.
8.125% due 06/15/2014		175,000	182,000
KB Home
5.875% due 01/15/2015		425,000	395,250
Lafarge SA
6.15% due 07/15/2011		140,000	142,994
Texas Industries, Inc.
7.25% due 07/15/2013		500,000	517,500

			3,792,948
Buildings - 0.01%
D.R. Horton, Inc.
4.875% due 01/15/2010		70,000	68,143

Business Services - 0.45%
Affinity Group, Inc.
9.00% due 02/15/2012		100,000	105,000
10.875% due 02/15/2012		117,214	124,247
Deluxe Corp.
7.375% due 06/01/2015		250,000	253,750
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	119,660
FTI Consulting, Inc.
7.625% due 06/15/2013		375,000	387,187
7.75% due 10/01/2016		250,000	261,250
Harland Clarke Holdings
9.50% due 05/15/2015		350,000	357,000
Invensys PLC
9.875% due 03/15/2011		344,000	369,800
Manpower, Inc., Series EMTN
4.75% due 06/14/2013	EUR	50,000	65,122
Nebraska Book Company, Inc.
8.625% due 03/15/2012		$700,000	705,250
Sungard Data Systems, Inc.
9.125% due 08/15/2013		798,000	847,875
West Corp.
11.00% due 10/15/2016		600,000	649,500
Xerox Corp.
6.75% due 02/01/2017		80,000	82,788

			4,328,429
Cable and Television - 1.00%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010		900,000	958,500
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		225,000	233,953
Comcast Corp.
4.95% due 06/15/2016		323,000	301,710
5.875% due 02/15/2018		455,000	448,327
Cox Communications, Inc.
7.125% due 10/01/2012		131,000	139,535
7.75% due 11/01/2010		115,000	122,976
Cox Enterprises, Inc.
4.375% due 05/01/2008		135,000	133,565

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
CSC Holdings, Inc.
7.25% due 07/15/2008		$250,000	$253,125
DirecTV Holdings LLC
8.375% due 03/15/2013		650,000	685,750
Echostar DBS Corp.
5.75% due 10/01/2008		15,000	15,000
6.625% due 10/01/2014		425,000	425,000
7.00% due 10/01/2013		150,000	153,563
General Cable Corp.
7.125% due 04/01/2017		225,000	227,813
7.722% due 04/01/2015 (b)		200,000	200,500
Kabel Deutschland GmbH
10.625% due 07/01/2014		375,000	420,000
Mediacom Broadband LLC
8.50% due 10/15/2015		100,000	103,750
8.50% due 10/15/2015		25,000	25,938
News America, Inc.
6.40% due 12/15/2035		220,000	214,925
Rainbow National Services LLC
8.75% due 09/01/2012		100,000	106,750
Rogers Cable, Inc.
5.50% due 03/15/2014		160,000	156,695
Shaw Communications, Inc.
8.25% due 04/11/2010		125,000	132,500
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		500,000	520,000
Superior Essex Communications &
Essex Group, Inc.
9.00% due 04/15/2012		250,000	260,000
Time Warner Cable, Inc.
5.40% due 07/02/2012		620,000	612,703
6.55% due 05/01/2037		183,000	180,272
Time Warner Entertainment Company LP
7.25% due 09/01/2008		355,000	361,639
8.375% due 03/15/2023		406,000	476,587
Time Warner, Inc.
5.50% due 11/15/2011		275,000	273,505
Univision Communications, Inc., PIK
9.75% due 03/15/2015		425,000	439,875
Viacom, Inc.
5.75% due 04/30/2011		95,000	95,194
6.25% due 04/30/2016		465,000	464,275
Videotron Ltee.
6.375% due 12/15/2015		100,000	98,750
6.875% due 01/15/2014		315,000	318,150

			9,560,825
Cellular Communications - 0.93%
America Movil SA de CV
6.375% due 03/01/2035		440,000	441,658
8.46% due 12/18/2036	MXN	1,000,000	96,221
American Cellular Corp.
10.00% due 08/01/2011		$33,000	34,691
American Tower Corp.
3.00% due 08/15/2012		275,000	594,688
7.125% due 10/15/2012		110,000	114,263

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
AT&T Broadband Corp.
8.375% due 03/15/2013		$409,000	$461,540
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		370,000	400,077
Centennial Communications Corp.
10.00% due 01/01/2013		225,000	244,125
10.125% due 06/15/2013		525,000	567,656
Cingular Wireless Services, Inc.
8.125% due 05/01/2012		10,000	11,083
Cricket Communications, Inc.
9.375% due 11/01/2014		1,125,000	1,192,500
Digicel, Ltd.
9.25% due 09/01/2012		500,000	530,625
Dobson Communications Corp.
8.875% due 10/01/2013		675,000	710,438
9.875% due 11/01/2012		225,000	245,812
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,175,000	1,245,500
MetroPCS Wireless, Inc., Term B3
zero coupon due 11/03/2013		748,120	754,823
Motorola, Inc.
7.50% due 05/15/2025		65,000	69,287
Rogers Wireless, Inc.
6.375% due 03/01/2014		175,000	179,528
7.50% due 03/15/2015		140,000	152,501
8.00% due 12/15/2012		250,000	264,106
Rural Cellular Corp.
8.25% due 03/15/2012		150,000	157,875
10.898% due 11/01/2012		100,000	103,625
Vodafone Group PLC
5.625% due 02/27/2017		275,000	268,205

			8,840,827
Chemicals - 0.32%
Celanese AG Term Loan B
7.099% due 04/02/2014		250,000	251,290
Dow Chemical Company
6.125% due 02/01/2011		120,000	121,979
Dow Chemical Company, EMTN
4.375% due 06/25/2010	EUR	73,000	96,920
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		$285,000	263,404
Hercules, Inc.
6.75% due 10/15/2029		275,000	275,000
Huntsman International LLC
7.875% due 11/15/2014		475,000	499,344
Ineos Group Holdings PLC
8.50% due 02/15/2016		575,000	578,594
Lubrizol Corp.
4.625% due 10/01/2009		60,000	58,756
5.875% due 12/01/2008		195,000	195,811
Lyondell Chemical Company
8.25% due 09/15/2016		400,000	433,000
Terra Capital Inc, Series B
7.00% due 02/01/2017		325,000	325,812

			3,099,910

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Coal - 0.14%
Alpha Natural Resources LLC
10.00% due 06/01/2012		$400,000	$429,500
Foundation PA Coal Company
7.25% due 08/01/2014		475,000	480,938
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	397,031

			1,307,469
Commercial Services - 0.15%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)(f)		493,565	496,743
Mac-Gray Corp.
7.625% due 08/15/2015		225,000	228,375
Rental Service Corp.
9.50% due 12/01/2014		425,000	456,875
Rentokil Initial PLC, Series EMTN
5.75% due 03/31/2016	GBP	150,000	282,740

			1,464,733
Computers & Business Equipment - 0.18%
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$225,000	241,313
Cisco Systems, Inc.
5.25% due 02/22/2011		220,000	219,254
Hewlett-Packard Company
5.25% due 03/01/2012		250,000	248,015
5.50% due 07/01/2007		200,000	199,992
International Business Machines Corp., MTN
3.80% due 02/01/2008		180,000	178,262
Unisys Corp.
6.875% due 03/15/2010		225,000	223,875
7.875% due 04/01/2008		325,000	325,000
8.00% due 10/15/2012		75,000	75,375
Xerox Corp.
5.50% due 05/15/2012		40,000	39,506

			1,750,592
Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014		100,000	104,250
Containers & Glass - 0.59%
AEP Industries, Inc.
7.875% due 03/15/2013		400,000	411,000
Ball Corp.
6.875% due 12/15/2012		575,000	587,937
Berry Plastics Group, Inc.
7.35% due 04/03/2015		250,000	251,055
Berry Plastics Holding Corp.
8.875% due 09/15/2014		650,000	666,250
9.229% due 09/15/2014 (b)		150,000	153,563
BWAY Corp.
10.00% due 10/15/2010		400,000	419,000
Graham Packaging Company
8.50% due 10/15/2012		150,000	153,000
Graphic Packaging International Corp.
8.50% due 08/15/2011		300,000	312,375
9.50% due 08/15/2013		75,000	79,781

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Owens Corning, Inc.
6.50% due 12/01/2016	$120,000	$120,083
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014	175,000	176,750
8.25% due 05/15/2013	275,000	290,125
8.75% due 11/15/2012	355,000	373,637
8.875% due 02/15/2009	100,000	102,250
Owens-Illinois, Inc.
7.35% due 05/15/2008	75,000	75,656
Plastipak Holdings, Inc.
8.50% due 12/15/2015	75,000	79,875
Sealed Air Corp.
5.375% due 04/15/2008	230,000	228,660
Silgan Holdings, Inc.
6.75% due 11/15/2013	175,000	173,688
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	400,000	403,000
8.375% due 07/01/2012	400,000	408,000
Stone Container Finance
7.375% due 07/15/2014	125,000	123,750

		5,589,435
Cosmetics & Toiletries - 0.01%
Chattem, Inc.
7.00% due 03/01/2014	75,000	75,188

Crude Petroleum & Natural Gas - 0.75%
Amerada Hess Corp.
7.375% due 10/01/2009	75,000	77,859
AmeriGas Partners LP
7.125% due 05/20/2016	25,000	25,312
7.25% due 05/20/2015	825,000	841,500
Apache Corp.
6.00% due 01/15/2037	160,000	156,523
Atlantic Richfield Corp.
9.125% due 03/01/2011	105,000	118,446
Chaparral Energy, Inc.
8.50% due 12/01/2015	300,000	300,750
Chesapeake Energy Corp.
6.50% due 08/15/2017	1,205,000	1,192,950
6.875% due 11/15/2020	475,000	479,750
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	600,000	606,000
Denbury Resources, Inc.
7.50% due 04/01/2013	300,000	307,500
7.50% due 12/15/2015	375,000	386,250
EnCana Corp.
4.60% due 08/15/2009	190,000	186,369
5.80% due 05/01/2014	400,000	401,508
6.50% due 08/15/2034	45,000	46,011
Encore Acquisition Company
7.25% due 12/01/2017	525,000	506,625
Hess Corp.
7.875% due 10/01/2029	298,000	340,867
Hilcorp Energy I LP
7.75% due 11/01/2015	400,000	402,000

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
PetroHawk Energy Corp.
9.125% due 07/15/2013	$400,000	$430,000
Range Resources Corp.
7.50% due 05/15/2016	25,000	26,125
Sempra Energy
5.83% due 05/21/2008 (b)	180,000	180,038
Southern Natural Gas Company
5.90% due 04/01/2017	99,000	97,457

		7,109,840
Domestic Oil - 0.37%
ConocoPhillips Company
5.30% due 04/15/2012	275,000	273,818
5.90% due 10/15/2032	180,000	178,581
Devon Financing Corp., ULC
6.875% due 09/30/2011	625,000	656,599
7.875% due 09/30/2031	295,000	347,845
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015	240,000	224,078
5.15% due 09/01/2014	395,000	378,777
Forest Oil Corp.
8.00% due 12/15/2011	400,000	420,000
Range Resources Corp.
6.375% due 03/15/2015	650,000	640,250
Valero Energy Corp.
3.50% due 04/01/2009	320,000	309,439
4.75% due 04/01/2014	65,000	60,914

		3,490,301
Drugs & Health Care - 0.05%
CVS Corp.
3.875% due 11/01/2007	240,000	238,377
Wyeth
5.95% due 04/01/2037	205,000	198,883

		437,260
Educational Services - 0.20%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012	200,000	182,000
12.75% due 10/01/2012	249,062	276,459
Education Management Corp.
10.25% due 06/01/2016	1,300,000	1,417,000

		1,875,459
Electrical Equipment - 0.02%
Exelon Generation Company LLC
5.35% due 01/15/2014	170,000	164,552

Electrical Utilities - 0.91%
AES Corp.
7.75% due 03/01/2014	210,000	221,288
8.875% due 02/15/2011	275,000	296,313
9.00% due 05/15/2015	55,000	58,575
9.375% due 09/15/2010	100,000	109,500
Alabama Power Company
3.50% due 11/15/2007	150,000	148,604
5.55% due 08/25/2009 (b)	120,000	120,339

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Allegheny Energy Supply Company LLC
7.80% due 03/15/2011		$250,000	$265,000
8.25% due 04/15/2012		50,000	54,375
AmerenUE
5.40% due 02/01/2016		285,000	274,640
Appalachian Power Company
5.68% due 06/29/2007 (b)		70,000	70,011
6.375% due 04/01/2036		170,000	172,690
Black Hills Corp.
6.50% due 05/15/2013		235,000	234,893
CE Electric UK Funding Company
6.995% due 12/30/2007		200,000	201,548
CenterPoint Energy Transition Bond Co., LLC,
Series A-2
4.97% due 08/01/2014		175,000	172,578
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008		110,000	110,145
7.25% due 09/01/2010		205,000	214,726
CMS Energy Corp.
8.50% due 04/15/2011		50,000	54,331
Consumers Energy Co.
5.80% due 09/15/2035		100,000	94,115
Dominion Resources, Inc.
4.125% due 02/15/2008		65,000	64,380
Edison SpA, EMTN
5.125% due 12/10/2010	EUR	45,000	61,176
El Paso Electric Company
6.00% due 05/15/2035		$245,000	231,550
Elia System Operator SA
4.75% due 05/13/2014	EUR	68,000	90,840
Enbw International Finance BV, EMTN
5.875% due 02/28/2012		36,000	50,595
Entergy Louisiana LLC
5.83% due 11/01/2010		$35,000	34,720
Jersey Central Power & Light Company
5.65% due 06/01/2017		405,000	398,574
Midamerican Energy Holdings Company
6.125% due 04/01/2036		220,000	217,336
Monongahela Power Company
5.70% due 03/15/2017		265,000	262,200
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	22,000	29,007
National Power Corp, Series REGS
6.875% due 11/02/2016		$100,000	102,317
National Power Corp.
9.61% due 08/23/2011 (b)		200,000	225,500
Nevada Power Company
5.875% due 01/15/2015		45,000	44,624
Orion Power Holdings, Inc.
12.00% due 05/01/2010		350,000	402,938
Pacific Gas & Electric Company
4.80% due 03/01/2014		235,000	224,649
5.80% due 03/01/2037		205,000	195,909
6.05% due 03/01/2034		50,000	49,569
Pepco Holdings, Inc.
5.50% due 08/15/2007		66,000	66,026

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
PPL Capital Funding, Inc.
4.33% due 03/01/2009		$85,000	$83,140
Reliant Energy, Inc.
6.75% due 12/15/2014		200,000	209,000
9.50% due 07/15/2013		150,000	162,563
RWE Finance BV, EMTN
5.375% due 04/18/2008	EUR	33,000	44,720
6.375% due 06/03/2013	GBP	49,000	98,215
Scottish Power UK PLC
8.375% due 02/20/2017		39,000	90,523
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	131,962
8.625% due 03/15/2014		850,000	913,209
Southern California Edison Company
4.65% due 04/01/2015		275,000	258,747
Southern Co., Series A
5.30% due 01/15/2012		95,000	94,271
Tampa Electric Co
6.15% due 05/15/2037		230,000	228,278
TECO Energy, Inc.
7.00% due 05/01/2012		90,000	94,317
Tri-State Generation & Transmission Association
6.04% due 01/31/2018		98,556	98,418
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	35,000	48,186
Virginia Electric and Power Company
4.50% due 12/15/2010		$35,000	33,920
Westar Energy, Inc.
5.10% due 07/15/2020		185,000	168,579
Western Power Distribution Holdings, Ltd.
6.875% due 12/15/2007		160,000	160,689
Wisconsin Electric Power Company
3.50% due 12/01/2007		120,000	118,808
Xcel Energy, Inc.
7.00% due 12/01/2010		30,000	31,421

			8,694,547
Electronics - 0.13%
Celestica, Inc.
7.875% due 07/01/2011		400,000	396,000
Conexant Systems, Inc.
9.11% due 11/15/2010 (b)		325,000	332,719
L-3 Communications Corp., Series B
6.375% due 10/15/2015		550,000	548,625

			1,277,344
Energy - 0.93%
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	284,932
Copano Energy LLC
8.125% due 03/01/2016		250,000	260,625
Duke Capital LLC
6.25% due 02/15/2013		155,000	157,468
Duke Capital LLC, Series B
6.75% due 07/15/2018		90,000	92,506
Duke Energy Carolinas LLC
6.10% due 06/01/2037		300,000	299,961

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Dynegy Holdings Inc.
7.50% due 06/01/2015		$575,000	$570,688
Dynegy Holdings, Inc.
7.75% due 06/01/2019		650,000	643,500
Enbridge, Inc.
5.60% due 04/01/2017		205,000	200,652
Enterprise Products Operating LP
4.95% due 06/01/2010		400,000	393,576
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014		120,000	117,979
Enterprise Products Operating LP, Series B
4.00% due 10/15/2007		80,000	79,576
Ferrellgas Partners LP
8.75% due 06/15/2012		625,000	648,438
Florida Power & Light Company
6.20% due 06/01/2036		110,000	113,699
Mirant North America LLC
7.375% due 12/31/2013		375,000	396,563
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008		50,000	51,336
NRG Energy, Inc.
7.25% due 02/01/2014		400,000	411,000
7.375% due 02/01/2016		1,855,000	1,924,563
Plains Exploration & Production Company
7.00% due 03/15/2017		250,000	248,750
Progress Energy, Inc.
5.625% due 01/15/2016		400,000	397,095
Sandridge Energy Bank, Term B3
8.625% due 11/30/2007		1,000,000	999,170
10.125% due 04/01/2014		500,000	515,000
Sempra Energy
7.95% due 03/01/2010		100,000	106,208

			8,913,285
Financial Services - 3.78%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)		200,000	193,167
AGY Holding Corp.
11.00% due 11/15/2014		250,000	262,187
Altadis Emisiones Financial
4.00% due 12/11/2015	EUR	50,000	59,413
Altria Finance Cayman Islands, Ltd.
5.625% due 06/24/2008		61,000	82,963
American Express Company
5.25% due 09/12/2011		$230,000	228,374
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	55,000	72,249
American General Finance Corp., Series I, MTN
5.40% due 12/01/2015		$250,000	243,363
American Honda Finance Corp.
4.50% due 05/26/2009		365,000	358,720
Arch Western Finance LLC
6.75% due 07/01/2013		375,000	373,594
Bear Stearns Companies, Inc.
4.00% due 01/31/2008		150,000	148,756
5.50% due 08/15/2011		275,000	274,721

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Bear Stearns Companies, Inc. (continued)
5.55% due 01/22/2017		$105,000	$102,272
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		225,000	218,871
Boeing Capital Corp., MTN, Series X
6.35% due 11/15/2007		160,000	160,816
Capital One Capital IV
6.745% due 02/17/2037 (b)		625,000	595,929
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	122,886
Caterpillar Financial Services Corp., MTN, Series F
4.50% due 09/01/2008		140,000	138,369
CIT Group, Inc.
5.50% due 11/30/2007		65,000	65,005
6.00% due 04/01/2036		165,000	157,005
CIT Group, Inc., GMTN
4.25% due 09/22/2011	EUR	100,000	130,030
CIT Group, Inc., MTN
5.51% due 08/15/2008 (b)		$115,000	114,978
Citigroup, Inc.
3.625% due 02/09/2009		130,000	126,489
3.875% due 05/21/2010	EUR	35,000	46,109
4.75% due 02/10/2019 (b)		130,000	173,083
5.00% due 09/15/2014		$175,000	168,553
5.30% due 01/07/2016		285,000	279,849
Countrywide Financial Corp.
6.25% due 05/15/2016		321,000	322,967
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		150,000	145,359
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		300,000	295,843
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	170,363
Dynegy Holdings, Term Ba1
1.00% due 03/30/2013		250,000	249,792
ERP Operating LP
3.85% due 08/15/2026		15,000	15,321
Ford Motor Credit Company
5.80% due 01/12/2009		330,000	325,025
6.9256% due 01/15/2010 (b)		100,000	99,228
7.375% due 10/28/2009		135,000	135,470
9.8056% due 04/15/2012 (b)		2,625,000	2,835,081
Franklin Resources, Inc.
3.70% due 04/15/2008		60,000	59,142
Fund American Companies, Inc.
5.875% due 05/15/2013		205,000	202,136
GATX Financial Corp.
5.50% due 02/15/2012		480,000	468,488
GE Capital European Funding, Series EMTN
3.50% due 02/14/2013	EUR	110,000	139,567
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	280,523
General Electric Capital Corp, Series REGS
4.625% due 09/15/2066 (b)	EUR	135,000	175,876
General Electric Capital Corp.
6.125% due 02/22/2011		$220,000	225,071

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
General Electric Capital Corp., MTN
5.375% due 10/20/2016		$335,000	$329,249
General Electric Capital Corp., Series A, MTN
5.00% due 06/15/2007		130,000	129,985
General Motors Acceptance Corp.
5.625% due 05/15/2009		290,000	286,320
6.3056% due 07/16/2007 (b)		180,000	180,072
6.875% due 08/28/2012		1,575,000	1,582,669
8.00% due 11/01/2031		675,000	741,557
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	82,000	113,069
Global Cash Access LLC
8.75% due 03/15/2012		$525,000	549,938
GMAC LLC
7.569% due 12/01/2014 (b)		875,000	905,681
GMAC LLC, Series EMTN
5.75% due 09/27/2010	EUR	40,000	53,496
Goldman Sachs Capital, Inc.
6.345% due 02/15/2034		$921,000	907,497
Goldman Sachs Group, Inc.
4.25% due 08/04/2010	EUR	73,000	96,979
5.4744% due 07/02/2007 (b)		$65,000	65,005
6.60% due 01/15/2012		150,000	156,110
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	257,689
5.375% due 03/15/2017		255,000	248,519
HBOS PLC
5.92% due 09/29/2049 (b)		400,000	387,257
Hexion US Finance Corp.
9.75% due 11/15/2014		600,000	646,500
9.86% due 11/15/2014 (b)		150,000	156,750
Hospitality Properties Trust
5.625% due 03/15/2017		225,000	217,382
HSBC Finance Corp.
4.125% due 11/16/2009		150,000	145,480
5.00% due 06/30/2015		430,000	408,998
5.50% due 01/19/2016		440,000	431,553
HSBC USA, Inc.
4.625% due 04/01/2014		100,000	94,274
International Lease Finance Corp.
3.75% due 08/01/2007		160,000	159,573
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	70,000	93,615
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011		$225,000	224,583
iPayment Investors LP
12.75% due 07/15/2014 (b)		346,179	360,026
iPayment,Inc.
9.75% due 05/15/2014		475,000	488,062
Jefferies Group, Inc.
6.25% due 01/15/2036		260,000	249,953
John Deere Capital Corp, Series MTN
5.50% due 04/13/2017		310,000	305,100
John Deere Capital Corp.
3.90% due 01/15/2008		85,000	84,232

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		$195,000	$189,575
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		115,000	119,328
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	39,000	51,675
4.375% due 11/12/2019 (b)		150,000	195,088
JSG Funding PLC
7.75% due 04/01/2015		$275,000	282,562
9.625% due 10/01/2012		39,000	41,145
KAR Holdings, Inc.
10.00% due 05/01/2015		300,000	307,500
Legg Mason, Inc.
6.75% due 07/02/2008		165,000	166,978
Lehman Brothers Holdings Inc, Series EMTN
4.625% due 03/14/2019 (b)	EUR	150,000	195,356
Lehman Brothers Holdings, Inc., Series MTNG
3.95% due 11/10/2009		$325,000	315,099
Local TV Finance LLC
7.356% due 05/07/2013		250,000	251,145
9.25% due 06/15/2015		200,000	203,000
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)		200,000	194,064
MBNA America Bank NA, EMTN
4.625% due 08/03/2009		300,000	295,494
MBNA Europe Funding Plc, EMTN
4.50% due 01/23/2009	EUR	33,000	44,355
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	145,000	289,690
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016		$575,000	581,622
6.22% due 09/15/2026		250,000	250,645
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	68,000	90,112
Merrill Lynch & Company, Inc., Series CPI
4.33% due 03/02/2009 (b)		$150,000	143,862
Metropolitan Life Global Funding
5.125% due 11/09/2011		435,000	429,646
Mizuho Capital Investment 1, Ltd.
6.686% due 03/29/2049 (b)		126,000	127,133
Morgan Stanley
4.00% due 01/15/2010 (c)		300,000	289,746
Morgan Stanley, Series GMTN
5.125% due 11/30/2015 (c)	GBP	100,000	184,042
Morgan Stanley, Series MTN
6.25% due 08/09/2026 (c)		$100,000	101,925
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008		200,000	197,689
4.375% due 10/01/2010		100,000	96,887
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	55,000	70,857
Nell AF SARL
8.375% due 08/15/2015		$75,000	77,438
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		650,000	646,750

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Nexstar Finance, Inc.
7.00% due 01/15/2014		$275,000	$279,813
Nisource Finance Corp.
5.93% due 11/23/2009 (b)		140,000	140,196
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010		120,000	116,576
PNC Funding Corp.
4.20% due 03/10/2008		250,000	247,510
RBS Global, Inc.
9.50% due 08/01/2014		1,025,000	1,101,875
11.75% due 08/01/2016		100,000	112,750
Red Arrow International Leasing Plc
8.375% due 03/31/2012	RUB	1,988,742	79,900
Residential Capital Corp.
6.125% due 11/21/2008		$586,000	584,599
6.4569% due 04/17/2009 (b)		170,000	170,199
7.1869% due 04/17/2009 (b)		125,000	124,539
Residential Capital LLC
5.125% due 05/17/2012	EUR	150,000	194,826
Sally Holdings LLC
9.25% due 11/15/2014		$425,000	440,937
SLM Corp., Series CPI
4.30% due 04/01/2009 (b)		365,000	341,990
Sovereign Capital Trust VI
7.908% due 06/13/2036		245,000	269,581
Stallion Oilfield Finance Service Corp.
9.75% due 02/01/2015		375,000	391,875
Sun Life Financial Global Funding LP
5.60% due 10/06/2013 (b)		250,000	250,335
Torchmark Corp.
6.375% due 06/15/2016		230,000	238,038
Toyota Motor Credit Corp.
2.875% due 08/01/2008		235,000	228,193
UBS AG
4.50% due 09/16/2019	EUR	140,000	184,195
Univision Oomm Bank, Term Ba3
7.60% due 09/15/2014		$1,250,000	1,248,437
USI Holdings Corp.
9.23% due 11/15/2014		250,000	250,625
Yankee Acquisition Corp.
8.50% due 02/15/2015		475,000	485,687
9.75% due 12/15/2017		75,000	76,688

			36,089,948
Food & Beverages - 0.49%
Aramark Corp.
8.86% due 02/01/2015 (b)		875,000	902,344
B&G Foods Holding Corp.
8.00% due 10/01/2011		500,000	508,750
Del Monte Corp.
8.625% due 12/15/2012		325,000	341,250
General Mills, Inc.
3.875% due 11/30/2007		215,000	213,413
General Mills, Inc., MTN
6.378% due 10/15/2008		215,000	216,618

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
McCormick & Company, Inc.
5.20% due 12/15/2015	$430,000	$414,377
5.80% due 07/15/2011	130,000	131,278
McCormick & Company, Inc., MTN
3.35% due 04/15/2009	110,000	106,666
McDonald's Corp.
5.30% due 03/15/2017	205,000	199,048
Nutro Products, Inc.
9.37% due 10/15/2013 (b)	400,000	420,000
10.75% due 04/15/2014	375,000	429,375
Panamerican Beverages, Inc.
7.25% due 07/01/2009	35,000	35,986
PepsiAmericas, Inc.
4.875% due 01/15/2015	55,000	52,229
SABMiller PLC
6.20% due 07/01/2011	485,000	494,558
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008	125,000	127,216
William Wrigley Jr. Company
4.65% due 07/15/2015	60,000	56,172

		4,649,280
Forest Products - 0.01%
Weyerhaeuser Company
7.375% due 03/15/2032	115,000	119,222

Furniture & Fixtures - 0.05%
Sealy Mattress Company
8.25% due 06/15/2014	500,000	522,500

Gas & Pipeline Utilities - 0.39%
Aquila Canada Finance Corp.
7.75% due 06/15/2011	200,000	214,143
Atmos Energy Corp.
4.00% due 10/15/2009	230,000	221,781
5.95% due 10/15/2034	40,000	37,224
Boardwalk Pipelines LLC
5.50% due 02/01/2017	90,000	86,603
Colorado Interstate Gas Company
5.95% due 03/15/2015	150,000	148,862
Duke Capital LLC
7.50% due 10/01/2009	130,000	135,330
El Paso Natural Gas
5.95% due 04/15/2017	99,000	97,529
Kinder Morgan Finance Company, ULC
5.70% due 01/05/2016	480,000	452,242
Kinder Morgan, Inc.
6.50% due 09/01/2012	170,000	172,099
National Gas Company
6.05% due 01/15/2036	105,000	101,464
National Gas Co of Trinidad & Tobago Ltd,
Series REGS
6.05% due 01/15/2036	100,000	97,337
Northwest Pipeline Corp.
5.95% due 04/15/2017	65,000	64,187
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008	155,000	153,425

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Piedmont Natural Gas Company
6.00% due 12/19/2033	$15,000	$14,737
Praxair, Inc.
4.75% due 07/15/2007	85,000	84,953
5.20% due 03/15/2017	205,000	199,022
Roseton/Danskammer, Series A
7.27% due 11/08/2010	200,000	203,500
Southern California Gas Company
5.75% due 11/15/2035	230,000	223,872
Sunoco, Inc.
4.875% due 10/15/2014	30,000	28,092
5.75% due 01/15/2017	240,000	233,593
Williams Companies, Inc.
7.625% due 07/15/2019	50,000	54,875
7.75% due 06/15/2031	200,000	219,000
8.125% due 03/15/2012	250,000	272,187
8.75% due 03/15/2032	25,000	29,750
Williams Companies, Inc., Series A
7.50% due 01/15/2031	125,000	135,000

		3,680,807
Healthcare Products - 0.17%
Fresenius Medical Care Capital Trust
7.875% due 02/01/2008	280	282,450
7.875% due 06/15/2011	25,000	26,406
Invacare Corp.
9.75% due 02/15/2015	325,000	331,500
Medtronic, Inc., Series B
4.375% due 09/15/2010	145,000	140,696
4.75% due 09/15/2015	330,000	309,927
Universal Hospital Services, Inc.
8.759% due 06/01/2015 (b)	100,000	101,500
Universal Hospital Services, Inc.,PIK
8.50% due 06/01/2015	150,000	153,188
VWR International, Inc.
8.00% due 04/15/2014	225,000	242,156

		1,587,823
Healthcare Services - 0.47%
Cardinal Health, Inc.
3.50% due 10/02/2009	260,000	260,100
Centene Corp.
7.25% due 04/01/2014	225,000	227,250
Concentra Operating Corp.
9.125% due 06/01/2012	200,000	213,500
9.50% due 08/15/2010	325,000	341,250
CRC Health Corp.
10.75% due 02/01/2016	225,000	250,312
DaVita, Inc.
6.625% due 03/15/2013	275,000	276,375
7.25% due 03/15/2015	425,000	435,625
Iasis Healthcare Corp.
10.605% due 06/16/2011	500,000	502,295
Team Health, Inc.
11.25% due 12/01/2013	225,000	246,375
United Surgical Partners International Inc.
9.25% due 05/01/2017	225,000	232,594

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
UnitedHealth Group, Inc.
5.375% due 03/15/2016		$360,000	$350,762
US Oncology, Inc.
9.00% due 08/15/2012		25,000	26,125
10.75% due 08/15/2014		75,000	81,750
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	602,313
WellPoint, Inc.
4.25% due 12/15/2009		40,000	38,767
5.00% due 01/15/2011		395,000	387,891

			4,473,284
Holdings Companies/Conglomerates - 0.18%
ERP Operating LP
5.25% due 09/15/2014		190,000	185,161
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	62,000	87,281
6.95% due 08/01/2007		$100,000	100,152
Leucadia National Corp.
7.00% due 08/15/2013		415,000	416,556
Visant Corp.
7.625% due 10/01/2012		325,000	332,312
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		600,000	556,500

			1,677,962
Homebuilders - 0.22%
Centex Corp.
4.55% due 11/01/2010		150,000	143,440
5.45% due 08/15/2012		260,000	250,891
D.R. Horton, Inc.
6.50% due 04/15/2016		250,000	244,880
Hovnanian K Enterprises, Inc.
6.50% due 01/15/2014		150,000	141,000
7.75% due 05/15/2013		50,000	47,563
Lennar Corp., Series B
5.60% due 05/31/2015		395,000	373,306
5.95% due 10/17/2011		25,000	24,819
6.10% due 03/19/2009 (b)		70,000	70,000
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		60,000	56,079
Meritage Homes, Corp.
6.25% due 03/15/2015		275,000	259,188
NVR, Inc.
5.00% due 06/15/2010		115,000	112,112
Pulte Homes, Inc.
4.875% due 07/15/2009		70,000	68,770
5.20% due 02/15/2015		325,000	298,043
Ryland Group, Inc.
5.375% due 01/15/2015		20,000	18,470

			2,108,561
Hotels & Restaurants - 0.24%
American Casino & Entertainment Properties LLC
7.85% due 02/01/2012		400,000	417,000

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Buffalo Thunder Development Authority
9.375% due 12/15/2014		$250,000	$257,188
Harrah's Operating Company, Inc.
5.50% due 07/01/2010		505,000	496,162
O'Charleys, Inc.
9.00% due 11/01/2013		250,000	265,625
Poster Financial Group, Inc.
8.75% due 12/01/2011		400,000	420,000
Real Mex Restaurants, Inc.
10.00% due 04/01/2010		165,000	173,250
Restaurant Company
10.00% due 10/01/2013		275,000	266,750

			2,295,975
Household Appliances - 0.01%
Whirlpool Corp.
6.125% due 06/15/2011		140,000	141,560
Household Products - 0.06%
Simmons Bedding Company
zero coupon, Step up to 10.00% on
12/15/2009 due 12/15/2014		350,000	298,375
7.875% due 01/15/2014		250,000	255,000

			553,375
Industrial Machinery - 0.11%
Baldor Electric Company
8.625% due 02/15/2017		550,000	591,250
Neff Corp.
11.25% due 06/15/2012		375,000	435,000

			1,026,250
Insurance - 0.51%
Ace INA Holdings, Inc.
5.70% due 02/15/2017		240,000	236,940
5.875% due 06/15/2014		150,000	150,785
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	49,000	97,313
ASIF II, EMTN
5.625% due 02/01/2012		49,000	95,033
Cincinnati Financial Corp.
6.92% due 05/15/2028		$150,000	161,100
Genworth Financial, Inc.
5.75% due 06/15/2014		380,000	382,217
6.15% due 11/15/2066 (b)		156,000	150,883
Highmark, Inc.
6.80% due 08/15/2013		225,000	233,808
Lincoln National Corp.
6.05% due 04/20/2067 (b)		145,000	140,881
MassMutual Global Funding II
3.25% due 06/15/2007		140,000	139,917
MetLife, Inc.
6.40% due 12/15/2036 (b)		260,000	248,889
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	39,000	53,026
Nationwide Mutual Insurance Company
6.60% due 04/15/2034		$135,000	130,384

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
New York Life Global Funding
4.625% due 08/16/2010		$235,000	$230,902
New York Life Global Funding, Series EMTN
4.375% due 01/19/2017	EUR	100,000	130,239
NLV Financial Corp.
7.50% due 08/15/2033		$285,000	311,651
Ohio National Financial Services, Inc.
6.35% due 04/01/2013		15,000	15,372
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	89,000	166,791
5.50% due 05/14/2009	EUR	39,000	53,246
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	178,034
Principal Life Global Funding I
5.25% due 01/15/2013		190,000	186,824
Principal Life Income Funding Trusts
5.20% due 11/15/2010		40,000	39,906
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	39,000	52,222
Prudential Funding LLC, MTN
6.60% due 05/15/2008		$150,000	151,375
RLI Corp.
5.95% due 01/15/2014		20,000	19,537
Security Benefit Life Insurance Company
7.45% due 10/01/2033		95,000	103,682
The Travelers Companies, Inc.
6.25% due 03/15/2037 (b)		260,000	254,547
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		170,000	167,303
Travelers Property Casualty Corp.
3.75% due 03/15/2008		40,000	39,391

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	49,000	95,257
USI Holdings Corp.
9.75% due 05/15/2015		$225,000	227,812
Willis North America, Inc.
6.20% due 03/28/2017		195,000	194,130

			4,839,397
International Oil - 0.48%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033		75,000	74,574
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034		1,030,000	1,324,889
Newfield Exploration Company
6.625% due 09/01/2014		35,000	35,175
Pemex Project Funding Master Trust
5.75% due 12/15/2015		265,000	266,590
6.625% due 06/15/2035		874,000	926,440
6.6549% due 06/15/2010 (b)		395,000	406,850
8.625% due 02/01/2022		175,000	220,500
Petro-Canada
5.95% due 05/15/2035		265,000	248,743
Petroleos de Venezuela SA
5.25% due 04/12/2017		600,000	490,500

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
International Oil (continued)
PF Export Receivables Master Trust
6.436% due 06/01/2015		$66,572	$68,819
XTO Energy, Inc.
5.65% due 04/01/2016		200,000	196,715
YPF SA, MTN, Series C
10.00% due 11/02/2028		220,000	282,150

			4,541,945

Investment Companies - 0.06%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	66,000	93,189
Credit Suisse Guernsey Ltd
5.86% due 05/29/2049 (b)		$290,000	284,401
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011		180,000	178,674

			556,264

Leisure Time - 0.54%
AMC Entertainment, Inc.
8.00% due 03/01/2014		25,000	25,687
11.00% due 02/01/2016		300,000	342,375
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010		200,000	210,000
Casino Guichard Perrachon SA, Series EMTN
6.00% due 02/27/2012	EUR	100,000	139,543
Chukchansi Economic Development Authority
8.8769% due 11/15/2012 (b)		$150,000	153,375
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014 (b)		725,000	669,719
Festival Fun Parks LLC
10.875% due 04/15/2014		100,000	102,250
Fontainebleau Las Vegas Holdings LLC /
Fontainebleau Las Vegas Capital Corp.
10.25% due 06/15/2015		325,000	334,750
International Speedway Corp.
4.20% due 04/15/2009		90,000	87,585
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014		175,000	182,000
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	40,337
MGM Mirage, Inc.
8.50% due 09/15/2010		$325,000	346,125
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012		100,000	105,750
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012		125,000	130,156
Pokagon Gaming Authority
10.375% due 06/15/2014		650,000	731,250
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	102,214
Speedway Motorsports, Inc.
6.75% due 06/01/2013		360,000	359,100
Town Sports Bank, Term Ba2
7.125% due 03/01/2014		250,000	250,312
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015		325,000	332,719

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Wimar Opco LLC
9.625% due 12/15/2014		$500,000	$505,000

			5,150,247
Manufacturing - 0.27%
3M Company, MTN
5.125% due 11/06/2009		95,000	94,844
5.70% due 03/15/2037		225,000	219,632
Clarke American Corp.
10.105% due 05/15/2015		250,000	251,250
General Dynamics Corp.
4.50% due 08/15/2010		150,000	146,685
Koppers Holdings, Inc.
zero coupon, Step up to 9.875% on
11/15/2009 due 11/15/2014		650,000	568,750
Koppers, Inc.
9.875% due 10/15/2013		100,000	108,750
Rafaella Apparel Group, Inc., Series B
11.25% due 06/15/2011		268,000	273,360
Sanmina Sci Corp., Ba2
3.67% due 01/31/2008		300,000	301,314
Stewart & Stevenson LLC
10.00% due 07/15/2014		375,000	395,625
Susser Holdings LLC
10.625% due 12/15/2013		142,000	156,200
Tyco International Group SA, EMTN
5.50% due 11/19/2008	EUR	10,000	13,584

			2,529,994
Medical-Hospitals - 0.34%
Community Health Systems, Inc.
6.50% due 12/15/2012		$275,000	284,969
Genesis Healthcare Corp.
8.00% due 10/15/2013		400,000	425,500
HCA, Inc.
8.75% due 09/01/2010		650,000	690,625
9.25% due 11/15/2016		1,175,000	1,288,094
9.625% due 11/15/2016		125,000	137,812
Triad Hospitals, Inc.
7.00% due 11/15/2013		400,000	419,000

			3,246,000
Metal & Metal Products - 0.13%
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015		500,000	505,000
Hawk Corp.
8.75% due 11/01/2014		331,000	340,930
Steel Dynamics, Inc.
6.75% due 04/01/2015		415,000	410,850

			1,256,780
Mining - 0.50%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		525,000	566,344
8.375% due 04/01/2017		2,405,000	2,627,462
Freeport-McMoRan Copper & Gold, Inc., Term Ba2
7.00% due 03/19/2014		750,000	749,378

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Placer Dome, Inc.
6.45% due 10/15/2035	$315,000	$315,580
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008	140,000	135,108
Vale Overseas, Ltd.
6.25% due 01/23/2017	385,000	387,398

		4,781,270
Office Furnishings & Supplies - 0.11%
ACCO Brands Corp.
7.625% due 08/15/2015	200,000	203,000
IKON Office Solutions, Inc.
7.75% due 09/15/2015	300,000	312,750
Interface, Inc.
9.50% due 02/01/2014	25,000	27,250
10.375% due 02/01/2010	300,000	330,000
Staples, Inc.
7.125% due 08/15/2007	200,000	200,489

		1,073,489
Paper - 0.56%
Abitibi-Consolidated, Inc.
8.375% due 04/01/2015	100,000	89,000
8.55% due 08/01/2010	200,000	191,000
Boise Cascade LLC
7.125% due 10/15/2014	485,000	485,000
Bowater Canada Finance Corp.
7.95% due 11/15/2011	75,000	72,281
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	80,000	76,509
8.625% due 08/15/2010	220,000	238,488
Domtar, Inc.
5.375% due 12/01/2013	175,000	162,531
7.125% due 08/15/2015	450,000	452,813
9.50% due 08/01/2016	50,000	56,000
Domtar, Inc., Term Ba1
1.00% due 03/05/2014	250,000	249,688
Georgia-Pacific Corp.
7.00% due 01/15/2015	275,000	273,625
7.125% due 01/15/2017	650,000	648,375
8.125% due 05/15/2011	300,000	312,750
Jefferson Smurfit Corp.
8.25% due 10/01/2012	200,000	204,500
NewPage Corp.
10.00% due 05/01/2012	25,000	27,437
11.6063% due 05/01/2012 (b)	175,000	194,469
12.00% due 05/01/2013	175,000	194,250
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	325,000	306,719
Quebecor World, Inc.
9.75% due 01/15/2015	250,000	265,000
Verso Paper Holdings LLC
9.125% due 08/01/2014	350,000	371,000
9.25% due 08/01/2014	75,000	77,250
11.375% due 08/01/2016	400,000	428,000

		5,376,685

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Petroleum Services - 0.19%
BP Canada Finance Company
3.375% due 10/31/2007		$60,000	$59,504
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		100,000	104,625
7.75% due 05/15/2017		475,000	501,125
Gaz Capital for Gazprom, Series EMTN
4.56% due 12/09/2012	EUR	150,000	195,754
Halliburton Company
5.50% due 10/15/2010		$375,000	375,598
Hanover Compressor Company
7.50% due 04/15/2013		300,000	309,000
9.00% due 06/01/2014		100,000	107,750
Premcor Refining Group, Inc.
6.75% due 02/01/2011		120,000	124,502

			1,777,858
Pharmaceuticals - 0.15%
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	65,000	86,235
Eli Lilly & Company
5.55% due 03/15/2037		$205,000	193,387
Hospira, Inc.
4.95% due 06/15/2009		80,000	78,886
Omnicare, Inc.
6.75% due 12/15/2013		350,000	344,750
6.875% due 12/15/2015		375,000	369,375
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		200,000	194,473
Warner Chilcott Corp.
8.75% due 02/01/2015		130,000	137,963

			1,405,069
Plastics - 0.03%
Covalence Specialty Materials Corp.
10.25% due 03/01/2016		250,000	256,250
Publishing - 0.38%
Dex Media East LLC
12.125% due 11/15/2012		100,000	108,500
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013		25,000	23,500
Haights Cross Operating Company
11.75% due 08/15/2011		300,000	319,500
Idearc, Inc.
8.00% due 11/15/2016		1,505,000	1,557,675
Medianews Group, Inc.
6.375% due 04/01/2014		175,000	154,875
6.875% due 10/01/2013		275,000	253,000
Morris Publishing Group LLC
7.00% due 08/01/2013		375,000	346,406
Penton Media Bank, Term B1
7.61% due 02/01/2013		250,000	251,250
Quebecor World Capital Corp.
6.125% due 11/15/2013		300,000	282,000
Sun Media Corp.
7.625% due 02/15/2013		325,000	335,563

			3,632,269

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment - 0.12%
American Railcar Industries, Inc.
7.50% due 03/01/2014	$425,000	$438,813
Canadian National Railway Company
6.25% due 08/01/2034	64,000	64,876
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	125,000	135,000
Norfolk Southern Corp.
5.59% due 05/17/2025	30,000	27,517
6.00% due 04/30/2008	240,000	240,944
7.25% due 02/15/2031	35,000	38,249
Union Pacific Corp.
3.875% due 02/15/2009	125,000	121,827
5.75% due 10/15/2007	85,000	85,063

		1,152,289
Real Estate - 0.55%
AMB Property LP, MTN
5.90% due 08/15/2013	45,000	45,459
Archstone-Smith Operating Trust, REIT
5.25% due 05/01/2015	180,000	174,822
5.625% due 08/15/2014	15,000	15,018
AvalonBay Communities, Inc., MTN
6.625% due 09/15/2011	265,000	275,870
AvalonBay Communities, Inc., REIT
4.95% due 03/15/2013	60,000	57,864
6.125% due 11/01/2012	185,000	189,277
BF Saul, REIT
7.50% due 03/01/2014	150,000	151,500
Camden Property Trust, REIT
4.375% due 01/15/2010	90,000	87,430
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	30,000	29,189
Federal Realty Investment Trust
6.00% due 07/15/2012	135,000	136,682
Felcor Lodging LP, REIT
9.00% due 06/01/2011	250,000	266,875
Host Marriott LP, REIT
6.375% due 03/15/2015	75,000	74,719
7.125% due 11/01/2013	250,000	256,250
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	1,525,000	1,545,969
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	60,000	56,699
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	210,000	204,311
Regency Centers LP, REIT
5.875% due 06/15/2017	120,000	119,674
Residential Capital LLC
6.50% due 06/01/2012	255,000	253,600
Simon Property Group LP, REIT
4.60% due 06/15/2010	235,000	228,942
5.75% due 12/01/2015	340,000	341,356
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	700,000	707,000

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Vornado Realty LP, REIT
4.50% due 08/15/2009	$35,000	$34,190

		5,252,696
Retail - 0.30%
Bon-Ton Stores, Inc.
10.25% due 03/15/2014	425,000	448,375
Costco Wholesale Corp.
5.30% due 03/15/2012	200,000	198,807
Federated Retail Holdings, Inc.
5.35% due 03/15/2012	135,000	132,813
Ferrellgas Escrow LLC
6.75% due 05/01/2014	125,000	124,062
Home Depot, Inc.
3.75% due 09/15/2009	115,000	110,833
5.20% due 03/01/2011	155,000	153,382
5.40% due 03/01/2016	220,000	211,825
JC Penney Company, Inc.
7.375% due 08/15/2008	100,000	101,653
Leslie's Poolmart
7.75% due 02/01/2013	350,000	355,250
Sunstate Equipment Company LLC
10.50% due 04/01/2013	400,000	430,000
Target Corp
5.875% due 07/15/2016	405,000	410,816
Target Corp.
7.50% due 08/15/2010	150,000	159,165

		2,836,981
Retail Grocery - 0.12%
Couche-Tard US LP
7.50% due 12/15/2013	450,000	465,750
Pathmark Stores, Inc.
8.75% due 02/01/2012	50,000	51,625
Safeway, Inc.
4.125% due 11/01/2008	65,000	63,850
The Kroger Company
7.80% due 08/15/2007	110,000	110,483
8.05% due 02/01/2010	430,000	454,359

		1,146,067
Retail Trade - 0.30%
American Greetings Corp.
7.375% due 06/01/2016	100,000	102,125
Fortune Brands, Inc.
5.125% due 01/15/2011	70,000	68,554
FTD, Inc.
7.75% due 02/15/2014	250,000	250,625
GSC Holdings Corp.
8.00% due 10/01/2012	775,000	825,375
J.C. Penney Company, Inc.
9.00% due 08/01/2012	400,000	456,701
May Department Stores Company
3.95% due 07/15/2007	125,000	124,742
Payless Shoesource, Inc.
8.25% due 08/01/2013	25,000	25,750
The Pantry, Inc.
7.75% due 02/15/2014	375,000	376,875

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail Trade (continued)
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	154,000	$288,065
5.25% due 09/01/2035		$235,000	209,676
6.875% due 08/10/2009		155,000	159,858

			2,888,346
Sanitary Services - 0.14%
Allied Waste North America, Inc.
6.875% due 06/01/2017		300,000	305,625
7.875% due 04/15/2013		225,000	235,125
Allied Waste North America, Inc., Series B
9.25% due 09/01/2012		50,000	52,625
Casella Waste Systems, Inc.
9.75% due 02/01/2013		625,000	662,500
Oakmont Asset Trust
4.514% due 12/22/2008		20,000	19,569
Waste Management, Inc.
7.375% due 05/15/2029		15,000	15,922

			1,291,366
Semiconductors - 0.54%
Avago Technologies Finance
10.125% due 12/01/2013		375,000	408,750
Conexant Systems, Inc.
4.00% due 03/01/2026		175,000	152,122
Flextronics International, Ltd.
6.25% due 11/15/2014		175,000	169,312
Freescale Semiconductor, Inc.
9.245% due 12/15/2014		650,000	650,813
10.125% due 12/15/2016		650,000	651,625
Freescale Semiconductor, Inc., Term Baa3
7.369% due 12/15/2014		997,500	997,849
NXP BV/NXP Funding LLC
8.118% due 10/15/2013 (b)		500,000	515,000
9.50% due 10/15/2015		650,000	672,750
Spansion LLC
11.25% due 01/15/2016		275,000	290,125
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		100,000	102,500
7.50% due 07/19/2010		500,000	522,500

			5,133,346
Software - 0.13%
Oracle Corp.
5.00% due 01/15/2011		480,000	474,133
Serena Software, Inc.
10.375% due 03/15/2016		125,000	136,563
SS&C Technologies, Inc.
11.75% due 12/01/2013		100,000	113,000
UGS Capital Corp. II, PIK
10.348% due 06/01/2011 (b)		498,968	512,690

			1,236,386
Steel - 0.09%
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	158,625
Metals USA Holdings Corp.
11.356% due 01/15/2012 (b)		300,000	297,375

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Steel (continued)
Metals USA, Inc.
11.125% due 12/01/2015		$100,000	$112,250
Tube City IMS Corp.
9.75% due 02/01/2015		275,000	288,750

			857,000
Supranational - 0.09%
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	860,256
Telecommunications Equipment &
Services - 1.10%
Citizens Communications Company
7.125% due 03/15/2019		$1,075,000	1,069,625
9.00% due 08/15/2031		1,075,000	1,163,688
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		85,000	83,424
Dycom Industries, Inc.
8.125% due 10/15/2015		275,000	288,750
France Telecom SA
7.75% due 03/01/2011		520,000	558,827
GCI, Inc.
7.25% due 02/15/2014		425,000	422,875
Hellas Telecommunications II
11.115% due 01/15/2015 (b)		425,000	440,938
Insight Midwest LP
9.75% due 10/01/2009		52,000	52,650
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013		225,000	233,719
iPCS, Inc.
7.48% due 05/01/2013 (b)		325,000	325,812
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	83,846
6.00% due 03/15/2010		88,000	84,040
9.25% due 11/01/2014		650,000	678,438
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	764,156
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		400,000	423,500
Orascom Telecom Finance SCA, Series REGS
7.875% due 02/08/2014		110,000	108,894
PanAmSat Corp.
9.00% due 08/15/2014		400,000	432,000
SBC Communications, Inc.
5.625% due 06/15/2016		630,000	623,541
6.45% due 06/15/2034		405,000	409,403
Suncom Wireless, Inc.
8.50% due 06/01/2013		325,000	339,625
Syniverse Technologies, Inc., Series B
7.75% due 08/15/2013		50,000	49,063
Telus Corp.
7.50% due 06/01/2007		110,000	110,000
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014		225,000	241,594
Verizon Global Funding Corp.
7.25% due 12/01/2010		110,000	116,381
7.75% due 12/01/2030		265,000	302,339

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Wind Acquisition Finance SA
10.75% due 12/01/2015		$450,000	$527,063
Wind Acquisition Finance SA, Term B
3.40% due 12/07/2011		500,000	511,250
Windstream Corp
7.00% due 03/15/2019		50,000	49,812

			10,495,253
Telephone - 1.19%
AT&T Corp.
7.3 due 11/15/2011 (b)		50,000	53,567
AT&T, Inc.
5.30% due 11/15/2010		395,000	392,916
5.57% due 11/14/2008 (b)		100,000	100,302
BellSouth Corp.
5.485% due 11/15/2007 (b)		110,000	110,060
CenturyTel, Inc.
6.00% due 04/01/2017		132,000	129,761
France Telecom SA, Series EMTN
7.25% due 01/28/2013	EUR	80,000	119,820
Nordic Telephone Company Holdings
8.25% due 05/01/2016		100,000	147,305
8.875% due 05/01/2016		$1,150,000	1,236,250
Qwest Corp.
6.50% due 06/01/2017		500,000	492,500
7.50% due 10/01/2014		1,100,000	1,157,750
7.875% due 09/01/2011		250,000	264,375
8.6049% due 06/15/2013 (b)		125,000	136,250
8.875% due 03/15/2012		575,000	631,062
Sprint Capital Corp.
6.875% due 11/15/2028		237,000	231,285
6.90% due 05/01/2019		560,000	565,290
7.625% due 01/30/2011		120,000	127,067
8.375% due 03/15/2012		150,000	164,398
Telecom Italia Capital SA
4.00% due 01/15/2010		150,000	144,402
5.25% due 11/15/2013		830,000	801,306
Telecom Italia Finance SA, EMTN
5.875% due 01/24/2008	EUR	14,000	18,977
6.875% due 01/24/2013		260,000	379,597
7.25 due 04/20/2011		50,000	72,751
Telefonica Emisones SAU
5.984% due 06/20/2011		$185,000	187,406
6.421% due 06/20/2016		420,000	433,014
Telefonica Europe BV, EMTN
5.125% due 02/14/2013	EUR	100,000	135,751
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$120,000	118,217
4.75% due 01/27/2010		155,000	152,094
5.50% due 01/27/2015		350,000	343,943
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		225,000	241,230
Windstream Corp.
8.625% due 08/01/2016		2,085,000	2,277,862

			11,366,508

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Tires & Rubber - 0.19%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		$500,000	$470,000
Goodyear Tire & Rubber Company
8.675% due 12/01/2011		750,000	810,000
9.14% due 12/01/2009 (b)		575,000	576,437

			1,856,437
Tobacco - 0.03%
Imperial Tobacco Finance PLC, EMTN
6.875% due 06/13/2012	GBP	49,000	99,292
Reynolds American, Inc.
6.50% due 07/15/2010		$45,000	45,980
7.25% due 06/01/2013		175,000	183,665

			328,937
Toys, Amusements & Sporting Goods - 0.04%
K2, Inc.
7.375% due 07/01/2014		410,000	429,987
Transportation - 0.33%
Bombardier, Inc.
6.30% due 05/01/2014		350,000	341,250
6.75% due 05/01/2012		425,000	428,719
7.45% due 05/01/2034		375,000	369,375
Bristow Group, Inc.
6.125% due 06/15/2013		425,000	411,187
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		268,000	263,661
6.15% due 05/01/2037		436,000	428,379
CHC Helicopter Corp.
7.375% due 05/01/2014		350,000	343,875
FedEx Corp.
5.50% due 08/15/2009		215,000	215,073
Mobile Services Group, Inc.
9.75% due 08/01/2014		325,000	348,563

			3,150,082
Travel Services - 0.04%
TDS Investor Corp.
9.994% due 09/01/2014		75,000	77,812
Travelport, Inc.
11.875% due 09/01/2016		300,000	338,250

			416,062
Utility Service - 0.07%
Public Service Company of New Mexico
4.40% due 09/15/2008		210,000	206,650
Public Service Electric & Gas Company
5.70% due 12/01/2036		355,000	339,173
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	50,000	67,144
5.875% due 02/01/2012		30,000	42,017

			654,984

TOTAL CORPORATE BONDS (Cost $255,410,023)			$259,325,602

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN BONDS - 0.02%
Netherlands - 0.01%
Cemex Finance Europe BV
4.75% due 03/05/2014	EUR	50,000	$65,046

TOTAL FOREIGN BONDS (Cost $194,149)			$192,121

CONVERTIBLE BONDS - 0.12%
Insurance - 0.01%
Fortis Insurance NV
7.75% due 01/26/2008		$25,000	37,289

Telecommunications Equipment &
Services - 0.11%
Nortel Networks Ltd.
10.125% due 07/15/2013		75,000	83,625
Nortel Networks, Ltd.
2.125% due 04/15/2014		238,000	246,209
9.6056% due 07/15/2011 (b)		700,000	754,250

			1,084,084

TOTAL CONVERTIBLE BONDS (Cost $1,061,923)			$1,121,373

MUNICIPAL BONDS - 0.06%
California - 0.02%
State of California
5.25% due 04/01/2034		100,000	108,387
5.50% due 11/01/2033		100,000	107,696

			216,083

Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034		120,000	116,603

New York - 0.02%
New York City Housing Development Corp.
6.42% due 11/01/2027		155,000	157,543

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027		60,000	61,794

TOTAL MUNICIPAL BONDS (Cost $550,133)			$552,023

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.41%
Federal Home Loan Mortgage Corp., Series
2003-32, Class PG
5.00% due 10/25/2027		350,000	343,948
American Tower Trust, Series 2007-1A, Class D
5.956% due 04/15/2037		350,000	345,590
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036		83,427	80,424
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036		796,000	762,167
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.1071% due 02/25/2034 (b)		260,068	257,090

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.1966% due 05/25/2034 (b)	$119,084	$117,612
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.748% due 09/25/2034 (b)	261,857	259,828
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.892% due 10/25/2034 (b)	128,538	126,352
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0875% due 11/25/2035 (b)	475,715	469,548
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2676% due 11/25/2035 (b)	243,221	239,335
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	100,000	100,544
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	320,000	309,747
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	578,000	543,854
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/15/2042	129,396	127,148
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	462,000	445,669
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	431,041	422,518
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	36,344	35,980
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	188,522	188,725
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.7111% due 09/11/2038 (b)	1,900,000	1,917,822
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	500,000	492,109
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	853,946	847,753
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.046% due 07/15/2044	254,569	252,609
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3996% due 07/15/2044 (b)	500,000	490,043
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	650,000	638,574

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class A1
4.235% due 05/10/2043	$27,872	$27,800
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	273,737	269,425
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	946,689	932,742
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	317,223	315,292
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	546,549
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	615,683	633,333
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	5,320	5,316
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	329,692	322,759
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	263,336	25,350
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	77,937	7,335
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	187,363	7,815
Federal Home Loan Mortgage Corp., Series
2003-2631, Class LI
4.50% IO due 06/15/2011	21,005	88
Federal Home Loan Mortgage Corp., Series
2003-2631, Class MV
4.00% due 01/15/2022	104,739	104,191
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	255,000	252,149
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	847,000	843,315
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	276,589	276,215
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	149,000	148,293
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	318,000	316,190
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	400,000	393,337

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	$106,000	$104,145
Federal Home Loan Mortgage Corp., Series
2005-46, Class CN
5.00% due 01/25/2020	313,000	308,241
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	510,136	509,576
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	252,548	255,867
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	200,000	201,190
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	382,990	385,476
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	1,136,053	1,156,283
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	185,440	187,415
Federal Home Loan Mortgage Corp., Stated Final,
Series 2004-SF4, Class C
3.32% due 12/15/2011	64,000	61,443
Federal Home Loan Mortgage Corp.,
Stated Final, Series 2004-SF4, Class B
2.37% due 12/15/2009	61,066	60,485
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	10,875	8,411
Federal National Mortgage Association Interest
Strip, Series 2002-319, Class 2
6.50% IO due 02/01/2032	41,083	10,753
Federal National Mortgage Association, Series
1993-8, Class L
9.00% due 01/25/2008	1,638	1,646
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	508,364	505,404
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	199,994	199,684
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	55,860	3,722
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	288,706	284,604
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	80,926	78,816
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	411,000	415,235

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	$450,380	$448,710
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	465,000	480,423
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	464,559	461,256
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	322,000	327,379
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	52,128	52,987
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	39,439	32,282
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	345,050	354,042
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	307,265	315,828
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	401,000	398,660
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	67,000	61,360
Government National Mortgage Association, Series
2004-1, Class 1
zero coupon PO due 07/20/2034	267,708	198,447
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	56,000	53,774
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	688,000	690,817
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	131,279
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A2
3.835% due 06/10/2036	50,136	49,912
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	175,000	172,251
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	1,680,000	1,636,645
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	146,000	140,240
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 10/10/2011	322,117	320,531

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	$1,189,489	$1,199,529

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	277,779	283,757

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class A1
4.613% due 10/15/2042	15,973	15,832

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	621,000	598,198

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,740,000	1,719,310

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.317% due 12/12/2043	218,262	217,452

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	282,819	281,063
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636% due 11/15/2027	636,959	624,939
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,360,000	1,312,593
LB-UBS Commercial Mortgage Trust,
Series 2004-C4, Class A2
4.567% due 06/15/2029 (b)	707,000	696,703
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	548,000	519,586
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	274,629	272,998
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	2,017,500	1,953,035
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.983% due 08/12/2041	485,000	493,791
Morgan Stanley Dean Witter
Capita I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	43,357	43,258
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	366,000	372,391
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	216,374	217,877
Vendee Mortgage Trust, Series 1996-3, Class 4
9.6087% due 03/15/2025 (b)	13,118	13,895

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	$1,075,000	$1,067,500
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.7995% due 01/25/2034 (b)	602,393	584,861
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5455% due 03/25/2035 (b)	448,254	438,775
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9399% due 03/25/2035 (b)	262,800	258,033
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0394% due 09/25/2036 (b)	1,545,413	1,549,332
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.702% due 10/25/2036 (b)	1,021,221	1,018,274

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $42,348,239)		$42,060,684

ASSET BACKED SECURITIES - 1.72%
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013	350,000	346,773
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	795,000	797,250
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	64,570	64,610
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	339,230
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013	140,000	138,317
Capital Auto Receivables Asset Trust,
Series 2004-1, Class A4
2.64% due 11/17/2008	123,112	122,507
Capital Auto Receivables Asset Trust,
Series 2004-1, Class CTFS
2.84% due 09/15/2010	149,000	148,201
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010	275,000	274,461
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.46% due 03/20/2010	1,575,000	1,571,309
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
5.43% due 03/20/2010 (b)	325,000	325,048
Capital One Prime Auto Receivables Trust,
Series 2006-1, Class A4
5.01% due 11/15/2011	260,000	258,390

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599% due 09/25/2031	$28,275	$27,662
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-4, Class 2A1
6.06% due 10/25/2032 (b)	18,895	18,905
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2003-3, Class 1A6
3.717% due 10/25/2014	226,366	214,959
CNH Equipment Trust, Series 2003-B, Class A4B
3.38% due 02/15/2011	136,964	135,918
CNH Equipment Trust, Series 2007-A, Class A3
4.98% due 10/15/2010	325,000	322,816
CNH Equipment Trust, Series 2007-A, Class B
5.08% due 06/16/2014	295,000	291,736
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	450,000	471,797
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/17/2012	340,000	338,725
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014	337,000	331,787
Harley-Davidson Motorcycle Trust,
Series 2003-3, Class A2
2.76% due 05/15/2011	47,905	47,481
Harley-Davidson Motorcycle Trust,
Series 2003-4, Class A2
2.69% due 04/15/2011	57,057	55,844
Honda Auto Receivables Owner Trust,
Series 2003-5, Class A4
2.96% due 04/20/2009	109,374	108,862
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.13% due 03/18/2011	450,000	448,242
Household Affinity Credit Card Master Note Trust I,
Series 2003-1, Class A
5.44% due 02/15/2010 (b)	106,000	106,097
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 05/17/2013	220,000	220,727
Hyundai Auto Receivables Trust,
Series 2003-A, Class A4
3.02% due 10/15/2010	81,038	79,855
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 06/25/2014	515,000	513,435
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	50,000	49,129
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	250,000	250,140

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014	$240,000	$238,641
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	140,000	138,873
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028	803,435	806,696
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028	26,560	26,668
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028	308,381	305,911
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	1,150,000	1,113,594
Nissan Auto Receivables Owner Trust,
Series 2004-A, Class A4
2.76% due 07/15/2009	200,956	198,266
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	250,000	246,499
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	523,764
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	447,000	461,317
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	111,000	112,778
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	281,000	296,208
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	334,000	337,242
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033	33,466	32,413
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015	7,091	7,187
Susquehanna Auto Lease Trust,
Series 2006-1, Class A3
5.21% due 03/16/2009	200,000	199,635
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	300,000	299,859
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	500,000	501,034
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011	150,000	147,455

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011		$245,000	$245,529
Volkswagen Auto Loan Enhanced Trust,
Series 2007-1, Class A3
5.20% due 01/20/2010		475,000	474,480
Wachovia Auto Loan Owner Trust 2006-1, Series
2007-1, Class A3A
5.29% due 04/20/2012		350,000	349,975
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	225,284
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015		700,000	697,445

TOTAL ASSET BACKED SECURITIES
(Cost $16,452,791)			$16,406,966

SUPRANATIONAL OBLIGATIONS - 0.07%
Supranational - 0.07%
Eurofima, EMTN
6.50% due 08/22/2011	AUD	515,000	425,353
European Investment Bank, Series EMTN
8.00% due 10/21/2013	ZAR	1,650,000	222,942

			648,295

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $627,407)			$648,295

SHORT TERM INVESTMENTS - 8.42%
Egypt Treasury Bills, Series 364
8.805% due 11/20/2007	EGP	600,000	$100,981
Egypt Treasury Bills, Series 364
zero coupon due 03/18/2008		1,000,000	164,369
John Hancock Cash Investment Trust (c)		$3,512,536	3,512,536
Malaysia Treasury Bill, Series 364
1.00% due 07/13/2007	MYR	210,000	61,563
3.373% due 06/29/2007		1,180,000	346,301
3.383% due 07/13/2007		980,000	287,224
T. Rowe Price Reserve Investment
Fund (c)		$75,867,126	75,867,126

TOTAL SHORT TERM INVESTMENTS
(Cost $80,316,900)			$80,340,100

REPURCHASE AGREEMENTS - 0.56%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$5,356,684 on 06/01/2007,
collateralized by $5,635,000
Federal Home Loan Mortgage
Corp., 4.65% due 10/10/2013
(valued at $5,465,950, including
interest)		$5,356,000	$5,356,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,356,000)			$5,356,000

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Spectrum Income Fund)
(Cost $953,329,015) - 103.67%		$988,781,242
Liabilities in Excess of Other Assets - (3.67)%		(35,008,391)

TOTAL NET ASSETS - 100.00%		$953,772,851

Strategic Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 4.14%
Treasury Inflation Protected
Securities (d) - 1.63%
1.875% due 07/15/2015	$908,290	$866,920
2.00% due 01/15/2016 to 01/15/2026	858,502	807,896
2.375% due 01/15/2017 to 01/15/2027	4,255,198	4,162,765
2.50% due 07/15/2016	670,916	670,759
3.875% due 01/15/2009 to 04/15/2029	774,609	919,920

		7,428,260
U.S. Treasury Bonds - 0.61%
4.50% due 02/15/2036	210,000	193,315
4.75% due 02/15/2037	1,950,000	1,870,629
6.125% due 08/15/2029 ****	350,000	398,316
7.125% due 02/15/2023	280,000	340,485

		2,802,745
U.S. Treasury Notes - 1.90%
4.50% due 03/31/2012 to 04/30/2012	7,020,000	6,910,860
4.625% due 12/31/2011	540,000	534,769
4.75% due 02/15/2010	1,250,000	1,245,605
5.125% due 05/15/2016	4,000	4,062

		8,695,296

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,186,976)		$18,926,301

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.58%
Federal Home Loan Bank - 0.16%
5.40% due 01/02/2009	730,000	729,341

Federal Home Loan Mortgage Corp. - 0.06%
5.125% due 04/18/2011	280,000	279,637
8.00% due 05/01/2010	3,403	3,482
8.50% due 05/01/2008	1,324	1,346

		284,465
Federal National Mortgage
Association - 21.91%
5.00% TBA **	31,330,000	29,812,437
5.50% due 04/01/2036	2,984,097	2,898,770
5.50% TBA **	44,070,000	43,231,137
5.625% due 05/19/2011	1,220,000	1,224,613
5.916% due 11/01/2035	301,448	312,808
6.00% TBA **	14,350,000	14,331,344
6.50% due 10/01/2032 to 05/01/2037	6,887,967	7,002,866
6.50% TBA **	1,100,000	1,116,562
7.50% due 07/01/2030 to 02/01/2031	54,011	56,459
8.00% due 07/01/2027 to 08/01/2027	41,395	43,814
8.80% due 01/25/2019	30,142	31,999
10.40% due 04/25/2019	9,897	10,543

		100,073,352

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association - 3.45%
5.00% due 06/15/2033 to 08/15/2035		$3,066,210	$2,947,205
6.00% TBA **		9,500,000	9,545,273
6.50% TBA **		3,200,000	3,272,998
7.50% due 04/15/2022 to 10/15/2027		13,938	14,624

			15,780,100

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $117,531,520)			$116,867,258

FOREIGN GOVERNMENT OBLIGATIONS - 5.88%
Brazil - 1.59%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	694,000	601,060
6.00% due 05/15/2015		633,000	537,026
11.00% due 08/17/2040		$4,575,000	6,130,500

			7,268,586
Colombia - 0.58%
Republic of Colombia
7.375% due 01/27/2017		2,020,000	2,220,990
7.375% due 09/18/2037		107,000	119,626
10.00% due 01/23/2012		20,000	23,540
10.75% due 01/15/2013		235,000	291,283

			2,655,439
Indonesia - 0.24%
Republic of Indonesia, Series REGS
6.875% due 03/09/2017		1,050,000	1,102,500

Italy - 0.10%
Republic of Italy
5.804% due 10/25/2032		440,000	438,751

Mexico - 0.34%
Government of Mexico
5.625% due 01/15/2017		684,000	685,026
6.75% due 09/27/2034		774,000	861,462

			1,546,488
Panama - 0.78%
Republic of Panama
6.70% due 01/26/2036		148,000	155,400
7.25% due 03/15/2015		2,150,000	2,332,750
9.375% due 04/01/2029 ***		784,000	1,067,024

			3,555,174
Peru - 0.48%
Republic of Peru
8.375% due 05/03/2016		1,860,000	2,199,450

Russia - 0.82%
Russian Federation, Series REGS
7.50% due 03/31/2030		3,348,175	3,754,978

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Turkey - 0.95%
Republic of Turkey
11.875% due 01/15/2030	$2,790,000	$4,345,425

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $25,998,797)		$26,866,791

CORPORATE BONDS - 41.65%
Advertising - 0.15%
Lamar Media Corp.
6.625% due 08/15/2015	150,000	149,250
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	500,000	538,750

		688,000
Aerospace - 0.19%
Alliant Techsystems, Inc.
6.75% due 04/01/2016	85,000	86,275
DRS Technologies, Inc.
6.875% due 11/01/2013	400,000	403,000
7.625% due 02/01/2018	25,000	25,906
Hawker Beechcraft Acquisition Company LLC
9.75% due 04/01/2017	285,000	304,950
TransDigm, Inc.
7.75% due 07/15/2014	35,000	36,400

		856,531
Air Travel - 0.02%
Continental Airlines, Inc.
6.541% due 09/15/2008	11,632	11,618
8.75% due 12/01/2011	100,000	98,000

		109,618
Aluminum - 0.05%
Novelis, Inc.
7.25% due 02/15/2015	235,000	247,925
Apparel & Textiles - 0.06%
Levi Strauss & Company
9.75% due 01/15/2015	230,000	249,838
Auto Parts - 0.10%
Keystone Automotive Operations
9.75% due 11/01/2013	170,000	151,300
Visteon Corp.
8.25% due 08/01/2010	310,000	314,650

		465,950
Auto Services - 0.17%
Hertz Corp.
8.875% due 01/01/2014	260,000	279,825
10.50% due 01/01/2016	260,000	293,475
Penhall International Corp.
12.00% due 08/01/2014	190,000	209,000

		782,300
Automobiles - 2.22%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008	910,000	897,362
Ford Motor Company
4.25% due 12/15/2036	150,000	171,930

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Automobiles (continued)
Ford Motor Company (continued)
6.625% due 10/01/2028	$150,000	$114,000
7.45% due 07/16/2031	4,985,000	4,100,162
8.875% due 01/15/2022	90,000	80,325
8.90% due 01/15/2032	100,000	88,750
General Motors Corp.
8.25% due 07/15/2023	100,000	93,375
8.375% due 07/15/2033	4,950,000	4,603,500

		10,149,404
Banking - 2.22%
Bank of America Corp.
5.42% due 03/15/2017	1,100,000	1,072,773
Glitnir Banki HF
6.33% due 07/28/2011	440,000	449,924
6.693% due 06/15/2016 (b)	620,000	645,048
HSBC Bank USA, Series BKNT
6.9704% due 11/01/2011 (b)	26,285	27,268
6.9809% due 11/01/2011 (b)	27,312	28,285
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)	606,000	590,922
ICICI Bank, Ltd., Series REGS
6.375% due 04/30/2022 (b)	340,000	338,847
Kaupthing Bank
5.758% due 04/12/2011 ***	1,080,000	1,088,361
7.125% due 05/19/2016	230,000	244,573
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017	1,130,000	1,133,390
TuranAlem Finance BV
8.25% due 01/22/2037	1,490,000	1,475,100
TuranAlem Finance BV, Series REGS
8.25% due 01/22/2037	110,000	109,417
Wachovia Corp.
5.25% due 08/01/2014	1,740,000	1,702,849
Wells Fargo Company
5.30% due 08/26/2011	1,250,000	1,245,734

		10,152,491
Broadcasting - 0.20%
CMP Susquehanna Corp.
9.875% due 05/15/2014	170,000	173,400
News America, Inc.
5.30% due 12/15/2014	605,000	591,994
XM Satellite Radio, Inc.
9.75% due 05/01/2014	80,000	80,400
9.8563% due 05/01/2013 (b)	80,000	78,700

		924,494
Building Materials & Construction - 0.05%
Ainsworth Lumber Company, Ltd.
7.25% due 10/01/2012	50,000	38,938
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	275,000	206,250

		245,188

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services - 0.36%
Affinion Group, Inc.
10.125% due 10/15/2013	$295,000	$323,025
11.50% due 10/15/2015	30,000	33,525
Allied Security Escrow Corp.
11.375% due 07/15/2011	185,000	187,775
Electronic Data Systems Corp.
7.125% due 10/15/2009	720,000	741,619
Sungard Data Systems, Inc.
9.125% due 08/15/2013	275,000	292,188
10.25% due 08/15/2015	60,000	65,625

		1,643,757
Cable and Television - 1.33%
Charter Communications Holdings I LLC
11.75% due 05/15/2014	345,000	348,450
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	257,000	279,488
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	220,000	234,300
10.25% due 10/01/2013	167,000	185,370
Charter Communications Holdings LLC
11.75 due 05/15/2011	100,000	103,500
12.125 due 01/15/2012	50,000	52,000
Charter Communications Operating LLC
8.375% due 04/30/2014	225,000	236,250
Comcast Corp.
6.50% due 01/15/2015 ***	460,000	478,062
6.50% due 01/15/2017	230,000	238,425
CSC Holdings, Inc.
6.75% due 04/15/2012	250,000	246,875
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	325,000	336,781
8.125% due 07/15/2009	25,000	25,906
EchoStar DBS Corp.
6.625% due 10/01/2014	825,000	825,000
ION Media Networks, Inc.
11.606% due 01/15/2013 (b)	45,000	46,912
Rainbow National Services LLC
8.75% due 09/01/2012	40,000	42,700
10.375% due 09/01/2014	25,000	28,063
Rogers Cable, Inc.
8.75% due 05/01/2032	350,000	432,579
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	165,000	171,600
Time Warner Entertainment Company LP
8.375% due 07/15/2033	430,000	511,868
Time Warner, Inc.
7.625% due 04/15/2031	955,000	1,050,256
Videotron Ltee.
6.375% due 12/15/2015	200,000	197,500

		6,071,885
Cellular Communications - 0.39%
AT&T Broadband Corp.
8.375% due 03/15/2013	785,000	885,841

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Rogers Wireless, Inc.
7.25% due 12/15/2012	$30,000	$31,989
8.00% due 12/15/2012	20,000	21,128
Rural Cellular Corp.
8.25% due 03/15/2012	230,000	242,075
8.36% due 06/01/2013 (b)	130,000	130,000
9.875% due 02/01/2010	60,000	63,075
True Move Company, Ltd.
10.75% due 12/16/2013	385,000	410,988

		1,785,096
Chemicals - 0.26%
Arco Chemical Company
9.80% due 02/01/2020	75,000	83,250
Equistar Chemicals LP
10.625% due 05/01/2011	200,000	211,000
Georgia Gulf Corp.
9.50% due 10/15/2014	260,000	265,200
Huntsman International LLC
7.875% due 11/15/2014	75,000	78,844
Lyondell Chemical Company
8.00% due 09/15/2014	70,000	74,025
8.25% due 09/15/2016	55,000	59,537
10.50% due 06/01/2013	20,000	21,850
Methanex Corp.
8.75% due 08/15/2012	125,000	138,125
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	25,000	26,125
Montell Finance Company BV
8.10% due 03/15/2027	150,000	149,250
Westlake Chemical Corp.
6.625% due 01/15/2016	65,000	64,025

		1,171,231
Coal - 0.04%
International Coal Group, Inc.
10.25% due 07/15/2014	180,000	189,225
Commercial Services - 0.09%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	230,000	246,675
Rental Service Corp.
9.50% due 12/01/2014	150,000	161,250

		407,925
Computers & Business Equipment - 0.03%
Activant Solutions, Inc.
9.50% due 05/01/2016	140,000	140,000
Construction Materials - 0.03%
Nortek, Inc.
8.50% due 09/01/2014	150,000	148,875
Containers & Glass - 0.28%
Graham Packaging Company, Inc.
9.875% due 10/15/2014	235,000	242,050
Graphic Packaging International Corp.
9.50% due 08/15/2013	80,000	85,100
Owens-Brockway Glass Container, Inc.
7.75% due 05/15/2011	200,000	207,000

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Owens-Brockway Glass Container, Inc. (continued)
8.25% due 05/15/2013	$50,000	$52,750
Owens-Illinois, Inc.
7.35% due 05/15/2008	325,000	327,844
Plastipak Holdings, Inc.
8.50% due 12/15/2015	95,000	101,175
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	125,000	469
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	255,000	256,912

		1,273,300
Crude Petroleum & Natural Gas - 0.87%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	730,000	796,290
Anadarko Petroleum Corp.
5.7549% due 09/15/2009 (b)***	730,000	731,613
5.95% due 09/15/2016	50,000	49,365
Chesapeake Energy Corp.
6.25% due 01/15/2018	90,000	89,325
6.50% due 08/15/2017	100,000	99,000
7.00% due 08/15/2014	200,000	206,000
Conoco, Inc.
6.95% due 04/15/2029 ***	1,020,000	1,135,711
Encore Acquisition Company
6.00% due 07/15/2015	35,000	31,850
Geokinetics, Inc.
11.855% due 12/15/2012 (b)	85,000	87,550
Mariner Energy, Inc.
7.50% due 04/15/2013	80,000	79,800
OPTI Canada, Inc.
8.25% due 12/15/2014	75,000	79,500
PetroHawk Energy Corp.
9.125% due 07/15/2013	120,000	129,000
Pogo Producing Company
6.875% due 10/01/2017	200,000	202,500
7.875% due 05/01/2013	20,000	21,000
Quicksilver Resources, Inc.
7.125% due 04/01/2016	250,000	248,125

		3,986,629
Domestic Oil - 0.33%
Exco Resources, Inc.
7.25% due 01/15/2011	335,000	338,350
Stone Energy Corp.
8.25% due 12/15/2011	400,000	408,000
Swift Energy Company
7.625% due 07/15/2011	400,000	410,500
Whiting Petroleum Corp.
7.00% due 02/01/2014	375,000	363,750

		1,520,600
Drugs & Health Care - 0.23%
Humana, Inc.
6.30% due 08/01/2018	1,065,000	1,064,044

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Educational Services - 0.07%
Education Management Corp.
8.75% due 06/01/2014	$95,000	$100,938
10.25% due 06/01/2016	195,000	212,550

		313,488
Electrical Utilities - 3.07%
AES Corp.
7.75% due 03/01/2014 (a)	1,953,000	2,057,974
8.75% due 06/15/2008	1,150,000	1,180,188
8.875% due 02/15/2011	725,000	781,187
9.375% due 09/15/2010	1,100,000	1,204,500
9.50% due 06/01/2009	880,000	936,100
Dominion Resources, Inc.
5.70% due 09/17/2012	730,000	735,582
Edison Mission Energy
7.00% due 05/15/2017	280,000	278,950
7.20% due 05/15/2019	370,000	368,613
7.625% due 05/15/2027	130,000	131,625
7.75% due 06/15/2016	140,000	145,600
Exelon Corp.
5.625% due 06/15/2035	590,000	541,136
FirstEnergy Corp.
6.45% due 11/15/2011	430,000	444,375
7.375% due 11/15/2031	700,000	783,270
Midwest Generation LLC, Series B
8.56% due 01/02/2016	129,394	141,686
Mirant Americas Generation LLC
8.30% due 05/01/2011	395,000	420,675
Orion Power Holdings, Inc.
12.00% due 05/01/2010	120,000	138,150
Pacific Gas & Electric Company
6.05% due 03/01/2034	490,000	485,776
TXU Corp., Series P
5.55% due 11/15/2014	240,000	213,004
TXU Corp., Series Q
6.50% due 11/15/2024	310,000	266,002
TXU Corp., Series R
6.55% due 11/15/2034	3,270,000	2,756,980

		14,011,373
Electronics - 0.14%
L-3 Communications Corp.
7.625% due 06/15/2012	550,000	569,250
L-3 Communications Corp., Series B
6.375% due 10/15/2015	75,000	74,812

		644,062
Energy - 0.55%
Duke Energy Company
4.20% due 10/01/2008	1,131,000	1,111,223
Dynegy Holdings, Inc.
7.75% due 06/01/2019	330,000	326,700
Inergy, LP
6.875% due 12/15/2014	200,000	198,000
NRG Energy, Inc.
7.25% due 02/01/2014	150,000	154,125

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
NRG Energy, Inc. (continued)
7.375% due 02/01/2016	$700,000	$726,250

		2,516,298
Financial Services - 12.93%
Aiful Corp.
5.00% due 08/10/2010	440,000	429,885
Credit Suisse USA, Inc.
5.50% due 08/16/2011	270,000	270,576
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012	18,500,000	18,255,800
E*Trade Financial Corp.
7.375% due 09/15/2013	125,000	130,156
7.875% due 12/01/2015	25,000	26,938
El Paso Performance-Linked Trust
7.75% due 07/15/2011	980,000	1,036,350
Ford Motor Credit Company
7.00% due 10/01/2013	80,000	76,560
7.375% due 10/28/2009	430,000	431,496
7.875% due 06/15/2010	1,875,000	1,893,083
8.00% due 12/15/2016	10,760,000	10,680,494
8.105% due 01/13/2012 (b)	60,000	60,293
9.875% due 08/10/2011	225,000	241,021
10.605% due 06/15/2011 (b)	836,000	914,633
General Motors Acceptance Corp.
4.375% due 12/10/2007	350,000	347,209
5.125% due 05/09/2008	250,000	247,730
5.85% due 01/14/2009	350,000	347,277
6.125% due 08/28/2007	330,000	330,048
7.25% due 03/02/2011	25,000	25,484
8.00% due 11/01/2031	11,385,000	12,507,595
Global Cash Access LLC
8.75% due 03/15/2012	250,000	261,875
Goldman Sachs Group LP
4.50% due 06/15/2010	580,000	565,444
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	1,650,000	1,626,133
International Lease Finance Corp.
5.875% due 05/01/2013	815,000	822,541
J.P. Morgan Chase & Company
6.625% due 03/15/2012	970,000	1,012,805
J.P. Morgan Chase London
zero coupon due 11/08/2007	747,000	716,199
JSG Funding PLC
9.625% due 10/01/2012	21,000	22,155
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	775,000	752,785
Morgan Stanley
4.75% due 04/01/2014 (c)	1,470,000	1,383,602
5.809% due 10/18/2016 (b)(c)	250,000	250,546
Nell AF SARL
8.375% due 08/15/2015	222,000	229,215
Residential Capital Corp.
6.00% due 02/22/2011	720,000	707,525
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)	440,000	461,715

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)	$550,000	$546,775
TNK-BP Finance SA
7.50% due 07/18/2016	1,330,000	1,395,170
Ucar Finance, Inc.
10.25% due 02/15/2012	46,000	48,530

		59,055,643
Food & Beverages - 0.10%
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	230,000	227,700
Nutro Products, Inc.
9.37% due 10/15/2013 (b)	40,000	42,000
10.75% due 04/15/2014	100,000	114,500
Sbarro, Inc.
10.375% due 02/01/2015	90,000	93,150

		477,350
Forest Products - 0.11%
Weyerhaeuser Company
6.75% due 03/15/2012	480,000	498,255
Funeral Services - 0.03%
Service Corp. International
7.50% due 04/01/2027	30,000	29,700
7.625% due 10/01/2018	65,000	68,900
7.875% due 02/01/2013	30,000	31,292

		129,892
Furniture & Fixtures - 0.16%
Norcraft Companies LP
9.00% due 11/01/2011	190,000	198,550
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	160,000	149,200
Sealy Mattress Company
8.25% due 06/15/2014	350,000	365,750

		713,500
Gas & Pipeline Utilities - 2.37%
El Paso Corp.
7.375% due 12/15/2012	475,000	497,860
7.75% due 01/15/2032 (a)	5,510,000	6,042,900
7.80% due 08/01/2031 ***	1,783,000	1,955,603
7.875% due 06/15/2012	500,000	533,274
El Paso Natural Gas Company
8.375% due 06/15/2032	480,000	581,963
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	140,000	133,644
6.30% due 02/01/2009	100,000	101,106
6.75% due 03/15/2011	100,000	103,954
7.125% due 03/15/2012	20,000	21,184
Southern Natural Gas Company
8.00% due 03/01/2032	190,000	222,057
Williams Companies, Inc.
7.625% due 07/15/2019	25,000	27,437
7.875% due 09/01/2021	275,000	308,000

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Williams Companies, Inc. (continued)
8.75% due 03/15/2032	$267,000	$317,730

		10,846,712
Healthcare Products - 0.11%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	95,000	93,694
Leiner Health Products, Inc.
11.00% due 06/01/2012	310,000	305,350
Universal Hospital Services, Inc.
8.759% due 06/01/2015 (b)	50,000	50,750
Universal Hospital Services, Inc.,PIK
8.50% due 06/01/2015	40,000	40,850

		490,644
Healthcare Services - 0.29%
DaVita, Inc.
7.25% due 03/15/2015	420,000	430,500
U.S. Oncology Holdings, Inc., PIK
9.797% due 03/15/2012 (b)	205,000	204,231
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	640,000	670,400

		1,305,131
Holdings Companies/Conglomerates - 0.02%
Ashtead Capital, Inc.
9.00% due 08/15/2016	103,000	111,498
Homebuilders - 0.04%
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	5,000	4,600
8.625% due 01/15/2017	180,000	187,200

		191,800
Hotels & Restaurants - 0.07%
Buffets, Inc.
12.50% due 11/01/2014	130,000	132,600
CCM Merger, Inc.
8.00% due 08/01/2013	105,000	107,363
El Pollo Loco, Inc.
11.75% due 11/15/2013	70,000	77,000

		316,963
Industrial Machinery - 0.04%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	180,000	194,400
International Oil - 2.42%
Corral Finans AB, PIK
6.855% due 04/15/2010 (b)	100,000	101,250
Gaz Capital for Gazprom
6.212% due 11/22/2016	1,070,000	1,067,325
6.51% due 03/07/2022	480,000	488,400
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034	800,000	1,029,040
Kerr-McGee Corp.
6.95% due 07/01/2024	490,000	514,061
OAO Gazprom, Series A7
6.79% due 10/29/2009	16,500,000	641,553

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil (continued)
OAO Gazprom, Series A8
7.00% due 10/27/2011	$5,500,000	$214,064
OAO Gazprom, Series REGS
9.625% due 03/01/2013	150,000	175,920
Pemex Project Funding Master Trust
5.75% due 12/15/2015	170,000	171,020
6.625% due 06/15/2035	6,290,000	6,667,400

		11,070,033
Leisure Time - 0.62%
AMC Entertainment, Inc.
11.00% due 02/01/2016	345,000	393,731
Boyd Gaming Corp.
6.75% due 04/15/2014	400,000	403,500
Caesars Entertainment, Inc.
7.00% due 04/15/2013	40,000	42,350
Herbst Gaming, Inc.
8.125% due 06/01/2012	250,000	254,375
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	190,000	205,675
Isle of Capri Casinos
7.00% due 03/01/2014	50,000	49,500
Las Vegas Sands Corp.
6.375% due 02/15/2015	250,000	244,375
MGM Mirage, Inc.
6.625% due 07/15/2015	20,000	18,975
7.625% due 01/15/2017	350,000	345,625
8.50% due 09/15/2010	10,000	10,650
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	150,000	150,000
7.125% due 08/15/2014	150,000	151,875
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	50,000	52,063
River Rock Entertainment Authority
9.75% due 11/01/2011	25,000	26,438
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	45,000	46,912
9.15% due 02/01/2014 (b)	45,000	46,012
Station Casinos, Inc.
7.75% due 08/15/2016	240,000	247,800
Warner Music Group
7.375% due 04/15/2014	135,000	131,119

		2,820,975
Manufacturing - 1.28%
Tyco International Group SA
6.00% due 11/15/2013	1,040,000	1,088,859
6.125% due 11/01/2008	950,000	959,169
6.125% due 01/15/2009	20,000	20,244
6.375% due 10/15/2011	180,000	187,716
6.75% due 02/15/2011	360,000	378,273
6.875% due 01/15/2029	2,760,000	3,232,294

		5,866,555
Medical-Hospitals - 1.01%
Genesis Healthcare Corp.
8.00% due 10/15/2013	175,000	186,156

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
HCA, Inc.
6.25% due 02/15/2013	$21,000	$19,556
6.375% due 01/15/2015	265,000	233,862
6.50% due 02/15/2016	33,000	29,040
7.50% due 12/15/2023	25,000	22,371
9.125% due 11/15/2014	40,000	43,400
9.25% due 11/15/2016	340,000	372,725
9.625% due 11/15/2016	2,324,000	2,562,210
Tenet Healthcare Corp.
6.875% due 11/15/2031	1,125,000	900,000
7.375% due 02/01/2013	125,000	117,813
Triad Hospitals, Inc.
7.00% due 11/15/2013	130,000	136,175

		4,623,308
Mining - 0.62%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	1,600,000	1,748,000
Vale Overseas, Ltd.
6.875% due 11/21/2036	1,067,000	1,092,913

		2,840,913
Office Furnishings & Supplies - 0.06%
Interface, Inc.
9.50% due 02/01/2014	100,000	109,000
10.375% due 02/01/2010	150,000	165,000

		274,000
Paper - 0.27%
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013	135,000	112,050
7.40% due 04/01/2018	20,000	16,200
8.375% due 04/01/2015	105,000	93,450
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	305,000	321,775
NewPage Corp.
11.6063% due 05/01/2012 (b)	285,000	316,706
Smurfit Capital Funding PLC
7.50% due 11/20/2025	200,000	206,750
Verso Paper Holdings LLC
11.375% due 08/01/2016	155,000	165,850

		1,232,781
Petroleum Services - 0.28%
Belden & Blake Corp.
8.75% due 07/15/2012	250,000	257,500
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	50,000	52,313
Complete Production Services, Inc.
8.00% due 12/15/2016	160,000	166,400
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	300,000	305,250
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	110,000	119,601
Pride International, Inc.
7.375% due 07/15/2014	60,000	61,800
SemGroup LP
8.75% due 11/15/2015	270,000	282,487

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
SESI LLC
6.875% due 06/01/2014	$10,000	$10,050

		1,255,401
Photography - 1.99%
Eastman Kodak Company
3.375% due 10/15/2033 ***	4,210,000	4,267,888
7.25% due 11/15/2013 (a)***	4,790,000	4,813,950

		9,081,838
Plastics - 0.01%
Milacron Escrow Corp.
11.50% due 05/15/2011	40,000	40,800
Pollution Control - 0.00%
Safety-Kleen Services, Inc.
9.25% due 06/01/2008 ^	175,000	175
Publishing - 0.16%
Dex Media East LLC
12.125% due 11/15/2012	125,000	135,625
Dex Media West LLC
8.50% due 08/15/2010	150,000	156,562
9.875% due 08/15/2013	75,000	81,469
Idearc, Inc.
8.00% due 11/15/2016	195,000	201,825
Primedia, Inc.
8.875% due 05/15/2011	140,000	144,200

		719,681
Railroads & Equipment - 0.08%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	130,000	140,400
12.50% due 06/15/2012	40,000	42,600
Kansas City Southern de Mexico SA de CV
7.625% due 12/01/2013	50,000	51,063
Kansas City Southern Railway Company
7.50% due 06/15/2009	120,000	122,700

		356,763
Real Estate - 0.23%
Ashton Woods USA
9.50% due 10/01/2015	75,000	70,875
Forest City Enterprises
7.625% due 06/01/2015	5,000	5,100
Host Marriott LP, REIT
7.125% due 11/01/2013	500,000	512,500
Kimball Hill, Inc.
10.50% due 12/15/2012	60,000	57,300
Realogy Corp.
10.50% due 04/15/2014	60,000	60,225
12.375% due 04/15/2015	140,000	136,500
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	35,000	35,350
6.75% due 04/01/2017	150,000	153,750

		1,031,600

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail - 0.07%
Eye Care Centers of America
10.75% due 02/15/2015	$35,000	$38,938
Suburban Propane Partners LP
6.875% due 12/15/2013	290,000	287,825

		326,763
Retail Trade - 0.71%
American Greetings Corp.
7.375% due 06/01/2016	15,000	15,319
Blockbuster, Inc.
9.00% due 09/01/2012	115,000	113,994
CVS Corp.
9.35% due 01/10/2023	1,700,000	2,150,500
CVS Lease Pass Through
6.036% due 12/10/2028	465,887	457,305
FTD, Inc.
7.75% due 02/15/2014	225,000	225,562
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	240,000	270,000

		3,232,680
Sanitary Services - 0.25%
Allied Waste North America, Inc.
6.375% due 04/15/2011	125,000	125,625
7.25% due 03/15/2015	250,000	258,125
Waste Management, Inc.
6.375% due 11/15/2012	730,000	749,142

		1,132,892
Semiconductors - 0.07%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	140,000	140,175
NXP BV/NXP Funding LLC
9.50% due 10/15/2015	35,000	36,225
NXP Funding LLC
7.875% due 10/15/2014	120,000	123,600

		300,000
Software - 0.06%
UGS Capital Corp. II, PIK
10.348% due 06/01/2011 (b)	162,821	167,299
UGS Corp.
10.00% due 06/01/2012	90,000	98,044

		265,343
Steel - 0.11%
Metals USA Holdings Corp.
11.356% due 01/15/2012 (b)	55,000	54,519
Metals USA, Inc.
11.125% due 12/01/2015	265,000	297,462
Tube City IMS Corp.
9.75% due 02/01/2015	130,000	136,500

		488,481
Telecommunications Equipment &
Services - 0.54%
Citizens Communications Company
7.125% due 03/15/2019	90,000	89,550
7.875% due 01/15/2027	130,000	133,575

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	$430,000	$423,207
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	220,000	253,000
Intelsat Bermuda, Ltd.
8.872% due 01/15/2015 (b)	45,000	46,013
9.25% due 06/15/2016	170,000	188,275
11.25% due 06/15/2016	305,000	348,462
Level 3 Communications, Inc.
9.25% due 11/01/2014	105,000	109,594
Level 3 Financing, Inc.
8.75% due 02/15/2017	90,000	92,362
Lucent Technologies, Inc.
6.45% due 03/15/2029	160,000	148,200
PanAmSat Corp.
9.00% due 08/15/2014	15,000	16,200
Royal KPN NV
8.00% due 10/01/2010	580,000	623,249

		2,471,687
Telephone - 0.72%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	95,000	88,825
Cincinnati Bell, Inc.
7.00% due 02/15/2015	85,000	85,000
Nordic Telephone Company Holdings
8.875% due 05/01/2016	180,000	193,500
Qwest Communications International, Inc.
7.50% due 02/15/2014	87,000	89,827
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	306,000	315,945
Qwest Corp.
8.6049% due 06/15/2013 (b)	90,000	98,550
8.875% due 03/15/2012	125,000	137,188
Sprint Capital Corp.
8.375% due 03/15/2012	940,000	1,030,231
Telecom Italia Capital SA
5.25% due 10/01/2015	500,000	472,787
Verizon Florida, Inc., Series F
6.125% due 01/15/2013	295,000	298,403
Virgin Media, Inc.
9.125% due 08/15/2016	190,000	206,625
Virgin Media, Inc., Series S
8.75% due 04/15/2014	10,000	10,575
Windstream Corp.
8.625% due 08/01/2016	255,000	278,588

		3,306,044
Tobacco - 0.22%
Alliance One International, Inc.
11.00% due 05/15/2012	50,000	55,250
Altria Group, Inc.
7.00% due 11/04/2013	870,000	929,918

		985,168

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Transportation - 0.04%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	$40,000	$41,000
Horizon Lines LLC
9.00% due 11/01/2012	122,000	129,472
OMI Corp.
7.625% due 12/01/2013	25,000	25,750

		196,222

Trucking & Freight - 0.06%
Saint Acquisition Corp.
12.50% due 05/15/2017	265,000	259,038

TOTAL CORPORATE BONDS (Cost $186,227,789)		$190,270,456

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.87%

Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045	340,000	334,006
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	295,000	322,061
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	300,229	299,959
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.52% due 07/20/2046 (b)***	2,483,060	2,484,443
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.52% due 07/20/2046 (b)***	1,612,286	1,616,647
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7422% due 05/20/2036 (b)	138,726	139,537
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.609% due 02/15/2039 (b)	1,675,000	1,664,708
First Boston Mortgage Securities Corp., Series D
10.965% IO due 05/25/2017 ***	13,083	3,445
First Union National Bank Commercial Mortgage,
Series 2000-C1
.7782% IO due 05/17/2032 (b)	13,210,003	276,007
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	524,273	535,956
GSRPM Mortgage Loan Trust, Series 2003-1,
Class A3
5.82% due 01/25/2032 (b)	130,973	131,823
Impac CMB Trust, Series 2003-4, Class 1A1
5.96% due 10/25/2033 (b)***	93,914	93,949
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
5.52% due 06/25/2047 (b)***	4,104,693	4,101,696
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043	2,370,000	2,395,996
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.9751% due 08/25/2035 (b)	112,151	110,616

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Luminent Mortgage Trust, Series 2006-4, Class A1A
5.51% due 05/25/2046 (b)***	$2,054,018	$2,051,983
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8478% due 01/25/2036	156,539	154,037
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
5.53% due 04/25/2046 (b)***	3,277,429	3,282,989
Merit Securities Corp., Series 11PA, Class B2
6.82% due 09/28/2032 (b)***	581,243	501,903
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.843% due 05/12/2039 (b)	970,000	976,286
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3535% due 10/25/2034 (b)	762,788	761,612
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.51% due 09/25/2046 (b)***	1,964,946	1,968,106
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035	2,180,073	2,159,196
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
7.4616% due 08/25/2035 (b)	248,384	249,812
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
5.51% due 07/25/2036 (b)***	2,508,075	2,512,799
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.425% due 06/25/2036 (b)***	2,597,089	2,593,713
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.43% due 06/25/2036 (b)***	2,595,150	2,585,829
Washington Mutual, Inc., Series 2005-AR17,
Class A1A1
5.59% due 12/25/2045 (b)***	1,655,553	1,660,487

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $36,007,454)		$35,969,601

ASSET BACKED SECURITIES - 7.50%

ACE Securities Corp., Series 2006-GP1, Class A
5.45% due 02/25/2031 (b)***	1,871,830	1,870,796
Amortizing Residential Corp. Trust,
Series 2002-BC6, Class M2
6.52% due 08/25/2032 (b)***	77,133	77,206
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
8.17% due 04/15/2033 (b)***	104,984	105,089
Bear Stearns Asset Backed Securities Inc., Series
2003-ABF1, Class A
5.69% due 01/25/2034 (b)***	52,756	52,895
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	3,297,471	3,230,493
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	3,300,620	3,295,980

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
6.57% due 06/25/2034 (b)***	$420,000	$422,716
EMC Mortgage Loan Trust, Series 2003-B, Class A1
5.87% due 11/25/2041 (b)***	271,092	271,937
GSAMP Trust, Series 2006-S4, Class A1
5.41% due 05/25/2036 (b)***	1,164,341	1,164,394
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.45% due 06/25/2036 (b)***	1,886,582	1,886,431
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
5.38% due 08/25/2036 (b)***	1,867,687	1,867,737
Merrill Lynch Mortgage Investors, Inc., Series
2005-WM1N, Class N1
5.00% due 09/25/2035 ***	4,554	4,247
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035 ***	628,775	664,168
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.47% due 03/25/2036 (b)***	1,486,948	1,487,159
RAAC Series, Series 2006-RP2, Class A
5.57% due 02/25/2037 (b)***	1,928,523	1,928,123
Residential Asset Mortgage Products Inc., Series
2003-RS4, Class AIIB
5.98% due 05/25/2033 (b)	60,295	60,318
SACO I Trust, Inc., Series 2006-5, Class 1A
5.47% due 04/25/2036 (b)***	2,915,016	2,917,987
SACO I Trust, Inc., Series 2006-5, Class 2A3
5.50% due 05/25/2036 (b)***	2,040,000	2,039,199
SACO I Trust, Inc., Series 2006-6, Class A
5.45% due 06/25/2036 (b)***	1,768,950	1,767,708
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 ***	23,428	4,707
Securitized Asset Backed Receivables LLC, Series
2007-BR2, Class A2
5.55% due 02/25/2037 (b)	4,404,245	4,404,245
SLM Student Loan Trust, Series 2006-5, Class A2
5.345% due 07/25/2017 (b)***	2,900,000	2,900,191
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.43% due 02/25/2036 (b)***	1,825,727	1,824,185

TOTAL ASSET BACKED SECURITIES
(Cost $34,366,532)		$34,247,911

SUPRANATIONAL OBLIGATIONS - 0.21%
Venezuela - 0.21%

Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	916,000	963,910

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $984,820)		$963,910

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 0.00%
Household Products - 0.00%
Home Interiors *		674,617	$6,746

TOTAL COMMON STOCKS (Cost $183,738)			$6,746

PREFERRED STOCKS - 0.40%

Automobiles - 0.38%
General Motors Corp., Series C		76,275	1,763,478

Crude Petroleum & Natural Gas - 0.02%
Chesapeake Energy Corp. *		266	76,605

TOTAL PREFERRED STOCKS (Cost $1,898,021)			$1,840,083

OPTIONS - 0.28%

Call Options - 0.28%
Eurodollar Futures
Expiration 12/17/2007 at $94.00		145,000	102,950
Expiration 06/18/2007 at $94.00		455,000	291,200
Expiration 09/17/2007 at $94.00		1,017,500	676,638
Expiration 09/17/2007 at $94.50		7,500	1,275
Expiration 12/17/2007 at $94.75		42,500	4,356
Expiration 09/17/2007 at $94.75		240,000	7,200
Expiration 06/18/2007 at $94.75		122,500	306
U.S. Treasury Bonds Futures
Expiration 08/24/2007 at $110.00		31,000	24,219
Expiration 08/24/2007 at $111.00		58,000	27,187
Expiration 08/24/2007 at $113.00		38,000	5,344
U.S. Treasury Notes 5 Year Futures
Expiration 08/24/2007 at $103.00		92,000	140,875

			1,281,550
Put Options - 0.00%
Eurodollar Futures
Expiration 12/17/2007 at $94.75		45,000	6,413
Sterling Interest Rate Futures
Expiration 09/19/2007 at $92.875		42,500	0

			6,413

TOTAL OPTIONS (Cost $1,743,341)			$1,287,963

SHORT TERM INVESTMENTS - 2.40%

Egypt Treasury Bills, Series 364
zero coupon due 03/25/2008 to
04/01/2008	EGP	1,175,000	$192,469
Federal National Mortgage Association
zero coupon due 06/25/2007 ****		$1,335,000	1,330,480
J.P. Morgan Chase London, Series EMTN
zero coupon due 10/30/2007		3,020,000	2,909,042
John Hancock Cash Investment Trust (c)		6,530,626	6,530,626

TOTAL SHORT TERM INVESTMENTS
(Cost $10,962,550)			$10,962,617

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 28.15%
Merrill Lynch Tri-Party Repurchase
Agreement dated 05/31/2007 at
5.21% to be repurchased at
$128,618,611 on 06/01/2007,
collateralized by $1,895,000
Federal Home Loan Bank, 6.00%
due 11/15/2024 (valued at
$1,865,533, including interest) and
$63,195,000 Federal National
Mortgage Association, 6.00% due
04/18/2036 (valued at
$64,595,598, including interest)
and $65,251,000 Federal Home
Loan Mortgage Corp., 5.00% due
06/11/2009 (valued at
$66,709,469, including interest) ***	$128,600,000	$128,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $128,600,000)		$128,600,000

Total Investments (Strategic Bond Fund)
(Cost $563,691,538) - 124.06%		$566,809,637
Liabilities in Excess of Other Assets - (24.06)%		(109,937,666)

TOTAL NET ASSETS - 100.00%		$456,871,971

Strategic Income Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 7.54%
Treasury Inflation Protected
Securities (d) - 3.61%
2.00% due 01/15/2016	$15,402,980	$14,789,264
U.S. Treasury Bonds - 1.80%
4.75% due 02/15/2037	4,210,000	4,038,640
8.125% due 08/15/2019	930,000	1,190,545
9.25% due 02/15/2016	1,635,000	2,134,058

		7,363,243

U.S. Treasury Notes - 2.13%
4.75% due 05/15/2014	3,445,000	3,419,700
4.875% due 08/15/2016 ***	5,330,000	5,317,090

		8,736,790

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,303,957)		$30,889,297

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.14%
Federal National Mortgage
Association - 7.14%
5.50% due 10/01/2036 to 05/01/2037	13,054,759	12,780,285
5.50% TBA **	4,000,000	3,905,000
6.00% due 11/01/2036 to 01/01/2037	9,606,873	9,599,764

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
6.50% due 11/01/2036		$2,909,501	$2,955,372

			29,240,421

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $29,546,798)			$29,240,421

FOREIGN GOVERNMENT OBLIGATIONS - 29.78%
Austria - 0.19%
Republic of Austria, Series EMTN
6.00% due 09/26/2008	NZD	1,120,000	803,533

Brazil - 0.77%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	4,900,000	3,154,916

Canada - 17.23%
Government of Canada
4.00% due 09/01/2010	CAD	650,000	597,142
4.00% due 06/01/2016		17,165,000	15,467,909
4.25% due 12/01/2008		10,105,000	9,396,489
5.50% due 06/01/2009		3,240,000	3,080,558
5.50% due 06/01/2010		6,520,000	6,249,171
6.00% due 06/01/2011		15,555,000	15,295,387
Province of Ontario
4.40% due 03/08/2016		3,725,000	3,404,123
4.50% due 03/08/2015		2,520,000	2,323,882
5.70% due 12/01/2008		6,125,000	5,809,678
6.25% due 06/16/2015		2,215,000	1,504,203
6.375% due 10/12/2010	NZD	2,770,000	1,951,130
Province of Quebec
5.25% due 10/01/2013	CAD	5,775,000	5,553,142

			70,632,814
Colombia - 1.03%
Republic of Colombia
10.00% due 01/23/2012		$110,000	129,470
10.75% due 01/15/2013		3,290,000	4,077,955

			4,207,425
France - 2.30%
Government of France
4.75% due 10/25/2012	EUR	6,895,000	9,414,449

Germany - 2.71%
Bundesrepublik Deutschland, Series 05
3.50% due 01/04/2016		5,515,000	6,948,317
Federal Republic of Germany
5.00% due 07/04/2012		3,005,000	4,147,259

			11,095,576
Mexico - 0.52%
Government of Mexico
5.625% due 01/15/2017		$520,000	520,780
5.875% due 01/15/2014		550,000	562,650
6.375% due 01/16/2013		490,000	511,315
8.125% due 12/30/2019		360,000	439,200

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Mexico (continued)
Government of Mexico, Series XW (continued)
10.375% due 02/17/2009		$80,000	$86,400

			2,120,345

Spain - 3.69%
Kingdom of Spain
4.20% due 07/30/2013	EUR	5,035,000	6,687,111
5.00% due 07/30/2012		2,470,000	3,406,270
5.35% due 10/31/2011		3,620,000	5,042,928

			15,136,309

United Kingdom - 1.34%
Government of United Kingdom
4.00% due 03/07/2009	GBP	405,000	778,824
5.00% due 03/07/2008		2,405,000	4,737,251

			5,516,075

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $119,045,578)			$122,081,442

CORPORATE BONDS - 36.36%

Advertising - 0.08%
Vertis, Inc.
9.75% due 04/01/2009		$300,000	307,500

Aerospace - 0.12%
Sequa Corp.
9.00% due 08/01/2009		475,000	501,125

Agriculture - 0.12%
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010		475,000	482,125

Air Travel - 0.08%
Continental Airlines, Inc., Series C
7.339% due 04/19/2014		330,000	335,363

Apparel & Textiles - 0.48%
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)		1,885,000	1,955,688

Banking - 0.66%
Banco Macro SA
8.50% due 02/01/2017		1,265,000	1,271,325
BanColombia SA
6.875% due 05/25/2017		635,000	634,047
Landwirtschaftliche Rentenbank, Series EMTN
6.50% due 09/17/2009	NZD	1,115,000	794,159

			2,699,531

Broadcasting - 0.78%
Allbritton Communications Company
7.75% due 12/15/2012		$1,925,000	1,985,156
Radio One, Inc.
6.375% due 02/15/2013		225,000	220,500
8.875% due 07/01/2011		200,000	206,000
Salem Communications Corp.
7.75% due 12/15/2010		100,000	102,250

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
XM Satellite Radio, Inc.
9.75% due 05/01/2014		$685,000	$688,425

			3,202,331

Business Services - 0.70%
Allied Security Escrow Corp.
11.375% due 07/15/2011		200,000	203,000
Minerva Overseas, Ltd.
9.50% due 02/01/2017		2,540,000	2,667,000

			2,870,000

Cable and Television - 1.20%
Charter Communications Holdings I LLC
11.00% due 10/01/2015		1,000,000	1,085,000
Mediacom Broadband LLC
8.50% due 10/15/2015		75,000	77,813
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013		125,000	129,062
Shaw Communications, Inc.
5.70% due 03/02/2017	CAD	610,000	546,047
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$1,581,000	1,644,240
Young Broadcasting, Inc.
10.00% due 03/01/2011		1,405,000	1,429,588

			4,911,750

Cellular Communications - 1.69%
American Cellular Corp.
10.00% due 08/01/2011		2,000,000	2,102,500
Centennial Communications Corp.
10.00% due 01/01/2013		1,500,000	1,627,500
Dobson Communications Corp.
8.875% due 10/01/2013		1,500,000	1,578,750
Rural Cellular Corp.
8.36% due 06/01/2013 (b)		605,000	605,000
9.75% due 01/15/2010		1,000,000	1,032,500

			6,946,250

Chemicals - 0.20%
American Pacific Corp.
9.00% due 02/01/2015		675,000	680,906
Nova Chemicals Corp.
6.50% due 01/15/2012		125,000	121,250

			802,156

Coal - 0.05%
Massey Energy Company
6.625% due 11/15/2010		200,000	198,000
Commercial Services - 0.18%
Aramark Corp.
8.50% due 02/01/2015		700,000	735,875
Construction Materials - 0.33%
Masonite International Corp.
11.00% due 04/06/2015		1,410,000	1,332,450
Containers & Glass - 2.08%
BWAY Corp.
10.00% due 10/15/2010		700,000	731,500

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
Graphic Packaging International Corp.
8.50% due 08/15/2011		$1,000,000	$1,041,250
9.50% due 08/15/2013		1,500,000	1,595,625
OI European Group BV
6.875% due 03/31/2017	EUR	410,000	568,099
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,450,000	1,529,750
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		760,000	765,700
8.375% due 07/01/2012		1,565,000	1,596,300
US Corrugated, Inc.
10.00% due 06/12/2013		715,000	715,000

			8,543,224

Crude Petroleum & Natural Gas - 0.64%
Denbury Resources, Inc.
7.50% due 12/15/2015		600,000	618,000
Dune Energy, Inc.
10.50% due 06/01/2012		1,050,000	1,060,500
Energy XXI Gulf Coast, Inc.
10.00% due 06/15/2013		965,000	950,525

			2,629,025

Diversified Financial Services - 0.65%
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	3,745,000	2,661,036

Educational Services - 0.19%
Riverdeep Interactive Learning
8.095% due 11/28/2013 (f)	EUR	768,062	771,741

Electrical Utilities - 0.27%
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016		$1,085,000	1,109,412

Financial Services - 7.51%
Capital One Capital IV
6.745% due 02/17/2037 (b)		425,000	405,231
Cosan Finance, Ltd.
7.00% due 02/01/2017		960,000	944,400
Ford Motor Credit Company
7.80% due 06/01/2012		495,000	494,143
Independencia International, Ltd.
9.875% due 01/31/2017		1,635,000	1,747,406
ISA Capital do Brasil SA
8.80% due 01/30/2017		470,000	505,837
JSG Funding PLC
9.625% due 10/01/2012		38,000	40,090
Local TV Finance LLC
9.25% due 06/15/2015		240,000	243,600
9.25% due 05/07/2013		480,000	480,000
Merrill Lynch & Company, Inc., Series BRL$
10.71% due 03/08/2017	BRL	1,820,000	1,028,075
Morgan Stanley
10.09% due 05/03/2017		5,075,000	2,748,124
New South Wales Treasury Corp, Series 10RG
7.00% due 12/01/2010	AUD	21,155,000	17,812,457

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Nexstar Finance, Inc.
7.00% due 01/15/2014		$930,000	$946,275
Orascom Telecom Finance
7.875% due 02/08/2014		425,000	415,975
TAM Capital, Inc.
7.375% due 04/25/2017		890,000	865,525
Toyota Motor Credit Corp, Series EMTN
6.75% due 09/21/2009	NZD	2,300,000	1,646,414
Ucar Finance, Inc.
10.25% due 02/15/2012		$453,000	477,915

			30,801,467

Food & Beverages - 0.67%
Aramark Corp.
8.86% due 02/01/2015 (b)		700,000	721,875
Cosan SA Industria e Comercio
8.25% due 02/28/2049		1,000,000	1,012,500
Sadia Overseas, Ltd.
6.875% due 05/24/2017		1,005,000	995,626

			2,730,001

Gas & Pipeline Utilities - 1.58%
Atlas Pipeline Partners LP
8.125% due 12/15/2015		200,000	208,000
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016		1,000,000	1,056,250
KN Capital Trust I, Series B
8.56% due 04/15/2027		320,000	325,627
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016		2,150,000	2,262,875
Regency Energy Partners LP/Regency Energy
Finance Corp.
8.375% due 12/15/2013		1,390,000	1,443,863
Southern Union Company
7.20% due 11/01/2066 (b)		705,000	708,641
Williams Partners LP/Williams Partners
Finance Corp.
7.25% due 02/01/2017		460,000	487,600

			6,492,856

Healthcare Products - 0.30%
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		1,150,000	1,247,750

Holdings Companies/Conglomerates - 0.19%
UAL Corp.
4.50% due 06/30/2021		595,000	789,149

Homebuilders - 0.22%
Beazer Homes USA
4.625% due 06/15/2024		940,000	920,025

Hotels & Restaurants - 1.96%
CCM Merger, Inc.
8.00% due 08/01/2013		2,595,000	2,653,387
Dave & Buster's, Inc.
11.25% due 03/15/2014		2,080,000	2,173,600
Landry's Restaurants, Inc., Series B
7.50% due 12/15/2014		390,000	388,050

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Turning Stone Resort Casino
9.125% due 09/15/2014	$1,460,000	$1,489,200
9.125% due 12/15/2010	1,300,000	1,319,500

		8,023,737
Industrial Machinery - 0.40%
Baldor Electric Company
8.625% due 02/15/2017	415,000	446,125
Manitowoc, Inc.
7.125% due 11/01/2013	1,170,000	1,205,100

		1,651,225
Insurance - 0.20%
Sul America Participacoes SA
8.625% due 02/15/2012	785,000	814,437

International Oil - 0.66%
Pemex Project Funding Master Trust
5.75% due 12/15/2015	130,000	130,780
7.375% due 12/15/2014	1,140,000	1,260,840
9.125% due 10/13/2010	1,180,000	1,312,750

		2,704,370
Leisure Time - 4.54%
AMC Entertainment, Inc.
8.00% due 03/01/2014	1,000,000	1,032,500
Caesars Entertainment, Inc.
7.00% due 04/15/2013	110,000	116,463
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	242,000	243,815
Chukchansi Economic Development Authority
8.00% due 11/15/2013	610,000	631,350
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014 (b)	1,000,000	923,750
Fontainebleau Las Vegas Holdings LLC /
Fontainebleau Las Vegas Capital Corp.
10.25% due 06/15/2015	610,000	628,300
Great Canadian Gaming Corp.
6.86% due 02/07/2014	1,346,625	1,348,308
7.25% due 02/15/2015	1,000,000	1,012,500
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,425,000	2,528,063
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	1,000,000	1,040,000
Marquee Holdings, Inc.
zero coupon, Step up to 12% on
08/15/2009 due 08/15/2014	895,000	792,075
MGM Mirage, Inc.
6.75% due 09/01/2012	475,000	470,250
7.625% due 01/15/2017	760,000	750,500
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	315,000	315,787
7.125% due 08/15/2014	2,735,000	2,769,188
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,586,250
Penn National Gaming, Inc.
6.75% due 03/01/2015	300,000	304,500

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Penn National Gaming, Inc. (continued)
6.875% due 12/01/2011	$100,000	$100,750
Pokagon Gaming Authority
10.375% due 06/15/2014	500,000	562,500
Seneca Gaming Corp.
7.25% due 05/01/2012	610,000	622,200
Station Casinos, Inc.
6.50% due 02/01/2014	400,000	370,500
6.625% due 03/15/2018	325,000	292,500
6.875% due 03/01/2016	175,000	161,437

		18,603,486

Liquor - 0.28%
Constellation Brands, Inc.
7.25% due 05/15/2017	1,130,000	1,137,063

Medical-Hospitals - 0.46%
HCA, Inc.
9.125% due 11/15/2014	460,000	499,100
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,325,000	1,391,250

		1,890,350

Metal & Metal Products - 0.25%
PNA Group, Inc.
10.75% due 09/01/2016	920,000	1,021,200

Mining - 0.49%
Drummond Company, Inc.
7.375% due 02/15/2016	2,035,000	2,009,562

Paper - 0.31%
Buckeye Technologies, Inc.
9.25% due 09/15/2008	92,000	92,000
Pope & Talbot, Inc.
8.375% due 06/01/2013	500,000	398,750
8.375% due 06/01/2013	1,000,000	795,000

		1,285,750

Petroleum Services - 0.20%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	790,000	803,825

Publishing - 0.30%
CBD Media Holdings Finance
9.25% due 07/15/2012	250,000	265,000
Primedia, Inc.
8.875% due 05/15/2011	925,000	952,750

		1,217,750

Railroads & Equipment - 0.11%
American Railcar Industries, Inc.
7.50% due 03/01/2014	440,000	454,300

Real Estate - 0.34%
Realogy Corp.
10.50% due 04/15/2014	1,390,000	1,395,213

Semiconductors - 0.28%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	1,150,000	1,151,438

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Steel - 0.23%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016		$935,000	$960,712

Supranational - 2.20%
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	7,325,000	5,309,904
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	4,075,000	3,728,200

			9,038,104

Telecommunications Equipment &
Services - 0.41%
Axtel SAB de CV
7.625% due 02/01/2017		$965,000	974,650
Citizens Communications Company
7.125% due 03/15/2019		710,000	706,450

			1,681,100

Telephone - 0.38%
Cincinnati Bell, Inc.
8.375% due 01/15/2014		1,500,000	1,537,500

Tobacco - 0.54%
Alliance One International, Inc.
11.00% due 05/15/2012		2,000,000	2,210,000

Transportation - 0.63%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014		1,500,000	1,591,875
PHI, Inc.
7.125% due 04/15/2013		1,000,000	980,000

			2,571,875

Trucking & Freight - 0.22%
Saint Acquisition Corp.
12.50% due 05/15/2017		915,000	903,562

TOTAL CORPORATE BONDS (Cost $144,885,929)			$149,042,389

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.23%

American Home Mortgage Assets, Series 2006-6,
Class XP
2.122% IO due 12/25/2046		22,992,466	1,214,290
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047		2,980,000	2,930,559
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3996% due 07/15/2044 (b)		3,405,000	3,337,194
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036		840,000	832,096
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036		985,000	974,669
Federal Home Loan Mortgage Corp., Series 3165,
Class ND
5.50% due 10/15/2034		3,890,000	3,790,979
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034		4,850,000	4,715,107

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.,
Series 2006-3154, Class PM
5.50% due 05/15/2034		$4,050,000	$3,950,393
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035		5,055,000	4,914,076
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035		2,065,000	2,010,154
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035		5,700,000	5,557,561
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class G
7.8737% due 05/15/2037		565,000	565,000
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.4606% due 05/10/2040 (b)		6,165,000	6,146,924
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9146% due 07/10/2038 (b)		3,310,000	3,387,184
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
zero coupon IO due 10/25/2036 (b)		30,217,699	925,417
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036		525,000	521,308
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036		360,000	357,491
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
zero coupon IO due 06/25/2047		74,115,000	1,115,265
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0394% due 09/25/2036 (b)		2,882,196	2,889,504

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $50,849,969)			$50,135,171

ASSET BACKED SECURITIES - 0.36%

Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037		1,475,000	1,474,990

TOTAL ASSET BACKED SECURITIES
(Cost $1,474,990)			$1,474,990

SUPRANATIONAL OBLIGATIONS - 0. 83%

Supranational - 0.83%
European Investment Bank
6.75% due 11/17/2008	NZD	2,160,000	1,563,529
European Investment Bank AG
14.75% due 11/14/2008		1,100,000	609,280
European Investment Bank, Series EMTN
6.08% due 04/21/2008		1,715,000	1,240,382

			3,413,191

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,159,143)			$3,413,191

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 1.07%

Mining - 1.04%
Newmont Mining Corp.		40,000	$1,627,200
Silver Standard Resources, Inc., ADR *		70,250	2,653,342

			4,280,542
Telecommunications Equipment &
Services - 0.03%
Chunghwa Telecom Company, Ltd., ADR		5,768	108,554

TOTAL COMMON STOCKS (Cost $3,579,721)			$4,389,096

PREFERRED STOCKS - 0.29%

Mining - 0.29%
Freeport-McMoRan Copper & Gold, Inc. *		9,725	1,194,424

TOTAL PREFERRED STOCKS (Cost $1,039,542)			$1,194,424

SHORT TERM INVESTMENTS - 4.45%

Federal Home Loan Bank Discount Notes
zero coupon due 06/01/2007		$16,400,000	$16,400,000
Mexico Cetes, Series BI
zero coupon due 08/30/2007	MXN	19,850,000	1,815,899

TOTAL SHORT TERM INVESTMENTS
(Cost $18,148,256)			$18,215,899

REPURCHASE AGREEMENTS - 0.02%

Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$89,011 on 06/01/2007,
collateralized by $95,000 Federal
Home Loan Bank, 4.5% due
11/15/2012 (valued at $92,269,
including interest) ***		$89,000	$89,000

TOTAL REPURCHASE AGREEMENTS
(Cost $89,000)			$89,000

Total Investments (Strategic Income Fund)
(Cost $403,122,883) - 100.07%			$410,165,320
Liabilities in Excess of Other Assets - (0.07)%			(267,504)

TOTAL NET ASSETS - 100.00%			$409,897,816

Total Bond Market Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 24.00%

U.S. Treasury Bonds - 5.41%
4.50% due 02/15/2036		$800,000	$736,438
5.25% due 02/15/2029		515,000	526,104
6.75% due 08/15/2026		400,000	479,750
7.875% due 02/15/2021		900,000	1,146,375

			2,888,667
U.S. Treasury Notes - 18.59%
3.125% due 04/15/2009		2,500,000	2,419,140

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes (continued)
4.50% due 04/30/2012 to 05/15/2017	$4,980,000	$4,872,721
4.75% due 11/15/2008	2,650,000	2,640,683

		9,932,544

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,991,826)		$12,821,211

U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.35%

Federal Home Loan Bank - 2.93%
3.875% due 01/15/2010 to 06/14/2013	900,000	857,286
5.80% due 09/02/2008	700,000	704,126

		1,561,412
Federal Home Loan Mortgage Corp. - 3.87%
4.25% due 07/15/2009	800,000	785,344
5.75% due 04/15/2008	700,000	702,482
6.00% due 06/15/2011	400,000	411,934
6.25% due 07/15/2032	150,000	166,744

		2,066,504
Federal National Mortgage
Association - 40.55%
4.00% due 07/01/2018 to 06/01/2019	351,859	329,617
4.375% due 10/15/2015	300,000	284,185
4.50% due 04/01/2018 to 06/01/2019	1,128,975	1,082,994
5.00% due 05/01/2019 to 07/01/2035	5,542,030	5,318,440
5.50% due 09/01/2017 to 10/01/2035	6,023,893	5,907,451
5.763% due 04/01/2037	2,880,985	2,887,000
6.00% due 08/01/2034 to 06/01/2036	2,790,313	2,791,885
6.125% due 03/15/2012	500,000	519,596
6.375% due 06/15/2009	1,000,000	1,023,041
6.50% due 07/01/2031 to 06/01/2036	996,469	1,015,175
7.125% due 06/15/2010	300,000	316,383
7.25% due 05/15/2030	150,000	185,355

		21,661,122

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $25,525,067)		$25,289,038

FOREIGN GOVERNMENT OBLIGATIONS - 0.97%

Canada - 0.66%
Government of Canada
5.25% due 11/05/2008	150,000	150,275
5.75% due 02/15/2009	200,000	201,632

		351,907
Mexico - 0.31%
Government of Mexico
9.875% due 02/01/2010	150,000	166,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $526,065)		$518,407

CORPORATE BONDS - 22.83%

Aerospace - 0.32%
Northrop Grumman Corp.
7.75% due 03/01/2016	150,000	171,026

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Agriculture - 0.31%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	$150,000	$164,970

Automobiles - 0.39%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	200,000	206,815

Banking - 3.71%
BAC Capital Trust XI
6.625% due 05/23/2036	150,000	156,964
Bank of America Corp.
5.42% due 03/15/2017	200,000	195,050
Bank One Corp.
7.875% due 08/01/2010	250,000	267,758
KFW International Finance, Inc.
3.25% due 03/30/2009	150,000	144,742
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	291,797
US Bank NA, Series BKNT
6.375% due 08/01/2011	200,000	206,765
Wachovia Corp.
5.625% due 12/15/2008	200,000	200,830
Wells Fargo Bank NA
6.45% due 02/01/2011	500,000	517,168

		1,981,074

Building Materials & Construction - 0.22%

CRH America, Inc.
6.00% due 09/30/2016	120,000	120,327

Cable and Television - 1.31%
Comcast Corp.
5.90% due 03/15/2016	200,000	199,681
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	195,777
Time Warner, Inc.
6.50% due 11/15/2036	90,000	87,638
7.25% due 10/15/2017	200,000	215,666

		698,762

Computers & Business Equipment - 0.65%
Cisco Systems, Inc.
5.25% due 02/22/2011	150,000	149,492
International Business Machines Corp.
4.25% due 09/15/2009	200,000	195,366

		344,858

Domestic Oil - 0.39%
Devon Financing Corp., ULC
6.875% due 09/30/2011	200,000	210,112

Electrical Utilities - 1.21%
Constellation Energy Group, Inc.
7.60% due 04/01/2032	115,000	130,081
FirstEnergy Corp.
7.375% due 11/15/2031	250,000	279,739
Indiana Michigan Power Company
6.05% due 03/15/2037	90,000	88,346

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	$150,000	$150,823

		648,989

Financial Services - 5.76%
American Express Company
4.875% due 07/15/2013	250,000	242,221
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	250,000	249,493
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011	250,000	249,938
CIT Group, Inc.
4.00% due 05/08/2008	150,000	148,041
Citigroup, Inc.
5.00% due 09/15/2014	500,000	481,579
Countrywide Home Loans, Inc., Series MTNH
6.25% due 04/15/2009	150,000	151,734
General Electric Capital Corp.
6.125% due 02/22/2011	150,000	153,458
Household Finance Corp.
6.375% due 11/27/2012	100,000	103,330
HSBC Finance Corp.
8.00% due 07/15/2010	150,000	160,409
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011	200,000	199,629
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	200,000	215,999
Morgan Stanley
6.75% due 04/15/2011 (c)	250,000	260,448
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	250,000	251,613
Residential Capital Corp.
6.00% due 02/22/2011	125,000	122,834
SLM Corp., Series A
5.00% due 04/15/2015	100,000	85,925

		3,076,651

Food & Beverages - 0.85%
Kraft Foods, Inc.
5.25% due 10/01/2013	250,000	243,429
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	209,935

		453,364

Gas & Pipeline Utilities - 0.36%
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	200,000	192,059

Holdings Companies/Conglomerates - 0.46%
General Electric Company
5.00% due 02/01/2013	250,000	244,406

Insurance - 1.13%
Allstate Corp.
7.20% due 12/01/2009	400,000	416,852
MetLife, Inc.
5.70% due 06/15/2035	200,000	188,678

		605,530

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

International Oil - 0.31%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	$150,000	$165,900

Leisure Time - 0.47%
Walt Disney Company, Series MTN
5.625% due 09/15/2016	250,000	250,603

Manufacturing - 0.39%
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	210,616

Petroleum Services - 0.39%
Weatherford International, Ltd.
5.50% due 02/15/2016	215,000	207,920

Real Estate - 0.44%
Realty Income Corp.
5.95% due 09/15/2016	135,000	135,081
Vornado Realty, LP
5.60% due 02/15/2011	100,000	99,507

		234,588

Retail - 0.95%
Federated Department Stores, Inc.
6.625% due 04/01/2011	100,000	103,149
Target Corp.
7.50% due 08/15/2010	100,000	106,110
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	295,827

		505,086

Telecommunications Equipment &
Services - 1.45%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	250,000	305,491
SBC Communications, Inc.
5.625% due 06/15/2016	200,000	197,950
Verizon Communications, Inc.
7.375% due 09/01/2012	250,000	270,595

		774,036

Telephone - 1.36%
BellSouth Corp.
4.20% due 09/15/2009	200,000	194,644
British Telecommunications PLC
9.125% due 12/15/2030 (b)	250,000	335,853
Sprint Capital Corp.
6.875% due 11/15/2028	200,000	195,177

		725,674

TOTAL CORPORATE BONDS (Cost $12,393,349)		$12,193,366

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.33%

Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	700,000	711,051

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $727,617)		$711,051

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.69%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$1,437,184 on 6/01/2007,
collateralized by $1,455,000
Federal National Mortgage
Association, 6% due 12/02/2021
(valued at $1,467,659, including
interest)	$1,437,000 $	1,437,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,437,000)		$1,437,000

Total Investments (Total Bond Market Fund)
(Cost $53,600,924) - 99.17%		$52,970,073
Other Assets in Excess of Liabilities - 0.83%		445,782

TOTAL NET ASSETS - 100.00%		$53,415,855

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 0.23%
Treasury Inflation Protected
Securities (d) - 0.23%
2.00% due 01/15/2026 ***	$2,378,982	$2,192,194
2.375% due 01/15/2025 ***	980,190	957,830
3.625% due 04/15/2028 ***	253,854	299,270

		3,449,294

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,542,048)		$3,449,294

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.45%
Federal Home Loan Mortgage Corp. - 1.67%
5.50% due 12/01/2099 (b)***	12,000,000	11,711,250
6.00% TBA ** ***	13,000,000	12,975,625

		24,686,875
Federal National Mortgage
Association - 42.17%
3.719% due 07/01/2034 (b)***	600,938	601,073
4.343% due 03/01/2035 (b)***	711,337	722,461
4.368% due 11/01/2034 (b)***	1,473,281	1,473,975
4.414% due 05/01/2035 (b)***	1,670,693	1,662,507
4.460% due 01/01/2035 ***	638,527	630,763
4.836% due 06/01/2035 (b)***	2,004,446	1,993,394
5.00% TBA **	102,000,000	97,059,324
5.50% due 06/01/2035 (b)***	920,597	900,139
5.50% due 12/01/2034 to 05/01/2036 ***	182,252,526	178,272,793
5.50% TBA **	65,000,000	63,456,250
6.00% due 08/01/2036 to 04/01/2037 ***	73,999,971	73,939,833
6.00% TBA **	202,000,000	201,747,500
6.968% due 11/01/2035 (b)***	843,267	873,073

		623,333,085

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government National Mortgage
Association - 0.61%
6.00% TBA **		$9,000,000	$9,042,192

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $664,113,669)			$657,062,152

FOREIGN GOVERNMENT OBLIGATIONS - 0.47%

Brazil - 0.05%
Federative Republic of Brazil
10.25% due 01/10/2028 ***	BRL	1,200,000	725,535

Japan - 0.42%
Government of Japan
1.10% due 12/10/2016 ***	JPY	753,160,000	6,150,832

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,722,705)			$6,876,367

CORPORATE BONDS - 31.92%

Automobiles - 0.45%
DaimlerChrysler N.A. Holding Corp., Series MTN
5.69% due 03/13/2009 (b)***		$6,600,000	6,612,192

Banking - 10.68%
ANZ National International Ltd.
5.3956% due 08/07/2009 (b)***		8,000,000	7,995,616
Bank of America Corp.
5.36% due 06/19/2009 (b)***		11,100,000	11,110,145
Bank of America NA, Series BKNT
5.36% due 12/18/2008 (b)***		6,500,000	6,500,884
6.00% due 10/15/2036 ***		900,000	890,117
BNP Paribas
5.186% due 06/29/2049 (b)***		7,600,000	7,193,719
5.262% due 05/28/2008 (b)***		2,000,000	2,000,230
5.261% due 07/03/2008 ***		3,700,000	3,699,082
Credit Agricole SA/London
5.36% due 05/28/2009 (b)***		2,400,000	2,399,558
5.41% due 05/28/2010 (b)***		2,700,000	2,699,276
DnB NORBank ASA
5.4434% due 10/13/2009 (b)***		2,400,000	2,399,875
Export-Import Bank of Korea
zero coupon due 06/01/2009 ***		3,400,000	3,399,354
Fortis Bank
5.265% due 06/30/2008 (b)***		2,200,000	2,200,205
5.265% due 04/28/2008 (b)***		5,400,000	5,401,809
Fortis Bank NY
5.30% due 09/30/2008 (b)***		2,700,000	2,699,128
HSBC Bank USA, Series BKNT
5.42% due 09/21/2007 (b)***		5,000,000	5,001,675
5.50% due 06/10/2009 (b)***		900,000	902,354
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***		1,700,000	1,699,907
5.4849% due 09/15/2008 (b)***		4,300,000	4,307,891
HSBC Finance Corp., Series MTN
5.4875% due 12/05/2008 (b)***		1,600,000	1,603,619
HSBC Holdings PLC
6.50% due 05/02/2036 ***		900,000	943,517

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
ICICI Bank, Ltd.
5.895% due 01/12/2010 (b)***	$3,800,000	$3,802,816
Lehman Brothers Holdings, Inc., Series MTN
5.475% due 11/16/2009 (b)***	4,100,000	4,101,140
National Australia Bank Ltd.
5.40% due 09/11/2009 (b)***	2,500,000	2,499,963
Nordea Bank Finland, Series YCD
5.307% due 04/09/2009 ***	5,600,000	5,599,686
Nordea Bank Finland, Series YCD
5.307% due 05/28/2008 ***	2,000,000	2,000,716
Residential Capital LLC
6.46% due 05/22/2009 (b)***	3,100,000	3,099,027
Royal Bank of Canada
5.265% due 06/30/2008 ***	5,400,000	5,403,494
Royal Bank of Scotland
5.26% due 07/03/2008 ***	5,200,000	5,198,710
Royal Bank of Scotland PLC
5.4238% due 07/21/2008 (b)***	1,900,000	1,901,245
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)***	5,000,000	5,732,920
Santander US Debt SA Unipersonal
5.42563% due 11/20/2009 ***	4,700,000	4,700,559
State Street Capital Trust IV
6.355% due 06/15/2037 (b)(c)***	400,000	400,364
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)***	5,200,000	5,059,361
Unicreditio Italiano, Series YCD
5.35% due 05/06/2008 ***	12,400,000	12,400,112
Unicredito Italiano, Series YCD
5.37% due 05/29/2008 (b)***	3,100,000	3,096,374
VTB Capital SA for Vneshtorgbank
5.975% due 08/01/2008 ***	2,300,000	2,302,875
Wachovia Bank NA, Series BKNT
5.42% due 05/25/2010 (b)***	11,000,000	11,021,076
Wachovia Bank NA, Series BKNT
5.32% due 10/03/2008 ***	1,800,000	1,799,923
Wachovia Corp.
5.5056% due 10/15/2011 (b)***	1,100,000	1,101,189
Westpac Banking Corp., Series DPNT
5.31% due 06/06/2008 ***	1,600,000	1,599,824

		157,869,335

Biotechnology - 0.38%
Amgen Inc.
5.44% due 11/28/2008 (b)***	5,600,000	5,598,802

Building Materials & Construction - 0.36%
C8 Capital SPV, Ltd.
6.64% due 12/31/2049 (b)***	5,500,000	5,399,933

Cable and Television - 0.25%
Cablevision
6.87% due 03/23/2013 (b)*** (f)	990,000	991,337
Comcast Corp.
5.875% due 02/15/2018 ***	700,000	689,735
6.45% due 03/15/2037 ***	700,000	686,748
Cox Communications, Inc.
5.875% due 12/01/2016 ***	400,000	396,703

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable and Television (continued)
Time Warner Cable, Inc.
5.40% due 07/02/2012 ***	$1,000,000	$988,231

		3,752,754
Crude Petroleum & Natural Gas - 0.27%
Anadarko Petroleum Corp.
5.7549% due 09/15/2009 (b)***	4,000,000	4,008,840

Diversified Financial Services - 2.49%
General Electric Capital Corp., Series MTN
5.39% due 01/05/2009 (b)***	600,000	600,235
5.43% due 08/15/2011 (b)***	4,800,000	4,793,813
General Electric Capital Corp., Series MTNA
5.4749% due 12/15/2009 (b)***	11,000,000	11,024,079
General Electric Capital Corp., Series MTN
5.41% due 10/26/2009 (b)***	6,200,000	6,201,078
5.4281% due 01/20/2010 (b)***	2,700,000	2,703,912
TNK-BP Finance SA
6.125% due 03/20/2012 ***	500,000	491,913
Wells Fargo & Company
5.4549% due 09/15/2009 (b)(c)***	10,900,000	10,930,346

		36,745,376
Energy - 0.33%
TXU Energy Co., LLC
5.85% due 09/16/2008 (b)***	4,900,000	4,899,846

Financial Services - 13.79%
Abbey National Treasury Services PLC, Series YCD
5.275% due 07/02/2008 (b)***	5,900,000	5,900,838
American Express Bank FSB/Salt Lake City UT,
Series BKNT
5.41% due 10/20/2009 (b)***	2,600,000	2,597,936
American Express Centurion Bank, Series BKNT
5.35% due 05/07/2008 (b)***	2,800,000	2,798,466
American Express Credit Corp, Series MTN
5.38% due 11/09/2009 (b)***	2,000,000	2,000,552
American Express Credit Corp.
5.34% due 12/12/2007 (b)***	2,100,000	2,100,088
American Express Credit Corp., Series MTN
5.41% due 03/02/2009 (b)***	2,300,000	2,302,180
American Honda Finance Corp., Series MTN
5.42% due 03/09/2009 (b)***	3,900,000	3,907,312
Bear Stearns Companies, Inc.
5.505% due 04/29/2008 (b)***	5,300,000	5,308,962
Bear Stearns Companies, Inc., Series MTN
5.45% due 08/21/2009 (b)***	1,800,000	1,801,168
5.48% due 05/18/2010 (b)***	4,600,000	4,599,034
Bear Stearns Companies, Inc., Series MTNB
5.44% due 03/30/2009 (b)***	2,500,000	2,502,528
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***	1,700,000	1,663,618
Calabash Re, Ltd.
13.765% due 01/08/2010 (b)***	3,000,000	3,008,100
Caylon NY
5.34% due 01/16/2009 ***	3,900,000	3,900,402
CIT Group Holdings, Inc.
5.505% due 01/30/2009 (b)***	1,300,000	1,297,575

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
CIT Group, Inc.
5.42% due 12/19/2007 (b)***	$5,000,000	$5,000,075
CIT Group, Inc., Series MTN
5.48% due 08/17/2009 (b)***	2,300,000	2,292,330
Citigroup Funding, Inc., Series MTN
5.32% due 04/23/2009 (b)***	2,000,000	1,999,784
5.3425% due 12/08/2008 (b)***	400,000	400,074
Citigroup Global Markets Holdings, Inc., Series
MTNA
5.45% due 03/17/2009 (b)***	2,400,000	2,402,573
Citigroup, Inc.
5.3879% due 12/26/2008 (b)***	5,100,000	5,102,137
5.3925% due 12/28/2009 (b)***	1,400,000	1,399,476
5.395% due 01/30/2009 (b)***	1,500,000	1,500,267
5.405% due 05/02/2008 (b)***	5,000,000	5,004,465
6.125% due 08/25/2036 ***	3,500,000	3,501,971
GMAC LLC
6.00% due 12/15/2011 ***	400,000	389,921
Goldman Sachs Group, Inc.
5.4056% due 12/23/2008 (b)***	400,000	399,944
5.44% due 06/23/2009 (b)***	1,700,000	1,701,455
5.625% due 01/15/2017 ***	2,000,000	1,957,558
Goldman Sachs Group, Inc., Series MTN
5.4469% due 11/10/2008 (b)***	5,700,000	5,706,601
5.455% due 11/16/2009 (b)***	1,100,000	1,100,807
Goldman Sachs Group, Inc., Series MTNB
5.44% due 12/22/2008 (b)***	5,900,000	5,907,174
5.685% due 07/23/2009 (b)***	1,100,000	1,105,465
HBOS Treasury Services PLC, Series MTN
5.3969% due 07/17/2009 (b)***	3,900,000	3,899,807
International Lease Finance Corp., Series MTN
5.58% due 05/24/2010 (b)***	18,700,000	18,766,796
John Deere Capital Corp., Series MTN
5.4056% due 07/15/2008 (b)***	2,400,000	2,401,510
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036 ***	400,000	395,581
JPMorgan Chase & Co, Series MTN
5.3956% due 05/07/2010 (b)***	3,900,000	3,899,321
Korea Development Bank
5.49% due 04/03/2010 (b)***	9,900,000	9,900,406
Lehman Brothers Holdings, Inc., Series MTN
5.37% due 11/24/2008 (b)***	1,200,000	1,200,016
5.42% due 12/23/2008 (b)***	400,000	400,241
5.44% due 04/03/2009 (b)***	1,300,000	1,300,614
5.46% due 08/21/2009 (b)***	2,600,000	2,600,143
5.50% due 05/25/2010 (b)***	800,000	799,802
5.56% due 12/23/2010 (b)***	10,000,000	10,026,410
Longpoint Re Ltd.
10.61% due 05/08/2010 (b)***	1,200,000	1,197,360
Merrill Lynch & Company, Inc., Series MTN
5.40563% due 05/08/2009 (b)***	2,700,000	2,699,741
5.555% due 07/25/2011 (b)***	3,200,000	3,205,258
Merrill Lynch & Company, Inc., Series MTNB
5.445% due 01/30/2009 (b)***	3,200,000	3,202,576
Merrill Lynch & Company, Inc., Series MTNC
5.43% due 06/16/2008 (b)***	3,000,000	3,003,186

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Merrill Lynch & Company, Inc., Series MTN
5.45% due 08/14/2009 (b)***	$2,300,000	$2,301,168
Morgan Stanley, Series FMTN
5.40563% due 05/07/2009 (b)***	2,900,000	2,899,736
Morgan Stanley, Series GMTN
5.4666% due 02/09/2009 (b)***	7,200,000	7,208,568
Morgan Stanley, Series MTN
5.39% due 11/21/2008 (b)***	1,900,000	1,899,369
5.45025% due 01/15/2010 (b)***	2,400,000	2,399,702
Mystic Re, Ltd.
15.36% due 06/07/2011 (b)***	1,000,000	1,000,000
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009 (b)***	900,000	996,026
SLM Corp., Series MTNA
5.495% due 07/27/2009 (b)***	10,500,000	10,333,911
SMFG Preferred Capital
6.078% due 01/29/2049 (b)***	1,600,000	1,574,480
Societe Generale NY
5.268% due 06/30/2008 (b)***	10,600,000	10,601,537
ZFS Finance USA Trust I
5.875% due 05/09/2032 (b)***	1,100,000	1,089,062

		203,763,163

Food & Beverages - 0.14%
General Mills, Inc.
5.49% due 01/22/2010 (b)***	2,100,000	2,100,567

Insurance - 0.44%
MetLife, Inc.
6.40% due 12/15/2036 (b)***	900,000	861,540
Metropolitan Life Global Funding I, Series MTN
5.40% due 05/17/2010 (b)***	5,000,000	4,998,880
Residential Reinsurance 2007 Ltd, Series CL2
15.61% due 06/07/2010 (b)***	600,000	600,000

		6,460,420

International Oil - 0.28%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017 ***	500,000	491,094
Gaz Capital for Gazprom
6.212% due 11/22/2016 ***	500,000	498,750
Pemex Project Funding Master Trust
5.75% due 12/15/2015 ***	800,000	804,800
Transocean, Inc.
5.5906% due 09/05/2008 ***	2,300,000	2,301,302

		4,095,946

Manufacturing - 0.22%
Siemens Financieringsmaatschappij NV
5.41% due 08/14/2009 (b)***	3,200,000	3,200,854

Semiconductors - 0.13%
Sensata Technologies, Inc.
5.75% due 04/27/2013 *** (f)	2,000,000	1,999,100

Telecommunications Equipment &
Services - 0.40%
Verizon Communications, Inc.
5.40% due 04/03/2009 (b)***	5,900,000	5,901,770

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone - 1.16%
AT&T, Inc.
4.214% due 06/05/2007 ***	$3,200,000	$3,199,040
5.45% due 05/15/2008 (b)***	1,700,000	1,701,270
5.46% due 02/05/2010 (b)***	1,400,000	1,401,393
5.57% due 11/14/2008 (b)***	1,600,000	1,604,834
BellSouth Corp.
4.24% due 04/26/2008 (b)***	2,200,000	2,178,477
5.46% due 08/15/2008 (b)***	3,800,000	3,802,679
Telecom Italia Capital SA
5.9688% due 07/18/2011 (b)***	3,200,000	3,226,403

		17,114,096

Transportation - 0.15%
FedEx Corp.
5.4356% due 08/08/2007 (b)***	2,300,000	2,300,817

TOTAL CORPORATE BONDS (Cost $472,465,765)		$471,823,811

MUNICIPAL BONDS - 0.60%

Iowa - 0.08%
Tobacco Settlement Authority of Iowa, Series A
6.50% due 06/01/2023 ***	1,185,000	1,183,673

Nevada - 0.01%
Truckee Meadows Nevada Water Authority
5.00% due 07/01/2036 *** (g)	100,000	104,174

Pennsylvania - 0.31%
Pennsylvania State Higher Educational Facilties
Authority
4.75% due 07/15/2035 *** (g)	4,500,000	4,548,105

Wisconsin - 0.20%
Badger Tobacco Asset Securitization Corp.
6.125% due 06/01/2027 ***	2,770,000	2,955,479

TOTAL MUNICIPAL BONDS (Cost $8,758,392)		$8,791,431

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.03%

American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045 ***	339,673	335,659
Arkle Master Issuer PLC, Series 2006-1A, Class 1A
5.33% due 11/19/2007 ***	6,100,000	6,096,340
Bear Stearns Mortgage Funding Trust, Series
2007-AR1, Class 2A1
5.39% due 02/25/2037 (b)***	4,473,119	4,471,034
Citigroup Commercial Mortgage Trust,
Series 2006-FL2, Class A1
5.39% due 11/15/2036 (b)***	1,551,429	1,552,431
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***	1,552,498	1,565,269
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	599,251	587,611
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class A2
6.455% due 05/15/2032 ***	2,588,532	2,605,651

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
5.60% due 02/25/2037 (b)***	$7,791,738	$7,806,322
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)***	720,062	714,775
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-SP1, Class A1
5.41% due 12/25/2037 (b)***	10,548,168	10,543,221
CS First Boston Mortgage Securities Corp.,
Series 2005-C6, Class A1
4.938% due 12/15/2040 ***	1,347,442	1,334,800
Deutsche ALT-A Securities Inc Alternate Loan
Trust, Series 2007-AR1, Class A3B
5.39% due 01/25/2047 (b)***	3,228,848	3,229,842
Fannie Mae Whole Loan, Series 2003-W12, Class
2A5
4.50% due 06/25/2043 (b)***	4,927,895	4,883,810
Fannie Mae, Series 2003-21, Class M
5.00% due 02/25/2017 (b)***	738,409	728,798
Fannie Mae, Series 2003-37, Class HY
5.00% due 12/25/2016 (b)***	12,736,274	12,584,124
Federal Home Loan Mortgage Corp., Series 2637,
Class F
5.72% due 06/15/2018 (b)***	412,940	413,368
Federal Home Loan Mortgage Corp., Series 3036,
Class NA
5.00% due 07/15/2024 ***	3,977,103	3,948,312
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
5.62% due 05/15/2036 (b)***	1,900,000	1,906,033
Federal Home Loan Mortgage Corp.,
Series 2844, Class PR
5.00% due 09/15/2017 ***	808,411	806,612
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
6.214% due 02/25/2045 (b)***	320,654	319,681
Federal National Mortgage Association
4.6726% due 05/25/2035 (b)***	500,000	493,493
5.42% due 01/25/2021 (b)***	25,049,909	25,011,673
5.67% due 09/25/2042 (b)***	2,410,836	2,421,956
Federal National Mortgage Association, Series
2005-33, Class QA
5.00% due 06/25/2027 ***	2,705,467	2,679,805
Freddie Mac, Series 2002-2539, Class TE
5.00% due 12/15/2026 (b)***	5,490,680	5,459,099
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229% due 12/10/2037 (b)***	6,116,894	5,975,453
Government National Mortgage Association, Series
2003-4, Class LA
4.00% due 07/16/2027 ***	156,587	155,964
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
5.43% due 01/25/2047 (b)***	2,739,711	2,739,500

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40% due 10/25/2046 (b)***	$2,800,446	$2,800,988
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
5.44% due 11/25/2046 (b)***	1,955,691	1,955,353
LB-UBS Commercial Mortgage Trust, Series
2002-C2, Class A2
4.904% due 06/15/2026 ***	2,287,470	2,276,252
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030 ***	1,664,008	1,651,530
Lehman Brothers Floating Rate
Commercial Mortgage Trust,
Series 2006-LLFA, Class A1
5.40% due 09/15/2021 (b)***	897,906	897,807
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.76% due 12/15/2030 (b)***	6,156,568	6,180,395
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
5.38% due 10/15/2020 (b)***	1,737,622	1,738,977
Structured Asset Mortgage Investments Inc, Series
2007-AR2, Class 2A1
5.45% due 03/25/2037 (b)***	6,077,736	6,070,059
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A
5.60% due 02/25/2036 (b)***	773,305	774,436
Structured Asset Securities Corp., Series
2005-AR1, Class A3
5.42% due 09/25/2035 (b)***	1,561,260	1,561,413
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
5.43% due 12/25/2036 (b)***	2,299,038	2,297,521
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
5.44% due 08/25/2036 (b)***	5,137,757	5,131,038
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.41% due 09/15/2021 (b)***	9,866,417	9,872,630
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)***	507,432	507,397
Washington Mutual, Inc., Series 2001-7, Class A
6.21% due 05/25/2041 (b)***	424,676	426,045
Washington Mutual, Inc., Series 2005-AR19, Class
A1A1
5.59% due 12/25/2045 (b)***	4,673,842	4,685,984
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)***	2,925,556	2,885,594

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $163,246,437)		$163,084,055

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 10.70%

ACE Securities Corp., Series 2006-ASP5, Class
A2A
5.40% due 10/25/2036 (b)***	$1,730,071	$1,730,065
Argent Securities, Inc., Series 2006-M2, Class A2A
5.37% due 09/25/2036 (b)***	1,004,081	1,003,744
Bear Stearns Asset Backed Securities Inc, Series
2007-HE1, Class 21A1
5.38% due 01/25/2037 (b)***	5,334,501	5,333,669
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
5.41% due 05/25/2037 (b)***	2,000,000	2,000,000
Capital One Auto Finance Trust, Series 2006-C,
Class A1
5.34% due 12/14/2007 ***	197,777	197,779
Carrington Mortgage Loan Trust, Series 2005-NC5,
Class A2
5.64% due 10/25/2035 (b)***	4,488,074	4,495,578
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
5.37% due 11/25/2036 (b)***	1,122,044	1,122,040
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
5.375% due 10/25/2036 ***	989,851	989,900
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
5.37% due 03/25/2047 (b)***	1,960,113	1,959,968
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
5.37% due 03/25/2037 (b)***	5,034,701	5,034,963
Countrywide Asset-Backed Certificates, Series
2006-19, Class 2A1
5.38% due 03/25/2037 (b)***	2,968,132	2,968,926
Countrywide Asset-Backed Certificates, Series
2007-1, Class 2A1
5.37% due 07/25/2037 (b)***	12,562,903	12,561,895
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
5.46% due 10/25/2036 ***	2,375,959	2,375,413
Daimler Chrysler Auto Trust, Series 2006-C, Class
A2
5.33% due 05/08/2009 ***	2,923,487	2,922,414
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF9, Class 2A1
5.38% due 06/25/2036 (b)***	8,236,608	8,237,004
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2007-FF1, Class A2A
5.36% due 01/25/2038 (b)***	4,811,092	4,810,741
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF15, Class A3
5.37% due 11/25/2036 (b)***	3,360,799	3,361,571
Fremont Home Loan Trust, Series 2006-3, Class
2A1
5.39% due 02/25/2037 (b)***	1,397,393	1,397,083
GE-WMC Mortgage Securities LLC,
Series 2005-2, Class A2A
5.42% due 12/25/2035 (b)***	6,431,484	6,431,961

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

GSAMP Trust, Series 2006-FM2, Class A2A
5.39% due 09/25/2036 (b)***	$1,974,888	$1,975,069
GSAMP Trust, Series 2007-FM1, Class A2A
5.39% due 12/25/2036 (b)***	2,578,563	2,578,157
GSR Mortgage Loan Trust,
Series 2005-HEL1, Class A2A
5.42% due 11/25/2030 (b)***	387,873	387,888
Home Equity Mortgage Trust, Series 2005-HF1,
Class A2A
5.43% due 02/25/2036 (b)***	166,259	166,267
HSBC Asset Loan Obligation, Series 2007-WF1,
Class A1
5.38% due 12/25/2036 (b)***	11,505,269	11,503,474
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
5.40% due 12/25/2036 (b)***	1,382,955	1,382,950
Indymac Residential Asset Backed Trust,
Series 2005-D, Class AII1
5.42% due 03/25/2036 (b)***	416,513	416,551
JP Morgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
5.37% due 11/25/2036 (b)***	740,057	740,054
JP Morgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A2
5.37% due 08/25/2036 (b)***	1,074,266	1,074,262
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
5.60% due 10/25/2034 (b)***	283,682	283,978
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2A
5.44% due 10/25/2037 (b)***	4,939,309	4,939,293
Morgan Stanley ABS Capital I, Series 2006-NC5,
Class A2A
5.36% due 10/25/2036 ***	1,154,782	1,154,632
Morgan Stanley ABS Capital I, Series 2007-HE1,
Class A2A
5.370% due 11/25/2036 (b)***	4,889,125	4,886,448
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.39% due 03/25/2036 (b)***	1,989,839	1,989,283
Option One Mortgage Loan Trust, Series 2005-4,
Class A2
5.42% due 11/25/2035 (b)***	605,435	605,489
Option One Mortgage Loan Trust, Series 2007-1,
Class 2A1
5.37% due 01/25/2037 (b)***	3,716,298	3,715,718
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
5.632% due 10/25/2034 (b)***	4,298,464	4,305,445
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
5.40% due 10/25/2036 (b)***	3,062,292	3,062,095
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
5.39% due 11/25/2036 (b)***	4,899,959	4,899,658

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Residential Asset Securities Corp., Series
2006-KS8, Class A1
5.38% due 10/25/2036 (b)***	$6,112,984	$6,113,294
Residential Asset Securities Corp.,
Series 2006-KS6, Class A1
5.36% due 08/25/2036 (b)***	1,239,420	1,239,472
Residential Asset Securities Corp.,
Series 2006-KS9, Class AI1
5.42% due 11/25/2036 (b)***	2,748,374	2,748,525
Saxon Asset Securities Trust, Series 2006-3, Class
A1
5.38% due 11/25/2036 (b)***	1,317,665	1,317,101
SBI Heloc Trust, Series 2006-1A, Class 1A2A
5.49% due 08/25/2036 (b)***	1,605,215	1,606,469
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
5.38% due 12/25/2036 (b)***	3,620,193	3,619,628
SLM Student Loan Trust, Series 2005-1, Class A1
5.365% due 01/26/2015 (b)***	361,998	362,128
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A1
5.37% due 10/25/2036 (b)***	1,903,288	1,903,375
Specialty Underwriting & Residential Finance,
Series 2007-BC1, Class A2A
5.38% due 01/25/2038 (b)***	4,408,585	4,407,902
Structured Asset Securities Corp., Series
2005-WF3, Class A1
5.45% due 07/25/2035 (b)***	575,595	575,691
Structured Asset Securities Corp., Series
2006-BC3, Class A2
5.37% due 10/25/2036 (b)***	2,942,401	2,943,009
Structured Asset Securities Corp.,
Series 2005-S7, Class A1
5.45% due 12/25/2035 (b)***	980,386	980,470
Structured Asset Securities Corp.,
Series 2006-11, Class A1
5.345% due 10/25/2035 (b)***	2,771,289	2,751,835
Wachovia Auto Loan Owner Trust 2006-1, Series
2007-1, Class A1
5.337% due 06/20/2008 ***	3,100,000	3,100,000
Wachovia Auto Owner Trust,
Series 2005-B, Class A2
4.82% due 02/20/2009 ***	388,783	388,528
Wells Fargo Home Equity Trust, Series 2005-4,
Class AI1
5.44% due 12/25/2035 (b)***	2,397,657	2,397,272
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
5.40% due 05/25/2037 (b)***	2,700,000	2,700,000

TOTAL ASSET BACKED SECURITIES
(Cost $158,169,646)		$158,156,124

PREFERRED STOCKS - 0.02%
Banking - 0.02%

USB Capital IX * (b)***	300,000	304,213

TOTAL PREFERRED STOCKS (Cost $300,000)		$304,213

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS - 0.17%

Call Options - 0.15%
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	1,000,000	$66,390
Over The Counter European Style Call
Expiration 07/02/2007 at $3.96 *	33,000,000	0
Expiration 07/02/2007 at $3.96 *	10,000,000	0
Expiration 07/02/2007 at $3.96 *	21,000,000	0
Expiration 07/02/2007 at $4.10 *	22,000,000	0
Expiration 09/26/2008 at $4.75 *	100,000,000	289,180
Expiration 09/30/2008 at $4.75 *	137,700,000	398,201
Expiration 12/15/2008 at $4.75 *	143,700,000	392,090
Expiration 02/01/2008 at $4.75 *	41,000,000	27,093
Expiration 03/31/2008 at $4.75 *	146,500,000	260,096
Expiration 03/31/2008 at $4.75 *	52,000,000	92,321
Expiration 09/26/2008 at $4.75 *	36,000,000	104,105
Expiration 08/08/2007 at $4.80 *	30,000,000	8,547
Expiration 07/02/2007 at $4.85 *	60,000,000	636
Expiration 10/25/2007 at $4.90 *	42,000,000	43,751
Expiration 08/08/2007 at $4.90 *	15,000,000	5,958
Expiration 08/08/2007 at $4.90 *	60,000,000	5,916
Expiration 02/01/2008 at $5.00 *	82,500,000	186,574
Expiration 08/08/2007 at $5.00 *	99,000,000	13,781
Expiration 06/15/2007 at $5.0575 *	8,000,000	0
Expiration 06/15/2007 at $5.08 *	4,800,000	0
Expiration 06/15/2007 at $5.08 *	3,100,000	0
Expiration 07/02/2007 at $5.25 *	117,300,000	97,007
Expiration 03/31/2010 at $105.20 *	1,000,000	57,950
Expiration 03/31/2010 at $105.40 *	3,000,000	170,670

		2,220,266
Put Options - 0.02%
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 12/17/2007 at $91.75 *	12,500	31
Expiration 12/17/2007 at $92.00 *	1,185,000	2,962
Expiration 12/17/2007 at $92.25 *	1,262,500	3,156
Chicago Mercantile Exchange American
Purchase Put on Eurodollar
Expiration 09/17/2007 at $90.75 *	1,030,000	2,575
Expiration 06/18/2007 at $91.00 *	1,915,000	4,788
Expiration 06/18/2007 at $91.25 *	3,637,500	9,094
Expiration 09/17/2007 at $91.25 *	1,642,500	4,106
Expiration 12/17/2007 at $91.25 *	2,275,000	5,688
Expiration 03/17/2008 at $91.75 *	6,250,000	15,625
Over The Counter European Purchase Put
Expiration 03/31/2010 at $5.20 *	1,000,000	29,580
Expiration 03/31/2010 at $105.40 *	3,000,000	170,670
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	1,000,000	25,700

		273,975

TOTAL OPTIONS (Cost $5,684,421)		$2,494,241

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS - 22.80%

Bank of America Corp
5.20% due 07/20/2007 ***		$22,500,000	$22,331,163
Bank of Ireland
5.23% due 07/10/2007 ***		28,600,000	28,221,900
Bank of Ireland YCD
5.40% due 01/15/2010 ***		13,200,000	13,210,652
BNP Paribas Finance, Inc.
5.185% due 07/06/2007 ***		27,700,000	27,560,365
Calyon North America Discount Note
5.175% due 07/09/2007 ***		1,600,000	1,591,260
Cox Communications, Inc.
5.57% due 07/16/2007 ***		2,000,000	2,000,000
DaimlerChrysler North America Holding Corp.
5.345% due 06/22/2007 ***		2,600,000	2,591,894
Danske Corp.
5.21% due 06/11/2007 to 08/20/2007 ***		44,400,000	43,634,589
Dexia Credit Local SA/NY - Series YCD
5.27% due 09/29/2008 ***	EUR	13,900,000	13,892,815
Natixis Discount Commercial Paper
5.23% due 07/23/2007 ***		$9,100,000	8,973,085
Nordea Bank Finland PLC, Series YCD
5.2625% due 03/31/2008 (b)***		1,900,000	1,899,924
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008 ***		700,000	699,830
Sanpaola Imi US Financial Co.
5.225% due 08/01/2007 ***		39,700,000	39,348,517
Santander US Debt SA Unipersonal
5.40% due 09/21/2007 (b)***		1,600,000	1,600,258
Skandinaviska Enskilda Banken AB
5.22% due 06/29/2007 ***		31,000,000	30,581,965
5.27% due 07/06/2007 to 10/03/2007 ***		10,700,000	10,699,248
Societe Generale North America, Inc.
5.195% due 06/11/2007 to 08/07/2007 ***		31,100,000	30,831,384
Total SA
5.31% due 06/01/2007 ***		24,700,000	24,700,000
U.S. Treasury Bills
zero coupon due 06/14/2007 to
08/30/2007 *** ****		7,540,000	7,494,513
UBS Finance (Delaware) LLC
5.16% due 06/12/2007 ***		12,900,000	12,879,661
5.215% due 06/08/2007 ***		12,300,000	12,287,528

TOTAL SHORT TERM INVESTMENTS
(Cost $337,015,694)			$337,030,551

REPURCHASE AGREEMENTS - 4.47%

Lehman Brothers Tri-Party
Repurchase Agreement dated
05/31/2007 at 5.00% to be
repurchased at $55,007,639 on
6/01/2007, collateralized by
$55,105,206 U.S. Treasury Note,
3.625% due 01/15/2008 (valued at
$56,122,588, including interest)		$55,000,000	$55,000,000

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS (continued)

Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$11,008,406 on 6/01/2007,
collateralized by $11,565,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(valued at $11,231,928, including
interest)	$11,007,000	$11,007,000

TOTAL REPURCHASE AGREEMENTS
(Cost $66,007,000)		$66,007,000

Total Investments (Total Return Fund)
(Cost $1,886,025,777) - 126.86%		$1,875,079,239
Liabilities in Excess of Other Assets - (26.86)%		(397,009,846)

TOTAL NET ASSETS - 100.00%		$1,478,069,393

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES - 100.00%

U.S. Treasury Notes
4.625%, due 02/15/2017 ***	$4,500,000	$4,403,322
4.50%, due 05/15/2017 ***	22,400,000	$21,714,000

TOTAL U.S. TREASURY
NOTES (Proceeds $26,281,989)		$26,117,322

Total Securities Sold Short
(Proceeds $26,281,989)		$26,117,322

U.S. Global Leaders Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.57%

Biotechnology - 5.26%
Genzyme Corp. *	543,907	$35,092,880

Business Services - 6.27%
Automatic Data Processing, Inc.	840,248	41,760,326

Cosmetics & Toiletries - 8.97%
Colgate-Palmolive Company	394,967	26,446,990
Procter & Gamble Company	524,260	33,316,723

		59,763,713
Financial Services - 3.83%
State Street Corp. (c)	373,764	25,516,868

Food & Beverages - 11.84%
PepsiCo, Inc.	486,800	33,263,044
Sysco Corp.	786,143	26,037,056
The Coca-Cola Company	370,625	19,639,419

		78,939,519

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Global Leaders Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 10.74%
Johnson & Johnson	405,744	$25,671,423
Medtronic, Inc.	486,282	25,855,614
Stryker Corp.	298,000	20,058,380

		71,585,417
Holdings Companies/Conglomerates - 6.05%
General Electric Company	1,072,799	40,315,786

Hotels & Restaurants - 2.94%
Starbucks Corp. *	679,312	19,570,979

Insurance - 2.81%
American International Group, Inc.	259,114	18,744,307

Internet Retail - 3.06%
eBay, Inc. *	625,697	20,372,694

Leisure Time - 3.09%
Electronic Arts, Inc. *	421,196	20,583,848

Pharmaceuticals - 3.98%
Teva Pharmaceutical Industries, Ltd., SADR	676,073	26,502,062

Retail Grocery - 3.08%
Whole Foods Market, Inc.	499,600	20,533,560

Retail Trade - 12.29%
Costco Wholesale Corp.	360,319	20,347,214
Lowe's Companies, Inc.	849,700	27,887,154
Staples, Inc.	1,344,321	33,688,684

		81,923,052
Software - 7.46%
Microsoft Corp.	1,074,606	32,958,166
SAP AG, SADR (a)	351,000	16,756,740

		49,714,906
Telecommunications Equipment &
Services - 3.81%
QUALCOMM, Inc.	591,100	25,387,745

Trucking & Freight - 4.09%
FedEx Corp.	244,000	27,235,280

TOTAL COMMON STOCKS (Cost $623,758,094)		$663,542,942

SHORT TERM INVESTMENTS - 2.26%
John Hancock Cash Investment Trust (c)	$15,023,539	$15,023,539

TOTAL SHORT TERM INVESTMENTS
(Cost $15,023,539)		$15,023,539

REPURCHASE AGREEMENTS - 1.35%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$9,006,151 on 6/01/2007,
collateralized by $9,315,000 U.S.
Treasury Note, 4.50% due
11/30/2011 (valued at $9,186,919,
including interest)	$9,005,000	$9,005,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,005,000)		$9,005,000

Total Investments (U.S. Global Leaders Growth Fund)
(Cost $647,786,633) - 103.18%		$687,571,481
Liabilities in Excess of Other Assets - (3.18)%		(21,189,663)

TOTAL NET ASSETS - 100.00%		$666,381,818

U.S. Government Securities Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 13.45%

Treasury Inflation Protected
Securities (d) - 6.06%
2.00% due 01/15/2026	$4,778,651	$4,403,450
2.375% due 04/15/2011 to 01/15/2027	5,255,882	5,193,984
2.50% due 07/15/2016	2,053,411	2,052,931

		11,650,365
U.S. Treasury Bonds - 0.08%
6.625% due 02/15/2027	128,000	151,970

U.S. Treasury Notes - 7.31%
3.375% due 10/15/2009	2,574,000	2,487,529
4.00% due 04/15/2010 to 02/15/2014	88,000	85,715
4.375% due 11/15/2008	100,000	99,109
4.50% due 04/30/2009 to 04/30/2012	10,700,000	10,611,738
5.00% due 07/31/2008	700,000	699,782
5.125% due 05/15/2016	54,000	54,840

		14,038,713

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,140,462)		$25,841,048

U.S. GOVERNMENT AGENCY OBLIGATIONS - 76.09%

Federal Home Loan Mortgage Corp. - 4.05%
5.00% due 08/01/2033	1,557,523	1,486,621
5.00% TBA **	3,000,000	2,854,686
5.899% due 01/01/2037	2,299,842	2,303,147
6.00% due 10/01/2010 to 12/01/2028	415,838	418,917
6.50% due 12/01/2010 ***	20,392	20,544
7.00% due 02/01/2011 to 06/01/2032	641,438	662,951
9.00% due 10/01/2017	8,789	8,977
9.50% due 08/01/2020	23,434	25,519
11.75% due 12/01/2013	1,178	1,295
12.00% due 07/01/2020	7,498	8,135

		7,790,792
Federal National Mortgage
Association - 68.68%
3.5552% due 02/17/2009 (b)***	1,544,000	1,489,034
4.875% due 01/11/2008	2,280,000	2,273,851
5.00% TBA **	49,250,000	46,892,180
5.50% due 04/01/2018	570,390	567,293
5.50% due 05/01/2018 ***	1,348,586	1,341,263
5.50% TBA **	45,500,000	44,638,272
6.00% TBA **	26,310,000	26,283,719
6.50% due 02/01/2026 to 06/01/2029	271,273	277,907
6.50% due 07/01/2032 ***	1,446,548	1,494,627
6.50% TBA **	5,000,000	5,076,975
7.00% due 07/01/2022 to 01/01/2034	754,932	784,518
7.50% due 09/01/2029 to 02/01/2031	131,530	137,639
8.00% due 06/01/2017 to 03/01/2033	327,012	345,822

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
8.25% due 09/01/2008 ***	$683	$689
8.50% due 08/01/2019	132,016	140,528
8.50% due 02/01/2009 ***	253	256
8.75% due 08/01/2009 to 12/01/2009	18,057	18,264
9.00% due 05/01/2021	6,026	6,485
11.50% due 09/15/2013 to 09/01/2019	28,347	31,111
12.00% due 01/01/2013 to 04/20/2016	72,344	81,270
12.50% due 01/01/2013 to 09/20/2015	36,882	40,519
13.50% due 11/15/2014	16,980	18,917

		131,941,139
Government National Mortgage
Association - 3.36%
6.00% TBA **	5,700,000	5,727,164
6.50% due 02/15/2034 to 09/15/2034	376,150	385,912
7.50% due 03/15/2026 to 12/15/2027	168,277	176,603
8.50% due 06/15/2025	150,025	161,934
11.00% due 09/15/2015	638	705

		6,452,318

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $146,697,303)		$146,184,249

COLLATERALIZED MORTGAGE
OBLIGATIONS - 25.70%

American Home Mortgage Assets, Series 2006-3,
Class 3A12
5.51% due 10/25/2046 (b)***	1,423,420	1,426,850
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
5.40% due 06/25/2046 (b)***	1,044,818	1,044,191
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
4.9963% due 11/25/2034 (b)***	1,447,272	1,481,309
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)***	1,740,000	1,694,035
Countrywide Alternative Loan Trust, Series
2005-17, Class 2A1
5.56% due 07/25/2035 (b)***	549,662	550,285
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
5.65% due 11/20/2035 (b)***	396,198	397,596
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
5.51% due 08/25/2046 (b)***	1,721,439	1,720,481
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
5.51% due 09/25/2046 (b)***	1,607,485	1,605,698
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
5.53% due 06/25/2046 (b)***	1,091,442	1,094,148
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.52% due 07/20/2046 (b)***	1,626,832	1,627,739

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.52% due 07/20/2046 (b)***	$1,612,286	$1,616,647
Countrywide Alternative Loan Trust, Series
2006-OC2, Class 2A3
5.61% due 02/25/2036 (b)***	1,000,000	1,004,122
Countrywide Home Loans, Series 2006-OA5, Class
1A1
5.52% due 04/25/2046 (b)***	795,727	796,527
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	240,246	213,460
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% IO due 01/15/2023 ***	792,771	17,368
Federal National Mortgage Association Whole
Loan, Series 2003-W12, Class 2A7
4.68% due 06/25/2043	5,000,000	4,791,385
Federal National Mortgage Association Whole
Loan, Series 2005-W3, Class 2AF
5.54% due 03/25/2045 (b)***	630,319	631,384
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
6.1626% due 01/25/2043 (b)***	984,031	1,004,742
Federal National Mortgage Association, Series
1998-M4, Class C
6.527% due 05/25/2030	551,722	551,200
Harborview Mortgage Loan Trust, Series 2005-7,
Class 1A1
6.226% due 06/19/2045 (b)***	596,896	600,067
Impac CMB Trust, Series 2004-5, Class 1A1
5.68% due 10/25/2034 (b)***	1,160,614	1,161,372
Impac Secured Assets Corp., Series 2005-2,
Class A1
5.64% due 03/25/2036 (b)***	1,242,475	1,246,781
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	2,490,000	2,453,136
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	2,280,000	2,228,891
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.51% due 05/25/2046 (b)***	1,345,736	1,344,403
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
4.6148% due 12/25/2034 (b)	233,227	236,055
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
5.39% due 06/25/2036 (b)***	963,632	963,194
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.51% due 09/25/2046 (b)***	1,287,378	1,289,449
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
5.50% due 07/25/2036 (b)***	1,643,222	1,646,317

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
5.53% due 08/25/2036 (b)***	$1,731,655	$1,735,462
Thornburg Mortgage Securities Trust, Series
2005-3, Class A3
5.58% due 10/25/2035 (b)***	1,638,120	1,638,867
Thornburg Mortgage Securities Trust, Series
2005-4, Class A4
5.52% due 12/25/2035 (b)***	1,815,954	1,813,890
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.425% due 06/25/2036 (b)***	1,701,541	1,699,329
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.43% due 06/25/2036 (b)***	1,700,271	1,694,164
Washington Mutual, Inc., Series 2005-AR13, Class
A1B3
5.68% due 10/25/2045 (b)***	787,289	789,471
Washington Mutual, Inc., Series 2005-AR17,
Class A1A1
5.59% due 12/25/2045 (b)***	1,084,673	1,087,906
Washington Mutual, Inc., Series 2005-AR8, Class
2A1A
5.61% due 07/25/2045 (b)***	1,190,634	1,192,366
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
5.45% due 08/25/2036 (b)***	1,292,604	1,291,457

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $49,504,648)		$49,381,744

ASSET BACKED SECURITIES - 20.25%

ACE Securities Corp., Series 2006-GP1, Class A
5.45% due 02/25/2031 (b)***	1,226,371	1,225,694
ACE Securities Corp., Series 2006-SL3, Class A1
5.42% due 06/25/2036 (b)***	1,097,922	1,097,829
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
5.80% due 06/25/2034 (b)***	260,215	261,720
Amortizing Residential Collateral Trust, Series
2001-BC6, Class A
5.67% due 10/25/2031 (b)***	679,388	679,645
CIT Equipment Collateral, Series 2006-VT1, Class
A2
5.13% due 03/20/2008 ***	400,147	399,880
Countrywide Asset-Backed Certificates, Series
2002-BC2, Class A
5.86% due 04/25/2032 (b)***	426,990	427,119
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
5.61% due 02/15/2034 (b)***	1,089,825	1,091,842
Countrywide Home Equity Loan Trust, Series
2005-E, Class 2A
5.54% due 11/15/2035 (b)***	365,192	365,143
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
5.46% due 07/15/2036 (b)	1,335,491	1,335,267

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4E1B
5.58% due 06/15/2029 (b)***	$1,223,330	$1,223,420
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4F1B
5.58% due 05/15/2034 (b)***	1,253,652	1,253,689
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
5.58% due 05/25/2036 (b)***	1,169,328	1,170,607
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
5.53% due 11/25/2036 (b)***	1,900,000	1,898,488
GSAA Home Equity Trust, Series 2005-5, Class A4
5.59% due 02/25/2035 (b)***	1,333,915	1,335,374
GSAMP Trust, Series 2006-S4, Class A1
5.41% due 05/25/2036 (b)***	1,164,341	1,164,394
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.45% due 06/25/2036 (b)***	1,236,036	1,235,937
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
5.60% due 08/25/2045 (b)***	1,612,659	1,614,251
Morgan Stanley ABS Capital I, Series 2005-WMC2,
Class A1MZ
5.57% due 02/25/2035 (b)***	74,834	74,846
Morgan Stanley ABS Capital I, Series 2005-WMC3,
Class A1MZ
5.58% due 03/25/2035 (b)***	139,237	139,284
Morgan Stanley ABS Capital I, Series 2005-WMC4,
Class A1MZ
5.58% due 04/25/2035 (b)***	305,360	305,518
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
5.35% due 07/25/2036 (b)***	928,700	928,697
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.47% due 03/25/2036 (b)***	974,208	974,346
SACO I Trust, Inc., Series 2006-6, Class A
5.45% due 06/25/2036 (b)***	1,158,967	1,158,153
SACO I Trust, Inc., Series 2006-7, Class A1
5.45% due 07/25/2036 (b)***	1,251,278	1,250,714
SLM Student Loan Trust, Series 2006-5, Class A2
5.345% due 07/25/2017 (b)***	1,900,000	1,900,125
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.43% due 02/25/2036 (b)***	1,196,166	1,195,156
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
5.58% due 03/25/2036 (b)***	1,528,918	1,528,918
Washington Mutual, Inc., Series 2007-HE3, Class
2A1
5.41% due 05/25/2047 (b)	2,300,000	2,301,348
Washington Mutual, Inc., Series 2007-HE3, Class
2A2
5.49% due 05/25/2047 (b)	2,300,000	2,302,552

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Washington Mutual, Inc., Series 2007-HE3, Class
2A4
5.61% due 05/25/2047 (b)	$1,200,000	$1,203,923
Lehman XS Trust, Series 2006-2N, Class 1A1
5.58% due 02/25/2046 (b)***	1,317,908	1,321,815
Lehman XS Trust, Series 2006-GP3, Class 3A1A
5.39% due 06/25/2046 (b)***	1,474,840	1,473,870
Lehman XS Trust, Series 2006-GP4, Class 3A1A
5.39% due 08/25/2046 (b)***	1,535,950	1,534,991
RAAC Series, Series 2006-RP3, Class A
5.59% due 05/25/2036 (b)***	1,520,071	1,521,972

TOTAL ASSET BACKED SECURITIES
(Cost $38,896,793)		$38,896,527

SHORT TERM INVESTMENTS - 0.33%

Federal National Mortgage Association Discount
Notes
zero coupon due 06/27/2007 ****	$300,000	$298,887
U.S. Treasury Bills
zero coupon due 07/19/2007 ****	330,000	327,866

TOTAL SHORT TERM INVESTMENTS
(Cost $626,753)		$626,753

REPURCHASE AGREEMENTS - 32.90%

Merrill Lynch Tri-Party Repurchase
Agreement dated 05/31/2007 at
5.21% to be repurchased at
$63,209,146 on 06/01/2007,
collateralized by $20,000,000
Federal Home Loan Bank, 5.125%
due 03/14/2036, 6.080% due
12/11/2026, 6.180% due
11/09/2026 (valued at
$20,157,965, including interest)
and $5,000,000 Federal Home
Loan Mortgage Corp., 6.25% due
07/15/2032 (valued at $5,798,436,
including interest) and
$35,550,000 Federal National
Mortgage Association, 7.125% due
01/15/2030, 6.000% due
10/05/2026, 6.210% due
06/05/2036, 6.625% due
11/15/2030 (valued at
$39,567,262, including interest)	$63,200,000	$63,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $63,200,000)		$63,200,000

Total Investments (U.S. Government Securities Fund)
(Cost $325,065,959) - 168.72%		$324,130,321
Liabilities in Excess of Other Assets - (68.72)%		(132,018,605)

TOTAL NET ASSETS - 100.00%		$192,111,716

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 95.29%

Advertising - 1.34%
R.H. Donnelley Corp.
10.875% due 12/15/2012	$425,000	$457,406
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,300,000	1,400,750
Sheridan Group, Inc.
10.25% due 08/15/2011	1,500,000	1,571,250
Vertis, Inc.
9.75% due 04/01/2009	1,717,000	1,759,925

		5,189,331
Aerospace - 0.35%
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015	155,000	163,525
9.75% due 04/01/2017	175,000	187,250
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	155,000	163,525
Hawker Beechcraft Corp., Letter of Credit
5.25% due 03/26/2014 (b)(f)	39,007	39,202
Hawker Beechcraft Corp., Tranche B
7.32% due 03/26/2014 (b)(f)	460,993	463,229
TransDigm, Inc.
7.75% due 07/15/2014	85,000	88,400
7.75% due 07/15/2014	240,000	249,600

		1,354,731
Agriculture - 0.33%
Mosaic Company
7.375% due 12/01/2014	600,000	625,500
7.625% due 12/01/2016	600,000	637,500

		1,263,000
Air Travel - 0.48%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	344,343	352,091
Delta Airlines, Inc., Tranche B2
8.605% due 04/30/2014 (b)(f)	1,000,000	1,000,000
U.S. Airways Group, Inc.
7.85% due 03/31/2011 (b)(f)	500,000	503,180

		1,855,271
Aluminum - 0.01%
Novelis, Inc.
7.25% due 02/15/2015	20,500	21,628

Apparel & Textiles - 0.53%
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)	750,000	778,125
Levi Strauss & Company
12.25% due 12/15/2012	750,000	815,625
Phillips-Van Heusen Corp.
7.25% due 02/15/2011	450,000	460,688

		2,054,438
Auto Parts - 0.28%
Delphi Corp., Tranche C
8.125% due 12/31/2007 (b)(f)	1,100,000	1,104,587

Auto Services - 0.68%
Hertz Corp.
8.875% due 01/01/2014	500,000	538,125

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Auto Services (continued)
Hertz Corp. (continued)
10.50% due 01/01/2016	$225,000	$253,969
Penhall International Corp.
12.00% due 08/01/2014	1,675,000	1,842,500

		2,634,594
Automobiles - 2.01%
Asbury Automotive Group, Inc.
7.625% due 03/15/2017	1,025,000	1,025,000
8.00% due 03/15/2014	460,000	470,350
AutoNation, Inc.
7.3556% due 04/15/2013 (b)	200,000	202,000
CSK Automotive, Inc.
8.353% due 06/30/2012 (b)(f)	498,750	498,750
Ford Motor Company
7.45% due 07/16/2031	870,000	715,575
Ford Motor Company, Tranche B
8.36% due 11/29/2013 (b)(f)	149,625	150,758
General Motors Corp.
8.375% due 07/15/2033	1,495,000	1,390,350
Group 1 Automotive, Inc.
8.25% due 08/15/2013	700,000	726,250
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	1,258,000	1,319,327
United Auto Group, Inc.
7.75% due 12/15/2016	1,300,000	1,313,000

		7,811,360
Banking - 0.24%
Chevy Chase Bank
6.875% due 12/01/2013	900,000	913,500

Broadcasting - 1.14%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	2,050,000	2,173,000
Bonten Media Acquisition Company, PIK
9.00% due 06/01/2015	300,000	302,250
Fisher Communications, Inc.
8.625% due 09/15/2014	1,300,000	1,395,875
Muzak Finance Corp.
13.00% due 03/15/2010	700,000	560,875

		4,432,000
Building Materials & Construction - 0.34%
Brand Services, Inc.
12.00% due 10/15/2012	311,000	341,322
Esco Corp.
8.625% due 12/15/2013	325,000	347,750
9.235% due 12/15/2013 (b)	625,000	650,000

		1,339,072
Business Services - 4.31%
Adesa, Inc., Tranche KAR
7.57% due 09/22/2013 (b)(f)	900,000	905,625
Affinity Group, Inc.
9.00% due 02/15/2012	900,000	945,000
10.875% due 02/15/2012	450,000	477,000
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	651,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Business Services (continued)
Education Management Corp., Tranche C
7.125% due 05/24/2013 (b)(f)	$992,500	$995,865
Reynolds & Reynolds Company,Tranche 2
10.85% due 10/24/2013 (b)(f)	1,125,000	1,148,906
Reynolds & Reynolds Company,Tranche 3
12.85% due 10/24/2014 (b)(f)	625,000	642,187
Riverdeep Interactive Learning USA, Inc., Tranche B
8.10% due 11/28/2013 (b)(f)	1,497,231	1,504,402
Rural/Metro Corp.
9.875% due 03/15/2015	1,250,000	1,340,625
SunGard Data Systems, Inc.
3.75% due 01/15/2009	125,000	120,625
4.875% due 01/15/2014	600,000	546,000
9.125% due 08/15/2013	2,865,000	3,044,063
10.25% due 08/15/2015	2,900,000	3,171,875
Williams Scotsman International, Inc.
8.50% due 10/01/2015	1,145,000	1,216,563

		16,709,736
Cable and Television - 5.52%
Charter Communications Holdings LLC
8.75% due 11/15/2013	600,000	630,000
Charter Communications Operating LLC
8.00% due 04/30/2012	3,675,000	3,854,156
8.375% due 04/30/2014	3,900,000	4,095,000
Charter Communications Operating LLC, Tranche 3
7.85% due 03/01/2014 (b)(f)	750,000	751,410
Charter Communications Operating LLC, Tranche
B1
7.36% due 03/06/2014 (b)(f)	1,250,000	1,250,000
CSC Holdings, Inc.
7.07% due 03/23/2013 (b)(f)	2,622,011	2,625,551
7.25% due 07/15/2008	600,000	607,500
7.875% due 12/15/2007	1,200,000	1,213,500
DirecTV Holdings LLC
6.375% due 06/15/2015	200,000	194,000
8.375% due 03/15/2013	1,980,000	2,088,900
EchoStar DBS Corp.
7.125% due 02/01/2016	1,500,000	1,539,375
Videotron Ltee.
6.375% due 12/15/2015	950,000	938,125
6.875% due 01/15/2014	1,615,000	1,631,150

		21,418,667
Cellular Communications - 5.22%
Centennial Communications Corp.
8.125% due 02/01/2014	403,000	420,127
10.00% due 01/01/2013	2,025,000	2,197,125
10.75% due 12/15/2008	10,000	10,050
Cricket Communications, Inc.
9.375% due 11/01/2014	1,400,000	1,484,000
Dobson Communications Corp.
8.375% due 11/01/2011	1,309,000	1,394,085
8.375% due 11/01/2011	2,450,000	2,609,250
8.875% due 10/01/2013 (a)	3,500,000	3,683,750
9.875% due 11/01/2012	400,000	437,000

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cellular Communications (continued)
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	$2,600,000	$2,756,000
Rural Cellular Corp.
8.25% due 03/15/2012	1,500,000	1,578,750
8.36% due 06/01/2013 (b)	1,050,000	1,050,000
9.875% due 02/01/2010	2,500,000	2,628,125

		20,248,262
Chemicals - 1.98%
Arizona Chemical Company, Tranche 2
10.86% due 02/28/2014 (b)(f)	250,000	252,658
Arizona Chemical Company, Tranche B
7.36% due 02/28/2013 (b)(f)	250,000	251,095
Celanese Holdings LLC, Letter of Credit
7.09938% due 04/02/2014 (b)(f)	625,008	628,233
Celanese Holdings LLC, Tranche B
5.32% due 04/02/2014 (b)(f)	124,992	125,637
Chemtura Corp.
6.875% due 06/01/2016	825,000	813,656
Equistar Chemicals LP
8.75% due 02/15/2009	750,000	781,875
10.125% due 09/01/2008	250,000	263,125
Huntsman International LLC
7.875% due 11/15/2014	475,000	499,344
Innophos, Inc.
8.875% due 08/15/2014	2,000,000	2,110,000
Lyondell Chemical Company
6.875% due 06/15/2017	195,000	195,244
8.00% due 09/15/2014	384,000	406,080
8.25% due 09/15/2016	641,000	693,882
Momentive Performance Materials, Inc.
10.125% due 12/01/2014	625,000	653,125

		7,673,954
Commercial Services - 1.43%
Aramark Corp.
8.50% due 02/01/2015	750,000	788,438
Deluxe Entertainment Services, Inc., Tranche 1
7.51748% due 05/11/2013 (b)(f)	350,000	350,000
Mac-Gray Corp.
7.625% due 08/15/2015	2,250,000	2,283,750
Mobile Mini, Inc.
6.875% due 05/01/2015	475,000	474,406
Pegasus Solutions, Inc.
10.50% due 04/15/2015	925,000	925,000
Safety-Kleen, Corp., Letter of Credit
5.375% due 07/27/2013 (b)(f)	152,542	152,542
Safety-Kleen, Corp., Tranche B
7.875% due 07/27/2013 (b)(f)	581,822	581,822

		5,555,958
Computers & Business Equipment - 0.41%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	1,600,000	1,582,000

Containers & Glass - 1.14%
Crown Holdings, Inc.
8.00% due 04/15/2023	1,750,000	1,754,375

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Graham Packaging Company
8.50% due 10/15/2012	$600,000	$612,000
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	1,200,000	1,266,000
Owens-Illinois, Inc.
7.80% due 05/15/2018	750,000	789,375

		4,421,750
Correctional Facilities - 0.70%
Corrections Corp. of America
6.25% due 03/15/2013	725,000	716,844
6.75% due 01/31/2014	1,335,000	1,346,681
Geo Group, Inc.
8.25% due 07/15/2013	625,000	653,125

		2,716,650
Crude Petroleum & Natural Gas - 4.05%
AmeriGas Partners LP
7.125% due 05/20/2016	1,750,000	1,771,875
7.25% due 05/20/2015	75,000	76,500
Calfrac Holdings LP
7.75% due 02/15/2015	1,125,000	1,113,750
Chaparral Energy, Inc.
8.875% due 02/01/2017	975,000	989,625
Chesapeake Energy Corp.
6.625% due 01/15/2016	400,000	405,500
6.875% due 01/15/2016	600,000	609,000
6.875% due 11/15/2020	1,000,000	1,010,000
7.50% due 09/15/2013	800,000	834,000
7.50% due 06/15/2014	1,355,000	1,417,669
7.75% due 01/15/2015	140,000	145,950
Coffeyville Resources, Inc., Letter of Credit
5.24938% due 12/28/2010 (b)(f)	129,730	130,648
Coffeyville Resources, Inc., Tranche B
8.34953% due 03/09/2013 (b)(f)	668,595	673,328
PetroHawk Energy Corp.
9.125% due 07/15/2013	800,000	860,000
Ram Energy, Inc., Tranche B
11.10% due 04/03/2011 (b)(f)	850,000	850,000
Sabine Pass LNG LP
7.50% due 11/30/2016	4,700,000	4,817,500

		15,705,345
Domestic Oil - 0.41%
Alon USA LP
7.6053% due 06/07/2013 (b)(f)	992,500	997,463
Eagle Rock Energy, Inc.
8.09938% due 12/01/2012 (b)(f)	369,139	369,139
Petroleum Geo-Services, Inc., Tranche B
7.60% due 12/16/2012 (b)(f)	214,963	216,844

		1,583,446
Electrical Utilities - 1.13%
Calpine Corp., Tranche B
7.59% due 03/29/2009 (b)(f)	2,125,000	2,133,968
Nevada Power Company, Series M
5.95% due 03/15/2016	250,000	248,591

The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Nevada Power Company, Series O
6.50% due 05/15/2018	$1,250,000	$1,282,215
Reliant Energy, Inc.
9.25% due 07/15/2010	20,500	21,499
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	375,000	373,652
Sierra Pacific Resources
8.625% due 03/15/2014	296,000	318,011

		4,377,936
Electronics - 0.78%
Communications & Power Industries, Inc.
8.00% due 02/01/2012	710,000	724,200
L-3 Communications Corp.
5.875% due 01/15/2015	950,000	926,250
6.125% due 07/15/2013	7,000	6,930
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,365,000	1,361,587

		3,018,967
Energy - 2.15%
Covanta Energy Corp., Letter of Credit
5.24% due 02/02/2014 (b)(f)	346,392	346,825
Covanta Energy Corp., Tranche B
6.875% due 02/02/2014 (b)(f)	703,608	704,488
NRG Energy, Inc.
7.25% due 02/01/2014	500,000	513,750
7.35% due 02/02/2013 (b)(f)	1,317,168	1,318,590
7.375% due 02/01/2016	3,450,000	3,579,375
7.375% due 01/15/2017	800,000	832,000
Sandridge Energy, Inc.
8.625% due 03/07/2015 (b)(f)	1,000,000	1,035,000

		8,330,028
Financial Services - 11.32%
BLB Holding Corp., - Wembley Tranche 2
9.63% due 06/30/2011 (b)(f)	275,000	277,750
Consolidated Communications Holdings, Inc.
9.75% due 04/01/2012	500,000	530,000
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012	10,000,000	9,868,000
El Paso Performance-Linked Trust
7.75% due 07/15/2011	850,000	898,875
Emdeon Business Services LLC, Tranche 1B
7.60% due 11/16/2013 (b)(f)	495,439	499,155
Emdeon Business Services LLC, Tranche 2
10.35% due 05/16/2014 (b)(f)	1,000,000	1,020,000
Ford Motor Credit Company
7.00% due 10/01/2013	1,950,000	1,866,142
7.25% due 10/25/2011	430,000	423,078
8.00% due 12/15/2016	5,850,000	5,806,774
General Motors Acceptance Corp.
6.75% due 12/01/2014	800,000	797,435
8.00% due 11/01/2031	5,680,000	6,240,065
HCP Acquisition Inc., Tranche 2
9.610% due 02/13/2015 (b)(f)	425,000	427,125

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
KAR Holdings, Inc.
8.75% due 05/01/2014	$350,000	$357,000
10.00% due 05/01/2015	1,685,000	1,727,125
Linsco/Private Ledger Corp., Tranche B
7.85% due 06/27/2013 (b)(f)	1,587,895	1,595,835
NASDAQ Stock Market, Inc., Tranche B
7.07% due 04/18/2012 (b)(f)	485,645	486,655
NASDAQ Stock Market, Inc., Tranche C
7.07% due 04/18/2012 (b)(f)	281,517	282,103
NCO Group, Inc.
11.875% due 11/15/2014	1,500,000	1,548,750
NCO Group, Inc., Tranche B
8.3551% due 11/09/2013 (b)(f)	498,750	501,867
NSG Holdings, Inc.
7.75% due 12/15/2025	1,350,000	1,420,875
Thornburg Mortgage, Inc.
8.00% due 05/15/2013	500,000	495,000
TPF Generation Holdings LLC, Tranche 2
9.60% due 12/15/2014 (b)(f)	800,000	813,168
TRAINS HY-2006 -1
7.548% due 05/01/2016	1,865,500	1,894,005
VNU, Inc., Tranche B
7.60656% due 08/07/2013 (b)(f)	2,582,262	2,604,056
Wimar Landco LLC, Tranche B
7.60% due 07/03/2008 (b)(f)	750,000	754,530
Wimar Operating Company LLC, Tranche B
7.60% due 01/03/2012 (b)(f)	742,659	748,645

		43,884,013
Food & Beverages - 3.14%
Beverages & More, Inc.
9.25% due 03/01/2012	900,000	920,250
Dean Foods Company
6.90% due 10/15/2017	700,000	684,250
Dean Foods Company, Tranche B
6.875% due 03/01/2014 (b)(f)	1,500,000	1,503,540
Del Monte Corp.
8.625% due 12/15/2012	1,425,000	1,496,250
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,460,000	1,445,400
8.625% due 05/01/2009	1,500,000	1,530,000
8.875% due 03/15/2011 (a)	1,040,000	1,060,800
Pilgrim's Pride Corp.
7.625% due 05/01/2015	900,000	924,750
8.375% due 05/01/2017	620,000	638,600
Supervalu, Inc., Tranche B
6.840% due 05/30/2012 (b)(f)	1,980,000	1,989,346

		12,193,186
Funeral Services - 0.57%
Service Corp. International
6.75% due 04/01/2016	500,000	491,875
7.00% due 06/15/2017	1,550,000	1,540,312
7.50% due 04/01/2027	170,000	168,300

		2,200,487

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities - 1.04%
Kinder Morgan Finance Company ULC
6.40% due 01/05/2036	$125,000	$114,699
Kinder Morgan, Inc.
7.45% due 03/01/2098	825,000	795,516
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	600,000	631,500
Northwest Pipeline Corp.
7.00% due 06/15/2016	250,000	266,250
Targa Resources, Inc.
7.35629% due 10/31/2012 (b)(f)	472,641	476,777
Williams Companies, Inc.
7.3494% due 10/01/2010 (b)	500,000	518,750
8.75% due 03/15/2032	1,050,000	1,249,500

		4,052,992
Healthcare Products - 0.77%
Cooper Company, Inc.
7.875% due 02/15/2015	2,100,000	2,142,000
Encore Medical Finance LLC
11.75% due 11/15/2014	775,000	827,313

		2,969,313
Healthcare Services - 1.61%
Ameripath, Inc.
10.50% due 04/01/2013	1,084,000	1,181,560
Carestream Health, Inc., Tranche B
7.34% due 04/30/2013 (b)(f)	900,000	902,250
Carestream Health, Inc., Tranche B2
10.59% due 10/30/2013 (b)(f)	500,000	505,000
Centene Corp.
7.25% due 04/01/2014	1,375,000	1,388,750
DaVita, Inc.
6.625% due 03/15/2013	500,000	502,500
Healthsouth Corp.
10.75% due 06/15/2016	750,000	825,000
Healthsouth Corp., Tranche B
7.84945% due 03/10/2013 (b)(f)	929,147	935,771

		6,240,831
Hotels & Restaurants - 2.03%
Denny's Corp.
10.00% due 10/01/2012	975,000	1,038,375
Gaylord Entertainment Company
6.75% due 11/15/2014	1,005,000	1,005,000
O'Charleys, Inc.
9.00% due 11/01/2013	3,500,000	3,718,750
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	2,000,000	2,100,000

		7,862,125
Household Appliances - 0.36%
ALH Finance LLC
8.50% due 01/15/2013	1,400,000	1,403,500

Household Products - 0.13%
Huish Detergents, Inc., Tranche 2
9.57% due 04/26/2014 (b)(f)	500,000	500,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial Machinery - 1.53%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	$200,000	$206,000
Altra Industrial Motion, Inc., Priv Placement
9.00% due 12/01/2011	950,000	978,500
Baldor Electric Company
8.625% due 02/15/2017	600,000	645,000
Baldor Electric Company, Tranche B
7.125% due 01/31/2014 (b)(f)	226,303	227,491
H&E Equipment Services, Inc.
8.375% due 07/15/2016	1,375,000	1,485,000
Neff Corp.
10.00% due 06/01/2015	750,000	766,875
11.25% due 06/15/2012	1,415,000	1,641,400

		5,950,266
Insurance - 0.97%
Affirmative Insurance Holdings Company, Inc.
8.8288% due 01/12/2014 (b)(f)	748,125	749,995
Kepler Holdings, Ltd.
10.850% due 06/30/2009 (b)(f)	500,000	503,750
Panther RE Bermuda, Ltd., Tranche B
9.86% due 11/30/2010 (b)(f)	500,000	503,125
USI Holdings Corp.
9.75% due 05/15/2015	2,000,000	2,025,000

		3,781,870
Leisure Time - 4.26%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	1,057,000	1,121,741
Bombardier Recreational Products, Inc., Tranche B
7.860% due 06/26/2013 (b)(f)	774,684	780,494
Chukchansi Economic Development Authority
8.00% due 11/15/2013	1,203,000	1,245,105
8.8769% due 11/15/2012 (b)	275,000	281,188
Majestic Star Casino LLC
9.50% due 10/15/2010	1,040,000	1,092,000
Mandalay Resort Group, Inc.
6.50% due 07/31/2009	350,000	353,500
MGM Mirage, Inc.
6.00% due 10/01/2009	1,500,000	1,492,500
8.50% due 09/15/2010	1,250,000	1,331,250
Mohegan Tribal Gaming Authority
6.125% due 02/15/2013	670,000	658,275
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	528,750
9.75% due 04/01/2010	400,000	418,500
Penn National Gaming, Inc.
6.875% due 12/01/2011	810,000	816,075
River Rock Entertainment Authority
9.75% due 11/01/2011	1,050,000	1,110,375
San Pasqual Casino Development Group
8.00% due 09/15/2013	975,000	1,004,250
Seminole Hard Rock Entertainment, Inc.
7.8475% due 03/15/2014 (b)	650,000	666,250
Speedway Motorsports, Inc.
6.75% due 06/01/2013	900,000	897,750

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Station Casinos, Inc.
6.00% due 04/01/2012	$1,555,000	$1,508,350
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,215,000	1,219,556

		16,525,909
Liquor - 0.52%
Constellation Brands, Inc.
7.25% due 09/01/2016	1,750,000	1,763,125
7.25% due 05/15/2017	250,000	251,562

		2,014,687
Manufacturing - 0.03%
Susser Holdings LLC
10.625% due 12/15/2013	112,000	123,200

Medical-Hospitals - 3.25%
HCA, Inc.
6.25% due 02/15/2013	20,000	18,625
7.60% due 11/01/2013 (b)(f)	1,147,125	1,159,835
7.875% due 02/01/2011	885,000	914,869
9.125% due 11/15/2014	600,000	651,000
9.25% due 11/15/2016	2,450,000	2,685,812
Multiplan, Inc.
10.375% due 04/15/2016	1,950,000	2,076,750
Skilled Healthcare Group, Inc.
11.00% due 01/15/2014	515,000	580,663
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	725,000	761,250
Tenet Healthcare Corp.
6.375% due 12/01/2011	2,000,000	1,882,500
6.875% due 11/15/2031	657,000	525,600
United Surgical Partners International, Inc.
8.875% due 05/01/2017	800,000	827,000
X-Rite, Inc., Tranche 2
10.3475% due 06/30/2013 (b)(f)	500,000	505,000

		12,588,904
Mining - 1.34%
Freeport-McMoRan Copper & Gold, Inc.
7.07% due 03/19/2014 (b)(f)	517,600	517,600
7.820% due 07/01/2007 (b)(f)	1,000,000	999,170
8.25% due 04/01/2015	450,000	485,438
8.375% due 04/01/2017	2,925,000	3,195,562

		5,197,770
Office Furnishings & Supplies - 0.09%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	350,000	364,875

Paper - 1.83%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	450,000	432,000
Domtar Inc., Tranche B
6.735% due 03/02/2014 (b)(f)	625,000	624,219
Georgia-Pacific Corp.
7.125% due 01/15/2017	850,000	847,875
Georgia-Pacific Corp., Tranche B
7.09277% due 02/14/2013 (b)(f)	1,683,775	1,693,086

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Paper (continued)
Georgia-Pacific Corp., Tranche B2
7.09% due 12/22/2012 (b)(f)	$1,950,000	$1,960,803
Neenah Paper, Inc.
7.375% due 11/15/2014	800,000	788,000
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	739,500

		7,085,483
Petroleum Services - 0.82%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	925,000	941,188
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	175,000	183,094
7.75% due 05/15/2017	175,000	184,625
Hanover Compressor Company
8.625% due 12/15/2010	359,000	374,257
Hanover Equipment Trust
8.75% due 09/01/2011	575,000	593,687
Hanover Equipment Trust, Series B
8.50% due 09/01/2008	500,000	501,250
Tesoro Corp.
6.50% due 06/01/2017	400,000	400,500

		3,178,601
Pharmaceuticals - 0.41%
Omnicare, Inc.
6.875% due 12/15/2015	1,605,000	1,580,925

Publishing - 3.26%
Dex Media East LLC
9.875% due 11/15/2009	1,500,000	1,560,000
12.125% due 11/15/2012	300,000	325,500
Dex Media West LLC
9.875% due 08/15/2013	400,000	434,500
Idearc, Inc.
8.00% due 11/15/2016	4,025,000	4,165,875
Idearc, Inc., Tranche B
7.35% due 11/01/2014 (b)(f)	2,369,063	2,386,001
Medianews Group, Inc.
6.375% due 04/01/2014	750,000	663,750
6.875% due 10/01/2013	400,000	368,000
Nielsen Finance LLC
zero coupon, Step up to 12.5% on
08/01/2011 due 08/01/2016	850,000	618,375
Primedia, Inc.
8.00% due 05/15/2013	830,000	877,725
Reader's Digest Association, Inc.
9.00% due 02/15/2017	500,000	491,875
Tribune Company, Tranche B
8.38% due 05/30/2014 (b)(f)	750,000	744,375

		12,635,976
Railroads & Equipment - 0.85%
Greenbrier Companies, Inc.
8.375% due 05/15/2015	1,020,000	1,030,200
RailAmerica, Inc., Tranche T1
7.61% due 08/14/2008 (b)(f)	2,250,000	2,251,418

		3,281,618

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate - 2.31%
BF Saul, REIT
7.50% due 03/01/2014	$2,050,000	$2,070,500
Capital Automotive LP, REIT
7.070% due 12/16/2010 (b)(f)	669,789	675,094
Host Marriott LP, REIT
7.125% due 11/01/2013	250,000	256,250
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	1,100,000	1,119,250
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	2,800,000	2,838,500
Rouse Company LP, REIT
6.75% due 05/01/2013	2,000,000	2,015,766

		8,975,360
Retail - 1.51%
Carrols Corp.
9.00% due 01/15/2013	570,000	587,100
Ferrellgas Escrow LLC
6.75% due 05/01/2014	650,000	645,125
Rite Aid Corp.
9.50% due 06/15/2017	2,025,000	2,042,719
Suburban Propane Partners LP
6.875% due 12/15/2013	340,000	337,450
Toys R Us, Inc., Tranche B
8.32% due 12/09/2008 (b)(f)	2,250,000	2,263,500

		5,875,894
Retail Trade - 0.74%
American Greetings Corp.
7.375% due 06/01/2016	400,000	408,500
Payless Shoesource, Inc.
8.25% due 08/01/2013	1,400,000	1,442,000
Sally Holdings LLC, Tranche B
7.8599% due 11/01/2013 (b)(f)	995,000	1,002,602

		2,853,102
Sanitary Services - 1.18%
Allied Waste North America, Inc.
6.50% due 11/15/2010	800,000	809,000
7.875% due 04/15/2013	800,000	836,000
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	300,000	295,125
7.125% due 05/15/2016	1,600,000	1,646,000
Waste Services, Inc., Tranche B
7.82% due 04/30/2011 (b)(f)	997,500	1,004,981

		4,591,106
Semiconductors - 1.92%
Amkor Technology, Inc.
7.75% due 05/15/2013	20,000	19,625
9.25% due 06/01/2016	890,000	932,275
Freescale Semiconductor, Inc.
7.11% due 12/01/2013 (b)(f)	2,244,375	2,245,160
Marvel Technology Group, Inc.
7.35% due 11/08/2009 (b)(f)	994,375	999,347
NXP BV/NXP Funding LLC
8.118% due 10/15/2013 (b)	1,775,000	1,828,250
9.50% due 10/15/2015	875,000	905,625

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Semiconductors (continued)

Spansion Inc.
8.485% due 06/01/2013 (b)	$520,000	$526,500

		7,456,782
Software - 0.78%
Informational Global Solutions Holdings, Inc.,
Tranche 2
11.60% due 03/20/2012 (b)(f)	1,125,000	1,133,438
Open Solutions, Inc.
9.75% due 02/01/2015	1,500,000	1,556,250
UGS Capital Corp. II, PIK
10.348% due 06/01/2011 (b)	315,138	323,804

		3,013,492
Telecommunications Equipment &
Services - 3.84%
Citizens Communications Company
7.05% due 10/01/2046	1,100,000	951,500
7.125% due 03/15/2019	100,000	99,500
Eschelon Operating Company
8.375% due 03/15/2010	700,000	676,375
Hawaiian Telecom Communications, Inc., Tranche A
7.60% due 04/30/2012 (b)(f)	750,000	749,295
Hawaiian Telecom Communications, Inc., Tranche B
7.60% due 10/01/2012 (b)(f)	224,497	224,737
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	2,650,000	3,027,625
Intelsat, Ltd.
5.25% due 11/01/2008	1,800,000	1,770,750
Level 3 Communications, Inc.
9.25% due 11/01/2014	625,000	652,343
12.25% due 03/15/2013	475,000	555,750
Level 3 Communications, Inc., Tranche
7.605% due 03/16/2014 (b)(f)	1,000,000	1,004,380
OneLink Communications, Inc., PIK
11.82% due 03/01/2013 (b)(f)	675,000	661,500
PanAmSat Corp.
9.00% due 08/15/2014	2,150,000	2,322,000
9.00% due 06/15/2016	805,000	881,475
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	1,225,000	1,315,344

		14,892,574
Telephone - 2.26%
Qwest Communications International, Inc.
7.25% due 02/15/2011	250,000	255,000
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	500,000	516,250
Qwest Corp.
6.50% due 06/01/2017	1,250,000	1,231,250
7.50% due 10/01/2014	500,000	526,250
7.625% due 06/15/2015	300,000	318,000
7.875% due 09/01/2011	1,250,000	1,321,875
8.875% due 03/15/2012	1,425,000	1,563,938
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,554,594
Windstream Corp.
8.125% due 08/01/2013	550,000	591,250

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Windstream Corp. (continued)
8.625% due 08/01/2016	$800,000	$874,000

		8,752,407
Tires & Rubber - 0.25%
Goodyear Tire & Rubber Company, Tranche 2
7.10% due 04/30/2010 (b)(f)	950,000	953,268

Tobacco - 0.62%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	255,445
7.625% due 06/01/2016	2,000,000	2,166,626

		2,422,071
Transportation - 2.31%
Bombardier, Inc.
6.75% due 05/01/2012	590,000	595,162
7.45% due 05/01/2034	2,250,000	2,216,250
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	1,400,000	1,435,000
Laidlaw International, Inc., Tranche B
7.07% due 07/31/2013 (b)(f)	497,500	498,744
Oshkosh Truck Corp., Tranche B
7.10% due 12/06/2013 (b)(f)	748,125	750,930
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	1,865,000	1,906,963
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,500,000	1,543,125

		8,946,174
Travel Services - 0.23%
Sabre Holdings Corp.
6.35% due 03/15/2016	400,000	377,000
Sabre Holdings Corp., Tranche B
7.605% due 09/30/2014 (b)(f)	500,000	500,470

		877,470
Utility Service - 0.25%
Generac Power Systems, Inc., Tranche 2nd Lien
11.35% due 05/07/2014 (b)(f)	1,000,000	969,170

TOTAL CORPORATE BONDS (Cost $361,681,934)		$369,511,612

ASSET BACKED SECURITIES - 0.33%

DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	1,250,000	1,265,773

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,975)		$1,265,773

SHORT TERM INVESTMENTS - 1.63%

John Hancock Cash Investment Trust (c)	$6,334,663	$6,334,663

TOTAL SHORT TERM INVESTMENTS
(Cost $6,334,663)		$6,334,663

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.92%

Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$15,187,940 on 06/01/2007,
collateralized by $15,950,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(valued at $15,490,640, including
interest)	$15,186,000	$15,186,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,186,000)		$15,186,000

Total Investments (U.S. High Yield Bond Fund)
(Cost $384,452,572) - 101.17%		$392,298,048
Liabilities in Excess of Other Assets - (1.17)%		(4,535,922)

TOTAL NET ASSETS - 100.00%		$387,762,126

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.62%

Advertising - 0.12%
Omnicom Group, Inc.	17,000	$1,790,100

Aerospace - 1.39%
Alliant Techsystems, Inc. *	3,100	313,100
General Dynamics Corp.	40,700	3,265,768
Lockheed Martin Corp.	62,700	6,150,870
Northrop Grumman Corp.	53,900	4,075,379
Raytheon Company	27,300	1,517,880
Rockwell Collins, Inc.	2,200	155,474
United Technologies Corp.	82,800	5,841,540

		21,320,011
Agriculture - 0.01%
Archer-Daniels-Midland Company	3,900	136,656

Air Freight - 0.01%
ExpressJet Holdings, Inc. *	29,100	180,129

Apparel & Textiles - 1.59%
Coach, Inc. *	92,500	4,750,800
Columbia Sportswear Company	14,500	1,011,085
Deckers Outdoor Corp. *	2,400	210,936
Jones Apparel Group, Inc.	41,900	1,247,782
Kellwood Company	18,200	524,342
K-Swiss, Inc., Class A	19,200	556,992
Liz Claiborne, Inc.	59,600	2,067,524
Mohawk Industries, Inc. * (a)	13,000	1,326,780
NIKE, Inc., Class B	86,100	4,886,175
Oakley, Inc.	14,600	371,132
Polo Ralph Lauren Corp., Class A	7,500	731,475
Timberland Company, Class A *	15,600	426,504
VF Corp.	59,800	5,608,044

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Wolverine World Wide, Inc.	22,100	$641,563

		24,361,134
Auto Parts - 0.69%
American Axle & Manufacturing Holdings, Inc.	29,600	853,072
ArvinMeritor, Inc.	43,000	897,840
AutoZone, Inc. *	47,300	6,084,199
Gentex Corp.	8,000	142,000
Genuine Parts Company	30,600	1,570,392
Johnson Controls, Inc.	6,600	724,020
Keystone Automotive Industries, Inc. *	5,400	223,074
Visteon Corp. *	14,700	118,923

		10,613,520
Auto Services - 0.24%
AutoNation, Inc. *	114,600	2,534,952
Avis Budget Group, Inc. *	21,100	638,275
Copart, Inc. *	11,400	355,566
Lithia Motors, Inc., Class A	6,700	180,096

		3,708,889
Automobiles - 1.68%
Asbury Automotive Group, Inc.	4,900	133,672
Ford Motor Company	844,900	7,046,466
General Motors Corp.	341,500	10,241,585
PACCAR, Inc.	95,500	8,330,465

		25,752,188
Banking - 1.95%
1st Source Corp.	660	17,292
Anchor BanCorp Wisconsin, Inc.	5,800	166,054
Bank of America Corp.	258,300	13,098,393
BB&T Corp.	17,400	732,714
City Bank, Lynnwood, WA	1,650	53,658
Comerica, Inc.	47,600	2,990,708
Downey Financial Corp. (a)	5,700	414,903
First Horizon National Corp.	12,700	511,683
FirstFed Financial Corp. *	6,300	406,161
Hancock Holding Company	4,300	170,022
ITLA Capital Corp.	2,200	120,868
National City Corp.	303,700	10,504,983
UnionBanCal Corp.	8,500	521,730
Whitney Holding Corp.	4,700	145,888

		29,855,057
Biotechnology - 0.10%
Applera Corp.	47,500	1,348,525
Techne Corp. *	3,000	179,070

		1,527,595
Broadcasting - 0.31%
CBS Corp., Class B	62,800	2,088,728
Liberty Media Corp. - Capital, Series A *	1,300	146,770
News Corp., Class A	115,600	2,553,604

		4,789,102

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction - 0.39%
American Standard Companies, Inc.	55,300	$3,305,834
EMCOR Group, Inc. *	17,600	1,154,384
Masco Corp.	52,000	1,570,920

		6,031,138
Business Services - 1.74%
ABM Industries, Inc.	10,900	321,659
Affiliated Computer Services, Inc., Class A *	31,400	1,832,190
Computer Sciences Corp. *	37,200	2,060,880
Convergys Corp. *	42,300	1,088,802
Deluxe Corp.	29,000	1,266,430
FactSet Research Systems, Inc.	21,000	1,340,430
First Data Corp.	94,600	3,093,420
Fiserv, Inc. *	68,000	4,029,000
Forrester Research, Inc. *	5,000	135,600
Manpower, Inc.	34,200	3,146,400
Moody's Corp.	51,200	3,566,080
MPS Group, Inc. *	11,900	163,625
NCR Corp. *	2,800	150,276
On Assignment, Inc. *	17,300	188,570
Paxar Corp. *	3,700	111,925
Pitney Bowes, Inc.	50,600	2,416,150
Pre-Paid Legal Services, Inc. * (a)	2,600	168,922
R.R. Donnelley & Sons Company	7,700	329,714
Resources Connection, Inc. *	11,500	370,990
Robert Half International, Inc.	6,900	242,466
ScanSource, Inc. *	4,400	127,512
Total Systems Services, Inc.	13,600	451,384
Tyler Technologies, Inc. *	3,300	40,029

		26,642,454
Cable and Television - 1.08%
Comcast Corp., Class A *	328,750	9,011,037
DIRECTV Group, Inc. *	111,700	2,609,312
Time Warner, Inc.	232,200	4,962,114

		16,582,463
Cellular Communications - 0.06%
Telephone & Data Systems, Inc.	15,800	978,020

Chemicals - 0.85%
A. Schulman, Inc.	4,300	104,017
Air Products & Chemicals, Inc.	14,100	1,099,659
Albemarle Corp.	13,600	552,704
Cabot Corp.	6,300	304,353
Dow Chemical Company	45,000	2,042,100
E.I. Du Pont De Nemours & Company	61,700	3,228,144
Eastman Chemical Company	6,500	430,040
Georgia Gulf Corp. (a)	58,900	1,016,614
Hercules, Inc. *	17,700	333,291
Lubrizol Corp.	2,300	151,156
Lyondell Chemical Company	9,500	353,115
PolyOne Corp. *	20,600	146,878
PPG Industries, Inc.	35,800	2,727,602

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Sensient Technologies Corp.	19,900	$518,196

		13,007,869
Colleges & Universities - 0.35%
Apollo Group, Inc., Class A *	20,400	978,588
Career Education Corp. *	28,400	990,308
Corinthian Colleges, Inc. *	26,100	381,321
ITT Educational Services, Inc. *	26,000	2,942,940

		5,293,157
Commercial Services - 0.02%
PeopleSupport, Inc. *	21,700	262,787
Vertrue, Inc. *	1,000	48,250

		311,037
Computers & Business Equipment - 5.81%
Avocent Corp. *	5,200	145,756
CDW Corp.	48,100	4,095,234
Cisco Systems, Inc. *	549,000	14,779,080
Cognizant Technology Solutions Corp.,
Class A *	26,700	2,097,552
Dell, Inc. *	1,065,400	28,627,298
EMC Corp. *	50,900	859,701
Hewlett-Packard Company	59,100	2,701,461
Ingram Micro, Inc., Class A *	65,500	1,357,160
International Business Machines Corp.	250,800	26,735,280
Lexmark International, Inc. *	106,200	5,514,966
Tech Data Corp. *	42,300	1,559,178
Western Digital Corp. *	29,300	551,133

		89,023,799
Construction Materials - 0.19%
Ameron International Corp.	1,900	149,150
Comfort Systems USA, Inc.	6,100	85,400
Sherwin-Williams Company	39,200	2,651,488
Universal Forest Products, Inc.	2,100	100,968

		2,987,006
Containers & Glass - 0.24%
Bemis Company, Inc.	25,900	871,017
Greif, Inc., Class A	8,700	484,242
Owens-Illinois, Inc. *	10,400	353,600
Pactiv Corp. *	26,000	883,220
Sealed Air Corp.	4,300	138,890
Sonoco Products Company	23,300	1,008,890

		3,739,859
Cosmetics & Toiletries - 1.32%
Alberto-Culver Company	30,000	745,200
Avon Products, Inc.	74,500	2,860,055
Chattem, Inc. *	4,900	311,983
Colgate-Palmolive Company	27,300	1,828,008
Estee Lauder Companies, Inc., Class A	53,200	2,516,360
International Flavors & Fragrances, Inc.	28,100	1,442,373
Kimberly-Clark Corp.	147,500	10,466,600

		20,170,579

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 0.57%
Apache Corp.	17,200	$1,388,900
Devon Energy Corp.	21,100	1,620,058
Harvest Natural Resources, Inc. *	15,200	143,944
Marathon Oil Corp.	15,500	1,919,055
Occidental Petroleum Corp.	67,000	3,682,990

		8,754,947
Domestic Oil - 0.03%
Holly Corp.	7,100	497,639

Drugs & Health Care - 0.04%
Immucor, Inc. *	4,500	142,110
Molina Healthcare, Inc. *	13,300	425,201

		567,311
Electrical Equipment - 0.60%
Anixter International, Inc. *	3,900	288,054
Emerson Electric Company	128,500	6,225,825
FLIR Systems, Inc. *	13,300	550,088
Genlyte Group, Inc. *	9,100	792,792
Littelfuse, Inc. *	4,200	168,336
Molex, Inc.	23,400	695,916
Varian, Inc. *	7,900	464,915

		9,185,926
Electrical Utilities - 0.53%
American Electric Power Company, Inc.	34,000	1,619,420
CenterPoint Energy, Inc.	8,900	168,477
DTE Energy Company	5,700	301,416
Entergy Corp.	27,600	3,116,040
Great Plains Energy, Inc.	8,500	264,520
NSTAR	11,200	390,096
The AES Corp. *	76,300	1,810,599
Xcel Energy, Inc.	23,000	527,850

		8,198,418
Electronics - 0.09%
Amphenol Corp., Class A	16,400	586,792
Avnet, Inc. *	7,600	325,584
Cubic Corp.	2,300	57,799
II-VI, Inc. *	5,300	147,075
Rogers Corp. *	4,400	177,056
Synopsys, Inc. *	5,200	137,904

		1,432,210
Energy - 0.02%
Energen Corp.	5,400	318,168

Financial Services - 4.59%
A.G. Edwards, Inc.	4,100	361,456
Authorize.Net Holdings, Inc. *	500	8,180
Citigroup, Inc.	480,100	26,160,649
Countrywide Financial Corp.	37,900	1,475,826
Federal Home Loan Mortgage Corp.	50,100	3,346,179
Federal National Mortgage Association	348,600	22,282,512
Goldman Sachs Group, Inc.	19,400	4,477,908
Investors Financial Services Corp.	11,400	701,328

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
JP Morgan Chase & Company	2,700	$139,941
Knight Capital Group, Inc. *	12,700	219,837
MCG Capital Corp.	12,000	211,680
Merrill Lynch & Company, Inc.	1,900	176,187
MoneyGram International, Inc.	30,100	877,114
Morgan Stanley (c)	52,200	4,439,088
Raymond James Financial, Inc.	15,900	529,629
SEI Investments Company	34,100	2,104,993
Student Loan Corp.	1,500	307,875
SWS Group, Inc.	4,050	97,767
The First Marblehead Corp.	6,700	249,642
Washington Mutual, Inc.	40,300	1,761,916
World Acceptance Corp. *	11,000	466,180

		70,395,887
Food & Beverages - 2.91%
Campbell Soup Company	31,900	1,266,430
Coca-Cola Enterprises, Inc.	46,100	1,076,435
ConAgra Foods, Inc.	110,500	2,817,750
Corn Products International, Inc.	9,900	406,197
Dean Foods Company *	12,800	419,328
General Mills, Inc.	28,800	1,763,712
H.J. Heinz Company	56,500	2,688,270
Hormel Foods Corp.	32,500	1,217,125
J.M. Smucker Company	7,800	450,060
Kraft Foods, Inc., Class A	189,676	6,418,636
McCormick & Company, Inc.	31,900	1,189,551
Pepsi Bottling Group, Inc.	76,000	2,659,240
Performance Food Group Company *	28,800	1,022,400
Pilgrim's Pride Corp.	4,000	141,320
Ralcorp Holdings, Inc. *	8,500	494,360
Sara Lee Corp.	85,400	1,528,660
Sysco Corp.	155,200	5,140,224
The Coca-Cola Company	202,300	10,719,877
Tyson Foods, Inc., Class A	146,500	3,265,485

		44,685,060
Forest Products - 0.07%
Weyerhaeuser Company	12,500	1,024,500

Furniture & Fixtures - 0.25%
American Woodmark Corp.	16,400	610,900
Ethan Allen Interiors, Inc.	26,000	944,060
Furniture Brands International, Inc. (a)	41,300	598,850
Kimball International, Inc., Class B	2,200	30,030
La-Z-Boy, Inc. (a)	19,600	230,496
Leggett & Platt, Inc.	57,800	1,414,366

		3,828,702
Gas & Pipeline Utilities - 0.02%
NiSource, Inc.	11,800	262,078

Healthcare Products - 4.32%
Bausch & Lomb, Inc.	5,100	346,290
Baxter International, Inc.	65,000	3,694,600

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Beckman Coulter, Inc.	6,300	$412,020
Becton, Dickinson & Company	57,100	4,353,875
Biomet, Inc.	47,100	2,054,502
C.R. Bard, Inc.	14,500	1,223,945
DENTSPLY International, Inc.	18,800	679,432
IDEXX Laboratories, Inc. *	8,800	776,952
Johnson & Johnson	575,900	36,437,193
Patterson Companies, Inc. *	40,000	1,500,800
Respironics, Inc. *	3,300	145,695
Stryker Corp.	89,300	6,010,783
USANA Health Sciences, Inc. * (a)	8,000	311,040
Zimmer Holdings, Inc. *	93,500	8,233,610

		66,180,737
Healthcare Services - 3.60%
AMERIGROUP Corp. *	16,300	415,650
Apria Healthcare Group, Inc. *	32,000	926,720
Cardinal Health, Inc.	170,300	12,339,938
Covance, Inc. *	4,200	279,510
Express Scripts, Inc. *	86,400	8,821,440
Kindred Healthcare, Inc. *	19,500	624,000
Laboratory Corp. of America Holdings *	9,900	779,526
Lincare Holdings, Inc. *	46,400	1,860,176
McKesson Corp.	171,300	10,814,169
National Healthcare Corp.	1,100	58,575
Quest Diagnostics, Inc.	120,800	5,921,616
UnitedHealth Group, Inc.	225,100	12,328,727

		55,170,047
Holdings Companies/Conglomerates - 0.13%
Textron, Inc.	13,400	1,437,820
United Industrial Corp. (a)	8,500	509,150

		1,946,970
Homebuilders - 0.48%
Centex Corp.	21,500	1,039,740
D.R. Horton, Inc.	36,600	855,342
KB Home	14,300	656,227
Lennar Corp., Class A	19,700	899,305
M.D.C. Holdings, Inc.	8,300	451,022
M/I Homes, Inc.	37,700	1,085,006
Meritage Homes Corp. *	3,400	117,946
Pulte Homes, Inc.	44,600	1,217,134
Standard Pacific Corp.	3,300	70,356
Toll Brothers, Inc. *	31,800	932,694

		7,324,772
Hotels & Restaurants - 1.79%
Applebee's International, Inc.	36,900	966,780
Brinker International, Inc.	52,150	1,666,714
CBRL Group, Inc.	22,200	997,668
CEC Entertainment, Inc. *	10,300	398,816
Choice Hotels International, Inc.	7,300	294,336
Jack in the Box, Inc. *	22,800	1,743,516
Marriott International, Inc., Class A	55,100	2,537,355

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
McDonald's Corp.	121,700	$6,151,935
Papa John's International, Inc. *	24,500	758,275
Ruby Tuesday, Inc.	12,500	344,625
Starbucks Corp. *	277,700	8,000,537
Yum! Brands, Inc.	52,800	3,575,616

		27,436,173
Household Appliances - 0.02%
Whirlpool Corp.	2,800	312,620

Household Products - 0.41%
Blyth, Inc.	29,600	812,224
Church & Dwight, Inc.	6,200	310,062
Energizer Holdings, Inc. *	22,300	2,209,038
Newell Rubbermaid, Inc.	30,800	978,208
Select Comfort Corp. * (a)	28,850	522,762
Tempur-Pedic International, Inc. (a)	10,900	276,424
The Clorox Company	16,500	1,107,810
Tupperware Brands Corp.	5,100	147,441

		6,363,969
Industrial Machinery - 0.58%
AGCO Corp. *	29,000	1,255,120
Cummins, Inc.	10,300	970,569
Deere & Company	14,100	1,698,627
Graco, Inc.	6,300	252,252
Lincoln Electric Holdings, Inc.	16,700	1,173,843
Middleby Corp. *	600	74,418
NACCO Industries, Inc., Class A	2,300	391,000
Pall Corp.	3,500	156,625
Rofin-Sinar Technologies, Inc. *	200	13,500
Tennant Company	5,300	172,356
W.W. Grainger, Inc.	30,700	2,703,135

		8,861,445
Industrials - 0.05%
Crane Company	12,600	550,494
Fastenal Company	3,500	151,690
Lawson Products, Inc.	1,700	62,611

		764,795
Insurance - 5.39%
Aetna, Inc.	23,700	1,254,441
AFLAC, Inc.	190,400	10,064,544
Allstate Corp.	224,400	13,800,600
Ambac Financial Group, Inc.	52,600	4,713,486
American Financial Group, Inc.	15,200	541,880
Brown & Brown, Inc.	59,300	1,545,358
Chubb Corp.	34,600	1,898,502
CIGNA Corp.	16,100	2,698,843
Cincinnati Financial Corp.	7,700	349,734
CNA Surety Corp. *	1,500	30,660
Commerce Group, Inc.	29,100	992,019
Erie Indemnity Company., Class A	5,200	289,536
First American Corp.	28,500	1,526,175

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Hanover Insurance Group, Inc.	600	$29,274
Harleysville Group, Inc.	3,700	111,962
LandAmerica Financial Group, Inc. (a)	14,500	1,344,005
Lincoln National Corp.	18,283	1,325,518
Markel Corp. *	1,300	640,900
MBIA, Inc.	28,500	1,896,675
MetLife, Inc.	29,100	1,978,800
MGIC Investment Corp.	44,700	2,905,500
National Western Life Insurance Company,
Class A *	900	226,674
Nationwide Financial Services, Inc., Class A	11,400	705,774
Odyssey Re Holdings Corp.	5,600	240,128
Old Republic International Corp.	93,275	2,020,336
Philadelphia Consolidated Holding Corp. *	5,800	238,960
PMI Group, Inc.	68,600	3,391,584
Presidential Life Corp.	9,500	173,470
Progressive Corp.	179,200	4,130,560
Protective Life Corp.	22,700	1,135,681
Prudential Financial, Inc.	11,900	1,214,038
Radian Group, Inc.	25,400	1,572,260
Reinsurance Group of America, Inc.	6,900	432,078
SAFECO Corp.	21,600	1,355,400
Stancorp Financial Group, Inc.	3,800	193,268
Stewart Information Services Corp.	11,800	467,516
The Travelers Companies, Inc.	86,700	4,696,539
Torchmark Corp.	82,500	5,784,075
Transatlantic Holdings, Inc.	6,600	472,956
Triad Guaranty, Inc. *	9,600	428,064
Universal American Financial Corp. *	2,900	61,567
UnumProvident Corp.	96,600	2,563,764
W.R. Berkley Corp.	37,000	1,218,780

		82,661,884
International Oil - 9.12%
Anadarko Petroleum Corp.	103,000	5,113,950
Chevron Corp.	313,600	25,555,264
ConocoPhillips	60,000	4,645,800
Exxon Mobil Corp.	1,256,100	104,469,837

		139,784,851
Internet Software - 0.01%
WebMethods, Inc. *	23,400	215,280
Leisure Time - 0.52%
International Game Technology	64,900	2,608,331
Polaris Industries, Inc.	9,300	512,337
The Walt Disney Company	137,600	4,876,544

		7,997,212
Life Sciences - 0.10%
Waters Corp. *	25,200	1,519,560
Liquor - 1.05%
Anheuser-Busch Companies, Inc.	301,700	16,092,678

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing - 2.33%
Acuity Brands, Inc.	14,200	$862,082
Carlisle Companies, Inc.	15,500	684,325
Danaher Corp.	149,500	10,988,250
Eaton Corp.	8,700	815,538
Harley-Davidson, Inc.	198,600	12,132,474
Illinois Tool Works, Inc.	181,100	9,547,592
Kaydon Corp.	5,400	260,550
Nordson Corp.	7,300	379,527

		35,670,338
Medical-Hospitals - 0.13%
Manor Care, Inc.	15,100	1,026,800
Universal Health Services, Inc., Class B	14,700	908,313

		1,935,113
Metal & Metal Products - 0.16%
Commercial Metals Company	4,300	151,145
Metal Management, Inc.	3,000	145,260
Mueller Industries, Inc.	16,000	559,840
Precision Castparts Corp.	3,900	466,284
Southern Copper Corp. (a)	12,100	1,073,028

		2,395,557
Mining - 0.01%
AMCOL International Corp.	5,400	134,298

Mobile Homes - 0.14%
Thor Industries, Inc.	41,300	1,799,854
Winnebago Industries, Inc.	9,600	297,600

		2,097,454
Office Furnishings & Supplies - 0.09%
Avery Dennison Corp.	7,600	496,052
Herman Miller, Inc.	4,200	151,200
IKON Office Solutions, Inc.	25,300	368,621
OfficeMax, Inc.	8,200	368,180

		1,384,053
Paper - 0.01%
Temple-Inland, Inc.	2,400	151,200

Pharmaceuticals - 10.93%
Abbott Laboratories	116,800	6,581,680
AmerisourceBergen Corp.	172,700	8,845,694
Barr Pharmaceuticals, Inc. *	12,500	666,500
Bristol-Myers Squibb Company	5,000	151,550
Forest Laboratories, Inc. *	329,600	16,714,016
King Pharmaceuticals, Inc. *	71,400	1,516,536
Medicis Pharmaceutical Corp., Class A	3,600	118,800
Merck & Company, Inc.	1,408,200	73,860,090
Pfizer, Inc.	2,019,700	55,521,553
Schering-Plough Corp.	109,500	3,585,030

		167,561,449
Plastics - 0.01%
Spartech Corp.	6,000	160,800

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Publishing - 0.87%
Consolidated Graphics, Inc. *	2,600	$188,760
Gannett Company, Inc.	156,500	9,205,330
McGraw-Hill Companies, Inc.	26,600	1,870,246
Scholastic Corp. *	9,300	295,461
Tribune Company (a)	40,900	1,316,980
Valassis Communications, Inc. *	25,100	449,541

		13,326,318
Railroads & Equipment - 0.01%
CSX Corp.	3,700	168,128

Real Estate - 0.16%
American Home Mortgage Investment Corp.,
REIT (a)	7,900	172,536
Annaly Capital Management, Inc., REIT	39,100	603,704
Impac Mortgage Holdings, Inc., REIT (a)	17,700	109,563
iStar Financial, Inc., REIT	12,800	614,784
New Century Financial Corp., REIT	13,700	6,028
Newcastle Investment Corp., REIT	11,500	341,090
Redwood Trust, Inc., REIT	12,000	643,080

		2,490,785
Retail Grocery - 0.97%
Ingles Markets, Inc.	7,200	256,968
Nash-Finch Company	12,300	578,715
Ruddick Corp.	6,000	187,740
Safeway, Inc.	164,800	5,682,304
Smart & Final, Inc. *	4,100	90,241
SUPERVALU, Inc.	22,690	1,080,952
The Kroger Company	230,000	6,973,600

		14,850,520
Retail Trade - 13.22%
Abercrombie & Fitch Company, Class A	18,500	1,529,025
Aeropostale, Inc. *	21,800	1,009,340
American Eagle Outfitters, Inc.	101,800	2,748,600
Bed Bath & Beyond, Inc. *	160,700	6,534,062
Best Buy Company, Inc.	30,700	1,482,503
Big Lots, Inc. *	4,500	141,750
CarMax, Inc. *	10,900	261,600
Costco Wholesale Corp.	54,500	3,077,615
Dollar General Corp.	28,500	616,740
Dollar Tree Stores, Inc. *	46,300	1,958,953
Family Dollar Stores, Inc.	73,400	2,469,910
First Cash Financial Services, Inc. *	15,500	386,415
Foot Locker, Inc.	17,800	390,532
Fossil, Inc. *	43,500	1,357,635
Gap, Inc.	85,700	1,587,164
Home Depot, Inc.	1,076,600	41,847,442
J.C. Penney Company, Inc.	4,400	354,112
Kohl's Corp. *	234,000	17,624,880
Limited Brands, Inc.	68,800	1,806,000
Lowe's Companies, Inc.	866,000	28,422,120
NBTY, Inc. *	37,600	1,975,128
Nordstrom, Inc.	20,500	1,064,565

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
PetSmart, Inc.	8,800	$301,136
RadioShack Corp.	16,800	573,552
Regis Corp.	4,100	163,467
Rent-A-Center, Inc. *	11,900	322,490
Rite Aid Corp. *	82,500	521,400
Ross Stores, Inc.	15,700	515,588
Sonic Automotive, Inc.	8,200	255,266
Staples, Inc.	245,600	6,154,736
Target Corp.	123,500	7,710,105
The Men's Wearhouse, Inc.	6,400	341,376
The TJX Companies, Inc.	55,500	1,552,335
Tiffany & Company	6,200	325,934
Walgreen Company	88,700	4,003,031
Wal-Mart Stores, Inc.	1,280,100	60,932,760
Zale Corp. *	11,400	306,204

		202,625,471
Sanitary Services - 0.24%
Ecolab, Inc.	42,400	1,829,560
Waste Management, Inc.	47,600	1,840,692

		3,670,252
Semiconductors - 0.59%
Intel Corp.	339,800	7,533,366
Novellus Systems, Inc. *	36,300	1,114,047
Xilinx, Inc.	13,900	395,872

		9,043,285
Software - 2.32%
Adobe Systems, Inc. *	7,300	321,784
BMC Software, Inc. *	22,400	742,336
Citrix Systems, Inc. *	16,700	561,287
Compuware Corp. *	14,600	165,856
Intuit, Inc. *	87,900	2,680,950
Manhattan Associates, Inc. *	6,200	180,172
Microsoft Corp.	725,900	22,263,353
Oracle Corp. *	437,800	8,484,564
Sybase, Inc. *	5,900	141,954

		35,542,256
Steel - 0.14%
Ryerson, Inc.	2,400	91,032
United States Steel Corp.	18,100	2,048,196

		2,139,228
Telecommunications Equipment &
Services - 0.08%
Avaya, Inc. *	10,900	174,400
Polycom, Inc. *	26,500	840,580
UTStarcom, Inc. * (a)	20,300	146,363

		1,161,343
Telephone - 3.45%
AT&T, Inc.	894,005	36,958,167
CenturyTel, Inc.	36,400	1,798,888

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Verizon Communications, Inc.	325,700	$14,177,721

		52,934,776
Tires & Rubber - 0.11%
Goodyear Tire & Rubber Company *	48,600	1,723,842

Tobacco - 0.29%
Altria Group, Inc.	1,700	120,870
Reynolds American, Inc.	4,800	312,192
Universal Corp.	9,400	597,558
UST, Inc.	64,000	3,416,960

		4,447,580
Toys, Amusements & Sporting Goods - 0.26%
Hasbro, Inc.	21,500	691,225
Mattel, Inc.	115,300	3,229,553

		3,920,778
Transportation - 0.48%
C.H. Robinson Worldwide, Inc.	60,900	3,299,562
Expeditors International of Washington, Inc.	73,600	3,213,376
Overseas Shipholding Group, Inc.	8,300	660,265
Saia, Inc. *	9,200	263,028

		7,436,231
Trucking & Freight - 1.19%
Arkansas Best Corp.	22,800	941,412
FedEx Corp.	136,600	15,247,292
Forward Air Corp.	1,000	34,010
J.B. Hunt Transport Services, Inc.	17,100	498,294
Ryder Systems, Inc.	28,100	1,515,152

		18,236,160

TOTAL COMMON STOCKS (Cost $1,286,749,934)		$1,465,792,816

SHORT TERM INVESTMENTS - 0.62%

John Hancock Cash Investment Trust (c)	$9,465,313	$9,465,313

TOTAL SHORT TERM INVESTMENTS
(Cost $9,465,313)		$9,465,313

REPURCHASE AGREEMENTS - 3.86%

Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$59,160,558 on 06/01/2007,
collateralized by $57,740,000
Federal Home Loan Mortgage
Corp., 5.5% due 06/12/2015
(valued at $60,338,300, including
interest)	$59,153,000	$59,153,000

TOTAL REPURCHASE AGREEMENTS
(Cost $59,153,000)		$59,153,000

Total Investments (U.S. Multi Sector Fund)
(Cost $1,355,368,247) - 100.10%		$1,534,411,129
Liabilities in Excess of Other Assets - (0.10)%		(1,578,887)

TOTAL NET ASSETS - 100.00%		$1,532,832,242

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.28%

Aerospace - 2.69%
Goodrich Corp.	4,680	$278,413

Banking - 3.90%
Hudson City Bancorp, Inc.	16,100	212,359
Northern Trust Corp.	2,950	191,986

		404,345
Biotechnology - 1.67%
Affymetrix, Inc. *	6,670	173,287

Business Services - 2.08%
Pitney Bowes, Inc.	4,510	215,353

Chemicals - 2.06%
Valspar Corp.	7,380	213,208

Colleges & Universities - 1.89%
Apollo Group, Inc., Class A *	4,090	196,197

Commercial Services - 2.42%
Live Nation, Inc. *	11,209	251,082

Computers & Business Equipment - 5.64%
Diebold, Inc.	6,300	312,354
Juniper Networks, Inc. *	11,130	271,683

		584,037
Containers & Glass - 1.76%
Sealed Air Corp.	5,660	182,818

Cosmetics & Toiletries - 4.44%
Estee Lauder Companies, Inc., Class A	4,670	220,891
International Flavors & Fragrances, Inc.	4,670	239,711

		460,602
Crude Petroleum & Natural Gas - 2.09%
Newfield Exploration Company *	4,500	216,180

Electrical Utilities - 8.28%
American Electric Power Company, Inc.	3,890	185,281
Constellation Energy Group, Inc.	2,990	274,392
DPL, Inc.	3,080	93,971
Entergy Corp.	830	93,707
Wisconsin Energy Corp.	4,350	210,670

		858,021
Electronics - 1.44%
Flextronics International, Ltd. *	12,961	149,700

Energy - 2.30%
McDermott International, Inc. *	3,060	238,680

Financial Services - 8.88%
A.G. Edwards, Inc.	2,770	244,203
Charles Schwab Corp.	9,210	206,949
Invesco PLC, SADR	8,060	193,843
Lazard, Ltd., Class A	4,180	225,218
People's United Financial, Inc.	2,500	50,475

		920,688
Food & Beverages - 2.22%
ConAgra Foods, Inc.	9,020	230,010

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 2.16%
El Paso Corp.	13,140	$223,906

Healthcare Products - 4.24%
Beckman Coulter, Inc.	3,790	247,866
Owens & Minor, Inc.	5,400	191,700

		439,566
Healthcare Services - 3.31%
Healthsouth Corp. *	9,000	186,840
Omnicare, Inc.	4,170	156,041

		342,881
Household Products - 1.90%
Newell Rubbermaid, Inc.	6,190	196,594

Industrial Machinery - 1.74%
Cameron International Corp. *	2,550	180,795

Insurance - 10.02%
ACE, Ltd.	2,670	164,392
Allied World Assurance Holdings, Ltd.	5,420	274,577
Aspen Insurance Holdings, Ltd.	7,120	193,094
Conseco, Inc. *	6,620	130,480
Marsh & McLennan Companies, Inc.	8,420	276,429

		1,038,972
International Oil - 2.65%
Hess Corp.	4,640	274,781
Internet Retail - 1.83%
Amazon.com, Inc. *	2,740	189,444
Investment Companies - 3.26%
KKR Financial Holdings LLC	9,110	243,966
Market Vectors Gold Miners ETF *	2,390	93,592

		337,558
Manufacturing - 1.05%
Pentair, Inc.	2,940	108,751

Office Furnishings & Supplies - 1.98%
Office Depot, Inc. *	5,650	205,660

Retail Trade - 2.28%
Rite Aid Corp. *	37,400	236,368

Telecommunications Equipment &
Services - 3.10%
Andrew Corp. *	17,220	227,821
Embarq Corp.	1,462	93,948

		321,769

TOTAL COMMON STOCKS (Cost $8,722,661)		$9,669,666

SHORT TERM INVESTMENTS - 5.31%

Federal Home Loan Bank Discount Notes
zero coupon due 06/01/2007	$550,000	$550,000

TOTAL SHORT TERM INVESTMENTS
(Cost $550,000)		$550,000

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007
(Unaudited) - continued (showing percentage of total net assets)

Total Investments (Value Fund)
(Cost $9,272,661) - 98.59%		$10,219,666
Other Assets in Excess of Liabilities - 1.41%		146,307

TOTAL NET ASSETS - 100.00%		$10,365,973

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.68%

Aerospace - 2.69%
Empresa Brasileira de Aeronautica SA, ADR	118,606	$5,750,019
United Technologies Corp.	73,076	5,155,512

		10,905,531
Air Travel - 2.84%
Copa Holdings SA, Class A	92,227	5,837,047
Gol Linhas Aereas Inteligentes SA (a)	173,051	5,676,073

		11,513,120
Auto Services - 0.54%
RSC Holdings, Inc. *	110,000	2,205,500

Broadcasting - 1.01%
CBS Corp., Class B	122,656	4,079,539

Building Materials & Construction - 0.65%
Eagle Materials, Inc.	52,722	2,645,063

Cable and Television - 0.82%
EchoStar Communications Corp., Class A *	71,932	3,313,188

Cellular Communications - 3.67%
America Movil SA de CV, Series L, ADR	241,276	14,609,262
Metropcs Communications, Inc. *	7,500	267,450

		14,876,712
Chemicals - 4.01%
Celanese Corp., Series A	180,114	6,554,349
Lanxess AG *	69,222	3,924,116
PPG Industries, Inc.	62,869	4,789,989
Tronox, Inc., Class A	70,228	988,810

		16,257,264
Coal - 4.16%
Alpha Natural Resources, Inc. *	154,743	2,981,897
CONSOL Energy, Inc.	197,344	9,588,945
Foundation Coal Holdings, Inc.	66,736	2,949,731
International Coal Group, Inc. * (a)	206,399	1,314,762

		16,835,335
Commercial Services - 1.05%
AerCap Holdings NV *	96,605	2,994,755
Horsehead Holding Corp. *	82,500	1,258,125

		4,252,880
Computers & Business Equipment - 1.07%
International Business Machines Corp.	40,760	4,345,016

Cosmetics & Toiletries - 1.01%
Avon Products, Inc.	106,367	4,083,429

Crude Petroleum & Natural Gas - 4.46%
Devon Energy Corp.	110,317	8,470,139
Noble Energy, Inc.	95,664	6,054,575
Pinnacle Gas Resources, Inc. *	28,500	243,675

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
W&T Offshore, Inc.	111,881	$3,290,420

		18,058,809
Electrical Utilities - 0.55%
Enel SpA	196,602	2,236,169

Electronics - 0.92%
Harman International Industries, Inc.	31,258	3,708,762

Energy - 0.51%
Rosetta Resources, Inc. *	85,342	2,081,491

Financial Services - 14.86%
Capital One Financial Corp.	57,408	4,580,010
CIT Group, Inc.	88,229	5,287,564
Citigroup, Inc.	108,906	5,934,288
Federal Home Loan Mortgage Corp.	76,294	5,095,676
Invesco PLC, SADR	189,169	4,549,515
JP Morgan Chase & Company	95,689	4,959,561
Lehman Brothers Holdings, Inc.	81,944	6,013,051
MasterCard, Inc., Class A	17,718	2,649,727
MCG Capital Corp.	155,919	2,750,411
Morgan Stanley	93,980	7,992,059
People's United Financial, Inc.	100,000	2,019,000
PNC Financial Services Group, Inc.	57,586	4,249,847
Washington Mutual, Inc.	94,002	4,109,767

		60,190,476
Food & Beverages - 1.44%
ConAgra Foods, Inc.	67,539	1,722,245
Dean Foods Company *	108,392	3,550,922
Vintage Wine Trust, Inc.	88,261	564,870

		5,838,037
Furniture & Fixtures - 0.82%
Leggett & Platt, Inc.	136,340	3,336,240

Gas & Pipeline Utilities - 1.62%
El Paso Corp.	256,140	4,364,626
Spectra Energy Corp.	82,856	2,206,455

		6,571,081
Healthcare Products - 1.18%
Baxter International, Inc.	84,282	4,790,589

Holdings Companies/Conglomerates - 1.48%
Loews Corp.	117,827	6,012,712

Homebuilders - 1.69%
Centex Corp.	141,281	6,832,349

Household Appliances - 2.76%
Black & Decker Corp.	118,319	11,172,863

Household Products - 0.98%
Newell Rubbermaid, Inc.	124,951	3,968,444

Industrial Machinery - 1.33%
AGCO Corp. *	124,076	5,370,009

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrials - 0.19%
Aecom Technology Corp. *	32,978	$755,196

Insurance - 4.47%
ACE, Ltd.	120,949	7,446,830
Castlepoint Holdings, Ltd.	87,702	1,385,691
Genworth Financial, Inc., Class A	49,500	1,786,950
Greenlight Capital Re, Ltd. *	2,500	59,250
MetLife, Inc.	81,095	5,514,460
People's Choice *	116,874	175,311
Primus Guaranty, Ltd. *	145,955	1,722,269

		18,090,761
International Oil - 6.80%
Anadarko Petroleum Corp.	91,600	4,547,940
ConocoPhillips	125,402	9,709,877
Murphy Oil Corp.	65,149	3,843,791
Petroleo Brasileiro SA, ADR	87,494	9,463,351

		27,564,959
Investment Companies - 0.82%
Apollo Investment Corp.	141,516	3,329,871

Manufacturing - 2.09%
Rockwell Automation, Inc.	49,075	3,339,553
Tyco International, Ltd.	153,305	5,114,255

		8,453,808
Metal & Metal Products - 1.79%
Southern Copper Corp. (a)	81,894	7,262,360

Mining - 1.45%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	36,000	2,833,200
Grupo Mexico SA	512,000	3,036,250

		5,869,450
Paper - 0.56%
Smurfit-Stone Container Corp. *	176,701	2,284,744

Petroleum Services - 3.16%
PetroHawk Energy Corp. *	170,634	2,781,334
Petroplus Holdings AG *	50,362	4,665,051
Todco, Class A *	108,157	5,349,445

		12,795,830
Pharmaceuticals - 1.75%
AmerisourceBergen Corp.	86,153	4,412,757
Bristol-Myers Squibb Company	88,600	2,685,466

		7,098,223
Railroads & Equipment - 2.31%
Union Pacific Corp.	77,696	9,376,353

Real Estate - 2.46%
DiamondRock Hospitality Company, REIT	177,722	3,721,498
FBR Capital Markets Corp., REIT *	41,000	625,250
Host Hotels & Resorts, Inc., REIT	89,227	2,277,073
JHSF Participacoes SA *	302,000	1,784,884
Ventas, Inc., REIT	37,194	1,575,538

		9,984,243

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 3.34%
The TJX Companies, Inc.	144,352	$4,037,526
United Rentals, Inc. *	188,508	6,324,443
Zale Corp. *	117,487	3,155,701

		13,517,670
Steel - 1.07%
Schnitzer Steel Industries, Inc.	79,656	4,317,355

Telecommunications Equipment &
Services - 1.90%
DataPath, Inc. *	80,000	760,000
Nokia Oyj, SADR	185,958	5,091,530
Plantronics, Inc.	75,530	1,835,379

		7,686,909
Telephone - 2.85%
Harris Corp.	185,052	9,237,796
Windstream Corp.	152,652	2,292,833

		11,530,629
Tobacco - 1.76%
Loews Corp. - Carolina Group	91,651	7,125,865

Transportation - 0.61%
Aries Maritime Transport, Ltd.	37,739	339,651
Arlington Tankers, Ltd.	43,563	1,170,974
Omega Navigation Enterprises, Inc.	41,469	969,545

		2,480,170
Trucking & Freight - 1.18%
Ryder Systems, Inc.	88,411	4,767,121

TOTAL COMMON STOCKS (Cost $308,654,922)		$399,772,125

PREFERRED STOCKS - 1.22%
Chemicals - 0.26%
Celanese Corp. *	22,251	1,054,141

Financial Services - 0.96%
Ford Motor Company Capital Trust II *	105,425	3,882,803

TOTAL PREFERRED STOCKS (Cost $3,815,036)		$4,936,944

SHORT TERM INVESTMENTS - 3.54%
John Hancock Cash Investment Trust (c)	$14,332,936	$14,332,936

TOTAL SHORT TERM INVESTMENTS
(Cost $14,332,936)		$14,332,936

REPURCHASE AGREEMENTS - 0.32%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$1,312,168 on 06/01/2007,
collateralized by $1,390,000
Federal Home Loan Mortgage
Corp., 5.875% due 03/06/2037
(valued at $1,341,350, including
interest)	$1,312,000	$1,312,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,312,000)		$1,312,000

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Value & Restructuring Fund)
(Cost $328,114,894) - 103.76%		$420,354,005
Liabilities in Excess of Other Assets - (3.76)%		(15,221,416)

TOTAL NET ASSETS - 100.00%		$405,132,589

Vista Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.11%

Aerospace - 3.97%
BE Aerospace, Inc. *	177,196	$6,784,835

Agriculture - 2.52%
Monsanto Company	54,600	3,363,360
The Mosaic Company *	27,000	948,510

		4,311,870
Apparel & Textiles - 3.55%
Coach, Inc. *	24,700	1,268,592
Crocs, Inc. * (a)	11,900	968,184
Guess?, Inc.	45,900	2,028,780
Phillips-Van Heusen Corp.	29,500	1,803,040

		6,068,596
Broadcasting - 1.91%
Liberty Global, Inc., Class A *	85,108	3,268,147

Building Materials & Construction - 3.48%
Aker Kvaerner ASA	35,200	862,402
Foster Wheeler, Ltd. *	49,128	5,086,713

		5,949,115
Business Services - 1.45%
Gartner Group, Inc., Class A *	34,800	959,088
TeleTech Holdings, Inc. *	43,200	1,519,776

		2,478,864
Cellular Communications - 12.44%
America Movil SA de CV, Series L, ADR	28,422	1,720,952
Leap Wireless International, Inc. *	72,090	6,160,812
Metropcs Communications, Inc. *	24,447	871,780
Millicom International Cellular SA * (a)	32,001	2,722,645
NII Holdings, Inc. *	120,200	9,792,694

		21,268,883
Chemicals - 0.50%
Terra Industries, Inc. *	44,400	860,916

Coal - 0.49%
Peabody Energy Corp.	15,400	832,216

Computers & Business Equipment - 3.31%
Apple Computer, Inc. *	30,600	3,719,736
Cognizant Technology Solutions Corp.,
Class A *	13,700	1,076,272
Juniper Networks, Inc. *	35,500	866,555

		5,662,563
Containers & Glass - 0.57%
Owens-Illinois, Inc. *	28,800	979,200

Correctional Facilities - 0.81%
Corrections Corp. of America *	21,300	1,380,240

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 0.99%
Cabot Oil & Gas Corp.	21,500	$838,500
Southwestern Energy Company *	18,000	856,800

		1,695,300
Electrical Equipment - 0.51%
Vestas Wind Systems AS *	12,300	864,054

Electrical Utilities - 3.44%
Allegheny Energy, Inc. *	16,400	875,596
Constellation Energy Group, Inc.	9,400	862,638
Quanta Services, Inc. *	111,493	3,345,905
Reliant Energy, Inc. *	30,900	791,658

		5,875,797
Electronics - 3.89%
Thermo Electron Corp. *	121,900	6,655,740

Energy - 2.53%
First Solar, Inc. *	13,500	918,540
McDermott International, Inc. *	33,600	2,620,800
SunPower Corp., Class A. * (a)	14,700	785,127

		4,324,467
Financial Services - 2.50%
Ameriprise Financial, Inc.	32,500	2,042,625
MasterCard, Inc., Class A	8,900	1,330,995
SEI Investments Company	14,500	895,085

		4,268,705
Healthcare Products - 2.56%
Hologic, Inc. *	16,300	881,667
Zimmer Holdings, Inc. *	39,800	3,504,788

		4,386,455
Healthcare Services - 4.49%
Express Scripts, Inc. *	41,900	4,277,990
Medco Health Solutions, Inc. *	43,700	3,398,112

		7,676,102
Household Products - 0.33%
Tempur-Pedic International, Inc. (a)	22,600	573,136

Industrial Machinery - 5.70%
AGCO Corp. *	77,900	3,371,512
Alfa Laval AB	27,000	1,699,303
Cameron International Corp. *	13,300	942,970
Dresser-Rand Group, Inc. *	34,050	1,212,180
Terex Corp. *	15,200	1,288,504
The Manitowoc Company, Inc.	16,300	1,235,214

		9,749,683
Internet Service Provider - 1.62%
Cogent Communications Group, Inc. *	35,500	1,018,850
Equinix, Inc. * (a)	20,000	1,747,600

		2,766,450
Internet Software - 0.84%
Digital River, Inc. *	28,000	1,439,760
Leisure Time - 2.91%
Las Vegas Sands Corp. *	30,800	2,403,016

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Penn National Gaming, Inc. *	16,400	$876,252
WMS Industries, Inc. *	40,100	1,698,636

		4,977,904
Life Sciences - 0.72%
Waters Corp. *	20,500	1,236,150

Liquor - 0.45%
Molson Coors Brewing Company, Class B	8,500	778,345

Manufacturing - 1.72%
Force Protection, Inc. * (a)	58,400	1,677,248
General Cable Corp. *	18,600	1,267,590

		2,944,838
Metal & Metal Products - 5.51%
Precision Castparts Corp.	78,845	9,426,708

Petroleum Services - 1.78%
Acergy SA	39,200	882,532
Core Laboratories N.V. *	14,395	1,323,333
Helmerich & Payne, Inc.	24,700	837,083

		3,042,948
Pharmaceuticals - 2.49%
Celgene Corp. *	13,900	851,236
Shire PLC	145,200	3,411,973

		4,263,209
Real Estate - 1.44%
Digital Realty Trust, Inc., REIT	30,100	1,222,060
Jones Lang LaSalle, Inc.	10,700	1,248,690

		2,470,750
Retail Grocery - 0.99%
Safeway, Inc.	21,600	744,768
SUPERVALU, Inc.	19,800	943,272

		1,688,040
Retail Trade - 3.68%
Big Lots, Inc. *	37,600	1,184,400
GameStop Corp., Class A *	104,800	3,875,504
Tiffany & Company	23,500	1,235,395

		6,295,299
Semiconductors - 2.73%
Intersil Corp., Class A	26,300	791,630
Linear Technology Corp.	10,600	380,434
MEMC Electronic Materials, Inc. *	37,300	2,267,094
NVIDIA Corp. *	35,600	1,234,252

		4,673,410
Software - 1.55%
Activision, Inc. *	44,000	870,760
Riverbed Technology, Inc. *	22,300	930,133
THQ, Inc. *	24,700	842,270

		2,643,163
Steel - 0.97%
Allegheny Technologies, Inc.	14,300	1,652,937

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 3.54%
Clearwire Corp., Class A *	13,556	$264,342
SAVVIS, Inc. *	16,500	828,135
SBA Communications Corp. *	154,288	4,957,273

		6,049,750
Tires & Rubber - 1.25%
Goodyear Tire & Rubber Company *	60,100	2,131,747

Toys, Amusements & Sporting Goods - 2.98%
Nintendo Company, Ltd.	14,600	5,101,458

TOTAL COMMON STOCKS (Cost $125,706,407)		$169,497,750

SHORT TERM INVESTMENTS - 4.61%
John Hancock Cash Investment Trust (c)	$7,886,323	$7,886,323

TOTAL SHORT TERM INVESTMENTS
(Cost $7,886,323)		$7,886,323

REPURCHASE AGREEMENTS - 0.97%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$1,648,211 on 06/01/2007,
collateralized by $1,670,000
Federal National Mortgage
Association, 6.00% due
12/02/2021 (valued at $1,684,529,
including interest)	$1,648,000	$1,648,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,648,000)		$1,648,000

Total Investments (Vista Fund)
(Cost $135,240,730) - 104.69%		$179,032,073
Liabilities in Excess of Other Assets - (4.69)%		(8,015,614)

TOTAL NET ASSETS - 100.00%		$171,016,459

Lifecycle 2010 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.58%

JOHN HANCOCK FUNDS II - 98.08%
Blue Chip Growth (T. Rowe Price)	14,914	$316,767
Capital Appreciation (Jennison)	28,952	316,447
Core Equity (Legg Mason)	9,123	158,104
Fundamental Value (Davis)	17,288	316,543
Global Real Estate (Deutsche)	37,745	477,093
High Income (MFC Global US)	56,158	631,776
High Yield (WAMCO)	120,378	1,263,964
Index 500 (MFC Global USA) *	283,743	3,166,574
International Equity Index (SSgA)	45,272	1,030,400
International Opportunities (Marsico)	8,251	158,344
International Small Cap (Templeton)	6,546	159,128

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2010 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
International Small Company (DFA)	13,192	$158,959
International Value (Templeton)	7,821	158,218
Investment Quality Bond (Wellington)	26,952	315,339
Large Cap Value (BlackRock)	11,407	316,669
Mid Cap Index (MFC Global USA)	14,150	317,807
Natural Resources (Wellington)	14,813	634,295
Real Estate Equity (T. Rowe Price)	51,810	631,570
Real Return Bond (PIMCO)	60,447	788,834
Small Cap Index (MFC Global U.S.A.)	17,458	317,214
Spectrum Income (T. Rowe Price)	44,431	473,635
Strategic Bond (WAMCO)	52,998	631,201
Strategic Income (MFC Global U.S.)	46,843	473,585
Total Bond Market (Declaration)	110,823	1,104,904
Total Return (PIMCO)	23,232	315,255
U.S. High Yield Bond (Wells Capital)	46,830	631,734
Value & Restructuring (Excelsior)	22,938	317,238

		15,581,597
JOHN HANCOCK FUNDS III - 1.50%
International Core (GMO)	5,005	237,772

TOTAL INVESTMENT COMPANIES (Cost $15,266,951)		$15,819,369

Total Investments (Lifecycle 2010 Portfolio)
(Cost $15,266,951) - 99.58%		$15,819,369
Other Assets in Excess of Liabilities - 0.42%		67,491

TOTAL NET ASSETS - 100.00%		$15,886,860

Lifecycle 2015 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.72%

JOHN HANCOCK FUNDS II - 97.73%
Blue Chip Growth (T. Rowe Price)	28,591	$607,271
Capital Appreciation (Jennison)	55,505	606,665
Core Equity (Legg Mason)	35,028	607,033
Emerging Small Company (RCM) *	9,715	303,504
Fundamental Value (Davis)	49,735	910,651
Global Real Estate (Deutsche)	47,990	606,595
High Income (MFC Global U.S.)	53,875	606,095
High Yield (WAMCO)	259,925	2,729,212
Index 500 (MFC Global USA) *	598,541	6,679,719
International Equity Index (SSgA)	106,705	2,428,614
International Opportunities (Marsico)	23,718	455,152
International Small Cap (Templeton)	12,493	303,702
International Small Company (DFA)	50,398	607,295
International Value (Templeton)	22,502	455,213
Large Cap Value (BlackRock)	21,875	607,238
Mid Cap Index (MFC Global U.S.A.)	40,559	910,963
Mid Cap Stock (Wellington)	15,963	303,619

Lifecycle 2015 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
Natural Resources (Wellington)	35,487	$1,519,537
Real Estate Equity (T. Rowe Price)	75,369	918,751
Real Return Bond (PIMCO)	92,871	1,211,963
Small Cap Index (MFC Global U.S.A.)	33,397	606,818
Small Company Value (T. Rowe Price)	11,027	303,253
Spectrum Income (T. Rowe Price)	56,851	606,033
Strategic Bond (WAMCO)	76,318	908,942
Strategic Income (MFC Global U.S.)	59,943	606,019
Total Bond Market (Declaration) *	121,560	1,211,956
Total Return (PIMCO)	44,633	605,668
U.S. High Yield Bond (Wells Capital)	44,928	606,079
Value & Restructuring (Excelsior)	43,938	607,667
Value (Van Kampen) *	25,340	303,574

		29,744,801
JOHN HANCOCK FUNDS III - 1.99%
International Core (GMO)	12,779	607,130

TOTAL INVESTMENT COMPANIES (Cost $29,124,739)		$30,351,931

Total Investments (Lifecycle 2015 Portfolio)
(Cost $29,124,739) - 99.72%		$30,351,931
Other Assets in Excess of Liabilities - 0.28%		85,178

TOTAL NET ASSETS - 100.00%		$30,437,109

Lifecycle 2020 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.75%
JOHN HANCOCK FUNDS II - 97.25%
Blue Chip Growth (T. Rowe Price)	54,123	$1,149,582
Capital Appreciation (Jennison)	70,167	766,922
Core Equity (Legg Mason)	44,067	763,687
Emerging Small Company (RCM) *	18,542	579,237
Fundamental Value (Davis)	62,673	1,147,544
Global Real Estate (Deutsche)	30,569	386,389
High Income (MFC Global U.S.)	67,941	764,332
High Yield (WAMCO)	182,059	1,911,622
Index 500 (MFC Global USA) *	789,013	8,805,387
International Equity Index (SSgA)	177,345	4,036,376
International Opportunities (Marsico)	39,975	767,113
International Small Cap (Templeton)	31,712	770,927
International Small Company (DFA)	63,936	770,428
International Value (Templeton)	37,883	766,373
Large Cap Value (BlackRock)	41,319	1,147,010
Mid Cap Index (MFC Global U.S.A.)	85,710	1,925,041
Mid Cap Stock (Wellington)	30,393	578,081
Natural Resources (Wellington)	44,875	1,921,556
Real Estate Equity (T. Rowe Price)	32,147	391,871
Real Return Bond (PIMCO)	87,896	1,147,048

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2020 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
Small Cap Index (MFC Global U.S.A.)	84,643	$1,537,956
Small Company Value (T. Rowe Price)	20,933	575,650
Spectrum Income (T. Rowe Price)	35,789	381,511
Strategic Bond (WAMCO)	64,090	763,309
Strategic Income (MFC Global U.S.)	37,803	382,193
Total Bond Market (Declaration) *	38,245	381,302
Total Return (PIMCO)	56,203	762,678
U.S. High Yield Bond (Wells Capital)	56,652	764,231
Value & Restructuring (Excelsior)	55,546	768,197
Value (Van Kampen) *	48,277	578,356

		37,391,909
JOHN HANCOCK FUNDS III - 2.50%
International Core (GMO)	20,213	960,299

TOTAL INVESTMENT COMPANIES (Cost $36,437,820)		$38,352,208

Total Investments (Lifecycle 2020 Portfolio)
(Cost $36,437,820) - 99.75%		$38,352,208
Other Assets in Excess of Liabilities - 0.25%		94,366

TOTAL NET ASSETS - 100.00%		$38,446,574

Lifecycle 2025 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.83%

JOHN HANCOCK FUNDS II - 96.84%
Blue Chip Growth (T. Rowe Price)	53,453	$1,135,335
Capital Appreciation (Jennison)	69,185	756,189
Core Equity (Legg Mason)	65,514	1,135,353
Emerging Small Company (RCM) *	24,239	757,216
Fundamental Value (Davis)	61,987	1,134,984
High Income (MFC Global U.S.)	33,563	377,583
High Yield (WAMCO)	108,003	1,134,035
Index 500 (MFC Global USA) *	712,246	7,948,661
International Equity Index (SSgA)	182,909	4,163,013
International Opportunities (Marsico)	59,132	1,134,737
International Small Cap (Templeton)	31,141	757,029
International Small Company (DFA)	94,207	1,135,200
International Value (Templeton)	56,098	1,134,859
Large Cap Value (BlackRock)	40,894	1,135,213
Mid Cap Index (MFC Global U.S.A.)	101,128	2,271,330
Mid Cap Stock (Wellington)	49,922	949,517
Natural Resources (Wellington)	44,262	1,895,318
Real Estate Equity (T. Rowe Price)	31,935	389,289
Real Return Bond (PIMCO)	57,896	755,544
Small Cap Index (MFC Global U.S.A.)	124,976	2,270,814
Small Company Value (T. Rowe Price)	27,503	756,330
Strategic Bond (WAMCO)	31,688	377,399
Strategic Income (MFC Global U.S.)	37,336	377,470

Lifecycle 2025 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
Total Bond Market (Declaration) *	37,850	$377,364
Total Return (PIMCO)	27,806	377,329
U.S. High Yield Bond (Wells Capital)	27,985	377,521
Value & Restructuring (Excelsior)	54,743	757,090
Value (Van Kampen) *	78,997	946,386

		36,718,108
JOHN HANCOCK FUNDS III - 2.99%
International Core (GMO)	23,890	1,135,037

TOTAL INVESTMENT COMPANIES (Cost $35,793,025)		$37,853,145

Total Investments (Lifecycle 2025 Portfolio)
(Cost $35,793,025) - 99.83%		$37,853,145
Other Assets in Excess of Liabilities - 0.17%		65,383

TOTAL NET ASSETS - 100.00%		$37,918,528

Lifecycle 2030 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.77%

JOHN HANCOCK FUNDS II - 95.78%
Blue Chip Growth (T. Rowe Price)	39,033	$829,063
Capital Appreciation (Jennison)	63,154	690,274
Core Equity (Legg Mason)	47,833	828,951
Emerging Small Company (RCM) *	22,114	690,851
Fundamental Value (Davis)	45,260	828,716
Index 500 (MFC Global USA) *	495,326	5,527,842
International Equity Index (SSgA)	145,703	3,316,197
International Opportunities (Marsico)	43,185	828,714
International Small Cap (Templeton)	22,742	552,850
International Small Company (DFA)	68,784	828,851
International Value (Templeton)	40,969	828,793
Large Cap Value (BlackRock)	29,867	829,095
Mid Cap Index (MFC Global U.S.A.)	86,153	1,935,000
Mid Cap Stock (Wellington)	43,715	831,467
Natural Resources (Wellington)	38,749	1,659,233
Real Estate Equity (T. Rowe Price)	23,366	284,830
Real Return Bond (PIMCO)	21,109	275,472
Small Cap Index (MFC Global U.S.A.)	91,246	1,657,939
Small Company Value (T. Rowe Price)	25,105	690,378
Strategic Bond (WAMCO)	23,131	275,494
Total Bond Market (Declaration) *	27,630	275,474
U.S. High Yield Bond (Wells Capital)	40,905	551,814
Value & Restructuring (Excelsior)	49,981	691,240
Value (Van Kampen) *	69,220	829,257

		26,537,795
JOHN HANCOCK FUNDS III - 3.99%
International Core (GMO)	23,264	1,105,276

TOTAL INVESTMENT COMPANIES (Cost $26,147,945)		$27,643,071

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Lifecycle 2030 Portfolio)
(Cost $26,147,945) - 99.77%		$27,643,071
Other Assets in Excess of Liabilities - 0.23%		64,493

TOTAL NET ASSETS - 100.00%		$27,707,564

Lifecycle 2035 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.71%

JOHN HANCOCK FUNDS II - 95.73%
Blue Chip Growth (T. Rowe Price)	30,370	$645,049
Capital Appreciation (Jennison)	58,958	644,411
Core Equity (Legg Mason)	37,224	645,087
Emerging Small Company (RCM) *	20,753	648,335
Fundamental Value (Davis)	35,211	644,712
High Yield (WAMCO)	20,375	213,937
Index 500 (MFC Global USA) *	366,266	4,087,529
International Equity Index (SSgA)	113,383	2,580,606
International Opportunities (Marsico)	39,182	751,905
International Small Cap (Templeton)	26,592	646,442
International Small Company (DFA)	53,600	645,881
International Value (Templeton)	37,173	752,005
Large Cap Value (BlackRock)	23,237	645,052
Mid Cap Index (MFC Global U.S.A.)	67,140	1,507,968
Mid Cap Stock (Wellington)	39,797	756,942
Natural Resources (Wellington)	30,240	1,294,876
Small Cap Index (MFC Global U.S.A.)	71,045	1,290,880
Small Company Value (T. Rowe Price)	23,436	644,502
Strategic Bond (WAMCO)	17,953	213,823
Value & Restructuring (Excelsior)	46,684	645,634
Value (Van Kampen) *	63,037	755,186

		20,660,762
JOHN HANCOCK FUNDS III - 3.98%
International Core (GMO)	18,097	859,783

TOTAL INVESTMENT COMPANIES (Cost $20,230,355)		$21,520,545

Total Investments (Lifecycle 2035 Portfolio)
(Cost $20,230,355) - 99.71%		$21,520,545
Other Assets in Excess of Liabilities - 0.29%		62,846

TOTAL NET ASSETS - 100.00%		$21,583,391

Lifecycle 2040 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.48%

JOHN HANCOCK FUNDS II - 95.51%
Blue Chip Growth (T. Rowe Price)	19,159	$406,936
Capital Appreciation (Jennison)	37,173	406,296
Core Equity (Legg Mason)	23,484	406,984
Emerging Small Company (RCM) *	13,073	408,401
Fundamental Value (Davis)	22,206	406,594
Index 500 (MFC Global USA) *	230,838	2,576,149

Lifecycle 2040 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
International Equity Index (SSgA)	71,453	$1,626,275
International Opportunities (Marsico)	28,224	541,622
International Small Cap (Templeton)	16,743	407,023
International Small Company (DFA)	33,745	406,626
International Value (Templeton)	26,777	541,701
Large Cap Value (BlackRock)	14,650	406,690
Mid Cap Index (MFC Global U.S.A.)	42,276	949,526
Mid Cap Stock (Wellington)	25,000	475,501
Natural Resources (Wellington)	19,016	814,257
Small Cap Index (MFC Global U.S.A.)	52,242	949,237
Small Company Value (T. Rowe Price)	14,780	406,437
Value & Restructuring (Excelsior)	29,440	407,153
Value (Van Kampen) *	39,716	475,792

		13,019,200
JOHN HANCOCK FUNDS III - 3.97%
International Core (GMO)	11,406	541,883

TOTAL INVESTMENT COMPANIES (Cost $12,792,154)		$13,561,083

Total Investments (Lifecycle 2040 Portfolio)
(Cost $12,792,154) - 99.48%		$13,561,083
Other Assets in Excess of Liabilities - 0.52%		70,416

TOTAL NET ASSETS - 100.00%		$13,631,499

Lifecycle 2045 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.54%

JOHN HANCOCK FUNDS II - 95.56%
Blue Chip Growth (T. Rowe Price)	19,421	$412,512
Capital Appreciation (Jennison)	37,701	412,071
Core Equity (Legg Mason)	23,804	412,515
Emerging Small Company (RCM) *	13,218	412,928
Fundamental Value (Davis)	22,514	412,237
Index 500 (MFC Global USA) *	233,952	2,610,905
International Equity Index (SSgA)	72,414	1,648,134
International Opportunities (Marsico)	28,613	549,086
International Small Cap (Templeton)	16,955	412,177
International Small Company (DFA)	34,184	411,912
International Value (Templeton)	27,128	548,791
Large Cap Value (BlackRock)	14,851	412,272
Mid Cap Index (MFC Global U.S.A.)	42,880	963,083
Mid Cap Stock (Wellington)	25,340	481,963
Natural Resources (Wellington)	19,288	825,904
Small Cap Index (MFC Global U.S.A.)	52,969	962,443
Small Company Value (T. Rowe Price)	14,992	412,267
Value & Restructuring (Excelsior)	29,855	412,893
Value (Van Kampen) *	40,225	481,890

		13,195,983

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK FUNDS IIPORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2045 Portfolio (continued)
		Shares or
		Principal
		Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS III - 3.98%
International Core (GMO)		11,561	$549,255

TOTAL INVESTMENT COMPANIES (Cost $13,082,201)			$13,745,238

Total Investments (Lifecycle 2045 Portfolio)
(Cost $13,082,201) - 99.54%			$13,745,238
Other Assets in Excess of Liabilities - 0.46%			63,224

TOTAL NET ASSETS - 100.00%			$13,808,462

Lifecycle Retirement Portfolio
		Shares or
		Principal
		Amount	Value

INVESTMENT COMPANIES - 90.98%

Investment Companies - 1.18%
PowerShares DB Commodity
Index Tracking Fund *		21,892	$558,465

JOHN HANCOCK FUNDS II - 88.80%
Core Equity (Legg Mason)		108,817	1,885,798
Fundamental Value (Davis)		102,983	1,885,627
Global Bond (PIMCO)		132,033	1,889,394
Global Real Estate (Deutsche)		150,131	1,897,657
High Income (MFC Global U.S.)		168,639	1,897,188
High Yield (WAMCO)		136,433	1,432,548
Index 500 (MFC Global USA) *		381,595	4,258,604
International Equity Index (SSgA)		62,366	1,419,445
International Small Cap (Templeton)		19,461	473,088
International Small Company (DFA)		78,604	947,172
International Value (Templeton)		23,370	472,783
Investment Quality Bond (Wellington)		201,964	2,362,977
Natural Resources (Wellington)		33,145	1,419,287
Real Estate Equity (T. Rowe Price)		116,286	1,417,527
Real Return Bond (PIMCO)		362,077	4,725,110
Small Cap Index (MFC Global U.S.A.)		52,473	953,431
Small Company Value (T. Rowe Price)		17,189	472,693
Spectrum Income (T. Rowe Price)		132,993	1,417,705
Strategic Bond (WAMCO)		119,007	1,417,368
Strategic Income (MFC Global U.S.)		163,288	1,650,837
Total Bond Market (Declaration) *		284,340	2,834,867
Total Return (PIMCO)		225,190	3,055,829
U.S. High Yield Bond (Wells Capital)		140,619	1,896,956

			42,083,891
JOHN HANCOCK FUNDS III - 1.00%
International Core (GMO)		9,952	472,826

TOTAL INVESTMENT COMPANIES (Cost $41,957,374)			$43,115,182

SHORT TERM INVESTMENTS - 8.71%
Dresdner U.S. Finance, Inc.
5.30% due 06/01/2007		$1,340,000	$1,340,000
Federal Home Loan Mortgage Corp.	Discount Notes
zero coupon due 06/25/2007		900,000	896,915

Lifecycle Retirement Portfolio (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)

Federal National Mortgage Association Discount
Notes
zero coupon due 08/01/2007	$1,000,000	$991,319
Federal National Mortgage Association
Discount Notes
zero coupon due 06/15/2007	900,000	898,206

TOTAL SHORT TERM INVESTMENTS
(Cost $4,126,441)		$4,126,440

Total Investments (Lifecycle Retirement Portfolio)
(Cost $46,083,815) - 99.69%		$47,241,622
Other Assets in Excess of Liabilities - 0.31%		148,503

TOTAL NET ASSETS - 100.00%		$47,390,125

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note
(c)	Investment is an affiliate of the Trust's subadvisor or custodian bank
(d)	Principal amount of security is adjusted for inflation
(e)	Security Fair Valued on May 31, 2007
(f)	Term Loan
(g)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(h)	Defaulted bonds beyond maturity date. The aggregate value of these bonds is $3,583,542 or 0.23% of the Fund's net assets.
**	Purchased on a forward commitment
***	At May 31, 2007, all or a portion of this security was pledged to cover
.	forward commitments purchased and securities sold short
****	At May 31, 2007, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.
287

Notes to the Schedule of Investments (Unaudited)

Security Valuation The net asset value of the shares of each Fund and Lifecycle Portfolio is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Investments by the Absolute Return Portfolio and Lifecycle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in the John Hancock Cash Investment Trust (“JHCIT”), a Delaware common law trust and an affiliate of John Hancock Advisers, LLC, (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), are valued at their net asset value each business day. All other securities held by the Funds, Lifecycle Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Funds will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Funds that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Funds will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase Agreements Each Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(1) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(2) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Purchased and Written Options All Funds may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Funds may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The following is a summary of open written options during the reporting period ending May 31, 2007:

	Number of Contracts/	Premiums
	Notional Amount	Received
Global Bond
Outstanding, beginning of period	2,827,800,454	$2,493,828
Options written	428,301,650	4,891,212
Options closed	(323,300,423)	(2,761,940)
Options expired	(2,625,501,681)	(539,865)
Outstanding, end of period	307,300,000	$4,083,235

	Number of Contracts/	Premiums
	Notional Amount	Received
Health Sciences
Outstanding, beginning of period	11,486	$4,105,160
Options written	14,587	4,992,787
Options closed	(15,524)	(5,062,831)
Options expired	(349)	(85,066)
Outstanding, end of period	10,200	$3,950,050

Real Return Bond
Outstanding, beginning of period	41,000,000	$331,920
Options written	66,400,757	535,649
Options closed	(27,000,000)	(487,667)
Options expired	(67,400,590)	(201,670)
Outstanding, end of period	13,000,167	$178,232

Strategic Bond
Outstanding, beginning of period	741	$233,474
Options written	4,879	2,427,581
Options closed	(2,105)	(1,015,929)
Options expired	(2,938)	(1,484,173)
Outstanding, end of period	577	$160,953

Strategic Income
Outstanding, beginning of period	-	$ -
Options written	65,244,739	481,804
Options closed	(5,684,800)	(37,400)
Options expired	(29,326,027)	(258,348)
Outstanding, end of period	30,233,912	$186,056

Total Return
Outstanding, beginning of period	277,001,554	$4,098,859
Options written	426,002,419	5,127,386
Options closed	(223,700,824)	(2,892,336)
Options expired	(12,003,021)	(1,209,956)
Outstanding, end of period	467,300,128	$5,123,953

Value & Restructuring
Outstanding, beginning of period	-	-
Options written	2,270	$756,356
Options closed	(1,160)	(425,054)
Options expired	(275)	(33,819)
Outstanding, end of period	835	$297,483

			Pay/Receive	Number of
		Floating	Floating	Contracts/	Exercise	Expiration
Fund	Name of Issuer	Rate Index	Rate	Notional Amount	Price/Rate	Date	Value

Global Bond	CALLS

		6 Month GBP		8,600,000
	8 Year Interest Rate Swap	LIBOR	Receive		$4.85	Jun 2015	$ (0)

			Pay/Receive	Number of
		Floating	Floating	Contracts/	Exercise	Expiration
Fund	Name of Issuer	Rate Index	Rate	Notional Amount	Price/Rate	Date	Value

		6 Month GBP
	8 Year Interest Rate Swap			3,600,000
		LIBOR	Receive		4.85	Jun 2015	0
		6 Month GBP
	8 Year Interest Rate Swap			4,600,000
		LIBOR	Receive		4.85	Jun 2015	(0)
		6 Month GBP
	8 Year Interest Rate Swap			7,000,000
		LIBOR	Receive		4.85	Jun 2015	(439)
		6 Month GBP
	8 Year Interest Rate Swap			3,000,000
		LIBOR	Receive		4.85	Sep 2015	(188)
		6 Month GBP
	8 Year Interest Rate Swap			9,000,000
		LIBOR	Receive		4.85	Sep 2015	(565)
		3 Month USD
	5 Year Interest Rate Swap			22,700,000
		LIBOR	Receive		5.15	Dec 2012	(115,884)
		3 Month USD
	5 Year Interest Rate Swap			52,600,000
		LIBOR	Receive		5.10	Aug 2012	(277,481)
		3 Month USD
	5 Year Interest Rate Swap			97,900,000
		LIBOR	Receive		4.90	Apr 2012	(396,652)
		3 Month USD
	5 Year Interest Rate Swap			40,700,000
		LIBOR	Receive		4.95	Apr 2013	(184,534)
		3 Month USD
	5 Year Interest Rate Swap			1,800,000
		LIBOR	Receive		4.95	Sep 2013	(12,203)
		3 Month USD
	5 Year Interest Rate Swap			35,400,000
		LIBOR	Receive		4.95	Sep 2013	(240,001)
		3 Month USD
	5 Year Interest Rate Swap			8,500,000
		LIBOR	Receive		4.95	Sep 2013	(57,627)
		3 Month USD
	7 Year Interest Rate Swap			11,900,000
		LIBOR	Receive		4.90	Feb 2015	(36,284)

				307,300,000			$ (1,321,858)

Health
Sciences	CALLS

	ALEXION
	PHARMACEUTICALS INC			74	$55.00	Jan 2008	(25,160)

	AMGEN INC			202	65.00	Oct 2007	(22,220)

	AMGEN INC			133	60.00	Jul 2007	(11,970)

	AMGEN INC			101	65.00	Jan 2008	(19,695)

	AMGEN INC			100	57.50	Jul 2007	(17,000)

	AMGEN INC			100	55.00	Jul 2008	(30,700)

	AMGEN INC			100	60.00	Jan 2008	(37,000)
	AMYLIN
	PHARMACEUTICALS INC			133	50.00	Jul 2007	(13,965)

	CELGENE CORP			106	65.00	Jul 2007	(19,610)

	CENTENE CORP DEL			33	22.50	Sep 2007	(7,755)

	CENTENE CORP DEL			45	25.00	Jun 2007	(1,125)

	CEPHALON			34	80.00	Aug 2007	(24,140)

	CIGNA CORP			70	145.00	Jul 2007	(168,000)
	COVENTRY HEALTH
	CARE			67	65.00	Oct 2007	(11,055)

	CVS/CAREMARK CORP			250	55.00	Jun 2007	(420,000)
	DADE BEHRING HLDGS
	INC			36	45.00	Aug 2007	(33,840)

	DAVITA INC			33	55.00	Jul 2007	(7,590)

	DAVITA INC			35	60.00	Jul 2007	(1,400)

	ELAN			131	25.00	Jan 2008	(20,960)

	GENENTECH INC			70	110.00	Jan 2008	(2,800)

	GENENTECH INC			68	90.00	Sep 2007	(7,480)

	GENENTECH INC			55	100.00	Sep 2007	(825)

	GENENTECH INC			36	100.00	Jan 2008	(3,600)

			Pay/Receive	Number of
		Floating	Floating	Contracts/	Exercise	Expiration
Fund	Name of Issuer	Rate Index	Rate	Notional Amount	Price/Rate	Date	Value

	GILEAD SCIENCES INC			166	85.00	Aug 2007	(61,586)
	GILEAD SCIENCES INC			67	85.00	Jun 2007	(6,030)
	HOLOGIC			31	60.00	Sep 2007	(7,440)
	IMMUCOR CORP			71	35.00	Jun 2007	(1,420)
	INTERMUNE INC			73	35.00	Jan 2008	(17,520)
	INVITROGEN			36	75.00	Aug 2007	(8,460)
	LILLY ELI			133	65.00	Oct 2007	(7,980)
	MANOR CARE			100	60.00	Jan 2008	(95,000)
	MEDCO HEALTH
	SOLUTIONS INC			33	70.00	Jan 2008	(2,145)
	MEDICINES CO			152	25.00	Jul 2007	(760)
	MEDICINES CO			67	25.00	Oct 2007	(3,015)
	MEDTRONIC			200	55.00	Jan 2008	(60,000)
	MERCK			27	47.50	Jul 2007	(14,310)
	NOVARTIS			127	60.00	Jan 2008	(26,035)
	OMNI			131	37.50	Sep 2007	(39,300)
	OMNICARE INC			66	42.50	Sep 2007	(8,580)
	OMNICARE INC			199	35.00	Jun 2007	(50,745)
	PDL BIOPHARMA			67	30.00	Jul 2008	(8,040)
	SCHEIN HENRY			39	55.00	Jul 2007	(2,340)
	SEPRACOR INC			133	65.00	Jan 2008	(10,640)
	ST JUDE MED INC			19	45.00	Jul 2007	(2,204)
	ST JUDE MED INC			72	50.00	Jan 2008	(12,960)
	ST JUDE MED INC			71	40.00	Jul 2007	(27,690)
	TEVA PHARMACEUTICAL
	INDS LTD			93	45.00	Jan 2008	(10,230)
	UNITEDHEALTH GROUP
	INC			140	65.00	Jan 2008	(21,700)
	VALEANT
	PHARMACEUTICALS
	INTL			96	17.50	Sep 2007	(4,800)
	VALEANT
	PHARMACEUTICALS
	INTL			201	20.00	Jan 2008	(5,025)
	VERTEX
	PHARMACEUTICALS INC			133	35.00	Jul 2007	(3,990)
	WYETH			133	60.00	Jul 2007	(13,965)
	WYETH			100	65.00	Jan 2008	(17,000)
	ZIMMER HOLDINGS INC			68	85.00	Jan 2008	(64,600)
	ZIMMER HOLDINGS INC			35	85.00	Jun 2007	(11,900)

				5,091			$ (1,535,300)

	PUTS
	ABBOTT LABS			87	$55.00	Jan 2008	$ (23,664)
	AETNA INC			43	45.00	Jan 2008	(4,945)
	ALCON			25	140.00	Jan 2008	(23,000)

			Pay/Receive	Number of
		Floating	Floating	Contracts/	Exercise	Expiration
Fund	Name of Issuer	Rate Index	Rate	Notional Amount	Price/Rate	Date	Value

	ALEXION			39	45.00	Nov 2007	(11,115)
	ALEXION
	PHARMACEUTICALS INC			32	55.00	Jan 2008	(26,880)
	ALEXION
	PHARMACEUTICALS INC			53	45.00	Jan 2008	(18,550)
	ALEXION
	PHARMACEUTICALS INC			70	50.00	Jan 2008	(39,200)
	ALKERMES INC			40	17.50	Jan 2008	(11,200)
	ALKERMES INC			72	15.00	Aug 2007	(5,040)
	ALLERGAN INC			13	130.00	Jan 2008	(13,520)
	ALLERGAN INC			64	120.00	Jul 2007	(11,520)
	ALLERGAN INC			79	125.00	Jan 2008	(62,410)
	AMGEN			33	65.00	Oct 2007	(29,370)
	AMYLIN
	PHARMACEUTICALS INC			33	40.00	Jan 2008	(9,900)
	AMYLIN
	PHARMACEUTICALS INC			46	50.00	Jan 2008	(33,120)
	AMYLIN
	PHARMACEUTICALS INC			40	45.00	Jan 2008	(20,400)
	AMYLIN
	PHARMACEUTICALS INC			14	40.00	Jul 2007	(770)
	AMYLIN
	PHARMACEUTICALS INC			14	35.00	Jul 2007	(210)
	BARD C R			40	85.00	Jan 2008	(15,600)
	BARR
	PHARMACEUTICALS INC			20	55.00	Nov 2007	(7,800)
	BECTON DICKINSON +
	CO			42	75.00	Sep 2007	(8,820)
	BRISTOL MYERS SQUIBB			67	32.50	Jan 2008	(22,110)
	CARDINAL HEALTH INC			145	80.00	Jan 2008	(114,550)
	CARDINAL HEALTH INC			108	75.00	Jan 2008	(49,680)
	CARDINAL HEALTH INC			22	70.00	Jan 2008	(5,500)
	CARDINAL HEALTH INC			14	70.00	Jun 2007	(322)
	CELGENE CORP			13	70.00	Jan 2008	(13,780)
	CELGENE CORP			27	65.00	Jul 2007	(14,040)
	CELGENE CORP			61	65.00	Jan 2008	(46,970)
	CELGENE CORP			24	60.00	Jan 2008	(13,200)
	CELGENE CORP			7	55.00	Jan 2008	(2,590)
	CELGENE CORP			7	50.00	Jul 2007	(315)
	CELGENE CORP			7	50.00	Jan 2008	(1,680)
	CENTENE CORP DEL			16	30.00	Sep 2007	(11,040)
	CEPHALON INC			68	75.00	Jan 2008	(25,840)
	CERNER CORP			13	60.00	Sep 2007	(6,500)
	CERNER CORP			25	55.00	Sep 2007	(6,625)
	CIGNA			27	145.00	Jul 2007	(810)
	CONCEPTUS INC			33	20.00	Nov 2007	(8,250)
	CONCEPTUS INC			31	20.00	Aug 2007	(6,355)
	CUBIST
	PHARMACEUTICALS INC			80	20.00	Jan 2008	(9,600)

			Pay/Receive	Number of
		Floating	Floating	Contracts/	Exercise	Expiration
Fund	Name of Issuer	Rate Index	Rate	Notional Amount	Price/Rate	Date	Value

	CVS/CAREMARK CORP			100	40.00	Jan 2008	(33,000)
	CVS/CAREMARK CORP			133	35.00	Jan 2008	(1,995)
	CVS/CAREMARK CORP			43	50.00	Jun 2007	(215)
	DADE BEHRING HLDGS			33	50.00	Aug 2007	(3,135)
	DAVITA			40	55.00	Jan 2008	(12,800)
	DAVITA			20	55.00	Jul 2007	(2,900)
	ELAN CORP PLC			67	15.00	Jan 2008	(6,700)
	ELAN CORP PLC			67	17.50	Jan 2008	(12,060)
	EXPRESS SCRIPTS INC			64	70.00	Jan 2008	(3,520)
	EXPRESS SCRIPTS INC			71	85.00	Jan 2008	(16,330)
	EXPRESS SCRIPTS INC			33	95.00	Jan 2008	(15,840)
	GEN PROBE INC NEW			20	55.00	Jan 2008	(8,000)
	GEN PROBE INC NEW			35	50.00	Jan 2008	(7,175)
	GENENTECH INC			26	80.00	Jan 2008	(13,520)
	GENZYME			27	70.00	Jan 2008	(19,440)
	GILEAD SCIENCES INC			13	85.00	Jan 2008	(10,140)
	GILEAD SCIENCES INC			38	80.00	Jan 2008	(20,900)
	GILEAD SCIENCES INC			38	75.00	Jan 2008	(14,440)
	GILEAD SCIENCES INC			35	70.00	Jan 2008	(8,750)
	GILEAD SCIENCES INC			14	65.00	Jan 2008	(2,170)
	HEALTH NET INC			19	60.00	Jan 2008	(9,880)
	HEALTHWAYS			33	50.00	Nov 2007	(16,500)
	HUMANA INC			72	60.00	Jan 2008	(29,520)
	HUMANA INC			33	65.00	Jan 2008	(21,120)
	ILLUMINA INC			74	40.00	Jan 2008	(62,900)
	IMCLONE SYS INC			61	40.00	Jan 2008	(26,230)
	IMCLONE SYS INC			42	30.00	Jan 2008	(4,410)
	IMCLONE SYS INC			43	45.00	Jan 2008	(30,530)
	JOHNSON + JOHNSON			7	60.00	Jan 2008	(1,050)
	INTERMUNE			49	35.00	Jan 2008	(49,980)
	INVITROGEN CORP			33	70.00	Jan 2008	(12,210)
	INVITROGEN CORP			43	70.00	Aug 2007	(8,385)
	LABORATORY CORP
	AMER HLDGS			13	85.00	Jan 2008	(9,360)
	LABORATORY CORP
	AMER HLDGS			40	75.00	Jan 2008	(9,400)
	LABORATORY CORP
	AMER HLDGS			73	80.00	Jan 2008	(30,660)
	LABORATORY CORP
	AMER HLDGS			13	70.00	Jan 2008	(1,495)
	LIFEPOINT HOSPS			40	40.00	Jan 2008	(8,600)
	LILLY ELI + CO			28	55.00	Oct 2007	(2,940)

			Pay/Receive	Number of
		Floating	Floating	Contracts/	Exercise	Expiration
Fund	Name of Issuer	Rate Index	Rate	Notional Amount	Price/Rate	Date	Value

	MANOR CARE			34	65.00	Jan 2008	(6,290)
	MANOR CARE			41	60.00	Jan 2008	(3,690)
	MCKESSON CORP			25	65.00	Jan 2008	(10,000)
	MCKESSON CORP			14	55.00	Jan 2008	(1,260)
	MEDCO HEALTH
	SOLUTIONS INC			41	55.00	Jan 2008	(2,050)
	MEDIMMUNE INC			13	45.00	Jan 2008	(130)
	MEDIMMUNE INC			49	35.00	Jan 2008	(490)
	MEDTRONIC INC			95	55.00	Jan 2008	(33,250)
	MERCK + CO INC			49	60.00	Jan 2008	(38,710)
	MERCK + CO INC			59	55.00	Jan 2008	(24,780)
	MERCK + CO INC			44	47.50	Jul 2007	(880)
	MERCK + CO INC			13	50.00	Jan 2008	(2,730)
	MONSANTO CO NEW			117	60.00	Jan 2008	(46,800)
	MONSANTO CO NEW			15	50.00	Jul 2007	(225)
	MONSANTO CO NEW			36	55.00	Jul 2007	(1,692)
	NIGHTHAWK
	RADIOLOGY HLDINGS			80	22.50	Sep 2007	(35,200)
	OMNICARE			40	35.00	Sep 2007	(6,000)
	ONYX
	PHARMACEUTICALS INC			34	30.00	Jan 2008	(16,660)
	RESMED INC			53	45.00	Oct 2007	(15,105)
	RESMED INC			13	50.00	Oct 2007	(7,410)
	SCHEIN HENRY INC			13	55.00	Jan 2008	(4,420)
	SCHEIN HENRY INC			34	50.00	Jan 2008	(4,930)
	SCHERING PLOUGH
	CORP			132	25.00	Jan 2008	(3,300)
	STERICYCLE			13	42.50	Nov 2007	(2,925)
	ST JUDE			46	45.00	Jan 2008	(20,700)
	ST JUDE MED INC			43	35.00	Jul 2007	(645)
	ST JUDE MED INC			34	40.00	Jan 2008	(7,820)
	ST JUDE MED INC			21	40.00	Jul 2007	(1,680)
	STRYKER CORP			70	65.00	Jan 2008	(19,250)
	TEVA			40	35.00	Jan 2008	(4,600)
	TEVA PHARMACEUTICAL
	INDS LTD			52	32.50	Jun 2007	(260)
	TEVA PHARMACEUTICAL
	INDS LTD			13	40.00	Jan 2008	(3,770)
	UNITED HEALTH GROUP
	INC			41	60.00	Jan 2008	(27,183)
	VARIAN			40	45.00	Jan 2008	(22,000)
	VERTEX
	PHARMACEUTICALS INC			37	35.00	Jan 2008	(25,530)
	VERTEX
	PHARMACEUTICALS INC			37	30.00	Jan 2008	(15,540)
	WALGREEN CO			14	50.00	Jan 2008	(7,140)
	WELLPOINT INC			26	90.00	Jan 2008	(23,920)

			Pay/Receive	Number of
		Floating	Floating	Contracts/	Exercise	Expiration
Fund	Name of Issuer	Rate Index	Rate	Notional Amount	Price/Rate	Date	Value

	WELLPOINT INC			13	80.00	Jun 2007	(715)

	WELLPOINT INC			43	80.00	Jan 2008	(16,340)

	WYETH			47	55.00	Jan 2008	(10,575)

	WYETH			66	60.00	Jan 2008	(29,040)

	ZIMMER HOLDINGS INC			42	90.00	Jan 2008	(23,100)

				5,109			$ (1,813,726)

Real Return
Bond	CALLS

		3 Month
	6 Year Interest Rate Swap	USD-LIBOR	Receive	11,000,000	$4.95	Apr 2013	$ (49,874)
		3 Month
	6 Year Interest Rate Swap	USD-LIBOR	Receive	13,000,000	5.34	Sep 2013	(13,559)
	US Treasury 10 YR
	FUTURES			167,000	109.00	Aug 2007	(13,047)

				13,167,000			$ (76,480)

Strategic
Bond	CALLS

	EURODOLLAR FUTURES			18	$95.00	Sep 2007	(450)

	EURODOLLAR FUTURES			113	95.25	Sep 2007	(1,413)

	EURODOLLAR FUTURES			36	95.50	Dec 2007	(900)

	EURODOLLAR FUTURES			24	94.88	Jun 2007	(150)

	EURODOLLAR FUTURES			57	95.00	Jun 2007	(356)
	US TREAS BOND
	FUTURES			11	115.00	Aug 2007	(516)
	US TREAS BOND
	FUTURES			6	114.00	Aug 2007	(656)
	US TREAS BOND
	FUTURES			32	112.00	Aug 2007	(10,000)
	US TREAS NOTES 10YR
	FUTURES			13	108.00	Nov 2007	(5,826)
	US TREAS NOTES 10YR
	FUTURES			79	109.00	Aug 2007	(6,172)
	US TREAS NOTES 10YR
	FUTURES			92	110.00	Aug 2007	(2,875)
	US TREAS NOTES 10YR
	FUTURES			6	108.00	Aug 2007	(1,470)
	US TREAS NOTES 10YR
	FUTURES			1	107.00	Jun 2007	(245)

				488			(31,028)

	PUTS

	EURODOLLAR FUTURES			23	$94.75	Jun 2007	(6,325)

	EURODOLLAR FUTURES			66	94.75	Sep 2007	(18,975)

				89			(25,300)

Strategic
Income	CALLS

	AUD CALL/USD PUT			5,431,800	$0.82	Jun 2007	(66,811)

	CAD CALL/USD PUT			8,500,000	1.12	Jun 2007	(520,880)

	CAD CALL/USD PUT			8,500,000	1.10	Jun 2007	(314,670)

	AUD CALL/USD PUT			7,802,000	0.83	Jun 2007	(89,333)

	Silver Standard Resources			112	45.00	Jun 2007	(560)

			Pay/Receive	Number of
		Floating	Floating	Contracts/	Exercise	Expiration
Fund	Name of Issuer	Rate Index	Rate	Notional Amount	Price/Rate	Date	Value

				30,233,912			$ (992,254)

Total Return	CALLS

	5 Year Interest Rate	3 Month	Receive			Jul 2012	(54)
	Swap	EUR LIBOR		(9,000,000.000)	$ 4.23
	5 Year Interest Rate	3 Month	Receive			Jul 2012	(6)
	Swap	EUR LIBOR		(14,000,000.000)	4.10
	5 Year Interest Rate	3 Month	Receive			Jul 2012	(4)
	Swap	EUR LIBOR		(9,000,000.000)	4.10
	5 Year Interest Rate	3 Month	Receive			Apr 2012	(2)
	Swap	EUR LIBOR		(4,000,000.000)	4.10
	8 Year Interest Rate	3 Month	Receive			Dec 2015	(0)
	Swap	GBP LIBOR		(900,000.000)	4.85
	8 Year Interest Rate	3 Month	Receive			May 2015	(0)
	Swap	GBP LIBOR		(2,000,000.000)	4.85
	8 Year Interest Rate	3 Month	Receive			Dec 2015	(0)
	Swap	GBP LIBOR		(1,400,000.000)	4.85
	5 Year Interest Rate	3 Month	Receive			Jul 2012	(200,691)
	Swap	USD LIBOR		(51,300,000.000)	5.37
	5 Year Interest Rate	3 Month	Receive			Aug 2012	(1,490)
	Swap	USD Libor		(12,900,000.000)	4.95
	5 Year Interest Rate	3 Month	Receive			Oct 2012	(44,419)
	Swap	USD Libor		(18,000,000.000)	5.01
	5 Year Interest Rate	3 Month	Receive			Aug 2012	(6,066)
	Swap	USD Libor		(13,000,000.000)	4.90
	5 Year Interest Rate	3 Month	Receive			Jul 2012	(3,573)
	Swap	USD Libor		(5,000,000.000)	5.00
	7 Year Interest Rate	3 Month	Receive			Aug 2014	(3,672)
	Swap	USD Libor		(10,000,000.000)	4.90
	5 Year Interest Rate	3 Month	Receive			Jul 2012	(8,865)
	Swap	USD Libor		(19,000,000.000)	4.90
	5 Year Interest Rate	3 Month	Receive			Jul 2012	(189,911)
	Swap	USD Libor		(36,000,000.000)	5.10
	5 Year Interest Rate	3 Month	Receive			Jul 2012	(28,864)
	Swap	USD Libor		(9,000,000.000)	4.90
	5 Year Interest Rate	3 Month	Receive			Aug 2012	(165,305)
	Swap	USD Libor		(40,800,000.000)	4.90
	5 Year Interest Rate	3 Month	Receive			Jul 2012	(89,135)
	Swap	USD Libor		(22,000,000.000)	4.90
	5 Year Interest Rate	3 Month	Receive			Aug 2012	(104,282)
	Swap	USD Libor		(23,000,000.000)	4.95
	5 Year Interest Rate	3 Month	Receive			Jul 2012	(105,763)
	Swap	EUR Libor		(15,600,000.000)	4.95
	U S TREAS NOTES		Receive			Aug 2007	(5,859)
	10YR FUTURE			(75.000)	109.00
	U S TREAS NOTES		Receive			Aug 2007	(10,593)
	10YR FUTURE			(53.000)	108.00
	5 Year Interest Rate	3 Month	Receive			Jul 2012	(294,239)
	Swap	USD Libor		(43,400,000.000)	4.95
	5 Year Interest Rate	3 Month	Receive			Aug 2012	(404,748)
	Swap	USD Libor		(59,700,000.000)	4.95
	5 Year Interest Rate	3 Month	Receive			Aug 2012	(441,250)
	Swap	USD Libor		(48,300,000.000)	5.00

				(467,300,128)			$ (2,108,792)

Value &
Restructuring	CALLS

	AMERICA MOVIL SAB DE
	CV			175	$ 55.00	Aug 2007	$ (134,750)
	ECHOSTAR
	COMMUNICATIONS			250	45.00	Jun 2007	(43,500)
	HARMAN INTL INDS INC
	NEW			200	110.00	Jul 2007	(164,000)

			Pay/Receive	Number of
		Floating	Floating	Contracts/	Exercise	Expiration
Fund	Name of Issuer	Rate Index	Rate	Notional Amount	Price/Rate	Date	Value

	MASTERCARD INC			210	110.00	Jul 2007	(863,100)

				835			$ (1,205,350)

Securities Lending All Funds described in this report with the exception of Absolute Return Portfolio, may lend securities in amounts up to 331/3% of each Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and marked to market on a daily basis. The Funds may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Funds receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Funds invests the cash collateral received in connection with securities lending transactions in the JHCIT. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by JHA, the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT. Effective May 8, 2007, cash collateral is invested in JHCIT. Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds the next business day. During the loan period, the Funds continue to retain rights of ownership, including dividends and interest of the loaned securities. At May 31, 2007 the values of securities loaned and cash collateral were as follows:

	Value of	Value of Cash
Portfolio	Securities Loaned	Collateral

All Cap Core	361,140	368,363
All Cap Value	1,092,520	1,114,370
Blue Chip Growth	9,924,525	10,123,016
Capital Appreciation	6,439,118	6,567,900
Emerging Growth	48,715,813	49,690,129
Emerging Small Company	8,027,386	8,187,934
Equity - Income	16,009,328	16,329,515
Global Real Estate	11,839,627	12,431,608
High Income	3,543,693	3,614,567
High Yield	25,494,741	26,004,636
International Equity Index	13,549,830	14,200,723
International Opportunities	73,909,567	77,272,134
International Small Company	6,863,913	7,207,109
International Value	107,708,150	113,093,558
Investment Quality Bond	2,312	2,358
Mid Cap Stock	20,673,526	21,086,997
Mid Cap Value	5,215,269	5,319,574
Mid Cap Value Equity	4,172,566	4,256,017
Natural Resources	40,065,686	40,924,928
Quantitative All Cap	165,215	168,519
Quantitative Value	5,381,280	5,488,906
Real Estate Securities	1,590,750	1,622,565
Small Cap Opportunities	15,570,849	15,882,266

	Value of	Value of Cash
Portfolio	Securities Loaned	Collateral
Small Company	3,609,078	3,681,260
Small Company Growth	11,643,688	11,876,562
Small Company Value	23,024,561	23,485,052
Spectrum Income	3,443,663	3,512,536
Strategic Bond	6,402,575	6,530,626
U.S. Global Leaders Growth	14,728,960	15,023,539
U.S. High Yield Bond	6,210,454	6,334,663
U.S. Multi Sector	9,279,719	9,465,313
Value & Restructuring	14,051,898	14,332,936
Vista	7,731,689	7,886,323

Floating Rate Notes Issued in Conjunction with Securities Held The Funds sell a fixed-rate bond to a broker for cash. At the same time the Funds buy a residual interest in a trust’s (the “Trust”) assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation (“Inverse Floater”). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund (the “Fixed-Rate Bond”). The Trust also issues floating-rate notes (“Floating-Rate Notes”) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the Trust and the liquidation value of the Floating-Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the Trust to the Fund, thereby collapsing the Trust. Pursuant to Financial Accounting Standards Statement No. 140 (“FAS 140”), the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and accounts for the Floating-Rate Notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities”. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

At May 31, 2007, the Funds’ investments were as follows:

Floating Rate Range of Fund Notes Outstanding Interest Rates

Global Bond	270,000	3.55% — 3.96%
Total Return	33,000	3.56% — 3.98%
Total Return	3,000,000	3.56% — 3.98%

The Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities. The Funds’ investment policies do not allow the Funds to borrow money for purposes of making investments. Fund Management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Dollar Rolls All Funds described in this report with the exception of Absolute Return Portfolio, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Short Sales Certain of the Funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. The fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. Certain of the funds may also make short sales “against the box.’’ In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, the fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Futures All Funds described in this report may purchase and sell financial futures contracts and options on those contracts. The Funds invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Funds.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for account of the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at May 31, 2007:

					Unrealized
		Number of		Expiration	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	(Depreciation)

All Cap Core	Russell 2000 E-Mini Index Futures	344	Long	Jun 2007	1,883,094
	Russell 2000 Index Futures	5	Long	Jun 2007	$155,879
	S&P 500 Index Futures	47	Long	Jun 2007	900,950

					$2,939,923

Global Bond	10-Year German Euro-Bund Futures	805	Long	Jun 2007	(3,355,159)
	3-Month Euro Yen Futures	113	Long	Dec 2007	($20,643)
	3-Month LIBOR Futures	234	Long	Mar 2008	(376,381)
	3-Month LIBOR Futures	410	Long	Jun 2008	(439,235)
	3-Month LIBOR Futures	92	Long	Dec 2008	(145,702)
	5-Year German Euro-Bund Futures	518	Long	Jun 2007	(1,590,005)
	Eurodollar Futures	350	Long	Sep 2007	(368,312)
	Eurodollar Futures	36	Long	Dec 2007	(37,200)
	Eurodollar Futures	1,205	Long	Mar 2008	(1,164,513)

					Unrealized
		Number of		Expiration	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	(Depreciation)

	Eurodollar Futures	430	Long	Jun 2008	(419,250)
	Japan 10-Year Government Bond Futures	6	Short	Jun 2007	4,517
	U.S. Treasury 10-Year Note Futures	12	Short	Sep 2007	4,312

					($7,907,571)

Index 500	S&P 500 Index Futures	4	Long	Jun 2007	$87,997

					$87,997

International Equity Index	All Share Index Futures	4	Long	Jun 2007	$10,888
	CAC 40 10 Euro Index Futures	9	Long	Jun 2007	101,929
	DAX Index Futures	2	Long	Jun 2007	74,680
	FTSE 100 Index Futures	14	Long	Jun 2007	107,503
	Hang Seng Stock Index Futures	1	Long	Jun 2007	551
	IBEX 35 Index Futures	2	Long	Jun 2007	16,434
	MSCI Taiwan Stock Index Futures	7	Long	Jun 2007	151
	OMX 30 Stockholm Stock Index Futures	9	Long	Jun 2007	1,219
	S&P/Toronto Stock Exchange 60 Index Futures	3	Long	Jun 2007	30,623
	SPI 200 Index Futures	3	Long	Jun 2007	27,666
	TOPIX Index Futures	10	Long	Jun 2007	66,968

					$438,611

Investment Quality Bond	U.S. Treasury 10-Year Note Futures	21	Short	Sept 2007	$3,391

					$3,391

Mid Cap Index	S&P Mid Cap 400 Index Futures	57	Long	Jun 2007	$684,175

					$684,175

Mid Cap Intersection	S&P Mid Cap 400 E-Mini Index Futures	54	Long	Jun 2007	$203,667

					$203,667

Real Return Bond	10-Year German Euro-Bund Futures	248	Long	Jun 2007	($728,588)
	3-Month LIBOR Futures	346	Long	Mar 2008	(519,485)
	3-Month LIBOR Futures	448	Long	Jun 2008	(538,687)
	Eurodollar Futures	333	Long	Dec 2007	(355,175)
	Eurodollar Futures	468	Long	Jun 2008	(530,700)
	Eurodollar Futures	23	Long	Sep 2008	(8,050)
	Eurodollar Futures	47	Long	Dec 2008	(11,162)
	Eurodollar Futures	47	Long	Mar 2009	(7,637)
	Eurodollar Futures	65	Long	Jun 2009	(4,875)
	Eurodollar Futures	24	Short	Mar 2008	29,850
	Japan 10-Year Government Bond Futures	17	Long	Jun 2007	(165,880)
	U.S. Treasury 10-Year Note Futures	320	Short	Jun 2007	751,875
	U.S. Treasury 30-Year Bond	646	Short	Jun 2007	2,118,799
	U.S. Treasury 5-Year Note Futures	84	Short	Jun 2007	10,500

					$40,785
Small Cap Index	Russell 2000 Index Futures	22	Long	Jun 2007	$297,135

					$297,135

					Unrealized
		Number of		Expiration	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	(Depreciation)

Small Cap	Russell 2000 Index Futures	45	Long	Jun 2007	$357,649

					$357,649

Small Company	Russell 2000 E-Mini Index Futures	48	Long	Jun 2007	$45,738

					$45,738

Spectrum Income	Canada 10-Year Government Bond Futures	4	Short	Sep 2007	710
	U.K. Treasury Bond Futures	8	Short	Sep 2007	2,059
	U.S. Treasury 10-Year Note Futures	56	Long	Sep 2007	($15,294)
	U.S. Treasury 10-Year Note Futures	12	Short	Sep 2007	2,250
	U.S. Treasury 2-Year Note Futures	12	Short	Sep 2007	1,656
	U.S. Treasury 30-Year Bond Futures	27	Long	Sep 2007	(3,375)

					($11,994)

Strategic Bond	10-Year German Euro-Bund Futures	215	Long	Jun 2007	(428,375)
	10-Year German Euro-Bund Futures	25	Long	Sep 2007	(225)
	10-Year German Euro-Bund Futures	14	Long	Sep 2007	(7,063)
	3-Month EURIBOR Futures	870	Long	Sep 2007	($693,443)
	3-Month LIBOR Futures	34	Long	Sep 2007	(14,984)
	3-Month LIBOR Futures	20	Long	Sep 2007	(13,501)
	Australian Dollar Futures	17	Short	Jun 2007	(935)
	British Pound Futures	130	Short	Jun 2007	(231,663)
	Eurodollar Futures	67	Long	Sep 2007	(38,335)
	Eurodollar Futures	96	Long	Dec 2007	(36,743)
	Eurodollar Futures	102	Long	Mar 2008	(79,297)
	Eurodollar Futures	33	Short	Jun 2007	72,023
	Eurodollar Futures	23	Short	Jun 2007	12,823
	Japanese Yen Futures	137	Long	Jun 2007	(766,748)
	U.S. Treasury 10-Year Note Futures	54	Short	Sep 2007	11,793
	U.S. Treasury 30-Year Bond Futures	83	Long	Sep 2007	(1,806)
	U.S. Treasury 5-Year Note Futures	437	Long	Sep 2007	(184,021)

					($2,400,500)

Total Return	10-Year German Euro-Bund Futures	1	Long	Jun 2007	(2,623)
	3-Month Euro Yen Futures	299	Long	Dec 2007	($10,234)
	3-Month LIBOR Futures	94	Long	Sept 2007	(181,161)
	3-Month LIBOR Futures	162	Long	Dec 2007	(318,679)
	3-Month LIBOR Futures	165	Long	Mar 2008	(234,566)
	3-Month LIBOR Futures	371	Long	Jun 2008	(400,161)
	3-Month LIBOR Futures	275	Long	Sep 2008	(305,979)
	3-Month LIBOR Futures	15	Long	Dec 2008	(16,233)
	EURIBOR Futures	199	Long	Dec 2007	(267,440)
	EURIBOR Futures	91	Long	Mar 2008	(160,378)
	EURIBOR Futures	202	Long	Jun 2008	(367,735)
	EURIBOR Futures	86	Long	Sept 2008	(164,036)
	EURIBOR Futures	87	Long	Dec 2008	(156,648)
	Eurodollar Futures	1,764	Long	Dec 2007	(1,970,788)
	Eurodollar Futures	3,696	Long	Mar 2008	(3,930,650)

					Unrealized
		Number of		Expiration	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	(Depreciation)

	Eurodollar Futures	3,280	Long	Jun 2008	(3,292,812)
	Eurodollar Futures	575	Long	Sept 2008	(281,938)
	Eurodollar Futures	760	Long	Dec 2008	(374,538)
	Eurodollar Futures	73	Long	Mar 2009	(82,050)
	U.S. Treasury 10-Year Note Futures	27	Long	Sept 2007	(7,383)
	U.S. Treasury 30-Year Bond Futures	177	Short	Sept 2007	24,891

					($12,501,141)

U.S. Government Securities	Eurodollar Futures	377	Long	Jun 2008	($288,948)
	U.S. Treasury 2-Year Note Futures	43	Long	Sept 2007	(21,246)
	U.S. Treasury 5-Year Note Futures	317	Long	Sept 2007	(131,890)
	U.S. Treasury 10-Year Note Futures	271	Short	Sept 2007	118,708
	U.S. Treasury 20-Year Bond Futures	1	Short	Jun 2007	4,034
	U.S. Treasury 30-Year Bond Futures	8	Short	Sept 2007	2,710

					($316,632)

U.S. Multi Sector	S&P 500 Index Futures	106	Long	Jun 2007	$521,643

					$521,643

Swap Contracts All Funds described in this report may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). The Funds settle accrued net receivable or payable balances under the swap contracts on a periodic basis. The Funds record changes in the value of the swaps as unrealized gains or losses on swap contracts.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Funds had the following interest rate swap contracts open at May 31, 2007:

						Unrealized
	Notional		Payments Made by	Payments	Termination	Appreciation
Counterparty	Amount	Currency	Fund	Received by Fund	Date	(Depreciation)

Global Bond
HSBC Bank	18,200,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2012	($271,929)
				6 Month BBR-
HSBC Bank	10,500,000	AUD	Fixed 6.00%	BBSW	Jun 2017	276,132
Citigroup	2,000,000	CAD	Fixed 5.00%	3 Month CBK	Jun 2015	69,223
Morgan Stanley	1,500,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	49,928
Deutsche Bank	14,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	564,654
JP Morgan Chase	27,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	612,434
Lehman Brothers	19,800,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	955,062
Barclays Capital	14,400,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	523,016
HSBC Bank	13,400,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	427,365

						Unrealized
	Notional		Payments Made by	Payments	Termination	Appreciation
Counterparty	Amount	Currency	Fund	Received by Fund	Date	(Depreciation)

Deutsche Bank	25,300,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	1,014,854
Morgan Stanley	2,000,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	87,261
Morgan Stanley	13,700,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	(191,870)
Credit Suisse	1,000,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	(58,777)
Lehman Brothers	5,300,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	(298,661)
Deutsche Bank	14,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(427,859)
Deutsche Bank	6,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(307,581)
Barclays Capital	1,000,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(51,651)
Merrill Lynch	9,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(702,322)
JP Morgan Chase	2,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(244,979)
Barclays Capital	2,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(238,584)
Citigroup	2,200,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(206,793)
Royal Bank of
Scotland	6,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(430,068)
Deutsche Bank	1,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(96,997)
HSBC Bank	600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(56,031)
Barclays Capital	12,700,000	GBP	Fixed 4.50%	6 Month LIBOR	Sep 2017	101,586
Deutsche Bank	1,400,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	63,316
Barclays Capital	5,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	383,679
Morgan Stanley	700,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	51,443
HSBC Bank	1,100,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	94,475
Deutsche Bank	2,300,000	GBP	Fixed 4.10%	6 Month LIBOR	Jun 2036	598,778
Deutsche Bank	19,490,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	112,192
Morgan Stanley	2,700,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	5,344
UBS AG	9,740,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(121,944)
UBS AG	23,310,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(502,546)
Deutsche Bank	47,300,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(873,800)
Morgan Stanley	2,130,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(44,445)
Barclays Capital	10,910,000,000	JPY	Fixed 1.00%	6 Month LIBOR	Mar 2009	(176,166)
Morgan Stanley	5,900,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Dec 2010	(460,961)
Morgan Stanley	1,070,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	40,771
Deutsche Bank	5,000,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	120,521
UBS AG	9,000,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	371,194
Morgan Stanley	4,100,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	335,359
UBS AG	3,480,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	156,248
UBS AG	580,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2016	49,527
Barclays Capital	80,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2016	6,532
Morgan Stanley	1,300,000,000	JPY	Fixed 1.98%	6 Month LIBOR	Sep 2016	(78,606)
Deutsche Bank	450,000,000	JPY	6 Month LIBOR	Fixed 3.00%	Jun 2027	5,532
UBS AG	460,000,000	JPY	6 Month LIBOR	Fixed 3.00%	Jun 2027	6,661
UBS AG	410,000,000	JPY	6 Month LIBOR	Fixed 2.50%	Jun 2036	(30,114)
Barclays Capital	30,000,000	JPY	3 Month LIBOR	Fixed 2.50%	Jun 2036	(1,613)
			28-day Mexico
			Interbank TIIE
Merrill Lynch	11,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	29,324
			28-day Mexico
			Interbank TIIE
Citigroup	5,500,000	MXN	Banxico	Fixed 8.72%	Sep 2016	14,710
			28-day Mexico
			Interbank TIIE
Citigroup	13,500,000	MXN	Banxico	Fixed 8.90%	Sep 2016	82,274
			28-day Mexico
			Interbank TIIE
Citigroup	9,000,000	MXN	Banxico	Fixed 8.84%	Sep 2016	52,087
			28-day Mexico
			Interbank TIIE
JP Morgan Chase	2,000,000	MXN	Banxico	Fixed 8.84%	Sep 2016	11,575
			28-day Mexico
			Interbank TIIE
Citigroup	34,800,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(4,201)
Deutsche Bank	5,500,000	USD	CMS	Floating 0.288%	Dec 2007	(42,417)
Deutsche Bank	111,200,000	USD	Fixed 5.00%	6 Month LIBOR	Jun 2009	(487,668)
Bank of America	207,800,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(905,073)
Barclays Capital	10,900,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2009	59,359
Morgan Stanley	9,700,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2012	224,407
Lehman Brothers	18,800,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	469,688
Royal Bank of
Scotland	10,900,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	55,822
Deutsche Bank	1,300,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	32,465
Bank of America	30,200,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	558,390
Citigroup	6,000,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	260,399

						Unrealized
	Notional		Payments Made by	Payments	Termination	Appreciation
Counterparty	Amount	Currency	Fund	Received by Fund	Date	(Depreciation)

Morgan Stanley	4,700,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	153,595
Royal Bank of
Scotland	44,600,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	1,349,131
Barclays Capital	23,700,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	1,025,312
Lehman Brothers	4,800,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	74,639
JP Morgan Chase	2,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	10,274
Merrill Lynch	6,600,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	104,213
Credit Suisse	2,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	97,699
Morgan Stanley	2,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(149,116)
Citigroup	8,700,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(590,322)
Lehman Brothers	5,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(330,751)

						$3,364,605

Real Return Bond
			6 Month BBR -
JP Morgan Chase	2,300,000	AUD	BBSW	Fixed 6.50%	Jan 2010	($7,310)
			6 Month BBR -
Deutsche Bank	13,800,000	AUD	BBSW	Fixed 6.50%	Jan 2010	(49,383)
			6 Month BBR -
Citigroup	3,500,000	AUD	BBSW	Fixed 6.50%	Jan 2010	(13,931)
Royal Bank of			6 Month BBR -
Canada	1,400,000	AUD	BBSW	Fixed 6.50%	Jan 2010	(5,572)
Merrill Lynch	900,000	CAD	3 Month BA-CDOR	Fixed 5.50%	Jun 2035	65,578
Deutsche Bank	1,300,000	CAD	3 Month BA-CDOR	Fixed 5.5%	Jun 2035	94,724
BNP Paribas	2,200,000	EUR	FRCPXTOB	Fixed 2.04%	Feb 2011	26,745
UBS AG	2,300,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	33,744
JP Morgan Chase	2,700,000	EUR	FRCPXTOB	Fixed 2.0275%	Oct 2011	28,260
BNP Paribas	3,600,000	EUR	FRCPXTOB	Fixed 1.9875%	Dec 2011	2,835
JP Morgan Chase	2,800,000	EUR	FRCPXTOB	Fixed 1.9725%	Dec 2011	96
Goldman Sachs	1,300,000	EUR	FRCPXTOB	Fixed 1.97625%	Dec 2011	(756)
Goldman Sachs	10,800,000	EUR	FRCPXTOB	Fixed 1.995%	Mar 2012	(7,200)
BNP Paribas	1,400,000	EUR	FRCPXTOB	Fixed 1.9825%	Mar 2012	(2,048)
Barclays Capital	900,000	EUR	HICPXTOB	Fixed 1.9475%	Mar 2012	(9,515)
Royal Bank of
Scotland	300,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	(1,316)
Goldman Sachs	500,000	EUR	FRCPXTOB	Fixed 1.96%	Mar 2012	(2,037)
Royal Bank of
Scotland	1,000,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	(4,881)
Barclays Capital	200,000	EUR	FRCPXTOB	Fixed 1.96%	Apr 2012	(1,021)
Barclays Capital	700,000	EUR	FRCPXTOB	Fixed 1.98%	Apr 2012	(3,773)
Barclays Capital	5,500,000	EUR	FRCPXTOB	Fixed 2.1375%	Jan 2016	62,599
UBS AG	1,600,000	EUR	FRCPXTOB	Fixed 2.35%	Oct 2016	9,038
UBS AG	1,600,000	EUR	Fixed 2.275%	CPTFEMU	Oct 2016	1,849
JP Morgan Chase	1,500,000	EUR	FRCPXTOB	Fixed 2.3525%	Oct 2016	7,911
Barclays Capital	11,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(478,263)
Royal Bank of
Scotland	6,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(394,955)
Credit Suisse	5,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(335,113)
Goldman Sachs	3,200,000	GBP	Fixed 5.00%	6 Month LIBOR	Sep 2015	299,064
Barclays Capital	4,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	268,863
Credit Suisse	2,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	140,680
HSBC Bank	1,500,000	GBP	Fixed 4.25%	3 Month LIBOR	Jun 2036	324,406
			28-day Mexico
			Interbank TIIE
Barclays Capital	10,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	50,536
			28-day Mexico
			Interbank TIIE
Citigroup	9,100,000	MXN	Banxico	Fixed 8.17%	Nov 2016	15,106
			28-day Mexico
			Interbank TIIE
Barclays Capital	8,600,000	MXN	Banxico	Fixed 8.33%	Feb 2017	23,408
UBS AG	126,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(274,113)
Barclays Capital	2,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(14,457)
Goldman Sachs	2,400,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(15,086)
Goldman Sachs	1,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2012	(15,095)
Barclays Capital	8,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2012	(120,758)
Bank of America	4,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2012	(64,907)
Deutsche Bank	11,500,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2012	(173,589)
Goldman Sachs	3,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	70,164
Deutsche Bank	45,700,000	USD	3 Month LIBOR	Fixed 5.0%	Jun 2017	(1,599,948)
Deutsche Bank	6,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2021	364,891

						Unrealized
	Notional		Payments Made by	Payments	Termination	Appreciation
Counterparty	Amount	Currency	Fund	Received by Fund	Date	(Depreciation)

Deutsche Bank	7,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	501,859
Bank of America	2,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(202,062)
						($1,404,733)

Total Return

Deutsche Bank	3,600,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2009	($37,126)
Morgan Stanley	5,600,000	BRL	CDI	Fixed 12.78%	Jan 2010	123,252
Merrill Lynch	2,300,000	BRL	CDI	Fixed 12.95	Jan 2010	54,665
Barclays Capital	6,600,000	BRL	CDI	Fixed 11.36%	Jan 2010	56,785
Merrill Lynch	6,100,000	BRL	CDI	Fixed 11.43%	Jan 2010	56,986
Deutsche Bank	7,400,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	254,039
Royal Bank of
Scotland	2,000,000	EUR	FRCPXTOB	Fixed 1.96%	Mar 2012	(8,774)
Royal Bank of
Scotland	3,400,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	(16,594)
Barclays Capital	500,000	EUR	FRCPXTOB	Fixed 1.96%	Apr 2012	(2,554)
Barclays Capital	9,700,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	(30,544)
Deutsche Bank	5,800,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	(18,263)
Barclays Capital	5,400,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	(14,787)
Royal Bank of
Scotland	5,100,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	(13,965)
Credit Suisse	1,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(44,460)
Deutsche Bank	5,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(235,078)
Merrill Lynch	400,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	25,606
Deutsche Bank	4,300,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2036	1,240,758
Barclays Capital	1,200,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	346,258
Royal Bank of
Scotland	3,300,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	952,209
HSBC Bank	2,100,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	605,951
UBS AG	8,800,000,000	JPY	3 Month LIBOR	Fixed 1.00%	Mar 2008	49,638
Deutsche Bank	3,720,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(11,346)
UBS AG	270,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(866)
UBS AG	7,420,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(194,897)
Deutsche Bank	830,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(21,801)
Barclays Capital	520,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(13,659)
UBS AG	1,170,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	(18,517)
Deutsche Bank	1,700,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	(26,905)
Deutsche Bank	420,000,000	JPY	6 Month LIBOR	Fixed 2.50%	Dec 2026	77,749
Morgan Stanley	200,000,000	JPY	6 Month LIBOR	Fixed 2.50%	Dec 2026	37,024
			28-day Mexico
			Interbank TIIE
Citigroup	4,700,000	MXN	Banxico	Fixed 8.17%	Nov 2016	7,802
Royal Bank of
Scotland	91,900,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2008	(276,500)
Deutsche Bank	91,900,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2008	(276,564)
Lehman Brothers	14,700,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(92,401)
UBS AG	49,900,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(313,661)
Credit Suisse	25,000,000	USD	6 Month LIBOR	Fixed 5.00%	Jun 2009	(157,145)
Morgan Stanley	32,400,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(203,660)
Royal Bank of
Scotland	102,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(641,152)
Morgan Stanley	6,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	213,560
Royal Bank of
Scotland	15,600,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	546,153
Deutsche Bank	17,900,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	626,675
Credit Suisse	7,500,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(658,898)
Royal Bank of
Scotland	15,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(1,326,582)

						$618,411

The Funds had the following credit default swap contracts open at May 31, 2007:
			Buy/Sell	(Pay) /		Unrealized
		Notional	Pro-	Received	Termination	Appreciation
Counterparty	Issuer	Amount	tection †	Fixed Rate	Date	(Depreciation)

Global Bond
Deutsche Bank	Ace Limited	300,000	Buy	(0.390)%	Jun 2014	(1,411)
Lehman Brothers	Alcan, Inc.	700,000	Buy	(0.140)%	Mar 2011	2,032
Citigroup	Autozone, Inc.	500,000	Buy	(0.680)%	Dec 2012	(8,405)
UBS AG	BAE Systems PLC	700,000	Buy	(0.140)%	Dec 2011	140

			Buy/Sell	(Pay) /		Unrealized
		Notional	Pro-	Received	Termination	Appreciation
Counterparty	Issuer	Amount	tection †	Fixed Rate	Date	(Depreciation)

Lehman Brothers	Bellsouth Corporation	600,000	Buy	(0.330)%	Sep 2014	(3,882)
Deutsche Bank	Boston Scientific Corporation	300,000	Buy	(0.620)%	Jun 2014	6,515
Merrill Lynch	Boston Scientific Corporation	700,000	Buy	(0.510)%	Jun 2011	3,037
UBS AG	Capital One Financial Corporation	600,000	Buy	(0.350)%	Sep 2011	(1,542)
Bear Stearns	CNA Financial Corporation	500,000	Buy	(0.440)%	Sep 2011	(2,249)
JP Morgan Chase	CNA Financial Corporation	600,000	Buy	(0.440)%	Sep 2011	(2,699)
Lehman Brothers	CVS Corporation	700,000	Buy	(0.210)%	Sep 2011	(686)
Bank of America	D.R. Horton, Inc.	800,000	Buy	(0.890)%	Jun 2011	(2,334)
Royal Bank of Scotland	Daimlerchrysler AG	300,000	Buy	(0.620)%	Sep 2011	(5,051)
Royal Bank of Canada	Daimlerchrysler AG	600,000	Buy	(0.350)%	Jun 2009	(2,917)
Barclays Capital	Diamond Offshore Drilling, Inc.	300,000	Buy	(0.470)%	Jun 2017	(5)
Bear Stearns	Diamond Offshore Drilling, Inc.	300,000	Buy	(0.230)%	Jun 2012	64
JP Morgan Chase	Dow Jones CDX NA IG	3,300,000	Buy	(0.650)%	Dec 2016	17,253
Lehman Brothers	Dow Jones CDX NA IG	6,000,000	Buy	(0.650)%	Dec 2016	28,173
Barclays Capital	Dow Jones CDX NA IG	900,000	Buy	(0.650)%	Dec 2016	5,390
UBS AG	Dow Jones CDX NA IG	3,200,000	Buy	(0.650)%	Dec 2016	18,549
Bank of America	Dow Jones CDX NA IG	42,000,000	Buy	(0.650)%	Dec 2016	223,790
Morgan Stanley	Dow Jones CDX NA IG	5,300,000	Buy	(0.650)%	Dec 2016	30,844
JP Morgan Chase	Dow Jones iTraxx Europe HI4	700,000	Buy	(0.850)%	Dec 2016	(4,824)
HSBC Bank	Dow Jones iTraxx Europe HI4	500,000	Buy	(0.850)%	Dec 2016	(3,739)
Deutsche Bank	Dow Jones iTraxx Europe HI4	1,900,000	Buy	(0.850)%	Dec 2016	(14,287)
Barclays Capital	Dow Jones iTraxx Europe HI4	1,900,000	Buy	(0.850)%	Dec 2016	(12,992)
BNP Paribas	Dow Jones iTraxx Europe HI4	1,500,000	Buy	(0.850)%	Dec 2016	(10,689)
Morgan Stanley	Federative Republic of Brazil	2,300,000	Buy	(2.180)%	Aug 2016	(202,209)
Lehman Brothers	Federative Republic of Brazil	1,100,000	Buy	(2.160)%	Aug 2016	(95,163)
JP Morgan Chase	Federative Republic of Brazil	1,500,000	Buy	(2.140)%	Aug 2016	(127,135)
Merrill Lynch	Federative Republic of Brazil	2,200,000	Buy	(2.130)%	Aug 2016	(185,692)
Lehman Brothers	Federative Republic of Brazil	2,800,000	Buy	(2.060)%	Aug 2016	(222,568)
Lehman Brothers	Federative Republic of Brazil	1,700,000	Buy	(2.140)%	Aug 2016	(144,683)
Lehman Brothers	Ford Motor Credit Company	700,000	Buy	(2.310)%	Jun 2010	(3,941)
Royal Bank of Scotland	Glitnir Banki HF	600,000	Buy	(0.290)%	Mar 2012	(1,455)
Royal Bank of Scotland	Glitnir Banki HF	700,000	Buy	(0.290)%	Mar 2012	(1,697)
Wachovia Bank N.A.	Global Santafe Corporation	400,000	Buy	(0.520)%	Jun 2012	(361)
Wachovia Bank N.A.	Global Santafe Corporation	200,000	Buy	(0.530)%	Jun 2012	(269)
Merrill Lynch	GMAC LLC	1,700,000	Buy	(1.290)%	Jun 2011	(1,231)
UBS AG	Goldman Sachs Group, Inc.	1,300,000	Buy	(0.310)%	Jun 2016	3,229
Bear Stearns	H.J. Heinz Finance Corporation	600,000	Buy	(0.370)%	Mar 2012	1,690
Deutsche Bank	J.C. Penney Company, Inc.	800,000	Buy	(0.270)%	Mar 2010	(1,608)
Credit Suisse	Johnson Controls, Inc.	600,000	Buy	(0.240)%	Mar 2011	(1,999)
Royal Bank of Canada	JP Morgan Chase Chase & Company	600,000	Buy	(0.310)%	Mar 2016	(1,551)
Bear Stearns	Loews Corporation	200,000	Buy	(0.330)%	Mar 2016	(1,592)
Royal Bank of Scotland	Morgan Stanley	600,000	Buy	(0.320)%	Dec 2016	3,345
Deutsche Bank	Nabors Industries, Inc.	200,000	Buy	(0.470)%	Jun 2012	85
Bank of America	Nabors Industries, Inc.	300,000	Buy	(0.459)%	Jun 2012	274
Deutsche Bank	Nationwide Health Properties, Inc.	600,000	Buy	(0.620)%	Sep 2011	(3,178)
Citigroup	Newell Rubbermaid, Inc.	600,000	Buy	(0.130)%	Jun 2010	(171)
Bear Stearns	Nisource Finance Corporation	200,000	Buy	(0.620)%	Sep 2014	(1,994)
Credit Suisse	Noble Corp.	200,000	Buy	(0.530)%	Jun 2012	(48)
Barclays Capital	Noble Corp.	200,000	Buy	(0.530)%	Jun 2012	(48)
JP Morgan Chase	Sabre Holdings Corporation	700,000	Buy	(0.930)%	Sep 2011	35,473
Citigroup	Sara Lee Corporation	500,000	Buy	(0.330)%	Sep 2011	238
Credit Suisse	Sealed Air Corporation	700,000	Buy	(0.500)%	Sep 2013	(2,161)
Deutsche Bank	Tate & Lyle Public Limited Company	300,000	Buy	(0.510)%	Dec 2014	1,418
Bank of America	Transocn	500,000	Buy	(0.539)%	Jun 2017	(1,309)
Bear Stearns	Weyerhaeuser Company	2,000,000	Buy	(0.550)%	Jun 2012	(11,547)
Merrill Lynch	Xerox Corp.	800,000	Buy	(0.130)%	Jan 2009	(12)
Barclays Capital	XL Capital LTD	700,000	Buy	(0.310)%	Mar 2012	(852)
UBS AG	AIG	1,500,000	Sell	0.070%	Jun 2008	314
Deutsche Bank	Bear Stearns Co.	1,000,000	Sell	0.160%	Jun 2008	625
Morgan Stanley	Federative Republic of Brazil	4,100,000	Sell	1.380%	Aug 2011	134,613
Lehman Brothers	Federative Republic of Brazil	2,000,000	Sell	1.370%	Aug 2011	64,913
JP Morgan Chase	Federative Republic of Brazil	2,700,000	Sell	1.350%	Aug 2011	85,095
Merrill Lynch	Federative Republic of Brazil	4,000,000	Sell	1.340%	Aug 2011	125,316
Lehman Brothers	Federative Republic of Brazil	5,000,000	Sell	1.280%	Aug 2011	145,368
Lehman Brothers	Federative Republic of Brazil	3,100,000	Sell	1.350%	Aug 2011	98,285
Deutsche Bank	Merrill Lynch	700,000	Sell	0.140%	Jun 2008	473
HSBC Bank	Russian Federation	1,800,000	Sell	0.240%	Feb 2008	288
Deutsche Bank	Softbank Corporation	165,000,000	Sell	2.300%	Sep 2007	7,502

						($47,855)

			Buy/Sell	(Pay) /		Unrealized
		Notional	Pro-	Received	Termination	Appreciation
Counterparty	Issuer	Amount	tection †	Fixed Rate	Date	(Depreciation)

Real Return Bond
Credit Suisse	Chesapeake Energy SP FBF	200,000	Sell	1.010%	Jun 2012	224
Credit Suisse	Chesapeake Energy SP FBF	200,000	Sell	0.970%	Jun 2012	(125)
Credit Suisse	Chesapeake Energy SP FBF	200,000	Sell	1.040%	Jun 2012	487
Credit Suisse	Chesapeake Energy SP FBF	1,000,000	Sell	1.010%	Jun 2012	1,123
Deutsche Bank	Indonesia SP DUB	2,200,000	Sell	0.510%	Dec 2008	5,897
Barclays Capital	Panama SP BRC	2,100,000	Sell	0.300%	Dec 2008	2,219
Barclays Capital	Peru SP BRC	1,100,000	Sell	0.350%	Dec 2008	449
Lehman Brothers	Peru SP LSI	1,000,000	Sell	0.370%	Dec 2008	708
HSBC Bank	Russian Federation	1,000,000	Sell	0.240%	Feb 2008	160
Deutsche Bank	Russian Federation	1,000,000	Sell	0.325%	Dec 2008	1,112
Barclays Capital	Russian Federation	1,100,000	Sell	0.330%	Dec 2008	1,305
HSBC Bank	Russian Federation	1,000,000	Sell	0.280%	Nov 2007	418
Barclays Capital	Ukraine SP BRC	1,100,000	Sell	0.780%	Dec 2008	5,209
Deutsche Bank	Ukraine SP DUB	1,000,000	Sell	0.790%	Dec 2008	4,886

						$24,072

Spectrum Income
JP Morgan Chase	Holcim Finance Lux SA	60,000	Buy	(0.240)%	Jun 2012	($15)
JP Morgan Chase	Kelda Group PLC	100,000	Buy	(0.240)%	Jun 2012	($143)
JP Morgan Chase	Republic of Venezuela	600,000	Buy	(1.900)%	Jun 2012	$15,744
JP Morgan Chase	Saint-Gobain Neder BV	60,000	Buy	(0.240)%	Jun 2012	$25
JP Morgan Chase	Teliasonera AB	100,000	Buy	(0.300)%	Jun 2012	($412)
JP Morgan Chase	United Utilities PLC	100,000	Buy	(0.240)%	Jun 2012	$310
JP Morgan Chase	Fiat S.P.A	100,000	Sell	0.580%	Jun 2012	$375
JP Morgan Chase	Heidelberg Cement AG	60,000	Sell	0.380%	Jun 2012	$238
JP Morgan Chase	iTRAXX Europe Series 7 5Y	200,000	Sell	0.300%	Jun 2012	$647

						$16,769

Total Return
JP Morgan Chase	Dow Jones CDX NA IG	9,000,000	Buy	(0.650)%	Mar 2013	($9,914)
Bank of America	Dow Jones CDX NA IG	3,000,000	Buy	(0.650)%	Dec 2016	(3,305)
Lehman Brothers	Federative Republic of Brazil	6,100,000	Sell	0.240%	Nov 2007	3,265
Lehman Brothers	Federative Republic of Brazil	10,300,000	Sell	1.120%	Nov 2011	235,625
Morgan Stanley	Federative Republic of Brazil	900,000	Sell	1.660%	Mar 2013	43,260
Lehman Brothers	Ford Motor Credit SP	300,000	Sell	0.950%	Dec 2007	123
Credit Suisse	Ford Motor Credit SP	300,000	Sell	0.950%	Dec 2007	123
Lehman Brothers	Ford Motor Credit SP	300,000	Sell	0.950%	Dec 2007	123
JP Morgan Chase	Gazprom SP	8,700,000	Sell	0.420%	Nov 2007	7,895
Lehman Brothers	Indonesia SL LSI	2,000,000	Sell	0.450%	Jun 2009	2,411
Deutsche Bank	Republic of Panama	900,000	Sell	0.250%	Dec 2008	276
Deutsche Bank	Russian Federation	3,000,000	Sell	0.260%	Dec 2007	922
Deutsche Bank	SoftBank Corporation	92,000,000	Sell	2.300%	Sep 2007	4,183
Lehman Brothers	Ukraine SP LSI	4,200,000	Sell	0.730%	Apr 2009	17,412
Lehman Brothers	Ukraine SP LSI	2,000,000	Sell	0.700%	Dec 2008	7,075

						$309,474

If the fund is a Seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the Buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

BBR — Bank Bill Rate BBSW — Bank Bill Swap Rate CBK — Canada Bankers Acceptance CDI — Brazil Interbank Deposit Rate CDOR — Canadian Dollar Offered Rate CMS — Constant Maturity Swap

FRCPXTOB — French CPI Ex Tobacco Daily Reference Index

CPTFEMU — Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index

HICPXTOB - Harmonised Index of Consumer Prices for the Monetary Union Excluding Tobacco
TIIE — Tasa de Interes Interbancario de Equilibrio

Currency symbols are defined as follows:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR European Currency
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD U.S. Dollar

Forward Foreign Currency Contracts All Funds described in this report may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service.

At May 31, 2007, certain Funds entered into forward foreign currency contracts, which contractually obligate the Funds to deliver currencies at future dates. Open forward foreign currency contracts as of May 31, 2007 were as follows:

		Principal
		Amount		Unrealized
		Covered by	Settlement	Appreciation
Fund	Currency	Contract	Date	(Depreciation)

Global Bond	Buys

	Australian Dollar	1,783,337	Jun 2007	($7,886)
	Australian Dollar	21,752,800	Jun 2007	193,469
	Australian Dollar	164,403	Jun 2007	1,024
	Brazilian Real	640,744	Jun 2007	46,325
	Brazilian Real	644,303	Jun 2007	46,454
	Brazilian Real	6,139,892	Oct 2007	166,990
	Brazilian Real	2,075,293	Mar 2008	87,260
	Brazilian Real	640,087	Jun 2007	46,214
	Brazilian Real	2,570,030	Mar 2008	50,932
	Brazilian Real	644,896	Jun 2007	46,754
	Brazilian Real	7,313,785	Oct 2007	208,563
	Canadian Dollar	12,935,000	Jun 2007	311,045
	Chilean Peso	112,100,000	Jun 2007	624
	Danish Kroner	9,141,000	Jun 2007	27,811
	Danish Kroner	370,000	Jun 2007	(976)
	Euro	68,224,000	Jun 2007	(76,852)
	Euro	21,000,000	Jun 2007	(15,848)
	Euro	832,000	Jun 2007	1,788
	Euro	2,549,000	Jun 2007	(845)
	Indian Rupee	7,958,000	Nov 2007	202
	Japanese Yen	17,043,866,000	Jun 2007	(2,535,381)

Japanese Yen	302,504,000	Jun 2007	(17,181)
Japanese Yen	13,018,000	Jun 2007	(389)
Malaysian Ringgit	4,410,951	May 2008	1,483
Malaysian Ringgit	4,857,160	May 2008	2,074
Malaysian Ringgit	22,636,182	May 2008	(19,207)
Mexican Peso	66,211,857	Mar 2008	178,492
New Taiwan Dollar	38,334,004	Jul 2007	6,866
New Taiwan Dollar	38,334,004	Jun 2007	5,074
New Zealand
Dollar	6,301,370	Jun 2007	66,095
Norwegian Krone	11,255,000	Jun 2007	32,797
Polish Zloty	80,000	Sep 2007	575
Pound Sterling	18,532,000	Jun 2007	25,847
Singapore Dollar	1,829,000	Aug 2007	(18,514)
South African Rand	379,000	Jun 2007	302
South Korean Won	1,446,869,000	Aug 2007	(6,883)
Swedish Krona	40,395,000	Jun 2007	72,929
Yuan Renminbi	14,957,092	Aug 2007	32,389
Yuan Renminbi	7,795,515	Jan 2008	(4,857)
Yuan Renminbi	12,560,870	Mar 2008	(19,807)
Yuan Renminbi	12,344,570	Nov 2007	(2,608)
Yuan Renminbi	4,254,138	Jan 2008	(2,819)
Yuan Renminbi	9,357,792	Mar 2008	(15,874)
Yuan Renminbi	5,699,130	Mar 2009	(7,981)
Yuan Renminbi	3,401,389	Jan 2008	(3,032)
Yuan Renminbi	25,079,302	Sep 2007	60,681
Yuan Renminbi	48,534,373	Jan 2008	(57,514)
Yuan Renminbi	10,827,422	Mar 2008	(10,716)
Yuan Renminbi	13,844,137	Aug 2007	31,607
Yuan Renminbi	14,322,100	Nov 2007	(2,384)
Yuan Renminbi	786,100	Jan 2008	(795)
Yuan Renminbi	29,825,098	Mar 2008	(38,237)
Yuan Renminbi	32,650,136	Nov 2007	7,440
Yuan Renminbi	4,567,045	Jan 2008	(4,574)
Yuan Renminbi	7,387,352	Mar 2008	(5,899)
Yuan Renminbi	7,800,375	Jan 2008	(5,631)

			($1,122,586)
Sells

Australian Dollar	45,554	Jun 2007	$82
Brazilian Real	1,284,373	Jun 2007	($50,569)
Euro	675,811	Jun 2007	2,537
Euro	1,346,758	Jun 2007	209
Mexican Peso	4,223,000	Mar 2008	(93,310)
New Taiwan Dollar	1,153,596	Jun 2007	(7,161)
New Zealand
Dollar	7,228,540	Jun 2007	6,962
New Zealand
Dollar	5,511,901	Jun 2007	(43,049)
New Zealand
Dollar	13,123,833	Jun 2007	(161,907)
Pound Sterling	989,535	Jun 2007	(89)

			($346,295)

Global Real Estate	Sells

	Australian Dollar	34,613,891	Jun 2007	(118,610)
	Brazilian Real	2,005,580	Jun 2007	(44,533)
	Canadian Dollar	8,109,108	Jun 2007	(94,095)
	Euro Currency	45,548,142	Jun 2007	13,573
	Hong Kong Dollar	34,791,533	Jun 2007	(66,992)
	Japanese Yen	74,915,302	Jun 2007	7,656
	Norwegian Krone	3,833,635	Jun 2007	9,312
	Philippine Peso	3,333,920	Jun 2007	17,585
	Pound Sterling	54,240,738	Jun 2007	185,865
	Singapore Dollar	13,707,850	Jun 2007	628
	South African Rand	3,217,111	Jun 2007	(3,363)
	Swedish Krona	2,496,080	Jun 2007	30,653

				($62,319)
High Income	Buys

	Canadian Dollar	13,800,000	Jun 2007	$174,789
	Sells

	Canadian Dollar	11,366,555	Jun 2007	$(910,187)
	Pound Sterling	699,480	Jun 2007	(13,044)

				($923,231)

International Equity Index	Buys

	Australian Dollar	376,000	Jun 2007	8,871
	Canadian Dollar	397,000	Jun 2007	28,000
	Euro Dollar	1,012,000	Jun 2007	10,825
	Pound Sterling	818,000	Jun 2007	13,267
	Hong Kong Dollar	864,000	Jun 2007	(254)
	Japanese Yen	158,900,000	Jun 2007	(55,464)
	Swedish Krona	838,000	Jun 2007	798

				6,043
Investment Quality Bond	Buys

	Chilean Peso	114,000,000	Jun 2007	($2,088)
	Israeli Shekel	880,000	Jun 2007	(1,682)
	Polish Zloty	605,000	Jun 2007	(6,895)

				($10,666)
	Sells

	Brazilian Real	351,370	Jun 2007	($37,939)
	Brazilian Real	1,373,164	Jun 2007	(82,335)
	Euro	217,888	Jun 2007	2,488

				($117,786)
Real Return Bond	Buys

	Canadian Dollar	158,000	Jun 2007	$1,399
	Swiss Franc	3,731,000	Jun 2007	(31,047)
	Yuan Renminbi	11,493,474	Jan 2008	8,396
	Yuan Renminbi	56,934,891	Jan 2008	29,336
	Yuan Renminbi	8,278,071	Mar 2008	(7,856)
	Yuan Renminbi	20,277,214	Mar 2008	(15,297)
	Yuan Renminbi	5,648,720	Mar 2008	(4,281)
	Yuan Renminbi	20,395,231	Mar 2009	(11,657)

	Yuan Renminbi	25,694,160	Mar 2009	(2,238)
	Yuan Renminbi	10,251,500	Mar 2009	(4,983)

				($38,227)
	Sells

	Canadian Dollar	1,070,770	Jun 2007	($28,255)
	Swiss Franc	3,775,900	Jun 2007	(18,077)
	Euro	1,272,205	Jun 2007	1,063
	Pound Sterling	7,933,357	Jun 2007	(5,410)
	Japanese Yen	818,825	Jun 2007	14,773

				($35,906)
Spectrum Income	Buys

	Australian Dollar	154,373	Aug 2007	(30)
	Brazilian Real	2,302,308	Aug 2007	69,728
	Canadian Dollar	2,305,920	Aug 2007	7,541
	Czech Koruna	4,539,263	Aug 2007	(2,207)
	Danish Krone	1,090,770	Aug 2007	(1,011)
	Euro	1,882,160	Aug 2007	(5,681)
	Hungarian Forint	51,924,830	Aug 2007	(5,380)
	Indenosian Rupee	166,155,000	Aug 2007	(317)
	Indenosian Rupee	2,000,000,000	Oct 2007	5,438
	Indenosian Rupee	5,209,680,000	Nov 2007	(6,009)
	Indian Rupee	103,010,470	Aug 2007	55,725
	Japanese Yen	1,801,012,226	Aug 2007	(199,510)
	Maylasian Ringlet	512,392	Aug 2007	(355)
	Mexican Peso	389,902	Aug 2007	131
	Norwegian Krone	1,503,718	Aug 2007	(828)
	Polish Zloty	3,607,281	Aug 2007	(14,038)
	Pound Sterling	965,848	Aug 2007	(9,898)
	Singapore Dollar	492,475	Aug 2007	(3,732)
	South African Rand	248,679	Aug 2007	(434)
	South Korean Won	1,184,147,850	Aug 2007	(4,183)
	Swedish Krona	9,152,341	Aug 2007	(22,381)
	Turkish Lira	150,000	Jul 2007	6,087
	Turkish Lira	868,140	Aug 2007	6,633

				($124,712)
	Sells

	Australian Dollar	41,336	Aug 2007	(113)
	Brazilian Real	1,945,000	Jun 2007	(94,617)
	Brazilian Real	2,693,025	Jul 2007	(92,756)
	Brazilian Real	1,327,514	Aug 2007	(8,287)
	Brazilian Real	1,606,413	Aug 2007	(40,745)
	Brazilian Real	1,945,000	Sep 2007	(17,520)
	Canadian Dollar	1,322,962	Aug 2007	(47,401)
	Euro	7,268,192	Aug 2007	34,770
	Indian Rupee	3,803,700	Aug 2007	(706)
	Japanese Yen	143,168,707	Aug 2007	7,075
	Mexican Peso	20,345,000	Jun 2007	(17,539)
	Mexican Peso	6,350,000	Aug 2007	(5,044)
	Mexican Peso	9,145,000	Aug 2007	(5,347)
	Mexican Peso	11,800,000	Aug 2007	(7,114)

	Mexican Peso	30,939,870	Aug 2007	(27,075)
	Polish Zloty	3,050,000	Jun 2007	(23,469)
	Polish Zloty	4,400,000	Aug 2007	40,206
	Polish Zloty	4,606,208	Aug 2007	38,275
	Pound Sterling	386,699	Aug 2007	2,915
	South African Rand	2,106,044	Aug 2007	8,342
	South Korean Won	528,078,000	Aug 2007	(4,316)
	Swedish Krona	3,358,473	Aug 2007	13,769
	Turkish Lira	100,000	Jul 2007	(1,566)
	Turkish Lira	1,725,000	Jul 2007	(68,006)
	Turkish Lira	2,891,640	Aug 2007	(43,406)

				($359,672)
Strategic Income	Buys

	Australian Dollar	10,400,000	Jun 2007	($48,080)
	Australian Dollar	10,700,000	Jun 2007	(23,279)
	Canadian Dollar	17,804,404	Jun 2007	1,132,062
	Canadian Dollar	145,717,771	Jun 2007	4,691,382
	Canadian Dollar	4,121,522	Jun 2007	55,151
	Canadian Dollar	1,926,474	Jun 2007	101,968
	Canadian Dollar	1,931,064	Jun 2007	106,261
	Canadian Dollar	19,073,872	Jun 2007	841,144
	Euro	27,890,000	Jun 2007	30,170
	Euro	31,500,000	Jun 2007	(39,441)
	Euro	3,300,000	Jun 2007	27,530
	Euro	4,900,000	Jun 2007	(12,584)
	New Zealand
	Dollar	6,700,000	Jun 2007	88,040
	New Zealand
	Dollar	18,480,000	Jun 2007	204,791

				$7,155,116
	Sells

	Australian Dollar	9,582,243	Jun 2007	($4,836)
	Australian Dollar	12,190,228	Jun 2007	(124,210)
	Canadian Dollar	87,624,679	Jun 2007	(6,002,642)
	Canadian Dollar	77,725,000	Jun 2007	(2,987,930)
	Canadian Dollar	3,800,000	Jun 2007	(44,701)
	Canadian Dollar	7,500,000	Jun 2007	(407,771)
	Euro	17,390,021	Jun 2007	152,281
	Euro	44,179,341	Jun 2007	276,971
	Euro	36,108,068	Jun 2007	(279,724)
	Euro	4,053,253	Jun 2007	13,158
	New Zealand
	Dollar	6,682,111	Jun 2007	(76,060)
	New Zealand
	Dollar	15,955,471	Jun 2007	(271,485)
	New Zealand
	Dollar	12,581,200	Jun 2007	(435,625)
	Pound Sterling	5,607,326	Jun 2007	(86,491)

				($10,279,067)
Total Return	Buys

	Australian Dollar	2,428,000.00	Jun 2007	($10,737)
	Australian Dollar	875,000.00	Jun 2007	7,782
	Brazilian Real	840,422.70	Jun 2007	57,614

Brazilian Real	721,018.00	Jun 2007	52,558
Brazilian Real	774,076.60	Jun 2007	52,908
Brazilian Real	1,499,099.20	Jun 2007	105,849
Brazilian Real	720,279.00	Jun 2007	52,432
Brazilian Real	725,689.00	Jun 2007	53,043
Brazilian Real	4,404,450.19	Jun 2007	132,186
Brazilian Real	58,673.50	Oct 2007	1,654
Brazilian Real	44,968,764.09	Oct 2007	800,605
Brazilian Real	5,460,059.60	Oct 2007	172,233
Brazilian Real	9,421,427.76	Oct 2007	172,544
Brazilian Real	9,917,017.00	Oct 2007	303,800
Brazilian Real	9,685,034.69	Mar 2008	193,013
Brazilian Real	10,876,398.45	Mar 2008	445,857
Canadian Dollar	1,452,668.40	Jun 2007	3,740
Canadian Dollar	1,332,700.00	Jun 2007	30,899
Euro	10,320,000.00	Jun 2007	(7,788)
Euro	1,481,000.00	Jun 2007	(195)
Euro	10,320,000.00	Jun 2007	34,041
Indian Rupee	38,868,436.39	Jun 2007	27,105
Indian Rupee	25,218,518.83	Jun 2007	8,105
Indian Rupee	20,934,699.88	May 2008	9,235
Indian Rupee	279,520,200.00	May 2008	80,732
Indonesian Rupiah	2,404,812,500.00	May 2007	(7,691)
Indonesian Rupiah	4,809,625,000.00	May 2007	(15,381)
Indonesian Rupiah	2,399,362,500.00	May 2007	(8,291)
Japanese Yen	565,162,818.00	Jun 2007	(14,247)
Japanese Yen	60,691,300.00	Jun 2007	(676)
Malaysian Ringgit	3,460,493.00	May 2008	(1,607)
Malaysian Ringgit	1,800,680.00	May 2008	(1,546)
Mexican Peso	18,776,674.60	Mar 2008	49,062
Mexican Peso	38,895,579.00	Mar 2008	14,635
New Zealand
Dollar	665,000.00	Jun 2007	(471)
Philippine Peso	23,081,070.00	May 2008	(3,225)
Polish Zloty	4,571,527.52	Sep 2007	(8,259)
Polish Zloty	4,266,958.00	Sep 2007	(1,904)
Singapore Dollar	54,999.36	Jul 2007	(139)
Singapore Dollar	2,464,052.20	Jul 2007	(4,228)
Singapore Dollar	1,800,326.00	Jul 2007	(920)
Singapore Dollar	253,421.93	Aug 2007	(2,565)
South Korean Won	2,594,942,900.00	Jul 2007	3,404
South Korean Won	1,715,045,750.00	Aug 2007	(8,159)
Swedish Krona	8,423,299.98	Jun 2007	(6,198)
Yuan Renminbi	1,344,612.50	Sep 2007	3,277
Yuan Renminbi	12,892,473.75	Nov 2007	12,830
Yuan Renminbi	111,496,700.00	Nov 2007	(30,889)
Yuan Renminbi	6,007,200.00	Nov 2007	2,639
Yuan Renminbi	1,363,611.00	Jan 2008	(1,629)
Yuan Renminbi	1,363,612.00	Jan 2008	(1,453)
Yuan Renminbi	2,694,769.00	Jan 2008	(2,699)
Yuan Renminbi	1,262,333.50	Jan 2008	(1,287)

	Yuan Renminbi	1,363,612.00	Jan 2008	(1,453)

				$2,740,143
	Sells

	Brazilian Real	4,840,097.30	Jun 2007	($196,322)
	Canadian Dollar	76,672.66	Jun 2007	(961)
	Euro	13,395,889.50	Jun 2007	11,197
	Japanes Yen	9,406,856.91	Jun 2007	169,711
	Japanes Yen	1,941,065.92	Jun 2007	20,662
	Japanes Yen	1,427,618.16	Jun 2007	7,154
	Pound Sterling	1,984,253.00	Jun 2007	5,004
	Pound Sterling	8,382,340.20	Jun 2007	-5,716
	South Korean Won	449,197.32	Jul 2007	-242
	Yuan Renminbi	178,448.91	Sep 2007	172
	Yuan Renminbi	16,176,843.80	Nov 2007	(6,375)
	Yuan Renminbi	408,000.00	Nov 2007	2,777
	Yuan Renminbi	801,922.31	Nov 2007	(716)
	Yuan Renminbi	678,170.32	Jan 2008	(50)
	Yuan Renminbi	169,524.53	Jan 2008	(35)
	Yuan Renminbi	235,424.76	Jan 2008	758

				$7,018
Vista	Sells

	Danish Kroner	726,513	Jun 2007	988
	Pound Sterling	2,748,501	Jun 2007	2,020
	Japanese Yen	2,502,843	Jun 2007	(652)
	Norwegian Krone	1,739,713	Jun 2007	6,474
	Swedish Krona	1,341,273	Jun 2007	7,754

				$16,584

Forward Commitments All Funds described in this report may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Funds at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Fund’s net asset value starting on the day the Fund agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Investment Transactions

At May 31, 2007, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio Name	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Absolute Return	$5,237,701	$479,775	($1,505)	$478,270
Active Bond	608,092,872	2,452,213	(5,353,407)	(2,901,195)

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio Name	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

All Cap Core	455,254,368	32,972,613	(3,426,797)	29,545,816
All Cap Growth	104,551,608	30,224,150	(109,321)	30,114,829
All Cap Value	82,727,516	16,764,277	(329,191)	16,435,086
Blue Chip Growth	1,365,564,397	341,582,851	(10,731,537)	330,851,314
Capital Appreciation	565,862,466	95,553,756	(6,927,630)	88,626,126
Core Bond	274,718,967	152,101	(2,409,400)	(2,257,299)
Core Equity	697,340,487	152,850,837	(13,181,988)	139,668,850
Emerging Growth	233,352,152	34,193,211	(17,735,274)	16,457,937
Emerging Markets Value	345,520,950	13,387,970	(2,425,628)	10,962,343
Emerging Small Company	55,640,593	7,873,003	(1,475,379)	6,397,624
Equity Income	788,300,070	178,763,467	(2,273,862)	176,489,605
Fundamental Value	867,383,440	184,850,265	(7,564,090)	177,286,174
Global Bond	1,339,228,040	5,012,145	(14,505,513)	(9,493,368)
Global Real Estate	404,814,791	80,302,669	(2,900,146)	77,402,523
High Income	369,745,916	30,340,596	(6,773,984)	23,566,612
High Yield Fund	1,545,463,209	49,426,137	(10,984,541)	41,855,031
Index 500 Fund	41,036,568	4,553,672	(316,918)	4,236,754
International Equity Index	324,087,650	96,366,002	(4,030,536)	92,335,466
International Opportunities	720,730,138	139,204,766	(9,556,419)	129,648,347
International Small Cap	352,136,855	138,475,513	(18,532,757)	119,942,756
International Small Company	229,783,324	59,892,302	(14,685,829)	45,206,474
International Value	1,122,635,265	263,375,435	(8,116,253)	255,259,182
Investment Quality Bond	155,603,967	1,630,246	(2,917,851)	(1,287,605)
Large Cap	311,320,880	44,440,075	(723,142)	43,716,933
Large Cap Value	463,278,602	98,924,415	(3,441,369)	95,483,046
Lifecycle 2010 Portfolio	15,266,951	575,276	(22,858)	552,418
Lifecycle 2015 Portfolio	29,124,739	1,257,443	(30,251)	1,227,192
Lifecycle 2020 Portfolio	36,437,820	1,937,760	(23,372)	1,914,388
Lifecycle 2025 Portfolio	35,793,025	2,075,881	(15,762)	2,060,120
Lifecycle 2030 Portfolio	26,147,945	1,501,109	(5,983)	1,495,126
Lifecycle 2035 Portfolio	20,230,355	1,290,965	(775)	1,290,190
Lifecycle 2040 Portfolio	12,792,154	768,929	-	768,929
Lifecycle 2045 Portfolio	13,082,201	663,037	-	663,037
Lifecycle Retirement Portfolio	46,083,815	1,251,137	(93,329)	1,157,808
Mid Cap Index	378,477,543	52,870,449	(6,550,605)	46,319,844
Mid Cap Intersection	328,146,886	14,889,436	(2,461,618)	12,427,817
Mid Cap Stock	442,865,087	83,660,564	(1,878,765)	81,781,814
Mid Cap Value	259,180,831	43,260,873	(2,472,599)	40,788,274
Mid Cap Value Equity	117,558,338	23,675,146	(1,882,621)	21,792,525
Natural Resources	683,110,716	230,127,211	(6,964,121)	223,163,090
Quantitative All Cap	5,706,866	716,814	(50,975)	665,839
Quantitative Mid Cap	120,207,511	15,976,243	(1,611,880)	14,364,363
Quantitative Value	727,168,247	81,171,632	(5,145,814)	76,025,818
Real Estate Equity	248,152,955	35,582,339	(733,461)	34,848,878
Real Estate Securities	152,550,768	42,515,065	(322,882)	42,192,183
Real Return Bond	1,018,977,620	179,384	(23,866,271)	(23,686,888)
Small Cap	205,515,850	41,793,719	(1,604,315)	40,189,403
Small Cap Index	70,457,569	12,396,428	(2,530,727)	9,865,701

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio Name	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Small Cap Opportunities	219,630,075	56,905,549	(6,110,862)	50,794,687
Small Company Value	417,947,419	104,450,420	(11,770,988)	92,679,432
Small Company	88,396,702	20,387,902	(1,304,150)	19,083,752
Small Company Growth	185,077,699	24,378,735	(1,264,113)	23,114,622
Special Value	5,177,635	853,842	(18,256)	835,587
Spectrum Income	953,329,015	42641746.66	(7,170,993)	35,470,754
Strategic Bond	563,691,538	6,308,183	(3,190,085)	3,118,098
Strategic Income	403,122,883	9,609,306	(2,566,868)	7,042,437
Total Bond Market	53,600,924	1,803	(632,654)	(630,851)
Total Return	1,883,183,245	949,271	(12,082,076)	(11,132,805)
U.S. Gov’t Securities	310,318,959	139,641	(1,101,176)	(935,638)
U.S. High Yield Bond	384,452,572	8,497,382	(651,906)	7,845,476
U.S. Multi Sector	1,355,368,247	189,432,259	(10,389,377)	179,042,882
U.S. Global Leaders Growth	647,786,633	50,691,770	(10,906,922)	39,784,848
Value	9,272,661	998,875	(51,870)	947,005
Value & Restructuring	328,114,894	96,257,149	(4,018,038)	92,239,111
Vista	135,240,730	44,523,780	(732,432)	43,791,343

Investment in affiliated underlying funds The Absolute Return Portfolio and Lifecycle Portfolios invests primarily in affiliated underlying funds. The Portfolios do not invest in the underlying affiliated funds for the purpose of exercising management or control. A summary of Absolute Return Portfolio’s and Lifecycle Portfolios’ transactions in the securities of affiliated issuers at May 31, 2007, is set forth below:

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
PORTFOLIO	AFFILIATE – CLASS NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Absolute Return

	John Hancock Funds II

	Capital Appreciation Fund	21,668	76	483	21,261	$5,161	$232,384

	Core Bond Fund	12,400	1,295	20	13,675	253	170,392

	Emerging Small Company Fund	3,401	542	3,943	-	119,083	-

	Equity-Income Fund	5,807	5,738	282	11,263	5,488	231,785

	Fundamental Value Fund	6,588	129	318	6,399	5,580	117,157

	Global Bond Fund	6,974	4,833	1	11,806	-	168,944

	High Income Fund	41,253	2,738	2,695	41,296	29,962	464,584

	High Yield Fund	10,288	845	177	10,956	1,852	115,035

	International Opportunities Fund	6,689	1,299	429	7,559	7,615	145,061

	International Small Company Fund	16,873	94	2,534	14,433	28,270	173,916

	International Value Fund	6,020	1,794	670	7,144	13,270	144,533

	Investment Quality Bond Fund	13,196	11,083	-	24,279	-	284,065

	Large Cap Fund	10,722	354	868	10,208	14,202	174,040

	Large Cap Value Fund	4,507	26	329	4,204	8,700	116,699

	Natural Resources Fund	5,929	320	2,103	4,146	84,228	177,534

	Quantitative Value Fund	6,468	360	549	6,279	9,828	116,418

	Real Estate Equity Fund	45,918	3,054	15,851	33,121	189,381	403,740

	Real Return Bond Fund	39,215	4,478	351	43,342	4,630	565,618

	Small Company Value Fund	6,418	187	264	6,341	7,093	174,369

	Spectrum Income Fund	30,242	2,318	430	32,130	4,598	342,507

	Strategic Bond Fund	17,824	1,381	90	19,115	1,080	227,665

	Strategic Income Fund	15,298	1,811	157	16,952	1,591	171,387

	Total Return Fund	26,398	2,850	4,190	25,058	57,493	340,033

	U.S. Government Securities Fund	7,609	828	23	8,414	313	113,335

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2010		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II

	Blue Chip Growth Fund	-	15,500	586	14,914	$10,355	$316,767

	Capital Appreciation Fund	-	29,889	937	28,952	8,014	316,447

	Core Equity Fund	-	9,565	442	9,123	6,547	158,104

	Fundamental Value Fund	-	17,811	523	17,288	7,300	316,543

	Global Real Estate Fund	-	39,087	1,342	37,745	13,087	477,093

	High Income Fund	-	57,905	1,747	56,158	15,377	631,776

	High Yield Fund	-	124,250	3,872	120,378	34,014	1,263,964

	Index 500 Fund	-	293,278	9,535	283,743	85,817	3,166,574

	International Equity Index Fund	-	46,903	1,631	45,272	29,653	1,030,400

	International Opportunities Fund	-	8,518	267	8,251	4,106	158,344

	International Small Cap Fund	-	6,793	247	6,546	4,533	159,128

	International Small Company Fund	-	13,644	452	13,192	3,993	158,959

	International Value Fund	-	8,084	263	7,821	4,258	158,218

	Investment Quality Bond Fund	-	27,675	723	26,952	7,083	315,339

	Large Cap Value Fund	-	11,763	356	11,407	7,853	316,669

	Mid Cap Index Fund	-	14,638	488	14,150	8,937	317,807

	Natural Resources Fund	-	15,452	639	14,813	21,485	634,295

	Real Estate Equity Fund	-	53,575	1,765	51,810	19,336	631,570

	Real Return Bond Fund	-	62,027	1,580	60,447	17,615	788,834

	Small Cap Index Fund	-	18,016	558	17,458	8,396	317,214

	Spectrum Income Fund	-	45,690	1,259	44,431	11,080	473,635

	Strategic Bond Fund	-	54,547	1,549	52,998	14,895	631,201

	Strategic Income Fund	-	48,107	1,264	46,843	10,554	473,585

	Total Bond Market Fund	-	114,221	3,398	110,823	28,618	1,104,904

	Total Return Fund	-	23,861	629	23,232	7,172	315,255

	U.S. High Yield Bond Fund	-	48,274	1,444	46,830	16,105	631,734

	Value & Restructuring Fund	-	23,718	780	22,938	8,677	317,238

	John Hancock Funds III

	International Core Fund	-	5,168	163	5,005	$6,025	$237,772

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2015		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II

	Blue Chip Growth Fund	-	29,137	546	28,591	$8,250	$607,271

	Capital Appreciation Fund	-	56,306	801	55,505	6,327	606,665

	Core Equity Fund	-	36,087	1,059	35,028	14,902	607,033

	Emerging Small Company Fund	-	9,882	167	9,715	3,039	303,504

	Fundamental Value Fund	-	50,317	582	49,735	7,614	910,651

	Global Real Estate Fund	-	49,001	1,011	47,990	8,137	606,595

	High Income Fund	-	54,593	718	53,875	5,349	606,095

	High Yield Fund	-	264,390	4,465	259,925	32,918	2,729,212

	Index 500 Portfolio	-	610,577	12,036	598,541	102,561	6,679,719

	International Equity Index Fund	-	108,798	2,093	106,705	31,836	2,428,614

	International Opportunities Fund	-	24,107	389	23,718	5,503	455,152

	International Small Cap Fund	-	12,743	250	12,493	4,019	303,702

	International Small Company Fund	-	51,227	829	50,398	6,987	607,295

	International Value Fund	-	22,866	364	22,502	4,901	455,213

	Large Cap Value Fund	-	22,161	286	21,875	5,826	607,238

	Mid Cap Index Fund	-	41,306	747	40,559	12,123	910,963

	Mid Cap Stock Fund	-	16,206	243	15,963	2,767	303,619

	Natural Resources Fund	-	36,087	600	35,487	18,668	1,519,537

	Real Estate Equity Fund	-	75,920	551	75,369	6,557	918,751

	Real Return Bond Fund	-	94,279	1,408	92,871	9,705	1,211,963

	Small Cap Index Fund	-	34,000	603	33,397	7,940	606,818

	Small Company Value Fund	-	11,185	158	11,027	3,046	303,253

	Spectrum Income Fund	-	57,590	739	56,851	6,188	606,033

	Strategic Bond Fund	-	77,396	1,078	76,318	11,243	908,942

	Strategic Income Fund	-	60,634	691	59,943	3,793	606,019

	Total Bond Market Fund	-	123,374	1,814	121,560	14,709	1,211,956

	Total Return Fund	-	45,212	579	44,633	6,133	605,668

	U.S. High Yield Bond Fund	-	45,580	652	44,928	7,220	606,079

	Value & Restructuring Fund	-	44,745	807	43,938	8,687	607,667

	Value Fund	-	25,830	490	25,340	4,333	303,574

	John Hancock Funds III

	International Core Fund	-	12,986	207	12,779	$5,903	$607,130

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2020		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II

	Blue Chip Growth Fund	-	55,359	1,236	54,123	$24,211	$1,149,582

	Capital Appreciation Fund	-	71,635	1,468	70,167	15,247	766,922

	Core Equity Fund	-	45,066	999	44,067	16,122	763,687

	Emerging Small Company Fund	-	18,945	403	18,542	11,579	579,237

	Fundamental Value Fund	-	64,164	1,491	62,673	25,609	1,147,544

	Global Real Estate Fund	-	31,559	990	30,569	11,909	386,389

	High Income Fund	-	69,733	1,792	67,941	19,791	764,332

	High Yield Fund	-	187,465	5,406	182,059	55,597	1,911,622

	Index 500 Portfolio	-	808,840	19,827	789,013	206,508	8,805,387

	International Equity Index Fund	-	183,410	6,065	177,345	126,681	4,036,376

	International Opportunities Fund	-	41,134	1,159	39,975	20,931	767,113

	International Small Cap Fund	-	32,837	1,125	31,712	24,159	770,927

	International Small Company Fund	-	66,243	2,307	63,936	24,881	770,428

	International Value Fund	-	39,018	1,135	37,883	21,541	766,373

	Large Cap Value Fund	-	42,310	991	41,319	25,093	1,147,010

	Mid Cap Index Fund	-	87,827	2,117	85,710	42,693	1,925,041

	Mid Cap Stock Fund	-	31,105	712	30,393	12,144	578,081

	Natural Resources Fund	-	46,601	1,726	44,875	63,243	1,921,556

	Real Estate Equity Fund	-	32,317	170	32,147	2,064	391,871

	Real Return Bond Fund	-	90,766	2,870	87,896	37,331	1,147,048

	Small Cap Index Fund	-	86,543	1,900	84,643	32,527	1,537,956

	Small Company Value Fund	-	21,400	467	20,933	11,948	575,650

	Spectrum Income Fund	-	36,811	1,022	35,789	10,710	381,511

	Strategic Bond Fund	-	65,989	1,899	64,090	22,643	763,309

	Strategic Income Fund	-	38,888	1,085	37,803	10,835	382,193

	Total Bond Market Fund	-	39,395	1,150	38,245	11,537	381,302

	Total Return Fund	-	57,910	1,707	56,203	23,367	762,678

	U.S. High Yield Bond Fund	-	58,321	1,669	56,652	22,180	764,231

	Value & Restructuring Fund	-	57,063	1,517	55,546	18,636	768,197

	Value Fund	-	49,511	1,234	48,277	13,279	578,356

	John Hancock Funds III

	International Core Fund	-	20,869	656	20,213	$28,502	$960,299

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2025		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II

	Blue Chip Growth Fund	-	54,230	777	53,453	$15,493	$1,135,335

	Capital Appreciation Fund	-	70,161	976	69,185	10,415	756,189

	Core Equity Fund	-	66,904	1,390	65,514	23,142	1,135,353

	Emerging Small Company Fund	-	24,599	360	24,239	10,659	757,216

	Fundamental Value Fund	-	62,846	859	61,987	14,910	1,134,984

	High Income Fund	-	34,135	572	33,563	6,447	377,583

	High Yield Fund	-	109,929	1,926	108,003	20,054	1,134,035

	Index 500 Portfolio	-	723,923	11,677	712,246	123,156	7,948,661

	International Equity Index Fund	-	185,522	2,613	182,909	55,488	4,163,013

	International Opportunities Fund	-	59,910	778	59,132	14,316	1,134,737

	International Small Cap Fund	-	31,630	489	31,141	10,658	757,029

	International Small Company Fund	-	95,720	1,513	94,207	16,717	1,135,200

	International Value Fund	-	56,835	737	56,098	14,089	1,134,859

	Large Cap Value Fund	-	41,497	603	40,894	15,674	1,135,213

	Mid Cap Index Fund	-	102,727	1,599	101,128	33,620	2,271,330

	Mid Cap Stock Fund	-	50,734	812	49,922	14,291	949,517

	Natural Resources Fund	-	45,115	853	44,262	31,078	1,895,318

	Real Estate Equity Fund	-	32,020	85	31,935	1,045	389,289

	Real Return Bond Fund	-	59,064	1,168	57,896	15,304	755,544

	Small Cap Index Fund	-	126,976	2,000	124,976	35,239	2,270,814

	Small Company Value Fund	-	27,935	432	27,503	11,473	756,330

	Strategic Bond Fund	-	32,267	579	31,688	6,963	377,399

	Strategic Income Fund	-	37,985	649	37,336	6,530	377,470

	Total Bond Market Fund	-	38,559	709	37,850	7,159	377,364

	Total Return Fund	-	28,333	527	27,806	7,262	377,329

	U.S. High Yield Bond Fund	-	28,481	496	27,985	6,655	377,521

	Value & Restructuring Fund	-	55,597	854	54,743	10,771	757,090

	Value Fund	-	80,187	1,190	78,997	13,187	946,386

	John Hancock Funds III

	International Core Fund	-	24,216	326	23,890	$14,458	$1,135,037

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2030		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II

	Blue Chip Growth Fund	-	39,658	625	39,033	$12,430	$829,063

	Capital Appreciation Fund	-	64,139	985	63,154	10,344	690,274

	Core Equity Fund	-	49,041	1,208	47,833	19,966	828,951

	Emerging Small Company Fund	-	22,444	330	22,114	9,537	690,851

	Fundamental Value Fund	-	45,741	481	45,260	8,206	828,716

	Index 500 Portfolio	-	502,203	6,877	495,326	72,101	5,527,842

	International Equity Index Fund	-	147,457	1,754	145,703	36,446	3,316,197

	International Opportunities Fund	-	43,583	398	43,185	7,184	828,714

	International Small Cap Fund	-	23,122	380	22,742	8,259	552,850

	International Small Company Fund	-	69,832	1,048	68,784	11,308	828,851

	International Value Fund	-	41,407	438	40,969	8,340	828,793

	Large Cap Value Fund	-	30,261	394	29,867	10,079	829,095

	Mid Cap Index Fund	-	87,558	1,405	86,153	29,040	1,935,000

	Mid Cap Stock Fund	-	44,434	719	43,715	12,502	831,467

	Natural Resources Fund	-	39,383	634	38,749	23,288	1,659,233

	Real Estate Equity Fund	-	23,423	57	23,366	694	284,830

	Real Return Bond Fund	-	21,420	311	21,109	4,091	275,472

	Small Cap Index Fund	-	92,642	1,396	91,246	24,190	1,657,939

	Small Company Value Fund	-	25,452	347	25,105	8,991	690,378

	Strategic Bond Fund	-	23,421	290	23,131	3,479	275,494

	Total Bond Market Fund	-	28,005	375	27,630	3,785	275,474

	U.S. High Yield Bond Fund	-	41,593	688	40,905	9,182	551,814

	Value & Restructuring Fund	-	50,686	705	49,981	8,760	691,240

	Value Fund	-	70,186	966	69,220	10,486	829,257

	John Hancock Funds III

	International Core Fund	-	23,524	260	23,264	$11,203	$1,105,276

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2035		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II

	Blue Chip Growth Fund	-	30,749	379	30,370	$7,638	$645,049

	Capital Appreciation Fund	-	59,720	762	58,958	8,043	644,411

	Core Equity Fund	-	37,576	352	37,224	5,740	645,087

	Emerging Small Company Fund	-	21,013	260	20,753	7,649	648,335

	Fundamental Value Fund	-	35,671	460	35,211	8,032	644,712

	High Yield Fund	-	20,663	288	20,375	2,992	213,937

	Index 500 Portfolio	-	371,397	5,131	366,266	54,636	4,087,529

	International Equity Index Fund	-	115,305	1,922	113,383	41,249	2,580,606

	International Opportunities Fund	-	39,739	557	39,182	10,272	751,905

	International Small Cap Fund	-	27,281	689	26,592	15,557	646,442

	International Small Company Fund	-	54,626	1,026	53,600	11,372	645,881

	International Value Fund	-	37,694	521	37,173	10,096	752,005

	Large Cap Value Fund	-	23,575	338	23,237	8,861	645,052

	Mid Cap Index Fund	-	67,977	837	67,140	17,416	1,507,968

	Mid Cap Stock Fund	-	40,259	462	39,797	8,097	756,942

	Natural Resources Fund	-	31,076	836	30,240	32,464	1,294,876

	Small Cap Index Fund	-	71,880	835	71,045	14,570	1,290,880

	Small Company Value Fund	-	23,665	229	23,436	5,923	644,502

	Strategic Bond Fund	-	18,214	261	17,953	3,114	213,823

	Value & Restructuring Fund	-	47,334	650	46,684	8,282	645,634

	Value Fund	-	63,938	901	63,037	10,051	755,186

	John Hancock Funds III

	International Core Fund	-	18,367	270	18,097	$12,103	$859,783

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2040		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II

	Blue Chip Growth Fund	-	19,397	238	19,159	$4,632	$406,936

	Capital Appreciation Fund	-	37,575	402	37,173	4,163	406,296

	Core Equity Fund	-	23,761	277	23,484	4,458	406,984

	Emerging Small Company Fund	-	13,239	166	13,073	4,740	408,401

	Fundamental Value Fund	-	22,475	269	22,206	4,606	406,594

	Index 500 Portfolio	-	234,004	3,166	230,838	32,947	2,576,149

	International Equity Index Fund	-	72,772	1,319	71,453	27,668	1,626,275

	International Opportunities Fund	-	28,712	488	28,224	8,865	541,622

	International Small Cap Fund	-	17,123	380	16,743	8,244	407,023

	International Small Company Fund	-	34,506	761	33,745	8,287	406,626

	International Value Fund	-	27,246	469	26,777	8,906	541,701

	Large Cap Value Fund	-	14,829	179	14,650	4,526	406,690

	Mid Cap Index Fund	-	42,897	621	42,276	12,538	949,526

	Mid Cap Stock Fund	-	25,348	348	25,000	5,926	475,501

	Natural Resources Fund	-	19,520	504	19,016	18,946	814,257

	Small Cap Index Fund	-	52,884	642	52,242	10,982	949,237

	Small Company Value Fund	-	14,963	183	14,780	4,696	406,437

	Value & Restructuring Fund	-	29,907	467	29,440	5,756	407,153

	Value Fund	-	40,269	553	39,716	5,926	475,792

	John Hancock Funds III

	International Core Fund	-	11,599	193	11,406	$8,445	$541,883

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2045		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II

	Blue Chip Growth Fund	-	19,486	65	19,421	$780	$412,512

	Capital Appreciation Fund	-	37,829	128	37,701	1,198	412,071

	Core Equity Fund	-	23,868	64	23,804	622	412,515

	Emerging Small Company Fund	-	13,241	23	13,218	648	412,928

	Fundamental Value Fund	-	22,564	50	22,514	459	412,237

	Index 500 Portfolio	-	234,776	824	233,952	7,168	2,610,905

	International Equity Index Fund	-	72,884	470	72,414	8,470	1,648,134

	International Opportunities Fund	-	28,765	152	28,613	2,205	549,086

	International Small Cap Fund	-	17,159	204	16,955	3,556	412,177

	International Small Company Fund	-	34,530	346	34,184	2,800	411,912

	International Value Fund	-	27,272	144	27,128	2,190	548,791

	Large Cap Value Fund	-	14,892	41	14,851	958	412,272

	Mid Cap Index Fund	-	43,031	151	42,880	2,905	963,083

	Mid Cap Stock Fund	-	25,441	101	25,340	1,362	481,963

Natural Resources Fund	-	19,538	250	19,288	7,158	825,904

Small Cap Index Fund	-	53,042	73	52,969	1,111	962,443

Small Company Value Fund	-	15,011	19	14,992	483	412,267

Value & Restructuring Fund	-	29,953	98	29,855	1,143	412,893

Value Fund	-	40,362	137	40,225	891	481890

John Hancock Funds III

International Core Fund	-	11,612	51	11,561	$2,107	$549,255

	Beginning			Ending
	Share	Shares	Shares	Share	Sale	Ending
Lifecycle Retirement	Amount	Purchased	Sold	Amount	Proceeds	Value

John Hancock Funds II

Core Equity Fund	-	117,595	8,778	108,817	$143,097	$1,885,798

Emerging Small Company	-	13,577	13,577	-	408,913	-

Fundamental Value Fund	-	111,253	8,270	102,983	143,566	1,885,627

Global Bond Fund	-	142,452	10,419	132,033	151,921	1,889,394

Global Real Estate Fund	-	169,943	19,812	150,131	244,525	1,897,657

High Income Fund	-	191,649	23,010	168,639	256,164	1,897,188

High Yield Fund	-	200,825	64,392	136,433	672,906	1,432,548

Index 500 Portfolio	-	432,265	50,670	381,595	532,492	4,258,604

International Equity Index Fund	-	68,170	5,804	62,366	123,824	1,419,445

International Small Cap Fund	-	21,247	1,786	19,461	39,839	473,088

International Small Company Fund	-	86,758	8,154	78,604	91,020	947,172

International Value Fund	-	25,515	2,145	23,370	40,971	472,783

Investment Quality Bond Fund	-	210,386	8,422	201,964	99,167	2,362,977

Natural Resources Fund	-	45,069	11,924	33,145	462,162	1,419,287

Real Estate Equity Fund	-	140,917	24,631	116,286	304,262	1,417,527

Real Return Bond Fund	-	397,145	35,068	362,077	458,760	4,725,110

Small Cap Index Fund	-	71,425	18,952	52,473	334,349	953,431

Small Company Value Fund	-	18,692	1,503	17,189	39,550	472,693

Spectrum Income Fund	-	142,273	9,280	132,993	97,951	1,417,705

Strategic Bond Fund	-	126,970	7,963	119,007	95,309	1,417,368

Strategic Income Fund	-	172,856	9,568	163,288	96,179	1,650,837

Total Bond Market Fund	-	311,826	27,486	284,340	276,317	2,834,867

Total Return Fund	-	233,002	7,812	225,190	107,431	3,055,829

U.S. High Yield Bond Fund	-	157,772	17,153	140,619	229,229	1,896,956

John Hancock Funds III

International Core Fund	-	10,882	930	9,952	$41,315	$472,826

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.